UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09253

                             Wells Fargo Funds Trust
               (Exact name of registrant as specified in charter)

                     525 Market St., San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
                     525 Market St., San Francisco, CA 94105
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-643-9691

Date of fiscal year end:        March 31, 2005

Date of reporting period:       March 31, 2005

ITEM 1. REPORT TO SHAREHOLDERS

                               [GRAPHIC OMITTED]

                                                                          [LOGO]
                                                                           WELLS
                                                                           FARGO

                                                                           FUNDS

        WELLS FARGO MONEY MARKET FUNDS

                ANNUAL REPORT

                        WELLS FARGO CALIFORNIA TAX-FREE MONEY MARKET FUND

                        WELLS FARGO GOVERNMENT MONEY MARKET FUND

                        WELLS FARGO MINNESOTA MONEY MARKET FUND

                        WELLS FARGO MONEY MARKET FUND

                        WELLS FARGO NATIONAL TAX-FREE MONEY MARKET FUND

                        WELLS FARGO TREASURY PLUS MONEY MARKET FUND

                        WELLS FARGO 100% TREASURY MONEY MARKET FUND

                        CLASS A, CLASS B

                                                                  MARCH 31, 2005

                                                  WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

TABLE OF CONTENTS

Letter to Shareholders ...................................................    1
-------------------------------------------------------------------------------
Money Market Overview ....................................................    2
-------------------------------------------------------------------------------
Primary Investments ......................................................    3
-------------------------------------------------------------------------------
Performance Highlights
-------------------------------------------------------------------------------
   California Tax-Free Money Market Fund .................................    4
   Government Money Market Fund ..........................................    5
   Minnesota Money Market Fund ...........................................    6
   Money Market Fund .....................................................    7
   National Tax-Free Money Market Fund ...................................    8
   Treasury Plus Money Market Fund .......................................    9
   100% Treasury Money Market Fund .......................................   10
Fund Expenses ............................................................   11
-------------------------------------------------------------------------------
Portfolio of Investments
-------------------------------------------------------------------------------
   California Tax-Free Money Market Fund .................................   13
   Government Money Market Fund ..........................................   22
   Minnesota Money Market Fund ...........................................   26
   Money Market Fund .....................................................   28
   National Tax-Free Money Market Fund ...................................   32
   Treasury Plus Money Market Fund .......................................   46
   100% Treasury Money Market Fund .......................................   47
Financial Statements
-------------------------------------------------------------------------------
   Statement of Assets and Liabilities ...................................   48
   Statement of Operations ...............................................   50
   Statements of Changes in Net Assets ...................................   52
   Financial Highlights ..................................................   60
Notes to Financial Highlights ............................................   62
-------------------------------------------------------------------------------
Notes to Financial Statements ............................................   63
-------------------------------------------------------------------------------
Report of Independent Registered Public Accounting Firm ..................   69
-------------------------------------------------------------------------------
Other Information (Unaudited) ............................................   70
-------------------------------------------------------------------------------
List of Abbreviations ....................................................   73
-------------------------------------------------------------------------------

               -------------------------------------------------
               NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE
               -------------------------------------------------

This page is intentionally left blank --

LETTER TO SHAREHOLDERS                            WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

      We are pleased to provide you with this Wells Fargo Money Market Funds (the Funds) annual report for the 12-month period ended March 31, 2005. On the following pages, you will find the money market overview and information about each Fund's investment portfolio.

HIGHER RATES, HIGHER YIELDS
--------------------------------------------------------------------------------

      After remaining flat during the prior year, money market rates have risen steadily throughout the fiscal year ending March 31, 2005. A surprisingly strong payroll report in April 2004 stirred the markets into believing that the Federal Reserve Board (the Fed) would begin raising short-term interest rates. As expectations for action by the Fed increased, yields on money market funds began to rise, particularly on securities at the longer end of the maturity spectrum. However, the yields on these longer-term securities did not accurately reflect the eventual actions of the Fed, which raised short-term interest rates a total of seven times, from 1% to 2.75%, beginning in June 2004.

      The moves were highly anticipated as the Fed prepared investors with its commentary, therefore causing little market disruption. Common themes in the Fed's statements were that monetary policy was too accommodative and that tightening would take place by raising interest rates at a measured pace.

LOOKING AHEAD
--------------------------------------------------------------------------------

      As the economy continues to improve, increased inflationary pressures could lead to higher interest rates. This, in turn, could potentially lead to higher yields for investors in money market funds. The Fund managers will continue to manage the Funds in a manner that will seek to provide for a stable net asset value. Regardless of what lies ahead, investors should continue to follow the fundamentals of investing - asset allocation and diversification - in an effort to achieve their long-term financial goals.

      Thank you for your investment in WELLS FARGO FUNDS(R). We appreciate the confidence that you have placed in us. If you have any questions or need further information, please contact your investment professional, or call us at 1-800-222-8222. You may also visit our Web site at WWW.WELLSFARGOFUNDS.COM.

Sincerely,


/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO FUNDS

WELLS FARGO MONEY MARKET FUNDS                            PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

MONEY MARKET OVERVIEW

      This report covers the 12-month period ended March 31, 2005.

PRIME MONEY MARKET SECURITIES
--------------------------------------------------------------------------------

      The money market yield curve steepened dramatically over the 12-month reporting period. At the end of March 31, 2004, yields on one-year LIBOR (London Inter-Bank Offered Rate) securities were 0.35% higher than overnight rates. On March 31, 2005, they were 1.15% higher. Although interest rates generally rose, borrowers apparently still believed that the higher cost was justified in comparison to their potential economic returns. Indeed, after several years of decline, top-rated commercial paper outstanding increased 9.3% since September 2004 to $1.29 trillion, a level not seen since 2001.

      The credit picture looked brighter during the first six months of the period, but grew murky again in the later half as merger and acquisition activity increased and headlines about companies issuing profit warnings began to emerge. Still, the yield advantage on commercial paper and other corporate credit versus U.S. Treasury securities remained small, encouraging investors to either look for longer maturities or dip down in credit quality to potentially pick up yield. In this environment, we remained cautious in our credit process.

U.S. GOVERNMENT AGENCY SECURITIES
--------------------------------------------------------------------------------

      A similar situation took place with U.S. government agency securities, despite credit quality concerns at the agencies. This was largely due to reduced supply as rising interest rates slowed mortgage refinancing activity. The impact of improper accounting by the Federal National Mortgage Association (FNMA) forced the mortgage giant to reduce the size of its mortgage portfolio, thus reducing the agency's need for financing. Prospects for legislation creating a stronger regulator for the FNMA, the Federal Home Loan Mortgage Corporation (FHLMC), and the Federal Home Loan Bank (FHLB) have improved dramatically, and now appear certain.

U.S. TREASURY SECURITIES
--------------------------------------------------------------------------------

      Cash flows into U.S. Treasury bills increased as the upcoming election and terrorism fears caused investors to be more conservative. For example, as fears of election-related terrorism peaked in early October 2004, the yield spread between three-month U.S. Treasury bills and three-month LIBOR rates widened significantly. For the year, the average differential between LIBOR rates and U.S. Treasury bills at the one-month, three-month, and six-month maturities all widened, suggesting a flight to quality.

TAX-FREE SECURITIES
--------------------------------------------------------------------------------

      Yields on tax-exempt securities increased, but not as much as taxable securities. The yield on one-week securities rose from 0.99% to 2.28% during the fiscal year ended March 31, 2005, while the yield on one-year tax-exempt securities rose from 1.02% to 2.59%. Because the rates increased frequently, the best performing securities were variable-rate demand notes.

      With interest rates still near historic lows, municipal issuers continue to tap the markets in order to refinance older issues. While some municipalities are seeing increases in their credit ratings, the tax-exempt market continues to face challenges in many localities. California's ratings were raised from triple-B to single-A. Nevertheless, the state is still in a difficult financial position. Despite the $700 million surplus over year-to-date revenue projections, California is still facing a billion dollar structural deficit. New York Transitional Finance Authority was raised to AAA/Aa1 from AA+/Aa2, by both S&P and Moody's. In spite of these upbeat notes, other issuers, such as the State of Illinois and the City of San Diego, continue to face financial challenges because of under-funded pension plans and diminished reserves. We continue to be vigilant on these issues.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------

      As the Federal Reserve Board continues to increase short-term interest rates, we will seek to capture these increases in the yields of money market instruments. We intend to continue to emphasize floating rate and variable rate securities, as long as we believe that rates are steady or rising.

      AN INVESTMENT IN THE WELLS FARGO MONEY MARKET FUNDS IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

      THE VIEWS EXPRESSED ARE AS OF MARCH 31, 2005, AND ARE THOSE OF THE FUNDS' MANAGERS. THE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME IN RESPONSE TO CHANGING CIRCUMSTANCES IN THE MARKET AND ARE NOT INTENDED TO PREDICT OR GUARANTEE THE FUTURE PERFORMANCE OF ANY INDIVIDUAL SECURITY, MARKET SECTOR OR THE MARKETS GENERALLY, OR THE WELLS FARGO MONEY MARKET FUNDS.

PERFORMANCE HIGHLIGHTS                            WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

PRIMARY INVESTMENTS*
--------------------------------------------------------------------------------

                                                                           Certificates
Wells Fargo               U.S.                     U.S.                    of Deposit/
Money Market           Treasury    Repurchase   Government    Commercial     Bankers
Fund Name             Securities   Agreements   Obligations      Paper     Acceptances
California Tax-Free

Government                X            X             X

Minnesota

Money Market              X            X             X             X            X

National Tax-Free

Treasury Plus             X            X

100% Treasury             X

                                                 Mortgage-
                                                 and Other
Wells Fargo                        Floating/      Asset-
Money Market            Time     Variable Rate    Backed       Corporate     Municipal
Fund Name             Deposits    Notes/Bonds    Securities   Notes/Bonds   Obligations
California Tax-Free                                                              X

Government

Minnesota                                                                        X

Money Market             X             X            X             X

National Tax-Free                                                                X

Treasury Plus

100% Treasury

--------------------------------------------------------------------------------

* The chart highlights some of the primary investments that the Funds may make as part of their investment strategies. The chart does not identify all of the permitted investments for each Fund.

WELLS FARGO MONEY MARKET FUNDS                            PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO CALIFORNIA TAX-FREE MONEY MARKET FUND -- CLASS A

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
      The Wells Fargo California Tax-Free Money Market Fund (the Fund) seeks current income exempt from federal income tax and California individual income tax, while preserving capital and liquidity.

FUND MANAGER                              INCEPTION DATE
   Dave Sylvester                            01/01/92

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

                                                                   6-Month*   1-Year   5-Year   10-Year
Wells Fargo California Tax-Free Money Market Fund - Class A          0.55      0.79     1.28     2.01

Benchmark

   iMoneyNet All State Specific California Money Fund Average(2)     0.58      0.86     1.36     2.10

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. YIELDS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT WWW.WELLSFARGOFUNDS.COM.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO A CONTINUED INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

FUND YIELD SUMMARY(1) (AS OF MARCH 31, 2005)
----------------------------------------------------------
7-Day Current Yield                                 1.45%

7-Day Compound Yield                                1.46%

30-Day Simple Yield                                 1.25%

30-Day Compound Yield                               1.26%

FUND CHARACTERISTICS(3) (AS OF  MARCH 31, 2005)
----------------------------------------------------------
Weighted Average Maturity                         21 days

PORTFOLIO COMPOSITION(3) (AS OF MARCH 31, 2005)
----------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Municipal Commercial Paper                (6%)
Municipal Bonds                          (10%)
Municipal Demand Notes                   (84%)

MATURITY DISTRIBUTION(3) (AS OF MARCH 31, 2005)
----------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Overnight                                (10%)
2-14 days                                (74%)
30-59 days                                (3%)
60-89 days                                (2%)
90-179 days                               (9%)
180+ days                                 (2%)


--------------------------------------------------------------------------------
(1) The Fund's Adviser has committed through June 30, 2006, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's 7-day current yield would have been 1.27%.

      Performance shown for the Class A shares of the Wells Fargo California Tax-Free Money Market Fund for periods prior to November 8, 1999, reflects performance of the Class A shares of the Stagecoach California Tax-Free Money Market Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach Funds were reorganized into the WELLS FARGO FUNDS(R).

(2) The iMoneyNet All State Specific California Money Fund Average is an average of California retail state tax-free and municipal money funds.

(3) Portfolio holdings and characteristics are subject to change.

PERFORMANCE HIGHLIGHTS                            WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

WELLS FARGO GOVERNMENT MONEY MARKET FUND -- CLASS A

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
      The Wells Fargo Government Money Market Fund (the Fund) seeks current income, while preserving capital and liquidity.

FUND MANAGER                              INCEPTION DATE
   Dave Sylvester                            11/16/87

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

                                                         6-Month*   1-Year   5-Year   10-Year
Wells Fargo Government Money Market Fund - Class A         0.79       1.11    2.16     3.49

Benchmark

   iMoneyNet First Tier Retail Money Fund Average(2)       0.70       0.97    2.16     3.57

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. YIELDS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT WWW.WELLSFARGOFUNDS.COM.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO A CONTINUED INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

FUND YIELD SUMMARY(1) (AS OF MARCH 31, 2005)
---------------------------------------------------------
7-Day Current Yield                                 2.13%

7-Day Compound Yield                                2.15%

30-Day Simple Yield                                 2.02%

30-Day Compound Yield                               2.04%

FUND CHARACTERISTICS(3) (AS OF MARCH 31, 2005)
---------------------------------------------------------
Weighted Average Maturity                         54 days

PORTFOLIO COMPOSITION(3) (AS OF  MARCH 31, 2005)
---------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

FHLMC                                    (19%)
FHLB                                     (17%)
FNMA                                     (20%)
FFCB                                      (9%)
Repurchase Agreements                    (35%)

MATURITY DISTRIBUTION(3) (AS OF  MARCH 31, 2005)
---------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Overnight                                (33%)
2-14 days                                (13%)
15-29 days                               (10%)
30-59 days                                (5%)
60-89 days                               (12%)
90-179 days                              (20%)
180-269 days                              (6%)
270+ days                                 (1%)

--------------------------------------------------------------------------------
(1) The Fund's Adviser has committed through June 30, 2006, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's 7-day current yield would have been 2.13%.

      Performance shown for the Class A shares of the Wells Fargo Government Money Market Fund for periods prior to November 8, 1999, reflects performance of the Service Class (formerly Single Class) shares, adjusted for expenses, of the Norwest Advantage U. S. Government Fund (the accounting survivor of a merger of the Norwest Advantage U.S. Government Fund and the Stagecoach Government Money Market), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach Funds and the Norwest Advantage Funds were reorganized into the WELLS FARGO FUNDS(R).

(2) The iMoneyNet First Tier Retail Money Fund Average is an average of non-governmental retail funds that do not hold any second tier securities. Portfolio holdings of first tier funds include U.S. Treasury securities, U.S. other securities, repos, time deposits, domestic bank obligations, foreign bank obligations, first tier commercial paper, floating rate notes, and asset-backed commercial paper.

(3) Portfolio holdings and characteristics are subject to change.

WELLS FARGO MONEY MARKET FUNDS                            PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO MINNESOTA MONEY MARKET FUND -- CLASS A

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo Minnesota Money Market Fund (the Fund) seeks current income exempt from federal income tax and Minnesota individual income tax, but not the federal Alternative Minimum Tax (AMT), while preserving capital and liquidity.

FUND MANAGER                              INCEPTION DATE
   Dave Sylvester                            8/14/00

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

                                                                           6-Month*   1-Year   Life of Fund
Wells Fargo Minnesota Money Market Fund - Class A                            0.49      0.68        1.19

Benchmark

   iMoneyNet All State Specific Minnesota Retail Money Fund Average(2)       0.52      0.73        1.44

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. YIELDS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT WWW.WELLSFARGOFUNDS.COM.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO A CONTINUED INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

FUND YIELD SUMMARY(1) (AS OF  MARCH 31, 2005)
---------------------------------------------------------
7-Day Current Yield                                 1.36%

7-Day Compound Yield                                1.36%

30-Day Simple Yield                                 1.13%

30-Day Compound Yield                               1.14%

FUND CHARACTERISTICS(3) (AS OF  MARCH 31, 2005)
---------------------------------------------------------
Weighted Average Maturity                        36 days

PORTFOLIO COMPOSITION(3) (AS OF MARCH 31, 2005)
---------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Municipal Demand Notes                   (83%)
Municipal Commercial Paper                (4%)
Municipal Bonds                          (13%)

MATURITY DISTRIBUTION(3) (AS OF MARCH 31, 2005)
---------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Overnight                                (26%)
2-14 days                                (56%)
30-59 days                                (4%)
60-89 days                                (1%)
90-179 days                               (5%)
180-269 days                              (3%)
270+ days                                 (5%)

--------------------------------------------------------------------------------

(1) The Fund's Adviser has committed through June 30, 2006, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. The Fund's Adviser also has voluntarily waived fees and/or reimbursed expenses, which reduced operating expenses. Actual reductions of operating expenses increased total return to shareholders. Without these reductions, the Fund's 7-day current yield would have been 1.27%.

(2) The iMoneyNet All State Specific Minnesota Retail Money Fund Average consists of only Minnesota retail state tax-free and municipal money funds.

(3) Portfolio holdings and characteristics are subject to change.

PERFORMANCE HIGHLIGHTS                            WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

WELLS FARGO MONEY MARKET FUND -- CLASS A AND CLASS B

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
      The Wells Fargo Money Market Fund (the Fund) seeks current income, while preserving capital and liquidity.

FUND MANAGER                              INCEPTION DATE
   Dave Sylvester                            07/01/92

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

                                                         6-Month*   1-Year   5-Year   10-Year
Wells Fargo Money Market Fund - Class A                    0.76      1.03     2.14     3.52

Wells Fargo Money Market Fund - Class B                    0.38      0.44     1.51     2.85

Benchmark

   iMoneyNet First Tier Retail Money Fund Average(2)       0.70      0.97     2.16     3.57

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. YIELDS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT WWW.WELLSFARGOFUNDS.COM.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE, BUT THE FUND'S CLASS B SHARES MAY BE SUBJECT TO A MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) OF 5.00%. OTHER FEES AND EXPENSES APPLY TO A CONTINUED INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

FUND YIELD SUMMARY(1) (AS OF MARCH 31, 2005)
---------------------------------------------------------
                                       Class A    Class B
7-Day Current Yield                     2.02%      1.27%

7-Day Compound Yield                    2.04%      1.28%

30-Day Simple Yield                     1.95%      1.20%

30-Day Compound Yield                   1.97%      1.21%

FUND CHARACTERISTICS(3) (AS OF MARCH 31, 2005)
---------------------------------------------------------
Weighted Average Maturity                         47 days

PORTFOLIO COMPOSITION(3) (AS OF MARCH 31, 2005)
---------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Commercial Paper                         (36%)
Certificates of Deposit                   (8%)
Floating/Variable Rate Bonds/Notes       (17%)
Bank Notes                                (1%)
Repurchase Agreements                    (22%)
Corporate Bonds                           (7%)
Time Deposits                             (9%)

MATURITY DISTRIBUTION(3) (AS OF MARCH 31, 2005)
---------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Overnight                                (26%)
2-14 days                                (28%)
15-29 days                               (11%)
30-59 days                               (11%)
60-89 days                                (5%)
90-179 days                              (11%)
180-269 days                              (6%)
270 + days                                (2%)

--------------------------------------------------------------------------------
(1) The Fund's Adviser has committed through June 30, 2006, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. The Fund's Adviser also has voluntarily waived fees and/or reimbursed expenses, which reduced operating expenses. Actual reductions of operating expenses increased total return to shareholders. Without these reductions, the Fund's 7-day current yield would have been 1.97% for the Class A shares and 1.21% for the Class B shares.

      Performance shown for the Class A shares of the Wells Fargo Money Market Fund for periods prior to November 8, 1999, reflects performance of the Class A shares of the Stagecoach Money Market Fund (the accounting survivor of a merger of the Norwest Advantage Ready Cash Investment Fund, Stagecoach Prime Money Market Fund and the Stagecoach Money Market), its predecessor fund. Performance shown for the Class B shares of the Wells Fargo Money Market Fund for periods prior to November 8, 1999, reflects performance of the Class S shares of the Stagecoach Money Market Fund (the accounting survivor of a merger of the Norwest Advantage Ready Cash Investment Fund, the Stagecoach Prime Money Market Fund and the Stagecoach Money Market Fund), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the WELLS FARGO FUNDS(R).

(2) The iMoneyNet First Tier Retail Money Fund Average is an average of non-government retail funds that do not hold any second tier securities. Portfolio holdings of first tier funds include U.S. Treasury securities, U.S. other securities, repos, time deposits, domestic bank obligations, foreign bank obligations, first tier commercial paper, floating rate notes and asset-backed commercial paper.

(3) Portfolio holdings and characteristics are subject to change.

WELLS FARGO MONEY MARKET FUNDS                            PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO NATIONAL TAX-FREE MONEY MARKET FUND -- CLASS A

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
      The Wells Fargo National Tax-Free Money Market Fund (the Fund) seeks current income exempt from federal income taxes, while preserving capital and liquidity.

FUND MANAGER                              INCEPTION DATE
   Dave Sylvester                            08/03/93

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

                                                                   6-Month*   1-Year   5-Year   10-Year
Wells Fargo National Tax-Free Money Market Fund - Class A            0.56       0.82    1.50     2.28

Benchmark

   iMoneyNet All Tax-Free Money Fund Average(2)                      0.58       0.87    1.50     2.25

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. YIELDS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT WWW.WELLSFARGOFUNDS.COM.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO A CONTINUED INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

FUND YIELD SUMMARY(1) (AS OF MARCH 31, 2005)
---------------------------------------------------------
7-Day Current Yield                                 1.48%

7-Day Compound Yield                                1.49%

30-Day Simple Yield                                 1.29%

30-Day Compound Yield                               1.30%

FUND CHARACTERISTICS(3) (AS OF MARCH 31, 2005)
---------------------------------------------------------
Weighted Average Maturity                        34 days

PORTFOLIO COMPOSITION(3) (AS OF MARCH 31, 2005)
---------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Municipal Demand Notes                   (78%)
Municipal Put Bonds                       (1%)
Municipal Commercial Paper                (7%)
Municipal Bonds                          (14%)

MATURITY DISTRIBUTION(3) (AS OF MARCH 31, 2005)
---------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Overnight                                (21%)
2-14 days                                (57%)
15-29 days                                (1%)
30-59 days                                (5%)
60-89 days                                (4%)
90-179 days                               (7%)
180-269 days                              (2%)
270+ days                                 (3%)

--------------------------------------------------------------------------------
(1) The Fund's Adviser has committed through June 30, 2006, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's 7-day current yield would have been 1.48%.

      Performance  shown  for the Class A shares  of the  Wells  Fargo  National
Tax-Free Money Market Fund for the period prior to July 28, 2003, reflects performance of the Service Class shares of the Wells Fargo National Tax-Free Money Market Fund, adjusted for Class A fees and expenses. Performance shown for periods prior to November 8, 1999, reflects performance of the Service Class (formerly Institutional Class) shares of the Norwest Advantage Municipal Money Market Fund (the accounting survivor of a merger of the Norwest Advantage Municipal Money Market Fund and the Stagecoach National Tax-Free Money Market
Fund), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the WELLS FARGO FUNDS(R).

(2) The iMoneyNet All Tax-Free Money Fund Average includes tax-free and municipal retail and institutional money funds. It is made up of funds in the national tax-free retail, national tax-free institutional, state-specific retail and state-specific institutional categories.

(3) Portfolio holdings and characteristics are subject to change.

PERFORMANCE HIGHLIGHTS                            WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

WELLS FARGO TREASURY PLUS MONEY MARKET FUND -- CLASS A

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
      The Wells Fargo Treasury Plus Money Market Fund (the Fund) seeks current income, while preserving capital and liquidity.

FUND MANAGER                              INCEPTION DATE
   Dave Sylvester                            10/01/85

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

                                                                   6-Month*   1-Year   5-Year   10-Year
Wells Fargo Treasury Plus Money Market Fund - Class A                0.74       1.02    2.13     3.50

Benchmark

   iMoneyNet Treasury & Repo Retail Money Fund Average(2)            0.67       0.90    2.01     3.38

   91-Day U.S. Treasury Bill(3)                                      1.30       2.12    2.55     3.78

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. YIELDS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT WWW.WELLSFARGOFUNDS.COM.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO A CONTINUED INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

FUND YIELD SUMMARY(1) (AS OF MARCH 31, 2005)
---------------------------------------------------------
7-Day Current Yield                                 2.05%

7-Day Compound Yield                                2.08%

30-Day Simple Yield                                 1.95%

30-Day Compound Yield                               1.97%

FUND CHARACTERISTICS(4) (AS OF MARCH 31, 2005)
---------------------------------------------------------
Weighted Average Maturity                        43 days

PORTFOLIO COMPOSITION(4) (AS OF MARCH 31, 2005)
---------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

U.S. Treasury Bills                      (36%)
Repurchase Agreements                    (64%)

MATURITY DISTRIBUTION(4) (AS OF MARCH 31, 2005)
---------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Overnight                                (64%)
15-29 days                                (3%)
30-59 days                                (3%)
90-179 days                              (30%)

--------------------------------------------------------------------------------
(1) The Fund's Adviser has committed through June 30, 2006, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's 7-day current yield would have been 2.04%.

      Performance shown for the Class A shares of the Wells Fargo Treasury Plus Money Market Fund for the periods prior to July 28, 2003, reflects performance of the Service Class shares of the Wells Fargo Treasury Plus Money Market Fund, adjusted for Class A fees and expenses. Performance shown for periods prior to November 8, 1999, reflects performance of the Service Class shares of the Stagecoach Treasury Plus Money Market Fund (the accounting survivor of a merger between the Norwest Advantage Treasury Plus Fund and the Stagecoach Treasury Plus Money Market Fund), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the WELLS FARGO FUNDS(R). Performance shown for the period prior to October 1, 1995, through September 6, 1996, reflects performance of the Pacific American U.S. Treasury Portfolio, the predecessor portfolio. In July 1995, the Pacific American U.S. Treasury Portfolio was renamed the Pacifica Treasury Money Market Fund. Performance shown for periods prior to October 1, 1995, reflects performance of the shares of the predecessor portfolio.

(2) The iMoneyNet Treasury & Repo Retail Money Fund Average is an average of retail government funds holding U.S. Treasuries and repurchase agreements backed by the U.S. Treasury.

(3) Estimated monthly return (12th root of annualized discount rate), which is based on the discount rate quoted on the last business day of the month of 91-day U.S. Treasury Bills. These figures are calculated on a 365-day basis.

(4) Portfolio holdings and characteristics are subject to change.

WELLS FARGO MONEY MARKET FUNDS                            PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO 100% TREASURY MONEY MARKET FUND -- CLASS A

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
      The Wells Fargo 100% Treasury Money Market Fund (the Fund) seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.

FUND MANAGER                              INCEPTION DATE
   Dave Sylvester                            12/03/90

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

                                                                   6-Month*   1-Year   5-Year   10-Year
Wells Fargo 100% Treasury Money Market Fund - Class A                0.70       0.96    2.02     3.33

Benchmark

   iMoneyNet Treasury Retail Money Fund Average(2)                   0.65       0.89    2.09     3.40

   91-Day U.S. Treasury Bill(3)                                      1.30       2.12    2.55     3.78

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. YIELDS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT WWW.WELLSFARGOFUNDS.COM.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO A CONTINUED INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

FUND YIELD SUMMARY(1) (AS OF MARCH 31, 2005)
---------------------------------------------------------
7-Day Current Yield                                 1.91%

7-Day Compound Yield                                1.93%

30-Day Simple Yield                                 1.86%

30-Day Compound Yield                               1.87%

FUND CHARACTERISTICS(4) (AS OF MARCH 31, 2005)
---------------------------------------------------------
Weighted Average Maturity                         57 days

PORTFOLIO COMPOSITION(4) (AS OF MARCH 31, 2005)
---------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

U.S. Treasury Bills                     (100%)

MATURITY DISTRIBUTION(4) (AS OF MARCH 31, 2005)
---------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

2-14 days                                 (9%)
15-29 days                               (21%)
30-59 days                               (26%)
60-89 days                               (28%)
90-179 days                              (16%)

--------------------------------------------------------------------------------
(1) The Fund's Adviser has committed through June 30, 2006, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's 7-day current yield would have been 1.74%.

      Performance shown for the Class A shares of the Wells Fargo 100% Treasury Money Market Fund for periods prior to November 8, 1999, reflects performance of the Service Class (formerly Single Class) shares, adjusted for expenses, of the Norwest Advantage Treasury Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Norwest Advantage Funds were reorganized into the WELLS FARGO FUNDS(R).

(2) The iMoneyNet Treasury Retail Money Fund Average includes only retail funds that hold 100% in U.S. Treasury securities.

(3) Estimated monthly return (12th root of annualized discount rate), which is based on the discount rate quoted on the last business day of the month of 91-day U.S. Treasury Bills. These figures are calculated on a 365-day basis.

(4) Portfolio holdings and characteristics are subject to change.

FUND EXPENSES                                     WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

      As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2004 to March 31, 2005).

ACTUAL EXPENSES

      The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                              Beginning    Ending
                                                               Account     Account      Expenses     Net Annual
                                                                Value       Value     Paid During     Expense
                                                              10/01/04     3/31/05    the Period*      Ratio
Wells Fargo California Tax-Free Money Market Fund
---------------------------------------------------------------------------------------------------------------
Wells Fargo California Tax-Free Money Market Fund - Class A

Actual                                                        $1,000.00   $1,005.50      $3.25         0.65%

Hypothetical (5% return before expenses)                      $1,000.00   $1,021.69      $3.28         0.65%

Wells Fargo Government Money Market Fund
---------------------------------------------------------------------------------------------------------------
Wells Fargo Government Money Market Fund - Class A

Actual                                                        $1,000.00   $1,007.90      $3.25         0.65%

Hypothetical (5% return before expenses)                      $1,000.00   $1,021.69      $3.28         0.65%

Wells Fargo Minnesota Money Market Fund
---------------------------------------------------------------------------------------------------------------
Wells Fargo Minnesota Money Market Fund - Class A

Actual                                                        $1,000.00   $1,004.90      $4.00         0.80%

Hypothetical (5% return before expenses)                      $1,000.00   $1,020.94      $4.03         0.80%

Wells Fargo Money Market Fund
---------------------------------------------------------------------------------------------------------------
Wells Fargo Money Market Fund - Class A

Actual                                                        $1,000.00   $1,007.60      $3.80         0.76%

Hypothetical (5% return before expenses)                      $1,000.00   $1,021.14      $3.83         0.76%

Wells Fargo Money Market Fund - Class B

Actual                                                        $1,000.00   $1,003.80      $6.69         1.34%

Hypothetical (5% return before expenses)                      $1,000.00   $1,018.25      $6.74         1.34%

Wells Fargo National Tax-Free Money Market Fund
---------------------------------------------------------------------------------------------------------------
Wells Fargo National Tax-Free Money Market Fund - Class A

Actual                                                        $1,000.00   $1,005.60      $3.25         0.65%

Hypothetical (5% return before expenses)                      $1,000.00   $1,021.69      $3.28         0.65%

WELLS FARGO MONEY MARKET FUNDS                                     FUND EXPENSES
--------------------------------------------------------------------------------

                                                              Beginning    Ending
                                                               Account     Account      Expenses     Net Annual
                                                                Value       Value     Paid During     Expense
                                                              10/01/04     3/31/05    the Period*      Ratio
Wells Fargo Treasury Plus Money Market Fund
---------------------------------------------------------------------------------------------------------------
Wells Fargo Treasury Plus Money Market Fund - Class A

Actual                                                        $1,000.00   $1,007.40      $3.25         0.65%

Hypothetical (5% return before expenses)                      $1,000.00   $1,021.69      $3.28         0.65%

Wells Fargo 100% Treasury Money Market Fund
---------------------------------------------------------------------------------------------------------------
Wells Fargo 100% Treasury Money Market Fund - Class A

Actual                                                        $1,000.00   $1,007.00      $3.25         0.65%

Hypothetical (5% return before expenses)                      $1,000.00   $1,021.69      $3.28         0.65%

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR DIVIDED BY THE NUMBER OF DAYS IN THE FISCAL YEAR (TO REFLECT THE ONE-HALF YEAR PERIOD.)

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005        WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

    CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
MUNICIPAL BONDS & NOTES - 93.18%

CALIFORNIA - 89.96%
$     6,000,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                  HOUSING REVENUE SERIES A SOCIETE GENERALE LOC (HOUSING REVENUE
                  LOC)+/-@                                                             2.34%        07/01/2008     $     6,000,000
      9,865,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                  MFHR GAIA BUILDING PROJECT SERIES A COLLATERALIZED BY FNMA
                  (HOUSING REVENUE LOC)+/-@                                            2.32         09/15/2032           9,865,000
        670,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                  MFHR GENEVA POINTE APARTMENTS A (HOUSING REVENUE LOC)+/-@            2.34         03/15/2037             670,000
         20,000   ANAHEIM CA HOUSING AUTHORITY MFHR FOUNTAIN ANAHEIM HILLS
                  SERIES A COLLATERALIZED BY FNMA (MULTI-FAMILY HOUSING REVENUE
                  LOC)+/-@                                                             2.34         02/15/2033              20,000
      4,245,000   ANAHEIM CA HOUSING AUTHORITY MFHR MONTEREY APARTMENTS SERIES B
                  COLLATERALIZED BY FNMA (MULTI-FAMILY HOUSING REVENUE LOC)+/-@        2.28         05/15/2027           4,245,000
      8,160,000   ANAHEIM CA PUBLIC FINANCING AUTHORITY LEASE REVENUE FSA INSURED
                  (OTHER REVENUE LOC)+/-@                                              2.32         09/01/2024           8,160,000
     16,000,000   AZUSA CA UNIVERSITY SCHOOL DISTRICT COP SCHOOL FACILITY BRIDGE
                  FUNDING PROJECT (LEASE REVENUE LOC)+/-@                              2.23         06/01/2038          16,000,000
     14,500,000   BIG BEAR LAKE CA INDUSTRIAL REVENUE SOUTHWEST GAS CORPORATION
                  PROJECT SERIES A (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-@            2.33         12/01/2028          14,500,000
     13,000,000   CALIFORNIA CITIES HOME OWNERSHIP AUTHORITY HOUSING REVENUE
                  LEASE PURCHASE PROGRAM PROJECT SERIES A COLLATERALIZED BY FHLMC
                  (HOUSING REVENUE LOC)+/-@                                            2.34         09/01/2006          13,000,000
      3,000,000   CALIFORNIA COMMUNITIES HOUSING FINANCE AGENCY LEASE REVENUE
                  SERIES A COLLATERALIZED BY FHLMC (HOUSING REVENUE LOC)+/-@           2.34         02/01/2007           3,000,000
      3,740,000   CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY REVENUE ART CENTER
                  DESIGN COLLEGE SERIES A ALLIED IRISH BANK PLC LOC (EDUCATIONAL
                  FACILITIES REVENUE LOC)+/-@                                          2.38         12/01/2032           3,740,000
      2,520,000   CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY REVENUE CTFS SERIES
                  113 GENERAL OBLIGATION OF UNIVERSITY (EDUCATIONAL FACILITIES
                  REVENUE LOC)+/-@                                                     2.30         12/01/2027           2,520,000
      8,090,000   CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY REVENUE SANTA CLARA
                  UNIVERSITY SERIES B MBIA INSURED (EDUCATIONAL FACILITIES
                  REVENUE LOC)+/-@                                                     2.29         02/01/2032           8,090,000
     13,800,000   CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY REVENUE STANFORD
                  UNIVERSITY SERIES S-4 (COLLEGE AND UNIVERSITY REVENUE LOC)+/-@       2.22         11/01/2049          13,800,000
     14,000,000   CALIFORNIA HFA REVENUE (HOUSING REVENUE LOC)+/-@                     2.32         02/01/2008          14,000,000
     15,570,000   CALIFORNIA HFA REVENUE (HOUSING REVENUE LOC)+/-@                     2.36         02/01/2008          15,570,000
      1,300,000   CALIFORNIA HFA REVENUE HOME MORTGAGE PROJECT SERIES X-1
                  (HOUSING REVENUE LOC)+/-@                                            2.18         08/01/2015           1,300,000
     34,000,000   CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES E-1 (HOUSING
                  REVENUE LOC)+/-@                                                     1.65         02/01/2023          34,000,000
      6,000,000   CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES E-2 (HOUSING
                  REVENUE LOC)+/-@                                                     1.65         04/01/2005           6,000,000
      6,300,000   CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES J (HOUSING REVENUE
                  LOC)+/-@                                                             2.35         02/01/2033           6,300,000
     29,160,000   CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES J FSA INSURED
                  (HOUSING REVENUE LOC)+/-@                                            2.35         02/01/2032          29,160,000
      6,300,000   CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES M (HOUSING REVENUE
                  LOC)+/-@                                                             2.28         02/01/2025           6,300,000
      4,295,000   CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES U (HOUSING REVENUE
                  LOC)+/-@                                                             2.30         02/01/2017           4,295,000
      6,400,000   CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES U (HOUSING REVENUE
                  LOC)+/-@                                                             2.35         08/01/2032           6,400,000
      6,800,000   CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES F FSA INSURED
                  (HOUSING REVENUE LOC)+/-@                                            2.33         02/01/2034           6,800,000
      4,345,000   CALIFORNIA HFFA REVENUE CTFS SERIES 26 FSA INSURED (HEALTH
                  FACILITIES FINANCING AUTHORITY REVENUE LOC)+/-@                      2.30         06/01/2022           4,345,000
     11,600,000   CALIFORNIA HFFA REVENUE SCRIPPS HEALTH SERIES A BANK ONE NA LOC
                  (HEALTH FACILITIES FINANCING AUTHORITY REVENUE LOC)+/-@              2.28         10/01/2023          11,600,000
      8,250,000   CALIFORNIA HFFA REVENUE SERIES A MBIA INSURED (HEALTH
                  FACILITIES FINANCING AUTHORITY REVENUE LOC)+/-@                      2.28         09/01/2028           8,250,000
      7,320,000   CALIFORNIA HFFA REVENUE SERIES B (HEALTHCARE FACILITIES REVENUE
                  LOC)+/-@                                                             2.25         08/01/2021           7,320,000
      7,250,000   CALIFORNIA HFFA REVENUE SERIES B MBIA INSURED (HEALTH
                  FACILITIES FINANCING AUTHORITY REVENUE LOC)+/-@                      2.28         09/01/2028           7,250,000

WELLS FARGO MONEY MARKET FUNDS        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005
--------------------------------------------------------------------------------

    CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
CALIFORNIA (CONTINUED)

$    10,000,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT REVENUE J PAUL
                  GETTY TRUST SERIES A (ECONOMIC DEVELOPMENT REVENUE LOC)+/-@          1.62%        10/03/2005     $    10,000,000
     11,700,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT REVENUE J PAUL
                  GETTY TRUST SERIES B (ECONOMIC DEVELOPMENT REVENUE LOC)+/-@          1.62         10/03/2005          11,700,000
      6,000,000   CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY PCR PACIFIC
                  GAS & ELECTRIC COMPANY (INDUSTRIAL DEVELOPMENT REVENUE
                  LOC)+/-@                                                             2.33         11/01/2026           6,000,000
      3,500,000   CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY PCR WADHAM
                  ENERGY (POLLUTION CONTROL REVENUE LOC)+/-@                           2.25         11/01/2017           3,500,000
      4,700,000   CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY RESIDENTIAL
                  RECOVERY REVENUE ATLANTIC RICHFIELD COMPANY PROJECT - SERIES A
                  (POLLUTION CONTROL REVENUE LOC)+/-@                                  2.31         12/01/2024           4,700,000
     59,750,000   CALIFORNIA SCHOOL CASH RESERVE PROJECT AUTHORITY POOL SERIES A
                  (EDUCATIONAL FACILITIES REVENUE LOC)                                 3.00         07/06/2005          59,925,921
      5,150,000   CALIFORNIA SCHOOL FACILITIES FINANCING CORPORATE CERTIFICATES
                  PARTNERSHIP IMPORTANT FINANCING PROJECT SERIES C (LEASE REVENUE
                  LOC)+/-@                                                             2.24         07/01/2022           5,150,000
     20,500,000   CALIFORNIA STATE (PROPERTY TAX REVENUE LOC)+/-@                      2.24         05/01/2034          20,500,000
     16,900,000   CALIFORNIA STATE DAILY KINDERGARTEN UNIVERSITY A-2 (OTHER
                  REVENUE LOC)+/-@                                                     2.28         05/01/2034          16,900,000
     21,000,000   CALIFORNIA STATE DEPARTMENT OF WATER RESERVE & POWER SUPPLY
                  REVENUE SERIES C-3 AMBAC INSURED (ELECTRIC REVENUE LOC)+/-@          2.28         05/01/2022          21,000,000
     25,200,000   CALIFORNIA STATE DEPARTMENT OF WATER RESERVE & POWER SUPPLY
                  REVENUE SERIES C-11 (ELECTRIC REVENUE LOC)+/-@                       2.23         05/01/2022          25,200,000
     21,500,000   CALIFORNIA STATE DEPARTMENT OF WATER RESERVE & POWER SUPPLY
                  REVENUE SERIES C-1 (POWER REVENUE LOC)+/-@                           2.28         05/01/2022          21,500,000
      7,900,000   CALIFORNIA STATE DEPARTMENT VETERANS AFFAIRS HOME PURCHASE
                  REVENUE SERIES A SUBSERIES A-1 (OTHER REVENUE LOC)+/-@               2.25         12/01/2028           7,900,000
     21,585,000   CALIFORNIA STATE DEPARTMENT WATER RESERVE CENTRAL VALLEY
                  PROJECT REVENUE PUTTERS SERIES 127 FGIC INSURED (WATER REVENUE
                  LOC)+/-@                                                             2.31         12/01/2028          21,585,000
      4,185,000   CALIFORNIA STATE DEPARTMENT WATER RESERVE CENTRAL VALLEY
                  PROJECT REVENUE SERIES R (WATER REVENUE LOC)+/-@                     2.31         12/01/2021           4,185,000
     34,200,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE (ELECTRIC REVENUE
                  LOC)+/-@                                                             2.28         05/01/2022          34,200,000
     14,600,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C-9 (ELECTRIC
                  REVENUE LOC)+/-@                                                     2.23         05/01/2022          14,600,000
      3,495,000   CALIFORNIA STATE DWR WATER REVENUE (WATER REVENUE LOC)+/-@           2.31         12/01/2012           3,495,000
      8,490,000   CALIFORNIA STATE DWR WATER REVENUE (WATER REVENUE LOC)+/-@           2.31         12/01/2016           8,490,000
      3,230,000   CALIFORNIA STATE ECONOMIC DEVELOPMENT FINANCING AUTHORITY
                  INDUSTRIAL DEVELOPMENT REVENUE SERRA MICROCHASSIS PROJECT US
                  BANK NA LOC  (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-@                2.31         08/01/2027           3,230,000
     13,000,000   CALIFORNIA STATE ECONOMIC RECOVERY (ECONOMIC DEVELOPMENT
                  REVENUE LOC)+/-@                                                     2.31         07/01/2005          13,000,000
     13,000,000   CALIFORNIA STATE ECONOMIC RECOVERY (ECONOMIC DEVELOPMENT
                  REVENUE LOC)+/-@                                                     2.31         07/01/2005          13,000,000
     13,965,000   CALIFORNIA STATE ECONOMIC RECOVERY (ECONOMIC DEVELOPMENT
                  REVENUE LOC)+/-@                                                     2.31         01/01/2012          13,965,000
     12,840,000   CALIFORNIA STATE ECONOMIC RECOVERY REVENUE SERIES C-7 (SALES
                  TAX REVENUE LOC)+/-@                                                 2.28         07/01/2023          12,840,000
      4,950,000   CALIFORNIA STATE ECONOMIC RECOVERY SERIES 927 (ECONOMIC
                  DEVELOPMENT REVENUE LOC)+/-@                                         2.30         07/01/2013           4,950,000
     69,650,000   CALIFORNIA STATE ECONOMIC RECOVERY SERIES C (SALES TAX REVENUE
                  LOC)+/-@                                                             2.27         07/01/2023          69,650,000
      1,075,000   CALIFORNIA STATE ECONOMIC RECOVERY SERIES C-11 (SALES TAX
                  REVENUE LOC)+/-@                                                     2.24         07/01/2023           1,075,000
     68,250,000   CALIFORNIA STATE ECONOMIC RECOVERY SERIES C-6 (SALES TAX
                  REVENUE LOC)+/-@                                                     2.28         07/01/2023          68,250,000
      4,995,000   CALIFORNIA STATE FLOATER CTFS SERIES 471X MBIA INSURED (OTHER
                  REVENUE LOC)+/-@                                                     2.30         09/01/2024           4,995,000
      9,000,000   CALIFORNIA STATE FLOATER PA 315 FSA INSURED (OTHER REVENUE
                  LOC)+/-@                                                             2.33         12/01/2018           9,000,000
     36,000,000   CALIFORNIA STATE KINDERGARTEN UNIVERSITY PUBLIC B-5 (PROPERTY
                  TAX REVENUE LOC)+/-@                                                 2.28         05/01/2034          36,000,000
      4,900,000   CALIFORNIA STATE PUBLIC WORKS BOARD LEASE REVENUE (COLLEGE AND
                  UNIVERSITY REVENUE LOC)+/-@                                          2.31         11/01/2012           4,900,000
     19,570,000   CALIFORNIA STATE PUBLIC WORKS BOARD LEASE REVENUE CTFS SERIES D
                  AMBAC INSURED (LEASE REVENUE LOC)+/-@                                2.31         12/01/2019          19,570,000

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005        WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

    CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
CALIFORNIA (CONTINUED)
$     6,425,000   CALIFORNIA STATE PUTTERS SERIES 239Z AMBAC INSURED (OTHER
                  REVENUE LOC)+/-@                                                     2.33%        12/01/2032     $     6,425,000
      4,710,000   CALIFORNIA STATE ROCS RR FGIC INSURED+/-@                            2.31         02/01/2020           4,710,000
      4,000,000   CALIFORNIA STATE SERIES B-3 (GENERAL OBLIGATION - STATES,
                  TERRITORIES LOC)+/-@                                                 2.27         05/01/2033           4,000,000
      6,900,000   CALIFORNIA STATE WEEKLY KINDERGARTEN UNIVERSITY PUBLIC A-6
                  (PROPERTY TAX REVENUE LOC)+/-@                                       2.21         05/01/2034           6,900,000
     15,505,000   CALIFORNIA STATEWIDE CDA MFHR ARBOR RIDGE APARTMENTS SERIES X
                   FNMA INSURED (HOUSING REVENUE LOC)+/-@                              2.26         11/15/2036          15,505,000
     15,090,000   CALIFORNIA STATEWIDE CDA MFHR BYRON PARK PROJECT C+/-@               2.37         01/20/2031          15,090,000
      2,900,000   CALIFORNIA STATEWIDE CDA MFHR GLEN HAVEN APARTMENTS SERIES AA
                  (HOUSING REVENUE LOC)+/-@                                            2.36         12/01/2011           2,900,000
      3,985,000   CALIFORNIA STATEWIDE CDA MFHR GRANITE OAKS APARTMENTS SERIES R
                  COLLATERALIZED BY FNMA (MULTI-FAMILY HOUSING REVENUE LOC)+/-@        2.34         10/15/2030           3,985,000
     17,200,000   CALIFORNIA STATEWIDE CDA MFHR IAC PROJECT SERIES W-1 BANK OF
                  AMERICA NA LOC (MULTI-FAMILY HOUSING REVENUE LOC)+/-@                2.32         08/01/2034          17,200,000
     14,750,000   CALIFORNIA STATEWIDE CDA MFHR IAC PROJECT SERIES W-2 BANK OF
                  AMERICA NA LOC (MULTI-FAMILY HOUSING REVENUE LOC)+/-@                2.32         09/15/2029          14,750,000
      6,000,000   CALIFORNIA STATEWIDE CDA MFHR IAC PROJECT SERIES W-3 BANK OF
                  AMERICA NA LOC (MULTI-FAMILY HOUSING REVENUE LOC)+/-@                2.32         04/01/2025           6,000,000
      7,060,000   CALIFORNIA STATEWIDE CDA MULTI-FAMILY REVENUE LORENA TERRACE
                  SERIES DDD CITIBANK LOC+/-@                                          2.37         12/01/2036           7,060,000
     13,300,000   CALIFORNIA STATEWIDE CDA REVENUE (OTHER REVENUE LOC)+/-@             2.28         07/01/2034          13,300,000
     36,200,000   CALIFORNIA STATEWIDE CDA REVENUE SERIES A-1 (INDUSTRIAL
                  DEVELOPMENT REVENUE LOC)                                             3.00         06/30/2005          36,305,487
      7,300,000   CALIFORNIA STATEWIDE CDA REVENUE SERIES A-2 FRESNO (INDUSTRIAL
                  DEVELOPMENT REVENUE LOC)                                             3.00         06/30/2005           7,324,981
     11,700,000   CALIFORNIA STATEWIDE CDA REVENUE SERIES A-3 SAN BERNARDINO
                  COUNTY (INDUSTRIAL DEVELOPMENT REVENUE LOC)                          3.00         06/30/2005          11,740,037
     12,000,000   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
                  REVENUE+/-@                                                          2.26         12/01/2034          12,000,000
      5,425,000   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY REVENUE
                  SERIES A 02 FHA INSURED (HEALTHCARE FACILITIES REVENUE
                  LOC)+/-@                                                             2.32         04/20/2036           5,425,000
     16,420,000   CAMARILLO CA MFHR HACIENDA DE CAMARILLO PROJECT COLLATERALIZED
                  BY FNMA (MULTI-FAMILY HOUSING REVENUE LOC)+/-@                       2.34         10/15/2026          16,420,000
      1,100,000   CAMARILLO CA MFHR HERITAGE PARK PROJECT SERIES A COLLATERALIZED
                  BY FNMA REMARKETED 09/29/94 (MULTI-FAMILY HOUSING REVENUE
                  LOC)+/-@                                                             2.26         07/15/2019           1,100,000
      3,320,000   CARSON CA REDEVELOPMENT AGENCY SERIES 2076 MBIA INSURED (TAX
                  INCREMENTAL REVENUE LOC)+/-@                                         2.31         10/01/2019           3,320,000
      5,100,000   COLTON CA REDEVELOPMENT AGENCY CTFS PARTICIPATION LAS PALOMAS
                  ASSOCIATION PROJECT CITY NATIONAL BANK LOC (INDUSTRIAL
                  DEVELOPMENT REVENUE LOC)+/-@                                         2.28         11/01/2015           5,100,000
      5,965,000   COMPTON CA UNIVERSITY SCHOOL DISTRICT MERLOTS SERIES B39 MBIA
                  INSURED (PROPERTY TAX REVENUE LOC)+/-@                               2.32         09/01/2027           5,965,000
      2,100,000   CONCORD CA MULTI-FAMILY MORTGAGE REVENUE (OTHER REVENUE
                  LOC)+/-@                                                             2.33         12/01/2016           2,100,000
     11,875,000   CONTRA COSTA COUNTY CA HOME MORTGAGE REVENUE CTFS SERIES A
                  (HOUSING REVENUE LOC)+/-@                                            2.36         12/01/2015          11,875,000
      7,200,000   CONTRA COSTA COUNTY CA MFHR DELTA SQUARE APARTMENTS PROJECT
                  SERIES H COLLATERALIZED BY FNMA (MULTI-FAMILY HOUSING REVENUE
                  LOC)+/-@                                                             2.30         10/15/2029           7,200,000
      3,300,000   CONTRA COSTA COUNTY CA MFHR LAFAYETTE TOWN CENTER APARTMENTS
                  SERIES I COLLATERALIZED BY FNMA (MULTI-FAMILY HOUSING REVENUE
                  LOC)+/-@                                                             2.34         07/15/2032           3,300,000
      2,000,000   CONTRA COSTA COUNTY CA MFHR SERIES B COLLATERALIZED BY FNMA
                  REMARKETED 09/28/94 (MULTI-FAMILY HOUSING REVENUE LOC)+/-@           2.30         11/15/2022           2,000,000
     10,610,000   CONTRA COSTA COUNTY CA MULTI-FAMILY HOUSING REVENUE GNMA DEL
                  NORTE APARTMENTS A (HOUSING REVENUE LOC)+/-@                         2.35         10/01/2033          10,610,000

WELLS FARGO MONEY MARKET FUNDS        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005
--------------------------------------------------------------------------------

    CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
CALIFORNIA (CONTINUED)
$    17,200,000   CONTRA COSTA COUNTY CA MULTI-FAMILY HOUSING REVENUE (HOUSING
                  REVENUE LOC)+/-@                                                     2.25%        10/15/2033     $    17,200,000
      2,000,000   CSUCI CA FINANCING AUTHORITY RENTAL HOUSING CITIBANK INSURED
                  (COLLEGE AND UNIVERSITY REVENUE LOC)+/-@                             1.60         08/01/2031           2,000,000
      2,390,000   EAGLE TAX-EXEMPT TRUST CTF SERIES 950501 (CALIFORNIA STATE)
                  MBIA INSURED (OTHER REVENUE LOC)+/-@                                 2.31         02/01/2006           2,390,000
      4,000,000   EAGLE TAX-EXEMPT TRUST CTF SERIES 970503 (CALIFORNIA STATE
                  PUBLIC WORKS BOARD LEASE REVENUE SERIES C) AMBAC INSURED
                  (LEASE REVENUE LOC)+/-@                                              2.31         09/01/2017           4,000,000
      9,155,000   EASTERN MUNICIPAL WATER DISTRICT CA WATER & SEWER REVENUE CTFS
                  SERIES A (WATER & SEWER REVENUE LOC)+/-@                             2.23         07/01/2023           9,155,000
      5,355,000   EASTERN MUNICIPAL WATER DISTRICT CA WATER & SEWER REVENUE CTFS
                  SERIES B (WATER REVENUE LOC)+/-@                                     2.23         07/01/2020           5,355,000
      3,400,000   FREMONT CA MFHR CREEKSIDE VILLAGE APARTMENTS (HOUSING REVENUE
                  LOC)+/-@                                                             2.26         09/01/2007           3,400,000
        550,000   GARDEN GROVE CA MFHR MALABAR APARTMENTS PROJECT SERIES A
                  COLLATERALIZED BY FNMA (MULTI-FAMILY HOUSING REVENUE LOC)+/-@        2.23         12/15/2029             550,000
      1,750,000   GOLETA CA WATER DISTRICT REVENUE COP ROC SERIES RR-II-R 2050
                  (WATER REVENUE LOC)+/-@                                              2.31         12/01/2022           1,750,000
      4,000,000   HAYWARD CA MFHR SHOREWOOD SERIES A FGIC INSURED REMARKETED
                  03/17/94 (MULTI-FAMILY HOUSING REVENUE LOC)+/-@                      2.29         07/15/2014           4,000,000
      3,700,000   HAYWARD CA MFHR TENNYSON GARDENS APARTMENTS PROJECT SERIES A US
                  BANK NA LOC (HOUSING REVENUE LOC)+/-@                                2.31         08/01/2032           3,700,000
      1,000,000   HEMET CA MFHR SUNWEST RETIREMENT SERIES A COLLATERALIZED BY
                  FHLMC (MULTI-FAMILY HOUSING REVENUE LOC)+/-@                         2.30         01/01/2025           1,000,000
     14,800,000   HILLSBOROUGH CA CTFS PARTNERSHIP WATER & SEWER SYSTEMS PROJECTS
                  SERIES A (PROPERTY TAX REVENUE LOC)+/-@                              2.28         06/01/2033          14,800,000
      1,760,000   IRVINE CA INDUSTRIAL REVENUE IRVINE EAST INVESTMENT COMPANY
                  PROJECT BANK OF AMERICA NA LOC (INDUSTRIAL DEVELOPMENT REVENUE
                  LOC)+/-@                                                             2.13         12/01/2005           1,760,000
     37,000,000   KERN COUNTY CA TAX ANTICIPATION NOTES (OTHER REVENUE LOC)            3.00         06/30/2005          37,092,238
      5,500,000   LANCASTER CA REDEVELOPMENT AGENCY MFHR 20TH STREET APARTMENTS
                  PROJECT SERIES C COLLATERALIZED BY FNMA (HOUSING REVENUE
                  LOC)+/-@                                                             2.30         12/01/2026           5,500,000
      1,700,000   LODI CA ELECTRIC SYSTEMS REVENUE COP (ELECTRIC REVENUE
                  LOC)+/-@                                                             2.26         07/01/2032           1,700,000
      2,800,000   LONG BEACH CA HARBOR REVENUE P-FLOATS-PA 651 (AIRPORT REVENUE
                  LOC)+/-@                                                             2.33         05/15/2019           2,800,000
      2,135,000   LONG BEACH CA HARBOR REVENUE SERIES 418 FGIC INSURED (AIRPORT
                  REVENUE LOC)+/-@                                                     2.34         05/15/2020           2,135,000
     34,900,000   LONG BEACH CA HARBOR REVENUE SERIES A (AIRPORT REVENUE
                  LOC)+/-@                                                             2.31         05/15/2027          34,900,000
      1,300,000   LOS ANGELES CA COMMUNITY REDEVELOPMENT AGENCY MFHR (HOUSING
                  REVENUE LOC)+/-@                                                     2.29         04/01/2030           1,300,000
      7,900,000   LOS ANGELES CA COMMUNITY REDEVELOPMENT AGENCY MFHR (HOUSING
                  REVENUE LOC)+/-@                                                     2.33         10/15/2038           7,900,000
     16,000,000   LOS ANGELES CA CONVENTION & EXHIBITION CENTER AUTHORITY LEASE
                  REVENUE SERIES C-1 AMBAC INSURED (LEASE REVENUE LOC)+/-@             2.23         08/15/2021          16,000,000
     16,600,000   LOS ANGELES CA CONVENTION & EXHIBITION CENTER AUTHORITY LEASE
                  REVENUE SUB SERIES C-2 (LEASE REVENUE LOC)+/-@                       2.23         08/15/2021          16,600,000
      3,455,000   LOS ANGELES CA HARBOR DEPARTMENT REVENUE SERIES A (AIRPORT
                  REVENUE LOC)                                                         5.50         08/01/2005           3,498,799
      6,995,000   LOS ANGELES CA HARBOR DEPARTMENT REVENUE TRANSPORTATION
                  RECEIPTS CLASS F SERIES 7 MBIA INSURED (HARBOR DEPARTMENT
                  REVENUE LOC)+/-@                                                     2.31         11/01/2026           6,995,000
      1,000,000   LOS ANGELES CA MFHR LA BREA APARTMENT PROJECT SERIES G
                  CITIBANK NA LOC (MULTI-FAMILY HOUSING REVENUE LOC)+/-@               2.25         12/01/2030           1,000,000
        100,000   LOS ANGELES CA MFHR LOANS TO LENDERS PROGRAM SERIES A FHLB LOC
                  (MULTI-FAMILY HOUSING REVENUE LOC)+/-@                               2.33         08/01/2026             100,000
      5,300,000   LOS ANGELES CA MFHR MASSELIN MANOR HOUSING PROJECT BANK OF
                  AMERICA NT & SA LOC (MULTI-FAMILY HOUSING REVENUE LOC)+/-@           2.28         07/01/2015           5,300,000
     15,000,000   LOS ANGELES CA SERIES L54J-REGULATION D+/-@                          2.31         06/30/2005          15,000,000
     33,000,000   LOS ANGELES CA TRAN (TAX REVENUE LOC)                                3.50         06/30/2005          33,162,326

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005        WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

    CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
CALIFORNIA (CONTINUED)
$     4,985,000   LOS ANGELES CA UNION SCHOOL DISTRICT MERLOTS SERIES B12
                  (GENERAL OBLIGATION - SCHOOL DISTRICTS LOC)+/-@                      2.32%        01/01/2027     $     4,985,000
      4,970,000   LOS ANGELES CA WASTEWATER SYSTEM SEWER REVENUE ROCS RR II R
                  4034 (SEWER REVENUE LOC)+/-@                                         2.31         06/01/2022           4,970,000
      5,995,000   LOS ANGELES CA WATER & POWER REVENUE SERIES 182 FSA INSURED
                  (WATER REVENUE LOC)+/-@                                              2.31         01/01/2009           5,995,000
     10,595,000   LOS ANGELES CA WATER & POWER REVENUE SERIES 184 FSA INSURED
                  (WATER REVENUE LOC)+/-@                                              2.31         01/01/2009          10,595,000
      1,474,000   LOS ANGELES CA WATER & POWER REVENUE SERIES 873 (ELECTRIC
                  REVENUE LOC)+/-@                                                     2.30         07/01/2011           1,474,000
     38,300,000   LOS ANGELES CA WATER & POWER REVENUE SUBSERIES B-1 DEXIA
                  INSURED (WATER REVENUE LOC)+/-@                                      2.28         07/01/2035          38,300,000
     18,670,000   LOS ANGELES COUNTY CA METROPOLITAN TRANSPORTATION AUTHORITY
                  REVENUE FSA INSURED (TRANSPORTATION REVENUE LOC)+/-@                 2.31         07/01/2016          18,670,000
     20,200,000   LOS ANGELES COUNTY CA METROPOLITAN TRANSPORTATION AUTHORITY
                  REVENUE FSA INSURED (TRANSPORTATION REVENUE LOC)+/-@                 2.31         07/01/2021          20,200,000
     20,000,000   LOS ANGELES COUNTY CA METROPOLITAN TRANSPORTATION AUTHORITY
                  REVENUE FSA INSURED (TRANSPORTATION REVENUE LOC)+/-@                 2.31         07/01/2025          20,000,000
      3,000,000   LOS ANGELES COUNTY CA MFHR AUTHORITY REVENUE P FLOAT PT 639
                  (HOUSING REVENUE LOC)+/-@                                            2.36         08/25/2005           3,000,000
      3,400,000   LOS ANGELES COUNTY CA SCHOOLS POOLED FINANCING PROGRAM SERIES A
                  (EDUCATIONAL FACILITIES REVENUE LOC)                                 3.50         06/30/2005           3,415,586
      2,700,000   LOS ANGELES COUNTY HOUSING AUTHORITY MULTI-FAMILY REVENUE BONDS
                  (HOUSING REVENUE LOC)+/-@                                            2.28         09/01/2030           2,700,000
     14,920,000   LOS ANGELES COUNTY METROPOLITAN TRANSPORTATION AUTHORITY TAX
                  REVENUE REFUNDING SERIES A+/-@                                       2.23         07/01/2020          14,920,000
     31,600,000   METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA CALIFORNIA
                  SERIES C (WATER REVENUE LOC)+/-@                                     2.27         07/01/2027          31,600,000
     10,000,000   METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA SERIES B-2
                  (WATER REVENUE LOC)+/-@                                              2.23         07/01/2020          10,000,000
      9,530,000   METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS
                  REVENUE SERIES A AMBAC INSURED (WATER & SEWER REVENUE LOC)+/-@       2.23         06/01/2023           9,530,000
     31,130,000   METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS
                  REVENUE SERIES A-2 JP MORGAN CHASE BANK INSURED (WATER REVENUE
                  LOC)+/-@                                                             2.28         07/01/2023          31,130,000
     14,900,000   METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS
                  REVENUE SERIES B+/-@                                                 2.27         07/01/2020          14,900,000
      9,900,000   METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS
                  REVENUE SERIES C-2 (WATER REVENUE LOC)+/-@                           2.23         07/01/2030           9,900,000
     20,000,000   METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS
                  REVENUE SERIES C1 DEXIA LOC (WATER REVENUE LOC)+/-@                  2.20         07/01/2030          20,000,000
     20,900,000   METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS
                  REVENUE SERIES C3 (WATER REVENUE LOC)+/-@                            2.26         07/01/2030          20,900,000
      9,045,000   MILPITAS CA REDEVELOPMENT AGENCY+/-@                                 2.31         09/01/2021           9,045,000
     11,100,000   MODESTO CA IRRIGATION DISTRICT FINANCING AUTHORITY REVENUE
                  SERIES SG 66 MBIA INSURED (ELECTRIC REVENUE LOC)+/-@                 2.30         10/01/2015          11,100,000
      5,620,000   MODESTO CA PFA LEASE REVENUE SERIES 354 AMBAC INSURED (LEASE
                  REVENUE LOC)+/-@                                                     2.30         09/01/2029           5,620,000
     10,700,000   MOUNT DIABLO CA UNIVERSITY SCHOOL DISTRICT TRAN (PROPERTY TAX
                  REVENUE LOC)                                                         3.00         11/09/2005          10,773,807
      6,350,000   MSR PUBLIC POWER AGENCY CALIFORNIA SAN JUAN PROJECT REVENUE
                  SUBORDINATE LIEN SERIES B (POWER REVENUE LOC)+/-@                    2.23         07/01/2022           6,350,000
      2,700,000   MUNICIPAL SECURITIES TRUST SERIES 2001 136 CL A (AIRPORT
                  REVENUE LOC)+/-@  ++                                                 2.30         12/06/2018           2,700,000
      4,000,000   NEWPORT BEACH CA REVENUE HOAG MEMORIAL HOSPITAL SERIES B
                  (HEALTHCARE FACILITIES REVENUE LOC)+/-@                              2.26         10/01/2026           4,000,000

WELLS FARGO MONEY MARKET FUNDS        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005
--------------------------------------------------------------------------------

    CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
CALIFORNIA (CONTINUED)
$    16,000,000   OAKLAND CA JT POWERS FINANCING AUTHORITY REVENUE SERIES A
                  (HOUSING REVENUE LOC)+/-@                                            2.28%        07/01/2033     $    16,000,000
      8,685,000   OAKLAND CA SEWER REVENUE (SEWER REVENUE LOC)+/-@                     2.31         06/15/2021           8,685,000
      6,000,000   OAKLAND CA SEWER REVENUE (SEWER REVENUE LOC)+/-@                     2.30         06/15/2029           6,000,000
     13,587,000   OAKLAND-ALAMEDA COUNTY CA COLISEUM AUTHORITY LEASE REVENUE
                  SERIES C-1 (LEASE REVENUE LOC)+/-@                                   2.27         02/01/2025          13,587,000
     20,600,000   ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE BLUFFS APARTMENT
                  PROJECT SERIES C FHLMC LOC (HOUSING REVENUE LOC)+/-@                 2.30         12/01/2029          20,600,000
      4,000,000   ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE PARK RIDGE
                  VILLAS PROJECT FNMA LOC (HOUSING REVENUE LOC)+/-@                    2.30         11/15/2028           4,000,000
     10,500,000   ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE POINTE NIGUEL
                  PROJECT SERIES C (HOUSING REVENUE LOC)+/-@                           2.23         11/01/2022          10,500,000
     15,400,000   ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE PROJECT PARK
                  PLACE APARTMENTS ISSUE A FHLB INSURED (HOUSING REVENUE
                  LOC)+/-@                                                             2.31         04/01/2024          15,400,000
      9,000,000   ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE SERIES A FHLMC
                  LOC (HOUSING REVENUE LOC)+/-@                                        2.30         12/01/2006           9,000,000
      8,049,000   ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE SERIES D HARBOR
                  POINTE PROJECT FHLMC LOC (HOUSING REVENUE LOC)+/-@                   2.30         12/01/2022           8,049,000
      9,301,000   ORANGE COUNTY CA IMPROVEMENT ASSESSMENT DISTRICT NUMBER 88
                  SERIES 1 KBC BANK NV LOC (SPECIAL TAX REVENUE LOC)+/-@               2.28         09/02/2018           9,301,000
      2,302,500   ORANGE COUNTY CA SANITATION DISTRICT COP FLOATERS-SERIES 1032
                  (SEWER REVENUE LOC)+/-@                                              2.30         02/01/2033           2,302,500
     23,480,000   ORANGE COUNTY CA SANITATION DISTRICT COP AMBAC INSURED
                  (LEASE REVENUE LOC)+/-@                                              2.23         08/01/2013          23,480,000
      2,300,000   ORANGE COUNTY CA SPECIAL FINANCING AUTHORITY TEETER PLAN
                  REVENUE SERIES 1995D AMBAC INSURED (PROPERTY TAX REVENUE
                  LOC)+/-@                                                             2.29         11/01/2014           2,300,000
      7,475,000   ORANGE COUNTY CA SPECIAL FINANCING AUTHORITY TEETER PLAN
                  REVENUE SERIES B AMBAC INSURED (PROPERTY TAX REVENUE LOC)+/-@        2.29         11/01/2014           7,475,000
      5,950,000   ORANGE COUNTY CA SPECIAL FINANCING AUTHORITY TEETER PLAN
                  REVENUE SERIES E AMBAC INSURED (PROPERTY TAX REVENUE LOC)+/-@        2.29         11/01/2014           5,950,000
     30,300,000   ORANGE COUNTY CA TRANSPORTATION AUTHORITY TOLL ROAD REVENUE
                  (TOLL ROAD REVENUE LOC)+/-@                                          2.27         12/15/2030          30,300,000
     35,510,000   ORANGE COUNTY CA WATER DISTRICT SERIES 2003A LLOYDS LOC (WATER
                  REVENUE LOC)+/-@                                                     2.26         08/01/2042          35,510,000
      4,800,000   PACIFIC CA HFA LEASE REVENUE SERIES A FHLMC INSURED (HOUSING
                  REVENUE LOC)+/-@                                                     2.34         02/01/2007           4,800,000
      7,875,000   PERRIS CA UNIVERSITY HIGH SCHOOL DISTRICT (PROPERTY TAX REVENUE
                  LOC)+/-@                                                             2.30         09/01/2024           7,875,000
     28,900,000   PITTSBURG CA REDEVELOPMENT AGENCY TAX ALLOCATION LOS MEDANOS
                  COMMUNITY SERIES A (TAX ALLOCATION REVENUE LOC)+/-@                  2.26         09/01/2035          28,900,000
      5,000,000   PLEASANT HILL CA REDEVELOPMENT AGENCY MULTI-FAMILY REVENUE
                  SERIES A (HOUSING REVENUE LOC)+/-@                                   2.29         07/15/2031           5,000,000
      4,995,000   PORT OF OAKLAND CA TRANSPORTATION REVENUE FGIC INSURED
                  (TRANSPORTATION REVENUE LOC)+/-@                                     2.33         05/01/2008           4,995,000
      7,285,000   PORT OF OAKLAND CA TRANSPORTATION REVENUE MBIA INSURED
                  (TRANSPORTATION REVENUE LOC)+/-@                                     2.33         05/01/2010           7,285,000
      8,495,000   PORT OF OAKLAND CA TRANSPORTATION REVENUE SERIES K FGIC INSURED
                  (AIRPORT REVENUE LOC)+/-@                                            2.31         11/01/2021           8,495,000
      4,280,000   POWAY CA REDEVELOPMENT AGENCY TAX ALLOCATION REVENUE SERIES R
                  2046 MBIA INSURED (TAX ALLOCATION REVENUE LOC)+/-@                   2.31         06/15/2020           4,280,000
      6,500,000   POWAY CA UNIVERSITY SCHOOL DISTRICT CTFS PARTNERSHIP (LEASE
                  REVENUE LOC)+/-@                                                     2.23         06/01/2029           6,500,000
      4,845,000   RANCHO SANTIAGO CA COMMUNITY COLLEGE DISTRICT (GENERAL
                  OBLIGATION - SCHOOL DISTRICTS LOC)+/-@                               2.30         09/01/2026           4,845,000
      3,700,000   REDONDO BEACH CA PUBLIC FINANCING AUTHORITY TAX ALLOCATION
                  REVENUE AVIATION HIGH REDEVELOPMENT PROJECT ALLIED IRISH BANK
                  PLC LOC (PROPERTY TAX REVENUE LOC)+/-@                               2.28         07/01/2030           3,700,000

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005        WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

    CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
CALIFORNIA (CONTINUED)
$     9,100,000   REDONDO BEACH CALIFORNIA AGENCY MFHR (HOUSING REVENUE LOC)+/-@       2.26%        10/15/2034     $     9,100,000
     22,400,000   RIVERSIDE - SAN BERNADINO CA HOUSING & FINANCE AGENCY LEASE
                  REVENUE SERIES A SOCIETE GENERALE LOC (HOUSING REVENUE
                  LOC)+/-@                                                             2.29         07/01/2006          22,400,000
      1,500,000   RIVERSIDE COUNTY CA ASSET LEASING CORPORATION LEASEHOLD REVENUE
                  (LEASE REVENUE LOC)+/-@                                              2.26         11/01/2032           1,500,000
      9,560,000   ROARING FORK MUNICIPAL PRODUCTS LIMITED LIABILITY CORPORATION
                  SERIES 2000-12 CLASS A (MUNICIPAL LOC)+/-@                           2.38         03/01/2034           9,560,000
      8,290,000   SACRAMENTO CA MUNICIPAL UTILITIES DISTRICT ELECTRIC REVENUE
                  (UTILITIES REVENUE LOC)+/-@                                          2.31         05/15/2020           8,290,000
     25,300,000   SACRAMENTO CA UNION SCHOOL DISTRICT CTFS PARTNERS FSA INSURED
                  (GENERAL OBLIGATION - SCHOOL DISTRICTS LOC)+/-@                      2.28         03/01/2031          25,300,000
      7,000,000   SACRAMENTO COUNTY CA HFA MFHR ARLINGTON CREEK APARTMENT SERIES 1
                  COLLATERALIZED BY FNMA (HOUSING REVENUE LOC)+/-@                     2.34         05/15/2034           7,000,000
      6,300,000   SACRAMENTO COUNTY CA HFA MFHR HIDDEN OAKS APARTMENTS PROJECT
                  SERIES C COLLATERALIZED BY FNMA (HOUSING REVENUE LOC)+/-@            2.34         05/15/2029           6,300,000
      3,100,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY MFHR (HOUSING REVENUE
                  LOC)+/-@                                                             2.26         08/01/2034           3,100,000
      6,000,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY MFHR NORMANDY PARK
                  APARTMENTS SERIES A (HOUSING REVENUE LOC)+/-@                        2.34         02/15/2033           6,000,000
     32,000,000   SACRAMENTO COUNTY CA TRAN SERIES A (TAX REVENUE LOC)                 3.00         07/11/2005          32,117,559
      6,115,000   SAN BERNADINO COUNTY CA MFHR GREEN VALLEY APARTMENTS PROJECT
                  SERIES A COLLATERALIZED BY FNMA (HOUSING REVENUE LOC)+/-@            2.30         05/15/2029           6,115,000
      5,600,000   SAN BERNADINO COUNTY CA MFHR SYCAMORE TERRACE PROJECT SERIES A
                  COLLATERALIZED BY FNMA (HOUSING REVENUE LOC)+/-@                     2.30         05/15/2029           5,600,000
      3,395,000   SAN DIEGO CA AREA HFA LEASE REVENUE SERIES B COLLATERALIZED BY
                  FNMA (HOUSING REVENUE LOC)+/-@                                       2.34         06/01/2006           3,395,000
     14,825,000   SAN DIEGO CA HFA MFHR STRATTON APARTMENTS PROJECT SERIES A
                  COLLATERALIZED BY FNMA (HOUSING REVENUE LOC)+/-@                     2.34         01/15/2033          14,825,000
      8,200,000   SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY LEASE REVENUE
                  CLASS B (LEASE REVENUE LOC)+/-@                                      2.33         02/15/2026           8,200,000
      1,900,000   SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY LEASE REVENUE
                  CLASS C (LEASE REVENUE LOC)+/-@                                      2.33         02/15/2026           1,900,000
     19,130,000   SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY SEWER REVENUE
                  SERIES SG 130 (WATER & SEWER REVENUE LOC)+/-@                        2.30         05/15/2029          19,130,000
      5,430,000   SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY WATER REVENUE
                  CLASS A (WATER REVENUE LOC)+/-@                                      2.31         08/01/2012           5,430,000
     10,000,000   SAN DIEGO CA SCHOOL DISTRICT TRAN (OTHER REVENUE LOC)                3.00         07/25/2005          10,043,694
      5,826,000   SAN DIEGO CA UNION SCHOOL DISTRICT SERIES 758 (EDUCATIONAL
                  FACILITIES REVENUE LOC)+/-@                                          2.30         07/01/2027           5,826,000
     11,580,000   SAN DIEGO CA UNION SCHOOL DISTRICT SERIES PA-804 (EDUCATIONAL
                  FACILITIES REVENUE LOC)+/-@                                          2.30         07/01/2022          11,580,000
      6,700,000   SAN DIEGO COUNTY & SCHOOL DISTRICT TRAN (EDUCATIONAL FACILITIES
                  REVENUE LOC)                                                         3.25         07/25/2005           6,734,484
         95,000   SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT AGENCY MFHR NAMIKI
                  APARTMENTS PROJECT SERIES C CITIBANK NA LOC (MULTI-FAMILY
                  HOUSING REVENUE LOC)+/-@                                             2.32         11/01/2036              95,000
     26,700,000   SAN FRANCISCO CA CITY & COUNTY UNIFIED SCHOOL DISTRICT TRAN          3.50         12/01/2005          26,953,612
     10,685,000   SAN FRANCISCO CITY & COUNTY PUBLIC UTILITIES COMMISSION FOR
                  CLEAN WATER MERLOTS SERIES B20 MBIA INSURED (WATER & SEWER
                  REVENUE LOC)+/-@                                                     2.32         10/01/2022          10,685,000
     20,600,000   SAN JOSE CA MFHR EVANS LANE APARTMENTS PROJECT SERIES H BANK OF
                  AMERICA NA LOC (MULTI-FAMILY HOUSING REVENUE LOC)+/-@                2.26         04/15/2036          20,600,000
      1,750,000   SAN JOSE CA MFHR VILLA MONTEREY APARTMENTS SERIES F (HOUSING
                  REVENUE LOC)+/-@                                                     2.33         07/15/2035           1,750,000
      1,800,000   SAN JOSE CA MORTGAGE REVENUE SOMERSET PARK PROJECT
                  COLLATERALIZED BY FHLMC REMARKETED 07 17 03 (HOUSING REVENUE
                  LOC)+/-@                                                             2.33         11/01/2017           1,800,000
      2,595,000   SAN JOSE CA REDEVELOPMENT AGENCY TAX ALLOCATION (TAX INCREMENTAL
                  REVENUE LOC)+/-@                                                     2.31         08/01/2011           2,595,000

WELLS FARGO MONEY MARKET FUNDS        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005
--------------------------------------------------------------------------------

    CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
CALIFORNIA (CONTINUED)
$     6,857,500   SAN JOSE CA UNION SCHOOL DISTRICT SANTA CLARA COUNTY FLOATERS
                  SERIES 761 FSA INSURED (PROPERTY TAX REVENUE LOC)+/-@                2.30%        08/01/2027     $     6,857,500
      8,690,000   SAN JOSE-SANTA CLARA CA WATER FINANCING AUTHORITY SEWER REVENUE
                  FLOATS-SG-49 (WATER & SEWER REVENUE LOC)+/-@                         2.30         11/15/2020           8,690,000
      2,200,000   SAN LEANDRO CA MFHR HAAS AVENUE APARTMENTS SERIES B SECURITY
                  PACIFIC NATIONAL LOC (MULTI-FAMILY HOUSING REVENUE LOC)+/-@          2.28         10/01/2007           2,200,000
      6,510,000   SAN MARCOS CA PFA TAX ALLOCATION REVENUE SERIES 1161 FGIC
                  INSURED (TAX INCREMENTAL REVENUE LOC)+/-@                            2.30         02/01/2011           6,510,000
      6,510,000   SAN MARCOS CA PFA TAX ALLOCATION REVENUE SERIES 1178 FGIC
                  INSURED (TAX INCREMENTAL REVENUE LOC)+/-@                            2.30         08/01/2011           6,510,000
      5,600,000   SANTA ANA CA HEALTH FACILITY REVENUE MULTI-MODEL TOWN & COUNTRY
                  PROJECT BNP PARIBAS (HEALTHCARE FACILITIES REVENUE LOC)+/-@          2.29         10/01/2020           5,600,000
      3,290,000   SANTA CLARA CA ELECTRIC REVENUE SERIES A AMBAC INSURED (ELECTRIC
                  REVENUE LOC)+/-@                                                     2.23         07/01/2010           3,290,000
      7,200,000   SANTA CLARA CA ELECTRIC REVENUE SERIES C AMBAC INSURED (ELECTRIC
                  PLANT REVENUE LOC)+/-@                                               2.23         07/01/2010           7,200,000
      5,900,000   SANTA CLARA COUNTY CA MFHR BENTON PARK CENTER APARTMENTS PROJECT
                  SERIES A COLLATERALIZED BY FNMA (MULTI-FAMILY HOUSING REVENUE
                  LOC)+/-@                                                             2.30         12/15/2025           5,900,000
     11,700,000   SANTA CLARA COUNTY CA MFHR FOXCHASE APARTMENTS PROJECT SERIES E
                  FGIC INSURED REMARKETED 03/17/94 (MULTI-FAMILY HOUSING REVENUE
                  LOC)+/-@                                                             2.29         11/15/2017          11,700,000
      4,600,000   SIMI VALLEY CA MFHR 500 DANSKE BANK INSURED (HOUSING REVENUE
                  LOC)+/-@                                                             2.37         03/01/2021           4,600,000
     10,000,000   SIMI VALLEY CA MFHR LINCOLN WOOD RANCH (HOUSING REVENUE
                  LOC)+/-@                                                             2.30         06/01/2010          10,000,000
      6,150,000   SIMI VALLEY CA MFHR SERIES A (MULTI-FAMILY HOUSING REVENUE
                  LOC)+/-@                                                             2.30         07/01/2023           6,150,000
     25,000,000   SOUTH PLACER CA WASTEWATER AUTHORITY REVENUE SERIES B (SEWER
                  REVENUE LOC)+/-@                                                     2.25         11/01/2035          25,000,000
      5,315,000   SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY POWER PROJECT REVENUE
                  SERIES PA 1172 (ELECTRIC PLANT REVENUE LOC)+/-@                      2.30         07/01/2011           5,315,000
      1,800,000   SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY POWER REVENUE PALO
                  VERDE PROJECT SERIES C (ELECTRIC REVENUE LOC)+/-@                    2.26         07/01/2017           1,800,000
     18,650,000   SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY TRANSMISSION PROJECT
                  REVENUE LLOYDS BANK LOC (UTILITIES REVENUE LOC)+/-@                  2.26         07/01/2019          18,650,000
      8,000,000   STATE OF CALIFORNIA MUNICIPAL SECURITIES TRUST RECEIPTS SERIES
                  JPMC3 (OTHER REVENUE LOC)+/-@                                        2.32         06/01/2013           8,000,000
      2,430,000   STOCKTON CA HEALTH FACILITIES REVENUE SERIES A (HEALTHCARE
                  FACILITIES REVENUE LOC)+/-@                                          2.26         12/01/2032           2,430,000
      2,000,000   TAHOE FOREST CA HOSPITAL DISTRICT REVENUE (HOSPITAL REVENUE
                  LOC)+/-@                                                             2.26         07/01/2033           2,000,000
        500,000   TULARE CA LOCAL HEALTH CARE DISTRICT HEALTH FACILITY REVENUE
                  (HEALTHCARE FACILITIES REVENUE LOC)+/-@                              2.26         12/01/2032             500,000
      8,650,000   TURLOCK CA IRRIGATION DISTRICT COP CAPITAL IMPROVEMENT PROJECT
                  SOCIETE GENERALE LOC (LEASE REVENUE LOC)+/-@                         2.28         01/01/2031           8,650,000
      6,100,000   UNIVERSITY CA EDUCATION FACILITIES REVENUE SERIES 480 MBIA
                  INSURED (EDUCATIONAL FACILITIES REVENUE LOC)+/-@                     2.30         09/01/2022           6,100,000
      7,750,000   VACAVILLE CA MFHR SYCAMORES APARTMENTS SERIES A (HOUSING
                  REVENUE LOC)+/-@                                                     2.30         05/15/2029           7,750,000
      3,885,000   VICTORVILLE CA REDEVELOPMENT AGENCY TAX ALLOCATION SERIES 485
                  (TAX REVENUE LOC)+/-@                                                2.31         12/01/2019           3,885,000

                                                                                                                     2,500,210,531
                                                                                                                   ---------------
OTHER - 1.73%
     17,995,000   ABN AMRO MUNITOPS CTFS TR 1998-20 MUNITOPS CERTIFICATES AMBAC
                  INSURED (OTHER REVENUE LOC)+/-@                                      2.31         07/05/2006          17,995,000
     13,176,000   ABN AMRO MUNITOPS CTFS TR 1998-25 MUNITOPS CERTIFICATES FGIC
                  INSURED (OTHER REVENUE LOC)+/-@                                      2.31         07/05/2006          13,176,000
     17,000,000   ABN AMRO MUNITOPS CTFS TR 2000-5 MUNITOPS CERTIFICATES FGIC
                  INSURED (OTHER REVENUE LOC)+/-@  ++                                  2.34         05/07/2008          17,000,000

                                                                                                                        48,171,000
                                                                                                                   ---------------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005        WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

    CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
PUERTO RICO - 1.49%
$     7,200,000   EAGLE TAX-EXEMPT TRUST CTF 20015101 CLASS A (PUERTO RICO
                  COMMONWEALTH  INFRASTRUCTURE FINANCING AUTHORITY SERIES A)
                  (OTHER REVENUE LOC)+/-@                                              2.29%        10/01/2034     $     7,200,000
     10,000,000   EAGLE TAX-EXEMPT TRUST CTF 20025102 CLASS A (PUERTO RICO
                  COMMONWEALTH HIGHWAY & TRANSPORTATION REVENUE SERIES D) FSA
                  INSURED (TOLL ROAD REVENUE LOC)+/-@                                  2.29         07/01/2027          10,000,000
      5,000,000   PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY
                  REVENUE SERIES 2 MBIA INSURED (TRANSPORTATION REVENUE LOC)+/-@       2.29         07/01/2038           5,000,000
      4,995,000   PUERTO RICO COMMONWEALTH INFRASTRUCTURE FINANCING AUTHORITY
                  SERIES 86 (SALES TAX REVENUE LOC)+/-@                                2.30         07/01/2015           4,995,000
      7,980,000   PUERTO RICO COMMONWEALTH MERLOTS SERIES A44+/-@                      2.32         07/01/2029           7,980,000
      6,135,000   PUERTO RICO COMMONWEALTH PUBLIC BUILDINGS AUTHORITY REVENUE
                  SERIES 416 FSA LOC (LEASE REVENUE LOC)+/-@                           2.30         07/01/2021           6,135,000

                                                                                                                        41,310,000

TOTAL MUNICIPAL BONDS & NOTES (COST $2,589,691,531)                                                                  2,589,691,531
                                                                                                                   ---------------

COMMERCIAL PAPER - 6.00%
     24,000,000   GOLDEN GATE BRIDGE                                                   2.02         05/11/2005          24,000,000
     14,300,000   GOLDEN GATE BRIDGE                                                   2.04         06/09/2005          14,300,000
     16,200,000   PORT OF OAKLAND CA                                                   2.09         05/06/2005          16,200,000
     18,300,000   UNIVERSITY OF CALIFORNIA                                             1.95         04/06/2005          18,300,000
     16,100,000   UNIVERSITY OF CALIFORNIA                                             1.90         04/07/2005          16,100,000
      5,500,000   UNIVERSITY OF CALIFORNIA                                             1.93         04/07/2005           5,500,000
     14,700,000   UNIVERSITY OF CALIFORNIA                                             1.98         05/05/2005          14,700,000
     10,000,000   UNIVERSITY OF CALIFORNIA                                             2.00         05/10/2005          10,000,000
     20,300,000   UNIVERSITY OF CALIFORNIA                                             2.15         05/12/2005          20,300,000
      4,000,000   UNIVERSITY OF CALIFORNIA                                             1.97         05/16/2005           4,000,000
     17,400,000   UNIVERSITY OF CALIFORNIA                                             2.03         06/08/2005          17,400,000
      6,000,000   UNIVERSITY OF CALIFORNIA                                             2.06         06/08/2005           6,000,000

TOTAL COMMERCIAL PAPER (COST $166,800,000)                                                                             166,800,000
                                                                                                                   ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $2,756,491,531)*                                99.18%                                                       $ 2,756,491,531

OTHER ASSETS AND LIABILITIES, NET                      0.82                                                             22,771,347
                                                     ------                                                        ---------------
TOTAL NET ASSETS                                     100.00%                                                       $ 2,779,262,878
                                                     ------                                                        ---------------

+/-   VARIABLE RATE SECURITIES.

@ THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO MONEY MARKET FUNDS        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005
--------------------------------------------------------------------------------

    GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
AGENCY NOTES - DISCOUNT - 36.34%

FEDERAL HOME LOAN BANK - 2.16%
$    75,000,000   FHLB^                                                                2.74%        05/06/2005     $    74,836,667
     39,000,000   FHLB^                                                                3.05         09/07/2005          38,474,637
     75,000,000   FHLB^                                                                3.12         09/14/2005          73,922,729
     37,226,000   FHLB^                                                                2.91         09/16/2005          36,720,471

                                                                                                                       223,954,504
                                                                                                                   ---------------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 18.77%
     50,000,000   FHLMC^                                                               2.12         04/05/2005          49,988,222
     75,000,000   FHLMC^                                                               2.11         04/12/2005          74,952,104
     73,500,000   FHLMC^                                                               2.37         04/12/2005          73,453,287
     76,524,000   FHLMC^                                                               2.56         04/19/2005          76,426,049
     67,294,000   FHLMC^                                                               2.64         04/26/2005          67,180,208
     50,000,000   FHLMC^                                                               2.08         05/03/2005          49,906,444
     29,991,000   FHLMC^                                                               2.73         05/10/2005          29,902,302
     51,222,000   FHLMC^                                                               2.69         05/17/2005          51,045,939
     32,540,000   FHLMC^                                                               2.83         06/14/2005          32,350,707
    100,000,000   FHLMC^                                                               2.57         06/21/2005          99,406,000
     80,687,000   FHLMC^                                                               2.64         06/27/2005          80,172,217
     50,000,000   FHLMC^                                                               2.88         06/30/2005          49,640,000
     50,000,000   FHLMC^                                                               2.93         06/30/2005          49,633,750
     63,000,000   FHLMC^                                                               2.67         07/05/2005          62,556,944
     91,350,000   FHLMC^                                                               2.74         07/05/2005          90,696,721
    100,000,000   FHLMC^                                                               2.75         07/12/2005          99,222,250
    100,000,000   FHLMC^                                                               2.95         08/01/2005          99,000,278
     30,749,000   FHLMC^                                                               2.95         08/02/2005          30,439,076
     50,000,000   FHLMC^                                                               2.45         08/05/2005          49,538,875
     50,000,000   FHLMC^                                                               2.31         08/08/2005          49,586,125
    100,000,000   FHLMC^                                                               2.98         08/10/2005          98,915,611
     50,000,000   FHLMC^                                                               2.29         08/23/2005          49,543,000
     48,057,000   FHLMC^                                                               2.24         08/29/2005          47,608,468
     50,730,000   FHLMC^                                                               3.11         09/13/2005          50,006,886
     40,122,000   FHLMC^                                                               2.24         09/20/2005          39,668,644
    125,000,000   FHLMC^                                                               3.02         09/20/2005         123,178,472
    100,000,000   FHLMC^                                                               2.95         09/27/2005          98,533,194
     99,500,000   FHLMC^                                                               2.64         10/18/2005          97,979,861
     75,000,000   FHLMC^                                                               3.00         11/15/2005          73,577,375

                                                                                                                     1,944,109,009
                                                                                                                   ---------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 15.41%
     42,490,000   FNMA^                                                                2.53         04/01/2005          42,490,000
     78,872,250   FNMA^                                                                2.57         04/01/2005          78,872,250
     30,133,000   FNMA^                                                                2.61         04/01/2005          30,133,000
    101,713,000   FNMA^                                                                2.60         04/08/2005         101,661,578
     46,811,000   FNMA^                                                                2.57         04/20/2005          46,747,630
     44,996,000   FNMA^                                                                2.00         04/29/2005          44,926,006
     96,455,000   FNMA^                                                                2.75         04/29/2005          96,271,200
     49,300,000   FNMA^                                                                2.60         05/02/2005          49,189,623
     19,800,000   FNMA^                                                                2.73         05/11/2005          19,739,940

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005        WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

    GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
$    50,000,000   FNMA^                                                                2.79%        06/01/2005     $    49,763,625
     50,000,000   FNMA^                                                                2.68         06/13/2005          49,728,278
     50,000,000   FNMA^                                                                2.83         06/17/2005          49,697,347
    125,000,000   FNMA^                                                                2.69         06/29/2005         124,170,260
     52,956,000   FNMA^                                                                2.89         07/01/2005          52,569,142
     21,911,050   FNMA^                                                                3.05         07/01/2005          21,741,568
     19,500,000   FNMA^                                                                3.05         07/01/2005          19,349,167
     73,000,000   FNMA^                                                                3.05         07/01/2005          72,437,190
     57,577,000   FNMA^                                                                3.05         07/01/2005          57,133,097
     56,000,000   FNMA^                                                                2.95         07/06/2005          55,559,467
     62,417,000   FNMA^                                                                2.82         07/20/2005          61,880,127
      8,091,066   FNMA^                                                                2.70         08/01/2005           8,017,033
    100,000,000   FNMA^                                                                2.88         08/01/2005          99,024,000
     41,315,000   FNMA^                                                                3.02         08/31/2005          40,788,188
     75,000,500   FNMA^                                                                2.44         09/01/2005          74,127,119
     50,000,000   FNMA^                                                                3.06         09/07/2005          49,324,250
     21,252,000   FNMA^                                                                3.06         09/08/2005          20,962,973
    108,392,000   FNMA^                                                                3.19         10/14/2005         106,509,472
     75,000,000   FNMA^                                                                3.00         11/04/2005          73,643,750

                                                                                                                     1,596,457,280
                                                                                                                   ---------------

TOTAL AGENCY NOTES - DISCOUNT (COST $3,764,520,793)                                                                  3,764,520,793
                                                                                                                   ---------------

AGENCY NOTES - INTEREST BEARING - 30.40%

FEDERAL FARM CREDIT BANK - 8.98%
     40,000,000   FFCB                                                                 4.38         04/15/2005          40,028,413
    100,000,000   FFCB+/-                                                              2.75         10/04/2005          99,984,500
    100,000,000   FFCB+/-                                                              2.73         12/14/2005          99,964,592
     50,000,000   FFCB+/-                                                              2.93         12/21/2005          49,981,453
     25,000,000   FFCB+/-@                                                             2.78         04/26/2006          24,998,679
     40,000,000   FFCB+/-@                                                             2.61         05/01/2006          39,992,359
    100,000,000   FFCB+/-@                                                             2.64         05/04/2006          99,988,990
    150,000,000   FFCB+/-@                                                             2.77         05/19/2006         149,982,874
     50,000,000   FFCB+/-@                                                             2.63         06/02/2006          49,985,430
    100,000,000   FFCB+/-@                                                             2.27         07/19/2006          99,987,082
     50,000,000   FFCB+/-@                                                             2.51         08/09/2006          49,979,810
     25,000,000   FFCB+/-@                                                             2.52         08/18/2006          24,993,160
    100,000,000   FFCB+/-@                                                             2.80         08/28/2006         100,027,891

                                                                                                                       929,895,233
                                                                                                                   ---------------

FEDERAL HOME LOAN BANK - 15.24%
     16,635,000   FHLB                                                                 1.63         04/15/2005          16,629,317
     24,200,000   FHLB                                                                 2.08         04/15/2005          24,195,665
     10,000,000   FHLB                                                                 1.31         04/22/2005           9,995,158
    100,000,000   FHLB+/-                                                              2.77         04/25/2005          99,998,802
     36,500,000   FHLB                                                                 1.41         05/09/2005          36,458,753
     75,000,000   FHLB                                                                 2.25         08/30/2005          74,942,428
    100,000,000   FHLB+/-                                                              2.83         09/08/2005          99,964,096
     50,000,000   FHLB+/-                                                              2.88         09/12/2005          49,988,742

WELLS FARGO MONEY MARKET FUNDS        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005
--------------------------------------------------------------------------------

    GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
FEDERAL HOME LOAN BANK (CONTINUED)
$   100,000,000   FHLB+/-                                                              2.72%        09/16/2005     $    99,983,200
     75,000,000   FHLB                                                                 2.13         09/20/2005          74,800,176
    100,000,000   FHLB+/-                                                              2.95         09/20/2005          99,980,519
     75,000,000   FHLB+/-                                                              2.45         10/05/2005          74,979,735
    111,860,000   FHLB                                                                 2.38         11/01/2005         111,769,266
    150,000,000   FHLB+/-@                                                             2.56         04/20/2006         149,921,189
     71,000,000   FHLB+/-@                                                             2.68         05/16/2006          70,937,931
    100,000,000   FHLB+/-@                                                             2.79         06/01/2006          99,916,484
    300,000,000   FHLB+/-@                                                             2.88         06/13/2006         299,772,322
     85,000,000   FHLB+/-@                                                             2.63         08/02/2006          84,947,179

                                                                                                                     1,579,180,962
                                                                                                                   ---------------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 1.06%
     74,822,000   FHLMC                                                                4.25         06/15/2005          75,049,639
     15,000,000   FHLMC                                                                7.00         07/15/2005          15,203,700
     20,000,000   FHLMC+/-                                                             2.55         10/07/2005          20,000,000

                                                                                                                       110,253,339
                                                                                                                   ---------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 5.12%
     19,000,000   FNMA                                                                 1.40         05/03/2005          18,978,397
     27,000,000   FNMA                                                                 1.55         05/04/2005          26,983,576
     10,000,000   FNMA                                                                 1.61         05/13/2005           9,992,789
     15,000,000   FNMA                                                                 1.85         06/03/2005          14,978,825
    110,000,000   FNMA+/-                                                              2.82         06/03/2005         109,999,988
    100,000,000   FNMA+/-                                                              2.87         06/09/2005          99,997,450
     26,187,000   FNMA                                                                 5.75         06/15/2005          26,346,577
     60,000,000   FNMA                                                                 7.00         07/15/2005          60,772,200
     33,710,000   FNMA                                                                 1.88         09/15/2005          33,531,194
     50,000,000   FNMA+/-                                                              2.43         10/03/2005          49,983,466
     28,000,000   FNMA                                                                 6.00         12/15/2005          28,487,823
     50,000,000   FNMA                                                                 3.15         02/08/2006          49,811,532

                                                                                                                       529,863,817
                                                                                                                   ---------------

TOTAL AGENCY NOTES - INTEREST BEARING (COST $3,149,193,351)                                                          3,149,193,351
                                                                                                                   ---------------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005        WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

    GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
REPURCHASE AGREEMENTS - 34.97%
$ 1,100,000,000   BANK OF AMERICA NA - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $1,100,088,611)                           2.90%        04/01/2005     $ 1,100,000,000
     10,000,000   BANK OF AMERICA SECURITIES LLC - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $10,000,803)                   2.89         04/01/2005          10,000,000
    750,000,000   GOLDMAN SACHS GROUP INCORPORATED - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $750,350,000)                  2.80         04/06/2005         750,000,000
    350,000,000   HSBC USA INCORPORATED - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $350,028,194)                             2.90         04/01/2005         350,000,000
  1,000,000,000   JP MORGAN SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $1,000,080,556)                           2.90         04/01/2005       1,000,000,000
    400,000,000   JP MORGAN SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $400,032,222)                             2.90         04/01/2005         400,000,000
     11,970,000   LEHMAN BROTHERS INCORPORATED - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $11,970,954)                   2.87         04/01/2005          11,970,000

TOTAL REPURCHASE AGREEMENTS (COST $3,621,970,000)                                                                    3,621,970,000
                                                                                                                   ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $10,535,684,144)*                              101.71%                                                       $10,535,684,144

OTHER ASSETS AND LIABILITIES, NET                     (1.71)                                                          (176,644,958)
                                                     ------                                                        ---------------
TOTAL NET ASSETS                                     100.00%                                                       $10,359,039,186
                                                     ------                                                        ---------------

^     ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

+/-   VARIABLE RATE SECURITIES.

@ THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO MONEY MARKET FUNDS        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005
--------------------------------------------------------------------------------

    MINNESOTA MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
MUNICIPAL BONDS & NOTES - 103.77%

MINNESOTA - 103.77%
$       700,000   BROOKLYN CENTER MINNESOTA BROOKDALE CORPORATION II PROJECT
                  INDUSTRIAL REVENUE FIRSTAR BANK NA LOC (INDUSTRIAL DEVELOPMENT
                  REVENUE LOC)+/-@                                                     2.34%        12/01/2014     $       700,000
        220,000   BURNSVILLE MN MFHR BERKSHIRE PROJECT SERIES A COLLATERALIZED BY
                  FNMA (MULTI-FAMILY HOUSING REVENUE LOC)+/-@                          2.30         07/15/2030             220,000
      3,800,000   BURNSVILLE MN MULTI-FAMILY REVENUE (HOUSING REVENUE LOC)+/-@         2.30         01/01/2035           3,800,000
      2,000,000   COHASSET MN REVENUE (POWER REVENUE LOC)+/-@                          2.29         12/01/2007           2,000,000
      3,175,000   COHASSET MN REVENUE MINNESOTA POWER & LIGHT COMPANY PROJECT
                  SERIES A ABN AMRO BANK NV LOC (INDUSTRIAL DEVELOPMENT REVENUE
                  LOC)+/-@                                                             2.29         06/01/2020           3,175,000
      3,700,000   COHASSET MN REVENUE MINNESOTA POWER & LIGHT COMPANY PROJECT
                  SERIES B (POWER REVENUE LOC)+/-@                                     2.29         06/01/2013           3,700,000
        700,000   CRYSTAL MN MFHR CRYSTAL APARTMENTS PROJECT COLLATERALIZED BY
                  FHLB (MULTI-FAMILY HOUSING REVENUE LOC)+/-@                          2.30         05/01/2027             700,000
      3,175,000   DAKOTA COUNTY MN HOUSING & REDEVELOPMENT AUTHORITY MFHR PT 484
                  COLLATERALIZED BY FHLMC (MULTI-FAMILY HOUSING REVENUE LOC)+/-@       2.33         12/01/2022           3,175,000
      2,150,000   DULUTH MN ECONOMIC DEVELOPMENT AUTHORITY HEALTH CARE FACILITIES
                  MILLER DWAN MEDICAL CENTER (HEALTHCARE FACILITIES REVENUE
                  LOC)+/-@                                                             2.34         06/01/2019           2,150,000
      3,800,000   EAGAN MN MFHR FLOATS PT 1221 (MULTI-FAMILY HOUSING REVENUE
                  LOC)+/-@                                                             2.33         12/01/2029           3,800,000
      1,350,000   EAGLE TAX-EXEMPT TRUST CTF 20012301 CLASS A (MINNESOTA STATE)
                  (PROPERTY TAX REVENUE LOC)+/-@                                       2.32         10/01/2019           1,350,000
        950,000   EDINA MN MFHR EDINA PARK PLAZA COLLATERALIZED BY FHLMC
                  (MULTI-FAMILY HOUSING REVENUE LOC)+/-@                               2.30         12/01/2029             950,000
      3,205,000   FRIDLEY MN INDEPENDENT SCHOOL DISTRICT NUMBER 014 AID
                  ANTICIPATION CTFS SERIES B (GENERAL OBLIGATION - SCHOOL
                  DISTRICTS LOC)                                                       2.75         09/30/2005           3,221,588
      2,700,000   HENNEPIN COUNTY MN HOUSING & REDEVELOPMENT AUTHORITY MFHR STONE
                  ARCH APARTMENTS PROJECT LASALLE BANK NA LOC (MULTI-FAMILY
                  HOUSING REVENUE LOC)+/-@                                             2.35         04/15/2035           2,700,000
        765,000   MANKATO MN FAMILY YMCA PROJECT REVENUE (SPORTS FACILITIES
                  REVENUE LOC)+/-@                                                     2.39         05/01/2006             765,000
      3,335,000   MANKATO MN MFHR HIGHLAND PROJECT US BANK TRUST NA LOC REMARKETED
                  10/03/00 (STATE & LOCAL GOVERNMENTS LOC)+/-@                         2.34         05/01/2027           3,335,000
      1,370,000   MAPLE GROVE MN MFHR BASSWOOD TRAILS PROJECT (HOUSING REVENUE
                  LOC)+/-@                                                             2.30         03/01/2029           1,370,000
      2,230,000   METROPOLITAN COUNCIL MN SERIES D (PROPERTY TAX REVENUE LOC)%%        3.50         02/01/2006           2,244,517
      1,000,000   MINNEAPOLIS MN SERIES A                                              5.00         12/01/2005           1,018,665
      3,400,000   MINNEAPOLIS MN WOMANS CLUB OF MINNEAPOLIS PROJECT REVENUE
                  (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-@                             2.40         05/01/2023           3,400,000
      4,490,000   MINNESOTA PUBLIC FACILITIES AUTHORITY WATER PCR MERLOTS 2003-B06
                  (POLLUTION CONTROL REVENUE LOC)+/-@                                  2.35         03/01/2021           4,490,000
      4,750,000   MINNESOTA SCHOOL DISTRICT TAX & AID ANTICIPATION BORROWING
                  PROGRAM CERTIFICATES SERIES A (OTHER REVENUE LOC)                    3.00         09/02/2005           4,769,325
      1,150,000   MINNESOTA STATE (PROPERTY TAX REVENUE LOC)                           5.50         06/01/2005           1,156,695
      4,000,000   MINNESOTA STATE HFA (HOUSING REVENUE LOC)+/-@                        2.35         01/01/2032           4,000,000
      1,750,000   MINNESOTA STATE HFA (HOUSING REVENUE LOC)+/-@                        1.62         01/01/2038           1,750,000
      3,200,000   MINNESOTA STATE HIGHER EDUCATION FACILITIES AUTHORITY REVENUE
                  (HIGHER EDUCATION FACILITIES AUTHORITY REVENUE LOC)+/-@              2.29         12/01/2034           3,200,000
      7,605,000   MINNESOTA STATE HIGHER EDUCATION FACILITIES AUTHORITY REVENUE
                  ST. THOMAS UNIVERSITY SERIES 5L (EDUCATIONAL FACILITIES REVENUE
                  LOC)+/-@                                                             2.31         04/01/2027           7,605,000
      2,475,000   MINNESOTA STATE SERIES 1043 (PROPERTY TAX REVENUE LOC)+/-@           2.31         08/01/2013           2,475,000
      2,500,000   MONTICELLO MN INDEPENDENT SCHOOL DISTRICT NUMBER 882 (PROPERTY
                  TAX REVENUE LOC)+/-@                                                 5.30         02/01/2013           2,550,500
      3,120,000   NEW BRIGHTON MN MFHR GOLDEN POND HOUSING PROJECT (MULTI-FAMILY
                  HOUSING REVENUE LOC)+/-@                                             2.35         07/15/2032           3,120,000

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005        WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

    MINNESOTA MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
MINNESOTA (CONTINUED)
$     1,700,000   NORTHERN MUNICIPAL POWER AGENCY MINNESOTA ELECTRIC SYSTEM
                  REVENUE (POWER REVENUE LOC)+/-@                                      2.32%        01/01/2013     $     1,700,000
        550,000   ROCHESTER MN HEALTH CARE FACILITIES REVENUE SERIES 177
                  (HEALTHCARE FACILITIES REVENUE LOC)+/-@                              2.32         11/15/2027             550,000
        500,000   ROCHESTER MN HEALTH CARE SERIES 92-C+/-@                             2.07         05/10/2005             500,000
      4,000,000   ROCHESTER MN HEALTH CARE SERIES B+/-@                                2.03         05/11/2005           4,000,000
        650,000   ROSEVILLE MN HEALTH CARE FACILITIES REVENUE PRESBYTERIAN HOME
                  CARE PROJECT (HEALTHCARE FACILITIES REVENUE LOC)+/-@                 2.34         10/01/2029             650,000
      5,175,000   ROSEVILLE MN PRIVATE SCHOOL FACILITIES REVENUE NORTHWESTERN
                  COLLEGE PROJECT (EDUCATIONAL FACILITIES REVENUE LOC)+/-@             2.34         11/01/2022           5,175,000
      3,905,000   SCA TAX EXEMPT TRUST PT 2523 BURNVILLE (HOUSING REVENUE
                  LOC)+/-@                                                             2.33         01/01/2030           3,905,000
      1,630,000   SOUTHERN MN MUNICIPAL POWER AGENCY POWER SUPPLY SYSTEM REVENUE
                  SERIES A (POWER REVENUE LOC)                                         5.00         01/01/2006           1,664,418
      4,000,000   ST. LOUIS PARK MN MFHR NEWPORT ON SEVEN APARTMENTS PROJECT
                  COLLATERALIZED BY FNMA (MULTI-FAMILY HOUSING REVENUE LOC)+/-@        2.35         09/15/2031           4,000,000
      1,130,000   ST. PAUL MN HOUSING & REDEVELOPMENT AUTHORITY DISTRICT COOLING
                  REVENUE SERIES I (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-@            2.35         06/01/2015           1,130,000
        850,000   ST. PAUL MN HOUSING & REDEVELOPMENT AUTHORITY DISTRICT COOLING
                  REVENUE SERIES L DEXIA CREDIT LOC (INDUSTRIAL DEVELOPMENT
                  REVENUE LOC)+/-@                                                     2.35         03/01/2018             850,000
      1,000,000   ST. PAUL MN HOUSING & REDEVELOPMENT AUTHORITY DISTRICT HEATING
                  REVENUE SERIES A (WATER REVENUE LOC)+/-@                             2.30         12/01/2012           1,000,000
        455,000   ST. PAUL MN HOUSING & REDEVELOPMENT AUTHORITY REVENUE MINNESOTA
                  PUBLIC RADIO PROJECT ALLIED IRISH BANK PLC LOC  (HOUSING
                  REVENUE LOC)+/-@                                                     2.34         05/01/2022             455,000
      2,000,000   ST. PAUL MN PORT AUTHORITY DISTRICT COOLING REVENUE SERIES M
                  DEXIA BANK LOC (TRANSPORTATION REVENUE LOC)+/-@                      2.34         03/01/2021           2,000,000
        560,000   ST. PAUL MN PORT AUTHORITY DISTRICT COOLING REVENUE SERIES O
                  DEXIA CREDIT LOCAL DE FRANCE LOC (TRANSPORTATION REVENUE
                  LOC)+/-@                                                             2.34         03/01/2012             560,000
        900,000   ST. PAUL MN PORT AUTHORITY DISTRICT COOLING REVENUE SERIES Q
                  DEXIA CREDIT LOCAL DE FRANCE LOC (TRANSPORTATION REVENUE
                  LOC)+/-@                                                             2.30         03/01/2022             900,000
      3,995,000   ST. PAUL MN PORT AUTHORITY DISTRICT COOLING REVENUE SERIES R
                  DEXIA CREDIT LOCAL DE FRANCE LOC (TRANSPORTATION REVENUE
                  LOC)+/-@                                                             2.34         03/01/2022           3,995,000
      1,600,000   ST. PAUL MN PORT AUTHORITY MULTI-FAMILY REVENUE (HOUSING REVENUE
                  LOC)+/-@                                                             2.30         02/01/2034           1,600,000
      5,250,000   ST. PAUL MN PORT AUTHORITY TAX INCREMENT REVENUE WESTGATE OFFICE
                  & INDUSTRIAL CENTER PROJECT US BANK TRUST NA LOC (TRANSPORTATION
                  REVENUE LOC)+/-@                                                     2.35         02/01/2015           5,250,000
      4,865,000   UNIVERSITY OF MINNESOTA GO UNIVERSITY REVENUE (EDUCATIONAL
                  FACILITIES REVENUE LOC)+/-@                                          2.32         07/01/2021           4,865,000

TOTAL MUNICIPAL BONDS & NOTES (COST $123,640,708)                                                                      123,640,708
                                                                                                                   ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $123,640,708)*                                 103.77%                                                       $   123,640,708

OTHER ASSETS AND LIABILITIES, NET                     (3.77)                                                            (4,493,017)
                                                     ------                                                        ---------------
TOTAL NET ASSETS                                     100.00%                                                       $   119,147,691
                                                     ------                                                        ---------------

+/-   VARIABLE RATE SECURITIES.

@ THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

%% SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS, TOTAL COST $2,244,517. (SEE NOTE 2)

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO MONEY MARKET FUNDS        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005
--------------------------------------------------------------------------------

    MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
ASSET-BACKED SECURITIES - 1.03%
$    56,110,713   DAIMLERCHRYSLER AUTO TRUST++                                         2.63%        01/08/2006     $    56,110,713
     11,293,636   NISSAN AUTO RECEIVABLES OWNER TRUST SERIES 2005-A                    2.64         01/17/2006          11,293,636

TOTAL ASSET-BACKED SECURITIES (COST $67,404,349)                                                                        67,404,349
                                                                                                                   ---------------

AGENCY NOTES - DISCOUNT - 0.38%
     25,000,000   FHLMC^                                                               3.06         06/28/2005          24,838,056

TOTAL AGENCY NOTES - DISCOUNT (COST $24,838,056)                                                                        24,838,056
                                                                                                                   ---------------

CERTIFICATES OF DEPOSIT - 7.89%
    110,000,000   BANCO BILBAO VIZCAYA ARGENTARIA NEW YORK                             2.25         09/19/2005         109,989,786
    100,000,000   CDC IXIS                                                             2.45         10/06/2005         100,000,000
     24,000,000   CREDIT SUISSE FIRST BOSTON NEW YORK                                  2.75         11/14/2005          24,000,000
    199,000,000   LLOYDS TSB BANK PLC                                                  2.66         04/04/2005         198,995,918
     30,000,000   NATEXIS BANQUES POPULAIRES NEW YORK                                  1.46         04/06/2005          29,999,992
     55,000,000   SVENSKA HANDELSBANKEN NEW YORK                                       1.49         05/04/2005          54,994,023

TOTAL CERTIFICATES OF DEPOSIT (COST $517,979,719)                                                                      517,979,719
                                                                                                                   ---------------

COMMERCIAL PAPER - 34.72%
     95,000,000   ANZ NATIONAL (INTERNATIONAL) LIMITED^                                3.00         08/22/2005          93,867,917
     60,000,000   ANZ NATIONAL (INTERNATIONAL) LIMITED^                                2.85         12/15/2005          58,774,500
     30,000,000   AQUINAS FUNDING LLC^                                                 2.69         05/05/2005          29,923,783
     75,000,000   AQUINAS FUNDING LLC^                                                 2.66         06/22/2005          74,546,437
     76,000,000   AQUINAS FUNDING LLC^                                                 2.78         07/07/2005          75,430,718
     35,000,000   ATLANTIS ONE FUNDING^                                                2.14         04/14/2005          34,972,953
     60,000,000   ATLANTIS ONE FUNDING^                                                3.00         08/24/2005          59,275,000
     90,600,000   ATOMIUM FUNDING CORPORATION^                                         2.71         05/10/2005          90,334,013
     41,000,000   CC (USA) INCORPORATED^                                               2.70         05/05/2005          40,895,450
     33,622,000   CEDAR SPRINGS CAPITAL COMPANY^                                       2.65         04/13/2005          33,592,301
     36,798,000   CEDAR SPRINGS CAPITAL COMPANY^                                       2.63         04/19/2005          36,749,611
     45,862,000   CEDAR SPRINGS CAPITAL COMPANY^                                       2.83         05/17/2005          45,696,158
     20,000,000   CHARTA LLC^                                                          2.60         04/05/2005          19,994,222
     50,000,000   CONCORD MINUTEMEN CAPITAL COMPANY^                                   2.95         07/06/2005          49,606,667
     19,000,000   CONCORD MINUTEMEN CAPITAL COMPANY+++/-                               2.74         04/06/2006          19,000,000
     25,000,000   CONCORD MINUTEMEN CAPITAL COMPANY+++/-                               2.77         04/11/2006          25,000,000
     30,000,000   CROWN POINT CAPITAL COMPANY^                                         2.28         04/20/2005          29,963,900
     20,000,000   DAIMLERCHRYSLER AUTO RECEIVABLES^                                    2.85         05/26/2005          19,912,917
     50,000,000   EIFFEL FUNDING LLC^                                                  2.61         04/19/2005          49,934,750
     35,000,000   GALAXY FUNDING INCORPORATED^                                         2.68         05/05/2005          34,911,411
     43,500,000   GEMINI SECURITIZATION LLC^                                           2.61         04/11/2005          43,468,462
     20,000,000   GRAMPIAN FUNDING LLC^                                                2.68         06/21/2005          19,879,400
     50,000,000   IRISH LIFE & PERMANENT PLC^                                          2.73         05/23/2005          49,803,194
     25,000,000   IRISH LIFE & PERMANENT PLC^                                          2.55         06/02/2005          24,890,208
     35,000,000   K2 (USA) LLC^                                                        2.47         04/21/2005          34,951,972
     54,600,000   K2 (USA) LLC^                                                        2.67         04/25/2005          54,502,812
     62,000,000   K2 (USA) LLC^                                                        2.82         05/31/2005          61,708,600
     30,000,000   KFW INTERNATIONAL FINANCE^                                           2.52         05/12/2005          29,913,900
     36,000,000   KFW INTERNATIONAL FINANCE^                                           2.52         05/13/2005          35,894,160
     34,448,000   KFW INTERNATIONAL FINANCE^                                           2.81         07/21/2005          34,149,537
     34,000,000   LEXINGTON PARKER CAPITAL CORPORATION^                                2.71         05/10/2005          33,900,182

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005        WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

    MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
COMMERCIAL PAPER (CONTINUED)
$    60,000,000   LIQUID FUNDING LIMITED+++/-                                          2.83%        08/22/2005     $    60,000,000
     55,000,000   LIQUID FUNDING LIMITED+++/-                                          2.75         11/07/2005          55,000,000
     49,748,000   MANE FUNDING CORPORATION^                                            2.64         04/25/2005          49,660,443
     95,000,000   NEPTUNE FUNDING CORPORATION^                                         2.68         04/28/2005          94,809,050
     30,205,000   NIEUW AMSTERDAM RECEIVABLES^                                         2.82         05/20/2005          30,089,063
     73,500,000   NORDEA NORTH AMERICA INCORPORATED^                                   2.73         05/02/2005          73,327,530
     55,000,000   PICAROS FUNDING LLC^                                                 2.58         05/03/2005          54,873,867
     70,000,000   PICAROS FUNDING LLC^                                                 2.68         05/13/2005          69,781,133
     75,000,000   PICAROS FUNDING LLC^                                                 2.85         07/26/2005          74,311,250
    115,000,000   SANTANDER CENTRAL HISPANO FINANCE^                                   3.00         08/22/2005         113,629,583
     68,800,000   SEDNA FINANCE INCORPORATED^                                          2.57         04/05/2005          68,780,354
     52,000,000   SLM CORPORATION^                                                     2.84         04/07/2005          51,975,387
     45,000,000   SPINTAB AB^                                                          2.90         08/08/2005          44,532,375
     60,000,000   SPINTAB AB^                                                          2.90         08/09/2005          59,371,667
     33,000,000   STANDARD FEDERAL BANK                                                2.92         12/01/2005          32,995,656

TOTAL COMMERCIAL PAPER (COST $2,278,582,493)                                                                         2,278,582,493
                                                                                                                   ---------------

CORPORATE BONDS & NOTES - 1.96%
     10,000,000   DISCOVER BANK                                                        2.55         11/10/2005           9,974,841
     10,000,000   FLEETBOSTON FINANCIAL CORPORATION                                    7.25         09/15/2005          10,215,411
     25,000,000   MCDONALD'S CORPORATION+++/-                                          4.49         03/07/2006          25,217,688
     18,000,000   STRATEGIC MONEY MARKET TRUST SERIES 2002-M+++/-                      2.55         01/10/2006          18,000,000
     65,000,000   WAL-MART STORES                                                      5.01         06/01/2005          65,314,244

TOTAL CORPORATE BONDS & NOTES (COST $128,722,184)                                                                      128,722,184
                                                                                                                   ---------------

EXTENDABLE BONDS - 7.22%
     35,000,000   3M COMPANY++                                                         5.67         12/12/2005          35,673,151
    175,000,000   GENERAL ELECTRIC CAPITAL CORPORATION+/-                              2.86         04/07/2006         175,000,000
    100,000,000   ING SECURITY LIFE INSTITUTIONAL FUNDING+++/-                         2.83         04/07/2006         100,000,000
     33,000,000   MERRILL LYNCH & COMPANY INCORPORATED+/-                              2.92         04/11/2006          33,025,488
     35,000,000   MORGAN STANLEY+/-                                                    2.84         04/03/2006          35,000,000
     50,000,000   NORTHERN ROCK PLC+++/-                                               2.73         02/03/2006          50,000,000
     45,000,000   NORTHERN ROCK PLC+++/-                                               3.00         04/07/2006          45,000,000

TOTAL EXTENDABLE BONDS (COST $473,698,639)                                                                             473,698,639
                                                                                                                   ---------------

MEDIUM TERM NOTES - 11.99%
     70,000,000   AMERICAN EXPRESS CENTURION BANK+/-                                   2.78         05/13/2005          69,998,380
     30,000,000   AMERICAN GENERAL FINANCE+++/-                                        2.81         04/15/2006          30,000,000
     99,800,000   BANK OF AMERICA SECURITIES+/-@                                       2.96         09/09/2034          99,800,000
     27,000,000   BEAR STEARNS COMPANIES INCORPORATED+/-                               2.90         06/15/2005          27,000,000
     27,000,000   BEAR STEARNS COMPANIES INCORPORATED+/-                               2.81         09/07/2005          27,000,000
    131,000,000   BEAR STEARNS COMPANIES INCORPORATED+/-@                              3.03         09/09/2049         131,000,000
     50,000,000   BETA FINANCE INCORPORATED++                                          3.05         01/05/2006          49,936,822
     35,000,000   FIVE FINANCE INCORPORATED++                                          2.44         10/07/2005          34,996,846
     45,000,000   LIQUID FUNDING LIMITED+++/-                                          2.85         09/22/2005          45,000,000
     50,000,000   MARSHALL & ILSLEY BANK                                               5.21         12/15/2005          50,789,551
    100,000,000   NATEXIS BANQUES POPULAIRES NEW YORK+/-                               2.71         09/09/2005          99,984,465

WELLS FARGO MONEY MARKET FUNDS        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005
--------------------------------------------------------------------------------

    MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
MEDIUM TERM NOTES (CONTINUED)
$    35,000,000   NATIONWIDE BUILDING SOCIETY+++/-                                     2.75%        04/07/2006     $    35,000,000
     12,000,000   PREMIUM ASSET TRUST+++/-                                             2.82         02/15/2006          12,000,000
     30,000,000   PREMIUM ASSET TRUST SERIES 04-08+++/-                                2.82         10/14/2005          30,000,000
      6,111,111   STRATEGIC MONEY MARKET TRUST SERIES 1999-D+++/-                      3.28         06/03/2005           6,113,299
     37,750,000   USAA CAPITAL CORPORATION++                                           3.13         12/15/2005          37,825,586

TOTAL MEDIUM TERM NOTES (COST $786,444,949)                                                                            786,444,949
                                                                                                                   ---------------
MUNICIPAL BONDS & NOTES - 0.45%
        140,000   KALAMAZOO FUNDING COMPANY LLC SERIES 96C+/-@                         2.86         12/15/2026             140,000
        155,000   KALAMAZOO FUNDING COMPANY LLC SERIES 96D+/-@                         2.86         12/15/2026             155,000
        175,000   KALAMAZOO FUNDING COMPANY LLC SERIES 96E+/-@                         2.86         12/15/2026             175,000
        260,000   KALAMAZOO FUNDING COMPANY LLC SERIES 96I+/-@                         2.86         12/15/2026             260,000
         75,000   KALAMAZOO FUNDING COMPANY LLC SERIES 96G+/-@                         3.02         12/15/2026              75,000
     11,000,000   MISSISSIPPI STATE TAXABLE NISSAN PROJECT A (GENERAL OBLIGATION
                  - STATES, TERRITORIES LOC)+/-@                                       2.85         11/01/2028          11,000,000
      8,000,000   NEW YORK NY SUBSERIES A9 (GENERAL OBLIGATION - STATES,
                  TERRITORIES LOC)+/-@                                                 2.85         11/01/2023           8,000,000
      9,250,000   SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT AGENCY MULTI-
                  FAMILY REVENUE (OTHER REVENUE LOC)+/-@                               2.85         06/15/2034           9,250,000

TOTAL MUNICIPAL BONDS & NOTES (COST $29,055,000)                                                                        29,055,000
                                                                                                                   ---------------

PROMISSORY NOTES - 3.20%
    125,000,000   CITIGROUP GLOBAL MARKETS INCORPORATED+/-                             2.95         06/06/2005         125,000,000
     85,000,000   GOLDMAN SACHS GROUP INCORPORATED+/-                                  2.75         10/26/2005          85,000,000

TOTAL PROMISSORY NOTES (COST $210,000,000)                                                                             210,000,000
                                                                                                                   ---------------

REPURCHASE AGREEMENTS - 22.08%
    155,483,556   BANC AMERICA SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $155,496,081)                             2.90         04/01/2005         155,483,556
    176,000,000   BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $176,014,178)                  2.90         04/01/2005         176,000,000
    264,000,000   BEAR STEARNS COMPANIES INCORPORATED - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $264,021,267)                  2.90         04/01/2005         264,000,000
     88,000,000   CREDIT SUISSE FIRST BOSTON CORPORATION - 102% COLLATERALIZED BY
                  US GOVERNMENT SECURITIES (MATURITY VALUE $88,007,089)                2.90         04/01/2005          88,000,000
    352,000,000   GOLDMAN SACHS GROUP INCORPORATED - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $352,028,356)                  2.90         04/01/2005         352,000,000
    117,000,000   GOLDMAN SACHS GROUP INCORPORATED - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $117,054,600)                  2.80         04/06/2005         117,000,000
    118,000,000   GOLDMAN SACHS GROUP INCORPORATED - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $118,009,571)                  2.92         04/01/2005         118,000,000
    179,000,000   GOLDMAN SACHS GROUP INCORPORATED - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $179,069,860)                  2.81         04/05/2005         179,000,000

TOTAL REPURCHASE AGREEMENTS (COST $1,449,483,556)                                                                    1,449,483,556
                                                                                                                   ---------------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005        WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

    MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
TIME DEPOSITS - 8.96%
$    88,000,000   BANCO BILBAO VIZCAYA ARGENTARIA                                      2.84%        04/01/2005     $    88,000,000
    177,000,000   DEXIA CREDIT LOCAL DE FRANCE                                         2.80         04/04/2005         177,000,000
     87,000,000   ING BANK NV AMSTERDAM                                                2.79         04/07/2005          87,000,000
     87,000,000   IXIS CORPORATION & INVESTMENT BANK                                   2.83         04/01/2005          87,000,000
     87,000,000   IXIS CORPORATION & INVESTMENT BANK                                   2.79         04/07/2005          87,000,000
     62,000,000   NATEXIS BANQUES POPULAIRES                                           2.80         04/06/2005          62,000,000

TOTAL TIME DEPOSITS (COST $588,000,000)                                                                                588,000,000
                                                                                                                   ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $6,554,208,945)*                                99.88%                                                       $ 6,554,208,945

OTHER ASSETS AND LIABILITIES, NET                      0.12                                                              8,165,159
                                                     ------                                                        ---------------
TOTAL NET ASSETS                                     100.00%                                                       $ 6,562,374,104
                                                     ------                                                        ---------------

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

^     ZERO COUPON/STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

+/-   VARIABLE RATE SECURITIES.

@ THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO MONEY MARKET FUNDS        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005
--------------------------------------------------------------------------------

    NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
MUNICIPAL BONDS & NOTES - 93.98%

ALABAMA - 2.32%
$    30,000,000   JEFFERSON COUNTY AL SEWER REVENUE SERIES A (SEWER REVENUE
                  LOC)+/-@                                                             2.30%        02/01/2042     $    30,000,000
      4,895,000   MONTGOMERY AL BMC SPECIAL CARE FACILITIES AUTHORITY REVENUE
                  SERIES 435 (BUSINESS IMPROVEMENT REVENUE LOC)+/-@                    2.32         11/15/2029           4,895,000
     27,400,000   MONTGOMERY AL INDUSTRIAL DEVELOPMENT BOARD PCR (INDUSTRIAL
                  DEVELOPMENT REVENUE LOC)+/-@                                         2.24         09/15/2006          27,400,000
      5,800,000   PRICHARD UNIVERSITY MOBILE AL EDUCATIONAL BUILDING AUTHORITY
                  REVENUE UNIVERSITY MOBILE PROJECT (COLLEGE AND UNIVERSITY
                  REVENUE LOC)+/-@                                                     2.25         03/01/2025           5,800,000

                                                                                                                        68,095,000
                                                                                                                   ---------------
ALASKA - 2.37%
      1,340,000   ALASKA INDUSTRIAL DEVELOPMENT AUTHORITY REVENUE PROVIDENCE
                  MEDICAL OFFICE BUILDING ASSOCIATES PROJECT KBC BANK NV LOC
                  (HEALTHCARE FACILITIES REVENUE LOC)+/-@                              1.95         06/01/2010           1,340,000
      7,495,000   ALASKA STATE HOUSING FINANCE CORPORATION FLOATER PA 1057 HOUSING
                  REVENUE MBIA INSURED (HOUSING REVENUE LOC)+/-@                       2.32         06/01/2026           7,495,000
      2,100,000   VALDEZ AK MARINE TERMINAL REVENUE BP PIPELINES INCORPORATED
                  PROJECT SERIES A (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-@            2.30         06/01/2037           2,100,000
     58,605,000   VALDEZ AK MARINE TERMINAL REVENUE BP PIPELINES INCORPORATED
                  PROJECT SERIES B (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-@            2.30         07/01/2037          58,605,000

                                                                                                                        69,540,000
                                                                                                                   ---------------
ARIZONA - 0.83%
      5,615,000   PIMA COUNTY AZ IDA REVENUE LEASE PURCHASE (INDUSTRIAL DEVELOPMENT
                  REVENUE LOC)+/-@                                                     2.43         06/01/2007           5,615,000
     18,775,000   SCOTTSDALE AZ IDA REVENUE (EDUCATIONAL FACILITIES REVENUE
                  LOC)+/-@                                                             2.30         05/01/2021          18,775,000

                                                                                                                        24,390,000
                                                                                                                   ---------------
CALIFORNIA - 4.21%
      9,800,000   CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY REVENUE STANFORD
                  UNIVERSITY SERIES S-4 (COLLEGE AND UNIVERSITY REVENUE LOC)+/-@       2.22         11/01/2049           9,800,000
     12,900,000   CALIFORNIA STATE DAILY KINDERGARTEN UNIVERSITY A-2 (OTHER
                  REVENUE LOC)+/-@                                                     2.28         05/01/2034          12,900,000
        575,000   CALIFORNIA STATE DEPARTMENT VETERANS AFFAIRS HOME PURCHASE
                  REVENUE SERIES A SUBSERIES A-1 (OTHER REVENUE LOC)+/-@               2.25         12/01/2028             575,000
     11,500,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C-5 (ELECTRIC
                  REVENUE LOC)+/-@                                                     2.27         05/01/2022          11,500,000
     26,425,000   CALIFORNIA STATE ECONOMIC RECOVERY REVENUE SERIES C-7 (SALES
                  TAX REVENUE LOC)+/-@                                                 2.28         07/01/2023          26,425,000
      3,200,000   CALIFORNIA STATE SERIES B-3 (GENERAL OBLIGATION - STATES,
                  TERRITORIES LOC)+/-@                                                 2.27         05/01/2033           3,200,000
     16,400,000   CALIFORNIA STATEWIDE CDA REVENUE (OTHER REVENUE LOC)+/-@             2.28         07/01/2034          16,400,000
      6,500,000   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
                  REVENUE+/-@                                                          2.26         12/01/2034           6,500,000
      2,175,000   METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS
                  REVENUE SERIES A1 (WATER REVENUE LOC)+/-@                            2.23         07/01/2023           2,175,000
        600,000   METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS
                  REVENUE SERIES A2 JP MORGAN CHASE BANK INSURED (WATER REVENUE
                  LOC)+/-@                                                             2.28         07/01/2023             600,000
     12,200,000   METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS
                  REVENUE SERIES C1 DEXIA LOC (WATER REVENUE LOC)+/-@                  2.20         07/01/2030          12,200,000
        600,000   METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS
                  REVENUE SERIES C3 (WATER REVENUE LOC)+/-@                            2.26         07/01/2030             600,000
      1,600,000   NEWPORT BEACH CA REVENUE HOAG MEMORIAL HOSPITAL SERIES B
                  (HEALTHCARE FACILITIES REVENUE LOC)+/-@                              2.26         10/01/2026           1,600,000
      5,200,000   OAKLAND-ALAMEDA COUNTY CA COLISEUM AUTHORITY LEASE REVENUE
                  SERIES C-1 (LEASE REVENUE LOC)+/-@                                   2.27         02/01/2025           5,200,000
      7,100,000   RANCHO CALIFORNIA WATER DISTRICT SERIES-B (FGIC) (WATER REVENUE
                  LOC)+/-@                                                             2.23         08/01/2031           7,100,000

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005        WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

    NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
CALIFORNIA (CONTINUED)
$     4,300,000   SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY TRANSMISSION PROJECT
                  REVENUE LLOYDS BANK LOC (UTILITIES REVENUE LOC)+/-@                  2.26%        07/01/2019     $     4,300,000
      2,732,500   US BANCORP PROJECT FUNDING TRUST SERIES A (MUNICIPAL LOC)+/-++       2.36         01/01/2010           2,732,500

                                                                                                                       123,807,500
                                                                                                                   ---------------
COLORADO - 2.32%
      1,800,000   ARVADA COUNTY CO WATER ENTERPRISES REVENUE FSA INSURED (WATER
                  REVENUE LOC)+/-@                                                     2.05         11/01/2020           1,800,000
      2,015,000   COLORADO DEPARTMENT OF TRANSPORTATION REVENUE PUTTERS SERIES
                  249Z AMBAC INSURED (TRANSPORTATION REVENUE LOC)+/-@                  2.32         06/15/2014           2,015,000
      8,000,000   COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY REVENUE
                  (EDUCATIONAL FACILITIES REVENUE LOC)+/-@                             2.30         02/01/2035           8,000,000
      2,600,000   DENVER CO CITY AND COUNTY EXCISE TAX REVENUE CONVENTION CENTER
                  PROJECT (TAX REVENUE LOC)+/-@                                        2.30         09/01/2025           2,600,000
     15,405,000   FITZSIMONS REDEVELOPMENT AUTHORITY COLORADO REVENUE UNIVERSITY
                  PHYSICIANS INCORPORATED ALLIED IRISH BANK PLC LOC (EDUCATIONAL
                  FACILITIES REVENUE LOC)+/-@                                          2.35         01/01/2025          15,405,000
      5,305,000   JEFFERSON COUNTY CO SCHOOL DISTRICT NO R-001 SERIES 665
                  (PROPERTY TAX REVENUE LOC)+/-@                                       2.32         12/15/2012           5,305,000
      3,260,000   MESA COUNTY CO VY SCHOOL DISTRICT NUMBER 051 GRAND JUNCTION
                  SERIES 684 (PROPERTY TAX REVENUE LOC)+/-@                            2.32         12/01/2012           3,260,000
     22,900,000   UNIVERSITY OF COLORADO HOSPITAL AUTHORITY REVENUE (COLLEGE AND
                  UNIVERSITY REVENUE LOC)+/-@                                          2.30         11/15/2035          22,900,000
      6,806,000   US BANCORP PROJECT FUNDING TRUST SERIES A (DEPOSITORY
                  INSTITUTIONS LOC)+/-++                                               2.36         03/01/2010           6,806,000

                                                                                                                        68,091,000
                                                                                                                   ---------------
CONNECTICUT - 0.14%
      1,985,000   CONNECTICUT STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                  REVENUE (HEALTH FACILITIES FINANCING AUTHORITY REVENUE
                  LOC)+/-@                                                             2.28         07/01/2029           1,985,000
      2,000,000   CONNECTICUT STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                  REVENUE SERIES C (PRIVATE SCHOOL REVENUE LOC)+/-@                    2.28         03/01/2037           2,000,000

                                                                                                                         3,985,000
                                                                                                                   ---------------
DELAWARE - 1.81%
     37,475,000   DELAWARE STATE ECONOMIC DEVELOPMENT AUTHORITY REVENUE HOSPITAL
                  BILLING SERIES A (MUNICIPAL BOND INSURANCE ASSOCIATION INSURED
                  LOC)+/-@                                                             2.28         12/01/2015          37,475,000
     15,600,000   KENT COUNTY STUDENT HOUSING REVENUE+/-@                              2.29         07/01/2036          15,600,000

                                                                                                                        53,075,000
                                                                                                                   ---------------
DISTRICT OF COLUMBIA - 0.18%
      5,245,000   DISTRICT OF COLUMBIA ROCS RR II (PROPERTY TAX REVENUE LOC)+/-@       2.32         06/01/2022           5,245,000
                                                                                                                   ---------------
FLORIDA - 0.95%
      5,000,000   ALACHUA COUNTY FL HEALTH FACILITIES AUTHORITY OAK HAMMOCK
                  UNIVERSITY OF FLORIDA PROJECT SERIES A BNP PARIBAS LOC
                  (HEALTHCARE FACILITIES REVENUE LOC)+/-@                              2.29         10/01/2032           5,000,000
      1,310,000   BOYNTON BEACH COMMUNITY REDEVELOPMENT AGENCY FLORIDA TAX
                  INCREMENT REVENUE SERIES 657 (TAX REVENUE LOC)+/-@                   2.32         10/01/2012           1,310,000
      2,655,000   BREVARD COUNTY FL SCHOOL BOARD CERTIFICATES PARTNER SERIES 638
                  (LEASE REVENUE LOC)+/-@                                              2.32         07/01/2012           2,655,000
      1,420,000   BROWARD COUNTY FL HFA MFHR PROJECT 703 (HOUSING REVENUE
                  LOC)+/-@                                                             2.30         09/01/2026           1,420,000
      1,600,000   COLLIER COUNTY FL HEALTH FACILITIES AUTHORITY HOSPITAL REVENUE
                  CLEVELAND CLINIC HEALTH SERIES C-1 (HEALTHCARE FACILITIES
                  REVENUE LOC)+/-@                                                     2.30         01/01/2035           1,600,000
      9,000,000   EAGLE TAX-EXEMPT TRUST CTF 20010906 CLASS A (FLORIDA STATE BOARD
                  OF EDUCATION LOTTERY REVENUE SERIES B) FGIC INSURED (OTHER
                  REVENUE LOC)+/-@                                                     2.31         07/01/2019           9,000,000
      1,700,000   HILLSBOROUGH COUNTY FL AVIATION AUTHORITY REVENUE DELTA AIR
                  LINES (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-@                       2.32         12/01/2030           1,700,000

WELLS FARGO MONEY MARKET FUNDS        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005
--------------------------------------------------------------------------------

    NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
FLORIDA (CONTINUED)
$       135,000   ORANGE COUNTY FL IDA INDUSTRIAL DEVELOPMENT REVENUE CENTRAL
                  FLORIDA YMCA PROJECT SERIES A BANK OF AMERICA NA LOC (INDUSTRIAL
                  DEVELOPMENT REVENUE LOC)+/-@                                         2.35%        05/01/2027     $       135,000
      1,030,000   ORANGE COUNTY FL SCHOOL BOARD CTFS PARTNER (OTHER REVENUE
                  LOC)+/-@                                                             2.32         08/01/2012           1,030,000
      1,000,000   PALM BEACH COUNTY FL HFA HOUSING REVENUE SERIES C (HOUSING
                  REVENUE LOC)+/-@                                                     2.30         11/01/2007           1,000,000
      2,750,000   PALM BEACH COUNTY FL ZOOLOGICAL SOCIETY INCORPORATED PROJECT
                  NORTHERN TRUST COMPANY LOC (RECREATIONAL FACILITIES REVENUE
                  LOC)+/-@                                                             2.35         05/01/2031           2,750,000
        400,000   SARASOTA COUNTY FL UTILITY SYSTEM REVENUE (WATER REVENUE
                  LOC)+/-@                                                             2.31         10/01/2010             400,000

                                                                                                                        28,000,000
                                                                                                                   ---------------
GEORGIA - 2.57%
      1,000,000   ALBANY DOUGHERTY COUNTY GA HOSPITAL AUTHORITY REVENUE
                  ANTICIPATION CTFS PHOEBE HOSPITAL (HEALTHCARE FACILITIES REVENUE
                  LOC)+/-@                                                             2.30         09/01/2032           1,000,000
      5,300,000   CLAYTON COUNTY GA DEVELOPMENT AUTHORITY INDUSTRIAL DEVELOPMENT
                  REVENUE BLUE CIRCLE AGGREGATES INCORPORATED DANSKE BANK LOC
                  (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-@                             2.35         09/01/2009           5,300,000
      1,195,000   COBB COUNTY GA DEVELOPMENT AUTHORITY UNIVERSITY FACILITIES
                  REVENUE SERIES 580 (EDUCATIONAL FACILITIES REVENUE LOC)+/-@          2.32         07/15/2012           1,195,000
      4,270,000   EAGLE TAX-EXEMPT TRUST CTF 20001003 CLASS A (ATLANTA GA AIRPORT
                  REVENUE SERIES A) FGIC INSURED (AIRPORT REVENUE LOC)+/-@             2.32         01/01/2030           4,270,000
      8,120,000   FULTON COUNTY GS DEVELOPMENT AUTHORITY REVENUE SERIES 960
                  (COLLEGE AND UNIVERSITY REVENUE LOC)+/-@                             2.32         05/01/2036           8,120,000
      5,275,000   FULTON DE KALB GA HOSPITAL AUTHORITY REVENUE ROCS RR II R 2074
                  (HEALTHCARE FACILITIES REVENUE LOC)+/-@                              2.32         01/01/2020           5,275,000
     13,440,000   GEORGIA LOCAL GOVERNMENT CTFS PARTICIPATION SERIES K (GENERAL
                  OBLIGATION - POLITICAL SUBDIVISION LOC)+/-@                          2.38         12/01/2022          13,440,000
      4,500,000   GEORGIA STATE SERIES B (OTHER REVENUE LOC)                           4.50         05/01/2005           4,509,559
     23,000,000   GWINNETT COUNTY GA SCHOOL DISTRICT                                   3.25         12/30/2005          23,184,851
      9,285,000   ROSELL GA HOUSING AUTHORITY MFHR REVENUE (HOUSING REVENUE
                  LOC)+/-@                                                             2.30         01/01/2034           9,285,000

                                                                                                                        75,579,410
                                                                                                                   ---------------
HAWAII - 1.50%
      8,000,000   EAGLE TAX-EXEMPT TRUST CTF 20011101 CLASS A (HAWAII STATE
                  HIGHWAY REVENUE) FSA INSURED (TOLL ROAD REVENUE LOC)+/-@             2.32         07/01/2016           8,000,000
     15,000,000   HONOLULU HI CITY & COUNTY SERIES C (PROPERTY TAX REVENUE
                  LOC)+/-@                                                             2.28         12/01/2006          15,000,000
      6,000,000   HONOLULU HI CITY & COUNTY SERIES C (PROPERTY TAX REVENUE
                  LOC)+/-@                                                             2.28         12/01/2018           6,000,000
     15,000,000   HONOLULU HI CITY & COUNTY SERIES C (PROPERTY TAX REVENUE
                  LOC)+/-@                                                             2.28         12/01/2019          15,000,000

                                                                                                                        44,000,000
                                                                                                                   ---------------
ILLINOIS - 3.93%
      5,000,000   CHICAGO IL BOARD OF EDUCATION CTFS SERIES A (PROPERTY TAX
                  REVENUE LOC)+/-@                                                     2.38         06/01/2021           5,000,000
      6,050,000   CHICAGO IL BOARD OF EDUCATION ROC SERIES II-R139 AMBAC INSURED
                  (PROPERTY TAX REVENUE LOC)+/-@                                       2.32         12/01/2022           6,050,000
      5,425,000   CHICAGO IL PARK DISTRICT ROC RR SERIES II-R4018 AMBAC INSURED
                  (STATE & LOCAL GOVERNMENT LOC)+/-@                                   2.32         01/01/2024           5,425,000
      2,800,000   CHICAGO IL PUBLIC BUILDING COMMISSION EAGLE 20030015 CLASS A
                  FGIC INSURED (LEASE REVENUE LOC)+/-@                                 2.32         12/01/2014           2,800,000
      5,700,000   CHICAGO IL SALES TAX REVENUE SERIES SG 131 FGIC INSURED (SALES
                  TAX REVENUE LOC)+/-@                                                 2.32         01/01/2027           5,700,000
      3,747,000   COOK COUNTY IL CTFS SERIES 458 FGIC INSURED (PROPERTY TAX
                  REVENUE LOC)+/-@                                                     2.32         11/15/2028           3,747,000
      5,125,000   EAGLE TAX-EXEMPT TRUST CTF 20021301 CLASS A (ILLINOIS STATE)
                  FGIC INSURED (OTHER REVENUE LOC)+/-@                                 2.32         02/01/2019           5,125,000

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005        WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

    NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
ILLINOIS (CONTINUED)
$    18,025,000   EAGLE TAX-EXEMPT TRUST CTF 20021303 CLASS A (COOK COUNTY IL
                  SERIES C) AMBAC INSURED (PROPERTY TAX REVENUE LOC)+/-@               2.32%        11/15/2025     $    18,025,000
      4,000,000   EAGLE TAX-EXEMPT TRUST CTF 20021304 CLASS A (ILLINOIS STATE)
                  FGIC INSURED (OTHER REVENUE LOC)+/-@                                 2.32         02/01/2027           4,000,000
      4,810,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY REVENUE CHRISTIAN
                  HERITAGE ACADEMY US BANK NA LOC (PRIVATE SCHOOL REVENUE
                  LOC)+/-@                                                             2.34         12/01/2021           4,810,000
        849,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY REVENUE UHLICH CHILDRENS
                  HOME PROJECT AMERICAN NATIONAL B&T LOC (HEALTHCARE FACILITIES
                  REVENUE LOC)+/-@                                                     2.30         06/01/2015             849,000
        185,000   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUE NEWBERRY
                  LIBRARY NORTHERN TRUST COMPANY LOC (OTHER REVENUE LOC)+/-@           2.30         03/01/2028             185,000
      4,700,000   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUE ST XAVIER
                  UNIVERSITY PROJECT SERIES A LASALLE BANK NA LOC (COLLEGE AND
                  UNIVERSITY REVENUE LOC)+/-@                                          2.30         10/01/2032           4,700,000
     10,700,000   ILLINOIS HEALTH CARE FACILITIES AUTHORITY REVENUE RIVERSIDE
                  HEALTH SYSTEMS (HEALTHCARE FACILITIES REVENUE LOC)+/-@               2.28         11/01/2019          10,700,000
        700,000   ILLINOIS HEALTH FACILITIES AUTHORITY REVENUE (HOSPITAL REVENUE
                  LOC)+/-@                                                             2.30         08/01/2026             700,000
      3,200,000   ILLINOIS HEALTH FACILITIES AUTHORITY REVENUE MEMORIAL MEDICAL
                  CENTER SERIES C KREDIETBANK NV LOC (HEALTHCARE FACILITIES
                  REVENUE LOC)+/-@                                                     2.30         01/01/2016           3,200,000
      2,300,000   ILLINOIS STATE (PROPERTY TAX REVENUE LOC)+/-@                        2.32         11/01/2012           2,300,000
      7,530,000   ILLINOIS STATE CTFS SERIES G (GENERAL OBLIGATION - STATES,
                  TERRITORIES LOC)+/-@                                                 2.36         05/01/2012           7,530,000
      5,425,000   ILLINOIS STATE ROCS RR II (GENERAL OBLIGATION - SCHOOL
                  DISTRICTS LOC)+/-@                                                   2.32         07/01/2017           5,425,000
      4,500,000   ILLINOIS STATE SALES TAX REVENUE MUNICIPAL TRUST RECEIPTS
                  SERIES SG-9 (SALES TAX REVENUE LOC)+/-@                              2.32         06/15/2019           4,500,000
      6,800,000   LOMBARD IL IDA REVENUE 2500 HIGLAND AVENUE PROJECT MID-AMERICA
                  FEDERAL SAVINGS & LOAN LOC (INDUSTRIAL DEVELOPMENT REVENUE
                  LOC)+/-@                                                             2.73         12/01/2006           6,800,000
      4,895,000   SCHAUMBURG IL SERIES C (PROPERTY TAX REVENUE LOC)+/-@                2.35         12/01/2034           4,895,000
      3,120,000   WARREN COUNTY IL INDUSTRIAL PROJECT REVENUE MONMOUTH COLLEGE
                  PROJECT ALLIED IRISH BANK PLC LOC (COLLEGE AND UNIVERSITY
                  REVENUE LOC)+/-@                                                     2.31         12/01/2032           3,120,000

                                                                                                                       115,586,000
                                                                                                                   ---------------
INDIANA - 4.20%
      1,580,000   HAMMOND IN PCR AMOCO OIL COMPANY PROJECT (INDUSTRIAL DEVELOPMENT
                  REVENUE LOC)+/-@                                                     2.30         02/01/2022           1,580,000
     49,000,000   INDIANA BOND BANK REVENUE ADVANCED FUNDING PROGRAM NOTES SERIES
                  A (STATE & LOCAL GOVERNMENTS LOC)                                    3.25         01/26/2006          49,373,962
        300,000   INDIANA HFFA REVENUE CAPITAL ACCESS COMERICA BANK LOC
                  (HEALTHCARE FACILITIES REVENUE LOC)+/-@                              2.30         04/01/2013             300,000
      3,860,000   INDIANA HFFA REVENUE FAYETTE MEMORIAL HOSPITAL ASSOCIATION
                  SERIES B FIFTH THIRD BANK LOC (HEALTHCARE FACILITIES REVENUE
                  LOC)+/-@                                                             2.34         10/01/2022           3,860,000
      4,500,000   INDIANA HOSPITAL EQUIPMENT FINANCING AUTHORITY REVENUE SERIES A
                  MBIA INSURED (HEALTHCARE FACILITIES REVENUE LOC)+/-@                 2.30         12/01/2015           4,500,000
      2,300,000   INDIANA STATE EDUCATIONAL FACILITIES AUTHORITY REVENUE DEPAUW
                  UNIVERSITY PROJECT (COLLEGE AND UNIVERSITY REVENUE LOC)+/-@          2.29         07/01/2018           2,300,000
     16,300,000   INDIANA STATE EDUCATIONAL FACILITIES AUTHORITY REVENUE
                  FACILITIES DEPAUW UNIVERSITY PROJECT (HIGHER EDUCATION
                  FACILITIES AUTHORITY REVENUE LOC)+/-@                                2.29         07/01/2032          16,300,000
      9,985,000   INDIANA STATE OFFICE BUILDING COMMISSION FACILITIES REVENUE
                  MERLOTS SERIES B17 MBIA INSURED (LEASE REVENUE LOC)+/-@              2.35         07/01/2023           9,985,000
      2,000,000   INDIANA TRANSIT FINANCE AUTHORITY HIGHWAY REVENUE SERIES B-21
                  (TOLL ROADREVENUE LOC)+/-@                                           2.35         12/01/2022           2,000,000
      5,290,000   INDIANA UNIVERSITY REVENUES (COLLEGE AND UNIVERSITY REVENUE
                  LOC)+/-@                                                             2.32         08/01/2023           5,290,000

WELLS FARGO MONEY MARKET FUNDS        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005
--------------------------------------------------------------------------------

    NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
INDIANA (CONTINUED)
$       750,000   INDIANAPOLIS IN ECONOMIC DEVELOPMENT REVENUE JEWISH FEDERATION
                  CAMPUS FIFTH THIRD BANK LOC (ECONOMIC DEVELOPMENT REVENUE
                  LOC)+/-@                                                             2.30%        04/01/2005     $       750,000
     27,100,000   MT VERNON IN POLLUTION & SOLID WASTE DISPOSAL REVENUE GENERAL
                  ELECTRIC COMPANY PROJECT (POLLUTION CONTROL REVENUE LOC)+/-@         2.24         12/01/2014          27,100,000

                                                                                                                       123,338,962
                                                                                                                   ---------------
IOWA - 3.97%
      3,000,000   HILLS IA HEALTHCARE REVENUE MERCY HOSPITAL PROJECT US BANK NA
                  LOC (HEALTHCARE FACILITIES REVENUE LOC)+/-@                          2.29         08/01/2032           3,000,000
      6,100,000   IOWA FINANCE AUTHORITY HEALTH CARE FACILITIES REVENUE ST LUKE'S
                  HEALTH SERIES A GENERAL ELECTRIC CAPITAL CORPORATION LOC
                  (HEALTHCARE FACILITIES REVENUE LOC)+/-@                              2.30         03/01/2018           6,100,000
      2,960,000   IOWA FINANCE AUTHORITY MFHR CEDARWOOD HILLS PROJECT SERIES A
                  COLLATERALIZED BY FHLMC (MULTI-FAMILY HOUSING REVENUE LOC)+/-@       2.35         05/01/2031           2,960,000
      3,000,000   IOWA FINANCE AUTHORITY PRIVATE COLLEGE REVENUE DRAKE UNIVERSITY
                  PROJECT FIRSTAR BANK LOC (COLLEGE AND UNIVERSITY REVENUE
                  LOC)+/-@                                                             2.34         07/01/2011           3,000,000
      3,190,000   IOWA HIGHER EDUCATION LOAN AUTHORITY REVENUE PRIVATE COLLEGE
                  FACILITIES GRAND VIEW PROJECT FIRSTAR BANK NA LOC (COLLEGE AND
                  UNIVERSITY REVENUE LOC)+/-@                                          2.34         10/01/2025           3,190,000
     14,495,000   IOWA HIGHER EDUCATION LOAN AUTHORITY REVENUE PRIVATE COLLEGES
                  AMBROSE (COLLEGE AND UNIVERSITY REVENUE LOC)+/-@                     2.29         04/01/2033          14,495,000
     16,135,000   IOWA HIGHER EDUCATIONAL LEARNING AUTHORITY REVENUE PRIVATE
                  COLLEGE FACILITY LORAS COLLEGE PROJECT (EDUCATIONAL FACILITIES
                  REVENUE LOC)+/-@                                                     2.29         11/01/2030          16,135,000
     41,200,000   IOWA SCHOOL CASH ANTICIPATION PROGRAM-SERIES A (GENERAL
                  OBLIGATION - SCHOOL DISTRICTS LOC)                                   3.00         06/30/2005          41,297,969
     24,000,000   IOWA STATE (TAX REVENUE LOC)                                         3.00         06/30/2005          24,068,787
      2,615,000   OSKALOOSA IA PRIVATE SCHOOL FACILITY REVENUE WILLIAM PENN
                  UNIVERSITY PROJECT US BANK NA LOC (PRIVATE SCHOOL REVENUE
                  LOC)+/-@                                                             2.34         07/01/2020           2,615,000

                                                                                                                       116,861,756
                                                                                                                   ---------------
KANSAS - 1.46%
      5,840,000   LENEXA KS MFHR SERIES 1020 (HOUSING REVENUE LOC)+/-@                 2.33         01/01/2006           5,840,000
     26,425,000   OLATHE KANSAS HEALTH FACILITIES REVEUNE SERIES A (HOSPITAL
                  REVENUE LOC)+/-@                                                     2.29         09/01/2032          26,425,000
     10,585,000   WICHITA KS SERIES 213 (PROPERTY TAX REVENUE LOC)                     3.00         08/04/2005          10,621,858

                                                                                                                        42,886,858
                                                                                                                   ---------------
KENTUCKY - 0.99%
      7,470,000   KENTUCKY STATE PROPERTY AND BUILDINGS COMMISSION REVENUE ROCS
                  RR II R 4053+/-@                                                     2.32         11/01/2020           7,470,000
      9,795,000   LOUISVILLE & JEFFERSON COUNTY KY METROPOLITAN SEWER DISTRICT
                  SEWER AND DRAIN SYSTEM SERIES A (SEWER REVENUE LOC)+/-@              2.29         05/15/2023           9,795,000
     11,750,000   SHELBY COUNTY KY LEASE REVENUE SERIES A (INDUSTRIAL DEVELOPMENT
                  REVENUE LOC)+/-@                                                     2.30         09/01/2034          11,750,000

                                                                                                                        29,015,000
                                                                                                                   ---------------
LOUISIANA - 0.65%
      4,995,000   ERNEST N MORIAL-NEW ORLEANS LA EXHIBIT HALL AUTHORITY SPECIAL
                  TAX SERIES A46 (SPECIAL TAX REVENUE LOC)+/-@                         2.35         07/15/2028           4,995,000
      8,500,000   LAKE CHARLES LA HARBOR AND TERMINAL DISTRICT PORT FACILITIES
                  (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-@                             2.30         08/01/2007           8,500,000
      5,620,000   LOUISIANA PUBLIC FACILITIES AUTHORITY REVENUE SERIES II-R-192
                  (HEALTHCARE FACILITIES REVENUE LOC)+/-@                              2.32         05/15/2022           5,620,000

                                                                                                                        19,115,000
                                                                                                                   ---------------
MAINE - 0.14%
      4,235,000   MAINE STATE TURNPIKE AUTHORITY TURNPIKE REVENUE SERIES 547
                  (ECONOMIC DEVELOPMENT REVENUE LOC)+/-@                               2.32         07/01/2012           4,235,000
                                                                                                                   ---------------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005        WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

    NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
MARYLAND - 1.35%
$    24,900,000   MARYLAND STATE HEALTH & HIGHER EDUCATIONAL FACILITIES AUTHORITY
                  REVENUE JOHNS HOPKINS UNIVERSITY SERIES A (COLLEGE AND
                  UNIVERSITY REVENUE LOC)+/-@                                          2.26%        07/01/2036     $    24,900,000
      2,905,000   MONTGOMERY COUNTY MD ECONOMIC DEVELOPMENT REVENUE (HOSPITAL
                  REVENUE LOC)+/-@                                                     2.29         03/01/2032           2,905,000
     12,000,000   MONTGOMERY COUNTY MD HOUSING OPPORTUNITIES COMMUNITY SFMR
                  (HOUSING REVENUE LOC)+/-@                                            2.33         01/01/2010          12,000,000

                                                                                                                        39,805,000
                                                                                                                   ---------------
MASSACHUSETTS - 2.36%
      8,700,000   MASSACHUSETTS BAY TRANSPORTATION AUTHORITY CTFS SERIES SG 156
                  +/-@                                                                 2.36         07/01/2030           8,700,000
      5,745,000   MASSACHUSETTS STATE DEVELOPMENT FINANCING AGENCY SERIES 563
                  (STATE AGENCY HOUSING REVENUE LOC)+/-@                               2.28         01/01/2016           5,745,000
      7,495,000   MASSACHUSETTS STATE GO FSA INSURED (OTHER REVENUE LOC)+/-@           1.70         12/01/2014           7,495,000
      8,350,000   MASSACHUSETTS STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                  REVENUE (HOSPITAL REVENUE LOC)+/-@                                   2.28         07/01/2029           8,350,000
      5,900,000   MASSACHUSETTS STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                  REVENUE CAPITAL ASSET PROGRAM-SERIES E (HEALTHCARE FACILITIES
                  REVENUE LOC)+/-@                                                     2.30         01/01/2035           5,900,000
     28,250,000   MASSACHUSETTS STATE HFA HOUSING REVENUE SERIES F (HOUSING
                  REVENUE LOC)+/-@                                                     2.25         12/01/2037          28,250,000
      4,965,000   MASSACHUSETTS STATE SPECIAL OBLIGATION DEDICATED TAX REVENUE
                  B19 (OTHER REVENUE LOC)+/-@                                          2.34         01/01/2028           4,965,000

                                                                                                                        69,405,000
                                                                                                                   ---------------
MICHIGAN - 4.58%
      1,125,000   BIG RAPIDS MI PUBLIC SCHOOL DISTRICT (PROPERTY TAX REVENUE
                  LOC)@                                                                5.63         05/01/2005           1,140,313
      7,200,000   DETROIT MI CITY SCHOOL DISTRICT EAGLE-20026014 CLASS A FGIC
                  INSURED (PROPERTY TAX REVENUE LOC)+/-@                               2.32         05/01/2032           7,200,000
      2,250,000   DETROIT MI SEWER DISPOSAL REVENUE MERLOTS SERIES B41 FSA
                  INSURED (SEWER REVENUE LOC)+/-@                                      2.35         07/01/2026           2,250,000
      6,495,000   DETROIT MI SEWER DISPOSAL REVENUE SERIES II-R-103 FGIC INSURED
                  (SEWER REVENUE LOC)+/-@                                              2.32         07/01/2026           6,495,000
        900,000   FARMINGTON HILLS MI HOSPITAL FINANCE AUTHORITY HOSPITAL REVENUE
                  BOTSFORD GENERAL HOSPITAL SERIES B MBIA INSURED (HEALTHCARE
                  FACILITIES REVENUE LOC)+/-@                                          2.34         02/15/2016             900,000
      9,765,000   LIVONIA MI PUBLIC SCHOOL DISTRICT (PROPERTY TAX REVENUE
                  LOC)+/-@                                                             2.32         05/01/2023           9,765,000
     50,800,000   MICHIGAN MUNICIPAL AUTHORITY REVENUE (STATE & LOCAL
                  GOVERNMENTS LOC)                                                     3.00         08/19/2005          50,999,539
     32,900,000   MICHIGAN STATE (OTHER REVENUE LOC)                                   3.50         09/30/2005          33,134,339
      4,285,000   MICHIGAN STATE BUILDING AUTHORITY REVENUE (LEASE REVENUE
                  LOC)+/-@                                                             2.32         10/15/2021           4,285,000
      1,700,000   MICHIGAN STATE GRANT ANTICIPATION NOTES SERIES B (OTHER REVENUE
                  LOC)+/-@                                                             2.29         09/15/2008           1,700,000
        500,000   MICHIGAN STATE GRANT ANTICIPATION NOTES SERIES D (TRANSPORTATION
                  REVENUE LOC)+/-@                                                     2.23         09/15/2009             500,000
      8,700,000   MICHIGAN STATE GRANT SERIES A (GENERAL OBLIGATION - POLITICAL
                  SUBDIVISION LOC)+/-@                                                 2.29         09/15/2008           8,700,000
      7,600,000   MICHIGAN STATE HOUSING DEVELOPMENT AUTHORITY LIMITED OBLIGATION
                  REVENUE NONPROFIT HOUSING CORPORATION VI (HOUSING REVENUE
                  LOC)+/-@                                                             2.30         06/01/2025           7,600,000

                                                                                                                       134,669,191
                                                                                                                   ---------------
MINNESOTA - 2.58%
      3,375,000   BURNSVILLE MN MFHR BERKSHIRE PROJECT SERIES A COLLATERALIZED BY
                  FNMA (MULTI-FAMILY HOUSING REVENUE LOC)+/-@                          2.30         07/15/2030           3,375,000
      2,225,000   BURNSVILLE MN MULTI-FAMILY REVENUE (HOUSING REVENUE LOC)+/-@         2.30         01/01/2035           2,225,000
      2,935,000   CASS LAKE MN INDEPENDENT SCHOOL DISTRICT NUMBER 115 SERIES A         3.00         09/19/2005           2,953,200
      2,550,000   CRYSTAL MN MFHR CRYSTAL APARTMENTS PROJECT COLLATERALIZED BY
                  FHLB (MULTI-FAMILY HOUSING REVENUE LOC)+/-@                          2.30         05/01/2027           2,550,000
      1,300,000   DAKOTA COUNTY MN HOUSING & REDEVELOPMENT AUTHORITY MFHR PT 484
                  COLLATERALIZED BY FHLMC (MULTI-FAMILY HOUSING REVENUE LOC)+/-@       2.33         12/01/2022           1,300,000

WELLS FARGO MONEY MARKET FUNDS        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005
--------------------------------------------------------------------------------

    NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
MINNESOTA (CONTINUED)
$     1,310,000   DULUTH MN ECONOMIC DEVELOPMENT AUTHORITY HEALTH CARE FACILITIES
                  MILLER DWAN MEDICAL CENTER (HEALTHCARE FACILITIES REVENUE
                  LOC)+/-@                                                             2.34%        06/01/2019     $     1,310,000
      4,855,000   EAGAN MN MFHR FLOATS PT 1221 (MULTI-FAMILY HOUSING REVENUE
                  LOC)+/-@                                                             2.33         12/01/2029           4,855,000
      1,950,000   EAGLE TAX-EXEMPT TRUST CTF 20012301 CLASS A (MINNESOTA STATE)
                  (PROPERTY TAX REVENUE LOC)+/-@                                       2.32         10/01/2019           1,950,000
     10,080,000   EDINA MN MFHR EDINA PARK PLAZA COLLATERALIZED BY FHLMC
                  (MULTI-FAMILY HOUSING REVENUE LOC)+/-@                               2.30         12/01/2029          10,080,000
        200,000   MANKATO MN FAMILY YMCA PROJECT REVENUE (SPORTS FACILITIES
                  REVENUE LOC)+/-@                                                     2.39         05/01/2006             200,000
      1,850,000   MANKATO MN MFHR HIGHLAND PROJECT US BANK TRUST NA LOC
                  REMARKETED 10/03/00 (STATE & LOCAL GOVERNMENTS LOC)+/-@              2.34         05/01/2027           1,850,000
        250,000   MAPLE GROVE MN MFHR BASSWOOD TRAILS PROJECT (HOUSING REVENUE
                  LOC)+/-@                                                             2.30         03/01/2029             250,000
        240,000   MINNEAPOLIS MN WOMANS CLUB OF MINNEAPOLIS PROJECT REVENUE
                  (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-@                             2.40         05/01/2023             240,000
     17,500,000   MINNESOTA SCHOOL DISTRICT TAX & AID ANTICIPATION BORROWING
                  PROGRAM CERTIFICATES SERIES A (OTHER REVENUE LOC)                    3.00         09/02/2005          17,606,591
      6,000,000   MINNESOTA STATE HIGHER EDUCATION FACILITIES AUTHORITY REVENUE
                  (HIGHER EDUCATION FACILITIES AUTHORITY REVENUE LOC)+/-@              2.29         12/01/2034           6,000,000
        250,000   MINNESOTA STATE HIGHER EDUCATION FACILITIES AUTHORITY REVENUE
                  ST. THOMAS UNIVERSITY SERIES 5L (EDUCATIONAL FACILITIES REVENUE
                  LOC)+/-@                                                             2.31         04/01/2027             250,000
      2,910,000   MINNETONKA MN HOUSING FACILITIES REVENUE (HOUSING REVENUE
                  LOC)+/-@                                                             2.30         05/15/2034           2,910,000
      2,865,000   PLYMOUTH MN MFHR LANCASTER VILLAGE APARTMENTS PROJECT
                  COLLATERALIZED BY FNMA (HOUSING REVENUE LOC)+/-@                     2.30         09/15/2031           2,865,000
        450,000   ROSEVILLE MN PRIVATE SCHOOL FACILITIES REVENUE NORTHWESTERN
                  COLLEGE PROJECT (EDUCATIONAL FACILITIES REVENUE LOC)+/-@             2.34         11/01/2022             450,000
      1,090,000   RUSHFORD PETERSON MN INDEPENDENT SCHOOL DISTRICT NUMBER 239
                  SERIES A                                                             3.00         09/19/2005           1,096,759
      1,675,000   ST. PAUL MN HOUSING & REDEVELOPMENT AUTHORITY DISTRICT HEATING
                  REVENUE SERIES A (WATER REVENUE LOC)+/-@                             2.30         12/01/2012           1,675,000
        950,000   ST. PAUL MN HOUSING & REDEVELOPMENT AUTHORITY REVENUE MINNESOTA
                  PUBLIC RADIO PROJECT ALLIED IRISH BANK PLC LOC (HOUSING REVENUE
                  LOC)+/-@                                                             2.34         05/01/2022             950,000
      1,895,000   ST. PAUL MN PORT AUTHORITY DISTRICT COOLING REVENUE SERIES M
                  DEXIA BANK LOC (TRANSPORTATION REVENUE LOC)+/-@                      2.34         03/01/2021           1,895,000
      1,075,000   ST. PAUL MN PORT AUTHORITY DISTRICT COOLING REVENUE SERIES O
                  DEXIA CREDIT LOCAL DE FRANCE LOC (TRANSPORTATION REVENUE
                  LOC)+/-@                                                             2.34         03/01/2012           1,075,000
        850,000   ST. PAUL MN PORT AUTHORITY DISTRICT COOLING REVENUE SERIES Q
                  DEXIA CREDIT LOCAL DE FRANCE LOC (TRANSPORTATION REVENUE
                  LOC)+/-@                                                             2.30         03/01/2022             850,000
        900,000   ST. PAUL MN PORT AUTHORITY MULTI-FAMILY REVENUE (HOUSING REVENUE
                  LOC)+/-@                                                             2.30         02/01/2034             900,000
      1,910,000   ST. PAUL MN PORT AUTHORITY TAX INCREMENT REVENUE WESTGATE OFFICE
                  & INDUSTRIAL CENTER PROJECT US BANK TRUST NA LOC (TRANSPORTATION
                  REVENUE LOC)+/-@                                                     2.35         02/01/2015           1,910,000
      2,300,000   UNIVERSITY OF MINNESOTA GO UNIVERSITY REVENUE (EDUCATIONAL
                  FACILITIES REVENUE LOC)+/-@                                          2.32         07/01/2021           2,300,000

                                                                                                                        75,871,550
                                                                                                                   ---------------
MISSISSIPPI - 0.89%
      9,800,000   JACKSON COUNTY MS PCR CHEVRON USA INCOME PROJECT (INDUSTRIAL
                  DEVELOPMENT REVENUE LOC)+/-@                                         2.28         06/01/2023           9,800,000
     15,600,000   JACKSON COUNTY MS PORT FACILITY REVENUE CHEVRON USA INCORPORATED
                  PROJECT (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-@                     2.30         06/01/2023          15,600,000
        910,000   MISSISSIPPI HOME CORPORATION SFMR SERIES 146 GNMA FNMA INSURED
                  (SINGLE FAMILY MORTGAGE REVENUE LOC)+/-@                             2.37         11/01/2029             910,000

                                                                                                                        26,310,000
                                                                                                                   ---------------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005        WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

    NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
MISSOURI - 0.52%
$    11,300,000   KANSAS CITY MO IDA REVENUE EWING MARION KAUFFMAN SERIES A
                  (COLLEGE AND UNIVERSITY REVENUE LOC)+/-@                             2.29%        04/01/2027     $    11,300,000
        145,000   MISSOURI HEALTH AND EDUCATION FACILITY AUTHORITY EDUCATION
                  FACILITIES REVENUE ST LOUIS UNIVERSITY PROJECT SERIES A
                  (EDUCATIONAL FACILITIES REVENUE LOC)+/-@                             2.34         10/01/2009             145,000
      3,800,000   MISSOURI HEALTH AND EDUCATION FACILITY AUTHORITY REVENUE
                  CHRISTIAN BROTHERS COLLEGE SERIES A (HEALTHCARE FACILITIES
                  REVENUE LOC)+/-@                                                     2.34         10/01/2032           3,800,000

                                                                                                                        15,245,000
                                                                                                                   ---------------
MONTANA - 0.36%
     10,705,000   MONTANA STATE HEALTH FACILITIES AUTHORITY FACILITIES REVENUE
                  (HOSPITAL REVENUE LOC)+/-@                                           2.36         02/15/2020          10,705,000
                                                                                                                   ---------------
NEBRASKA - 1.12%
     19,700,000   AMERICAN PUBLIC ENERGY AGENCY NEBRASKA GAS SUPPLY REVENUE
                  NATIONAL PUBLIC GAS AGENCY PROJECT SERIES A (OTHER REVENUE
                  LOC)+/-@                                                             2.33         02/01/2014          19,700,000
      5,845,000   LANCASTER COUNTY NE HOSPITAL AUTHORITY NUMBER 1 HOSPITAL REVENUE
                  BRYAN LEIGH MEDICAL CENTER PROJECT AMBAC INSURED (HOSPITAL
                  REVENUE LOC)+/-@                                                     2.29         06/01/2018           5,845,000
      7,400,000   NEBRASKA EDUCATIONAL FINANCE AUTHORITY REVENUE CREIGHTON
                  UNIVERSITY PROJECT (COLLEGE AND UNIVERSITY REVENUE LOC)+/-@          2.29         03/01/2033           7,400,000

                                                                                                                        32,945,000
                                                                                                                   ---------------
NEVADA - 1.39%
     16,000,000   CLARK COUNTY NV AIRPORT IMPROVEMENT REVENUE SERIES A (AIRPORT
                  REVENUE LOC)+/-@                                                     2.28         07/01/2012          16,000,000
      5,955,000   CLARK COUNTY NV ROC RR SERIES II-R1035 MBIA INSURED (PROPERTY
                  TAX REVENUE LOC)+/-@                                                 2.32         06/01/2021           5,955,000
      5,485,000   CLARK COUNTY NV SCHOOL DISTRICT (PROPERTY TAX REVENUE LOC)+/-@       2.32         06/15/2017           5,485,000
      4,600,000   LAS VEGAS VALLEY NV WATER DISTRICT (WATER REVENUE LOC)               5.00         06/01/2005           4,623,468
      4,730,000   WASHOE COUNTY NV SCHOOL DISTRICT (PROPERTY TAX REVENUE
                  LOC)+/-@                                                             2.32         06/01/2018           4,730,000
      4,100,000   WASHOE COUNTY NV SCHOOL DISTRICT (PROPERTY TAX REVENUE
                  LOC)+/-@                                                             2.32         06/01/2020           4,100,000

                                                                                                                        40,893,468
                                                                                                                   ---------------
NEW HAMPSHIRE - 0.20%
      5,900,000   NEW HAMPSHIRE STATE HFA MFHR EQR BOARD PARTNERSHIP PROJECT
                  (HOUSING REVENUE LOC)+/-@                                            2.25         09/15/2026           5,900,000
                                                                                                                   ---------------
NEW JERSEY - 1.26%
     37,000,000   NEW JERSEY STATE TAX ANTICIPATION NOTES SERIES A (GENERAL
                  OBLIGATION - STATES, TERRITORIES LOC)                                3.00         06/24/2005          37,105,503
                                                                                                                   ---------------
NEW MEXICO - 1.10%
      2,000,000   BLOOMFIELD NM HEALTHCARE FACILITIES REVENUE SERIES A LASALLE
                  NATIONAL BANK LOC (HEALTHCARE FACILITIES REVENUE LOC)+/-@            2.35         11/15/2010           2,000,000
      2,210,000   ESPANOLA NM HEALTH CARE REVENUE SERIES A LASALLE NATIONAL BANK
                  LOC (HEALTHCARE FACILITIES REVENUE LOC)+/-@                          2.35         11/15/2010           2,210,000
     19,135,000   HURLEY NM PCR UPDATES-KENNECOTT SANTA FE (INDUSTRIAL DEVELOPMENT
                  REVENUE LOC)+/-@                                                     2.30         12/01/2015          19,135,000
      3,610,000   NEW MEXICO FINANCE AUTHORITY REVENUE PUBLIC PROJECT REVOLVING
                  FUND SERIES C (OTHER REVENUE LOC)                                    2.50         06/01/2005           3,615,548
      3,730,000   NEW MEXICO FINANCING AUTHORITY STATE TRANSACTION REVENUE SERIES
                  435 (SALES TAX REVENUE LOC)+/-@                                      2.32         12/15/2011           3,730,000
      1,585,000   SILVER CITY NM SERIES A LASALLE NATIONAL BANK LOC (HEALTHCARE
                  FACILITIES REVENUE LOC)+/-@                                          2.35         11/15/2010           1,585,000

                                                                                                                        32,275,548
                                                                                                                   ---------------

WELLS FARGO MONEY MARKET FUNDS        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005
--------------------------------------------------------------------------------

    NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
NEW YORK - 7.37%
$     2,000,000   METROPOLITAN TRANSPORTATION AUTHORITY NY REVENUE (TRANSPORTATION
                  REVENUE LOC)+/-@                                                     2.31%        05/15/2010     $     2,000,000
     25,900,000   NEW YORK CITY NY HOUSING DEVELOPMENT CORPORATION MULTI-FAMILY
                  RENT HOUSING REVENUE SERIES A (HOUSING REVENUE LOC)+/-@              2.23         11/15/2019          25,900,000
     25,715,000   NEW YORK CITY NY TRANSITIONAL FINANCE AUTHORITY REVENUE FUTURE
                  TAX SECOND SUBSERIES B-3 (SALES TAX REVENUE LOC)+/-@                 2.27         11/01/2028          25,715,000
     23,865,000   NEW YORK CITY NY TRANSITIONAL FINANCE AUTHORITY SERIES 3
                  SUBSERIES 3H (OTHER REVENUE LOC)+/-@                                 2.28         11/01/2022          23,865,000
     30,000,000   NEW YORK CITY NY TRANSITIONAL FINANCING AUTHORITY NYC RECOVERY
                  REVENUE SERIES 3+/-@                                                 2.28         11/01/2022          30,000,000
      4,065,000   NEW YORK NY SUBSERIES A-9 (SALES TAX REVENUE LOC)+/-@                2.27         08/01/2018           4,065,000
     47,500,000   NEW YORK STATE DORMITORY AUTHORITY REVENUES MENTAL HEALTH
                  SERVICES SUBSERIES D-2B (HEALTHCARE FACILITIES REVENUE
                  LOC)+/-@                                                             2.25         02/15/2031          47,500,000
      8,500,000   NEW YORK STATE HFA REVENUE (HOUSING REVENUE LOC)+/-@                 2.28         05/15/2034           8,500,000
      9,450,000   NEW YORK STATE HFA REVENUE SERIES A (HOUSING REVENUE LOC)+/-@        2.27         11/15/2037           9,450,000
     27,800,000   NEW YORK STATE TOLLWAY AUTHORITY GENERAL REVENUE (TRANSPORTATION
                  REVENUE LOC)                                                         5.00         04/29/2005          28,123,592
     11,565,000   TRIBOROUGH BRIDGE & TUNNEL AUTHORITY NY SPECIAL OBLIGATION
                  SERIES D (OTHER REVENUE LOC)+/-@                                     2.27         01/01/2031          11,565,000

                                                                                                                       216,683,592
                                                                                                                   ---------------
NORTH CAROLINA - 3.69%
        800,000   ALBERMARLE NC HOSPITAL AUTHORITY HEALTH CARE FACILITIES REVENUE
                  (HEALTHCARE FACILITIES REVENUE LOC)+/-@                              2.29         10/01/2015             800,000
      3,300,000   FAYETTEVILLE NC PUBLIC WORKS COMMISSION REVENUE (UTILITIES
                  REVENUE LOC)+/-@                                                     2.29         03/01/2020           3,300,000
      1,935,000   FAYETTEVILLE NC PUBLIC WORKS COMMISSION REVENUE SERIES B
                  (UTILITIES REVENUE LOC)+/-@                                          2.29         03/01/2009           1,935,000
     19,800,000   FAYETTEVILLE NC PUBLIC WORKS COMMUNITY REVENUE (OTHER REVENUE
                  LOC)+/-@                                                             2.29         03/01/2024          19,800,000
      2,195,000   HIGH POINT NC COMBINED ENTERPRISE SYSTEM REVENUE (SEWER REVENUE
                  LOC)+/-@                                                             2.32         11/01/2031           2,195,000
      8,005,000   MECKLENBURG COUNTY NC LEASE REVENUE (OTHER REVENUE LOC)+/-@          2.30         02/01/2016           8,005,000
     69,900,000   MECKLENBURG COUNTY NC SERIES B (GENERAL OBLIGATION - STATES,
                  TERRITORIES LOC)+/-@                                                 2.27         02/01/2026          69,900,000
      2,675,000   NORTH CAROLINA MEDICAL CARE COMMON HEALTH CARE FACILITIES
                  REVENUE (HEALTHCARE FACILITIES REVENUE LOC)+/-@                      2.29         08/01/2024           2,675,000

                                                                                                                       108,610,000
                                                                                                                   ---------------
NORTH DAKOTA - 0.10%
      2,900,000   WARD COUNTY ND HEALTH CARE FACILITIES REVENUE TRINITY OBLIGATION
                  GROUP SERIES A US BANK NA LOC (HOSPITAL REVENUE LOC)+/-@             2.34         07/01/2029           2,900,000
                                                                                                                   ---------------
OHIO - 1.56%
      1,800,000   AKRON OH INCOME TAX REVENUE (TAX REVENUE LOC)+/-@                    2.31         12/01/2020           1,800,000
     14,790,000   FRANKLIN COUNTY OH HOSPITAL REVENUE SERIES B (HOSPITAL REVENUE
                  LOC)+/-@                                                             2.29         12/01/2020          14,790,000
      4,950,000   FRANKLIN COUNTY OH HOSPITAL REVENUE SERIES II-R-55 SALOMON SMITH
                  BARNEY LOC (HOSPITAL REVENUE LOC)+/-@                                2.31         06/01/2017           4,950,000
      5,100,000   FRANKLIN COUNTY OH REVENUE (STATE & LOCAL GOVERNMENTS LOC)+/-@       2.28         12/01/2038           5,100,000
      6,295,000   OHIO STATE GO SERIES RR II-R 206 FGIC INSURED (PROPERTY TAX
                  REVENUE LOC)+/-@                                                     2.29         03/15/2015           6,295,000
      1,940,000   OHIO STATE HIGHER EDUCATION FACILITIES REVENUE SERIES A (LEASE
                  REVENUE LOC)+/-@                                                     2.30         09/01/2027           1,940,000
      1,600,000   RICHLAND COUNTY OH HEALTH CARE FACILITIES REVENUE SERIES A
                  (HEALTHCARE FACILITIES REVENUE LOC)+/-@                              2.27         11/01/2027           1,600,000
      6,000,000   UNIVERSITY OF TOLEDO OH GENERAL RECEIPTS BONDS (COLLEGE AND
                  UNIVERSITY REVENUE LOC)+/-@                                          2.29         06/01/2032           6,000,000
        540,000   WARREN COUNTY OH HEALTH CARE FACILITIES REVENUE OTTERBEIN SERIES
                  A (HEALTHCARE FACILITIES REVENUE LOC)+/-@                            2.29         07/01/2021             540,000
      2,810,000   WARREN COUNTY OH INDUSTRIAL DEVELOPMENT REVENUE CINCINNATI
                  ELECTRICITY CORPORATION PROJECT SCOTIABANK LOC (INDUSTRIAL
                  DEVELOPMENT REVENUE LOC)+/-@                                         2.48         09/01/2015           2,810,000

                                                                                                                        45,825,000
                                                                                                                   ---------------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005        WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

    NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
OKLAHOMA - 0.50%
$     7,300,000   MUSKOGEE OK MEDICAL CENTER AUTHORITY REVENUE BANK OF AMERICA NA
                  LOC (HEALTH FACILITIES FINANCING AUTHORITY REVENUE LOC)+/-@          2.35%        10/01/2032     $     7,300,000
      1,400,000   OKLAHOMA DEVELOPMENT FINANCE AUTHORITY HEALTH CARE REVENUE
                  CONTINUING CARE COMMUNITY PROJECT SERIES C KBC BANK NV LOC
                  (NURSING HOME REVENUE LOC)+/-@                                       2.34         02/01/2012           1,400,000
      6,100,000   OKLAHOMA STATE IDA TEALRIDGE MANOR CORPORATION PROJECT BANK OF
                  AMERICA NA LOC (HEALTHCARE FACILITIES REVENUE LOC)+/-@               2.35         11/01/2018           6,100,000

                                                                                                                        14,800,000
                                                                                                                   ---------------
OREGON - 0.87%
     19,000,000   OREGON STATE TAX ANTICIPATION NOTES SERIES A (OTHER REVENUE LOC)     3.00         06/30/2005          19,057,214
      1,600,000   PORTLAND OR SEWER REVENUE (SEWER REVENUE LOC)+/-@                    2.32         10/01/2012           1,600,000
      4,995,000   TRI COUNTY METRO TRANSPORTATION DISTRICT OR SERIES 142
                  (TRANSPORTATION REVENUE LOC)+/-@                                     2.32         08/01/2019           4,995,000

                                                                                                                        25,652,214
                                                                                                                   ---------------
OTHER - 1.87%
      4,322,210   ABN AMRO LEASETOPS CTFS TR 2000-2 ABN AMRO BANK NV LOC (OTHER
                  REVENUE LOC)+/-@                                                     2.58         04/01/2005           4,322,210
     10,000,000   ABN AMRO MUNITOPS CTFS TR 1999-1 MUNITOPS CERTIFICATES FGIC
                  INSURED (OTHER REVENUE LOC)+/-@++                                    2.32         12/06/2006          10,000,000
     15,420,000   ABN AMRO MUNITOPS CTFS TR 2001-23 MBIA INSURED (PROPERTY TAX
                  REVENUE LOC)+/-@                                                     2.33         12/01/2009          15,420,000
         29,161   PITNEY BOWES CREDIT CORPORATION LEASETOPS TR REVENUE SERIES
                  2002-1 (LEASE REVENUE LOC)+/-@                                       2.48         07/19/2006              29,161
     25,345,000   SUNAMERICA TRUST (GENERAL OBLIGATION - SCHOOL DISTRICTS
                  LOC)+/-@                                                             2.48         07/01/2041          25,345,000

                                                                                                                        55,116,371
                                                                                                                   ---------------
PENNSYLVANIA - 3.39%
     13,000,000   BEAVER COUNTY PA IDA PCR TOLEDO EDISON COMPANY PROJECT
                  (POLLUTION CONTROL REVENUE LOC)+/-@                                  2.25         06/01/2030          13,000,000
     19,600,000   MONTGOMERY COUNTY PA IDA PCR (POLLUTION CONTROL REVENUE
                  LOC)+/-@                                                             2.30         10/01/2030          19,600,000
      2,800,000   PENNSYLVANIA STATE HIGHER EDUCATIONAL FACILITIES AUTHORITY
                  REVENUE SERIES B (COLLEGE AND UNIVERSITY REVENUE LOC)+/-@            2.22         06/01/2035           2,800,000
      4,145,000   PENNSYLVANIA STATE TURNPIKE COMMISSION OIL FRANCHISE TAX REVENUE
                  SERIES II R 1005 (SALES TAX REVENUE LOC)+/-@                         2.31         12/01/2015           4,145,000
     25,100,000   PHILADELPHIA PA AUTHORITY FOR INDUSTRIAL DEVELOPMENT REVENUES
                  GIRARD ESTATE ARAMARK PJ (INDUSTRIAL DEVELOPMENT REVENUE
                  LOC)+/-@                                                             2.30         06/01/2032          25,100,000
     26,900,000   PHILADELPHIA PA WATER & WASTEWATER REVENUE (WATER REVENUE
                  LOC)+/-@                                                             2.29         06/15/2023          26,900,000
      2,250,000   PHILADELPHIA PA WATER & WASTEWATER REVENUE SERIES B (WATER &
                  WASTEWATER AUTHORITY REVENUE LOC)+/-@                                2.28         08/01/2027           2,250,000
      5,900,000   WASHINGTON COUNTY PA AUTHORITY REVENUE (INDUSTRIAL DEVELOPMENT
                  REVENUE LOC)+/-@                                                     2.30         06/01/2027           5,900,000

                                                                                                                        99,695,000
                                                                                                                   ---------------
RHODE ISLAND - 0.03%
      1,000,000   RHODE ISLAND REFUNDING BOARD AUTHORITY STATE PUBLIC PROJECTS
                  REVENUE (LEASE REVENUE LOC)+/-@                                      2.32         08/01/2005           1,000,000
                                                                                                                   ---------------
SOUTH CAROLINA - 1.31%
      5,900,000   CHARLESTON SC WATERWORKS AND SEWER REVENUE BONDS SERIES
                  2003A+/-@                                                            2.32         01/01/2033           5,900,000
      5,600,000   PIEDMONT MUNICIPAL POWER AGENCY SC ELECTRIC REVENUE SUBSERIES
                  B-3 (POWER REVENUE LOC)+/-@                                          2.30         01/01/2034           5,600,000
     11,900,000   PIEDMONT MUNICIPAL POWER AGENCY SC ELECTRIC REVENUE SUBSERIES
                  B-6 (POWER REVENUE LOC)+/-@                                          2.30         01/01/2031          11,900,000

WELLS FARGO MONEY MARKET FUNDS        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005
--------------------------------------------------------------------------------

    NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
SOUTH CAROLINA (CONTINUED)
$     4,290,000   SOUTH CAROLINA EDUCATIONAL FACILITIES AUTHORITY FOR PRIVATE
                  NONPROFIT INSTITUTIONS (COLLEGE AND UNIVERSITY REVENUE
                  LOC)+/-@                                                             2.35%        02/01/2022     $     4,290,000
      5,320,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY REVENUE
                  (ECONOMIC DEVELOPMENT REVENUE LOC)+/-@                               2.29         12/01/2024           5,320,000
      5,650,000   SOUTH CAROLINA STATE PUBLIC SERVICE AUTHORITY REVENUE
                  (ELECTRIC REVENUE LOC)+/-@                                           2.32         01/01/2023           5,650,000

                                                                                                                        38,660,000
                                                                                                                   ---------------
SOUTH DAKOTA - 0.28%
      8,200,000   SOUTH DAKOTA STATE HEALTH & EDUCATIONAL FACILITIES REVENUE RAPID
                  CITY REGIONAL HOSPITAL (HEALTHCARE FACILITIES REVENUE LOC)+/-@       2.29         09/01/2027           8,200,000
                                                                                                                   ---------------
TENNESSEE - 3.44%
      4,930,000   CHATTANOOGA TN ROC RR SERIES II-R1026 MBIA INSURED (PROPERTY TAX
                  REVENUE LOC)+/-@                                                     2.32         10/01/2022           4,930,000
      9,175,000   CLARKSVILLE TN PUBLIC BUILDING AUTHORITY REVENUE (OTHER REVENUE
                  LOC)+/-@                                                             2.30         11/01/2027           9,175,000
      6,480,000   CLARKSVILLE TN PUBLIC BUILDING AUTHORITY REVENUE POOLED
                  FINANCING TENNESSEE MUNICIPAL BOND FUNDING BANK OF AMERICA NA
                  LOC (OTHER REVENUE LOC)+/-@                                          2.30         07/01/2031           6,480,000
     12,235,000   CLARKSVILLE TN PUBLIC BUILDING AUTHORITY REVENUE POOLED
                  FINANCING TENNESSEE MUNICIPAL BOND FUNDING BANK OF AMERICA NA
                  LOC (OTHER REVENUE LOC)+/-@                                          2.30         01/01/2033          12,235,000
     19,985,000   METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN
                  INDUSTRIAL DEVELOPMENT STEWARTS FERRY APARTMENTS+/-@                 2.30         01/01/2034          19,985,000
      1,990,000   METROPOLITAN GOVERNMENT NASHVILLE DAVIDSON COUNTY TN DISTRICT
                  ENERGY (OTHER REVENUE LOC)+/-@                                       2.32         10/01/2022           1,990,000
     13,240,000   MONTGOMERY COUNTY TN PUBLIC BUILDING AUTHORITY POOLED FINANCING
                  REVENUE TENNESSEE COUNTY LOAN POOL (OTHER REVENUE LOC)+/-@           2.30         04/01/2032          13,240,000
     24,775,000   MONTGOMERY COUNTY TN PUBLIC BUILDING AUTHORITY POOLED FINANCING
                  REVENUE TENNESSEE COUNTY LOAN POOL (OTHER REVENUE LOC)+/-@           2.30         07/01/2034          24,775,000
      4,122,500   PORTLAND TN HEALTH & EDUCATION FACILITIES BOARD HOSPITAL REVENUE
                  SERIES 322 (HOSPITAL REVENUE LOC)+/-@                                2.38         11/15/2014           4,122,500
      4,230,000   RUTHERFORD COUNTY TN (EDUCATIONAL FACILITIES REVENUE LOC)+/-@        2.32         10/01/2012           4,230,000

                                                                                                                       101,162,500
                                                                                                                   ---------------
TEXAS - 6.97%
      7,902,000   AUSTIN TX UTILITY SYSTEMS REVENUE SERIES G RECEIPTS (UTILITIES
                  REVENUE LOC)+/-@                                                     2.36         11/15/2011           7,902,000
      6,100,000   BEXAR COUNTY TX HOUSING FINANCING CORPORATION MFHR (HOUSING
                  REVENUE LOC)+/-@                                                     2.30         12/15/2034           6,100,000
      5,925,000   DALLAS TX (PROPERTY TAX REVENUE LOC)+/-@                             2.32         02/15/2011           5,925,000
      6,000,000   EAGLE TAX-EXEMPT TRUST CTF 20014210 CLASS A (DALLAS TX AREA
                  RAPID) AMBAC INSURED (SALES TAX REVENUE LOC)+/-@                     2.32         12/01/2026           6,000,000
      4,310,000   EAGLE TAX-EXEMPT TRUST CTF 20014302 CLASS A (AUSTIN TX ELECTRIC
                  UTILITY SYSTEMS REVENUE) FSA INSURED (POWER REVENUE LOC)+/-@         2.32         11/15/2012           4,310,000
      2,100,000   HARRIS COUNTY TX (POWER REVENUE LOC)+/-@                             2.32         10/01/2012           2,100,000
     29,300,000   HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT AUTHORITY
                  METHODIST HOSPITAL (HEALTHCARE FACILITIES REVENUE LOC)+/-@           2.30         12/01/2032          29,300,000
      8,982,500   HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
                  REVENUE FLOATER CTFS SERIES 357 MBIA INSURED (HEALTHCARE
                  FACILITIES REVENUE LOC)+/-@                                          2.32         07/01/2029           8,982,500
     26,800,000   HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
                  REVENUE SERIES B (HEALTHCARE FACILITIES REVENUE LOC)+/-@             2.07         12/01/2032          26,800,000
      1,900,000   HARRIS COUNTY TX HOUSTON SPORTS AUTHORITY SPECIAL REVENUE JR
                  LIEN RODEO SERIES C MBIA INSURED (SPORTS FACILITIES REVENUE
                  LOC)+/-@                                                             2.30         11/15/2030           1,900,000
     13,200,000   HARRIS COUNTY TX INDUSTRIAL DEVELOMENT CORPORATION REVENUE
                  BAYTANK HOUSTON INCORPORATED (INDUSTRIAL DEVELOPMENT REVENUE
                  LOC)+/-@                                                             2.30         02/01/2020          13,200,000
      3,375,000   HOUSTON TX GO (TAX REVENUE LOC)+/-@                                  2.32         03/01/2010           3,375,000

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005        WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

    NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
TEXAS (CONTINUED)
$    12,600,000   HOUSTON TX HIGHER EDUCATION FINANCE FACILITIES REVENUE FLOATER
                  RECEIPTS SERIES SG 139 SOCIETE GENERALE LOC (HIGHER EDUCATION
                  FACILITIES AUTHORITY REVENUE LOC)+/-@                                2.32%        11/15/2029     $    12,600,000
      4,245,000   HOUSTON TX INDEPENDENT SCHOOL DISTRICT CTFS SERIES 462 PSFG
                  INSURED (PROPERTY TAX REVENUE LOC)+/-@                               2.32         02/15/2026           4,245,000
      6,700,000   HOUSTON TX UTILITY SYSTEMS REVENUE SERIES C-13 (WATER & SEWER
                  REVENUE LOC)+/-@                                                     2.35         05/15/2025           6,700,000
      9,200,000   HOUSTON TX UTILITY SYSTEMS REVENUE SERIES C-37 (WATER & SEWER
                  REVENUE LOC)+/-@                                                     2.35         05/15/2027           9,200,000
      5,470,000   HOUSTON TX WATER & SEWER SYSTEMS REVENUE CTFS SERIES 495 FGIC
                  INSURED (WATER & SEWER REVENUE LOC)+/-@                              2.32         12/01/2030           5,470,000
      3,770,000   HOUSTON TX WATER & SEWER SYSTEMS REVENUE MUNICIPAL TRUST
                  RECEIPTS SERIES SG 120 (WATER & SEWER REVENUE LOC)+/-@               2.32         12/01/2023           3,770,000
      2,265,000   IRVING TX WATERWORKS AND SEWER REVENUE SERIES 403 (WATER &
                  WASTEWATER AUTHORITY REVENUE LOC)+/-@                                2.32         02/15/2012           2,265,000
      3,300,000   LOWER COLORADO RIVER AUTHORITY TX PUTTER SERIES 623 (OTHER
                  REVENUE LOC)+/-@                                                     2.32         11/15/2009           3,300,000
      3,915,000   LOWER COLORADO RIVER AUTHORITY TX REVENUE (OTHER REVENUE
                  LOC)+/-@                                                             2.32         05/15/2023           3,915,000
      1,890,000   LOWER COLORADO RIVER AUTHORITY TX ROCS RR II R 4530+/-@              2.32         05/15/2022           1,890,000
      1,795,000   POLLY RYON HOSPITAL AUTHORITY TX POLLY RYON MEMORIAL HOSPITAL
                  JP MORGAN CHASE & COMPANY LOC (HOSPITAL REVENUE LOC)+/-@             2.30         11/01/2026           1,795,000
      1,500,000   SAN ANTONIO TX WATER REVENUE (WATER REVENUE LOC)+/-@                 2.27         05/15/2033           1,500,000
      2,800,000   SPLENDORA TX HIGHER EDUCATIONAL FACILITIES CORPORATE REVENUE
                  PROJECT FELLOWSHIP CHRISTIAN PROJECT (OTHER REVENUE LOC)+/-@         2.35         01/01/2017           2,800,000
      3,950,000   TEXAS A & M UNIVERSITY PERM UNIVERSITY FD (EDUCATIONAL
                  FACILITIES REVENUE LOC)+/-@                                          2.32         07/01/2012           3,950,000
     15,195,000   TRAVIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
                  HEALTH REVENUE SERIES 4 AMBAC INSURED (HEALTHCARE FACILITIES
                  REVENUE LOC)+/-@                                                     2.37         11/15/2024          15,195,000
      2,595,000   UNIVERSITY OF TEXAS PERMANENT UNIVERSITY FUND SERIES 411
                  (EDUCATIONAL FACILITIES REVENUE LOC)+/-@                             2.32         01/01/2012           2,595,000
      7,700,000   UNIVERSITY OF TEXAS UNIVERSITY REVENUES SERIES A (COLLEGE AND
                  UNIVERSITY REVENUE LOC)+/-@                                          2.30         08/15/2013           7,700,000

                                                                                                                       204,784,500
                                                                                                                   ---------------
UTAH - 0.24%
      6,925,000   SALT LAKE COUNTY UT POLLUTION CONTROL REVENUE SERVICE STATION
                  HOLDINGS PROJECT+/-@                                                 2.30         02/01/2008           6,925,000
                                                                                                                   ---------------
VIRGINIA - 1.23%
      8,115,000   CAPITAL REGION AIRPORT COMMON VA PASSENGER FACILITY CHARGE
                  REVENUE SERIES B (AIRPORT REVENUE LOC)+/-@                           2.29         06/01/2035           8,115,000
      1,170,000   FAIRFAX COUNTY VA SERIES 1036 (PROPERTY TAX REVENUE LOC)+/-@         2.32         04/01/2013           1,170,000
      2,195,000   HAMPTON ROADS VA REGIONAL JAIL AUTHORITY REGIONAL JAIL
                  FACILITIES REVENUE SERIES 569 (JAIL FACILITIES REVENUE
                  LOC)+/-@                                                             2.32         07/01/2012           2,195,000
     12,485,000   LOUDOUN COUNTY VA IDA (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-@       2.28         02/15/2038          12,485,000
     12,190,000   LOUDOUN COUNTY VA IDA HOWARD HUGHES MEDICAL INSTITUTE SERIES A
                  (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-@                             2.29         02/15/2038          12,190,000

                                                                                                                        36,155,000
                                                                                                                   ---------------
WASHINGTON - 3.60%
      5,211,500   ENERGY NORTHWEST WA ELECTRIC REVENUE CTFS SERIES C FSA INSURED
                  (ELECTRIC REVENUE LOC)+/-@                                           2.36         01/01/2010           5,211,500
      5,755,000   ENERGY NORTHWEST WA WIND PROJECT REVENUE SERIES 686 (POWER
                  REVENUE LOC)+/-@                                                     2.32         07/01/2012           5,755,000
      4,800,000   GOAT HILL PROPERTIES WA LEASE REVENUE SERIES 705 (LEASE REVENUE
                  LOC)+/-@                                                             2.32         12/01/2012           4,800,000
     17,350,000   ISSAQUAH WA COMMUNITY PROPERTIES WATER REVENUE SERIES A BANK OF
                  AMERICA NA LOC (WATER REVENUE LOC)+/-@                               2.30         02/15/2021          17,350,000

WELLS FARGO MONEY MARKET FUNDS        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005
--------------------------------------------------------------------------------

    NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
WASHINGTON (CONTINUED)
$     3,870,000   KING COUNTY WA SCHOOL DISTRICT NO 216 ENUMCLAW ROC RR II R 5026
                  (PROPERTY TAX REVENUE LOC)+/-@                                       2.32%        12/01/2015     $     3,870,000
      2,465,000   KING COUNTY WA SCHOOL DISTRICT NUMBER 403 RENTON (PROPERTY TAX
                  REVENUE LOC)                                                         4.50         06/01/2005           2,477,038
      5,265,000   KITSAP COUNTY WA SCHOOL DISTRICT NO 400 NORTH KITSAP SERIES
                  II-R-1009 FSA INSURED (PROPERTY TAX REVENUE LOC)+/-@                 2.32         12/01/2017           5,265,000
      5,005,000   SEATTLE WA MUNICIPAL LIGHT & POWER REVENUE SERIES 668 (POWER
                  REVENUE LOC)+/-@                                                     2.32         08/01/2012           5,005,000
      1,900,000   SNOHOMISH COUNTY WA PUBLIC UTILITY DISTRICT SERIES A-1 FSA
                  INSURED (UTILITIES REVENUE LOC)+/-@                                  2.29         12/01/2019           1,900,000
      2,165,000   WASHINGTON STATE (PROPERTY TAX REVENUE LOC)+/-@                      2.32         07/01/2012           2,165,000
      5,500,000   WASHINGTON STATE ECONOMIC DEVELOPMENT FINANCING AUTHORITY
                  REVENUE INDUSTRIAL DEVELOPMENT CANAM STEEL PROJECT SERIES D
                  (ECONOMIC DEVELOPMENT REVENUE LOC)+/-@                               2.40         09/30/2030           5,500,000
      9,600,000   WASHINGTON STATE HEALTH CARE FACILITIES AUTHORITY REVENUE
                  (HOSPITAL REVENUE LOC)+/-@                                           2.26         04/01/2018           9,600,000
     16,115,000   WASHINGTON STATE HEALTH CARE FACILITIES AUTHORITY REVENUE
                  PROVIDENCE SERVICES SERIES A (HOSPITAL REVENUE LOC)+/-@              2.30         12/01/2030          16,115,000
      3,880,000   WASHINGTON STATE HOUSING FINANCE COMMUNITY NONPROFIT REVENUE
                  ANNIE WRIGHT SCHOOL BANK OF AMERICA NA LOC (HOUSING REVENUE
                  LOC)+/-@                                                             2.21         12/01/2023           3,880,000
      1,700,000   WASHINGTON STATE HOUSING FINANCE COMMUNITY NONPROFIT REVENUE
                  TACOMA ART MUSEUM PROJECT NORTHERN TRUST COMPANY LOC
                  (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-@                             2.34         06/01/2032           1,700,000
      4,980,000   WASHINGTON STATE MERLOTS SERIES A-05 (PROPERTY TAX REVENUE
                  LOC)+/-@                                                             2.35         01/01/2013           4,980,000
      2,815,000   WASHINGTON STATE PUBLIC POWER SUPPLY SYSTEM NUCLEAR PROJECT
                  NUMBER 3 (ELECTRIC REVENUE LOC)                                      5.00         07/01/2005           2,837,087
      3,000,000   WASHINGTON STATE PUBLIC POWER SUPPLY SYSTEM PROJECT NUMBER 2
                  ELECTRIC REVENUE SERIES 2A-2 (POWER REVENUE LOC)+/-@                 2.28         07/01/2012           3,000,000
      4,400,000   WASHINGTON STATE SERIES B (PROPERTY TAX REVENUE LOC)+/-@             2.35         07/01/2024           4,400,000

                                                                                                                       105,810,625
                                                                                                                   ---------------
WISCONSIN - 4.27%
      5,430,000   CHILTON WI SCHOOL DISTRICT ROC RR SERIES II-R1017 FGIC INSURED
                  (PROPERTY TAX REVENUE LOC)+/-@                                       2.32         04/01/2019           5,430,000
     20,500,000   KENOSHA WI SCHOOL DISTRICT NUMBER 001                                3.00         09/26/2005          20,627,715
     24,500,000   MILWAUKEE WI (GENERAL OBLIGATION - STATES, TERRITORIES LOC)          3.50         03/23/2006          24,751,863
      6,000,000   MILWAUKEE WI METROPOLITAN SEWER DISTRICT (SEWER REVENUE LOC)         6.25         10/01/2005           6,126,442
      2,400,000   WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                  REVENUE ALVERNO COLLEGE PROJECT (EDUCATIONAL FACILITIES REVENUE
                  LOC)+/-@                                                             2.34         11/01/2017           2,400,000
     23,690,000   WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                  REVENUE PROHEALTH INCORPORATED SERIES B (HEALTHCARE FACILITIES
                  REVENUE LOC)+/-@                                                     2.29         08/15/2030          23,690,000
     33,000,000   WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY REVENUE
                  VAR-WHEATON FRANCISCAN SERVICES+/-@                                  2.30         08/15/2016          33,000,000
      2,100,000   WISCONSIN STATE SERIES 490 (PROPERTY TAX REVENUE LOC)+/-@            2.32         05/01/2012           2,100,000
      7,565,000   WISCONSIN STATE SERIES 531 (PROPERTY TAX REVENUE LOC)+/-@            2.32         11/01/2012           7,565,000

                                                                                                                       125,691,020
                                                                                                                   ---------------
WYOMING - 1.01%
     29,500,000   WYOMING STATE EDUCATION FUND TRAN (PROPERTY TAX REVENUE LOC)         3.00         06/24/2005          29,564,444
                                                                                                                   ---------------

TOTAL MUNICIPAL BONDS & NOTES (COST $2,763,212,012)                                                                  2,763,212,012
                                                                                                                   ---------------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005        WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

    NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
COMMERCIAL PAPER - 6.61%
$     8,500,000   HARRIS COUNTY HOSPITAL DISTRICT                                      2.02%        05/06/2005     $     8,500,000
      6,665,000   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY                            2.05         05/09/2005           6,665,000
      2,700,000   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY                            2.05         05/17/2005           2,700,000
     17,000,000   INTERMOUNTAIN POWER AGENCY                                           2.00         06/06/2005          17,000,000
      4,000,000   JOHNS HOPKINS UNIVERSITY                                             2.05         05/16/2005           4,000,000
      7,000,000   LAS VEGAS VALLEY WATER                                               1.95         04/08/2005           7,000,000
     15,265,000   MARYLAND HEALTH & HIGHER EDUCATION                                   2.02         05/06/2005          15,265,000
     16,800,000   MARYLAND HEALTH & HIGHER EDUCATION                                   2.05         05/11/2005          16,800,000
      7,400,000   MARYLAND HEALTH & HIGHER EDUCATION                                   2.08         06/08/2005           7,400,000
     13,800,000   MASSACHUSETTS HEALTH & EDUCATION FACILITIES AUTHORITY                1.95         04/06/2005          13,800,000
     20,478,000   MASSACHUSETTS HEALTH & EDUCATION FACILITIES AUTHORITY                1.97         04/06/2005          20,478,000
      5,200,000   MASSACHUSETTS HEALTH & EDUCATION FACILITIES AUTHORITY                2.03         05/09/2005           5,200,000
     18,000,000   MASSACHUSETTS HEALTH & EDUCATION FACILITIES AUTHORITY                2.03         05/10/2005          18,000,000
     19,000,000   MASSACHUSETTS HEALTH & EDUCATION FACILITIES AUTHORITY                2.05         05/16/2005          19,000,000
     10,200,000   MASSACHUSETTS HEALTH & EDUCATION FACILITIES AUTHORITY                2.08         06/08/2005          10,200,000
      4,528,000   NORTH CAROLINA CAPITAL FACILITIES                                    2.02         05/05/2005           4,528,000
      3,600,000   PALM BEACH COUNTY SCHOOL DISTRICT                                    1.97         05/09/2005           3,600,000
     14,200,000   UNIVERSITY OF CALIFORNIA                                             2.05         05/16/2005          14,200,000

TOTAL COMMERCIAL PAPER (COST $194,336,000)                                                                             194,336,000
                                                                                                                   ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $2,957,548,012)*                               100.59%                                                       $ 2,957,548,012

OTHER ASSETS AND LIABILITIES, NET                     (0.59)                                                           (17,381,842)
                                                     ------                                                        ---------------
TOTAL NET ASSETS                                     100.00%                                                       $ 2,940,166,170
                                                     ------                                                        ---------------

+/-   VARIABLE RATE SECURITIES.

@ THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO MONEY MARKET FUNDS        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005
--------------------------------------------------------------------------------

    TREASUARY PLUS MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
US TREASURY SECURITIES -- 35.87%

US TREASURY BILLS -- 35.87%
$    75,000,000   US TREASURY BILL^                                                    2.01%        04/21/2005     $    74,916,458
     75,000,000   US TREASURY BILL^                                                    2.04         04/28/2005          74,885,250
     75,000,000   US TREASURY BILL^                                                    2.13         05/05/2005          74,849,125
     75,000,000   US TREASURY BILL^                                                    2.15         05/12/2005          74,816,354
    250,000,000   US TREASURY BILL^                                                    2.55         07/07/2005         248,285,660
    100,000,000   US TREASURY BILL^                                                    2.56         07/07/2005          99,311,569
     50,000,000   US TREASURY BILL^                                                    2.63         07/21/2005          49,594,542
     50,000,000   US TREASURY BILL^                                                    2.64         07/21/2005          49,593,771
     50,000,000   US TREASURY BILL^                                                    2.71         08/11/2005          49,504,083
    250,000,000   US TREASURY BILL^                                                    2.87         08/11/2005         247,373,750
    100,000,000   US TREASURY BILL^                                                    2.77         08/18/2005          98,932,403
     75,000,000   US TREASURY BILL^                                                    2.97         08/18/2005          74,141,385
    200,000,000   US TREASURY BILL^                                                    2.89         08/25/2005         197,657,917
    100,000,000   US TREASURY BILL^                                                    2.93         09/08/2005          98,697,778
    125,000,000   US TREASURY BILL^                                                    3.00         09/15/2005         123,260,417
     75,000,000   US TREASURY BILL^                                                    3.05         09/15/2005          73,938,854
     75,000,000   US TREASURY BILL^                                                    3.02         09/22/2005          73,905,250

TOTAL US TREASURY SECURITIES (COST $1,783,664,566)                                                                   1,783,664,566
                                                                                                                   ---------------

REPURCHASE AGREEMENTS -- 64.28%
     75,000,000   BANC AMERICA SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $75,005,479)                              2.63         04/01/2005          75,000,000
    500,000,000   BEAR STEARNS & COMPANIES INCORPORATED - 102% COLLATERALIZED BY
                  US GOVERNMENT SECURITIES (MATURITY VALUE $500,037,083)               2.67         04/01/2005         500,000,000
     50,387,000   DEUTSCHE BANK ALEX BROWN - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $50,390,709)                              2.65         04/01/2005          50,387,000
     95,000,000   GOLDMAN SACHS GROUP INCORPORATED - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $95,006,993)                   2.65         04/01/2005          95,000,000
    750,000,000   HSBC USA INCORPORATED - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $750,056,042)                             2.69         04/01/2005         750,000,000
    800,000,000   JP MORGAN SECURITIES INCORPORATED - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $800,059,556)                  2.68         04/01/2005         800,000,000
    175,000,000   MORGAN STANLEY INCORPORATED - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $175,011,667)                  2.40         04/01/2005         175,000,000
    750,000,000   MORGAN STANLEY INCORPORATED - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $750,055,625)                  2.67         04/01/2005         750,000,000

TOTAL REPURCHASE AGREEMENTS (COST $3,195,387,000)                                                                    3,195,387,000
                                                                                                                   ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $4,979,051,566)*                               100.15%                                                       $ 4,979,051,566

OTHER ASSETS AND LIABILITIES, NET                     (0.15)                                                            (7,666,271)
                                                     ------                                                        ---------------
TOTAL NET ASSETS                                     100.00%                                                       $ 4,971,385,295
                                                     ------                                                        ---------------

^     ZERO COUPON/STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005        WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

    100% TREASUARY MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
US TREASURY SECURITIES - 100.19%

US TREASURY BILLS - 100.19%
$    120,000,000   US TREASURY BILL^                                                   2.23%        04/07/2005     $   119,955,400
      12,302,000   US TREASURY BILL^                                                   2.28         04/07/2005          12,297,335
      22,105,000   US TREASURY BILL^                                                   2.57         04/07/2005          22,095,550
      50,000,000   US TREASURY BILL^                                                   2.28         04/14/2005          49,958,833
      69,265,000   US TREASURY BILL^                                                   2.33         04/14/2005          69,206,721
      75,000,000   US TREASURY BILL^                                                   2.30         04/21/2005          74,904,167
      50,000,000   US TREASURY BILL^                                                   2.31         04/21/2005          49,935,972
       5,035,000   US TREASURY BILL^                                                   2.33         04/21/2005           5,028,496
     125,000,000   US TREASURY BILL^                                                   2.37         04/21/2005         124,835,417
     200,000,000   US TREASURY BILL^                                                   2.33         04/28/2005         199,650,500
      75,000,000   US TREASURY BILL^                                                   2.35         04/28/2005          74,867,813
      16,610,000   US TREASURY BILL^                                                   2.41         04/28/2005          16,580,040
      27,310,000   US TREASURY BILL^                                                   2.42         04/28/2005          27,260,432
     100,000,000   US TREASURY BILL^                                                   2.65         04/28/2005          99,801,625
      50,000,000   US TREASURY BILL^                                                   2.14         05/05/2005          49,898,944
     100,000,000   US TREASURY BILL^                                                   2.46         05/05/2005          99,767,667
     100,000,000   US TREASURY BILL^                                                   2.47         05/05/2005          99,766,722
     200,000,000   US TREASURY BILL^                                                   2.48         05/12/2005         199,436,250
     100,000,000   US TREASURY BILL^                                                   2.53         05/19/2005          99,662,667
     175,000,000   US TREASURY BILL^                                                   2.54         05/19/2005         174,408,500
     100,000,000   US TREASURY BILL^                                                   2.66         05/26/2005          99,594,375
     150,000,000   US TREASURY BILL^                                                   2.69         06/02/2005         149,306,375
     125,000,000   US TREASURY BILL^                                                   2.72         06/09/2005         124,348,333
     125,000,000   US TREASURY BILL^                                                   2.75         06/09/2005         124,348,333
     250,000,000   US TREASURY BILL^                                                   2.74         06/16/2005         248,556,528
      50,000,000   US TREASURY BILL^                                                   2.74         06/16/2005          49,710,778
     183,360,000   US TREASURY BILL^                                                   2.50         06/23/2005         182,303,133
      20,540,000   US TREASURY BILL^                                                   2.51         06/23/2005          20,421,136
      50,000,000   US TREASURY BILL^                                                   2.55         06/30/2005          49,681,875
     200,000,000   US TREASURY BILL^                                                   2.78         06/30/2005         198,612,500
      50,000,000   US TREASURY BILL^                                                   2.63         07/21/2005          49,594,542
      50,000,000   US TREASURY BILL^                                                   2.64         07/21/2005          49,593,771
     125,000,000   US TREASURY BILL^                                                   2.88         08/11/2005         123,680,000
      60,000,000   US TREASURY BILL^                                                   3.02         09/22/2005          59,124,200
                                                                                                                   ---------------

TOTAL US TREASURY SECURITIES (COST $3,198,194,930)                                                                   3,198,194,930
                                                                                                                   ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $3,198,194,930)*                               100.19%                                                       $ 3,198,194,930

OTHER ASSETS AND LIABILITIES, NET                     (0.19)                                                            (5,972,496)
                                                     ------                                                        ---------------
TOTAL NET ASSETS                                     100.00%                                                       $ 3,192,222,434
                                                     ------                                                        ---------------

^     ZERO COUPON/STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO MONEY MARKET FUNDS            STATEMENT OF ASSETS AND LIABILITIES --
                                                                  MARCH 31, 2005
--------------------------------------------------------------------------------

                                                                                 CALIFORNIA
                                                                                   TAX-FREE          GOVERNMENT
                                                                          MONEY MARKET FUND   MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
    IN SECURITIES, AT MARKET VALUE .....................................   $  2,756,491,531    $  6,913,714,144
    REPURCHASE AGREEMENTS ..............................................                  0       3,621,970,000
                                                                           ----------------    ----------------
TOTAL INVESTMENTS AT MARKET VALUE  (SEE COST BELOW) ....................      2,756,491,531      10,535,684,144
                                                                           ----------------    ----------------
    CASH ...............................................................             52,067              50,644
    RECEIVABLE FOR FUND SHARES ISSUED ..................................                  0              22,048
    RECEIVABLE FOR INVESTMENTS SOLD ....................................         12,255,000                   0
    RECEIVABLES FOR DIVIDENDS AND INTEREST .............................         12,588,386          12,853,964
    PREPAID EXPENSES AND OTHER ASSETS ..................................                  0                   0
                                                                           ----------------    ----------------
TOTAL ASSETS ...........................................................      2,781,386,984      10,548,610,800
                                                                           ----------------    ----------------

LIABILITIES
    PAYABLE FOR FUND SHARES REDEEMED ...................................                  0                   0
    PAYABLE FOR INVESTMENTS PURCHASED ..................................                  0         170,661,023
    DIVIDENDS PAYABLE ..................................................            504,992          15,339,318
    PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ..............            831,359           2,042,432
    PAYABLE TO THE TRUSTEES AND DISTRIBUTOR ............................            584,451           1,274,207
    ACCRUED EXPENSES AND OTHER LIABILITIES .............................            203,304             254,634
                                                                           ----------------    ----------------
TOTAL LIABILITIES ......................................................          2,124,106         189,571,614
                                                                           ----------------    ----------------
TOTAL NET ASSETS .......................................................   $  2,779,262,878    $ 10,359,039,186
                                                                           ================    ================

NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------------------
    PAID-IN CAPITAL ....................................................   $  2,779,361,531    $ 10,359,008,168
    UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .........................             (1,037)             31,018
    UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ..............            (97,616)                  0
                                                                           ----------------    ----------------
TOTAL NET ASSETS .......................................................   $  2,779,262,878    $ 10,359,039,186
                                                                           ----------------    ----------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
---------------------------------------------------------------------------------------------------------------
    NET ASSETS - CLASS A ...............................................   $  2,423,169,689    $    566,831,616
    SHARES OUTSTANDING - CLASS A .......................................      2,423,208,761         566,831,377
    NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS A .............   $           1.00    $           1.00
    NET ASSETS - CLASS B ...............................................                N/A                 N/A
    SHARES OUTSTANDING - CLASS B .......................................                N/A                 N/A
    NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B .............                N/A                 N/A
    NET ASSETS -ADMINISTRATOR CLASS ....................................                N/A    $    596,739,826
    SHARES OUTSTANDING - ADMINISTRATOR CLASS ...........................                N/A         596,740,770
    NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADMINISTRATOR CLASS .                N/A    $           1.00
    NET ASSETS - INSTITUTIONAL CLASS ...................................                N/A    $  3,964,854,431
    SHARES OUTSTANDING - INSTITUTIONAL CLASS ...........................                N/A       3,964,861,961
    NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS .                N/A    $           1.00
    NET ASSETS - SERVICE CLASS .........................................   $    356,093,189    $  5,230,613,313
    SHARES OUTSTANDING - SERVICE CLASS .................................        356,100,226       5,230,613,534
    NET ASSET VALUE AND OFFERING PRICE PER SHARE - SERVICE CLASS .......   $           1.00    $           1.00
                                                                           ----------------    ----------------
INVESTMENTS AT COST ....................................................   $  2,756,491,531    $ 10,535,684,144
                                                                           ================    ================

(1)   EACH FUND HAS AN UNLIMITED NUMBER OF AUTHORIZED SHARES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES --            WELLS FARGO MONEY MARKET FUNDS
MARCH 31, 2005
--------------------------------------------------------------------------------

                                                                                  MINNESOTA                       NATIONAL TAX-FREE
                                                                          MONEY MARKET FUND   MONEY MARKET FUND   MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
    IN SECURITIES, AT MARKET VALUE .....................................   $    123,640,708    $  5,104,725,389    $  2,957,548,012
    REPURCHASE AGREEMENTS ..............................................                  0       1,449,483,556                   0
                                                                           ----------------    ----------------    ----------------
TOTAL INVESTMENTS AT MARKET VALUE  (SEE COST BELOW) ....................        123,640,708       6,554,208,945       2,957,548,012
                                                                           ----------------    ----------------    ----------------
    CASH ...............................................................             54,876              50,000              74,080
    RECEIVABLE FOR FUND SHARES ISSUED ..................................                  0              93,663                   0
    RECEIVABLE FOR INVESTMENTS SOLD ....................................                  0                   0                   0
    RECEIVABLES FOR DIVIDENDS AND INTEREST .............................            444,674          13,379,733          13,111,857
    PREPAID EXPENSES AND OTHER ASSETS ..................................                  0              52,206                   0
                                                                           ----------------    ----------------    ----------------
TOTAL ASSETS ...........................................................        124,140,258       6,567,784,547       2,970,733,949
                                                                           ----------------    ----------------    ----------------

LIABILITIES
    PAYABLE FOR FUND SHARES REDEEMED ...................................              3,000                   0                   0
    PAYABLE FOR INVESTMENTS PURCHASED ..................................          4,818,421                   0          28,138,825
    DIVIDENDS PAYABLE ..................................................                577             429,596           1,394,408
    PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ..............             51,691           2,759,820             574,033
    PAYABLE TO THE TRUSTEES AND DISTRIBUTOR ............................             28,039           2,221,027             405,000
    ACCRUED EXPENSES AND OTHER LIABILITIES .............................             90,839                   0              55,513
                                                                           ----------------    ----------------    ----------------
TOTAL LIABILITIES ......................................................          4,992,567           5,410,443          30,567,779
                                                                           ----------------    ----------------    ----------------
TOTAL NET ASSETS .......................................................   $    119,147,691    $  6,562,374,104    $  2,940,166,170
                                                                           ================    ================    ================

NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------------------------------------------------------
    PAID-IN CAPITAL ....................................................   $    119,162,716    $  6,562,623,559    $  2,940,258,373
    UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .........................                  0                   0                   0
    UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ..............            (15,025)           (249,455)            (92,203)
                                                                           ----------------    ----------------    ----------------
TOTAL NET ASSETS .......................................................   $    119,147,691    $  6,562,374,104    $  2,940,166,170
                                                                           ----------------    ----------------    ----------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
-----------------------------------------------------------------------------------------------------------------------------------
    NET ASSETS - CLASS A ...............................................   $    119,147,691    $  5,268,694,212    $    712,405,459
    SHARES OUTSTANDING - CLASS A .......................................        119,162,489       5,268,307,540         712,396,013
    NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS A .............   $           1.00    $           1.00    $           1.00
    NET ASSETS - CLASS B ...............................................                N/A    $  1,293,679,892                 N/A
    SHARES OUTSTANDING - CLASS B .......................................                N/A       1,293,638,147                 N/A
    NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B .............                N/A    $           1.00                 N/A
    NET ASSETS -ADMINISTRATOR CLASS ....................................                N/A                 N/A                 N/A
    SHARES OUTSTANDING - ADMINISTRATOR CLASS ...........................                N/A                 N/A                 N/A
    NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADMINISTRATOR CLASS .                N/A                 N/A                 N/A
    NET ASSETS - INSTITUTIONAL CLASS ...................................                N/A                 N/A    $  1,032,249,499
    SHARES OUTSTANDING - INSTITUTIONAL CLASS ...........................                N/A                 N/A       1,032,337,145
    NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS .                N/A                 N/A    $           1.00
    NET ASSETS - SERVICE CLASS .........................................                N/A                 N/A    $  1,195,511,212
    SHARES OUTSTANDING - SERVICE CLASS .................................                N/A                 N/A       1,195,366,992
    NET ASSET VALUE AND OFFERING PRICE PER SHARE - SERVICE CLASS .......                N/A                 N/A    $           1.00
                                                                           ----------------    ----------------    ----------------
INVESTMENTS AT COST ....................................................   $    123,640,708    $  6,554,208,945    $  2,957,548,012
                                                                           ================    ================    ================


                                                                              TREASURY PLUS       100% TREASURY
                                                                          MONEY MARKET FUND   MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
    IN SECURITIES, AT MARKET VALUE .....................................   $  1,783,664,566    $  3,198,194,930
    REPURCHASE AGREEMENTS ..............................................      3,195,387,000                   0
                                                                           ----------------    ----------------
TOTAL INVESTMENTS AT MARKET VALUE  (SEE COST BELOW) ....................      4,979,051,566       3,198,194,930
                                                                           ----------------    ----------------
    CASH ...............................................................             50,739              53,902
    RECEIVABLE FOR FUND SHARES ISSUED ..................................            262,000               2,805
    RECEIVABLE FOR INVESTMENTS SOLD ....................................                  0                   0
    RECEIVABLES FOR DIVIDENDS AND INTEREST .............................            236,153                   0
    PREPAID EXPENSES AND OTHER ASSETS ..................................                  0                   0
                                                                           ----------------    ----------------
TOTAL ASSETS ...........................................................      4,979,600,458       3,198,251,637
                                                                           ----------------    ----------------

LIABILITIES
    PAYABLE FOR FUND SHARES REDEEMED ...................................                  0                   0
    PAYABLE FOR INVESTMENTS PURCHASED ..................................                  0                   0
    DIVIDENDS PAYABLE ..................................................          6,075,486           4,517,869
    PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ..............          1,188,683             676,361
    PAYABLE TO THE TRUSTEES AND DISTRIBUTOR ............................            725,132             693,130
    ACCRUED EXPENSES AND OTHER LIABILITIES .............................            225,862             141,843
                                                                           ----------------    ----------------
TOTAL LIABILITIES ......................................................          8,215,163           6,029,203
                                                                           ----------------    ----------------
TOTAL NET ASSETS .......................................................   $  4,971,385,295    $  3,192,222,434
                                                                           ================    ================

NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------------------
    PAID-IN CAPITAL ....................................................   $  4,971,557,196    $  3,192,163,775
    UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .........................                644             172,889
    UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ..............           (172,545)           (114,230)
                                                                           ----------------    ----------------
TOTAL NET ASSETS .......................................................   $  4,971,385,295    $  3,192,222,434
                                                                           ----------------    ----------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
---------------------------------------------------------------------------------------------------------------
    NET ASSETS - CLASS A ...............................................   $  2,496,954,874    $    160,233,273
    SHARES OUTSTANDING - CLASS A .......................................      2,497,090,342         160,197,386
    NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS A .............   $           1.00    $           1.00
    NET ASSETS - CLASS B ...............................................                N/A                 N/A
    SHARES OUTSTANDING - CLASS B .......................................                N/A                 N/A
    NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B .............                N/A                 N/A
    NET ASSETS -ADMINISTRATOR CLASS ....................................                N/A                 N/A
    SHARES OUTSTANDING - ADMINISTRATOR CLASS ...........................                N/A                 N/A
    NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADMINISTRATOR CLASS .                N/A                 N/A
    NET ASSETS - INSTITUTIONAL CLASS ...................................   $  1,268,635,919                 N/A
    SHARES OUTSTANDING - INSTITUTIONAL CLASS ...........................      1,268,842,406                 N/A
    NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS .   $           1.00                 N/A
    NET ASSETS - SERVICE CLASS .........................................   $  1,205,794,502    $  3,031,989,161
    SHARES OUTSTANDING - SERVICE CLASS .................................      1,205,840,708       3,031,971,298
    NET ASSET VALUE AND OFFERING PRICE PER SHARE - SERVICE CLASS .......   $           1.00    $           1.00
                                                                           ----------------    ----------------
INVESTMENTS AT COST ....................................................   $  4,979,051,566    $  3,198,194,930
                                                                           ================    ================

WELLS FARGO MONEY MARKET FUNDS                        STATEMENT OF OPERATIONS --
                                               FOR THE YEAR ENDED MARCH 31, 2005
--------------------------------------------------------------------------------

                                                                                 CALIFORNIA
                                                                                   TAX-FREE          GOVERNMENT
                                                                          MONEY MARKET FUND   MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

    INTEREST ...........................................................   $     36,705,217    $    171,808,967
                                                                           ----------------    ----------------
TOTAL INVESTMENT INCOME ................................................         36,705,217         171,808,967
                                                                           ----------------    ----------------

EXPENSES

    ADVISORY FEES ......................................................          7,433,305           9,509,176
    ADMINISTRATION FEES
        FUND LEVEL .....................................................          1,282,228           4,387,681
        CLASS A ........................................................          4,906,713           1,000,686
        CLASS B ........................................................                N/A                 N/A
        ADMINISTRATOR CLASS ............................................                N/A             462,484
        INSTITUTIONAL CLASS ............................................                N/A           2,567,532
        SERVICE CLASS ..................................................            400,957           6,458,904
    CUSTODY FEES .......................................................            512,891           1,901,835
    SHAREHOLDER SERVICING FEES .........................................          6,146,078          15,055,677
    ACCOUNTING FEES ....................................................            166,172             568,022
    DISTRIBUTION FEES (NOTE 3)
        CLASS B ........................................................                N/A                 N/A
    AUDIT FEES .........................................................             18,002              16,925
    LEGAL FEES .........................................................             48,001             115,001
    REGISTRATION FEES ..................................................              1,000             150,000
    SHAREHOLDER REPORTS ................................................             20,883             291,758
    TRUSTEES' FEES .....................................................              7,092               7,092
    OTHER FEES AND EXPENSES ............................................             50,240             130,687
                                                                           ----------------    ----------------
TOTAL EXPENSES .........................................................         20,993,562          42,623,460
                                                                           ----------------    ----------------
LESS:
    WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) .......................         (4,994,147)         (4,721,390)
    NET EXPENSES .......................................................         15,999,415          37,902,070
                                                                           ----------------    ----------------
NET INVESTMENT INCOME (LOSS) ...........................................         20,705,802         133,906,897
                                                                           ----------------    ----------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ..............................             43,043              12,629
                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ........   $     20,748,845    $    133,919,526
                                                                           ================    ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS --                        WELLS FARGO MONEY MARKET FUNDS
FOR THE YEAR ENDED MARCH 31, 2005
--------------------------------------------------------------------------------

                                                                                  MINNESOTA                       NATIONAL TAX-FREE
                                                                          MONEY MARKET FUND   MONEY MARKET FUND   MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

    INTEREST ...........................................................   $      1,524,580    $    122,051,183    $     36,872,627
                                                                           ----------------    ----------------    ----------------
TOTAL INVESTMENT INCOME ................................................          1,524,580         122,051,183          36,872,627
                                                                           ----------------    ----------------    ----------------

EXPENSES

    ADVISORY FEES ......................................................            312,843          21,847,456           2,488,801
    ADMINISTRATION FEES
        FUND LEVEL .....................................................             52,141           3,329,251           1,244,400
        CLASS A ........................................................            229,418          11,984,989           1,501,400
        CLASS B ........................................................                N/A           3,171,896                 N/A
        ADMINISTRATOR CLASS ............................................                N/A                 N/A                 N/A
        INSTITUTIONAL CLASS ............................................                N/A                 N/A             480,026
        SERVICE CLASS ..................................................                N/A                 N/A           1,447,577
    CUSTODY FEES .......................................................             20,856           1,377,899             497,760
    SHAREHOLDER SERVICING FEES .........................................            260,702          17,223,732           4,721,921
    ACCOUNTING FEES ....................................................             25,942             412,700             161,860
    DISTRIBUTION FEES (NOTE 3)
        CLASS B ........................................................                N/A          10,813,280                 N/A
    AUDIT FEES .........................................................             15,651              22,999              15,930
    LEGAL FEES .........................................................                518             125,002              24,999
    REGISTRATION FEES ..................................................                518              64,999               1,000
    SHAREHOLDER REPORTS ................................................              2,693             264,181               1,000
    TRUSTEES' FEES .....................................................              7,092               7,092               7,092
    OTHER FEES AND EXPENSES ............................................              3,574             130,525              31,333
                                                                           ----------------    ----------------    ----------------
TOTAL EXPENSES .........................................................            931,948          70,776,001          12,625,099
                                                                           ----------------    ----------------    ----------------
LESS:
    WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) .......................            (97,700)         (9,991,952)         (1,565,085)
    NET EXPENSES .......................................................            834,248          60,784,049          11,060,014
                                                                           ----------------    ----------------    ----------------
NET INVESTMENT INCOME (LOSS) ...........................................            690,332          61,267,134          25,812,613
                                                                           ----------------    ----------------    ----------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ..............................            (15,025)           (232,379)            (42,034)
                                                                           ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ........   $        675,307    $     61,034,755    $     25,770,579
                                                                           ================    ================    ================


                                                                              TREASURY PLUS       100% TREASURY
                                                                          MONEY MARKET FUND   MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

    INTEREST ...........................................................   $     79,695,204    $     50,879,314
                                                                           ----------------    ----------------
TOTAL INVESTMENT INCOME ................................................         79,695,204          50,879,314
                                                                           ----------------    ----------------

EXPENSES

    ADVISORY FEES ......................................................          4,864,689           9,560,699
    ADMINISTRATION FEES
        FUND LEVEL .....................................................          2,431,616           1,567,578
        CLASS A ........................................................          5,215,841             362,517
        CLASS B ........................................................                N/A                 N/A
        ADMINISTRATOR CLASS ............................................                N/A                 N/A
        INSTITUTIONAL CLASS ............................................          1,111,484                 N/A
        SERVICE CLASS ..................................................          1,325,397           3,564,450
    CUSTODY FEES .......................................................            972,938             627,031
    SHAREHOLDER SERVICING FEES .........................................          8,688,336           5,403,846
    ACCOUNTING FEES ....................................................            297,286             198,702
    DISTRIBUTION FEES (NOTE 3)
        CLASS B ........................................................                N/A                 N/A
    AUDIT FEES .........................................................             18,002              18,002
    LEGAL FEES .........................................................             94,999              40,302
    REGISTRATION FEES ..................................................             94,999              15,002
    SHAREHOLDER REPORTS ................................................            174,999             113,323
    TRUSTEES' FEES .....................................................              7,092               7,092
    OTHER FEES AND EXPENSES ............................................            103,493              47,986
                                                                           ----------------    ----------------
TOTAL EXPENSES .........................................................         25,401,171          21,526,530
                                                                           ----------------    ----------------
LESS:
    WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) .......................         (1,687,282)         (5,604,187)
    NET EXPENSES .......................................................         23,713,889          15,922,343
                                                                           ----------------    ----------------
NET INVESTMENT INCOME (LOSS) ...........................................         55,981,315          34,956,971
                                                                           ----------------    ----------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ..............................           (163,649)                999
                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ........   $     55,817,666    $     34,957,970
                                                                           ================    ================

WELLS FARGO MONEY MARKET FUNDS               STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                   CALIFORNIA TAX-FREE
                                                                                    MONEY MARKET FUND
                                                                           ------------------------------------

                                                                                    FOR THE             FOR THE
                                                                                 YEAR ENDED          YEAR ENDED
                                                                             MARCH 31, 2005      MARCH 31, 2004
---------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
    BEGINNING NET ASSETS ...............................................   $  2,630,173,391    $  2,662,105,499

OPERATIONS:
    NET INVESTMENT INCOME (LOSS) .......................................         20,705,802          10,069,203
    NET REALIZED GAIN (LOSS) ON INVESTMENTS ............................             43,043              90,037
                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ........         20,748,845          10,159,240
                                                                           ----------------    ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
    NET INVESTMENT INCOME
        CLASS A ........................................................        (17,377,220)         (8,140,217)
        CLASS B ........................................................                N/A                 N/A
        ADMINISTRATOR CLASS ............................................                N/A                 N/A
        INSTITUTIONAL CLASS ............................................                N/A                 N/A
        SERVICE CLASS ..................................................         (3,328,633)         (1,965,819)
    NET REALIZED GAIN ON SALES OF INVESTMENTS
        CLASS A ........................................................           (193,610)                  0
        CLASS B ........................................................                N/A                 N/A
        ADMINISTRATOR CLASS ............................................                N/A                 N/A
        INSTITUTIONAL CLASS ............................................                N/A                 N/A
        SERVICE CLASS ..................................................            (37,086)                  0
CAPITAL SHARES TRANSACTIONS:
    PROCEEDS FROM SHARES SOLD - CLASS A ................................      3,507,961,907       3,601,704,162
    REINVESTMENT OF DISTRIBUTIONS - CLASS A ............................         15,629,406           7,990,324
    COST OF SHARES REDEEMED - CLASS A ..................................     (3,363,212,712)     (3,704,540,683)
                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS A ...............................................        160,378,601         (94,846,197)
                                                                           ----------------    ----------------
    PROCEEDS FROM SHARES SOLD - CLASS B ................................                N/A                 N/A
    REINVESTMENT OF DISTRIBUTIONS - CLASS B ............................                N/A                 N/A
    COST OF SHARES REDEEMED - CLASS B ..................................                N/A                 N/A
                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS B ...............................................                N/A                 N/A
                                                                           ----------------    ----------------
    PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS ....................                N/A                 N/A
    REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ................                N/A                 N/A
    COST OF SHARES REDEEMED - ADMINISTRATOR CLASS ......................                N/A                 N/A
                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
  TRANSACTIONS -
    ADMINISTRATOR CLASS ................................................                N/A                 N/A
                                                                           ----------------    ----------------
    PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ....................                N/A                 N/A
    REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ................                N/A                 N/A
    COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ......................                N/A                 N/A
                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
  TRANSACTIONS -
    INSTITUTIONAL CLASS ................................................                N/A                 N/A
                                                                           ----------------    ----------------
    PROCEEDS FROM SHARES SOLD - SERVICE CLASS ..........................        899,858,046         827,986,814
    REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS ......................          2,327,260           1,644,614
    COST OF SHARES REDEEMED - SERVICE CLASS ............................       (913,286,716)       (766,770,543)
                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - SERVICE CLASS .........................................        (11,101,410)         62,860,885
                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
  TRANSACTIONS .........................................................        149,277,191         (31,985,312)
                                                                           ================    ================
NET INCREASE (DECREASE) IN NET ASSETS ..................................        149,089,487         (31,932,108)
                                                                           ================    ================
ENDING NET ASSETS ......................................................   $  2,779,262,878    $  2,630,173,391
                                                                           ================    ================

(1) "PROCEEDS FROM SHARES SOLD" AND "SHARES SOLD" INCLUDE AMOUNTS RELATING TO FUND MERGERS. SEE NOTE 1.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS               WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                                                                        GOVERNMENT
                                                                                    MONEY MARKET FUND
                                                                           ------------------------------------

                                                                                   FOR THE              FOR THE
                                                                                 YEAR ENDED          YEAR ENDED
                                                                             MARCH 31, 2005   MARCH 31, 2004(1)
---------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
    BEGINNING NET ASSETS ...............................................   $  6,765,162,199    $  5,083,245,155

OPERATIONS:
    NET INVESTMENT INCOME (LOSS) .......................................        133,906,897          41,364,604
    NET REALIZED GAIN (LOSS) ON INVESTMENTS ............................             12,629              15,164
                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ........        133,919,526          41,379,768
                                                                           ----------------    ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    NET INVESTMENT INCOME
        CLASS A ........................................................         (5,344,390)         (1,386,897)
        CLASS B ........................................................                N/A                 N/A
        ADMINISTRATOR CLASS ............................................         (7,359,497)           (470,158)
        INSTITUTIONAL CLASS ............................................        (53,296,190)         (7,016,487)
        SERVICE CLASS ..................................................        (67,906,820)        (32,531,372)
    NET REALIZED GAIN ON SALES OF INVESTMENTS
        CLASS A ........................................................               (753)                  0
        CLASS B ........................................................                N/A                 N/A
        ADMINISTRATOR CLASS ............................................             (1,037)                  0
        INSTITUTIONAL CLASS ............................................             (7,510)                  0
        SERVICE CLASS ..................................................             (9,568)                  0
CAPITAL SHARES TRANSACTIONS:
    PROCEEDS FROM SHARES SOLD - CLASS A ................................        665,433,163         550,880,065
    REINVESTMENT OF DISTRIBUTIONS - CLASS A ............................          5,244,228           1,439,561
    COST OF SHARES REDEEMED - CLASS A ..................................       (469,014,824)       (432,791,496)
                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS A ...............................................        201,662,567         119,528,130
                                                                           ----------------    ----------------
    PROCEEDS FROM SHARES SOLD - CLASS B ................................                N/A                 N/A
    REINVESTMENT OF DISTRIBUTIONS - CLASS B ............................                N/A                 N/A
    COST OF SHARES REDEEMED - CLASS B ..................................                N/A                 N/A
                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS B ...............................................                N/A                 N/A
                                                                           ----------------    ----------------
    PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS ....................      6,726,797,286       2,444,949,529
    REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ................          3,947,147             149,018
    COST OF SHARES REDEEMED - ADMINISTRATOR CLASS ......................     (6,294,511,632)     (2,284,590,578)
                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
  TRANSACTIONS -
    ADMINISTRATOR CLASS ................................................        436,232,801         160,507,969
                                                                           ----------------    ----------------
    PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ....................     35,402,384,904       9,872,411,140
    REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ................         14,119,050           1,856,274
    COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ......................    (32,923,357,239)     (8,402,552,128)
                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
  TRANSACTIONS -
    INSTITUTIONAL CLASS ................................................      2,493,146,715       1,471,715,286
                                                                           ----------------    ----------------
    PROCEEDS FROM SHARES SOLD - SERVICE CLASS ..........................     37,225,402,698      35,380,968,454
    REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS ......................          9,082,897           7,382,031
    COST OF SHARES REDEEMED - SERVICE CLASS ............................    (36,771,644,452)    (35,458,159,680)
                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - SERVICE CLASS .........................................        462,841,143         (69,809,195)
                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
  TRANSACTIONS .........................................................      3,593,883,226       1,681,942,190
                                                                           ================    ================
NET INCREASE (DECREASE) IN NET ASSETS ..................................      3,593,876,987       1,681,917,044
                                                                           ================    ================
ENDING NET ASSETS ......................................................   $ 10,359,039,186    $  6,765,162,199
                                                                           ================    ================

                                                                                        MINNESOTA
                                                                                    MONEY MARKET FUND
                                                                           ------------------------------------

                                                                                    FOR THE             FOR THE
                                                                                 YEAR ENDED          YEAR ENDED
                                                                             MARCH 31, 2005      MARCH 31, 2004
---------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
    BEGINNING NET ASSETS ...............................................   $    117,236,798    $    127,192,911

OPERATIONS:
    NET INVESTMENT INCOME (LOSS) .......................................            690,332             362,597
    NET REALIZED GAIN (LOSS) ON INVESTMENTS ............................            (15,025)             39,107
                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ........            675,307             401,704
                                                                           ----------------    ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    NET INVESTMENT INCOME
        CLASS A ........................................................           (690,333)           (362,596)
        CLASS B ........................................................                N/A                 N/A
        ADMINISTRATOR CLASS ............................................                N/A                 N/A
        INSTITUTIONAL CLASS ............................................                N/A                 N/A
        SERVICE CLASS ..................................................                N/A                 N/A
    NET REALIZED GAIN ON SALES OF INVESTMENTS
        CLASS A ........................................................            (36,088)                  0
        CLASS B ........................................................                N/A                 N/A
        ADMINISTRATOR CLASS ............................................                N/A                 N/A
        INSTITUTIONAL CLASS ............................................                N/A                 N/A
        SERVICE CLASS ..................................................                N/A                 N/A
CAPITAL SHARES TRANSACTIONS:
    PROCEEDS FROM SHARES SOLD - CLASS A ................................        203,357,237         153,598,739
    REINVESTMENT OF DISTRIBUTIONS - CLASS A ............................            717,909             405,225
    COST OF SHARES REDEEMED - CLASS A ..................................       (202,113,139)       (163,999,185)
                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS A ...............................................          1,962,007          (9,995,221)
                                                                           ----------------    ----------------
    PROCEEDS FROM SHARES SOLD - CLASS B ................................                N/A                 N/A
    REINVESTMENT OF DISTRIBUTIONS - CLASS B ............................                N/A                 N/A
    COST OF SHARES REDEEMED - CLASS B ..................................                N/A                 N/A
                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS B ...............................................                N/A                 N/A
                                                                           ----------------    ----------------
    PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS ....................                N/A                 N/A
    REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ................                N/A                 N/A
    COST OF SHARES REDEEMED - ADMINISTRATOR CLASS ......................                N/A                 N/A
                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
  TRANSACTIONS -
    ADMINISTRATOR CLASS ................................................                N/A                 N/A
                                                                           ----------------    ----------------
    PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ....................                N/A                 N/A
    REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ................                N/A                 N/A
    COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ......................                N/A                 N/A
                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
  TRANSACTIONS -
    INSTITUTIONAL CLASS ................................................                N/A                 N/A
                                                                           ----------------    ----------------
    PROCEEDS FROM SHARES SOLD - SERVICE CLASS ..........................                N/A                 N/A
    REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS ......................                N/A                 N/A
    COST OF SHARES REDEEMED - SERVICE CLASS ............................                N/A                 N/A
                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - SERVICE CLASS .........................................                N/A                 N/A
                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
  TRANSACTIONS .........................................................          1,962,007          (9,995,221)
                                                                           ================    ================
NET INCREASE (DECREASE) IN NET ASSETS ..................................          1,910,893          (9,956,113)
                                                                           ================    ================
ENDING NET ASSETS ......................................................   $    119,147,691    $    117,236,798
                                                                           ================    ================

                                                                                    MONEY MARKET FUND
                                                                           ------------------------------------

                                                                                    FOR THE             FOR THE
                                                                                 YEAR ENDED          YEAR ENDED
                                                                             MARCH 31, 2005      MARCH 31, 2004
---------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
    BEGINNING NET ASSETS ...............................................   $  7,285,971,813    $  8,610,935,861

OPERATIONS:
    NET INVESTMENT INCOME (LOSS) .......................................         61,267,134          27,756,854
    NET REALIZED GAIN (LOSS) ON INVESTMENTS ............................           (232,379)            (12,598)
                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ........         61,034,755          27,744,256
                                                                           ----------------    ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    NET INVESTMENT INCOME
        CLASS A ........................................................        (55,348,767)        (25,717,798)
        CLASS B ........................................................         (5,918,369)         (2,040,607)
        ADMINISTRATOR CLASS ............................................                N/A                 N/A
        INSTITUTIONAL CLASS ............................................                N/A                 N/A
        SERVICE CLASS ..................................................                N/A                 N/A
    NET REALIZED GAIN ON SALES OF INVESTMENTS
        CLASS A ........................................................             (4,045)                  0
        CLASS B ........................................................               (433)                  0
        ADMINISTRATOR CLASS ............................................                N/A                 N/A
        INSTITUTIONAL CLASS ............................................                N/A                 N/A
        SERVICE CLASS ..................................................                N/A                 N/A
CAPITAL SHARES TRANSACTIONS:
    PROCEEDS FROM SHARES SOLD - CLASS A ................................      6,208,728,777       5,305,356,826
    REINVESTMENT OF DISTRIBUTIONS - CLASS A ............................         52,730,502          27,856,669
    COST OF SHARES REDEEMED - CLASS A ..................................     (6,687,490,639)     (6,366,410,052)
                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS A ...............................................       (426,031,360)     (1,033,196,557)
                                                                           ----------------    ----------------
    PROCEEDS FROM SHARES SOLD - CLASS B ................................      1,900,115,821       2,423,682,969
    REINVESTMENT OF DISTRIBUTIONS - CLASS B ............................          5,909,213           2,277,975
    COST OF SHARES REDEEMED - CLASS B ..................................     (2,203,354,524)     (2,717,714,286)
                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS B ...............................................       (297,329,490)       (291,753,342)
                                                                           ----------------    ----------------
    PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS ....................                N/A                 N/A
    REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ................                N/A                 N/A
    COST OF SHARES REDEEMED - ADMINISTRATOR CLASS ......................                N/A                 N/A
                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
  TRANSACTIONS -
    ADMINISTRATOR CLASS ................................................                N/A                 N/A
                                                                           ----------------    ----------------
    PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ....................                N/A                 N/A
    REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ................                N/A                 N/A
    COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ......................                N/A                 N/A
                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
  TRANSACTIONS -
    INSTITUTIONAL CLASS ................................................                N/A                 N/A
                                                                           ----------------    ----------------
    PROCEEDS FROM SHARES SOLD - SERVICE CLASS ..........................                N/A                 N/A
    REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS ......................                N/A                 N/A
    COST OF SHARES REDEEMED - SERVICE CLASS ............................                N/A                 N/A
                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - SERVICE CLASS .........................................                N/A                 N/A
                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
  TRANSACTIONS .........................................................       (723,360,850)     (1,324,949,899)
                                                                           ================    ================
NET INCREASE (DECREASE) IN NET ASSETS ..................................       (723,597,709)     (1,324,964,048)
                                                                           ================    ================
ENDING NET ASSETS ......................................................   $  6,562,374,104    $  7,285,971,813
                                                                           ================    ================

WELLS FARGO MONEY MARKET FUNDS               STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                    CALIFORNIA TAX-FREE
                                                                                     MONEY MARKET FUND
                                                                           ------------------------------------

                                                                                    FOR THE             FOR THE
                                                                                 YEAR ENDED          YEAR ENDED
                                                                             MARCH 31, 2005      MARCH 31, 2004
---------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
    SHARES SOLD - CLASS A ..............................................      3,507,961,907       3,601,704,162
    SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ...........         15,629,406           7,990,324
    SHARES REDEEMED - CLASS A ..........................................     (3,363,212,712)     (3,704,540,683)
                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ................        160,378,601         (94,846,197)
                                                                           ----------------    ----------------
    SHARES SOLD - CLASS B ..............................................                N/A                 N/A
    SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B ...........                N/A                 N/A
    SHARES REDEEMED - CLASS B ..........................................                N/A                 N/A
                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ................                N/A                 N/A
                                                                           ----------------    ----------------
    SHARES SOLD - ADMINISTRATOR CLASS ..................................                N/A                 N/A
    SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS                N/A                 N/A
    SHARES REDEEMED - ADMINISTRATOR CLASS ..............................                N/A                 N/A
                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ....                N/A                 N/A
                                                                           ----------------    ----------------
    SHARES SOLD - INSTITUTIONAL CLASS ..................................                N/A                 N/A
    SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS                N/A                 N/A
    SHARES REDEEMED -INSTITUTIONAL CLASS ...............................                N/A                 N/A
                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ....                N/A                 N/A
                                                                           ----------------    ----------------
    SHARES SOLD - SERVICE CLASS ........................................        899,858,046         827,986,814
    SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS .....          2,327,260           1,644,614
    SHARES REDEEMED - SERVICE CLASS ....................................       (913,286,716)       (766,770,543)
                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - SERVICE CLASS ..........        (11,101,410)         62,860,885
                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
  SHARE TRANSACTIONS ...................................................        149,277,191         (31,985,312)
                                                                           ================    ================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ...........   $         (1,037)   $           (986)
                                                                           ================    ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS               WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                                                                        GOVERNMENT
                                                                                    MONEY MARKET FUND
                                                                           ------------------------------------

                                                                                    FOR THE             FOR THE
                                                                                 YEAR ENDED          YEAR ENDED
                                                                             MARCH 31, 2005   MARCH 31, 2004(1)
---------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
    SHARES SOLD - CLASS A ..............................................        665,433,163         550,880,064
    SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ...........          5,244,228           1,439,561
    SHARES REDEEMED - CLASS A ..........................................       (469,014,824)       (432,791,496)
                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ................        201,662,567         119,528,129
                                                                           ----------------    ----------------
    SHARES SOLD - CLASS B ..............................................                N/A                 N/A
    SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B ...........                N/A                 N/A
    SHARES REDEEMED - CLASS B ..........................................                N/A                 N/A
                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ................                N/A                 N/A
                                                                           ----------------    ----------------
    SHARES SOLD - ADMINISTRATOR CLASS ..................................      6,726,797,286       2,444,949,529
    SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS          3,947,147             149,018
    SHARES REDEEMED - ADMINISTRATOR CLASS ..............................     (6,294,511,632)     (2,284,590,578)
                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ....        436,232,801         160,507,969
                                                                           ----------------    ----------------
    SHARES SOLD - INSTITUTIONAL CLASS ..................................     35,402,384,904       9,872,411,099
    SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS         14,119,050           1,856,274
    SHARES REDEEMED -INSTITUTIONAL CLASS ...............................    (32,923,357,239)     (8,402,552,128)
                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ....      2,493,146,715       1,471,715,245
                                                                           ----------------    ----------------
    SHARES SOLD - SERVICE CLASS ........................................     37,225,402,698      35,380,913,143
    SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS .....          9,082,897           7,382,031
    SHARES REDEEMED - SERVICE CLASS ....................................    (36,771,644,452)    (35,458,159,680)
                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - SERVICE CLASS ..........        462,841,143         (69,864,506)
                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
  SHARE TRANSACTIONS ...................................................      3,593,883,226       1,681,886,837
                                                                           ================    ================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ...........   $         31,018    $         31,018
                                                                           ================    ================

                                                                                          MINNESOTA
                                                                                       MONEY MARKET FUND
                                                                           ------------------------------------

                                                                                    FOR THE             FOR THE
                                                                                 YEAR ENDED          YEAR ENDED
                                                                             MARCH 31, 2005      MARCH 31, 2004
---------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
    SHARES SOLD - CLASS A ..............................................        203,357,235         153,598,739
    SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ...........            717,909             405,225
    SHARES REDEEMED - CLASS A ..........................................       (202,113,139)       (163,999,185)
                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ................          1,962,005          (9,995,221)
                                                                           ----------------    ----------------
    SHARES SOLD - CLASS B ..............................................                N/A                 N/A
    SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B ...........                N/A                 N/A
    SHARES REDEEMED - CLASS B ..........................................                N/A                 N/A
                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ................                N/A                 N/A
                                                                           ----------------    ----------------
    SHARES SOLD - ADMINISTRATOR CLASS ..................................                N/A                 N/A
    SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS                N/A                 N/A
    SHARES REDEEMED - ADMINISTRATOR CLASS ..............................                N/A                 N/A
                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ....                N/A                 N/A
                                                                           ----------------    ----------------
    SHARES SOLD - INSTITUTIONAL CLASS ..................................                N/A                 N/A
    SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS                N/A                 N/A
    SHARES REDEEMED -INSTITUTIONAL CLASS ...............................                N/A                 N/A
                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ....                N/A                 N/A
                                                                           ----------------    ----------------
    SHARES SOLD - SERVICE CLASS ........................................                N/A                 N/A
    SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS .....                N/A                 N/A
    SHARES REDEEMED - SERVICE CLASS ....................................                N/A                 N/A
                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - SERVICE CLASS ..........                N/A                 N/A
                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
  SHARE TRANSACTIONS ...................................................          1,962,005          (9,995,221)
                                                                           ================    ================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ...........   $              0    $              1
                                                                           ================    ================

                                                                                     MONEY MARKET FUND
                                                                           ------------------------------------

                                                                                    FOR THE             FOR THE
                                                                                 YEAR ENDED          YEAR ENDED
                                                                             MARCH 31, 2005      MARCH 31, 2004
---------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
    SHARES SOLD - CLASS A ..............................................      6,208,728,777       5,305,356,829
    SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ...........         52,730,501          27,856,669
    SHARES REDEEMED - CLASS A ..........................................     (6,687,490,639)     (6,366,410,052)
                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ................       (426,031,361)     (1,033,196,554)
                                                                           ----------------    ----------------
    SHARES SOLD - CLASS B ..............................................      1,900,115,821       2,423,682,969
    SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B ...........          5,909,214           2,277,975
    SHARES REDEEMED - CLASS B ..........................................     (2,203,354,524)     (2,717,714,286)
                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ................       (297,329,489)       (291,753,342)
                                                                           ----------------    ----------------
    SHARES SOLD - ADMINISTRATOR CLASS ..................................                N/A                 N/A
    SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS                N/A                 N/A
    SHARES REDEEMED - ADMINISTRATOR CLASS ..............................                N/A                 N/A
                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ....                N/A                 N/A
                                                                           ----------------    ----------------
    SHARES SOLD - INSTITUTIONAL CLASS ..................................                N/A                 N/A
    SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS                N/A                 N/A
    SHARES REDEEMED -INSTITUTIONAL CLASS ...............................                N/A                 N/A
                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ....                N/A                 N/A
                                                                           ----------------    ----------------
    SHARES SOLD - SERVICE CLASS ........................................                N/A                 N/A
    SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS .....                N/A                 N/A
    SHARES REDEEMED - SERVICE CLASS ....................................                N/A                 N/A
                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - SERVICE CLASS ..........                N/A                 N/A
                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
  SHARE TRANSACTIONS ...................................................       (723,360,850)     (1,324,949,896)
                                                                           ================    ================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ...........   $              0    $              2
                                                                           ================    ================

WELLS FARGO MONEY MARKET FUNDS               STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                    NATIONAL TAX-FREE
                                                                                    MONEY MARKET FUND
                                                                           ------------------------------------

                                                                                    FOR THE             FOR THE
                                                                                 YEAR ENDED          YEAR ENDED
                                                                             MARCH 31, 2005   MARCH 31, 2004(1)
---------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
    BEGINNING NET ASSETS ...............................................   $  2,186,314,686    $  1,528,551,577

OPERATIONS:
    NET INVESTMENT INCOME (LOSS) .......................................         25,812,613          11,088,186
    NET REALIZED GAIN (LOSS) ON INVESTMENTS ............................            (42,034)            319,581
                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ........         25,770,579          11,407,767
                                                                           ----------------    ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    NET INVESTMENT INCOME
        CLASS A ........................................................         (5,491,503)         (1,640,214)
        CLASS B ........................................................                N/A                 N/A
        ADMINISTRATOR CLASS ............................................                N/A                 N/A
        INSTITUTIONAL CLASS ............................................         (8,196,846)         (1,416,669)
        SERVICE CLASS ..................................................        (12,124,264)         (8,041,932)
    NET REALIZED GAIN ON SALES OF INVESTMENTS
        CLASS A ........................................................            (78,320)                  0
        CLASS B ........................................................                N/A                 N/A
        ADMINISTRATOR CLASS ............................................                N/A                 N/A
        INSTITUTIONAL CLASS ............................................           (116,904)                  0
        SERVICE CLASS ..................................................           (172,918)                  0
CAPITAL SHARES TRANSACTIONS:
    PROCEEDS FROM SHARES SOLD - CLASS A ................................      1,518,234,814       1,399,010,816
    REINVESTMENT OF DISTRIBUTIONS - CLASS A ............................          5,512,460           1,744,755
    COST OF SHARES REDEEMED - CLASS A ..................................     (1,432,897,857)       (779,189,103)
                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS A ...............................................         90,849,417         621,566,468
                                                                           ----------------    ----------------
    PROCEEDS FROM SHARES SOLD - CLASS B ................................                N/A                 N/A
    REINVESTMENT OF DISTRIBUTIONS - CLASS B ............................                N/A                 N/A
    COST OF SHARES REDEEMED - CLASS B ..................................                N/A                 N/A
                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS B ...............................................                N/A                 N/A
                                                                           ----------------    ----------------
    PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS ....................                N/A                 N/A
    REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ................                N/A                 N/A
    COST OF SHARES REDEEMED - ADMINISTRATOR CLASS ......................                N/A                 N/A
                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS -
    ADMINISTRATOR CLASS ................................................                N/A                 N/A
                                                                           ----------------    ----------------
    PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ....................      6,349,839,660       1,282,046,088
    REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ................          4,396,109             686,683
    COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ......................     (5,624,007,925)     (1,107,592,826)
                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS -
    INSTITUTIONAL CLASS ................................................        730,227,844         175,139,945
                                                                           ----------------    ----------------
    PROCEEDS FROM SHARES SOLD - SERVICE CLASS ..........................      2,722,964,422       2,154,668,524
    REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS ......................          4,566,856           3,080,212
    COST OF SHARES REDEEMED - SERVICE CLASS ............................     (2,794,346,879)     (2,297,000,992)
                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - SERVICE CLASS .........................................        (66,815,601)       (139,252,256)
                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS ...................................................        754,261,660         657,454,157
                                                                           ================    ================
NET INCREASE (DECREASE) IN NET ASSETS ..................................        753,851,484         657,763,109
                                                                           ================    ================
ENDING NET ASSETS ......................................................   $  2,940,166,170    $  2,186,314,686
                                                                           ================    ================

(1) "PROCEEDS FROM SHARES SOLD" AND "SHARES SOLD" INCLUDE AMOUNTS RELATING TO FUND MERGERS. SEE NOTE 1.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS               WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                                                                      TREASURY PLUS
                                                                                    MONEY MARKET FUND
                                                                           ------------------------------------

                                                                                    FOR THE             FOR THE
                                                                                 YEAR ENDED          YEAR ENDED
                                                                             MARCH 31, 2005   MARCH 31, 2004(1)
---------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
    BEGINNING NET ASSETS ...............................................   $  5,747,241,499    $  2,773,473,140

OPERATIONS:
    NET INVESTMENT INCOME (LOSS) .......................................         55,981,315          30,405,550
    NET REALIZED GAIN (LOSS) ON INVESTMENTS ............................           (163,649)                696
                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ........         55,817,666          30,406,246
                                                                           ----------------    ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    NET INVESTMENT INCOME
        CLASS A ........................................................        (24,276,293)         (6,292,757)
        CLASS B ........................................................                N/A                 N/A
        ADMINISTRATOR CLASS ............................................                N/A                 N/A
        INSTITUTIONAL CLASS ............................................        (19,346,848)        (16,199,925)
        SERVICE CLASS ..................................................        (12,358,177)         (7,912,868)
    NET REALIZED GAIN ON SALES OF INVESTMENTS
        CLASS A ........................................................             (1,993)                  0
        CLASS B ........................................................                N/A                 N/A
        ADMINISTRATOR CLASS ............................................                N/A                 N/A
        INSTITUTIONAL CLASS ............................................             (1,588)                  0
        SERVICE CLASS ..................................................             (1,015)                  0
CAPITAL SHARES TRANSACTIONS:
    PROCEEDS FROM SHARES SOLD - CLASS A ................................     10,429,884,979       8,521,232,089
    REINVESTMENT OF DISTRIBUTIONS - CLASS A ............................          7,427,144           1,760,169
    COST OF SHARES REDEEMED - CLASS A ..................................    (10,398,131,297)     (6,065,128,821)
                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS A ...............................................         39,180,826       2,457,863,437
                                                                           ----------------    ----------------
    PROCEEDS FROM SHARES SOLD - CLASS B ................................                N/A                 N/A
    REINVESTMENT OF DISTRIBUTIONS - CLASS B ............................                N/A                 N/A
    COST OF SHARES REDEEMED - CLASS B ..................................                N/A                 N/A
                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS B ...............................................                N/A                 N/A
                                                                           ----------------    ----------------
    PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS ....................                N/A                 N/A
    REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ................                N/A                 N/A
    COST OF SHARES REDEEMED - ADMINISTRATOR CLASS ......................                N/A                 N/A
                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS -
    ADMINISTRATOR CLASS ................................................                N/A                 N/A
                                                                           ----------------    ----------------
    PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ....................     30,679,921,452      72,140,884,611
    REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ................          5,919,568           2,467,118
    COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ......................    (31,381,603,066)    (71,744,782,379)
                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS -
    INSTITUTIONAL CLASS ................................................       (695,762,046)        398,569,350
                                                                           ----------------    ----------------
    PROCEEDS FROM SHARES SOLD - SERVICE CLASS ..........................     18,558,403,584      13,125,490,912
    REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS ......................          1,815,019           1,767,648
    COST OF SHARES REDEEMED - SERVICE CLASS ............................    (18,679,325,339)    (13,009,923,684)
                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - SERVICE CLASS .........................................       (119,106,736)        117,334,876
                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS ...................................................       (775,687,956)      2,973,767,663
                                                                           ================    ================
NET INCREASE (DECREASE) IN NET ASSETS ..................................       (775,856,204)      2,973,768,359
                                                                           ================    ================
ENDING NET ASSETS ......................................................   $  4,971,385,295    $  5,747,241,499
                                                                           ================    ================

                                                                                      100% TREASURY
                                                                                    MONEY MARKET FUND
                                                                           ------------------------------------

                                                                                    FOR THE             FOR THE
                                                                                 YEAR ENDED          YEAR ENDED
                                                                             MARCH 31, 2005      MARCH 31, 2004
---------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
    BEGINNING NET ASSETS ...............................................   $  3,140,902,133    $  2,934,927,382

OPERATIONS:
    NET INVESTMENT INCOME (LOSS) .......................................         34,956,971          15,457,310
    NET REALIZED GAIN (LOSS) ON INVESTMENTS ............................                999              89,370
                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ........         34,957,970          15,546,680
                                                                           ----------------    ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    NET INVESTMENT INCOME
        CLASS A ........................................................         (1,554,213)           (736,608)
        CLASS B ........................................................                N/A                 N/A
        ADMINISTRATOR CLASS ............................................                N/A                 N/A
        INSTITUTIONAL CLASS ............................................                N/A                 N/A
        SERVICE CLASS ..................................................        (33,402,758)        (14,720,799)
    NET REALIZED GAIN ON SALES OF INVESTMENTS
        CLASS A ........................................................             (3,210)                  0
        CLASS B ........................................................                N/A                 N/A
        ADMINISTRATOR CLASS ............................................                N/A                 N/A
        INSTITUTIONAL CLASS ............................................                N/A                 N/A
        SERVICE CLASS ..................................................            (68,994)                  0
CAPITAL SHARES TRANSACTIONS:
    PROCEEDS FROM SHARES SOLD - CLASS A ................................        319,141,466         449,479,514
    REINVESTMENT OF DISTRIBUTIONS - CLASS A ............................          1,544,672             820,154
    COST OF SHARES REDEEMED - CLASS A ..................................       (323,331,614)       (496,707,697)
                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS A ...............................................         (2,645,476)        (46,408,029)
                                                                           ----------------    ----------------
    PROCEEDS FROM SHARES SOLD - CLASS B ................................                N/A                 N/A
    REINVESTMENT OF DISTRIBUTIONS - CLASS B ............................                N/A                 N/A
    COST OF SHARES REDEEMED - CLASS B ..................................                N/A                 N/A
                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS B ...............................................                N/A                 N/A
                                                                           ----------------    ----------------
    PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS ....................                N/A                 N/A
    REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ................                N/A                 N/A
    COST OF SHARES REDEEMED - ADMINISTRATOR CLASS ......................                N/A                 N/A
                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS -
    ADMINISTRATOR CLASS ................................................                N/A                 N/A
                                                                           ----------------    ----------------
    PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ....................                N/A                 N/A
    REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ................                N/A                 N/A
    COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ......................                N/A                 N/A
                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS -
    INSTITUTIONAL CLASS ................................................                N/A                 N/A
                                                                           ----------------    ----------------
    PROCEEDS FROM SHARES SOLD - SERVICE CLASS ..........................     17,521,081,934      17,576,961,049
    REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS ......................          4,347,987           2,820,208
    COST OF SHARES REDEEMED - SERVICE CLASS ............................    (17,471,392,939)    (17,327,487,750)
                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - SERVICE CLASS .........................................         54,036,982         252,293,507
                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS ...................................................         51,391,506         205,885,478
                                                                           ================    ================
NET INCREASE (DECREASE) IN NET ASSETS ..................................         51,320,301         205,974,751
                                                                           ================    ================
ENDING NET ASSETS ......................................................   $  3,192,222,434    $  3,140,902,133
                                                                           ================    ================

WELLS FARGO MONEY MARKET FUNDS               STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                    NATIONAL TAX-FREE
                                                                                    MONEY MARKET FUND
                                                                           ------------------------------------

                                                                                   FOR THE              FOR THE
                                                                                 YEAR ENDED          YEAR ENDED
                                                                             MARCH 31, 2005   MARCH 31, 2004(1)
---------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
    SHARES SOLD - CLASS A ..............................................      1,518,234,814       1,398,990,945
    SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ...........          5,512,459           1,744,755
    SHARES REDEEMED - CLASS A ..........................................     (1,432,897,857)       (779,189,103)
                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ................         90,849,416         621,546,597
                                                                           ----------------    ----------------
    SHARES SOLD - CLASS B ..............................................                N/A                 N/A
    SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B ...........                N/A                 N/A
    SHARES REDEEMED - CLASS B ..........................................                N/A                 N/A
                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ................                N/A                 N/A
                                                                           ----------------    ----------------
    SHARES SOLD - ADMINISTRATOR CLASS ..................................                N/A                 N/A
    SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS                N/A                 N/A
    SHARES REDEEMED - ADMINISTRATOR CLASS ..............................                N/A                 N/A
                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ....                N/A                 N/A
                                                                           ----------------    ----------------
    SHARES SOLD - INSTITUTIONAL CLASS ..................................      6,349,839,660       1,282,046,089
    SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS          4,396,109             686,683
    SHARES REDEEMED -INSTITUTIONAL CLASS ...............................     (5,624,007,925)     (1,107,592,826)
                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ....        730,227,844         175,139,946
                                                                           ----------------    ----------------
    SHARES SOLD - SERVICE CLASS ........................................      2,722,964,590       2,154,668,543
    SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS .....          4,566,856           3,080,212
    SHARES REDEEMED - SERVICE CLASS ....................................     (2,794,346,879)     (2,297,000,992)
                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - SERVICE CLASS ..........        (66,815,433)       (139,252,237)
                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
  SHARE TRANSACTIONS ...................................................        754,261,827         657,434,306
                                                                           ================    ================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ...........   $              0    $              0
                                                                           ================    ================

(1) "PROCEEDS FROM SHARES SOLD" AND "SHARES SOLD" INCLUDE AMOUNTS RELATING TO FUND MERGERS. SEE NOTE 1.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS               WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                                                                      TREASURY PLUS
                                                                                    MONEY MARKET FUND
                                                                           ------------------------------------

                                                                                    FOR THE            FOR THE
                                                                                 YEAR ENDED          YEAR ENDED
                                                                             MARCH 31, 2005   MARCH 31, 2004(1)
---------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
    SHARES SOLD - CLASS A ..............................................     10,429,884,979       8,521,278,167
    SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ...........          7,427,144           1,760,169
    SHARES REDEEMED - CLASS A ..........................................    (10,398,131,297)     (6,065,128,821)
                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ................         39,180,826       2,457,909,515
                                                                           ----------------    ----------------
    SHARES SOLD - CLASS B ..............................................                N/A                 N/A
    SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B ...........                N/A                 N/A
    SHARES REDEEMED - CLASS B ..........................................                N/A                 N/A
                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ................                N/A                 N/A
                                                                           ----------------    ----------------
    SHARES SOLD - ADMINISTRATOR CLASS ..................................                N/A                 N/A
    SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS                N/A                 N/A
    SHARES REDEEMED - ADMINISTRATOR CLASS ..............................                N/A                 N/A
                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ....                N/A                 N/A
                                                                           ----------------    ----------------
    SHARES SOLD - INSTITUTIONAL CLASS ..................................     30,679,921,450      72,140,884,610
    SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS          5,919,568           2,467,118
    SHARES REDEEMED -INSTITUTIONAL CLASS ...............................    (31,381,603,066)    (71,744,782,379)
                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ....       (695,762,048)        398,569,349
                                                                           ----------------    ----------------
    SHARES SOLD - SERVICE CLASS ........................................     18,558,403,584      13,125,490,912
    SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS .....          1,815,019           1,767,648
    SHARES REDEEMED - SERVICE CLASS ....................................    (18,679,325,339)    (13,009,923,684)
                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - SERVICE CLASS ..........       (119,106,736)        117,334,876
                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
  SHARE TRANSACTIONS ...................................................       (775,687,958)      2,973,813,740
                                                                           ================    ================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ...........   $            644    $         (3,441)
                                                                           ================    ================

                                                                                      100% TREASURY
                                                                                    MONEY MARKET FUND
                                                                           ------------------------------------

                                                                                   FOR THE              FOR THE
                                                                                 YEAR ENDED          YEAR ENDED
                                                                             MARCH 31, 2005      MARCH 31, 2004
---------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
    SHARES SOLD - CLASS A ..............................................        319,141,466         449,479,514
    SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ...........          1,544,672             820,154
    SHARES REDEEMED - CLASS A ..........................................       (323,331,614)       (496,707,697)
                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ................         (2,645,476)        (46,408,029)
                                                                           ----------------    ----------------
    SHARES SOLD - CLASS B ..............................................                N/A                 N/A
    SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B ...........                N/A                 N/A
    SHARES REDEEMED - CLASS B ..........................................                N/A                 N/A
                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ................                N/A                 N/A
                                                                           ----------------    ----------------
    SHARES SOLD - ADMINISTRATOR CLASS ..................................                N/A                 N/A
    SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS                N/A                 N/A
    SHARES REDEEMED - ADMINISTRATOR CLASS ..............................                N/A                 N/A
                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ....                N/A                 N/A
                                                                           ----------------    ----------------
    SHARES SOLD - INSTITUTIONAL CLASS ..................................                N/A                 N/A
    SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS                N/A                 N/A
    SHARES REDEEMED -INSTITUTIONAL CLASS ...............................                N/A                 N/A
                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ....                N/A                 N/A
                                                                           ----------------    ----------------
    SHARES SOLD - SERVICE CLASS ........................................     17,521,081,937      17,576,961,049
    SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS .....          4,347,987           2,820,208
    SHARES REDEEMED - SERVICE CLASS ....................................    (17,471,392,939)    (17,327,487,745)
                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - SERVICE CLASS ..........         54,036,985         252,293,512
                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
  SHARE TRANSACTIONS ...................................................         51,391,509         205,885,483
                                                                           ================    ================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ...........   $        172,889    $         64,581
                                                                           ================    ================

WELLS FARGO MONEY MARKET FUNDS                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                           NET REALIZED
                                               BEGINNING                            AND    DISTRIBUTIONS
                                               NET ASSET          NET        UNREALIZED         FROM NET
                                               VALUE PER   INVESTMENT    GAIN (LOSS) ON       INVESTMENT
                                                   SHARE       INCOME       INVESTMENTS           INCOME
--------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND

CLASS A
APRIL 1, 2004 TO MARCH 31, 2005 ............       $1.00         0.01              0.00            (0.01)
APRIL 1, 2003 TO MARCH 31, 2004 ............       $1.00         0.00              0.00             0.00
APRIL 1, 2002 TO MARCH 31, 2003 ............       $1.00         0.01              0.00            (0.01)
APRIL 1, 2001 TO MARCH 31, 2002 ............       $1.00         0.02              0.00            (0.02)
APRIL 1, 2000 TO MARCH 31, 2001 ............       $1.00         0.03              0.00            (0.03)

GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------------------------------
CLASS A
APRIL 1, 2004 TO MARCH 31, 2005 ............       $1.00         0.01              0.00            (0.01)
APRIL 1, 2003 TO MARCH 31, 2004 ............       $1.00         0.00              0.00             0.00
APRIL 1, 2002 TO MARCH 31, 2003 ............       $1.00         0.01              0.00            (0.01)
APRIL 1, 2001 TO MARCH 31, 2002 ............       $1.00         0.03              0.00            (0.03)
APRIL 1, 2000 TO MARCH 31, 2001 ............       $1.00         0.06              0.00            (0.06)

MINNESOTA MONEY MARKET FUND
--------------------------------------------------------------------------------------------------------
CLASS A
APRIL 1, 2004 TO MARCH 31, 2005 ............       $1.00         0.01              0.00            (0.01)
APRIL 1, 2003 TO MARCH 31, 2004 ............       $1.00         0.00              0.00             0.00
APRIL 1, 2002 TO MARCH 31, 2003 ............       $1.00         0.01              0.00            (0.01)
APRIL 1, 2001 TO MARCH 31, 2002 ............       $1.00         0.02              0.00            (0.02)
AUGUST 14, 2000(3) TO MARCH 31, 2001 .......       $1.00         0.02              0.00            (0.02)

MONEY MARKET FUND
--------------------------------------------------------------------------------------------------------
CLASS A
APRIL 1, 2004 TO MARCH 31, 2005 ............       $1.00         0.01              0.00             0.01
APRIL 1, 2003 TO MARCH 31, 2004 ............       $1.00         0.00              0.00             0.00
APRIL 1, 2002 TO MARCH 31, 2003 ............       $1.00         0.01              0.00            (0.01)
APRIL 1, 2001 TO MARCH 31, 2002 ............       $1.00         0.03              0.00            (0.03)
APRIL 1, 2000 TO MARCH 31, 2001 ............       $1.00         0.06              0.00            (0.06)

CLASS B
APRIL 1, 2004 TO MARCH 31, 2005 ............       $1.00         0.00              0.00             0.00
APRIL 1, 2003 TO MARCH 31, 2004 ............       $1.00         0.00              0.00             0.00
APRIL 1, 2002 TO MARCH 31, 2003 ............       $1.00         0.00              0.00             0.00
APRIL 1, 2001 TO MARCH 31, 2002 ............       $1.00         0.02              0.00            (0.02)
APRIL 1, 2000 TO MARCH 31, 2001 ............       $1.00         0.05              0.00            (0.05)

NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------------------------------
CLASS A
APRIL 1, 2004 TO MARCH 31, 2005 ............       $1.00         0.01              0.00            (0.01)
JULY 28, 2003(3) TO MARCH 31, 2004 .........       $1.00         0.00              0.00             0.00

TREASURY PLUS MONEY MARKET FUND
--------------------------------------------------------------------------------------------------------
CLASS A
APRIL 1, 2004 TO MARCH 31, 2005 ............       $1.00         0.01              0.00            (0.01)
JULY 28, 2003(3) TO MARCH 31, 2004 .........       $1.00         0.00              0.00             0.00

100% TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------------------------------
CLASS A
APRIL 1, 2004 TO MARCH 31, 2005 ............       $1.00         0.01              0.00            (0.01)
APRIL 1, 2003 TO MARCH 31, 2004 ............       $1.00         0.00              0.00             0.00
APRIL 1, 2002 TO MARCH 31, 2003 ............       $1.00         0.01              0.00            (0.01)
APRIL 1, 2001 TO MARCH 31, 2002 ............       $1.00         0.02              0.00            (0.02)
APRIL 1, 2000 TO MARCH 31, 2001 ............       $1.00         0.05              0.00            (0.05)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                              WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                              DISTRIBUTIONS      ENDING      RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                   FROM NET   NET ASSET    -------------------------------------------------
                                                   REALIZED   VALUE PER    NET INVESTMENT      GROSS    EXPENSES         NET
                                                      GAINS       SHARE     INCOME (LOSS)   EXPENSES      WAIVED    EXPENSES
----------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND

CLASS A
APRIL 1, 2004 TO MARCH 31, 2005 ............           0.00       $1.00              0.78%      0.84%      (0.19)%      0.65%
APRIL 1, 2003 TO MARCH 31, 2004 ............           0.00       $1.00              0.36%      0.85%      (0.20)%      0.65%
APRIL 1, 2002 TO MARCH 31, 2003 ............           0.00       $1.00              0.72%      0.77%      (0.12)%      0.65%
APRIL 1, 2001 TO MARCH 31, 2002 ............           0.00       $1.00              1.52%      0.77%      (0.12)%      0.65%
APRIL 1, 2000 TO MARCH 31, 2001 ............           0.00       $1.00              2.93%      0.77%      (0.12)%      0.65%

GOVERNMENT MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------------------
CLASS A
APRIL 1, 2004 TO MARCH 31, 2005 ............           0.00       $1.00              1.17%      0.65%       0.00%       0.65%
APRIL 1, 2003 TO MARCH 31, 2004 ............           0.00       $1.00              0.46%      0.71%      (0.04)%      0.67%
APRIL 1, 2002 TO MARCH 31, 2003 ............           0.00       $1.00              0.97%      0.81%      (0.06)%      0.75%
APRIL 1, 2001 TO MARCH 31, 2002 ............           0.00       $1.00              2.33%      1.00%      (0.25)%      0.75%
APRIL 1, 2000 TO MARCH 31, 2001 ............           0.00       $1.00              5.69%      0.81%      (0.06)%      0.75%

MINNESOTA MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------------------
CLASS A
APRIL 1, 2004 TO MARCH 31, 2005 ............           0.00       $1.00              0.66%      0.89%      (0.09)%      0.80%
APRIL 1, 2003 TO MARCH 31, 2004 ............           0.00       $1.00              0.28%      0.90%      (0.10)%      0.80%
APRIL 1, 2002 TO MARCH 31, 2003 ............           0.00       $1.00              0.72%      0.83%      (0.03)%      0.80%
APRIL 1, 2001 TO MARCH 31, 2002 ............           0.00       $1.00              1.65%      0.83%      (0.03)%      0.80%
AUGUST 14, 2000(3) TO MARCH 31, 2001 .......           0.00       $1.00              2.03%      0.56%      (0.05)%      0.51%

MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------------------
CLASS A
APRIL 1, 2004 TO MARCH 31, 2005 ............           0.00       $1.00              1.02%      0.87%      (0.11)%      0.76%
APRIL 1, 2003 TO MARCH 31, 2004 ............           0.00       $1.00              0.41%      0.93%      (0.17)%      0.76%
APRIL 1, 2002 TO MARCH 31, 2003 ............           0.00       $1.00              1.01%      0.97%      (0.21)%      0.76%
APRIL 1, 2001 TO MARCH 31, 2002 ............           0.00       $1.00              2.58%      0.97%      (0.21)%      0.76%
APRIL 1, 2000 TO MARCH 31, 2001 ............           0.00       $1.00              5.60%      0.95%      (0.19)%      0.76%

CLASS B
APRIL 1, 2004 TO MARCH 31, 2005 ............           0.00       $1.00              0.41%      1.62%      (0.28)%      1.34%
APRIL 1, 2003 TO MARCH 31, 2004 ............           0.00       $1.00              0.12%      1.68%      (0.63)%      1.05%
APRIL 1, 2002 TO MARCH 31, 2003 ............           0.00       $1.00              0.32%      1.61%      (0.15)%      1.46%
APRIL 1, 2001 TO MARCH 31, 2002 ............           0.00       $1.00              1.76%      1.60%      (0.09)%      1.51%
APRIL 1, 2000 TO MARCH 31, 2001 ............           0.00       $1.00              4.86%      1.69%      (0.18)%      1.51%

NATIONAL TAX-FREE MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------------------
CLASS A
APRIL 1, 2004 TO MARCH 31, 2005 ............           0.00       $1.00              0.80%      0.65%       0.00%       0.65%
JULY 28, 2003(3) TO MARCH 31, 2004 .........           0.00       $1.00              0.37%      0.65%       0.00%       0.65%

TREASURY PLUS MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------------------
CLASS A
APRIL 1, 2004 TO MARCH 31, 2005 ............           0.00       $1.00              1.02%      0.66%      (0.01)%      0.65%
JULY 28, 2003(3) TO MARCH 31, 2004 .........           0.00       $1.00              0.39%      0.66%      (0.01)%      0.65%

100% TREASURY MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------------------
CLASS A
APRIL 1, 2004 TO MARCH 31, 2005 ............           0.00       $1.00              0.94%      0.86%      (0.21)%      0.65%
APRIL 1, 2003 TO MARCH 31, 2004 ............           0.00       $1.00              0.37%      0.90%      (0.25)%      0.65%
APRIL 1, 2002 TO MARCH 31, 2003 ............           0.00       $1.00              0.94%      0.81%      (0.16)%      0.65%
APRIL 1, 2001 TO MARCH 31, 2002 ............           0.00       $1.00              2.33%      0.79%      (0.14)%      0.65%
APRIL 1, 2000 TO MARCH 31, 2001 ............           0.00       $1.00              5.28%      0.74%      (0.09)%      0.65%

                                                                 NET ASSETS AT
                                                      TOTAL      END OF PERIOD
                                                  RETURN(2)    (000'S OMITTED)
------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND

CLASS A
APRIL 1, 2004 TO MARCH 31, 2005 ............           0.79%      $  2,423,170
APRIL 1, 2003 TO MARCH 31, 2004 ............           0.36%      $  2,262,957
APRIL 1, 2002 TO MARCH 31, 2003 ............           0.73%      $  2,357,684
APRIL 1, 2001 TO MARCH 31, 2002 ............           1.54%      $  2,448,719
APRIL 1, 2000 TO MARCH 31, 2001 ............           2.99%      $  2,528,345

GOVERNMENT MONEY MARKET FUND
------------------------------------------------------------------------------
CLASS A
APRIL 1, 2004 TO MARCH 31, 2005 ............           1.11%      $    566,832
APRIL 1, 2003 TO MARCH 31, 2004 ............           0.47%      $    365,169
APRIL 1, 2002 TO MARCH 31, 2003 ............           1.02%      $    245,642
APRIL 1, 2001 TO MARCH 31, 2002 ............           2.60%      $    144,577
APRIL 1, 2000 TO MARCH 31, 2001 ............           5.70%      $     72,460

MINNESOTA MONEY MARKET FUND
------------------------------------------------------------------------------
CLASS A
APRIL 1, 2004 TO MARCH 31, 2005 ............           0.68%      $    119,148
APRIL 1, 2003 TO MARCH 31, 2004 ............           0.28%      $    117,237
APRIL 1, 2002 TO MARCH 31, 2003 ............           0.73%      $    127,193
APRIL 1, 2001 TO MARCH 31, 2002 ............           1.75%      $    141,873
AUGUST 14, 2000(3) TO MARCH 31, 2001 .......           2.07%      $    113,871

MONEY MARKET FUND
------------------------------------------------------------------------------
CLASS A
APRIL 1, 2004 TO MARCH 31, 2005 ............           1.03%      $  5,268,694
APRIL 1, 2003 TO MARCH 31, 2004 ............           0.41%      $  5,694,911
APRIL 1, 2002 TO MARCH 31, 2003 ............           1.01%      $  6,728,119
APRIL 1, 2001 TO MARCH 31, 2002 ............           2.54%      $  7,835,864
APRIL 1, 2000 TO MARCH 31, 2001 ............           5.77%      $ 14,406,458

CLASS B
APRIL 1, 2004 TO MARCH 31, 2005 ............           0.44%      $  1,293,680
APRIL 1, 2003 TO MARCH 31, 2004 ............           0.12%      $  1,591,061
APRIL 1, 2002 TO MARCH 31, 2003 ............           0.31%      $  1,882,817
APRIL 1, 2001 TO MARCH 31, 2002 ............           1.78%      $  2,373,287
APRIL 1, 2000 TO MARCH 31, 2001 ............           4.99%      $  2,493,119

NATIONAL TAX-FREE MONEY MARKET FUND
------------------------------------------------------------------------------
CLASS A
APRIL 1, 2004 TO MARCH 31, 2005 ............           0.82%      $    712,405
JULY 28, 2003(3) TO MARCH 31, 2004 .........           0.25%      $    621,663

TREASURY PLUS MONEY MARKET FUND
------------------------------------------------------------------------------
CLASS A
APRIL 1, 2004 TO MARCH 31, 2005 ............           1.02%      $  2,496,955
JULY 28, 2003(3) TO MARCH 31, 2004 .........           0.26%      $  2,457,864

100% TREASURY MONEY MARKET FUND
------------------------------------------------------------------------------
CLASS A
APRIL 1, 2004 TO MARCH 31, 2005 ............           0.96%      $    160,233
APRIL 1, 2003 TO MARCH 31, 2004 ............           0.36%      $    162,883
APRIL 1, 2002 TO MARCH 31, 2003 ............           0.96%      $    209,285
APRIL 1, 2001 TO MARCH 31, 2002 ............           2.48%      $    161,947
APRIL 1, 2000 TO MARCH 31, 2001 ............           5.39%      $     98,260

WELLS FARGO MONEY MARKET FUNDS                     NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS

(1) During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
      3).

(2) Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.

(3)   Commencement of operations.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS                     WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------
      Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and is currently comprised of 74 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the California Tax-Free Money Market Fund, Government Money Market Fund, Minnesota Money Market Fund, Money Market Fund, National Tax-Free Money Market Fund, Treasury Plus Money Market Fund, and 100% Treasury Money Market Fund.

      Each Fund, except the California Tax-Free Money Market Fund and Minnesota Money Market Fund, is a diversified series of the Trust. The California Tax-Free Money Market Fund and Minnesota Money Market Fund are non-diversified series of the Trust.

      Effective at the close of business on June 6, 2003, the Wells Fargo Government Money Market Fund acquired all of the net assets of the Montgomery Government Money Market Fund. The Montgomery Government Money Market Fund exchanged its 180,530,053 Class R shares (valued at $180,585,365) for 180,530,053 Service Class shares of the Wells Fargo Government Money Market Fund.

      Effective at the close of business on July 25, 2003, the Government Money Market Fund acquired all of the net assets of the Government Institutional Money Market Fund. The Government Institutional Money Market Fund exchanged its 1,081,553,886 Institutional Class shares (valued at $1,081,553,928) for 1,081,553,886 Institutional Class shares of the Government Money Market Fund.

      Effective at the close of business on July 25, 2003, the National Tax-Free Money Market Fund (formerly named the National Tax-Free Institutional Money Market Fund) (the "Acquiring Fund") acquired all of the net assets of the National Tax-Free Money Market Fund (the "Target Fund"). The Target Fund exchanged its 667,850,273 Class A shares (valued at $667,870,144) for 667,850,273 Class A shares of the Acquiring Fund.

      Effective at the close of business on July 25, 2003, the Treasury Plus Money Market Fund (formerly named the Treasury Plus Institutional Money Market
Fund) (the "Acquiring Fund") acquired all of the net assets of the Treasury Plus Money Market Fund (the "Target Fund"). The Target Fund exchanged its 2,352,982,205 Class A shares (valued at $2,352,936,127) for 2,352,982,205 Class
A shares of the Acquiring Fund.

      The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholding servicing and administration fees.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------
      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

      The Fund(s) invests only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

      The amortized cost method is used to value portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Fund(s) seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

      Investments which are not valued using any of the methods discussed above, are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

WELLS FARGO MONEY MARKET FUNDS                     NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS

      Net investment income, if any, is declared daily and distributed to shareholders monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

      For federal income tax purposes, a Fund may designate as capital gains dividends the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

      Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

      At March 31, 2005, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of Assets and
Liabilities:

                                       Undistributed Net      Undistributed Net    Paid-in
Fund                                   Investment Income     Realized Gain/Loss    Capital
TREASURY PLUS MONEY MARKET FUND           $   4,088             $   (4,088)          $ 0

100% TREASURY MONEY MARKET FUND             108,308               (108,308)            0

FEDERAL INCOME TAXES

      Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at March 31, 2005.

      At March 31, 2005, estimated net capital loss carryforwards, which are available to offset future net realized capital gains, were:

Fund                                 Year Expires    Capital Loss Carryforwards

MINNESOTA MONEY MARKET FUND              2013                 $ 15,025

MONEY MARKET FUND                        2013                  222,072

TREASURY PLUS MONEY MARKET FUND          2013                  140,876

100% TREASURY MONEY MARKET FUND          2013                   37,866

      At March 31, 2005, current year deferred post-October capital losses, which will be treated as realized for tax purposes on the first day of the succeeding year, were:

                                                      Deferred Post-October
Fund                                                     Capital Loss

CALIFORNIA TAX-FREE MONEY MARKET FUND                       $97,616

MONEY MARKET FUND                                            27,383

NATIONAL TAX-FREE MONEY MARKET FUND                          92,203

TREASURY PLUS MONEY MARKET FUND                              31,669

100% TREASURY MONEY MARKET FUND                              76,364

REPURCHASE AGREEMENTS

      The Fund(s) may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

WHEN-ISSUED TRANSACTIONS

      Each Fund may purchase securities on a forward commitment or `when-issued' basis. A Fund records a when-issued transaction on the trade date and will segregate with the custodian qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

NOTES TO FINANCIAL STATEMENTS                     WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

      Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment sub-adviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                                                                                         Sub-Advisory Fee
                                                     Advisory Fee*                                        (% of Average
                            Average Daily            (% of Average                      Average Daily       Daily Net
Fund                          Net Assets           Daily Net Assets)    Sub-Adviser      Net Assets          Assets)
CALIFORNIA TAX-FREE            $0 - $999 million         0.300         Wells Capital   $0 - $1 billion         0.05
MONEY MARKET FUND     $1 billion - $4.99 billion         0.275          Management        > $1 billion         0.04
                                 > $4.99 billion         0.250         Incorporated

GOVERNMENT                            All Levels          0.10         Wells Capital   $0 - $1 billion         0.05
MONEY MARKET FUND                                                       Management        > $1 billion         0.04
                                                                       Incorporated

MINNESOTA                      $0 - $999 million         0.300         Wells Capital   $0 - $1 billion         0.05
MONEY MARKET FUND     $1 billion - $4.99 billion         0.275          Management        > $1 billion         0.04
                                 > $4.99 billion         0.250         Incorporated

MONEY MARKET FUND              $0 - $999 million         0.300         Wells Capital   $0 - $1 billion         0.05
                      $1 billion - $4.99 billion         0.275          Management        > $1 billion         0.04
                                 > $4.99 billion         0.250         Incorporated

NATIONAL TAX-FREE                     All Levels          0.10         Wells Capital   $0 - $1 billion         0.05
MONEY MARKET FUND                                                       Management        > $1 billion         0.04
                                                                       Incorporated

TREASURY PLUS                         All Levels          0.10         Wells Capital   $0 - $1 billion         0.05
MONEY MARKET FUND                                                       Management        > $1 billion         0.04
                                                                       Incorporated

100% TREASURY                  $0 - $999 million         0.300         Wells Capital   $0 - $1 billion         0.05
MONEY MARKET FUND     $1 billion - $4.99 billion         0.275          Management        > $1 billion         0.04
                                 > $4.99 billion         0.250         Incorporated

* Effective August 2, 2004. Prior to August 2, 2004, Funds Management was entitled to be paid a monthly advisory fee at the following annual rates:

                                                       Advisory Fee
Fund                                          (% of Average Daily Net Assets)

CALIFORNIA TAX-FREE MONEY MARKET FUND                      0.30

GOVERNMENT MONEY MARKET FUND                               0.10

MINNESOTA MONEY MARKET FUND                                0.30

MONEY MARKET FUND                                          0.40

NATIONAL TAX-FREE MONEY MARKET FUND                        0.10

TREASURY PLUS MONEY MARKET FUND                            0.10

100% TREASURY MONEY MARKET FUND                            0.35

WELLS FARGO MONEY MARKET FUNDS                     NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

ADMINISTRATION AND TRANSFER AGENT FEES

      The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

                         Average Daily                     Admin Fee *
                          Net Assets            (% of Average Daily Net Assets)

FUND LEVEL            $0 - $4.99 billion                       0.05
                  $5 billion - $9.99 billion                   0.04
                        > $9.99 billion                        0.03

CLASS A                                                        0.22

CLASS B                                                        0.22

* Effective August 2, 2004. Prior to August 2, 2004, Funds Management was entitled to be paid a fund level administration fee of 0.05% of average daily net assets.

      The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator for its services as transfer agent.

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to certain transaction charges plus a monthly fee for custody services at the following annual rates:

                                                             % of Average
                                                           Daily Net Assets

      ALL FUNDS                                                  0.02

SHAREHOLDER SERVICING FEES

      The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:

                                                  Administrator   Institutional
Fund                          Class A   Class B        Class           Class             Service Class
CALIFORNIA TAX-FREE
MONEY MARKET FUND              0.25%      N/A           N/A             N/A                  0.25%

GOVERNMENT MONEY
MARKET FUND                    0.25%      N/A          0.10%           0.00%                 0.25%

MINNESOTA MONEY
MARKET FUND                    0.25%      N/A           N/A             N/A                   N/A

MONEY MARKET FUND              0.25%     0.25%          N/A             N/A                   N/A

NATIONAL TAX-FREE
MONEY MARKET FUND              0.25%      N/A           N/A            0.00%                 0.25%

TREASURY PLUS MONEY
MARKET FUND                    0.25%      N/A           N/A            0.00%                 0.25%

100% TREASURY MONEY
MARKET FUND                    0.25%      N/A           N/A             N/A                  0.25%

NOTES TO FINANCIAL STATEMENTS                     WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

For the year ended March 31, 2005, shareholder servicing fees paid were as follows:


                                                    Administrator   Institutional
Fund                        Class A      Class B       Class            Class            Service Class
CALIFORNIA TAX-FREE
MONEY MARKET FUND         $ 5,575,810      N/A           N/A             N/A             $    570,268

GOVERNMENT MONEY
MARKET FUND                 1,137,143      N/A         462,484            0                13,456,050

MINNESOTA MONEY
MARKET FUND                   260,702      N/A           N/A             N/A                   N/A

MONEY MARKET FUND          13,619,305   3,604,427        N/A             N/A                   N/A

NATIONAL TAX-FREE
MONEY MARKET FUND           1,706,136      N/A           N/A              0                 3,015,785

TREASURY PLUS MONEY
MARKET FUND                 5,927,092      N/A           N/A              0                 2,761,244

100% TREASURY MONEY
MARKET FUND                   411,951      N/A           N/A             N/A                4,991,895

DISTRIBUTION FEES

      The Trust has adopted a Distribution Plan (the "Plan") for Class B shares of the Money Market Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B shares and paid to Stephens Inc. ("Stephens"). The Board of Trustees approved the replacement of Stephens as distributor with Wells Fargo Funds Distributor, LLC ("Distributor") effective April 11, 2005. The Class B shares of the Fund paid Stephens and will pay the Distributor an annual fee of up to 0.75% of the average daily net assets.

      For the year ended March 31, 2005, distribution fees paid are disclosed on the Statement of Operations.

OTHER FEES

      PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset based fee, and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

WAIVED FEES AND REIMBURSED EXPENSES

      All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the year ended March 31, 2005, were waived by Funds Management proportionately from all classes, first from advisory fees, and then from other class specific expenses, if applicable. The Fund's Adviser has committed to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund(s). Net operating expense ratios during the period were as follows:

                                               NET OPERATING EXPENSE RATIOS
Fund                                       Class A                      Class B

CALIFORNIA TAX-FREE MONEY MARKET FUND       0.65%                         N/A

GOVERNMENT MONEY MARKET FUND                0.65%                         N/A

MINNESOTA MONEY MARKET FUND                 0.80%                         N/A

MONEY MARKET FUND                           0.76%                        1.51%

NATIONAL TAX-FREE MONEY MARKET FUND         0.65%                         N/A

TREASURY PLUS MONEY MARKET FUND             0.65%                         N/A

100% TREASURY MONEY MARKET FUND             0.65%                         N/A

WELLS FARGO MONEY MARKET FUNDS                     NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4. DISTRIBUTION TO SHAREHOLDERS
--------------------------------------------------------------------------------
      The tax character of distributions paid during the year ended March 31, 2005 was as follows:


                                           Tax-Exempt     Ordinary        Long-Term      Dividends Paid
Fund                                         Income        Income       Capital Gain     on Redemption        Total
CALIFORNIA TAX-FREE MONEY MARKET FUND     $ 20,703,445   $     5,432      $ 227,672            $ 0         $ 20,936,549

GOVERNMENT MONEY MARKET FUND                         0   133,925,765              0              0          133,925,765

MINNESOTA MONEY MARKET FUND                    690,014        26,632          9,775              0              726,421

MONEY MARKET FUND                                    0    61,271,614              0              0           61,271,614

NATIONAL TAX-FREE MONEY MARKET FUND         25,810,447       139,049        231,259              0           26,180,755

TREASURY PLUS MONEY MARKET FUND                      0    55,985,914              0              0           55,985,914

100% TREASURY MONEY MARKET FUND                      0    35,029,175              0              0           35,029,175

      The tax character of distributions paid during the year ended March 31, 2004 was as follows:

                                           Tax-Exempt     Ordinary        Long-Term      Dividends Paid
Fund                                         Income        Income       Capital Gain     on Redemption        Total
CALIFORNIA TAX-FREE MONEY MARKET FUND     $ 10,069,204   $         0     $   36,832            $ 0         $ 10,106,036

GOVERNMENT MONEY MARKET FUND                         0    41,404,914              0              0           41,404,914

MINNESOTA MONEY MARKET FUND                    362,596             0              0              0              362,596

MONEY MARKET FUND                                    0    27,758,405              0              0           27,758,405

NATIONAL TAX-FREE MONEY MARKET FUND         11,088,187         8,122          2,506              0           11,098,815

TREASURY PLUS MONEY MARKET FUND                      0    30,405,550              0              0           30,405,550

100% TREASURY MONEY MARKET FUND                      0    15,457,407              0              0           15,457,407

      As of March 31, 2005, the components of distributable earnings on a tax basis are shown on the table below.

                         Undistributed  Undistributed    Undistributed     Unrealized
                          Tax-Exempt      Ordinary         Long-Term      Appreciation   Capital Loss
Fund                        Income         Income            Gain        (Depreciation)  Carryforward*        Total
CALIFORNIA TAX-FREE
MONEY MARKET FUND         $  503,955     $         0          $ 0             $ 0         $  (97,616)       $   406,339

GOVERNMENT
MONEY MARKET FUND                  0      15,370,336            0               0                  0         15,370,336

MINNESOTA
MONEY MARKET FUND                577               0            0               0            (15,025)           (14,448)

MONEY MARKET FUND                  0         429,596            0               0           (249,455)           180,141

NATIONAL TAX-FREE
MONEY MARKET FUND          1,394,408               0            0               0            (92,203)         1,302,205

TREASURY PLUS
MONEY MARKET FUND                  0       6,076,130            0               0           (172,545)         5,903,585

100% TREASURY
MONEY MARKET FUND                  0       4,690,758            0               0           (114,230)         4,576,528

* This amount includes any post-October loss, which will reverse on the first day of the following fiscal year.

5. SUBSEQUENT EVENTS
--------------------------------------------------------------------------------

REORGANIZATION AND MEETING OF SHAREHOLDERS

      On May 25, 2004, Wells Fargo & Company and Strong Financial Corporation reached an agreement that provided for Wells Fargo to acquire certain assets under management from Strong. Included among those assets under management were the Strong Funds family of mutual funds. This acquisition was consummated on December 31, 2004.

      In September 2004, the Strong Funds' Board of Directors and the WELLS FARGO FUNDS Board of Trustees unanimously approved the reorganization of the Strong Funds into WELLS FARGO FUNDS. In December 2004, the Strong Funds' shareholders approved the reorganization. The reorganization was consummated at the close of business on April 8, 2005.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM                           WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

THE BOARD OF TRUSTEES AND CLASS A AND B SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

      We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the California Tax-Free Money Market Fund, Government Money Market Fund, Minnesota Money Market Fund, Money Market Fund, National Tax-Free Money Market Fund, Treasury Plus Money Market Fund, and 100% Treasury Money Market Fund (the "Funds"), each a series of the Wells Fargo Funds Trust, as of March 31, 2005, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2005, by correspondence with the custodian and brokers. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned Funds of the Wells Fargo Funds Trust as of March 31, 2005, the results of their operations for the year then ended, and the changes in their net assets and their financial highlights for the periods presented, in conformity with U.S. generally accepted accounting principles.


/s/ KPMG LLP

Philadelphia, Pennsylvania
May 19, 2005

WELLS FARGO MONEY MARKET FUNDS                     OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

      A description of the policies and procedures that the Fund(s) uses to determine how to vote proxies relating to portfolio securities and information regarding the results of such voting during the most recent 12-month period ended June 30, is available without charge, upon request, by calling 1-800-222-8222, visiting our website at WWW.WELLSFARGOFUNDS.COM or visiting the SEC website at WWW.SEC.GOV.

PORTFOLIO HOLDINGS INFORMATION

      The Fund(s) files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at WWW.SEC.GOV. In addition, the Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

TAX INFORMATION

      For federal and California income tax purposes, the following Fund(s) designates a percentage of its distributions paid from net investment income during the year as exempt-interest dividends under Section 852(b)(5) of the Code and under Section 17145 of the California Revenue and Taxation Code:

                                                % of the distributions paid
Fund                                            from net investment income

CALIFORNIA TAX-FREE MONEY MARKET FUND                       100

      For federal income tax purposes, the following Fund(s) designates a percentage of its distributions paid from net investment income during the year as exempt-interest dividends under Section 852(b)(5) of the Code:

                                                % of the distributions paid
Fund                                            from net investment income

MINNESOTA MONEY MARKET FUND                                 100

NATIONAL TAX-FREE MONEY MARKET FUND                         100

      For California income tax purposes, the following Fund(s) designates a percentage of its distributions paid from net investment income during the year as California exempt-interest dividends under Section 17145 of the California Revenue and Taxation Code:

                                                % of the distributions paid
Fund                                            from net investment income

100% TREASURY MONEY MARKET FUND                             100

      Pursuant to Section 852(b)(3) of the Internal Revenue Code, the Fund(s) listed below designates the following amounts as long-term capital gain dividends for the year:

Fund                                                 Long-Term Capital Gain

CALIFORNIA TAX-FREE MONEY MARKET FUND                       $227,672

MINNESOTA MONEY MARKET FUND                                    9,775

NATIONAL TAX-FREE MONEY MARKET FUND                          231,259

OTHER INFORMATION (UNAUDITED)                     WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

BOARD OF TRUSTEES

      The following table provides basic information about the Board of Trustees ("Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 101 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Nominating Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INTERESTED TRUSTEES**

                                 POSITION HELD AND          PRINCIPAL OCCUPATIONS DURING
NAME AND AGE                     LENGTH OF SERVICE ***      PAST FIVE YEARS                    OTHER DIRECTORSHIPS
Robert C. Brown****              Trustee since 1992         Retired.                           None
73
------------------------------------------------------------------------------------------------------------------
J. Tucker Morse                  Trustee since 1987         Private Investor/Real Estate       None
60                                                          Developer; Chairman of White
                                                            Point Capital, LLC.
------------------------------------------------------------------------------------------------------------------

NON-INTERESTED TRUSTEES

                                 POSITION HELD AND          PRINCIPAL OCCUPATIONS DURING
NAME AND AGE                     LENGTH OF SERVICE ***      PAST FIVE YEARS                    OTHER DIRECTORSHIPS
Thomas S. Goho                   Trustee since 1987         Associate Professor of             None
62                                                          Finance,Wake Forest University,
                                                            Calloway School of Business
                                                            and Accountancy.
------------------------------------------------------------------------------------------------------------------
Peter G. Gordon                  Trustee since 1998         Chairman, CEO, and Co-             None
62                               (Chairman since 2004)      Founder of Crystal Geyser
                                                            Water Company and President
                                                            of Crystal Geyser Roxane Water
                                                            Company.
------------------------------------------------------------------------------------------------------------------
Richard M. Leach                 Trustee since 1987         Retired. Prior thereto, President  None
71                                                          of Richard M. Leach Associates
                                                            (a financial consulting firm).
------------------------------------------------------------------------------------------------------------------
Timothy J. Penny                 Trustee since 1996         Senior Counselor to the public     None
53                                                          relations firm of Himle-Horner
                                                            and Senior Fellow at the
                                                            Humphrey Institute,
                                                            Minneapolis, Minnesota (a
                                                            public policy organization).
------------------------------------------------------------------------------------------------------------------
Donald C. Willeke                Trustee since 1996         Principal in the law firm of       None
64                                                          Willeke & Daniels.
------------------------------------------------------------------------------------------------------------------

WELLS FARGO MONEY MARKET FUNDS                     OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

OFFICERS

                                 POSITION HELD AND          PRINCIPAL OCCUPATIONS DURING
NAME AND AGE                     LENGTH OF SERVICE          PAST FIVE YEARS                    OTHER DIRECTORSHIPS
Karla M. Rabusch                 President since            Executive Vice President of        None
45                               2003                       Wells Fargo Bank, N.A.
                                                            President of Wells Fargo Funds
                                                            Management, LLC. Senior Vice
                                                            President and Chief
                                                            Administrative Officer of Wells
                                                            Fargo Funds Management, LLC
                                                            from 2001 to 2003. Vice
                                                            President of Wells Fargo Bank,
                                                            N.A. from 1997 to 2000.
------------------------------------------------------------------------------------------------------------------
Stacie D. DeAngelo               Treasurer since 2003       Senior Vice President of Wells     None
36                                                          Fargo Bank, N.A. Senior Vice
                                                            President of Operations for
                                                            Wells Fargo Funds
                                                            Management, LLC. Prior
                                                            thereto, Operations Manager at
                                                            Scudder Weisel Capital, LLC
                                                            (2000 to 2001), Director of
                                                            Shareholder Services at BISYS
                                                            Fund Services (1999 to 2000)
                                                            and Assistant Vice President of
                                                            Operations with Nicholas-
                                                            Applegate Capital Management
                                                            (1993 to 1999).
------------------------------------------------------------------------------------------------------------------
C. David Messman                 Secretary since 2000       Vice President and Managing        None
44                                                          Senior Counsel of Wells Fargo
                                                            Bank, N.A. Senior Vice
                                                            President and Secretary of Wells
                                                            Fargo Funds Management, LLC.
                                                            Vice President and Senior
                                                            Counsel of Wells Fargo Bank,
                                                            N.A. from 1996 to 2003.
------------------------------------------------------------------------------------------------------------------

   * The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222.

  ** Currently, two of the seven Trustees are considered "interested persons" of the Trusts as defined in the Investment Company Act of 1940. One of the interested Trustees, Robert C. Brown, owns securities of Wells Fargo & Company, and one of the interested Trustees, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

 *** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

****  Robert C. Brown retired as a Trustee effective April 5, 2005.

LIST OF ABBREVIATIONS                             WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG               -- Association of Bay Area Governments
ADR                -- American Depository Receipt
AMBAC              -- American Municipal Bond Assurance Corporation
AMT                -- Alternative Minimum Tax
ARM                -- Adjustable Rate Mortgages
BART               -- Bay Area Rapid Transit
CDA                -- Community Development Authority
CDSC               -- Contingent Deferred Sales Charge
CGIC               -- Capital Guaranty Insurance Company
CGY                -- Capital Guaranty Corporation
CMT                -- Constant Maturity Treasury
COFI               -- Cost of Funds Index
Connie Lee         -- Connie Lee Insurance Company
COP                -- Certificate of Participation
CP                 -- Commercial Paper
CTF                -- Common Trust Fund
DW&P               -- Department of Water & Power
DWR                -- Department of Water Resources
EDFA               -- Education Finance Authority
FFCB               -- Federal Farm Credit Bank
FGIC               -- Financial Guaranty Insurance Corporation
FHA                -- Federal Housing Authority
FHLB               -- Federal Home Loan Bank
FHLMC              -- Federal Home Loan Mortgage Corporation
FNMA               -- Federal National Mortgage Association
FRN                -- Floating Rate Notes
FSA                -- Financial Security Assurance, Inc
GDR                -- Global Depository Receipt
GNMA               -- Government National Mortgage Association
GO                 -- General Obligation
HFA                -- Housing Finance Authority
HFFA               -- Health Facilities Financing Authority
IDA                -- Industrial Development Authority
IDR                -- Industrial Development Revenue
LIBOR              -- London Interbank Offered Rate
LLC                -- Limited Liability Corporation
LOC                -- Letter of Credit
LP                 -- Limited Partnership
MBIA               -- Municipal Bond Insurance Association
MFHR               -- Multi-Family Housing Revenue
MUD                -- Municipal Utility District
MTN                -- Medium Term Note
PCFA               -- Pollution Control Finance Authority
PCR                -- Pollution Control Revenue
PFA                -- Public Finance Authority
PLC                -- Private Placement
PSFG               -- Public School Fund Guaranty
RAW                -- Revenue Anticipation Warrants
RDA                -- Redevelopment Authority
RDFA               -- Redevelopment Finance Authority
R&D                -- Research & Development
SFHR               -- Single Family Housing Revenue
SFMR               -- Single Family Mortgage Revenue
SLMA               -- Student Loan Marketing Association
STEERS             -- Structured Enhanced Return Trust
TBA                -- To Be Announced
TRAN               -- Tax Revenue Anticipation Notes
USD                -- Unified School District
V/R                -- Variable Rate
WEBS               -- World Equity Benchmark Shares
XLCA               -- XL Capital Assurance

This page is intentionally left blank --

More information about WELLS FARGO FUNDS(R) is available free upon request. To obtain literature, please write or call:

WELLS FARGO FUNDS
PO Box 8266
Boston, MA 02266-8266

WELLS FARGO FUNDS Investor Services: 1-800-222-8222 or visit our Web site at www.wellsfargofunds.com.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the WELLS FARGO FUNDS. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222. Please consider the investment objectives, risks, charges and expenses of the investment carefully before investing. This and other information about WELLS FARGO FUNDS can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly-owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for the WELLS FARGO FUNDS. Other affiliates of Wells Fargo & Company provide sub-advisory and other services for the Funds. The Funds are distributed by STEPHENS INC., Member NYSE/SIPC. Wells Fargo & Company and its affiliates are not affiliated with Stephens Inc.

              -----------------------------------------------------
              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
              -----------------------------------------------------

(c)2005 Wells Fargo Funds Management, LLC. All rights reserved.   AR 004 (05/05)

                               [GRAPHIC OMITTED]

                                                                          [LOGO]
                                                                           WELLS
                                                                           FARGO

                                                                           FUNDS

Wells Fargo MONEY MARKET FUNDS

                       ANNUAL REPORT

                          WELLS FARGO CALIFORNIA TAX-FREE MONEY MARKET FUND WELLS FARGO CASH INVESTMENT MONEY MARKET FUND WELLS FARGO GOVERNMENT MONEY MARKET FUND
                          WELLS FARGO NATIONAL TAX-FREE MONEY MARKET FUND WELLS FARGO PRIME INVESTMENT MONEY MARKET FUND WELLS FARGO TREASURY PLUS MONEY MARKET FUND
                          WELLS FARGO 100% TREASURY MONEY MARKET FUND

                          ADMINISTRATOR, INSTITUTIONAL AND SERVICE CLASSES

                                                                  MARCH 31, 2005

                                                  WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

Table of Contents

Letter to Shareholders ....................................................    1
--------------------------------------------------------------------------------
Money Market Overview .....................................................    2
--------------------------------------------------------------------------------
Primary Investments .......................................................    3
--------------------------------------------------------------------------------
Performance Highlights
--------------------------------------------------------------------------------
   California Tax-Free Money Market Fund ..................................    4
   Cash Investment Money Market Fund ......................................    5
   Government Money Market Fund ...........................................    6
   National Tax-Free Money Market Fund ....................................    7
   Prime Investment Money Market Fund .....................................    8
   Treasury Plus Money Market Fund ........................................    9
   100% Treasury Money Market Fund ........................................   10
Fund Expenses .............................................................   11
--------------------------------------------------------------------------------
Portfolio of Investments
--------------------------------------------------------------------------------
   California Tax-Free Money Market Fund ..................................   13
   Cash Investment Money Market Fund ......................................   23
   Government Money Market Fund ...........................................   27
   National Tax-Free Money Market Fund ....................................   31
   Prime Investment Money Market Fund .....................................   45
   Treasury Plus Money Market Fund ........................................   48
   100% Treasury Money Market Fund ........................................   49
Financial Statements
--------------------------------------------------------------------------------
   Statement of Assets and Liabilities ....................................   50
   Statement of Operations ................................................   52
   Statements of Changes in Net Assets ....................................   54
   Financial Highlights ...................................................   58
Notes to Financial Highlights .............................................   62
--------------------------------------------------------------------------------
Notes to Financial Statements .............................................   63
--------------------------------------------------------------------------------
Report of Independent Registered Public Accounting Firm ...................   69
--------------------------------------------------------------------------------
Other Information (Unaudited) .............................................   70
--------------------------------------------------------------------------------
List of Abbreviations .....................................................   73
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
               NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE
--------------------------------------------------------------------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

LETTER TO SHAREHOLDERS                            WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

      We are pleased to provide you with this Wells Fargo Money Market Funds (the Funds) annual report for the 12-month period ended March 31, 2005. On the following pages, you will find the money market overview and information about each Fund's investment portfolio.

HIGHER RATES, HIGHER YIELDS
--------------------------------------------------------------------------------

      After remaining flat during the prior year, money market rates have risen steadily throughout the fiscal year ending March 31, 2005. A surprisingly strong payroll report in April 2004 stirred the markets into believing that the Federal Reserve Board (the Fed) would begin raising short-term interest rates. As expectations for action by the Fed increased, yields on money market funds began to rise, particularly on securities at the longer end of the maturity spectrum. However, the yields on these longer-term securities did not accurately reflect the eventual actions of the Fed, which raised short-term interest rates a total of seven times, from 1% to 2.75%, beginning in June 2004.

      The moves were highly anticipated as the Fed prepared investors with its commentary, therefore causing little market disruption. Common themes in the Fed's statements were that monetary policy was too accommodative and that tightening would take place by raising interest rates at a measured pace.

LOOKING AHEAD
--------------------------------------------------------------------------------

      As the economy continues to improve, increased inflationary pressures could lead to higher interest rates. This, in turn, could potentially lead to higher yields for investors in money market funds. The Fund managers will continue to manage the Funds in a manner that will seek to provide for a stable net asset value. Regardless of what lies ahead, investors should continue to follow the fundamentals of investing - asset allocation and diversification - in an effort to achieve their long-term financial goals.

      Thank you for your investment in WELLS FARGO FUNDS(R). We appreciate the confidence that you have placed in us. If you have any questions or need further information, please contact your investment professional, or call us at 1-800-222-8222. You may also visit our Web site at WWW.WELLSFARGOFUNDS.COM.

Sincerely,


/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO FUNDS

WELLS FARGO MONEY MARKET FUNDS                             MONEY MARKET OVERVIEW
--------------------------------------------------------------------------------

MONEY MARKET OVERVIEW

      This report covers the 12-month period ended March 31, 2005.

PRIME MONEY MARKET SECURITIES
--------------------------------------------------------------------------------

      The money market yield curve steepened dramatically over the 12-month reporting period. At the end of March 31, 2004, yields on one-year LIBOR (London Inter-Bank Offered Rate) securities were 0.35% higher than overnight rates. On March 31, 2005, they were 1.15% higher. Although interest rates generally rose, borrowers apparently still believed that the higher cost was justified in comparison to their potential economic returns. Indeed, after several years of decline, top-rated commercial paper outstanding increased 9.3% since September 2004 to $1.29 trillion, a level not seen since 2001.

      The credit picture looked brighter during the first six months of the period, but grew murky again in the later half as merger and acquisition activity increased and headlines about companies issuing profit warnings began to emerge. Still, the yield advantage on commercial paper and other corporate credit versus U.S. Treasury securities remained small, encouraging investors to either look for longer maturities or dip down in credit quality to potentially pick up yield. In this environment, we remained cautious in our credit process.

U.S. GOVERNMENT AGENCY SECURITIES
--------------------------------------------------------------------------------

      A similar situation took place with U.S. government agency securities, despite credit quality concerns at the agencies. This was largely due to reduced supply as rising interest rates slowed mortgage refinancing activity. The impact of improper accounting by the Federal National Mortgage Association (FNMA) forced the mortgage giant to reduce the size of its mortgage portfolio, thus reducing the agency's need for financing. Prospects for legislation creating a stronger regulator for the FNMA, the Federal Home Loan Mortgage Corporation (FHLMC), and the Federal Home Loan Bank (FHLB) have improved dramatically, and now appear certain.

U.S. TREASURY SECURITIES
--------------------------------------------------------------------------------

      Cash flows into U.S. Treasury bills increased as the upcoming election and terrorism fears caused investors to be more conservative. For example, as fears of election-related terrorism peaked in early October 2004, the yield spread between three-month U.S. Treasury bills and three-month LIBOR rates widened significantly. For the year, the average differential between LIBOR rates and U.S. Treasury bills at the one-month, three-month, and six-month maturities all widened, suggesting a flight to quality.

TAX-FREE SECURITIES
--------------------------------------------------------------------------------

      Yields on tax-exempt securities increased, but not as much as taxable securities. The yield on one-week securities rose from 0.99% to 2.28% during the fiscal year ended March 31, 2005, while the yield on one-year tax-exempt securities rose from 1.02% to 2.59%. Because the rates increased frequently, the best performing securities were variable-rate demand notes.

      With interest rates still near historic lows, municipal issuers continue to tap the markets in order to refinance older issues. While some municipalities are seeing increases in their credit ratings, the tax-exempt market continues to face challenges in many localities. California's ratings were raised from triple-B to single-A. Nevertheless, the state is still in a difficult financial position. Despite the $700 million surplus over year-to-date revenue projections, California is still facing a billion dollar structural deficit. New York Transitional Finance Authority was raised to AAA/Aa1 from AA+/Aa2, by both S&P and Moody's. In spite of these upbeat notes, other issuers, such as the State of Illinois and the City of San Diego, continue to face financial challenges because of under-funded pension plans and diminished reserves. We continue to be vigilant on these issues.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------

      As the Federal Reserve Board continues to increase short-term interest rates, we will seek to capture these increases in the yields of money market instruments. We intend to continue to emphasize floating rate and variable rate securities, as long as we believe that rates are steady or rising.

      AN INVESTMENT IN THE WELLS FARGO MONEY MARKET FUNDS IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

      THE VIEWS EXPRESSED ARE AS OF MARCH 31, 2005, AND ARE THOSE OF THE FUNDS' MANAGERS. THE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME IN RESPONSE TO CHANGING CIRCUMSTANCES IN THE MARKET AND ARE NOT INTENDED TO PREDICT OR GUARANTEE THE FUTURE PERFORMANCE OF ANY INDIVIDUAL SECURITY, MARKET SECTOR OR THE MARKETS GENERALLY, OR THE WELLS FARGO MONEY MARKET FUNDS.

MONEY MARKET OVERVIEW                             WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

PRIMARY INVESTMENTS*
--------------------------------------------------------------------------------


                                                                          Certificates
Wells Fargo             U.S.                       U.S.                   of Deposit/
Money Market          Treasury    Repurchase    Government   Commercial     Bankers
Fund Name            Securities   Agreements    Obligations     Paper     Acceptances
--------------------------------------------------------------------------------------
California Tax-Free
--------------------------------------------------------------------------------------
Cash Investment            X           X             X            X            X
--------------------------------------------------------------------------------------
Government                 X           X             X
--------------------------------------------------------------------------------------
National Tax-Free
--------------------------------------------------------------------------------------
Prime Investment           X           X             X            X            X
--------------------------------------------------------------------------------------
Treasury Plus              X           X
--------------------------------------------------------------------------------------
100% Treasury              X
--------------------------------------------------------------------------------------

                                                 Mortgage-
                                                 and Other
Wells Fargo                        Floating/      Asset-
Money Market            Time     Variable Rate    Backed      Corporate    Municipal
Fund Name             Deposits    Notes/Bonds   Securities   Notes/Bonds  Obligations
--------------------------------------------------------------------------------------
California Tax-Free                                                            X
--------------------------------------------------------------------------------------
Cash Investment          X             X             X            X
--------------------------------------------------------------------------------------
Government
--------------------------------------------------------------------------------------
National Tax-Free                                                              X
--------------------------------------------------------------------------------------
Prime Investment         X             X             X            X
--------------------------------------------------------------------------------------
Treasury Plus
--------------------------------------------------------------------------------------
100% Treasury
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

* The chart highlights some of the primary investments that the Funds may make as part of their investment strategies. The chart does not identify all of the permitted investments for each Fund.

WELLS FARGO MONEY MARKET FUNDS                            PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO CALIFORNIA TAX-FREE MONEY MARKET FUND -- SERVICE CLASS

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

            The Wells Fargo California Tax-Free Money Market Fund (the Fund) seeks current income exempt from federal income tax and California individual income tax, while preserving capital and liquidity.

FUND MANAGER                                  INCEPTION DATE
      DAVE SYLVESTER                              01/01/92

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

                                                                                   6-Month*    1-Year    5-Year    10-Year
--------------------------------------------------------------------------------------------------------------------------
      Wells Fargo California Tax-Free Money Market Fund - Service Class              0.65       0.99      1.48      2.12
--------------------------------------------------------------------------------------------------------------------------
      Benchmark
--------------------------------------------------------------------------------------------------------------------------
         iMoneyNet California State Specific Institutional Money Fund Average(2)     0.64       0.97      1.57      2.27
--------------------------------------------------------------------------------------------------------------------------

      * RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. YIELDS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT WWW.WELLSFARGOFUNDS.COM.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO A CONTINUED INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

FUND YIELD SUMMARY(1) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

      7-Day Current Yield                                               1.65%
--------------------------------------------------------------------------------
      7-Day Compound Yield                                              1.66%
--------------------------------------------------------------------------------
      30-Day Simple Yield                                               1.45%
--------------------------------------------------------------------------------
      30-Day Compound Yield                                             1.46%

FUND CHARACTERISTICS(3) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

      Weighted Average Maturity                                       21 days
--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION(3) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

   [THE FOLLOWING TABLE WAS DEPICTED AS A PIE CHART IN THE PRINTED MATERIAL.]

      Municipal Commercial Paper                                      (6%)
      Municipal Bonds                                                (10%)
      Municipal Demand Notes                                         (84%)



MATURITY DISTRIBUTION(3) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

   [THE FOLLOWING TABLE WAS DEPICTED AS A PIE CHART IN THE PRINTED MATERIAL.]

      Overnight                                                      (10%)
      2-14 days                                                      (74%)
      30-59 days                                                      (3%)
      60-89 days                                                      (2%)
      90-179 days                                                     (9%)
      180+ days                                                       (2%)

--------------------------------------------------------------------------------

(1) The Fund's Adviser has committed through June 30, 2006, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's 7-day current yield would have been 1.37%.

            Performance shown for the Service Class shares of the Wells Fargo California Tax-Free Money Market Fund for periods prior to November 8, 1999, reflects performance of the Class A shares of the Stagecoach California Tax-Free Money Market Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach Funds were reorganized into the WELLS FARGO FUNDS(R).

(2) The iMoneyNet California State Specific Institutional Money Fund Average is an average of California institutional state tax-free and municipal money funds.

(3)   Portfolio holdings and characteristics are subject to change.

PERFORMANCE HIGHLIGHTS                            WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

WELLS FARGO CASH INVESTMENT MONEY MARKET FUND -- ADMINISTRATOR, INSTITUTIONAL AND SERVICE CLASS

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

            The Wells Fargo Cash Investment Money Market Fund (the Fund) seeks current income, while preserving capital and liquidity.

FUND MANAGER                               INCEPTION DATE
      Dave Sylvester                          10/14/87

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

                                                                                   6-Month*    1-Year    5-Year    10-Year
--------------------------------------------------------------------------------------------------------------------------
      Wells Fargo Cash Investment Money Market Fund - Administrator Class            0.97       1.45      2.53       3.91
--------------------------------------------------------------------------------------------------------------------------
      Wells Fargo Cash Investment Money Market Fund - Institutional Class            1.04       1.60      2.74       4.03
--------------------------------------------------------------------------------------------------------------------------
      Wells Fargo Cash Investment Money Market Fund - Service Class                  0.89       1.30      2.48       3.88
--------------------------------------------------------------------------------------------------------------------------
      Benchmark
--------------------------------------------------------------------------------------------------------------------------
        iMoneyNet First Tier Institutional Money Fund Average(2)                     0.91       1.36      2.51       3.91
--------------------------------------------------------------------------------------------------------------------------

      * RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. YIELDS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT WWW.WELLSFARGOFUNDS.COM.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO A CONTINUED INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

FUND YIELD SUMMARY(1) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------
                                      Administrator  Institutional  Service

--------------------------------------------------------------------------------
      7-Day Current Yield                 2.42%          2.57%       2.27%
--------------------------------------------------------------------------------
      7-Day Compound Yield                2.45%          2.60%       2.29%
--------------------------------------------------------------------------------
      30-Day Simple Yield                 2.34%          2.49%       2.19%
--------------------------------------------------------------------------------
      30-Day Compound Yield               2.36%          2.51%       2.21%

FUND CHARACTERISTICS(3) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

      Weighted Average Maturity                                    47 days
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION(3) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

   [THE FOLLOWING TABLE WAS DEPICTED AS A PIE CHART IN THE PRINTED MATERIAL.]

      Commercial Paper                                               (28%)
      Certificates of Deposit                                        (10%)
      Floating/Variable Rate Bonds/Notes                             (18%)
      Repurchase Agreements                                          (24%)
      Time Deposits                                                   (9%)
      Corporate Bonds                                                 (9%)
      FNMA                                                            (2%)

MATURITY DISTRIBUTION(3) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

   [THE FOLLOWING TABLE WAS DEPICTED AS A PIE CHART IN THE PRINTED MATERIAL.]

      Overnight                                                      (28%)
      2-14 days                                                      (30%)
      15-29 days                                                      (7%)
      30-59 days                                                      (3%)
      60-89 days                                                     (14%)
      90-179 days                                                    (11%)
      180-269 days                                                    (4%)
      270+ days                                                       (3%)

--------------------------------------------------------------------------------

(1) The Fund's Adviser has committed through June 30, 2006, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's 7-day current yield would have been 2.40% for the Administrator Class shares, 2.55% for the Institutional Class shares and 2.25% for the Service Class shares.

            Performance shown for the Administrator Class shares of the Wells Fargo Cash Investment Money Market Fund for the period prior to July 31, 2003, reflects performance of the Fund's Service Class shares, and includes fees and expenses that are not applicable to the Administrator Class shares. Performance shown for the Institutional and Service Class shares of the Wells Fargo Cash Investment Money Market Fund for the periods prior to November 8, 1999, reflects performance of the Service Class (formerly Single Class) shares of the Norwest Advantage Cash
      Investment Fund (the accounting survivor of a merger of the Norwest Advantage Cash Investment Fund and the Stagecoach Prime Money Market Fund at the close of business on November 5, 1999), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the WELLS FARGO FUNDS(R).

(2) The iMoneyNet First Tier Institutional Money Fund Average is an average of non-governmental institutional funds that do not hold any second tier securities. Portfolio holdings of first tier funds include U.S. Treasury securities, U.S. other securities, repos, time deposits, domestic bank obligations, foreign bank obligations, first tier commercial paper, floating rate notes and asset-backed commercial paper.

(3)   Portfolio holdings and characteristics are subject to change.

WELLS FARGO MONEY MARKET FUNDS                            PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO GOVERNMENT MONEY MARKET FUND -- ADMINISTRATOR,
INSTITUTIONAL AND SERVICE CLASS

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

            The Wells Fargo Government Money Market Fund (the Fund) seeks current income, while preserving capital and liquidity.

FUND MANAGER                               INCEPTION DATE
      Dave Sylvester                          11/16/87

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

                                                                                   6-Month*    1-Year    5-Year    10-Year
--------------------------------------------------------------------------------------------------------------------------
      Wells Fargo Government Money Market Fund - Administrator Class                 0.94       1.41      2.43       3.76
--------------------------------------------------------------------------------------------------------------------------
      Wells Fargo Government Money Market Fund - Institutional Class                 1.02       1.57      2.49       3.78
--------------------------------------------------------------------------------------------------------------------------
      Wells Fargo Government Money Market Fund - Service Class                       0.87       1.26      2.38       3.73
--------------------------------------------------------------------------------------------------------------------------
      Benchmark
--------------------------------------------------------------------------------------------------------------------------
        iMoneyNet Government Institutional Money Fund Average(2)                     0.86       1.25      2.36       3.72
--------------------------------------------------------------------------------------------------------------------------

      * RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. YIELDS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT WWW.WELLSFARGOFUNDS.COM.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO A CONTINUED INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

FUND YIELD SUMMARY(1) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

                                      Administrator  Institutional  Service
--------------------------------------------------------------------------------
      7-Day Current Yield                 2.42%          2.57%       2.27%
--------------------------------------------------------------------------------
      7-Day Compound Yield                2.45%          2.61%       2.30%
--------------------------------------------------------------------------------
      30-Day Simple Yield                 2.32%          2.47%       2.17%
--------------------------------------------------------------------------------
      30-Day Compound Yield               2.34%          2.50%       2.19%

FUND CHARACTERISTICS(3) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

      Weighted Average Maturity                                    54 days
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION(3) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

   [THE FOLLOWING TABLE WAS DEPICTED AS A PIE CHART IN THE PRINTED MATERIAL.]

      FHLB                                                           (17%)
      FHLMC                                                          (19%)
      FNMA                                                           (20%)
      FFCB                                                            (9%)
      Repurchase Agreements                                          (35%)

MATURITY DISTRIBUTION(3) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

   [THE FOLLOWING TABLE WAS DEPICTED AS A PIE CHART IN THE PRINTED MATERIAL.]

      Overnight                                                      (33%)
      2-14 days                                                      (13%)
      15-29 days                                                     (10%)
      30-59 days                                                      (5%)
      60-89 days                                                     (12%)
      90-179 days                                                    (20%)
      180-269 days                                                    (6%)
      270+ days                                                       (1%)

--------------------------------------------------------------------------------

(1) The Fund's Adviser has committed through June 30, 2006, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's 7-day current yield would have been 2.39% for the Administrator Class shares, 2.55% for the Institutional Class shares and 2.25% for the Service Class shares.

            Performance shown for the Administrator Class shares of the Wells Fargo Government Money Market Fund for the period prior to July 31, 2003, reflects performance of the Fund's Service Class shares, and includes fees and expenses that are not applicable to the Administrator Class shares. Performance shown for the Institutional Class shares of the Wells Fargo Government Money Market Fund for the period prior to July 28, 2003, reflects performance of the Fund's Service Class shares, and includes fees and expenses that are not applicable to the Institutional Class shares. Performance shown for the Service Class shares of the Wells Fargo Government Money Market Fund for periods prior to November 8, 1999, reflects performance of the Service Class (formerly Single Class) shares, adjusted for expenses, of the Norwest Advantage U.S. Government Fund (the accounting survivor of a merger of the Norwest Advantage U.S. Government Fund and the Stagecoach Government Money Market), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach Funds and the Norwest Advantage Funds were reorganized into the WELLS FARGO FUNDS(R).

(2) The iMoneyNet Government Institutional Money Fund Average is an average of governmental institutional funds.

(3)   Portfolio holdings and characteristics are subject to change.

PERFORMANCE HIGHLIGHTS                            WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

WELLS FARGO NATIONAL TAX-FREE MONEY MARKET FUND -- INSTITUTIONAL AND
SERVICE CLASS

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

            The Wells Fargo National Tax-Free Money Market Fund (the Fund) seeks to provide current income exempt from federal income tax, while preserving capital and liquidity.

FUND MANAGER                               INCEPTION DATE
      Dave Sylvester                          01/07/88

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

                                                                                   6-Month*    1-Year    5-Year    10-Year
--------------------------------------------------------------------------------------------------------------------------
      Wells Fargo National Tax-Free Money Market Fund - Institutional Class          0.79       1.27      1.89       2.59
--------------------------------------------------------------------------------------------------------------------------
      Wells Fargo National Tax-Free Money Market Fund - Service Class                0.66       1.02      1.70       2.49
--------------------------------------------------------------------------------------------------------------------------
      Benchmark
--------------------------------------------------------------------------------------------------------------------------
        iMoneyNet Tax-Free Institutional Money Fund Average(2)                       0.66       1.02      1.68       2.44
--------------------------------------------------------------------------------------------------------------------------

      * RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. YIELDS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT WWW.WELLSFARGOFUNDS.COM.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO A CONTINUED INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

FUND YIELD SUMMARY(1) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

                                                 Institutional    Service
--------------------------------------------------------------------------------
      7-Day Current Yield                            1.93%         1.68%
--------------------------------------------------------------------------------
      7-Day Compound Yield                           1.94%         1.69%
--------------------------------------------------------------------------------
      30-Day Simple Yield                            1.74%         1.49%
--------------------------------------------------------------------------------
      30-Day Compound Yield                          1.75%         1.50%

FUND CHARACTERISTICS(3) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

      Weighted Average Maturity                                    34 days
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION(3) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

   [THE FOLLOWING TABLE WAS DEPICTED AS A PIE CHART IN THE PRINTED MATERIAL.]

      Municipal Demand Notes                                         (78%)
      Municipal Put Bonds                                             (1%)
      Municipal Commercial Paper                                      (7%)
      Municipal Bonds                                                (14%)

MATURITY DISTRIBUTION(3) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

   [THE FOLLOWING TABLE WAS DEPICTED AS A PIE CHART IN THE PRINTED MATERIAL.]

      Overnight                                                      (21%)
      2-14 days                                                      (57%)
      15-29 days                                                      (1%)
      30-59 days                                                      (5%)
      60-89 days                                                      (4%)
      90-179 days                                                     (7%)
      180-269 days                                                    (2%)
      270+ days                                                        (3%)

--------------------------------------------------------------------------------

(1) The Fund's Adviser has committed through June 30, 2006, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's 7-day current yield would have been 1.88% for the Institutional Class shares and 1.59% for the Service Class shares.

            Performance shown for the Institutional and Service Class shares of the Wells Fargo National Tax-Free Money Market Fund for the periods prior to November 8, 1999, reflects performance of the Service Class (formerly Institutional Class) shares of the Norwest Advantage Municipal Money Market Fund (the accounting survivor of a merger of the Norwest Municipal Money Market Fund and the Stagecoach National Tax-Free Money Market Fund), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the WELLS FARGO FUNDS(R).

(2) The iMoneyNet Tax-Free Institutional Money Fund Average is an average of national and state tax-free and institutional municipal money funds. Portfolio holdings of tax-free funds include rated and unrated demand notes, rated and unrated general market notes, commercial paper, put bonds under six months, put bonds over six months, AMT paper and other tax-free holdings. It is made up of funds in the national tax-free institutional and state specific institutional categories.

(3)   Portfolio holdings and characteristics are subject to change.

WELLS FARGO MONEY MARKET FUNDS                            PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO PRIME INVESTMENT MONEY MARKET FUND -- INSTITUTIONAL AND
SERVICE CLASS

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

            The Wells Fargo Prime Investment Money Market Fund (the Fund) seeks current income, while preserving capital and liquidity.

FUND MANAGER                               INCEPTION DATE
      Dave Sylvester                           09/02/98

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

                                                                               6-Month*    1-Year    5-Year  Life of Fund
-------------------------------------------------------------------------------------------------------------------------
      Wells Fargo Prime Investment Money Market Fund - Institutional Class       1.03       1.58      2.45       3.07
-------------------------------------------------------------------------------------------------------------------------
      Wells Fargo Prime Investment Money Market Fund - Service Class             0.86       1.22      2.34       2.98
-------------------------------------------------------------------------------------------------------------------------
      Benchmark
-------------------------------------------------------------------------------------------------------------------------
        iMoneyNet First Tier Institutional Money Fund Average(2)                 0.91       1.36      2.51       3.13
-------------------------------------------------------------------------------------------------------------------------

      * RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT WWW.WELLSFARGOFUNDS.COM.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO A CONTINUED INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

FUND YIELD SUMMARY(1)(AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

                                                 Institutional   Service
--------------------------------------------------------------------------------
      7-Day Current Yield                            2.60%        2.25%
--------------------------------------------------------------------------------
      7-Day Compound Yield                           2.63%        2.27%
--------------------------------------------------------------------------------
      30-Day Simple Yield                            2.49%        2.15%
--------------------------------------------------------------------------------
      30-Day Compound Yield                          2.52%        2.17%

FUND CHARACTERISTICS(3) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

      Weighted Average Maturity                                    29 days
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION(3) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

   [THE FOLLOWING TABLE WAS DEPICTED AS A PIE CHART IN THE PRINTED MATERIAL.]

      Commercial Paper                                               (42%)
      Certificates of Deposit                                         (5%)
      Corporate Bonds                                                 (3%)
      Floating/Variable Rate Notes/Bonds                              (5%)
      Repurchase Agreements                                          (35%)
      Time Deposits                                                  (10%)

MATURITY DISTRIBUTION(3) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

   [THE FOLLOWING TABLE WAS DEPICTED AS A PIE CHART IN THE PRINTED MATERIAL.]

      Overnight                                                      (34%)
      2-14 days                                                      (18%)
      15-29 days                                                     (23%)
      30-59 days                                                     (13%)
      60-89 days                                                      (8%)
      90-179 days                                                     (2%)
      180-269 days                                                    (1%)
      270+ days                                                        (1%)

--------------------------------------------------------------------------------

(1) The Fund's Adviser has committed through June 30, 2006, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's 7-day current yield would have been 2.57% for the Institutional Class shares and 2.25% for the Service Class shares.

            Performance shown for the Institutional Class shares of the Wells Fargo Prime Investment Money Market Fund for periods prior to July 28, 2003 reflects performance of the Fund's Service Class shares, and includes fees and expenses that are not applicable to the Institutional Class shares. Performance shown for the Service Class shares of the Wells Fargo Prime Investment Money Market Fund for periods prior to November 8, 1999, reflects performance of the Service (formerly Public Entities) shares of the Norwest Advantage Ready Cash Investment Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Norwest Advantage Funds were reorganized into the WELLS FARGO FUNDS(R).

(2) The iMoneyNet First Tier Institutional Money Fund Average is an average of non-governmental institutional funds that do not hold any second tier securities. Portfolio holdings of first tier funds include U.S. Treasury securities, U.S. other securities, repos, time deposits, domestic bank obligations, foreign bank obligations, first tier commercial paper, floating rate notes and asset-backed commercial paper.

(3)   Portfolio holdings and characteristics are subject to change.

PERFORMANCE HIGHLIGHTS                            WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

WELLS FARGO TREASURY PLUS MONEY MARKET FUND -- INSTITUTIONAL AND SERVICE CLASS

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

            The Wells Fargo Treasury Plus Money Market Fund (the Fund) seeks current income, while preserving capital and liquidity.

FUND MANAGER                               INCEPTION DATE
      Dave Sylvester                          10/01/85

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

                                                                                   6-Month*    1-Year    5-Year    10-Year
--------------------------------------------------------------------------------------------------------------------------
      Wells Fargo Treasury Plus Money Market Fund - Institutional Class              0.97       1.48      2.55      3.87
--------------------------------------------------------------------------------------------------------------------------
      Wells Fargo Treasury Plus Money Market Fund - Service Class                    0.81       1.17      2.29      3.66
--------------------------------------------------------------------------------------------------------------------------
      Benchmark
--------------------------------------------------------------------------------------------------------------------------
        iMoneyNet Treasury & Repo Institutional Money Fund Average(2)                0.83       1.20      2.31      3.67
--------------------------------------------------------------------------------------------------------------------------
        91-Day U.S. Treasury Bill(3)                                                 1.30       2.12      2.55      3.78
--------------------------------------------------------------------------------------------------------------------------

      * RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. YIELDS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT WWW.WELLSFARGOFUNDS.COM.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO A CONTINUED INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

FUND YIELD SUMMARY(1) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

                                                 Institutional    Service
--------------------------------------------------------------------------------
      7-Day Current Yield                            2.50%         2.20%
--------------------------------------------------------------------------------
      7-Day Compound Yield                           2.54%         2.23%
--------------------------------------------------------------------------------
      30-Day Simple Yield                            2.40%         2.10%
--------------------------------------------------------------------------------
      30-Day Compound Yield                          2.43%         2.13%

FUND CHARACTERISTICS(4) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

      Weighted Average Maturity                                    43 days
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION(4) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

   [THE FOLLOWING TABLE WAS DEPICTED AS A PIE CHART IN THE PRINTED MATERIAL.]

      U.S. Treasury Bills                                            (36%)
      Repurchase Agreements                                          (64%)

MATURITY DISTRIBUTION(4) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

   [THE FOLLOWING TABLE WAS DEPICTED AS A PIE CHART IN THE PRINTED MATERIAL.]

      Overnight                                                      (64%)
      15-29 days                                                      (3%)
      30-59 days                                                      (3%)
      90-179 days                                                    (30%)

--------------------------------------------------------------------------------

(1) The Fund's Adviser has committed through June 30, 2006, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's 7-day current yield would have been 2.47% for the Institutional Class shares and 2.17% for the Service Class shares.

            Performance shown for the Institutional and Service Class shares of the Wells Fargo Treasury Plus Money Market Fund for the periods prior to November 8, 1999, reflects performance of the Institutional and Service Class shares, respectively, of the Stagecoach Treasury Plus Money Market Fund (the accounting survivor of a merger between the Norwest Advantage Treasury Plus Fund and the Stagecoach Treasury Plus Money Market Fund), its predecessor Fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the WELLS FARGO FUNDS(R). Performance shown for the periods between September 6, 1996 and October 1, 1995, reflects performance of the Pacific American U.S. Treasury Portfolio, the predecessor portfolio. In July 1995, the Pacific American U.S. Treasury Portfolio was renamed the Pacifica Treasury Money Market Fund. For the periods prior to October 1, 1995, the performance shown reflects the performance of the shares of the predecessor portfolio.

(2)   The  iMoneyNet  Treasury & Repo  Institutional  Money  Fund  Average is an
      average  of  institutional   government  funds  that  hold  U.S.  Treasury
      securities and repurchase agreements backed by the U.S. Treasury.

(3) Estimated monthly return (12th root of annualized discount rate), which is based on the discount rate quoted on the last business day of the month of 91-day U.S. Treasury Bills. These figures are calculated on a 365-day basis.

(4)   Portfolio holdings and characteristics are subject to change.

WELLS FARGO MONEY MARKET FUNDS                            PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO 100% TREASURY MONEY MARKET FUND -- SERVICE CLASS

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

            The Wells Fargo 100% Treasury Money Market Fund (the Fund) seeks current income, exempt from most state and local individual income taxes, while preserving capital and liquidity.

FUND MANAGER                               INCEPTION DATE
      Dave Sylvester                          12/03/90

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

                                                                               6-Month*    1-Year    5-Year    10-Year
----------------------------------------------------------------------------------------------------------------------
      Wells Fargo 100% Treasury Money Market Fund - Service Class                0.77       1.11      2.20       3.52
----------------------------------------------------------------------------------------------------------------------
      Benchmark
----------------------------------------------------------------------------------------------------------------------
        iMoneyNet Treasury Institutional Money Fund Average(2)                   0.79       1.15      2.27       3.59
----------------------------------------------------------------------------------------------------------------------
        91-Day U.S. Treasury Bill(3)                                             1.30       2.12      2.55       3.78
----------------------------------------------------------------------------------------------------------------------

      * RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. YIELDS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT WWW.WELLSFARGOFUNDS.COM.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO A CONTINUED INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

FUND YIELD SUMMARY(1) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

      7-Day Current Yield                                            2.06%
--------------------------------------------------------------------------------
      7-Day Compound Yield                                           2.08%
--------------------------------------------------------------------------------
      30-Day Simple Yield                                            2.01%
--------------------------------------------------------------------------------
      30-Day Compound Yield                                          2.03%

FUND CHARACTERISTICS(4) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

      Weighted Average Maturity                                    57 days
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION(4) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

   [THE FOLLOWING TABLE WAS DEPICTED AS A PIE CHART IN THE PRINTED MATERIAL.]

      U.S. Treasury Bills                                           (100%)

MATURITY DISTRIBUTION(4) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

   [THE FOLLOWING TABLE WAS DEPICTED AS A PIE CHART IN THE PRINTED MATERIAL.]

      2-14 days                                                       (9%)
      15-29 days                                                     (21%)
      30-59 days                                                     (26%)
      60-89 days                                                     (28%)
      90-179 days                                                    (16%)

--------------------------------------------------------------------------------

(1) The Fund's Adviser has committed through June 30, 2006, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's 7-day current yield would have been 1.84%.

            Performance shown for the Service Class of the Wells Fargo 100% Treasury Money Market Fund for periods prior to November 8, 1999, reflects performance of the Service Class (formerly Single Class) shares, adjusted for expenses, of the Norwest Advantage Treasury Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Norwest Advantage Funds were reorganized into the WELLS FARGO FUNDS(R).

(2) The iMoneyNet Treasury Institutional Money Fund Average includes only institutional funds that hold 100% in U.S. Treasury securities.

(3) Estimated monthly return (12th root of annualized discount rate) which is based on the discount rate quoted on the last business day of the month of 91-Day U.S. Treasury Bills. These figures are calculated on a 365-day basis.

(4)   Portfolio holdings and characteristics are subject to change.

FUND EXPENSES                                     WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

      As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2004 to March 31, 2005).

ACTUAL EXPENSES

      The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                         Beginning      Ending
                                                                          Account      Account      Expenses      Net Annual
                                                                           Value        Value      Paid During     Expense
                                                                          10/01/04     3/31/05     the Period*      Ratio
Wells Fargo California Tax-Free Money Market Fund
----------------------------------------------------------------------------------------------------------------------------
Wells Fargo California Tax-Free Money Market Fund - Service Class
Actual                                                                   $ 1,000.00   $ 1,006.50     $ 2.25         0.45%
----------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                 $ 1,000.00   $ 1,022.69     $ 2.27         0.45%

Wells Fargo Cash Investment Money Market Fund
----------------------------------------------------------------------------------------------------------------------------
Wells Fargo Cash Investment Money Market Fund - Administrator Class
Actual                                                                   $ 1,000.00   $ 1,009.70     $ 1.75         0.35%
----------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                 $ 1,000.00   $ 1,023.19     $ 1.77         0.35%
----------------------------------------------------------------------------------------------------------------------------
Wells Fargo Cash Investment Money Market Fund - Institutional Class
Actual                                                                   $ 1,000.00   $ 1,010.40     $ 1.00         0.20%
----------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                 $ 1,000.00   $ 1,023.93     $ 1.01         0.20%
----------------------------------------------------------------------------------------------------------------------------
Wells Fargo Cash Investment Money Market Fund - Service Class
Actual                                                                   $ 1,000.00   $ 1,008.90     $ 2.50         0.50%
----------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                 $ 1,000.00   $ 1,022.44     $ 2.52         0.50%

Wells Fargo Government Money Market Fund
----------------------------------------------------------------------------------------------------------------------------
Wells Fargo Government Money Market Fund - Administrator Class
Actual                                                                   $ 1,000.00   $ 1,009.40     $ 1.75         0.35%
----------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                 $ 1,000.00   $ 1,023.19     $ 1.77         0.35%
----------------------------------------------------------------------------------------------------------------------------
Wells Fargo Government Money Market Fund - Institutional Class
Actual                                                                   $ 1,000.00   $ 1,010.20     $ 1.00         0.20%
----------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                 $ 1,000.00   $ 1,023.93     $ 1.01         0.20%
----------------------------------------------------------------------------------------------------------------------------
Wells Fargo Government Money Market Fund - Service Class
Actual                                                                   $ 1,000.00   $ 1,008.70     $ 2.50         0.50%
----------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                 $ 1,000.00   $ 1,022.44     $ 2.52         0.50%

WELLS FARGO MONEY MARKET FUNDS                                     FUND EXPENSES
--------------------------------------------------------------------------------

                                                                         Beginning      Ending
                                                                          Account      Account      Expenses      Net Annual
                                                                           Value        Value      Paid During     Expense
                                                                          10/01/04     3/31/05     the Period*      Ratio
Wells Fargo National Tax-Free Money Market Fund
----------------------------------------------------------------------------------------------------------------------------
Wells Fargo National Tax-Free Money Market Fund - Institutional Class
Actual                                                                   $ 1,000.00   $ 1,007.90     $ 1.00         0.20%
----------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                 $ 1,000.00   $ 1,023.93     $ 1.01         0.20%
----------------------------------------------------------------------------------------------------------------------------
Wells Fargo National Tax-Free Money Market Fund - Service Class
Actual                                                                   $ 1,000.00   $ 1,006.60     $ 2.25         0.45%
----------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                 $ 1,000.00   $ 1,022.69     $ 2.27         0.45%

Wells Fargo Prime Investment Money Market Fund
----------------------------------------------------------------------------------------------------------------------------
Wells Fargo Prime Investment Money Market Fund - Institutional Class
Actual                                                                   $ 1,000.00   $ 1,010.30     $ 1.00         0.20%
----------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                 $ 1,000.00   $ 1,023.93     $ 1.01         0.20%
----------------------------------------------------------------------------------------------------------------------------
Wells Fargo Prime Investment Money Market Fund - Service Class
Actual                                                                   $ 1,000.00   $ 1,008.60     $ 2.75         0.55%
----------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                 $ 1,000.00   $ 1,022.19     $ 2.77         0.55%

Wells Fargo Treasury Plus Money Market Fund
----------------------------------------------------------------------------------------------------------------------------
Wells Fargo Treasury Plus Money Market Fund - Institutional Class
Actual                                                                   $ 1,000.00   $ 1,009.70     $ 1.00         0.20%
----------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                 $ 1,000.00   $ 1,023.93     $ 1.01         0.20%
----------------------------------------------------------------------------------------------------------------------------
Wells Fargo Treasury Plus Money Market Fund - Service Class
Actual                                                                   $ 1,000.00   $ 1,008.10     $ 2.50         0.50%
----------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                 $ 1,000.00   $ 1,022.44     $ 2.52         0.50%

Wells Fargo 100% Treasury Money Market Fund
----------------------------------------------------------------------------------------------------------------------------
Wells Fargo 100% Treasury Money Market Fund - Service Class
Actual                                                                   $ 1,000.00   $ 1,007.70     $ 2.50         0.50%
----------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                 $ 1,000.00   $ 1,022.44     $ 2.52         0.50%

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR DIVIDED BY THE NUMBER OF DAYS IN THE FISCAL YEAR (TO REFLECT THE ONE-HALF YEAR PERIOD.)

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005        WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

    CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------


PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
MUNICIPAL BONDS & NOTES - 93.18%

CALIFORNIA - 89.96%
$     6,000,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                  HOUSING REVENUE SERIES A SOCIETE GENERALE LOC (HOUSING REVENUE
                  LOC)+/-@                                                             2.34%        07/01/2008     $     6,000,000
      9,865,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                  MFHR GAIA BUILDING PROJECT SERIES A COLLATERALIZED BY FNMA
                  (HOUSING REVENUE LOC)+/-@                                            2.32         09/15/2032           9,865,000
        670,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                  MFHR GENEVA POINTE APARTMENTS A (HOUSING REVENUE LOC)+/-@            2.34         03/15/2037             670,000
         20,000   ANAHEIM CA HOUSING AUTHORITY MFHR FOUNTAIN ANAHEIM HILLS
                  SERIES A COLLATERALIZED BY FNMA (MULTI-FAMILY HOUSING REVENUE
                  LOC)+/-@                                                             2.34         02/15/2033              20,000
      4,245,000   ANAHEIM CA HOUSING AUTHORITY MFHR MONTEREY APARTMENTS SERIES B
                  COLLATERALIZED BY FNMA (MULTI-FAMILY HOUSING REVENUE LOC)+/-@        2.28         05/15/2027           4,245,000
      8,160,000   ANAHEIM CA PUBLIC FINANCING AUTHORITY LEASE REVENUE FSA INSURED
                  (OTHER REVENUE LOC)+/-@                                              2.32         09/01/2024           8,160,000
     16,000,000   AZUSA CA UNIVERSITY SCHOOL DISTRICT COP SCHOOL FACILITY BRIDGE
                  FUNDING PROJECT (LEASE REVENUE LOC)+/-@                              2.23         06/01/2038          16,000,000
     14,500,000   BIG BEAR LAKE CA INDUSTRIAL REVENUE SOUTHWEST GAS CORPORATION
                  PROJECT SERIES A (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-@            2.33         12/01/2028          14,500,000
     13,000,000   CALIFORNIA CITIES HOME OWNERSHIP AUTHORITY HOUSING REVENUE
                  LEASE PURCHASE PROGRAM PROJECT SERIES A COLLATERALIZED BY
                  FHLMC (HOUSING REVENUE LOC)+/-@                                      2.34         09/01/2006          13,000,000
      3,000,000   CALIFORNIA COMMUNITIES HOUSING FINANCE AGENCY LEASE REVENUE
                  SERIES A COLLATERALIZED BY FHLMC (HOUSING REVENUE LOC)+/-@           2.34         02/01/2007           3,000,000
      3,740,000   CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY REVENUE ART CENTER
                  DESIGN COLLEGE SERIES A ALLIED IRISH BANK PLC LOC (EDUCATIONAL
                  FACILITIES REVENUE LOC)+/-@                                          2.38         12/01/2032           3,740,000
      2,520,000   CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY REVENUE CTFS
                  SERIES 113 GENERAL OBLIGATION OF UNIVERSITY (EDUCATIONAL
                  FACILITIES REVENUE LOC)+/-@                                          2.30         12/01/2027           2,520,000
      8,090,000   CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY REVENUE SANTA
                  CLARA UNIVERSITY SERIES B MBIA INSURED (EDUCATIONAL FACILITIES
                  REVENUE LOC)+/-@                                                     2.29         02/01/2032           8,090,000
     13,800,000   CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY REVENUE STANFORD
                  UNIVERSITY SERIES S-4 (COLLEGE AND UNIVERSITY REVENUE LOC)+/-@       2.22         11/01/2049          13,800,000
     14,000,000   CALIFORNIA HFA REVENUE (HOUSING REVENUE LOC)+/-@                     2.32         02/01/2008          14,000,000
     15,570,000   CALIFORNIA HFA REVENUE (HOUSING REVENUE LOC)+/-@                     2.36         02/01/2008          15,570,000
      1,300,000   CALIFORNIA HFA REVENUE HOME MORTGAGE PROJECT SERIES X-1
                  (HOUSING REVENUE LOC)+/-@                                            2.18         08/01/2015           1,300,000
     34,000,000   CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES E-1 (HOUSING
                  REVENUE LOC)+/-@                                                     1.65         02/01/2023          34,000,000
      6,000,000   CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES E-2 (HOUSING
                  REVENUE LOC)+/-@                                                     1.65         04/01/2005           6,000,000
      6,300,000   CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES J (HOUSING REVENUE
                  LOC)+/-@                                                             2.35         02/01/2033           6,300,000
     29,160,000   CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES J FSA INSURED
                  (HOUSING REVENUE LOC)+/-@                                            2.35         02/01/2032          29,160,000
      6,300,000   CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES M (HOUSING
                  REVENUE LOC)+/-@                                                     2.28         02/01/2025           6,300,000
      4,295,000   CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES U (HOUSING REVENUE
                  LOC)+/-@                                                             2.30         02/01/2017           4,295,000
      6,400,000   CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES U (HOUSING REVENUE
                  LOC)+/-@                                                             2.35         08/01/2032           6,400,000
      6,800,000   CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES F FSA INSURED
                  (HOUSING REVENUE LOC)+/-@                                            2.33         02/01/2034           6,800,000
      4,345,000   CALIFORNIA HFFA REVENUE CTFS SERIES 26 FSA INSURED (HEALTH
                  FACILITIES FINANCING AUTHORITY REVENUE LOC)+/-@                      2.30         06/01/2022           4,345,000
     11,600,000   CALIFORNIA HFFA REVENUE SCRIPPS HEALTH SERIES A BANK ONE NA
                  LOC (HEALTH FACILITIES FINANCING AUTHORITY REVENUE LOC)+/-@          2.28         10/01/2023          11,600,000

WELLS FARGO MONEY MARKET FUNDS        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005
--------------------------------------------------------------------------------

    CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------


PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
CALIFORNIA (continued)
$     8,250,000   CALIFORNIA HFFA REVENUE SERIES A MBIA INSURED (HEALTH
                  FACILITIES FINANCING AUTHORITY REVENUE LOC)+/-@                      2.28%        09/01/2028     $     8,250,000
      7,320,000   CALIFORNIA HFFA REVENUE SERIES B (HEALTHCARE FACILITIES
                  REVENUE LOC)+/-@                                                     2.25         08/01/2021           7,320,000
      7,250,000   CALIFORNIA HFFA REVENUE SERIES B MBIA INSURED (HEALTH
                  FACILITIES FINANCING AUTHORITY REVENUE LOC)+/-@                      2.28         09/01/2028           7,250,000
     10,000,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT REVENUE J PAUL
                  GETTY TRUST SERIES A (ECONOMIC DEVELOPMENT REVENUE LOC)+/-@          1.62         10/03/2005          10,000,000
     11,700,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT REVENUE J PAUL
                  GETTY TRUST SERIES B (ECONOMIC DEVELOPMENT REVENUE LOC)+/-@          1.62         10/03/2005          11,700,000
      6,000,000   CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY PCR PACIFIC
                  GAS & ELECTRIC COMPANY (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-@      2.33         11/01/2026           6,000,000
      3,500,000   CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY PCR WADHAM
                  ENERGY (POLLUTION CONTROL REVENUE LOC)+/-@                           2.25         11/01/2017           3,500,000
      4,700,000   CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY RESIDENTIAL
                  RECOVERY REVENUE ATLANTIC RICHFIELD COMPANY PROJECT - SERIES A
                  (POLLUTION CONTROL REVENUE LOC)+/-@                                  2.31         12/01/2024           4,700,000
     59,750,000   CALIFORNIA SCHOOL CASH RESERVE PROJECT AUTHORITY POOL SERIES A
                  (EDUCATIONAL FACILITIES REVENUE LOC)                                 3.00         07/06/2005          59,925,921
      5,150,000   CALIFORNIA SCHOOL FACILITIES FINANCING CORPORATE CERTIFICATES
                  PARTNERSHIP IMPORTANT FINANCING PROJECT SERIES C (LEASE
                  REVENUE LOC)+/-@                                                     2.24         07/01/2022           5,150,000
     20,500,000   CALIFORNIA STATE (PROPERTY TAX REVENUE LOC)+/-@                      2.24         05/01/2034          20,500,000
     16,900,000   CALIFORNIA STATE DAILY KINDERGARTEN UNIVERSITY A-2 (OTHER
                  REVENUE LOC)+/-@                                                     2.28         05/01/2034          16,900,000
     21,000,000   CALIFORNIA STATE DEPARTMENT OF WATER RESERVE & POWER SUPPLY
                  REVENUE SERIES C-3 AMBAC INSURED (ELECTRIC REVENUE
                  LOC)+/-@                                                             2.28         05/01/2022          21,000,000
     25,200,000   CALIFORNIA STATE DEPARTMENT OF WATER RESERVE & POWER SUPPLY
                  REVENUE SERIES C-11 (ELECTRIC REVENUE LOC)+/-@                       2.23         05/01/2022          25,200,000
     21,500,000   CALIFORNIA STATE DEPARTMENT OF WATER RESERVE & POWER SUPPLY
                  REVENUE SERIES C-1 (POWER REVENUE LOC)+/-@                           2.28         05/01/2022          21,500,000
      7,900,000   CALIFORNIA STATE DEPARTMENT VETERANS AFFAIRS HOME PURCHASE
                  REVENUE SERIES A SUBSERIES A-1 (OTHER REVENUE LOC)+/-@               2.25         12/01/2028           7,900,000
     21,585,000   CALIFORNIA STATE DEPARTMENT WATER RESERVE CENTRAL VALLEY
                  PROJECT REVENUE PUTTERS SERIES 127 FGIC INSURED (WATER REVENUE
                  LOC)+/-@                                                             2.31         12/01/2028          21,585,000
      4,185,000   CALIFORNIA STATE DEPARTMENT WATER RESERVE CENTRAL VALLEY
                  PROJECT REVENUE SERIES R (WATER REVENUE LOC)+/-@                     2.31         12/01/2021           4,185,000
     34,200,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE (ELECTRIC REVENUE
                  LOC)+/-@                                                             2.28         05/01/2022          34,200,000
     14,600,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C-9 (ELECTRIC
                  REVENUE LOC)+/-@                                                     2.23         05/01/2022          14,600,000
      3,495,000   CALIFORNIA STATE DWR WATER REVENUE (WATER REVENUE LOC)+/-@           2.31         12/01/2012           3,495,000
      8,490,000   CALIFORNIA STATE DWR WATER REVENUE (WATER REVENUE LOC)+/-@           2.31         12/01/2016           8,490,000
      3,230,000   CALIFORNIA STATE ECONOMIC DEVELOPMENT FINANCING AUTHORITY
                  INDUSTRIAL DEVELOPMENT REVENUE SERRA MICROCHASSIS PROJECT US
                  BANK NA LOC (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-@                 2.31         08/01/2027           3,230,000
     13,000,000   CALIFORNIA STATE ECONOMIC RECOVERY (ECONOMIC DEVELOPMENT
                  REVENUE LOC)+/-@                                                     2.31         07/01/2005          13,000,000
     13,000,000   CALIFORNIA STATE ECONOMIC RECOVERY (ECONOMIC DEVELOPMENT
                  REVENUE LOC)+/-@                                                     2.31         07/01/2005          13,000,000
     13,965,000   CALIFORNIA STATE ECONOMIC RECOVERY (ECONOMIC DEVELOPMENT
                  REVENUE LOC)+/-@                                                     2.31         01/01/2012          13,965,000
     12,840,000   CALIFORNIA STATE ECONOMIC RECOVERY REVENUE SERIES C-7 (SALES
                  TAX REVENUE LOC)+/-@                                                 2.28         07/01/2023          12,840,000
      4,950,000   CALIFORNIA STATE ECONOMIC RECOVERY SERIES 927 (ECONOMIC
                  DEVELOPMENT REVENUE LOC)+/-@                                         2.30         07/01/2013           4,950,000
     69,650,000   CALIFORNIA STATE ECONOMIC RECOVERY SERIES C (SALES TAX
                  REVENUE LOC)+/-@                                                     2.27         07/01/2023          69,650,000
      1,075,000   CALIFORNIA STATE ECONOMIC RECOVERY SERIES C-11 (SALES TAX
                  REVENUE LOC)+/-@                                                     2.24         07/01/2023           1,075,000
     68,250,000   CALIFORNIA STATE ECONOMIC RECOVERY SERIES C-6 (SALES TAX
                  REVENUE LOC)+/-@                                                     2.28         07/01/2023          68,250,000
      4,995,000   CALIFORNIA STATE FLOATER CTFS SERIES 471X MBIA INSURED
                  (OTHER REVENUE LOC)+/-@                                              2.30         09/01/2024           4,995,000

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005        WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

    CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------


PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
CALIFORNIA (continued)
$     9,000,000   CALIFORNIA STATE FLOATER PA 315 FSA INSURED (OTHER REVENUE
                  LOC)+/-@                                                             2.33%        12/01/2018     $     9,000,000
     36,000,000   CALIFORNIA STATE KINDERGARTEN UNIVERSITY PUBLIC B-5 (PROPERTY
                  TAX REVENUE LOC)+/-@                                                 2.28         05/01/2034          36,000,000
      4,900,000   CALIFORNIA STATE PUBLIC WORKS BOARD LEASE REVENUE (COLLEGE AND
                  UNIVERSITY REVENUE LOC)+/-@                                          2.31         11/01/2012           4,900,000
     19,570,000   CALIFORNIA STATE PUBLIC WORKS BOARD LEASE REVENUE CTFS
                  SERIES D AMBAC INSURED (LEASE REVENUE LOC)+/-@                       2.31         12/01/2019          19,570,000
      6,425,000   CALIFORNIA STATE PUTTERS SERIES 239Z AMBAC INSURED
                  (OTHER REVENUE LOC)+/-@                                              2.33         12/01/2032           6,425,000
      4,710,000   CALIFORNIA STATE ROCS RR FGIC INSURED+/-@                            2.31         02/01/2020           4,710,000
      4,000,000   CALIFORNIA STATE SERIES B-3 (GENERAL OBLIGATION - STATES,
                  TERRITORIES LOC)+/-@                                                 2.27         05/01/2033           4,000,000
      6,900,000   CALIFORNIA STATE WEEKLY KINDERGARTEN UNIVERSITY PUBLIC A-6
                  (PROPERTY TAX REVENUE LOC)+/-@                                       2.21         05/01/2034           6,900,000
     15,505,000   CALIFORNIA STATEWIDE CDA MFHR ARBOR RIDGE APARTMENTS SERIES X
                  FNMA INSURED (HOUSING REVENUE LOC)+/-@                               2.26         11/15/2036          15,505,000
     15,090,000   CALIFORNIA STATEWIDE CDA MFHR BYRON PARK PROJECT C+/-@               2.37         01/20/2031          15,090,000
      2,900,000   CALIFORNIA STATEWIDE CDA MFHR GLEN HAVEN APARTMENTS SERIES AA
                  (HOUSING REVENUE LOC)+/-@                                            2.36         12/01/2011           2,900,000
      3,985,000   CALIFORNIA STATEWIDE CDA MFHR GRANITE OAKS APARTMENTS SERIES R
                  COLLATERALIZED BY FNMA(MULTI-FAMILY HOUSING REVENUE LOC)+/-@         2.34         10/15/2030           3,985,000
     17,200,000   CALIFORNIA STATEWIDE CDA MFHR IAC PROJECT SERIES W-1 BANK OF
                  AMERICA NA LOC (MULTI-FAMILY HOUSING REVENUE LOC)+/-@                2.32         08/01/2034          17,200,000
     14,750,000   CALIFORNIA STATEWIDE CDA MFHR IAC PROJECT SERIES W-2 BANK OF
                  AMERICA NA LOC (MULTI-FAMILY HOUSING REVENUE LOC)+/-@                2.32         09/15/2029          14,750,000
      6,000,000   CALIFORNIA STATEWIDE CDA MFHR IAC PROJECT SERIES W-3 BANK OF
                  AMERICA NA LOC (MULTI-FAMILY HOUSING REVENUE LOC)+/-@                2.32         04/01/2025           6,000,000
      7,060,000   CALIFORNIA STATEWIDE CDA MULTI-FAMILY REVENUE LORENA TERRACE
                  SERIES DDD CITIBANK LOC+/-@                                          2.37         12/01/2036           7,060,000
     13,300,000   CALIFORNIA STATEWIDE CDA REVENUE (OTHER REVENUE LOC)+/-@             2.28         07/01/2034          13,300,000
     36,200,000   CALIFORNIA STATEWIDE CDA REVENUE SERIES A-1 (INDUSTRIAL
                  DEVELOPMENT REVENUE LOC)                                             3.00         06/30/2005          36,305,487
      7,300,000   CALIFORNIA STATEWIDE CDA REVENUE SERIES A-2 FRESNO (INDUSTRIAL
                  DEVELOPMENT REVENUE LOC)                                             3.00         06/30/2005           7,324,981
     11,700,000   CALIFORNIA STATEWIDE CDA REVENUE SERIES A-3 SAN BERNARDINO
                  COUNTY (INDUSTRIAL DEVELOPMENT REVENUE LOC)                          3.00         06/30/2005          11,740,037
     12,000,000   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
                  REVENUE+/-@                                                          2.26         12/01/2034          12,000,000
      5,425,000   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY REVENUE
                  SERIES A 02 FHA INSURED (HEALTHCARE FACILITIES REVENUE LOC)+/-@      2.32         04/20/2036           5,425,000
     16,420,000   CAMARILLO CA MFHR HACIENDA DE CAMARILLO PROJECT COLLATERALIZED
                  BY FNMA (MULTI-FAMILY HOUSING REVENUE LOC)+/-@                       2.34         10/15/2026          16,420,000
      1,100,000   CAMARILLO CA MFHR HERITAGE PARK PROJECT SERIES A COLLATERALIZED
                  BY FNMA REMARKETED 09 29 94 (MULTI-FAMILY HOUSING REVENUE
                  LOC)+/-@                                                             2.26         07/15/2019           1,100,000
      3,320,000   CARSON CA REDEVELOPMENT AGENCY SERIES 2076 MBIA INSURED (TAX
                  INCREMENTAL REVENUE LOC)+/-@                                         2.31         10/01/2019           3,320,000
      5,100,000   COLTON CA REDEVELOPMENT AGENCY CTFS PARTICIPATION LAS PALOMAS
                  ASSOCIATION PROJECT CITY NATIONAL BANK LOC (INDUSTRIAL
                  DEVELOPMENT REVENUE LOC)+/-@                                         2.28         11/01/2015           5,100,000
      5,965,000   COMPTON CA UNIVERSITY SCHOOL DISTRICT MERLOTS SERIES B39 MBIA
                  INSURED (PROPERTY TAX REVENUE LOC)+/-@                               2.32         09/01/2027           5,965,000
      2,100,000   CONCORD CA MULTI-FAMILY MORTGAGE REVENUE (OTHER REVENUE
                  LOC)+/-@                                                             2.33         12/01/2016           2,100,000
     11,875,000   CONTRA COSTA COUNTY CA HOME MORTGAGE REVENUE CTFS SERIES A
                  (HOUSING REVENUE LOC)+/-@                                            2.36         12/01/2015          11,875,000

WELLS FARGO MONEY MARKET FUNDS        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005
--------------------------------------------------------------------------------

    CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------


PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
CALIFORNIA (continued)
$     7,200,000   CONTRA COSTA COUNTY CA MFHR DELTA SQUARE APARTMENTS PROJECT
                  SERIES H COLLATERALIZED BY FNMA (MULTI-FAMILY HOUSING REVENUE
                  LOC)+/-@                                                             2.30%        10/15/2029     $     7,200,000
      3,300,000   CONTRA COSTA COUNTY CA MFHR LAFAYETTE TOWN CENTER APARTMENTS
                  SERIES I COLLATERALIZED BY FNMA (MULTI-FAMILY HOUSING REVENUE
                  LOC)+/-@                                                             2.34         07/15/2032           3,300,000
      2,000,000   CONTRA COSTA COUNTY CA MFHR SERIES B COLLATERALIZED BY FNMA
                  REMARKETED 09 28 94 (MULTI-FAMILY HOUSING REVENUE LOC)+/-@           2.30         11/15/2022           2,000,000
     10,610,000   CONTRA COSTA COUNTY CA MULTI-FAMILY HOUSING REVENUE GNMA DEL
                  NORTE APARTMENTS A (HOUSING REVENUE LOC)+/-@                         2.35         10/01/2033          10,610,000
     17,200,000   CONTRA COSTA COUNTY CA MULTI-FAMILY HOUSING REVENUE (HOUSING
                  REVENUE LOC)+/-@                                                     2.25         10/15/2033          17,200,000
      2,000,000   CSUCI CA FINANCING AUTHORITY RENTAL HOUSING CITIBANK INSURED
                  (COLLEGE AND UNIVERSITY REVENUE LOC)+/-@                             1.60         08/01/2031           2,000,000
      2,390,000   EAGLE TAX-EXEMPT TRUST CTF SERIES 950501 (CALIFORNIA STATE)
                  MBIA INSURED (OTHER REVENUE LOC)+/-@                                 2.31         02/01/2006           2,390,000
      4,000,000   EAGLE TAX-EXEMPT TRUST CTF SERIES 970503 (CALIFORNIA STATE
                  PUBLIC WORKS BOARD LEASE REVENUE SERIES C) AMBAC INSURED
                  (LEASE REVENUE LOC)+/-@                                              2.31         09/01/2017           4,000,000
      9,155,000   EASTERN MUNICIPAL WATER DISTRICT CA WATER & SEWER REVENUE CTFS
                  SERIES A (WATER & SEWER REVENUE LOC)+/-@                             2.23         07/01/2023           9,155,000
      5,355,000   EASTERN MUNICIPAL WATER DISTRICT CA WATER & SEWER REVENUE CTFS
                  SERIES B (WATER REVENUE LOC)+/-@                                     2.23         07/01/2020           5,355,000
      3,400,000   FREMONT CA MFHR CREEKSIDE VILLAGE APARTMENTS (HOUSING REVENUE
                  LOC)+/-@                                                             2.26         09/01/2007           3,400,000
        550,000   GARDEN GROVE CA MFHR MALABAR APARTMENTS PROJECT SERIES A
                  COLLATERALIZED BY FNMA (MULTI-FAMILY HOUSING REVENUE LOC)+/-@        2.23         12/15/2029             550,000
      1,750,000   GOLETA CA WATER DISTRICT REVENUE COP ROC SERIES RR-II-R 2050
                  (WATER REVENUE LOC)+/-@                                              2.31         12/01/2022           1,750,000
      4,000,000   HAYWARD CA MFHR SHOREWOOD SERIES A FGIC INSURED REMARKETED
                  03/17/94 (MULTI-FAMILY HOUSING REVENUE LOC)+/-@                      2.29         07/15/2014           4,000,000
      3,700,000   HAYWARD CA MFHR TENNYSON GARDENS APARTMENTS PROJECT SERIES A
                  US BANK NA LOC (HOUSING REVENUE LOC)+/-@                             2.31         08/01/2032           3,700,000
      1,000,000   HEMET CA MFHR SUNWEST RETIREMENT SERIES A COLLATERALIZED BY
                  FHLMC (MULTI-FAMILY HOUSING REVENUE LOC)+/-@                         2.30         01/01/2025           1,000,000
     14,800,000   HILLSBOROUGH CA CTFS PARTNERSHIP WATER & SEWER SYSTEMS
                  PROJECTS SERIES A (PROPERTY TAX REVENUE LOC)+/-@                     2.28         06/01/2033          14,800,000
      1,760,000   IRVINE CA INDUSTRIAL REVENUE IRVINE EAST INVESTMENT COMPANY
                  PROJECT BANK OF AMERICA NA LOC (INDUSTRIAL DEVELOPMENT REVENUE
                  LOC)+/-@                                                             2.13         12/01/2005           1,760,000
     37,000,000   KERN COUNTY CA TAX ANTICIPATION NOTES (OTHER REVENUE LOC)            3.00         06/30/2005          37,092,238
      5,500,000   LANCASTER CA REDEVELOPMENT AGENCY MFHR 20TH STREET APARTMENTS
                  PROJECT SERIES C COLLATERALIZED BY FNMA (HOUSING REVENUE
                  LOC)+/-@                                                             2.30         12/01/2026           5,500,000
      1,700,000   LODI CA ELECTRIC SYSTEMS REVENUE COP (ELECTRIC REVENUE LOC)+/-@      2.26         07/01/2032           1,700,000
      2,800,000   LONG BEACH CA HARBOR REVENUE P-FLOATS-PA 651 (AIRPORT REVENUE
                  LOC)+/-@                                                             2.33         05/15/2019           2,800,000
      2,135,000   LONG BEACH CA HARBOR REVENUE SERIES 418 FGIC INSURED (AIRPORT
                  REVENUE LOC)+/-@                                                     2.34         05/15/2020           2,135,000
     34,900,000   LONG BEACH CA HARBOR REVENUE SERIES A (AIRPORT REVENUE LOC)+/-@      2.31         05/15/2027          34,900,000
      1,300,000   LOS ANGELES CA COMMUNITY REDEVELOPMENT AGENCY MFHR (HOUSING
                  REVENUE LOC)+/-@                                                     2.29         04/01/2030           1,300,000
      7,900,000   LOS ANGELES CA COMMUNITY REDEVELOPMENT AGENCY MFHR (HOUSING
                  REVENUE LOC)+/-@                                                     2.33         10/15/2038           7,900,000
     16,000,000   LOS ANGELES CA CONVENTION & EXHIBITION CENTER AUTHORITY LEASE
                  REVENUE SERIES C-1 AMBAC INSURED (LEASE REVENUE LOC)+/-@             2.23         08/15/2021          16,000,000
     16,600,000   LOS ANGELES CA CONVENTION & EXHIBITION CENTER AUTHORITY LEASE
                  REVENUE SUB SERIES C-2 (LEASE REVENUE LOC)+/-@                       2.23         08/15/2021          16,600,000

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005        WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

    CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------


PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
CALIFORNIA (continued)
$     3,455,000   LOS ANGELES CA HARBOR DEPARTMENT REVENUE SERIES A (AIRPORT
                  REVENUE LOC)                                                         5.50%        08/01/2005     $     3,498,799
      6,995,000   LOS ANGELES CA HARBOR DEPARTMENT REVENUE TRANSPORTATION
                  RECEIPTS CLASS F SERIES 7 MBIA INSURED (HARBOR DEPARTMENT
                  REVENUE LOC)+/-@                                                     2.31         11/01/2026           6,995,000
      1,000,000   LOS ANGELES CA MFHR LA BREA APARTMENT PROJECT SERIES G
                  CITIBANK NA LOC (MULTI-FAMILY HOUSING REVENUE LOC)+/-@               2.25         12/01/2030           1,000,000
        100,000   LOS ANGELES CA MFHR LOANS TO LENDERS PROGRAM SERIES A FHLB LOC
                  (MULTI-FAMILY HOUSING REVENUE LOC)+/-@                               2.33         08/01/2026             100,000
      5,300,000   LOS ANGELES CA MFHR MASSELIN MANOR HOUSING PROJECT BANK OF
                  AMERICA NT & SA LOC (MULTI-FAMILY HOUSING REVENUE LOC)+/-@           2.28         07/01/2015           5,300,000
     15,000,000   LOS ANGELES CA SERIES L54J-REGULATION D+/-@                          2.31         06/30/2005          15,000,000
     33,000,000   LOS ANGELES CA TRAN (TAX REVENUE LOC)                                3.50         06/30/2005          33,162,326
      4,985,000   LOS ANGELES CA UNION SCHOOL DISTRICT MERLOTS SERIES B12
                  (GENERAL OBLIGATION - SCHOOL DISTRICTS LOC)+/-@                      2.32         01/01/2027           4,985,000
      4,970,000   LOS ANGELES CA WASTEWATER SYSTEM SEWER REVENUE ROCS RR II R
                  4034 (SEWER REVENUE LOC)+/-@                                         2.31         06/01/2022           4,970,000
      5,995,000   LOS ANGELES CA WATER & POWER REVENUE SERIES 182 FSA INSURED
                  (WATER REVENUE LOC)+/-@                                              2.31         01/01/2009           5,995,000
     10,595,000   LOS ANGELES CA WATER & POWER REVENUE SERIES 184 FSA INSURED
                  (WATER REVENUE LOC)+/-@                                              2.31         01/01/2009          10,595,000
      1,474,000   LOS ANGELES CA WATER & POWER REVENUE SERIES 873 (ELECTRIC
                  REVENUE LOC)+/-@                                                     2.30         07/01/2011           1,474,000
     38,300,000   LOS ANGELES CA WATER & POWER REVENUE SUBSERIES B-1 DEXIA
                  INSURED (WATER REVENUE LOC)+/-@                                      2.28         07/01/2035          38,300,000
     18,670,000   LOS ANGELES COUNTY CA METROPOLITAN TRANSPORTATION AUTHORITY
                  REVENUE FSA INSURED (TRANSPORTATION REVENUE LOC)+/-@                 2.31         07/01/2016          18,670,000
     20,200,000   LOS ANGELES COUNTY CA METROPOLITAN TRANSPORTATION AUTHORITY
                  REVENUE FSA INSURED (TRANSPORTATION REVENUE LOC)+/-@                 2.31         07/01/2021          20,200,000
     20,000,000   LOS ANGELES COUNTY CA METROPOLITAN TRANSPORTATION AUTHORITY
                  REVENUE FSA INSURED (TRANSPORTATION REVENUE LOC)+/-@                 2.31         07/01/2025          20,000,000
      3,000,000   LOS ANGELES COUNTY CA MFHR AUTHORITY REVENUE P FLOAT PT 639
                  (HOUSING REVENUE LOC)+/-@                                            2.36         08/25/2005           3,000,000
      3,400,000   LOS ANGELES COUNTY CA SCHOOLS POOLED FINANCING PROGRAM SERIES A
                  (EDUCATIONAL FACILITIES REVENUE LOC)                                 3.50         06/30/2005           3,415,586
      2,700,000   LOS ANGELES COUNTY HOUSING AUTHORITY MULTI-FAMILY REVENUE BONDS
                  (HOUSING REVENUE LOC)+/-@                                            2.28         09/01/2030           2,700,000
     14,920,000   LOS ANGELES COUNTY METROPOLITAN TRANSPORTATION AUTHORITY TAX
                  REVENUE REFUNDING SERIES A+/-@                                       2.23         07/01/2020          14,920,000
     31,600,000   METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA CALIFORNIA
                  SERIES C (WATER REVENUE LOC)+/-@                                     2.27         07/01/2027          31,600,000
     10,000,000   METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA SERIES B-2
                  (WATER REVENUE LOC)+/-@                                              2.23         07/01/2020          10,000,000
      9,530,000   METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS
                  REVENUE SERIES A AMBAC INSURED (WATER & SEWER REVENUE LOC)+/-@       2.23         06/01/2023           9,530,000
     31,130,000   METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS
                  REVENUE SERIES A2 JP MORGAN CHASE BANK INSURED (WATER REVENUE
                  LOC)+/-@                                                             2.28         07/01/2023          31,130,000
     14,900,000   METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS
                  REVENUE SERIES B+/-@                                                 2.27         07/01/2020          14,900,000
      9,900,000   METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS
                  REVENUE SERIES C-2 (WATER REVENUE LOC)+/-@                           2.23         07/01/2030           9,900,000
     20,000,000   METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS
                  REVENUE SERIES C-1 DEXIA LOC (WATER REVENUE LOC)+/-@                 2.20         07/01/2030          20,000,000
     20,900,000   METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS
                  REVENUE SERIES C-3 (WATER REVENUE LOC)+/-@                           2.26         07/01/2030          20,900,000

WELLS FARGO MONEY MARKET FUNDS        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005
--------------------------------------------------------------------------------

    CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------


PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
CALIFORNIA (continued)
$     9,045,000   MILPITAS CA REDEVELOPMENT AGENCY+/-@                                 2.31%        09/01/2021     $     9,045,000
     11,100,000   MODESTO CA IRRIGATION DISTRICT FINANCING AUTHORITY REVENUE
                  SERIES SG 66 MBIA INSURED (ELECTRIC REVENUE LOC)+/-@                 2.30         10/01/2015          11,100,000
      5,620,000   MODESTO CA PFA LEASE REVENUE SERIES 354 AMBAC INSURED (LEASE
                  REVENUE LOC)+/-@                                                     2.30         09/01/2029           5,620,000
     10,700,000   MOUNT DIABLO CA UNIVERSITY SCHOOL DISTRICT TRAN (PROPERTY TAX
                  REVENUE LOC)                                                         3.00         11/09/2005          10,773,807
      6,350,000   MSR PUBLIC POWER AGENCY CALIFORNIA SAN JUAN PROJECT REVENUE
                  SUBORDINATE LIEN SERIES B (POWER REVENUE LOC)+/-@                    2.23         07/01/2022           6,350,000
      2,700,000   MUNICIPAL SECURITIES TRUST SERIES 2001 136 CL A (AIRPORT
                  REVENUE LOC)+/-@++                                                   2.30         12/06/2018           2,700,000
      4,000,000   NEWPORT BEACH CA REVENUE HOAG MEMORIAL HOSPITAL SERIES B
                  (HEALTHCARE FACILITIES REVENUE LOC)+/-@                              2.26         10/01/2026           4,000,000
     16,000,000   OAKLAND CA JT POWERS FINANCING AUTHORITY REVENUE SERIES A
                  (HOUSING REVENUE LOC)+/-@                                            2.28         07/01/2033          16,000,000
      8,685,000   OAKLAND CA SEWER REVENUE (SEWER REVENUE LOC)+/-@                     2.31         06/15/2021           8,685,000
      6,000,000   OAKLAND CA SEWER REVENUE (SEWER REVENUE LOC)+/-@                     2.30         06/15/2029           6,000,000
     13,587,000   OAKLAND-ALAMEDA COUNTY CA COLISEUM AUTHORITY LEASE REVENUE
                  SERIES C-1 (LEASE REVENUE LOC)+/-@                                   2.27         02/01/2025          13,587,000
     20,600,000   ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE BLUFFS
                  APARTMENT PROJECT SERIES C FHLMC LOC (HOUSING REVENUE LOC)+/-@       2.30         12/01/2029          20,600,000
      4,000,000   ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE PARK RIDGE
                  VILLAS PROJECT FNMA LOC (HOUSING REVENUE LOC)+/-@                    2.30         11/15/2028           4,000,000
     10,500,000   ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE POINTE NIGUEL
                  PROJECT SERIES C (HOUSING REVENUE LOC)+/-@                           2.23         11/01/2022          10,500,000
     15,400,000   ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE PROJECT PARK
                  PLACE APARTMENTS ISSUE A FHLB INSURED (HOUSING REVENUE LOC)+/-@      2.31         04/01/2024          15,400,000
      9,000,000   ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE SERIES A FHLMC
                  LOC (HOUSING REVENUE LOC)+/-@                                        2.30         12/01/2006           9,000,000
      8,049,000   ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE SERIES D HARBOR
                  POINTE PROJECT FHLMC LOC (HOUSING REVENUE LOC)+/-@                   2.30         12/01/2022           8,049,000
      9,301,000   ORANGE COUNTY CA IMPROVEMENT ASSESSMENT DISTRICT NUMBER 88
                  SERIES 1 KBC BANK NV LOC (SPECIAL TAX REVENUE LOC)+/-@               2.28         09/02/2018           9,301,000
      2,302,500   ORANGE COUNTY CA SANITATION DISTRICT COP FLOATERS-SERIES 1032
                  (SEWER REVENUE LOC)+/-@                                              2.30         02/01/2033           2,302,500
     23,480,000   ORANGE COUNTY CA SANITATION DISTRICT COP AMBAC INSURED (LEASE
                  REVENUE LOC)+/-@                                                     2.23         08/01/2013          23,480,000
      2,300,000   ORANGE COUNTY CA SPECIAL FINANCING AUTHORITY TEETER PLAN
                  REVENUE SERIES 1995D AMBAC INSURED (PROPERTY TAX REVENUE
                  LOC)+/-@                                                             2.29         11/01/2014           2,300,000
      7,475,000   ORANGE COUNTY CA SPECIAL FINANCING AUTHORITY TEETER PLAN
                  REVENUE SERIES B AMBAC INSURED (PROPERTY TAX REVENUE LOC)+/-@        2.29         11/01/2014           7,475,000
      5,950,000   ORANGE COUNTY CA SPECIAL FINANCING AUTHORITY TEETER PLAN
                  REVENUE SERIES E AMBAC INSURED (PROPERTY TAX REVENUE LOC)+/-@        2.29         11/01/2014           5,950,000
     30,300,000   ORANGE COUNTY CA TRANSPORTATION AUTHORITY TOLL ROAD REVENUE
                  (TOLL ROAD REVENUE LOC)+/-@                                          2.27         12/15/2030          30,300,000
     35,510,000   ORANGE COUNTY CA WATER DISTRICT SERIES 2003A LLOYDS LOC (WATER
                  REVENUE LOC)+/-@                                                     2.26         08/01/2042          35,510,000
      4,800,000   PACIFIC CA HFA LEASE REVENUE SERIES A FHLMC INSURED (HOUSING
                  REVENUE LOC)+/-@                                                     2.34         02/01/2007           4,800,000
      7,875,000   PERRIS CA UNIVERSITY HIGH SCHOOL DISTRICT (PROPERTY TAX
                  REVENUE LOC)+/-@                                                     2.30         09/01/2024           7,875,000
     28,900,000   PITTSBURG CA REDEVELOPMENT AGENCY TAX ALLOCATION LOS MEDANOS
                  COMMUNITY SERIES A (TAX ALLOCATION REVENUE LOC)+/-@                  2.26         09/01/2035          28,900,000

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005        WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

    CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------


PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
CALIFORNIA (continued)
$     5,000,000   PLEASANT HILL CA REDEVELOPMENT AGENCY MULTI-FAMILY REVENUE
                  SERIES A (HOUSING REVENUE LOC)+/-@                                   2.29%        07/15/2031     $     5,000,000
      4,995,000   PORT OF OAKLAND CA TRANSPORTATION REVENUE FGIC INSURED
                  (TRANSPORTATION REVENUE LOC)+/-@                                     2.33         05/01/2008           4,995,000
      7,285,000   PORT OF OAKLAND CA TRANSPORTATION REVENUE MBIA INSURED
                  (TRANSPORTATION REVENUE LOC)+/-@                                     2.33         05/01/2010           7,285,000
      8,495,000   PORT OF OAKLAND CA TRANSPORTATION REVENUE SERIES K FGIC
                  INSURED (AIRPORT REVENUE LOC)+/-@                                    2.31         11/01/2021           8,495,000
      4,280,000   POWAY CA REDEVELOPMENT AGENCY TAX ALLOCATION REVENUE SERIES R
                  2046 MBIA INSURED (TAX ALLOCATION REVENUE LOC)+/-@                   2.31         06/15/2020           4,280,000
      6,500,000   POWAY CA UNIVERSITY SCHOOL DISTRICT CTFS PARTNERSHIP
                  (LEASE REVENUE LOC)+/-@                                              2.23         06/01/2029           6,500,000
      4,845,000   RANCHO SANTIAGO CA COMMUNITY COLLEGE DISTRICT (GENERAL
                  OBLIGATION - SCHOOL DISTRICTS LOC)+/-@                               2.30         09/01/2026           4,845,000
      3,700,000   REDONDO BEACH CA PUBLIC FINANCING AUTHORITY TAX ALLOCATION
                  REVENUE AVIATION HIGH REDEVELOPMENT PROJECT ALLIED IRISH BANK
                  PLC LOC (PROPERTY TAX REVENUE LOC)+/-@                               2.28         07/01/2030           3,700,000
      9,100,000   REDONDO BEACH CALIFORNIA AGENCY MFHR (HOUSING REVENUE LOC)+/-@       2.26         10/15/2034           9,100,000
     22,400,000   RIVERSIDE - SAN BERNADINO CA HOUSING & FINANCE AGENCY LEASE
                  REVENUE SERIES A SOCIETE GENERALE LOC (HOUSING REVENUE LOC)+/-@      2.29         07/01/2006          22,400,000
      1,500,000   RIVERSIDE COUNTY CA ASSET LEASING CORPORATION LEASEHOLD
                  REVENUE (LEASE REVENUE LOC)+/-@                                      2.26         11/01/2032           1,500,000
      9,560,000   ROARING FORK MUNICIPAL PRODUCTS LIMITED LIABILITY CORPORATION
                  SERIES 2000-12 CLASS A (MUNICIPAL LOC)+/-@                           2.38         03/01/2034           9,560,000
      8,290,000   SACRAMENTO CA MUNICIPAL UTILITIES DISTRICT ELECTRIC REVENUE
                  (UTILITIES REVENUE LOC)+/-@                                          2.31         05/15/2020           8,290,000
     25,300,000   SACRAMENTO CA UNION SCHOOL DISTRICT CTFS PARTNERS FSA INSURED
                  (GENERAL OBLIGATION - SCHOOL DISTRICTS LOC)+/-@                      2.28         03/01/2031          25,300,000
      7,000,000   SACRAMENTO COUNTY CA HFA MFHR ARLINGTON CREEK APARTMENT
                  SERIES 1 COLLATERALIZED BY FNMA (HOUSING REVENUE LOC)+/-@            2.34         05/15/2034           7,000,000
      6,300,000   SACRAMENTO COUNTY CA HFA MFHR HIDDEN OAKS APARTMENTS PROJECT
                  SERIES C COLLATERALIZED BY FNMA (HOUSING REVENUE LOC)+/-@            2.34         05/15/2029           6,300,000
      3,100,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY MFHR (HOUSING REVENUE
                  LOC)+/-@                                                             2.26         08/01/2034           3,100,000
      6,000,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY MFHR NORMANDY PARK
                  APARTMENTS SERIES A (HOUSING REVENUE LOC)+/-@                        2.34         02/15/2033           6,000,000
     32,000,000   SACRAMENTO COUNTY CA TRAN SERIES A   (TAX REVENUE LOC)               3.00         07/11/2005          32,117,559
      6,115,000   SAN BERNADINO COUNTY CA MFHR GREEN VALLEY APARTMENTS PROJECT
                  SERIES A COLLATERALIZED BY FNMA (HOUSING REVENUE LOC)+/-@            2.30         05/15/2029           6,115,000
      5,600,000   SAN BERNADINO COUNTY CA MFHR SYCAMORE TERRACE PROJECT SERIES A
                  COLLATERALIZED BY FNMA (HOUSING REVENUE LOC)+/-@                     2.30         05/15/2029           5,600,000
      3,395,000   SAN DIEGO CA AREA HFA LEASE REVENUE SERIES B COLLATERALIZED BY
                  FNMA (HOUSING REVENUE LOC)+/-@                                       2.34         06/01/2006           3,395,000
     14,825,000   SAN DIEGO CA HFA MFHR STRATTON APARTMENTS PROJECT SERIES A
                  COLLATERALIZED BY FNMA (HOUSING REVENUE LOC)+/-@                     2.34         01/15/2033          14,825,000
      8,200,000   SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY LEASE
                  REVENUE CLASS B (LEASE REVENUE LOC)+/-@                              2.33         02/15/2026           8,200,000
      1,900,000   SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY LEASE
                  REVENUE CLASS C (LEASE REVENUE LOC)+/-@                              2.33         02/15/2026           1,900,000
     19,130,000   SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY SEWER
                  REVENUE SERIES SG 130 (WATER & SEWER REVENUE LOC)+/-@                2.30         05/15/2029          19,130,000
      5,430,000   SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY WATER
                  REVENUE CLASS A (WATER REVENUE LOC)+/-@                              2.31         08/01/2012           5,430,000

WELLS FARGO MONEY MARKET FUNDS        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005
--------------------------------------------------------------------------------

    CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------


PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
CALIFORNIA (continued)
$    10,000,000   SAN DIEGO CA SCHOOL DISTRICT TRAN (OTHER REVENUE LOC)                3.00%        07/25/2005     $    10,043,694
      5,826,000   SAN DIEGO CA UNION SCHOOL DISTRICT SERIES 758 (EDUCATIONAL
                  FACILITIES REVENUE LOC)+/-@                                          2.30         07/01/2027           5,826,000
     11,580,000   SAN DIEGO CA UNION SCHOOL DISTRICT SERIES PA-804 (EDUCATIONAL
                  FACILITIES REVENUE LOC)+/-@                                          2.30         07/01/2022          11,580,000
      6,700,000   SAN DIEGO COUNTY & SCHOOL DISTRICT TRAN (EDUCATIONAL
                  FACILITIES REVENUE LOC)                                              3.25         07/25/2005           6,734,484
         95,000   SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT AGENCY MFHR
                  NAMIKI APARTMENTS PROJECT SERIES C CITIBANK NA LOC
                  (MULTI-FAMILY HOUSING REVENUE LOC)+/-@                               2.32         11/01/2036              95,000
     26,700,000   SAN FRANCISCO CA CITY & COUNTY UNIFIED SCHOOL DISTRICT TRAN          3.50         12/01/2005          26,953,612
     10,685,000   SAN FRANCISCO CITY & COUNTY PUBLIC UTILITIES COMMISSION FOR
                  CLEAN WATER MERLOTS SERIES B20 MBIA INSURED (WATER & SEWER
                  REVENUE LOC)+/-@                                                     2.32         10/01/2022          10,685,000
     20,600,000   SAN JOSE CA MFHR EVANS LANE APARTMENTS PROJECT SERIES H BANK
                  OF AMERICA NA LOC (MULTI-FAMILY HOUSING REVENUE LOC)+/-@             2.26         04/15/2036          20,600,000
      1,750,000   SAN JOSE CA MFHR VILLA MONTEREY APARTMENTS SERIES F (HOUSING
                  REVENUE LOC)+/-@                                                     2.33         07/15/2035           1,750,000
      1,800,000   SAN JOSE CA MORTGAGE REVENUE SOMERSET PARK PROJECT
                  COLLATERALIZED BY FHLMC REMARKETED 07 17 03 (HOUSING REVENUE
                  LOC)+/-@                                                             2.33         11/01/2017           1,800,000
      2,595,000   SAN JOSE CA REDEVELOPMENT AGENCY TAX ALLOCATION (TAX
                  INCREMENTAL REVENUE LOC)+/-@                                         2.31         08/01/2011           2,595,000
      6,857,500   SAN JOSE CA UNION SCHOOL DISTRICT SANTA CLARA COUNTY FLOATERS
                  SERIES 761 FSA INSURED (PROPERTY TAX REVENUE LOC)+/-@                2.30         08/01/2027           6,857,500
      8,690,000   SAN JOSE-SANTA CLARA CA WATER FINANCING AUTHORITY SEWER
                  REVENUE FLOATS-SG-49 (WATER & SEWER REVENUE LOC)+/-@                 2.30         11/15/2020           8,690,000
      2,200,000   SAN LEANDRO CA MFHR HAAS AVENUE APARTMENTS SERIES B SECURITY
                  PACIFIC NATIONAL LOC (MULTI-FAMILY HOUSING REVENUE LOC)+/-@          2.28         10/01/2007           2,200,000
      6,510,000   SAN MARCOS CA PFA TAX ALLOCATION REVENUE SERIES 1161 FGIC
                  INSURED (TAX INCREMENTAL REVENUE LOC)+/-@                            2.30         02/01/2011           6,510,000
      6,510,000   SAN MARCOS CA PFA TAX ALLOCATION REVENUE SERIES 1178 FGIC
                  INSURED (TAX INCREMENTAL REVENUE LOC)+/-@                            2.30         08/01/2011           6,510,000
      5,600,000   SANTA ANA CA HEALTH FACILITY REVENUE MULTI-MODEL TOWN &
                  COUNTRY PROJECT BNP PARIBAS (HEALTHCARE FACILITIES REVENUE
                  LOC)+/-@                                                             2.29         10/01/2020           5,600,000
      3,290,000   SANTA CLARA CA ELECTRIC REVENUE SERIES A AMBAC INSURED
                  (ELECTRIC REVENUE LOC)+/-@                                           2.23         07/01/2010           3,290,000
      7,200,000   SANTA CLARA CA ELECTRIC REVENUE SERIES C AMBAC INSURED
                  (ELECTRIC PLANT REVENUE LOC)+/-@                                     2.23         07/01/2010           7,200,000
      5,900,000   SANTA CLARA COUNTY CA MFHR BENTON PARK CENTER APARTMENTS
                  PROJECT SERIES A COLLATERALIZED BY FNMA (MULTI-FAMILY HOUSING
                  REVENUE LOC)+/-@                                                     2.30         12/15/2025           5,900,000
     11,700,000   SANTA CLARA COUNTY CA MFHR FOXCHASE APARTMENTS PROJECT
                  SERIES E FGIC INSURED REMARKETED 03/17/94 (MULTI-FAMILY
                  HOUSING REVENUE LOC)+/-@                                             2.29         11/15/2017          11,700,000
      4,600,000   SIMI VALLEY CA MFHR 500 DANSKE BANK INSURED (HOUSING REVENUE
                  LOC)+/-@                                                             2.37         03/01/2021           4,600,000
     10,000,000   SIMI VALLEY CA MFHR LINCOLN WOOD RANCH (HOUSING REVENUE
                  LOC)+/-@                                                             2.30         06/01/2010          10,000,000
      6,150,000   SIMI VALLEY CA MFHR SERIES A (MULTI-FAMILY HOUSING REVENUE
                  LOC)+/-@                                                             2.30         07/01/2023           6,150,000
     25,000,000   SOUTH PLACER CA WASTEWATER AUTHORITY REVENUE SERIES B (SEWER
                  REVENUE LOC)+/-@                                                     2.25         11/01/2035          25,000,000
      5,315,000   SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY POWER PROJECT
                  REVENUE SERIES PA 1172 (ELECTRIC PLANT REVENUE LOC)+/-@              2.30         07/01/2011           5,315,000
      1,800,000   SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY POWER REVENUE PALO
                  VERDE PROJECT SERIES C (ELECTRIC REVENUE LOC)+/-@                    2.26         07/01/2017           1,800,000
     18,650,000   SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY TRANSMISSION
                  PROJECT REVENUE LLOYDS BANK LOC (UTILITIES REVENUE LOC)+/-@          2.26         07/01/2019          18,650,000

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005        WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

    CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------


PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
CALIFORNIA (continued)
$     8,000,000   STATE OF CALIFORNIA MUNICIPAL SECURITIES TRUST RECEIPTS SERIES
                  JPMC3 (OTHER REVENUE LOC)+/-@                                        2.32%        06/01/2013     $     8,000,000
      2,430,000   STOCKTON CA HEALTH FACILITIES REVENUE SERIES A (HEALTHCARE
                  FACILITIES REVENUE LOC)+/-@                                          2.26         12/01/2032           2,430,000
      2,000,000   TAHOE FOREST CA HOSPITAL DISTRICT REVENUE (HOSPITAL REVENUE
                  LOC)+/-@                                                             2.26         07/01/2033           2,000,000
        500,000   TULARE CA LOCAL HEALTH CARE DISTRICT HEALTH FACILITY REVENUE
                  (HEALTHCARE FACILITIES REVENUE LOC)+/-@                              2.26         12/01/2032             500,000
      8,650,000   TURLOCK CA IRRIGATION DISTRICT COP CAPITAL IMPROVEMENT PROJECT
                  SOCIETE GENERALE LOC (LEASE REVENUE LOC)+/-@                         2.28         01/01/2031           8,650,000
      6,100,000   UNIVERSITY CA EDUCATION FACILITIES REVENUE SERIES 480 MBIA
                  INSURED (EDUCATIONAL FACILITIES REVENUE LOC)+/-@                     2.30         09/01/2022           6,100,000
      7,750,000   VACAVILLE CA MFHR SYCAMORES APARTMENTS SERIES A (HOUSING
                  REVENUE LOC)+/-@                                                     2.30         05/15/2029           7,750,000
      3,885,000   VICTORVILLE CA REDEVELOPMENT AGENCY TAX ALLOCATION SERIES
                  485 (TAX REVENUE LOC)+/-@                                            2.31         12/01/2019           3,885,000

                                                                                                                     2,500,210,531
                                                                                                                   ---------------
OTHER - 1.73%
     17,995,000   ABN AMRO MUNITOPS CTFS TR 1998-20 MUNITOPS CERTIFICATES AMBAC
                  INSURED (OTHER REVENUE LOC)+/-@                                      2.31         07/05/2006          17,995,000
     13,176,000   ABN AMRO MUNITOPS CTFS TR 1998-25 MUNITOPS CERTIFICATES FGIC
                  INSURED (OTHER REVENUE LOC)+/-@                                      2.31         07/05/2006          13,176,000
     17,000,000   ABN AMRO MUNITOPS CTFS TR 2000-5 MUNITOPS CERTIFICATES FGIC
                  INSURED (OTHER REVENUE LOC)+/-@++                                    2.34         05/07/2008          17,000,000

                                                                                                                        48,171,000
                                                                                                                   ---------------
PUERTO RICO - 1.49%
      7,200,000   EAGLE TAX-EXEMPT TRUST CTF 20015101 CLASS A (PUERTO RICO
                  COMMONWEALTH INFRASTRUCTURE FINANCING AUTHORITY SERIES A)
                  (OTHER REVENUE LOC)+/-@                                              2.29         10/01/2034           7,200,000
     10,000,000   EAGLE TAX-EXEMPT TRUST CTF 20025102 CLASS A (PUERTO RICO
                  COMMONWEALTH HIGHWAY & TRANSPORTATION REVENUE SERIES D) FSA
                  INSURED (TOLL ROAD REVENUE LOC)+/-@                                  2.29         07/01/2027          10,000,000
      5,000,000   PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY
                  REVENUE SERIES 2 MBIA INSURED (TRANSPORTATION REVENUE LOC)+/-@       2.29         07/01/2038           5,000,000
      4,995,000   PUERTO RICO COMMONWEALTH INFRASTRUCTURE FINANCING AUTHORITY
                  SERIES 86 (SALES TAX REVENUE LOC)+/-@                                2.30         07/01/2015           4,995,000
      7,980,000   PUERTO RICO COMMONWEALTH MERLOTS SERIES A44+/-@                      2.32         07/01/2029           7,980,000
      6,135,000   PUERTO RICO COMMONWEALTH PUBLIC BUILDINGS AUTHORITY REVENUE
                  SERIES 416 FSA LOC (LEASE REVENUE LOC)+/-@                           2.30         07/01/2021           6,135,000
                                                                                                                        41,310,000
                                                                                                                   ---------------

TOTAL MUNICIPAL BONDS & NOTES (COST $2,589,691,531)                                                                  2,589,691,531
                                                                                                                   ---------------
COMMERCIAL PAPER - 6.00%
     24,000,000   GOLDEN GATE BRIDGE                                                   2.02         05/11/2005          24,000,000
     14,300,000   GOLDEN GATE BRIDGE                                                   2.04         06/09/2005          14,300,000
     16,200,000   PORT OF OAKLAND CA                                                   2.09         05/06/2005          16,200,000
     18,300,000   UNIVERSITY OF CALIFORNIA                                             1.95         04/06/2005          18,300,000
     16,100,000   UNIVERSITY OF CALIFORNIA                                             1.90         04/07/2005          16,100,000
      5,500,000   UNIVERSITY OF CALIFORNIA                                             1.93         04/07/2005           5,500,000
     14,700,000   UNIVERSITY OF CALIFORNIA                                             1.98         05/05/2005          14,700,000
     10,000,000   UNIVERSITY OF CALIFORNIA                                             2.00         05/10/2005          10,000,000

WELLS FARGO MONEY MARKET FUNDS        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005
--------------------------------------------------------------------------------

    CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------


PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
COMMERCIAL PAPER (continued)
$    20,300,000   UNIVERSITY OF CALIFORNIA                                             2.15%        05/12/2005     $    20,300,000
      4,000,000   UNIVERSITY OF CALIFORNIA                                             1.97         05/16/2005           4,000,000
     17,400,000   UNIVERSITY OF CALIFORNIA                                             2.03         06/08/2005          17,400,000
      6,000,000   UNIVERSITY OF CALIFORNIA                                             2.06         06/08/2005           6,000,000

TOTAL COMMERCIAL PAPER (COST $166,800,000)                                                                             166,800,000
                                                                                                                   ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $2,756,491,531)*                              99.18%                                                         $ 2,756,491,531

OTHER ASSETS AND LIABILITIES, NET                    0.82                                                               22,771,347
                                                   ------                                                          ---------------
TOTAL NET ASSETS                                   100.00%                                                         $ 2,779,262,878
                                                   ======                                                          ===============

+/-   VARIABLE RATE SECURITIES.

@ THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005        WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

    CASH INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------


PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
ASSET-BACKED SECURITIES - 1.10%
$   122,742,185   DAIMLERCHRYSLER AUTO TRUST++                                         2.63%        01/08/2006     $   122,742,185
     26,351,817   NISSAN AUTO RECEIVABLES OWNER TRUST SERIES 2005-A                    2.64         01/17/2006          26,351,817

TOTAL ASSET-BACKED SECURITIES (COST $149,094,002)                                                                      149,094,002
                                                                                                                   ---------------

AGENCY NOTES - DISCOUNT - 2.08%
    200,000,000   FNMA^                                                                2.13         04/06/2005         199,940,833
     82,235,000   FNMA^                                                                2.74         09/01/2005          81,277,374

TOTAL AGENCY NOTES - DISCOUNT (COST $281,218,207)                                                                      281,218,207
                                                                                                                   ---------------

CERTIFICATES OF DEPOSIT - 9.66%
    240,000,000   BANCO BILBAO VIZCAYA ARGENTARIA NEW YORK                             2.25         09/19/2005         239,977,716
    200,000,000   CDC IXIS                                                             2.45         10/06/2005         200,000,000
     35,000,000   CREDIT SUISSE FIRST BOSTON NEW YORK                                  2.75         11/14/2005          35,000,000
    250,000,000   HBOS TREASURY SERVICES                                               2.88         06/03/2005         250,000,000
    369,000,000   LLOYDS TSB BANK PLC                                                  2.66         04/04/2005         368,992,431
    150,000,000   MORGAN STANLEY BANK                                                  2.96         08/08/2005         150,000,000
     60,000,000   NATEXIS BANQUES POPULAIRES NEW YORK                                  1.46         04/06/2005          59,999,984

TOTAL CERTIFICATES OF DEPOSIT (COST $1,303,970,131)                                                                  1,303,970,131
                                                                                                                   ---------------

COMMERCIAL PAPER - 26.98%
    300,000,000   ANZ NATIONAL (INTERNATIONAL) LIMITED^                                2.42         04/07/2005         299,879,000
    103,000,000   AQUINAS FUNDING LLC^                                                 2.45         05/16/2005         102,684,563
    204,151,000   ATLANTIS ONE FUNDING^                                                2.65         06/20/2005         202,948,777
     51,760,000   ATLANTIS ONE FUNDING^                                                2.94         08/17/2005          51,176,665
    107,006,000   ATOMIUM FUNDING CORPORATION^                                         2.71         05/11/2005         106,683,793
    300,000,000   BNP PARIBAS FINANCE INCORPORATED^                                    2.51         06/06/2005         298,619,500
    150,000,000   CDC COMMERCIAL PAPER CORPORATION^                                    2.14         04/19/2005         149,839,500
     70,000,000   CEDAR SPRINGS CAPITAL COMPANY^                                       2.98         06/17/2005          69,553,828
     40,000,000   CONCORD MINUTEMEN CAPITAL COMPANY+/-++                               2.74         04/06/2006          40,000,000
     55,000,000   CONCORD MINUTEMEN CAPITAL COMPANY+/-++                               2.77         04/11/2006          55,000,000
     25,000,000   EIFFEL FUNDING LLC^                                                  3.02         07/06/2005          24,796,667
     65,050,000   FCAR OWNER TRUST I INDUSTRY SPECIAL PURPOSE ENTITY^                  2.75         06/03/2005          64,736,947
     20,000,000   GEMINI SECURITIZATION LLC^                                           3.03         07/05/2005          19,840,083
    170,000,000   GRAMPIAN FUNDING LLC^                                                2.68         06/21/2005         168,974,900
    100,000,000   KBC FINANCIAL PRODUCTS INTERNATIONAL LIMITED^                        2.55         06/02/2005          99,560,833
     50,000,000   KFW INTERNATIONAL FINANCE^                                           2.66         07/07/2005          49,642,313
     50,000,000   KFW INTERNATIONAL FINANCE^                                           2.67         07/15/2005          49,610,625
     50,000,000   KFW INTERNATIONAL FINANCE^                                           2.68         07/22/2005          49,583,111
     50,000,000   KFW INTERNATIONAL FINANCE^                                           2.69         07/26/2005          49,566,611
     50,000,000   KFW INTERNATIONAL FINANCE^                                           3.10         08/01/2005          49,474,722
     89,855,000   LEXINGTON PARKER CAPITAL CORPORATION^                                2.46         05/13/2005          89,597,116
     60,000,000   LEXINGTON PARKER CAPITAL CORPORATION^                                2.74         05/10/2005          59,823,850
    167,779,000   LEXINGTON PARKER CAPITAL CORPORATION^                                2.86         06/01/2005         166,965,924
    150,000,000   LEXINGTON PARKER CAPITAL CORPORATION^                                3.10         09/01/2005         148,023,750
     75,000,000   LIQUID FUNDING LIMITED+/-++                                          2.74         05/05/2005          75,000,000
     50,000,000   LIQUID FUNDING LIMITED+/-++                                          2.85         10/17/2005          49,999,841
     20,000,000   NATIONWIDE BUILDING SOCIETY^                                         3.19         09/19/2005          19,697,425
     38,229,000   NEPTUNE FUNDING CORPORATION^                                         3.03         06/29/2005          37,942,633

WELLS FARGO MONEY MARKET FUNDS        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005
--------------------------------------------------------------------------------

    CASH INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------


PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
COMMERCIAL PAPER (continued)
$    61,005,000   NIEUW AMSTERDAM RECEIVABLES^                                         3.28%        09/23/2005     $    60,032,309
     90,000,000   PICAROS FUNDING LLC^                                                 2.58         05/03/2005          89,793,600
    145,245,000   PICAROS FUNDING LLC^                                                 2.86         06/01/2005         144,541,127
     45,000,000   PICAROS FUNDING LLC^                                                 2.85         07/26/2005          44,586,750
    100,000,000   PICAROS FUNDING LLC^                                                 3.00         08/23/2005          98,800,000
     50,000,000   SEDNA FINANCE INCORPORATED+/-++                                      2.79         10/17/2005          49,990,436
    110,000,000   SLM CORPORATION^                                                     2.84         04/07/2005         109,947,933
     60,000,000   SOLITAIRE FUNDING LLC^                                               2.60         04/01/2005          60,000,000
     86,148,000   SOLITAIRE FUNDING LLC^                                               3.03         07/01/2005          85,488,178
    142,000,000   SPINTAB AB^                                                          2.90         08/09/2005         140,512,944
     62,000,000   STANDARD FEDERAL BANK                                                2.92         12/01/2005          61,991,838
     46,907,000   WHITE PINE FINANCE LLC^                                              2.15         04/05/2005          46,895,795

TOTAL COMMERCIAL PAPER (COST $3,641,803,887)                                                                         3,641,803,887
                                                                                                                   ---------------

CORPORATE BONDS & NOTES - 3.31%
     90,000,000   ASSOCIATES CORPORATION OF NORTH AMERICA+/-                           3.19         06/27/2005          90,000,000
     25,520,000   BEAR STEARNS & COMPANY INCORPORATED                                  6.25         07/15/2005          25,777,495
     37,210,000   CITIGROUP INCORPORATED                                               6.75         12/01/2005          38,137,769
     10,349,000   FLEETBOSTON FINANCIAL CORPORATION                                    7.25         09/15/2005          10,571,928
     52,000,000   MCDONALD'S CORPORATION+/-++                                          4.49         03/07/2006          52,452,792
     35,648,000   STRATEGIC MONEY MARKET TRUST SERIES 2002-M+/-++                      2.55         01/10/2006          35,648,000
     48,948,718   STRATEGIC MONEY MARKET TRUST SERIES 2004-H+/-++                      3.05         09/23/2005          48,948,718
     25,000,000   USAA CAPITAL CORPORATION++                                           5.64         04/18/2005          25,038,319
    120,000,000   WAL-MART STORES                                                      5.01         06/01/2005         120,583,795

TOTAL CORPORATE BONDS & NOTES (COST $447,158,816)                                                                      447,158,816
                                                                                                                   ---------------

EXTENDABLE BONDS - 7.21%
     70,000,000   3M COMPANY++                                                         5.67         12/12/2005          71,346,302
    205,000,000   GENERAL ELECTRIC CAPITAL CORPORATION+/-                              2.86         04/07/2006         205,000,000
     35,000,000   GENERAL ELECTRIC COMPANY+/-                                          2.74         10/24/2005          35,009,926
    300,000,000   ING SECURITY LIFE INSTITUTIONAL FUNDING+/-++                         2.83         04/07/2006         300,000,000
     67,000,000   MERRILL LYNCH & COMPANY INCORPORATED+/-                              2.92         04/11/2006          67,051,749
     80,000,000   MORGAN STANLEY+/-                                                    2.84         04/03/2006          80,000,000
    115,000,000   NORTHERN ROCK PLC+/-++                                               2.73         02/03/2006         115,000,000
    100,000,000   NORTHERN ROCK PLC+/-++                                               3.00         04/07/2006         100,000,000

TOTAL EXTENDABLE BONDS (COST $973,407,977)                                                                             973,407,977
                                                                                                                   ---------------

MEDIUM TERM NOTES - 12.76%
     25,000,000   ALLSTATE FINANCIAL GLOBAL FUNDING LLC++                              7.13         09/26/2005          25,508,723
    130,000,000   AMERICAN EXPRESS CENTURION BANK+/-                                   2.78         05/13/2005         129,996,991
     60,000,000   AMERICAN GENERAL FINANCE+/-++                                        2.81         04/15/2006          60,000,000
    208,700,000   BANK OF AMERICA SECURITIES+/-@                                       2.96         09/09/2034         208,700,000
     49,000,000   BEAR STEARNS COMPANIES INCORPORATED+/-                               2.90         06/15/2005          49,000,000
     50,000,000   BEAR STEARNS COMPANIES INCORPORATED+/-                               2.81         09/07/2005          50,000,000
    251,000,000   BEAR STEARNS COMPANIES INCORPORATED+/-@                              3.03         09/09/2049         251,000,000
     64,000,000   BETA FINANCE INCORPORATED++                                          1.49         04/20/2005          63,999,500
    125,000,000   CC USA INCORPORATED++                                                3.05         01/06/2006         124,845,152
     70,000,000   FIVE FINANCE INCORPORATED++                                          2.44         10/07/2005          69,993,693

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005        WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

    CASH INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------


PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
MEDIUM TERM NOTES (continued)
$    15,125,000   GOLDMAN SACHS GROUP INCORPORATED+/-                                  3.05%        02/21/2006     $    15,152,510
     44,000,000   LIQUID FUNDING LIMITED+/-                                            2.85         09/22/2005          44,000,000
    109,000,000   MARSHALL & ILSLEY BANK                                               5.21         12/15/2005         110,721,221
    200,000,000   NATEXIS BANQUES POPULAIRES NEW YORK+/-                               2.71         09/09/2005         199,968,929
     80,000,000   NATIONWIDE BUILDING SOCIETY+/-++                                     2.75         04/07/2006          80,000,000
     24,000,000   PREMIUM ASSET TRUST SERIES 04-10+/-++                                2.82         03/15/2006          24,000,000
     50,000,000   PREMIUM ASSET TRUST SERIES 03-04+/-++                                3.05         06/03/2005          50,008,377
     65,000,000   PREMIUM ASSET TRUST SERIES 04-08+/-++                                2.82         10/14/2005          65,000,000
    100,000,000   ROYAL BANK OF CANADA+/-                                              2.75         04/10/2006         100,000,000

TOTAL MEDIUM TERM NOTES (COST $1,721,895,096)                                                                        1,721,895,096
                                                                                                                   ---------------

MUNICIPAL BONDS & NOTES - 0.49%

      1,100,000   KALAMAZOO FUNDING COMPANY LLC SERIES 96A+/-@                         2.86         12/15/2026           1,100,000
        695,000   KALAMAZOO FUNDING COMPANY LLC SERIES 96C+/-@                         2.86         12/15/2026             695,000
      1,095,000   KALAMAZOO FUNDING COMPANY LLC SERIES 96D+/-@                         2.86         12/15/2026           1,095,000
      1,225,000   KALAMAZOO FUNDING COMPANY LLC SERIES 96E+/-@                         2.86         12/15/2026           1,225,000
      1,450,000   KALAMAZOO FUNDING COMPANY LLC SERIES 96I+/-@                         2.86         12/15/2026           1,450,000
        585,000   KALAMAZOO FUNDING COMPANY LLC SERIES 96G+/-@                         3.02         12/15/2026             585,000
     24,000,000   MISSISSIPPI STATE TAXABLE NISSAN PROJECT A (GENERAL OBLIGATION
                  - STATES, TERRITORIES LOC)+/-@                                       2.85         11/01/2028          24,000,000
     17,000,000   NEW YORK NY SUBSERIES A9 (GENERAL OBLIGATION - STATES,
                  TERRITORIES LOC)+/-@                                                 2.85         11/01/2023          17,000,000
     19,000,000   SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT AGENCY
                  MULTIFAMILY REVENUE (OTHER REVENUE LOC)+/-@                          2.85         06/15/2034          19,000,000

TOTAL MUNICIPAL BONDS & NOTES (COST $66,150,000)                                                                        66,150,000
                                                                                                                   ---------------

PROMISSORY NOTES - 3.10%
    239,000,000   CITIGROUP GLOBAL MARKETS INCORPORATED+/-                             2.95         06/06/2005         239,000,000
    180,000,000   GOLDMAN SACHS GROUP INCORPORATED+/-                                  2.75         10/26/2005         180,000,000

TOTAL PROMISSORY NOTES (COST $419,000,000)                                                                             419,000,000
                                                                                                                   ---------------

TIME DEPOSITS - 9.34%
    185,000,000   BANCO BILBAO VIZCAYA ARGENTARIA                                      2.84         04/01/2005         185,000,000
    365,000,000   DEXIA CREDIT LOCAL DE FRANCE                                         2.80         04/04/2005         365,000,000
    182,000,000   ING BANK NV AMSTERDAM                                                2.79         04/07/2005         182,000,000
    181,000,000   IXIS CORPORATION & INVESTMENT BANK                                   2.83         04/01/2005         181,000,000
    217,000,000   IXIS CORPORATION & INVESTMENT BANK                                   2.79         04/07/2005         217,000,000
    130,000,000   NATEXIS BANQUES POPULAIRES                                           2.80         04/06/2005         130,000,000

TOTAL TIME DEPOSITS (COST $1,260,000,000)                                                                            1,260,000,000
                                                                                                                   ---------------

REPURCHASE AGREEMENTS - 23.87%
    591,241,741   BANK OF AMERICA NA - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $591,289,369)                             2.90         04/01/2005         591,241,741
     15,000,000   BANK OF AMERICA SECURITIES LLC - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $15,001,204)                   2.89         04/01/2005          15,000,000
    364,000,000   BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $364,029,322)                  2.90         04/01/2005         364,000,000

WELLS FARGO MONEY MARKET FUNDS        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005
--------------------------------------------------------------------------------

    CASH INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------


PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
REPURCHASE AGREEMENTS (continued)
$   546,000,000   BEAR STEARNS COMPANIES INCORPORATED - 102% COLLATERALIZED BY
                  US GOVERNMENT SECURITIES (MATURITY VALUE $546,043,983)               2.90%        04/01/2005     $   546,000,000
    182,000,000   CREDIT SUISSE FIRST BOSTON CORPORATION - 102% COLLATERALIZED
                  BY US GOVERNMENT SECURITIES (MATURITY VALUE $182,014,661)            2.90         04/01/2005         182,000,000
    576,000,000   GOLDMAN SACHS GROUP INCORPORATED - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $576,046,400)                  2.90         04/01/2005         576,000,000
    227,000,000   GOLDMAN SACHS GROUP INCORPORATED - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $227,018,412)                  2.92         04/01/2005         227,000,000
    367,000,000   GOLDMAN SACHS GROUP INCORPORATED - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $367,143,232)                  2.81         04/05/2005         367,000,000
    238,000,000   GOLDMAN SACHS GROUP INCORPORATED - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $238,111,067)                  2.80         04/06/2005         238,000,000
    100,000,000   JP MORGAN SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $100,008,111)                             2.92         04/01/2005         100,000,000
     14,450,000   LEHMAN BROTHERS INCORPORATED - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $14,451,152)                   2.87         04/01/2005          14,450,000

TOTAL REPURCHASE AGREEMENTS (COST $3,220,691,741)                                                                    3,220,691,741
                                                                                                                   ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $13,484,389,857)*                             99.90%                                                         $13,484,389,857

OTHER ASSETS AND LIABILITIES, NET                    0.10                                                               12,911,071
                                                   ------                                                          ---------------

TOTAL NET ASSETS                                   100.00%                                                         $13,497,300,928
                                                   ======                                                          ===============

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

^     ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

+/- VARIABLE RATE SECURITIES. @ THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

@ THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005        WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

    GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------


PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
AGENCY NOTES - DISCOUNT - 36.34%

FEDERAL HOME LOAN BANK - 2.16%
$    75,000,000   FHLB^                                                                2.74%        05/06/2005     $    74,836,667
     39,000,000   FHLB^                                                                3.05         09/07/2005          38,474,637
     75,000,000   FHLB^                                                                3.12         09/14/2005          73,922,729
     37,226,000   FHLB^                                                                2.91         09/16/2005          36,720,471

                                                                                                                       223,954,504
                                                                                                                   ---------------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 18.77%
     50,000,000   FHLMC^                                                               2.12         04/05/2005          49,988,222
     75,000,000   FHLMC^                                                               2.11         04/12/2005          74,952,104
     73,500,000   FHLMC^                                                               2.37         04/12/2005          73,453,287
     76,524,000   FHLMC^                                                               2.56         04/19/2005          76,426,049
     67,294,000   FHLMC^                                                               2.64         04/26/2005          67,180,208
     50,000,000   FHLMC^                                                               2.08         05/03/2005          49,906,444
     29,991,000   FHLMC^                                                               2.73         05/10/2005          29,902,302
     51,222,000   FHLMC^                                                               2.69         05/17/2005          51,045,939
     32,540,000   FHLMC^                                                               2.83         06/14/2005          32,350,707
    100,000,000   FHLMC^                                                               2.57         06/21/2005          99,406,000
     80,687,000   FHLMC^                                                               2.64         06/27/2005          80,172,217
     50,000,000   FHLMC^                                                               2.88         06/30/2005          49,640,000
     50,000,000   FHLMC^                                                               2.93         06/30/2005          49,633,750
     63,000,000   FHLMC^                                                               2.67         07/05/2005          62,556,944
     91,350,000   FHLMC^                                                               2.74         07/05/2005          90,696,721
    100,000,000   FHLMC^                                                               2.75         07/12/2005          99,222,250
    100,000,000   FHLMC^                                                               2.95         08/01/2005          99,000,278
     30,749,000   FHLMC^                                                               2.95         08/02/2005          30,439,076
     50,000,000   FHLMC^                                                               2.45         08/05/2005          49,538,875
     50,000,000   FHLMC^                                                               2.31         08/08/2005          49,586,125
    100,000,000   FHLMC^                                                               2.98         08/10/2005          98,915,611
     50,000,000   FHLMC^                                                               2.29         08/23/2005          49,543,000
     48,057,000   FHLMC^                                                               2.24         08/29/2005          47,608,468
     50,730,000   FHLMC^                                                               3.11         09/13/2005          50,006,886
     40,122,000   FHLMC^                                                               2.24         09/20/2005          39,668,644
    125,000,000   FHLMC^                                                               3.02         09/20/2005         123,178,472
    100,000,000   FHLMC^                                                               2.95         09/27/2005          98,533,194
     99,500,000   FHLMC^                                                               2.64         10/18/2005          97,979,861
     75,000,000   FHLMC^                                                               3.00         11/15/2005          73,577,375

                                                                                                                     1,944,109,009
                                                                                                                   ---------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 15.41%
     42,490,000   FNMA^                                                                2.53         04/01/2005          42,490,000
     78,872,250   FNMA^                                                                2.57         04/01/2005          78,872,250
     30,133,000   FNMA^                                                                2.61         04/01/2005          30,133,000
    101,713,000   FNMA^                                                                2.60         04/08/2005         101,661,578
     46,811,000   FNMA^                                                                2.57         04/20/2005          46,747,630
     44,996,000   FNMA^                                                                2.00         04/29/2005          44,926,006
     96,455,000   FNMA^                                                                2.75         04/29/2005          96,271,200
     49,300,000   FNMA^                                                                2.60         05/02/2005          49,189,623
     19,800,000   FNMA^                                                                2.73         05/11/2005          19,739,940

WELLS FARGO MONEY MARKET FUNDS        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005
--------------------------------------------------------------------------------

    GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------


PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$    50,000,000   FNMA^                                                                2.79%        06/01/2005     $    49,763,625
     50,000,000   FNMA^                                                                2.68         06/13/2005          49,728,278
     50,000,000   FNMA^                                                                2.83         06/17/2005          49,697,347
    125,000,000   FNMA^                                                                2.69         06/29/2005         124,170,260
     52,956,000   FNMA^                                                                2.89         07/01/2005          52,569,142
     21,911,050   FNMA^                                                                3.05         07/01/2005          21,741,568
     19,500,000   FNMA^                                                                3.05         07/01/2005          19,349,167
     73,000,000   FNMA^                                                                3.05         07/01/2005          72,437,190
     57,577,000   FNMA^                                                                3.05         07/01/2005          57,133,097
     56,000,000   FNMA^                                                                2.95         07/06/2005          55,559,467
     62,417,000   FNMA^                                                                2.82         07/20/2005          61,880,127
      8,091,066   FNMA^                                                                2.70         08/01/2005           8,017,033
    100,000,000   FNMA^                                                                2.88         08/01/2005          99,024,000
     41,315,000   FNMA^                                                                3.02         08/31/2005          40,788,188
     75,000,500   FNMA^                                                                2.44         09/01/2005          74,127,119
     50,000,000   FNMA^                                                                3.06         09/07/2005          49,324,250
     21,252,000   FNMA^                                                                3.06         09/08/2005          20,962,973
    108,392,000   FNMA^                                                                3.19         10/14/2005         106,509,472
     75,000,000   FNMA^                                                                3.00         11/04/2005          73,643,750
                                                                                                                     1,596,457,280
                                                                                                                   ---------------

TOTAL AGENCY NOTES - DISCOUNT (COST $3,764,520,793)                                                                  3,764,520,793
                                                                                                                   ---------------

AGENCY NOTES - INTEREST BEARING - 30.40%

FEDERAL FARM CREDIT BANK - 8.98%
     40,000,000   FFCB                                                                 4.38         04/15/2005          40,028,413
    100,000,000   FFCB+/-                                                              2.75         10/04/2005          99,984,500
    100,000,000   FFCB+/-                                                              2.73         12/14/2005          99,964,592
     50,000,000   FFCB+/-                                                              2.93         12/21/2005          49,981,453
     25,000,000   FFCB+/-@                                                             2.78         04/26/2006          24,998,679
     40,000,000   FFCB+/-@                                                             2.61         05/01/2006          39,992,359
    100,000,000   FFCB+/-@                                                             2.64         05/04/2006          99,988,990
    150,000,000   FFCB+/-@                                                             2.77         05/19/2006         149,982,874
     50,000,000   FFCB+/-@                                                             2.63         06/02/2006          49,985,430
    100,000,000   FFCB+/-@                                                             2.27         07/19/2006          99,987,082
     50,000,000   FFCB+/-@                                                             2.51         08/09/2006          49,979,810
     25,000,000   FFCB+/-@                                                             2.52         08/18/2006          24,993,160
    100,000,000   FFCB+/-@                                                             2.80         08/28/2006         100,027,891

                                                                                                                       929,895,233
                                                                                                                   ---------------
FEDERAL HOME LOAN BANK - 15.24%
     16,635,000   FHLB                                                                 1.63         04/15/2005          16,629,317
     24,200,000   FHLB                                                                 2.08         04/15/2005          24,195,665
     10,000,000   FHLB                                                                 1.31         04/22/2005           9,995,158
    100,000,000   FHLB+/-                                                              2.77         04/25/2005          99,998,802
     36,500,000   FHLB                                                                 1.41         05/09/2005          36,458,753
     75,000,000   FHLB                                                                 2.25         08/30/2005          74,942,428
    100,000,000   FHLB+/-                                                              2.83         09/08/2005          99,964,096
     50,000,000   FHLB+/-                                                              2.88         09/12/2005          49,988,742

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005        WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

    GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------


PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
FEDERAL HOME LOAN BANK (continued)
$   100,000,000   FHLB+/-                                                              2.72%        09/16/2005     $    99,983,200
     75,000,000   FHLB                                                                 2.13         09/20/2005          74,800,176
    100,000,000   FHLB+/-                                                              2.95         09/20/2005          99,980,519
     75,000,000   FHLB+/-                                                              2.45         10/05/2005          74,979,735
    111,860,000   FHLB                                                                 2.38         11/01/2005         111,769,266
    150,000,000   FHLB+/-@                                                             2.56         04/20/2006         149,921,189
     71,000,000   FHLB+/-@                                                             2.68         05/16/2006          70,937,931
    100,000,000   FHLB+/-@                                                             2.79         06/01/2006          99,916,484
    300,000,000   FHLB+/-@                                                             2.88         06/13/2006         299,772,322
     85,000,000   FHLB+/-@                                                             2.63         08/02/2006          84,947,179

                                                                                                                     1,579,180,962
                                                                                                                   ---------------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 1.06%
     74,822,000   FHLMC                                                                4.25         06/15/2005          75,049,639
     15,000,000   FHLMC                                                                7.00         07/15/2005          15,203,700
     20,000,000   FHLMC+/-                                                             2.55         10/07/2005          20,000,000

                                                                                                                       110,253,339
                                                                                                                   ---------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 5.12%
     19,000,000   FNMA                                                                 1.40         05/03/2005          18,978,397
     27,000,000   FNMA                                                                 1.55         05/04/2005          26,983,576
     10,000,000   FNMA                                                                 1.61         05/13/2005           9,992,789
     15,000,000   FNMA                                                                 1.85         06/03/2005          14,978,825
    110,000,000   FNMA+/-                                                              2.82         06/03/2005         109,999,988
    100,000,000   FNMA+/-                                                              2.87         06/09/2005          99,997,450
     26,187,000   FNMA                                                                 5.75         06/15/2005          26,346,577
     60,000,000   FNMA                                                                 7.00         07/15/2005          60,772,200
     33,710,000   FNMA                                                                 1.88         09/15/2005          33,531,194
     50,000,000   FNMA+/-                                                              2.43         10/03/2005          49,983,466
     28,000,000   FNMA                                                                 6.00         12/15/2005          28,487,823
     50,000,000   FNMA                                                                 3.15         02/08/2006          49,811,532

                                                                                                                       529,863,817
                                                                                                                   ---------------

TOTAL AGENCY NOTES - INTEREST BEARING (COST $3,149,193,351)                                                          3,149,193,351
                                                                                                                   ---------------

REPURCHASE AGREEMENTS - 34.97%
  1,100,000,000   BANK OF AMERICA NA - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $1,100,088,611)                           2.90         04/01/2005       1,100,000,000
     10,000,000   BANK OF AMERICA SECURITIES LLC - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $10,000,803)                   2.89         04/01/2005          10,000,000
    750,000,000   GOLDMAN SACHS GROUP INCORPORATED - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $750,350,000)                  2.80         04/06/2005         750,000,000
    350,000,000   HSBC USA INCORPORATED - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $350,028,194)                             2.90         04/01/2005         350,000,000
  1,000,000,000   JP MORGAN SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $1,000,080,556)                           2.90         04/01/2005       1,000,000,000
    400,000,000   JP MORGAN SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $400,032,222)                             2.90         04/01/2005         400,000,000
     11,970,000   LEHMAN BROTHERS INCORPORATED - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $11,970,954)                   2.87         04/01/2005          11,970,000

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--------------------------------------------------------------------------------

    GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                                                           VALUE
TOTAL REPURCHASE AGREEMENTS (COST $3,621,970,000)                                                                  $ 3,621,970,000
                                                                                                                   ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $10,535,684,144)*                            101.71%                                                         $10,535,684,144

OTHER ASSETS AND LIABILITIES, NET                   (1.71)                                                            (176,644,958)
                                                   ------                                                          ---------------

TOTAL NET ASSETS                                   100.00%                                                         $10,359,039,186
                                                   ======                                                          ===============

^     ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

+/-   VARIABLE RATE SECURITIES.

@ THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005        WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

    NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------


PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
MUNICIPAL BONDS & NOTES - 93.98%

ALABAMA - 2.32%
$    30,000,000   JEFFERSON COUNTY AL SEWER REVENUE SERIES A (SEWER REVENUE
                  LOC)+/-@                                                             2.30%        02/01/2042     $    30,000,000
      4,895,000   MONTGOMERY AL BMC SPECIAL CARE FACILITIES AUTHORITY REVENUE
                  SERIES 435 (BUSINESS IMPROVEMENT REVENUE LOC)+/-@                    2.32         11/15/2029           4,895,000
     27,400,000   MONTGOMERY AL INDUSTRIAL DEVELOPMENT BOARD PCR (INDUSTRIAL
                  DEVELOPMENT REVENUE LOC)+/-@                                         2.24         09/15/2006          27,400,000
      5,800,000   PRICHARD UNIVERSITY MOBILE AL EDUCATIONAL BUILDING AUTHORITY
                  REVENUE UNIVERSITY MOBILE PROJECT (COLLEGE AND UNIVERSITY
                  REVENUE LOC)+/-@                                                     2.25         03/01/2025           5,800,000

                                                                                                                        68,095,000
                                                                                                                   ---------------
ALASKA -  2.37%
      1,340,000   ALASKA INDUSTRIAL DEVELOPMENT AUTHORITY REVENUE PROVIDENCE
                  MEDICAL OFFICEBUILDING ASSOCIATES PROJECT KBC BANK NV LOC
                  (HEALTHCARE FACILITIES REVENUE LOC)+/-@                              1.95         06/01/2010           1,340,000
      7,495,000   ALASKA STATE HOUSING FINANCE CORPORATION FLOATER PA 1057
                  HOUSING REVENUE MBIA INSURED (HOUSING REVENUE LOC)+/-@               2.32         06/01/2026           7,495,000
      2,100,000   VALDEZ AK MARINE TERMINAL REVENUE BP PIPELINES INCORPORATED
                  PROJECT SERIES A (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-@            2.30         06/01/2037           2,100,000
     58,605,000   VALDEZ AK MARINE TERMINAL REVENUE BP PIPELINES INCORPORATED
                  PROJECT SERIES B (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-@            2.30         07/01/2037          58,605,000

                                                                                                                        69,540,000
                                                                                                                   ---------------
ARIZONA - 0.83%
      5,615,000   PIMA COUNTY AZ IDA REVENUE LEASE PURCHASE (INDUSTRIAL
                  DEVELOPMENT REVENUE LOC)+/-@                                         2.43         06/01/2007           5,615,000
     18,775,000   SCOTTSDALE AZ IDA REVENUE (EDUCATIONAL FACILITIES REVENUE
                  LOC)+/-@                                                             2.30         05/01/2021          18,775,000

                                                                                                                        24,390,000
                                                                                                                   ---------------
CALIFORNIA - 4.21%
      9,800,000   CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY REVENUE STANFORD
                  UNIVERSITY SERIES S-4 (COLLEGE AND UNIVERSITY REVENUE LOC)+/-@       2.22         11/01/2049           9,800,000
     12,900,000   CALIFORNIA STATE DAILY KINDERGARTEN UNIVERSITY A-2 (OTHER
                  REVENUE LOC)+/-@                                                     2.28         05/01/2034          12,900,000
        575,000   CALIFORNIA STATE DEPARTMENT VETERANS AFFAIRS HOME PURCHASE
                  REVENUE SERIES A SUBSERIES A-1 (OTHER REVENUE LOC)+/-@               2.25         12/01/2028             575,000
     11,500,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C-5 (ELECTRIC
                  REVENUE LOC)+/-@                                                     2.27         05/01/2022          11,500,000
     26,425,000   CALIFORNIA STATE ECONOMIC RECOVERY REVENUE SERIES C-7 (SALES
                  TAX REVENUE LOC)+/-@                                                 2.28         07/01/2023          26,425,000
      3,200,000   CALIFORNIA STATE SERIES B-3 (GENERAL OBLIGATION - STATES,
                  TERRITORIES LOC)+/-@                                                 2.27         05/01/2033           3,200,000
     16,400,000   CALIFORNIA STATEWIDE CDA REVENUE (OTHER REVENUE LOC)+/-@             2.28         07/01/2034          16,400,000
      6,500,000   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
                  REVENUE+/-@                                                          2.26         12/01/2034           6,500,000
      2,175,000   METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS
                  REVENUE SERIES A1 (WATER REVENUE LOC)+/-@                            2.23         07/01/2023           2,175,000
        600,000   METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS
                  REVENUE SERIES A2 JP MORGAN CHASE BANK INSURED (WATER REVENUE
                  LOC)+/-@                                                             2.28         07/01/2023             600,000
     12,200,000   METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS
                  REVENUE SERIES C1 DEXIA LOC (WATER REVENUE LOC)+/-@                  2.20         07/01/2030          12,200,000
        600,000   METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS
                  REVENUE SERIES C3 (WATER REVENUE LOC)+/-@                            2.26         07/01/2030             600,000
      1,600,000   NEWPORT BEACH CA REVENUE HOAG MEMORIAL HOSPITAL SERIES B
                  (HEALTHCARE FACILITIES REVENUE LOC)+/-@                              2.26         10/01/2026           1,600,000
      5,200,000   OAKLAND-ALAMEDA COUNTY CA COLISEUM AUTHORITY LEASE REVENUE
                  SERIES C-1 (LEASE REVENUE LOC)+/-@                                   2.27         02/01/2025           5,200,000
      7,100,000   RANCHO CALIFORNIA WATER DISTRICT SERIES-B (FGIC) (WATER
                  REVENUE LOC)+/-@                                                     2.23         08/01/2031           7,100,000
      4,300,000   SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY TRANSMISSION
                  PROJECT REVENUE LLOYDS BANK LOC (UTILITIES REVENUE LOC)+/-@          2.26         07/01/2019           4,300,000

WELLS FARGO MONEY MARKET FUNDS        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005
--------------------------------------------------------------------------------

    NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------


PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
CALIFORNIA (continued)
$     2,732,500   US BANCORP PROJECT FUNDING TRUST SERIES A (MUNICIPAL LOC)+/-++       2.36%        01/01/2010     $     2,732,500

                                                                                                                       123,807,500
                                                                                                                   ---------------
COLORADO - 2.32%
      1,800,000   ARVADA COUNTY CO WATER ENTERPRISES REVENUE FSA INSURED (WATER
                  REVENUE LOC)+/-@                                                     2.05         11/01/2020           1,800,000
      2,015,000   COLORADO DEPARTMENT OF TRANSPORTATION REVENUE PUTTERS SERIES
                  249Z AMBAC INSURED (TRANSPORTATION REVENUE LOC)+/-@                  2.32         06/15/2014           2,015,000
      8,000,000   COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY REVENUE
                  (EDUCATIONAL FACILITIES REVENUE LOC)+/-@                             2.30         02/01/2035           8,000,000
      2,600,000   DENVER CO CITY AND COUNTY EXCISE TAX REVENUE CONVENTION CENTER
                  PROJECT (TAX REVENUE LOC)+/-@                                        2.30         09/01/2025           2,600,000
     15,405,000   FITZSIMONS REDEVELOPMENT AUTHORITY COLORADO REVENUE UNIVERSITY
                  PHYSICIANS INCORPORATED ALLIED IRISH BANK PLC LOC (EDUCATIONAL
                  FACILITIES REVENUE LOC)+/-@                                          2.35         01/01/2025          15,405,000
      5,305,000   JEFFERSON COUNTY CO SCHOOL DISTRICT NO R-001 SERIES 665
                  (PROPERTY TAX REVENUE LOC)+/-@                                       2.32         12/15/2012           5,305,000
      3,260,000   MESA COUNTY CO VY SCHOOL DISTRICT NUMBER 051 GRAND JUNCTION
                  SERIES 684 (PROPERTY TAX REVENUE LOC)+/-@                            2.32         12/01/2012           3,260,000
     22,900,000   UNIVERSITY OF COLORADO HOSPITAL AUTHORITY REVENUE (COLLEGE AND
                  UNIVERSITY REVENUE LOC)+/-@                                          2.30         11/15/2035          22,900,000
      6,806,000   US BANCORP PROJECT FUNDING TRUST SERIES A (DEPOSITORY
                  INSTITUTIONS LOC)+/-++                                               2.36         03/01/2010           6,806,000

                                                                                                                        68,091,000
                                                                                                                   ---------------
CONNECTICUT - 0.14%
      1,985,000   CONNECTICUT STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                  REVENUE (HEALTH FACILITIES FINANCING AUTHORITY REVENUE LOC)+/-@      2.28         07/01/2029           1,985,000
      2,000,000   CONNECTICUT STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                  REVENUE SERIES C (PRIVATE SCHOOL REVENUE LOC)+/-@                    2.28         03/01/2037           2,000,000

                                                                                                                         3,985,000
                                                                                                                   ---------------
DELAWARE - 1.81%
     37,475,000   DELAWARE STATE ECONOMIC DEVELOPMENT AUTHORITY REVENUE HOSPITAL
                  BILLING SERIES A (MUNICIPAL BOND INSURANCE ASSOCIATION INSURED
                  LOC)+/-@                                                             2.28         12/01/2015          37,475,000
     15,600,000   KENT COUNTY STUDENT HOUSING REVENUE+/-@                              2.29         07/01/2036          15,600,000

                                                                                                                        53,075,000
                                                                                                                   ---------------
DISTRICT OF COLUMBIA - 0.18%
      5,245,000   DISTRICT OF COLUMBIA ROCS RR II (PROPERTY TAX REVENUE LOC)+/-@       2.32         06/01/2022           5,245,000
                                                                                                                   ---------------
FLORIDA - 0.95%
      5,000,000   ALACHUA COUNTY FL HEALTH FACILITIES AUTHORITY OAK HAMMOCK
                  UNIVERSITY OF FLORIDA PROJECT SERIES A BNP PARIBAS LOC
                  (HEALTHCARE FACILITIES REVENUE LOC)+/-@                              2.29         10/01/2032           5,000,000
      1,310,000   BOYNTON BEACH COMMUNITY REDEVELOPMENT AGENCY FLORIDA TAX
                  INCREMENT REVENUE SERIES 657 (TAX REVENUE LOC)+/-@                   2.32         10/01/2012           1,310,000
      2,655,000   BREVARD COUNTY FL SCHOOL BOARD CERTIFICATES PARTNER SERIES 638
                  (LEASE REVENUE LOC)+/-@                                              2.32         07/01/2012           2,655,000
      1,420,000   BROWARD COUNTY FL HFA MFHR PROJECT 703 (HOUSING REVENUE
                  LOC)+/-@                                                             2.30         09/01/2026           1,420,000
      1,600,000   COLLIER COUNTY FL HEALTH FACILITIES AUTHORITY HOSPITAL REVENUE
                  CLEVELAND CLINIC HEALTH SERIES C-1 (HEALTHCARE FACILITIES
                  REVENUE LOC)+/-@                                                     2.30         01/01/2035           1,600,000
      9,000,000   EAGLE TAX-EXEMPT TRUST CTF 20010906 CLASS A (FLORIDA STATE
                  BOARD OF EDUCATION LOTTERY REVENUE SERIES B) FGIC INSURED
                  (OTHER REVENUE LOC)+/-@                                              2.31         07/01/2019           9,000,000
      1,700,000   HILLSBOROUGH COUNTY FL AVIATION AUTHORITY REVENUE DELTA AIR
                  LINES (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-@                       2.32         12/01/2030           1,700,000
        135,000   ORANGE COUNTY FL IDA INDUSTRIAL DEVELOPMENT REVENUE CENTRAL
                  FLORIDA YMCA PROJECT SERIES A BANK OF AMERICA NA LOC
                  (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-@                             2.35         05/01/2027             135,000

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005        WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

    NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
FLORIDA (continued)
$     1,030,000   ORANGE COUNTY FL SCHOOL BOARD CTFS PARTNER (OTHER REVENUE
                  LOC)+/-@                                                             2.32%        08/01/2012     $     1,030,000
      1,000,000   PALM BEACH COUNTY FL HFA HOUSING REVENUE SERIES C (HOUSING
                  REVENUE LOC)+/-@                                                     2.30         11/01/2007           1,000,000
      2,750,000   PALM BEACH COUNTY FL ZOOLOGICAL SOCIETY INCORPORATED PROJECT
                  NORTHERN TRUST COMPANY LOC (RECREATIONAL FACILITIES REVENUE
                  LOC)+/-@                                                             2.35         05/01/2031           2,750,000
        400,000   SARASOTA COUNTY FL UTILITY SYSTEM REVENUE (WATER REVENUE
                  LOC)+/-@                                                             2.31         10/01/2010             400,000

                                                                                                                        28,000,000
                                                                                                                   ---------------
GEORGIA - 2.57%
      1,000,000   ALBANY DOUGHERTY COUNTY GA HOSPITAL AUTHORITY REVENUE
                  ANTICIPATION CTFS PHOEBE HOSPITAL (HEALTHCARE FACILITIES
                  REVENUE LOC)+/-@                                                     2.30         09/01/2032           1,000,000
      5,300,000   CLAYTON COUNTY GA DEVELOPMENT AUTHORITY INDUSTRIAL DEVELOPMENT
                  REVENUE BLUE CIRCLE AGGREGATES INCORPORATED DANSKE BANK LOC
                  (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-@                             2.35         09/01/2009           5,300,000
      1,195,000   COBB COUNTY GA DEVELOPMENT AUTHORITY UNIVERSITY FACILITIES
                  REVENUE SERIES 580 (EDUCATIONAL FACILITIES REVENUE LOC)+/-@          2.32         07/15/2012           1,195,000
      4,270,000   EAGLE TAX-EXEMPT TRUST CTF 20001003 CLASS A (ATLANTA GA AIRPORT
                  REVENUE SERIES A) FGIC INSURED (AIRPORT REVENUE LOC)+/-@             2.32         01/01/2030           4,270,000
      8,120,000   FULTON COUNTY GS DEVELOPMENT AUTHORITY REVENUE SERIES 960
                  (COLLEGE AND UNIVERSITY REVENUE LOC)+/-@                             2.32         05/01/2036           8,120,000
      5,275,000   FULTON DE KALB GA HOSPITAL AUTHORITY REVENUE ROCS RR II R 2074
                  (HEALTHCARE FACILITIES REVENUE LOC)+/-@                              2.32         01/01/2020           5,275,000
     13,440,000   GEORGIA LOCAL GOVERNMENT CTFS PARTICIPATION SERIES K (GENERAL
                   OBLIGATION - POLITICAL SUBDIVISION LOC)+/-@                         2.38         12/01/2022          13,440,000
      4,500,000   GEORGIA STATE SERIES B (OTHER REVENUE LOC)                           4.50         05/01/2005           4,509,559
     23,000,000   GWINNETT COUNTY GA SCHOOL DISTRICT                                   3.25         12/30/2005          23,184,851
      9,285,000   ROSELL GA HOUSING AUTHORITY MFHR REVENUE (HOUSING REVENUE
                  LOC)+/-@                                                             2.30         01/01/2034           9,285,000

                                                                                                                        75,579,410
                                                                                                                   ---------------
HAWAII - 1.50%
      8,000,000   EAGLE TAX-EXEMPT TRUST CTF 20011101 CLASS A (HAWAII STATE
                  HIGHWAY REVENUE) FSA INSURED (TOLL ROAD REVENUE LOC)+/-@             2.32         07/01/2016           8,000,000
     15,000,000   HONOLULU HI CITY & COUNTY SERIES C (PROPERTY TAX REVENUE
                  LOC)+/-@                                                             2.28         12/01/2006          15,000,000
      6,000,000   HONOLULU HI CITY & COUNTY SERIES C (PROPERTY TAX REVENUE
                  LOC)+/-@                                                             2.28         12/01/2018           6,000,000
     15,000,000   HONOLULU HI CITY & COUNTY SERIES C (PROPERTY TAX REVENUE
                  LOC)+/-@                                                             2.28         12/01/2019          15,000,000

                                                                                                                        44,000,000
                                                                                                                   ---------------
ILLINOIS - 3.93%
      5,000,000   CHICAGO IL BOARD OF EDUCATION CTFS SERIES A (PROPERTY TAX
                  REVENUE LOC)+/-@                                                     2.38         06/01/2021           5,000,000
      6,050,000   CHICAGO IL BOARD OF EDUCATION ROC SERIES II-R 139 AMBAC INSURED
                  (PROPERTY TAX REVENUE LOC)+/-@                                       2.32         12/01/2022           6,050,000
      5,425,000   CHICAGO IL PARK DISTRICT ROC RR SERIES II-R 4018 AMBAC INSURED
                  (STATE & LOCAL GOVERNMENT LOC)+/-@                                   2.32         01/01/2024           5,425,000
      2,800,000   CHICAGO IL PUBLIC BUILDING COMMISSION EAGLE 20030015 CLASS A
                  FGIC INSURED (LEASE REVENUE LOC)+/-@                                 2.32         12/01/2014           2,800,000
      5,700,000   CHICAGO IL SALES TAX REVENUE SERIES SG 131 FGIC INSURED
                  (SALES TAX REVENUE LOC)+/-@                                          2.32         01/01/2027           5,700,000
      3,747,000   COOK COUNTY IL CTFS SERIES 458 FGIC INSURED (PROPERTY TAX
                  REVENUE LOC)+/-@                                                     2.32         11/15/2028           3,747,000
      5,125,000   EAGLE TAX-EXEMPT TRUST CTF 20021301 CLASS A (ILLINOIS STATE)
                  FGIC INSURED (OTHER REVENUE LOC)+/-@                                 2.32         02/01/2019           5,125,000
     18,025,000   EAGLE TAX-EXEMPT TRUST CTF 20021303 CLASS A (COOK COUNTY IL
                  SERIES C) AMBAC INSURED (PROPERTY TAX REVENUE LOC)+/-@               2.32         11/15/2025          18,025,000
      4,000,000   EAGLE TAX-EXEMPT TRUST CTF 20021304 CLASS A (ILLINOIS STATE)
                  FGIC INSURED (OTHER REVENUE LOC)+/-@                                 2.32         02/01/2027           4,000,000

WELLS FARGO MONEY MARKET FUNDS        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005
--------------------------------------------------------------------------------

    NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------


PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
ILLINOIS (continued)
$     4,810,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY REVENUE CHRISTIAN
                  HERITAGE ACADEMY US BANK NA LOC (PRIVATE SCHOOL REVENUE LOC)+/-@     2.34%        12/01/2021     $     4,810,000
        849,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY REVENUE UHLICH CHILDRENS
                  HOME PROJECT AMERICAN NATIONAL B&T LOC (HEALTHCARE FACILITIES
                  REVENUE LOC)+/-@                                                     2.30         06/01/2015             849,000
        185,000   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUE NEWBERRY
                  LIBRARY NORTHERN TRUST COMPANY LOC (OTHER REVENUE LOC)+/-@           2.30         03/01/2028             185,000
      4,700,000   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUE ST XAVIER
                  UNIVERSITY PROJECT SERIES A LASALLE BANK NA LOC (COLLEGE AND
                  UNIVERSITY REVENUE LOC)+/-@                                          2.30         10/01/2032           4,700,000
     10,700,000   ILLINOIS HEALTH CARE FACILITIES AUTHORITY REVENUE RIVERSIDE
                  HEALTH SYSTEMS (HEALTHCARE FACILITIES REVENUE LOC)+/-@               2.28         11/01/2019          10,700,000
        700,000   ILLINOIS HEALTH FACILITIES AUTHORITY REVENUE (HOSPITAL REVENUE
                  LOC)+/-@                                                             2.30         08/01/2026             700,000
      3,200,000   ILLINOIS HEALTH FACILITIES AUTHORITY REVENUE MEMORIAL MEDICAL
                  CENTER SERIES C KREDIETBANK NV LOC (HEALTHCARE FACILITIES
                  REVENUE LOC)+/-@                                                     2.30         01/01/2016           3,200,000
      2,300,000   ILLINOIS STATE (PROPERTY TAX REVENUE LOC)+/-@                        2.32         11/01/2012           2,300,000
      7,530,000   ILLINOIS STATE CTFS SERIES G (GENERAL OBLIGATION - STATES,
                  TERRITORIES LOC)+/-@                                                 2.36         05/01/2012           7,530,000
      5,425,000   ILLINOIS STATE ROCS RR II (GENERAL OBLIGATION - SCHOOL
                  DISTRICTS LOC)+/-@                                                   2.32         07/01/2017           5,425,000
      4,500,000   ILLINOIS STATE SALES TAX REVENUE MUNICIPAL TRUST RECEIPTS
                  SERIES SG-9 (SALES TAX REVENUE LOC)+/-@                              2.32         06/15/2019           4,500,000
      6,800,000   LOMBARD IL IDA REVENUE 2500 HIGLAND AVENUE PROJECT MID-AMERICA
                  FEDERAL SAVINGS & LOAN LOC (INDUSTRIAL DEVELOPMENT REVENUE
                  LOC)+/-@                                                             2.73         12/01/2006           6,800,000
      4,895,000   SCHAUMBURG IL SERIES C (PROPERTY TAX REVENUE LOC)+/-@                2.35         12/01/2034           4,895,000
      3,120,000   WARREN COUNTY IL INDUSTRIAL PROJECT REVENUE MONMOUTH COLLEGE
                  PROJECT ALLIED IRISH BANK PLC LOC (COLLEGE AND UNIVERSITY
                  REVENUE LOC)+/-@                                                     2.31         12/01/2032           3,120,000

                                                                                                                       115,586,000
                                                                                                                   ---------------
INDIANA - 4.20%
      1,580,000   HAMMOND IN PCR AMOCO OIL COMPANY PROJECT (INDUSTRIAL
                  DEVELOPMENT REVENUE LOC)+/-@                                         2.30         02/01/2022           1,580,000
     49,000,000   INDIANA BOND BANK REVENUE ADVANCED FUNDING PROGRAM NOTES
                  SERIES A (STATE & LOCAL GOVERNMENTS LOC)                             3.25         01/26/2006          49,373,962
        300,000   INDIANA HFFA REVENUE CAPITAL ACCESS COMERICA BANK LOC
                  (HEALTHCARE FACILITIES REVENUE LOC)+/-@                              2.30         04/01/2013             300,000
      3,860,000   INDIANA HFFA REVENUE FAYETTE MEMORIAL HOSPITAL ASSOCIATION
                  SERIES B FIFTH THIRD BANK LOC (HEALTHCARE FACILITIES REVENUE
                  LOC)+/-@                                                             2.34         10/01/2022           3,860,000
      4,500,000   INDIANA HOSPITAL EQUIPMENT FINANCING AUTHORITY REVENUE SERIES
                  A MBIA INSURED (HEALTHCARE FACILITIES REVENUE LOC)+/-@               2.30         12/01/2015           4,500,000
      2,300,000   INDIANA STATE EDUCATIONAL FACILITIES AUTHORITY REVENUE DEPAUW
                  UNIVERSITY PROJECT (COLLEGE AND UNIVERSITY REVENUE LOC)+/-@          2.29         07/01/2018           2,300,000
     16,300,000   INDIANA STATE EDUCATIONAL FACILITIES AUTHORITY REVENUE
                  FACILITIES DEPAUW UNIVERSITY PROJECT (HIGHER EDUCATION
                  FACILITIES AUTHORITY REVENUE LOC)+/-@                                2.29         07/01/2032          16,300,000
      9,985,000   INDIANA STATE OFFICE BUILDING COMMISSION FACILITIES REVENUE
                  MERLOTS SERIES B17 MBIA INSURED (LEASE REVENUE LOC)+/-@              2.35         07/01/2023           9,985,000
      2,000,000   INDIANA TRANSIT FINANCE AUTHORITY HIGHWAY REVENUE SERIES B-21
                  (TOLL ROAD REVENUE LOC)+/-@                                          2.35         12/01/2022           2,000,000
      5,290,000   INDIANA UNIVERSITY REVENUES (COLLEGE AND UNIVERSITY REVENUE
                  LOC)+/-@                                                             2.32         08/01/2023           5,290,000
        750,000   INDIANAPOLIS IN ECONOMIC DEVELOPMENT REVENUE JEWISH FEDERATION
                  CAMPUS FIFTH THIRD BANK LOC (ECONOMIC DEVELOPMENT REVENUE
                  LOC)+/-@                                                             2.30         04/01/2005             750,000
     27,100,000   MT VERNON IN POLLUTION & SOLID WASTE DISPOSAL REVENUE GENERAL
                  ELECTRIC COMPANY PROJECT (POLLUTION CONTROL REVENUE LOC)+/-@         2.24         12/01/2014          27,100,000

                                                                                                                       123,338,962
                                                                                                                   ---------------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005        WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

    NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------


PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
IOWA - 3.97%
$     3,000,000   HILLS IA HEALTHCARE REVENUE MERCY HOSPITAL PROJECT US BANK NA
                  LOC (HEALTHCARE FACILITIES REVENUE LOC)+/-@                          2.29%        08/01/2032     $     3,000,000
      6,100,000   IOWA FINANCE AUTHORITY HEALTH CARE FACILITIES REVENUE ST LUKE'S
                  HEALTH SERIES A GENERAL ELECTRIC CAPITAL CORPORATION LOC
                  (HEALTHCARE FACILITIES REVENUE LOC)+/-@                              2.30         03/01/2018           6,100,000
      2,960,000   IOWA FINANCE AUTHORITY MFHR CEDARWOOD HILLS PROJECT SERIES A
                  COLLATERALIZED BY FHLMC (MULTI-FAMILY HOUSING REVENUE LOC)+/-@       2.35         05/01/2031           2,960,000
      3,000,000   IOWA FINANCE AUTHORITY PRIVATE COLLEGE REVENUE DRAKE UNIVERSITY
                  PROJECT FIRSTAR BANK LOC (COLLEGE AND UNIVERSITY REVENUE
                  LOC)+/-@                                                             2.34         07/01/2011           3,000,000
      3,190,000   IOWA HIGHER EDUCATION LOAN AUTHORITY REVENUE PRIVATE COLLEGE
                  FACILITIES GRAND VIEW PROJECT FIRSTAR BANK NA LOC (COLLEGE AND
                  UNIVERSITY REVENUE LOC)+/-@                                          2.34         10/01/2025           3,190,000
     14,495,000   IOWA HIGHER EDUCATION LOAN AUTHORITY REVENUE PRIVATE COLLEGES
                  AMBROSE (COLLEGE AND UNIVERSITY REVENUE LOC)+/-@                     2.29         04/01/2033          14,495,000
     16,135,000   IOWA HIGHER EDUCATIONAL LEARNING AUTHORITY REVENUE PRIVATE
                  COLLEGE FACILITY LORAS COLLEGE PROJECT (EDUCATIONAL FACILITIES
                  REVENUE LOC)+/-@                                                     2.29         11/01/2030          16,135,000
     41,200,000   IOWA SCHOOL CASH ANTICIPATION PROGRAM-SERIES A (GENERAL
                  OBLIGATION - SCHOOL DISTRICTS LOC)                                   3.00         06/30/2005          41,297,969
     24,000,000   IOWA STATE (TAX REVENUE LOC)                                         3.00         06/30/2005          24,068,787
      2,615,000   OSKALOOSA IA PRIVATE SCHOOL FACILITY REVENUE WILLIAM PENN
                  UNIVERSITY PROJECT US BANK NA LOC (PRIVATE SCHOOL REVENUE
                  LOC)+/-@                                                             2.34         07/01/2020           2,615,000

                                                                                                                       116,861,756
                                                                                                                   ---------------
KANSAS - 1.46%
      5,840,000   LENEXA KS MFHR SERIES 1020 (HOUSING REVENUE LOC)+/-@                 2.33         01/01/2006           5,840,000
     26,425,000   OLATHE KANSAS HEALTH FACILITIES REVEUNE SERIES A (HOSPITAL
                  REVENUE LOC)+/-@                                                     2.29         09/01/2032          26,425,000
     10,585,000   WICHITA KS SERIES 213 (PROPERTY TAX REVENUE LOC)                     3.00         08/04/2005          10,621,858

                                                                                                                        42,886,858
                                                                                                                   ---------------
KENTUCKY - 0.99%
      7,470,000   KENTUCKY STATE PROPERTY AND BUILDINGS COMMISSION REVENUE ROCS
                  RR II R 4053+/-@                                                     2.32         11/01/2020           7,470,000
      9,795,000   LOUISVILLE & JEFFERSON COUNTY KY METROPOLITAN SEWER DISTRICT
                  SEWER AND DRAIN SYSTEM SERIES A (SEWER REVENUE LOC)+/-@              2.29         05/15/2023           9,795,000
     11,750,000   SHELBY COUNTY KY LEASE REVENUE SERIES A (INDUSTRIAL DEVELOPMENT
                  REVENUE LOC)+/-@                                                     2.30         09/01/2034          11,750,000

                                                                                                                        29,015,000
                                                                                                                   ---------------
LOUISIANA - 0.65%
      4,995,000   ERNEST N MORIAL-NEW ORLEANS LA EXHIBIT HALL AUTHORITY SPECIAL
                  TAX SERIES A46 (SPECIAL TAX REVENUE LOC)+/-@                         2.35         07/15/2028           4,995,000
      8,500,000   LAKE CHARLES LA HARBOR AND TERMINAL DISTRICT PORT FACILITIES
                  (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-@                             2.30         08/01/2007           8,500,000
      5,620,000   LOUISIANA PUBLIC FACILITIES AUTHORITY REVENUE SERIES II-R-192
                  (HEALTHCARE FACILITIES REVENUE LOC)+/-@                              2.32         05/15/2022           5,620,000

                                                                                                                        19,115,000
                                                                                                                   ---------------
MAINE - 0.14%
      4,235,000   MAINE STATE TURNPIKE AUTHORITY TURNPIKE REVENUE SERIES 547
                  (ECONOMIC DEVELOPMENT REVENUE LOC)+/-@                               2.32         07/01/2012           4,235,000
                                                                                                                   ---------------
MARYLAND - 1.35%
     24,900,000   MARYLAND STATE HEALTH & HIGHER EDUCATIONAL FACILITIES AUTHORITY
                  REVENUE JOHNS HOPKINS UNIVERSITY SERIES A (COLLEGE AND
                  UNIVERSITY REVENUE LOC)+/-@                                          2.26         07/01/2036          24,900,000
      2,905,000   MONTGOMERY COUNTY MD ECONOMIC DEVELOPMENT REVENUE (HOSPITAL
                  REVENUE LOC)+/-@                                                     2.29         03/01/2032           2,905,000
     12,000,000   MONTGOMERY COUNTY MD HOUSING OPPORTUNITIES COMMUNITY SFMR
                  (HOUSING REVENUE LOC)+/-@                                            2.33         01/01/2010          12,000,000

                                                                                                                        39,805,000
                                                                                                                   ---------------

WELLS FARGO MONEY MARKET FUNDS        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005
--------------------------------------------------------------------------------

    NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------


PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
MASSACHUSETTS - 2.36%
$     8,700,000   MASSACHUSETTS BAY TRANSPORTATION AUTHORITY CTFS SERIES SG
                  156+/-@                                                              2.36%        07/01/2030     $     8,700,000
      5,745,000   MASSACHUSETTS STATE DEVELOPMENT FINANCING AGENCY SERIES 563
                  (STATE AGENCY HOUSING REVENUE LOC)+/-@                               2.28         01/01/2016           5,745,000
      7,495,000   MASSACHUSETTS STATE GO FSA INSURED (OTHER REVENUE LOC)+/-@           1.70         12/01/2014           7,495,000
      8,350,000   MASSACHUSETTS STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                  REVENUE (HOSPITAL REVENUE LOC)+/-@                                   2.28         07/01/2029           8,350,000
      5,900,000   MASSACHUSETTS STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                  REVENUE CAPITAL ASSET PROGRAM-SERIES E (HEALTHCARE FACILITIES
                  REVENUE LOC)+/-@                                                     2.30         01/01/2035           5,900,000
     28,250,000   MASSACHUSETTS STATE HFA HOUSING REVENUE SERIES F (HOUSING
                  REVENUE LOC)+/-@                                                     2.25         12/01/2037          28,250,000
      4,965,000   MASSACHUSETTS STATE SPECIAL OBLIGATION DEDICATED TAX REVENUE
                  B19 (OTHER REVENUE LOC)+/-@                                          2.34         01/01/2028           4,965,000

                                                                                                                        69,405,000
                                                                                                                   ---------------
MICHIGAN - 4.58%
      1,125,000   BIG RAPIDS MI PUBLIC SCHOOL DISTRICT (PROPERTY TAX REVENUE
                  LOC)@                                                                5.63         05/01/2005           1,140,313
      7,200,000   DETROIT MI CITY SCHOOL DISTRICT EAGLE-20026014 CLASS A FGIC
                  INSURED (PROPERTY TAX REVENUE LOC)+/-@                               2.32         05/01/2032           7,200,000
      2,250,000   DETROIT MI SEWER DISPOSAL REVENUE MERLOTS SERIES B41 FSA
                  INSURED (SEWER REVENUE LOC)+/-@                                      2.35         07/01/2026           2,250,000
      6,495,000   DETROIT MI SEWER DISPOSAL REVENUE SERIES II-R-103 FGIC INSURED
                  (SEWER REVENUE LOC)+/-@                                              2.32         07/01/2026           6,495,000
        900,000   FARMINGTON HILLS MI HOSPITAL FINANCE AUTHORITY HOSPITAL REVENUE
                  BOTSFORD GENERAL HOSPITAL SERIES B MBIA INSURED (HEALTHCARE
                  FACILITIES REVENUE LOC)+/-@                                          2.34         02/15/2016             900,000
      9,765,000   LIVONIA MI PUBLIC SCHOOL DISTRICT (PROPERTY TAX REVENUE
                  LOC)+/-@                                                             2.32         05/01/2023           9,765,000
     50,800,000   MICHIGAN MUNICIPAL AUTHORITY REVENUE (STATE & LOCAL
                  GOVERNMENTS LOC)                                                     3.00         08/19/2005          50,999,539
     32,900,000   MICHIGAN STATE (OTHER REVENUE LOC)                                   3.50         09/30/2005          33,134,339
      4,285,000   MICHIGAN STATE BUILDING AUTHORITY REVENUE (LEASE REVENUE
                  LOC)+/-@                                                             2.32         10/15/2021           4,285,000
      1,700,000   MICHIGAN STATE GRANT ANTICIPATION NOTES SERIES B
                  (OTHER REVENUE LOC)+/-@                                              2.29         09/15/2008           1,700,000
        500,000   MICHIGAN STATE GRANT ANTICIPATION NOTES SERIES D
                  (TRANSPORTATION REVENUE LOC)+/-@                                     2.23         09/15/2009             500,000
      8,700,000   MICHIGAN STATE GRANT SERIES A (GENERAL OBLIGATION - POLITICAL
                  SUBDIVISION LOC)+/-@                                                 2.29         09/15/2008           8,700,000
      7,600,000   MICHIGAN STATE HOUSING DEVELOPMENT AUTHORITY LIMITED OBLIGATION
                  REVENUE NONPROFIT HOUSING CORPORATION VI (HOUSING REVENUE
                  LOC)+/-@                                                             2.30         06/01/2025           7,600,000

                                                                                                                       134,669,191
                                                                                                                   ---------------
MINNESOTA - 2.58%
      3,375,000   BURNSVILLE MN MFHR BERKSHIRE PROJECT SERIES A COLLATERALIZED BY
                  FNMA (MULTI-FAMILY HOUSING REVENUE LOC)+/-@                          2.30         07/15/2030           3,375,000
      2,225,000   BURNSVILLE MN MULTI-FAMILY REVENUE (HOUSING REVENUE LOC)+/-@         2.30         01/01/2035           2,225,000
      2,935,000   CASS LAKE MN INDEPENDENT SCHOOL DISTRICT NUMBER 115 SERIES A         3.00         09/19/2005           2,953,200
      2,550,000   CRYSTAL MN MFHR CRYSTAL APARTMENTS PROJECT COLLATERALIZED BY
                  FHLB (MULTI-FAMILY HOUSING REVENUE LOC)+/-@                          2.30         05/01/2027           2,550,000
      1,300,000   DAKOTA COUNTY MN HOUSING & REDEVELOPMENT AUTHORITY MFHR PT 484
                  COLLATERALIZED BY FHLMC (MULTI-FAMILY HOUSING REVENUE LOC)+/-@       2.33         12/01/2022           1,300,000
      1,310,000   DULUTH MN ECONOMIC DEVELOPMENT AUTHORITY HEALTH CARE FACILITIES
                  MILLER DWAN MEDICAL CENTER (HEALTHCARE FACILITIES REVENUE
                  LOC)+/-@                                                             2.34         06/01/2019           1,310,000
      4,855,000   EAGAN MN MFHR FLOATS PT 1221 (MULTI-FAMILY HOUSING REVENUE
                  LOC)+/-@                                                             2.33         12/01/2029           4,855,000
      1,950,000   EAGLE TAX-EXEMPT TRUST CTF 20012301 CLASS A (MINNESOTA STATE)
                  (PROPERTY TAX REVENUE LOC)+/-@                                       2.32         10/01/2019           1,950,000
     10,080,000   EDINA MN MFHR EDINA PARK PLAZA COLLATERALIZED BY FHLMC
                  (MULTI-FAMILY HOUSING REVENUE LOC)+/-@                               2.30         12/01/2029          10,080,000
        200,000   MANKATO MN FAMILY YMCA PROJECT REVENUE (SPORTS FACILITIES
                  REVENUE LOC)+/-@                                                     2.39         05/01/2006             200,000

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005        WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

    NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------


PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
$     1,850,000   MANKATO MN MFHR HIGHLAND PROJECT US BANK TRUST NA LOC
                  REMARKETED 10/03/00 (STATE & LOCAL GOVERNMENTS LOC)+/-@              2.34%        05/01/2027     $     1,850,000
        250,000   MAPLE GROVE MN MFHR BASSWOOD TRAILS PROJECT (HOUSING REVENUE
                  LOC)+/-@                                                             2.30         03/01/2029             250,000
        240,000   MINNEAPOLIS MN WOMANS CLUB OF MINNEAPOLIS PROJECT REVENUE
                  (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-@                             2.40         05/01/2023             240,000
     17,500,000   MINNESOTA SCHOOL DISTRICT TAX & AID ANTICIPATION BORROWING
                  PROGRAM CERTIFICATES SERIES A (OTHER REVENUE LOC)                    3.00         09/02/2005          17,606,591
      6,000,000   MINNESOTA STATE HIGHER EDUCATION FACILITIES AUTHORITY REVENUE
                  (HIGHER EDUCATION FACILITIES AUTHORITY REVENUE LOC)+/-@              2.29         12/01/2034           6,000,000
        250,000   MINNESOTA STATE HIGHER EDUCATION FACILITIES AUTHORITY REVENUE
                  ST. THOMAS UNIVERSITY SERIES 5L (EDUCATIONAL FACILITIES REVENUE
                  LOC)+/-@                                                             2.31         04/01/2027             250,000
      2,910,000   MINNETONKA MN HOUSING FACILITIES REVENUE (HOUSING REVENUE
                  LOC)+/-@                                                             2.30         05/15/2034           2,910,000
      2,865,000   PLYMOUTH MN MFHR LANCASTER VILLAGE APARTMENTS PROJECT
                  COLLATERALIZED BY FNMA (HOUSING REVENUE LOC)+/-@                     2.30         09/15/2031           2,865,000
        450,000   ROSEVILLE MN PRIVATE SCHOOL FACILITIES REVENUE NORTHWESTERN
                  COLLEGE PROJECT (EDUCATIONAL FACILITIES REVENUE LOC)+/-@             2.34         11/01/2022             450,000
      1,090,000   RUSHFORD PETERSON MN INDEPENDENT SCHOOL DISTRICT NUMBER 239
                  SERIES A                                                             3.00         09/19/2005           1,096,759
      1,675,000   ST. PAUL MN HOUSING & REDEVELOPMENT AUTHORITY DISTRICT HEATING
                  REVENUE SERIES A (WATER REVENUE LOC)+/-@                             2.30         12/01/2012           1,675,000
        950,000   ST. PAUL MN HOUSING & REDEVELOPMENT AUTHORITY REVENUE MINNESOTA
                  PUBLIC RADIO PROJECT ALLIED IRISH BANK PLC LOC (HOUSING
                  REVENUE LOC)+/-@                                                     2.34         05/01/2022             950,000
      1,895,000   ST. PAUL MN PORT AUTHORITY DISTRICT COOLING REVENUE SERIES M
                  DEXIA BANK LOC (TRANSPORTATION REVENUE LOC)+/-@                      2.34         03/01/2021           1,895,000
      1,075,000   ST. PAUL MN PORT AUTHORITY DISTRICT COOLING REVENUE SERIES O
                  DEXIA CREDIT LOCAL DE FRANCE LOC (TRANSPORTATION REVENUE
                  LOC)+/-@                                                             2.34         03/01/2012           1,075,000
        850,000   ST. PAUL MN PORT AUTHORITY DISTRICT COOLING REVENUE SERIES Q
                  DEXIA CREDIT LOCAL DE FRANCE LOC (TRANSPORTATION REVENUE
                  LOC)+/-@                                                             2.30         03/01/2022             850,000
        900,000   ST. PAUL MN PORT AUTHORITY MULTI-FAMILY REVENUE (HOUSING
                  REVENUE LOC)+/-@                                                     2.30         02/01/2034             900,000
      1,910,000   ST. PAUL MN PORT AUTHORITY TAX INCREMENT REVENUE WESTGATE
                  OFFICE & INDUSTRIAL CENTER PROJECT US BANK TRUST NA LOC
                  (TRANSPORTATION REVENUE LOC)+/-@                                     2.35         02/01/2015           1,910,000
      2,300,000   UNIVERSITY OF MINNESOTA GO UNIVERSITY REVENUE (EDUCATIONAL
                  FACILITIES REVENUE LOC)+/-@                                          2.32         07/01/2021           2,300,000

                                                                                                                        75,871,550
                                                                                                                   ---------------
MISSISSIPPI - 0.89%
      9,800,000   JACKSON COUNTY MS PCR CHEVRON USA INCOME PROJECT (INDUSTRIAL
                  DEVELOPMENT REVENUE LOC)+/-@                                         2.28         06/01/2023           9,800,000
     15,600,000   JACKSON COUNTY MS PORT FACILITY REVENUE CHEVRON USA
                  INCORPORATED PROJECT (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-@        2.30         06/01/2023          15,600,000
        910,000   MISSISSIPPI HOME CORPORATION SFMR SERIES 146 GNMA FNMA INSURED
                  (SINGLE FAMILY MORTGAGE REVENUE LOC)+/-@                             2.37         11/01/2029             910,000

                                                                                                                        26,310,000
                                                                                                                   ---------------
MISSOURI - 0.52%
     11,300,000   KANSAS CITY MO IDA REVENUE EWING MARION KAUFFMAN SERIES A
                  (COLLEGE AND UNIVERSITY REVENUE LOC)+/-@                             2.29         04/01/2027          11,300,000
        145,000   MISSOURI HEALTH AND EDUCATION FACILITY AUTHORITY EDUCATION
                  FACILITIES REVENUE ST LOUIS UNIVERSITY PROJECT SERIES A
                  (EDUCATIONAL FACILITIES REVENUE LOC)+/-@                             2.34         10/01/2009             145,000
      3,800,000   MISSOURI HEALTH AND EDUCATION FACILITY AUTHORITY REVENUE
                  CHRISTIAN BROTHERS COLLEGE SERIES A (HEALTHCARE FACILITIES
                  REVENUE LOC)+/-@                                                     2.34         10/01/2032           3,800,000

                                                                                                                        15,245,000
                                                                                                                   ---------------

WELLS FARGO MONEY MARKET FUNDS        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005
--------------------------------------------------------------------------------

    NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------


PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
MONTANA - 0.36%
$    10,705,000   MONTANA STATE HEALTH FACILITIES AUTHORITY FACILITIES REVENUE
                  (HOSPITAL REVENUE LOC)+/-@                                           2.36%        02/15/2020     $    10,705,000
                                                                                                                   ---------------

NEBRASKA - 1.12%
     19,700,000   AMERICAN PUBLIC ENERGY AGENCY NEBRASKA GAS SUPPLY REVENUE
                  NATIONAL PUBLIC GAS AGENCY PROJECT SERIES A (OTHER REVENUE
                  LOC)+/-@                                                             2.33         02/01/2014          19,700,000
      5,845,000   LANCASTER COUNTY NE HOSPITAL AUTHORITY NUMBER 1 HOSPITAL
                  REVENUE BRYAN LEIGH MEDICAL CENTER PROJECT AMBAC INSURED
                  (HOSPITAL REVENUE LOC)+/-@                                           2.29         06/01/2018           5,845,000
      7,400,000   NEBRASKA EDUCATIONAL FINANCE AUTHORITY REVENUE CREIGHTON
                  UNIVERSITY PROJECT (COLLEGE AND UNIVERSITY REVENUE LOC)+/-@          2.29         03/01/2033           7,400,000

                                                                                                                        32,945,000
                                                                                                                   ---------------
NEVADA - 1.39%
     16,000,000   CLARK COUNTY NV AIRPORT IMPROVEMENT REVENUE SERIES A (AIRPORT
                  REVENUE LOC)+/-@                                                     2.28         07/01/2012          16,000,000
      5,955,000   CLARK COUNTY NV ROC RR SERIES II-R 1035 MBIA INSURED (PROPERTY
                  TAX REVENUE LOC)+/-@                                                 2.32         06/01/2021           5,955,000
      5,485,000   CLARK COUNTY NV SCHOOL DISTRICT (PROPERTY TAX REVENUE LOC)+/-@       2.32         06/15/2017           5,485,000
      4,600,000%  LAS VEGAS VALLEY NV WATER DISTRICT (WATER REVENUE LOC)               5.00         06/01/2005           4,623,468
      4,730,000   WASHOE COUNTY NV SCHOOL DISTRICT (PROPERTY TAX REVENUE LOC)+/-@      2.32         06/01/2018           4,730,000
      4,100,000   WASHOE COUNTY NV SCHOOL DISTRICT (PROPERTY TAX REVENUE LOC)+/-@      2.32         06/01/2020           4,100,000

                                                                                                                        40,893,468
                                                                                                                   ---------------
NEW HAMPSHIRE - 0.20%
      5,900,000   NEW HAMPSHIRE STATE HFA MFHR EQR BOARD PARTNERSHIP PROJECT
                  (HOUSING REVENUE LOC)+/-@                                            2.25         09/15/2026           5,900,000
                                                                                                                   ---------------

NEW JERSEY - 1.26%
    37,000,000    NEW JERSEY STATE TAX ANTICIPATION NOTES SERIES A (GENERAL
                  OBLIGATION - STATES, TERRITORIES LOC)                                3.00         06/24/2005          37,105,503
                                                                                                                   ---------------

NEW MEXICO - 1.10%
      2,000,000   BLOOMFIELD NM HEALTHCARE FACILITIES REVENUE SERIES A LASALLE
                  NATIONAL BANK LOC (HEALTHCARE FACILITIES REVENUE LOC)+/-@            2.35         11/15/2010           2,000,000
      2,210,000   ESPANOLA NM HEALTH CARE REVENUE SERIES A LASALLE NATIONAL BANK
                  LOC (HEALTHCARE FACILITIES REVENUE LOC)+/-@                          2.35         11/15/2010           2,210,000
     19,135,000%  HURLEY NM PCR UPDATES-KENNECOTT SANTA FE (INDUSTRIAL
                  DEVELOPMENT REVENUE LOC)+/-@                                         2.30         12/01/2015          19,135,000
      3,610,000   NEW MEXICO FINANCE AUTHORITY REVENUE PUBLIC PROJECT REVOLVING
                  FUND SERIES C (OTHER REVENUE LOC)                                    2.50         06/01/2005           3,615,548
      3,730,000   NEW MEXICO FINANCING AUTHORITY STATE TRANSACTION REVENUE SERIES
                  435 (SALES TAX REVENUE LOC)+/-@                                      2.32         12/15/2011           3,730,000
      1,585,000   SILVER CITY NM SERIES A LASALLE NATIONAL BANK LOC (HEALTHCARE
                  FACILITIES REVENUE LOC)+/-@                                          2.35         11/15/2010           1,585,000

                                                                                                                        32,275,548
                                                                                                                   ---------------
NEW YORK - 7.37%
      2,000,000   METROPOLITAN TRANSPORTATION AUTHORITY NY REVENUE
                  (TRANSPORTATION REVENUE LOC)+/-@                                     2.31         05/15/2010           2,000,000
     25,900,000   NEW YORK CITY NY HOUSING DEVELOPMENT CORPORATION MULTI-FAMILY
                  RENT HOUSING REVENUE SERIES A (HOUSING REVENUE LOC)+/-@              2.23         11/15/2019          25,900,000
     25,715,000   NEW YORK CITY NY TRANSITIONAL FINANCE AUTHORITY REVENUE FUTURE
                  TAX SECOND SUBSERIES B-3 (SALES TAX REVENUE LOC)+/-@                 2.27         11/01/2028          25,715,000
     23,865,000   NEW YORK CITY NY TRANSITIONAL FINANCE AUTHORITY SERIES 3
                  SUBSERIES 3H (OTHER REVENUE LOC)+/-@                                 2.28         11/01/2022          23,865,000
     30,000,000   NEW YORK CITY NY TRANSITIONAL FINANCING AUTHORITY NYC RECOVERY
                  REVENUE SERIES 3+/-@                                                 2.28         11/01/2022          30,000,000

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005        WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

    NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------


PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE      VALUE
NEW YORK (continued)
$     4,065,000   NEW YORK NY SUBSERIES A-9 (SALES TAX REVENUE LOC)+/-@                2.27%        08/01/2018     $     4,065,000
     47,500,000   NEW YORK STATE DORMITORY AUTHORITY REVENUES MENTAL HEALTH
                  SERVICES SUBSERIES D-2B (HEALTHCARE FACILITIES REVENUE LOC)+/-@      2.25         02/15/2031          47,500,000
      8,500,000   NEW YORK STATE HFA REVENUE (HOUSING REVENUE LOC)+/-@                 2.28         05/15/2034           8,500,000
      9,450,000   NEW YORK STATE HFA REVENUE SERIES A (HOUSING REVENUE LOC)+/-@        2.27         11/15/2037           9,450,000
     27,800,000   NEW YORK STATE TOLLWAY AUTHORITY GENERAL REVENUE
                  (TRANSPORTATION REVENUE LOC)                                         5.00         04/29/2005          28,123,592
     11,565,000   TRIBOROUGH BRIDGE & TUNNEL AUTHORITY NY SPECIAL OBLIGATION
                  SERIES D (OTHER REVENUE LOC)+/-@                                     2.27         01/01/2031          11,565,000

                                                                                                                       216,683,592
                                                                                                                   ---------------
NORTH CAROLINA - 3.69%
        800,000   ALBERMARLE NC HOSPITAL AUTHORITY HEALTH CARE FACILITIES REVENUE
                  (HEALTHCARE FACILITIES REVENUE LOC)+/-@                              2.29         10/01/2015             800,000
      3,300,000   FAYETTEVILLE NC PUBLIC WORKS COMMISSION REVENUE (UTILITIES
                  REVENUE LOC)+/-@                                                     2.29         03/01/2020           3,300,000
      1,935,000   FAYETTEVILLE NC PUBLIC WORKS COMMISSION REVENUE SERIES B
                  (UTILITIES REVENUE LOC)+/-@                                          2.29         03/01/2009           1,935,000
     19,800,000   FAYETTEVILLE NC PUBLIC WORKS COMMUNITY REVENUE (OTHER REVENUE
                  LOC)+/-@                                                             2.29         03/01/2024          19,800,000
      2,195,000   HIGH POINT NC COMBINED ENTERPRISE SYSTEM REVENUE (SEWER REVENUE
                  LOC)+/-@                                                             2.32         11/01/2031           2,195,000
      8,005,000   MECKLENBURG COUNTY NC LEASE REVENUE (OTHER REVENUE LOC)+/-@          2.30         02/01/2016           8,005,000
     69,900,000   MECKLENBURG COUNTY NC SERIES B (GENERAL OBLIGATION - STATES,
                  TERRITORIES LOC)+/-@                                                 2.27         02/01/2026          69,900,000
      2,675,000   NORTH CAROLINA MEDICAL CARE COMMON HEALTH CARE FACILITIES
                  REVENUE (HEALTHCARE FACILITIES REVENUE LOC)+/-@                      2.29         08/01/2024           2,675,000

                                                                                                                       108,610,000
                                                                                                                   ---------------

NORTH DAKOTA - 0.10%
      2,900,000   WARD COUNTY ND HEALTH CARE FACILITIES REVENUE TRINITY
                  OBLIGATION  GROUP SERIES A US BANK NA LOC (HOSPITAL REVENUE
                  LOC)+/-@                                                             2.34         07/01/2029           2,900,000
                                                                                                                   ---------------

OHIO - 1.56%
      1,800,000   AKRON OH INCOME TAX REVENUE (TAX REVENUE LOC)+/-@                    2.31         12/01/2020           1,800,000
     14,790,000   FRANKLIN COUNTY OH HOSPITAL REVENUE SERIES B (HOSPITAL REVENUE
                  LOC)+/-@                                                             2.29         12/01/2020          14,790,000
      4,950,000   FRANKLIN COUNTY OH HOSPITAL REVENUE SERIES II-R-55 SALOMON
                  SMITH BARNEY LOC (HOSPITAL REVENUE LOC)+/-@                          2.31         06/01/2017           4,950,000
      5,100,000   FRANKLIN COUNTY OH REVENUE (STATE & LOCAL GOVERNMENTS LOC)+/-@       2.28         12/01/2038           5,100,000
      6,295,000   OHIO STATE GO SERIES RR II-R 206 FGIC INSURED (PROPERTY TAX
                  REVENUE LOC)+/-@                                                     2.29         03/15/2015           6,295,000
      1,940,000   OHIO STATE HIGHER EDUCATION FACILITIES REVENUE SERIES A (LEASE
                  REVENUE LOC)+/-@                                                     2.30         09/01/2027           1,940,000
      1,600,000   RICHLAND COUNTY OH HEALTH CARE FACILITIES REVENUE SERIES A
                  (HEALTHCARE FACILITIES REVENUE LOC)+/-@                              2.27         11/01/2027           1,600,000
      6,000,000   UNIVERSITY OF TOLEDO OH GENERAL RECEIPTS BONDS (COLLEGE AND
                  UNIVERSITY REVENUE LOC)+/-@                                          2.29         06/01/2032           6,000,000
        540,000   WARREN COUNTY OH HEALTH CARE FACILITIES REVENUE OTTERBEIN
                  SERIES A (HEALTHCARE FACILITIES REVENUE LOC)+/-@                     2.29         07/01/2021             540,000
      2,810,000   WARREN COUNTY OH INDUSTRIAL DEVELOPMENT REVENUE CINCINNATI
                  ELECTRICITY CORPORATION PROJECT SCOTIABANK LOC (INDUSTRIAL
                  DEVELOPMENT REVENUE LOC)+/-@                                         2.48         09/01/2015           2,810,000

                                                                                                                        45,825,000
                                                                                                                   ---------------

OKLAHOMA - 0.50%
      7,300,000   MUSKOGEE OK MEDICAL CENTER AUTHORITY REVENUE BANK OF AMERICA
                  NA LOC (HEALTH FACILITIES FINANCING AUTHORITY REVENUE LOC)+/-@       2.35         10/01/2032           7,300,000
      1,400,000   OKLAHOMA DEVELOPMENT FINANCE AUTHORITY HEALTH CARE REVENUE
                  CONTINUING CARE COMMUNITY PROJECT SERIES C KBC BANK NV LOC
                  (NURSING HOME REVENUE LOC)+/-@                                       2.34         02/01/2012           1,400,000
      6,100,000   OKLAHOMA STATE IDA TEALRIDGE MANOR CORPORATION PROJECT BANK OF
                  AMERICA NA LOC (HEALTHCARE FACILITIES REVENUE LOC)+/-@               2.35         11/01/2018           6,100,000

                                                                                                                        14,800,000
                                                                                                                   ---------------

WELLS FARGO MONEY MARKET FUNDS        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005
--------------------------------------------------------------------------------

    NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------


PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE      VALUE
OREGON - 0.87%
$    19,000,000   OREGON STATE TAX ANTICIPATION NOTES SERIES A (OTHER REVENUE
                  LOC)                                                                 3.00%        06/30/2005     $    19,057,214
      1,600,000   PORTLAND OR SEWER REVENUE (SEWER REVENUE LOC)+/-@                    2.32         10/01/2012           1,600,000
      4,995,000   TRI COUNTY METRO TRANSPORTATION DISTRICT OR SERIES 142
                  (TRANSPORTATION REVENUE LOC)+/-@                                     2.32         08/01/2019           4,995,000

                                                                                                                        25,652,214
                                                                                                                   ---------------

OTHER - 1.87%
      4,322,210   ABN AMRO LEASETOPS CTFS TR 2000-2 ABN AMRO BANK NV LOC
                  (OTHER REVENUE LOC)+/-@                                              2.58         04/01/2005           4,322,210
     10,000,000   ABN AMRO MUNITOPS CTFS TR 1999-1 MUNITOPS CERTIFICATES FGIC
                  INSURED (OTHER REVENUE LOC)+/-@++                                    2.32         12/06/2006          10,000,000
     15,420,000   ABN AMRO MUNITOPS CTFS TR 2001-23 MBIA INSURED (PROPERTY TAX
                  REVENUE LOC)+/-@                                                     2.33         12/01/2009          15,420,000
         29,161   PITNEY BOWES CREDIT CORPORATION LEASETOPS TR REVENUE SERIES
                  2002-1 (LEASE REVENUE LOC)+/-@                                       2.48         07/19/2006              29,161
     25,345,000   SUNAMERICA TRUST (GENERAL OBLIGATION - SCHOOL DISTRICTS
                  LOC)+/-@                                                             2.48         07/01/2041          25,345,000

                                                                                                                        55,116,371
                                                                                                                   ---------------

PENNSYLVANIA - 3.39%
     13,000,000   BEAVER COUNTY PA IDA PCR TOLEDO EDISON COMPANY PROJECT
                  (POLLUTION CONTROL REVENUE LOC)+/-@                                  2.25         06/01/2030          13,000,000
     19,600,000   MONTGOMERY COUNTY PA IDA PCR (POLLUTION CONTROL REVENUE
                  LOC)+/-@                                                             2.30         10/01/2030          19,600,000
      2,800,000   PENNSYLVANIA STATE HIGHER EDUCATIONAL FACILITIES AUTHORITY
                  REVENUE SERIES B (COLLEGE AND UNIVERSITY REVENUE LOC)+/-@            2.22         06/01/2035           2,800,000
      4,145,000   PENNSYLVANIA STATE TURNPIKE COMMISSION OIL FRANCHISE TAX
                  REVENUE SERIES II R 1005 (SALES TAX REVENUE LOC)+/-@                 2.31         12/01/2015           4,145,000
     25,100,000   PHILADELPHIA PA AUTHORITY FOR INDUSTRIAL DEVELOPMENT REVENUES
                  GIRARD ESTATE ARAMARK PJ (INDUSTRIAL DEVELOPMENT REVENUE
                  LOC)+/-@                                                             2.30         06/01/2032          25,100,000
     26,900,000   PHILADELPHIA PA WATER & WASTEWATER REVENUE (WATER REVENUE
                  LOC)+/-@                                                             2.29         06/15/2023          26,900,000
      2,250,000   PHILADELPHIA PA WATER & WASTEWATER REVENUE SERIES B (WATER &
                  WASTEWATER AUTHORITY REVENUE LOC)+/-@                                2.28         08/01/2027           2,250,000
      5,900,000   WASHINGTON COUNTY PA AUTHORITY REVENUE (INDUSTRIAL DEVELOPMENT
                  REVENUE LOC)+/-@                                                     2.30         06/01/2027           5,900,000

                                                                                                                        99,695,000
                                                                                                                   ---------------

RHODE ISLAND - 0.03%
      1,000,000   RHODE ISLAND REFUNDING BOARD AUTHORITY STATE PUBLIC PROJECTS
                  REVENUE (LEASE REVENUE LOC)+/-@                                      2.32         08/01/2005           1,000,000
                                                                                                                   ---------------

SOUTH CAROLINA - 1.31%
      5,900,000   CHARLESTON SC WATERWORKS AND SEWER REVENUE BONDS SERIES
                  2003A+/-@                                                            2.32         01/01/2033           5,900,000
      5,600,000   PIEDMONT MUNICIPAL POWER AGENCY SC ELECTRIC REVENUE SUBSERIES
                  B-3 (POWER REVENUE LOC)+/-@                                          2.30         01/01/2034           5,600,000
     11,900,000   PIEDMONT MUNICIPAL POWER AGENCY SC ELECTRIC REVENUE SUBSERIES
                  B-6 (POWER REVENUE LOC)+/-@                                          2.30         01/01/2031          11,900,000
      4,290,000   SOUTH CAROLINA EDUCATIONAL FACILITIES AUTHORITY FOR PRIVATE
                  NONPROFIT INSTITUTIONS (COLLEGE AND UNIVERSITY REVENUE LOC)+/-@      2.35         02/01/2022           4,290,000
      5,320,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY REVENUE
                  (ECONOMIC DEVELOPMENT REVENUE LOC)+/-@                               2.29         12/01/2024           5,320,000
      5,650,000   SOUTH CAROLINA STATE PUBLIC SERVICE AUTHORITY REVENUE
                  (ELECTRIC REVENUE LOC)+/-@                                           2.32         01/01/2023           5,650,000

                                                                                                                        38,660,000
                                                                                                                   ---------------

SOUTH DAKOTA - 0.28%
      8,200,000   SOUTH DAKOTA STATE HEALTH & EDUCATIONAL FACILITIES REVENUE
                  RAPID CITY REGIONAL HOSPITAL (HEALTHCARE FACILITIES REVENUE
                  LOC)+/-@                                                             2.29         09/01/2027           8,200,000
                                                                                                                   ---------------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005        WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

    NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------


PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE      VALUE
TENNESSEE - 3.44%
$     4,930,000   CHATTANOOGA TN ROC RR SERIES II-R 1026 MBIA INSURED (PROPERTY
                  TAX REVENUE LOC)+/-@                                                 2.32%        10/01/2022     $     4,930,000
      9,175,000   CLARKSVILLE TN PUBLIC BUILDING AUTHORITY REVENUE (OTHER
                  REVENUE LOC)+/-@                                                     2.30         11/01/2027           9,175,000
      6,480,000   CLARKSVILLE TN PUBLIC BUILDING AUTHORITY REVENUE POOLED
                  FINANCING TENNESSEE MUNICIPAL BOND FUNDING BANK OF AMERICA NA
                  LOC (OTHER REVENUE LOC)+/-@                                          2.30         07/01/2031           6,480,000
     12,235,000   CLARKSVILLE TN PUBLIC BUILDING AUTHORITY REVENUE POOLED
                  FINANCING TENNESSEE MUNICIPAL BOND FUNDING BANK OF AMERICA NA
                  LOC (OTHER REVENUE LOC)+/-@                                          2.30         01/01/2033          12,235,000
     19,985,000   METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN
                  INDUSTRIAL DEVELOPMENT STEWARTS FERRY APARTMENTS+/-@                 2.30         01/01/2034          19,985,000
      1,990,000   METROPOLITAN GOVERNMENT NASHVILLE DAVIDSON COUNTY TN DISTRICT
                  ENERGY (OTHER REVENUE LOC)+/-@                                       2.32         10/01/2022           1,990,000
     13,240,000   MONTGOMERY COUNTY TN PUBLIC BUILDING AUTHORITY POOLED
                  FINANCING REVENUE TENNESSEE COUNTY LOAN POOL (OTHER REVENUE
                  LOC)+/-@                                                             2.30         04/01/2032          13,240,000
     24,775,000   MONTGOMERY COUNTY TN PUBLIC BUILDING AUTHORITY POOLED
                  FINANCING REVENUE TENNESSEE COUNTY LOAN POOL (OTHER REVENUE
                  LOC)+/-@                                                             2.30         07/01/2034          24,775,000
      4,122,500   PORTLAND TN HEALTH & EDUCATION FACILITIES BOARD HOSPITAL
                  REVENUE SERIES 322 (HOSPITAL REVENUE LOC)+/-@                        2.38         11/15/2014           4,122,500
      4,230,000   RUTHERFORD COUNTY TN (EDUCATIONAL FACILITIES REVENUE LOC)+/-@        2.32         10/01/2012           4,230,000

                                                                                                                       101,162,500
                                                                                                                   ---------------

TEXAS - 6.97%
      7,902,000   AUSTIN TX UTILITY SYSTEMS REVENUE SERIES G RECEIPTS (UTILITIES
                  REVENUE LOC)+/-@                                                     2.36         11/15/2011           7,902,000
      6,100,000   BEXAR COUNTY TX HOUSING FINANCING CORPORATION MFHR (HOUSING
                  REVENUE LOC)+/-@                                                     2.30         12/15/2034           6,100,000
      5,925,000   DALLAS TX (PROPERTY TAX REVENUE LOC)+/-@                             2.32         02/15/2011           5,925,000
      6,000,000   EAGLE TAX-EXEMPT TRUST CTF 20014210 CLASS A (DALLAS TX AREA
                  RAPID) AMBAC INSURED (SALES TAX REVENUE LOC)+/-@                     2.32         12/01/2026           6,000,000
      4,310,000   EAGLE TAX-EXEMPT TRUST CTF 20014302 CLASS A (AUSTIN TX
                  ELECTRIC UTILITY SYSTEMS REVENUE) FSA INSURED (POWER REVENUE
                  LOC)+/-@                                                             2.32         11/15/2012           4,310,000
      2,100,000   HARRIS COUNTY TX (POWER REVENUE LOC)+/-@                             2.32         10/01/2012           2,100,000
     29,300,000   HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT AUTHORITY
                  METHODIST HOSPITAL (HEALTHCARE FACILITIES REVENUE LOC)+/-@           2.30         12/01/2032          29,300,000
      8,982,500   HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
                  REVENUE FLOATER CTFS SERIES 357 MBIA INSURED (HEALTHCARE
                  FACILITIES REVENUE LOC)+/-@                                          2.32         07/01/2029           8,982,500
     26,800,000   HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
                  REVENUE SERIES B (HEALTHCARE FACILITIES REVENUE LOC)+/-@             2.07         12/01/2032          26,800,000
      1,900,000   HARRIS COUNTY TX HOUSTON SPORTS AUTHORITY SPECIAL REVENUE JR
                  LIEN RODEO SERIES C MBIA INSURED (SPORTS FACILITIES REVENUE
                  LOC)+/-@                                                             2.30         11/15/2030           1,900,000
     13,200,000   HARRIS COUNTY TX INDUSTRIAL DEVELOMENT CORPORATION REVENUE
                  BAYTANK HOUSTON INCORPORATED (INDUSTRIAL DEVELOPMENT REVENUE
                  LOC)+/-@                                                             2.30         02/01/2020          13,200,000
      3,375,000   HOUSTON TX GO (TAX REVENUE LOC)+/-@                                  2.32         03/01/2010           3,375,000
     12,600,000   HOUSTON TX HIGHER EDUCATION FINANCE FACILITIES REVENUE FLOATER
                  RECEIPTS SERIES SG 139 SOCIETE GENERALE LOC (HIGHER EDUCATION
                  FACILITIES AUTHORITY REVENUE LOC)+/-@                                2.32         11/15/2029          12,600,000
      4,245,000   HOUSTON TX INDEPENDENT SCHOOL DISTRICT CTFS SERIES 462 PSFG
                  INSURED (PROPERTY TAX REVENUE LOC)+/-@                               2.32         02/15/2026           4,245,000
      6,700,000   HOUSTON TX UTILITY SYSTEMS REVENUE SERIES C-13 (WATER & SEWER
                  REVENUE LOC)+/-@                                                     2.35         05/15/2025           6,700,000
      9,200,000   HOUSTON TX UTILITY SYSTEMS REVENUE SERIES C-37 (WATER & SEWER
                  REVENUE LOC)+/-@                                                     2.35         05/15/2027           9,200,000
      5,470,000   HOUSTON TX WATER & SEWER SYSTEMS REVENUE CTFS SERIES 495 FGIC
                  INSURED (WATER & SEWER REVENUE LOC)+/-@                              2.32         12/01/2030           5,470,000
      3,770,000   HOUSTON TX WATER & SEWER SYSTEMS REVENUE MUNICIPAL TRUST
                  RECEIPTS SERIES SG 120 (WATER & SEWER REVENUE LOC)+/-@               2.32         12/01/2023           3,770,000

WELLS FARGO MONEY MARKET FUNDS        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005
--------------------------------------------------------------------------------

    NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------


PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE     VALUE
TEXAS (continued)
$     2,265,000   IRVING TX WATERWORKS AND SEWER REVENUE SERIES 403 (WATER &
                  WASTEWATER AUTHORITY REVENUE LOC)+/-@                                2.32%        02/15/2012     $     2,265,000
      3,300,000   LOWER COLORADO RIVER AUTHORITY TX PUTTER SERIES 623
                  (OTHER REVENUE LOC)+/-@                                              2.32         11/15/2009           3,300,000
      3,915,000   LOWER COLORADO RIVER AUTHORITY TX REVENUE (OTHER REVENUE
                  LOC)+/-@                                                             2.32         05/15/2023           3,915,000
      1,890,000   LOWER COLORADO RIVER AUTHORITY TX ROCS RR II R 4530+/-@              2.32         05/15/2022           1,890,000
      1,795,000   POLLY RYON HOSPITAL AUTHORITY TX POLLY RYON MEMORIAL HOSPITAL
                  JP MORGAN CHASE & COMPANY LOC (HOSPITAL REVENUE LOC)+/-@             2.30         11/01/2026           1,795,000
      1,500,000   SAN ANTONIO TX WATER REVENUE (WATER REVENUE LOC)+/-@                 2.27         05/15/2033           1,500,000
      2,800,000   SPLENDORA TX HIGHER EDUCATIONAL FACILITIES CORPORATE REVENUE
                  PROJECT FELLOWSHIP CHRISTIAN PROJECT (OTHER REVENUE LOC)+/-@         2.35         01/01/2017           2,800,000
      3,950,000   TEXAS A & M UNIVERSITY PERM UNIVERSITY FD (EDUCATIONAL
                  FACILITIES REVENUE LOC)+/-@                                          2.32         07/01/2012           3,950,000
     15,195,000   TRAVIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
                  HEALTH REVENUE SERIES 4 AMBAC INSURED (HEALTHCARE FACILITIES
                  REVENUE LOC)+/-@                                                     2.37         11/15/2024          15,195,000
      2,595,000   UNIVERSITY OF TEXAS PERMANENT UNIVERSITY FUND SERIES 411
                  (EDUCATIONAL FACILITIES REVENUE LOC)+/-@                             2.32         01/01/2012           2,595,000
      7,700,000   UNIVERSITY OF TEXAS UNIVERSITY REVENUES SERIES A (COLLEGE AND
                  UNIVERSITY REVENUE LOC)+/-@                                          2.30         08/15/2013           7,700,000

                                                                                                                       204,784,500
                                                                                                                   ---------------
UTAH - 0.24%
      6,925,000   SALT LAKE COUNTY UT POLLUTION CONTROL REVENUE SERVICE STATION
                  HOLDINGS PROJECT+/-@                                                 2.30         02/01/2008           6,925,000
                                                                                                                   ---------------

VIRGINIA - 1.23%
      8,115,000   CAPITAL REGION AIRPORT COMMON VA PASSENGER FACILITY CHARGE
                  REVENUE SERIES B+/-@                                                 2.29         06/01/2035           8,115,000
      1,170,000   FAIRFAX COUNTY VA SERIES 1036 (PROPERTY TAX REVENUE LOC)+/-@         2.32         04/01/2013           1,170,000
      2,195,000   HAMPTON ROADS VA REGIONAL JAIL AUTHORITY REGIONAL JAIL
                  FACILITIES REVENUE SERIES 569 (JAIL FACILITIES REVENUE LOC)+/-@      2.32         07/01/2012           2,195,000
     12,485,000   LOUDOUN COUNTY VA IDA (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-@       2.28         02/15/2038          12,485,000
     12,190,000   LOUDOUN COUNTY VA IDA HOWARD HUGHES MEDICAL INSTITUTE SERIES A
                  (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-@                             2.29         02/15/2038          12,190,000

                                                                                                                        36,155,000
                                                                                                                   ---------------

WASHINGTON - 3.60%
      5,211,500   ENERGY NORTHWEST WA ELECTRIC REVENUE CTFS SERIES C FSA INSURED
                  (ELECTRIC REVENUE LOC)+/-@                                           2.36         01/01/2010           5,211,500
      5,755,000   ENERGY NORTHWEST WA WIND PROJECT REVENUE SERIES 686 (POWER
                  REVENUE LOC)+/-@                                                     2.32         07/01/2012           5,755,000
      4,800,000   GOAT HILL PROPERTIES WA LEASE REVENUE SERIES 705 (LEASE REVENUE
                  LOC)+/-@                                                             2.32         12/01/2012           4,800,000
     17,350,000   ISSAQUAH WA COMMUNITY PROPERTIES WATER REVENUE SERIES A BANK OF
                  AMERICA NA LOC (WATER REVENUE LOC)+/-@                               2.30         02/15/2021          17,350,000
      3,870,000   KING COUNTY WA SCHOOL DISTRICT NO 216 ENUMCLAW ROC RR II R 5026
                  (PROPERTY TAX REVENUE LOC)+/-@                                       2.32         12/01/2015           3,870,000
      2,465,000   KING COUNTY WA SCHOOL DISTRICT NUMBER 403 RENTON (PROPERTY TAX
                  REVENUE LOC)                                                         4.50         06/01/2005           2,477,038
      5,265,000   KITSAP COUNTY WA SCHOOL DISTRICT NO 400 NORTH KITSAP SERIES
                  II-R-1009 FSA INSURED (PROPERTY TAX REVENUE LOC)+/-@                 2.32         12/01/2017           5,265,000
      5,005,000   SEATTLE WA MUNICIPAL LIGHT & POWER REVENUE SERIES 668 (POWER
                  REVENUE LOC)+/-@                                                     2.32         08/01/2012           5,005,000
      1,900,000   SNOHOMISH COUNTY WA PUBLIC UTILITY DISTRICT SERIES A-1 FSA
                  INSURED (UTILITIES REVENUE LOC)+/-@                                  2.29         12/01/2019           1,900,000
      2,165,000   WASHINGTON STATE (PROPERTY TAX REVENUE LOC)+/-@                      2.32         07/01/2012           2,165,000
      5,500,000   WASHINGTON STATE ECONOMIC DEVELOPMENT FINANCING AUTHORITY
                  REVENUE INDUSTRIAL DEVELOPMENT CANAM STEEL PROJECT SERIES D
                  (ECONOMIC DEVELOPMENT REVENUE LOC)+/-@                               2.40         09/30/2030           5,500,000

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005        WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

    NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------


PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE      VALUE
WASHINGTON (continued)
$     9,600,000   WASHINGTON STATE HEALTH CARE FACILITIES AUTHORITY REVENUE
                  (HOSPITAL REVENUE LOC)+/-@                                           2.26%        04/01/2018     $     9,600,000
     16,115,000   WASHINGTON STATE HEALTH CARE FACILITIES AUTHORITY REVENUE
                  PROVIDENCE SERVICE SSERIES A (HOSPITAL REVENUE LOC)+/-@              2.30         12/01/2030          16,115,000
      3,880,000   WASHINGTON STATE HOUSING FINANCE COMMUNITY NONPROFIT REVENUE
                  ANNIE WRIGHT SCHOOL BANK OF AMERICA NA LOC (HOUSING REVENUE
                  LOC)+/-@                                                             2.21         12/01/2023           3,880,000
      1,700,000   WASHINGTON STATE HOUSING FINANCE COMMUNITY NONPROFIT REVENUE
                  TACOMA ART MUSEUM PROJECT NORTHERN TRUST COMPANY LOC
                  (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-@                             2.34         06/01/2032           1,700,000
      4,980,000   WASHINGTON STATE MERLOTS SERIES A-05 (PROPERTY TAX REVENUE
                  LOC)+/-@                                                             2.35         01/01/2013           4,980,000
      2,815,000   WASHINGTON STATE PUBLIC POWER SUPPLY SYSTEM NUCLEAR PROJECT
                  NUMBER 3 (ELECTRIC REVENUE LOC)                                      5.00         07/01/2005           2,837,087
      3,000,000   WASHINGTON STATE PUBLIC POWER SUPPLY SYSTEM PROJECT NUMBER 2
                  ELECTRIC REVENUE SERIES 2A-2 (POWER REVENUE LOC)+/-@                 2.28         07/01/2012           3,000,000
      4,400,000   WASHINGTON STATE SERIES B (PROPERTY TAX REVENUE LOC)+/-@             2.35         07/01/2024           4,400,000

                                                                                                                       105,810,625
                                                                                                                   ---------------
WISCONSIN - 4.27%
      5,430,000   CHILTON WI SCHOOL DISTRICT ROC RR SERIES II-R 1017 FGIC
                  INSURED (PROPERTY TAX REVENUE LOC)+/-@                               2.32         04/01/2019           5,430,000
     20,500,000   KENOSHA WI SCHOOL DISTRICT NUMBER 001                                3.00         09/26/2005          20,627,715
     24,500,000   MILWAUKEE WI (GENERAL OBLIGATION - STATES, TERRITORIES LOC)          3.50         03/23/2006          24,751,863
      6,000,000   MILWAUKEE WI METROPOLITAN SEWER DISTRICT (SEWER REVENUE LOC)         6.25         10/01/2005           6,126,442
      2,400,000   WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                  REVENUE ALVERNO COLLEGE PROJECT (EDUCATIONAL FACILITIES
                  REVENUE LOC)+/-@                                                     2.34         11/01/2017           2,400,000
     23,690,000   WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                  REVENUE PROHEALTH INCORPORATED SERIES B (HEALTHCARE FACILITIES
                  REVENUE LOC)+/-@                                                     2.29         08/15/2030          23,690,000
     33,000,000   WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                  REVENUE VAR-WHEATON FRANCISCAN SERVICES+/-@                          2.30         08/15/2016          33,000,000
      2,100,000   WISCONSIN STATE SERIES 490 (PROPERTY TAX REVENUE LOC)+/-@            2.32         05/01/2012           2,100,000
      7,565,000   WISCONSIN STATE SERIES 531 (PROPERTY TAX REVENUE LOC)+/-@            2.32         11/01/2012           7,565,000

                                                                                                                       125,691,020
                                                                                                                   ---------------

WYOMING - 1.01%
     29,500,000   WYOMING STATE EDUCATION FUND TRAN (PROPERTY TAX REVENUE LOC)         3.00         06/24/2005          29,564,444
                                                                                                                   ---------------

TOTAL MUNICIPAL BONDS & NOTES (COST $2,763,212,012)                                                                  2,763,212,012
                                                                                                                   ---------------

COMMERCIAL PAPER - 6.61%
      8,500,000   HARRIS COUNTY HOSPITAL DISTRICT                                      2.02         05/06/2005           8,500,000
      6,665,000   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY                            2.05         05/09/2005           6,665,000
      2,700,000   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY                            2.05         05/17/2005           2,700,000
     17,000,000   INTERMOUNTAIN POWER AGENCY                                           2.00         06/06/2005          17,000,000
      4,000,000   JOHNS HOPKINS UNIVERSITY                                             2.05         05/16/2005           4,000,000
      7,000,000   LAS VEGAS VALLEY WATER                                               1.95         04/08/2005           7,000,000
     15,265,000   MARYLAND HEALTH & HIGHER EDUCATION                                   2.02         05/06/2005          15,265,000
     16,800,000   MARYLAND HEALTH & HIGHER EDUCATION                                   2.05         05/11/2005          16,800,000
      7,400,000   MARYLAND HEALTH & HIGHER EDUCATION                                   2.08         06/08/2005           7,400,000
     13,800,000   MASSACHUSETTS HEALTH & EDUCATION FACILITIES AUTHORITY                1.95         04/06/2005          13,800,000
     20,478,000   MASSACHUSETTS HEALTH & EDUCATION FACILITIES AUTHORITY                1.97         04/06/2005          20,478,000
      5,200,000   MASSACHUSETTS HEALTH & EDUCATION FACILITIES AUTHORITY                2.03         05/09/2005           5,200,000
     18,000,000   MASSACHUSETTS HEALTH & EDUCATION FACILITIES AUTHORITY                2.03         05/10/2005          18,000,000
     19,000,000   MASSACHUSETTS HEALTH & EDUCATION FACILITIES AUTHORITY                2.05         05/16/2005          19,000,000

WELLS FARGO MONEY MARKET FUNDS        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005
--------------------------------------------------------------------------------

    NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------


PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE      VALUE
COMMERCIAL PAPER (continued)
$    10,200,000   MASSACHUSETTS HEALTH & EDUCATION FACILITIES AUTHORITY                2.08%        06/08/2005     $    10,200,000
      4,528,000   NORTH CAROLINA CAPITAL FACILITIES                                    2.02         05/05/2005           4,528,000
      3,600,000   PALM BEACH COUNTY SCHOOL DISTRICT                                    1.97         05/09/2005           3,600,000
     14,200,000   UNIVERSITY OF CALIFORNIA                                             2.05         05/16/2005          14,200,000

TOTAL COMMERCIAL PAPER (COST $194,336,000)                                                                             194,336,000
                                                                                                                   ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $2,957,548,012)*                             100.59%                                                         $ 2,957,548,012

OTHER ASSETS AND LIABILITIES, NET                   (0.59)                                                             (17,381,842)
                                                   ------                                                          ---------------

TOTAL NET ASSETS                                   100.00%                                                         $ 2,940,166,170
                                                   ======                                                          ===============

+/-   VARIABLE RATE SECURITIES.

@ THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005        WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

    PRIME INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------


PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE      VALUE
ASSET-BACKED SECURITIES - 0.86%
$    31,562,276   DAIMLERCHRYSLER AUTO TRUST++                                         2.63%        01/08/2006     $    31,562,276
      3,764,545   NISSAN AUTO RECEIVABLES OWNER TRUST SERIES 2005-A                    2.64         01/17/2006           3,764,545

TOTAL ASSET-BACKED SECURITIES (COST $35,326,821)                                                                        35,326,821
                                                                                                                   ---------------

CERTIFICATES OF DEPOSIT - 4.99%
     25,000,000   CDC IXIS                                                             2.45         10/06/2005          25,000,000
      7,000,000   CREDIT SUISSE FIRST BOSTON NEW YORK                                  2.75         11/14/2005           7,000,000
    112,000,000   LLOYDS TSB BANK PLC                                                  2.66         04/04/2005         111,997,703
     50,000,000   MORGAN STANLEY BANK                                                  2.76         05/16/2005          50,000,000
     10,000,000   NATEXIS BANQUES POPULAIRES NEW YORK                                  1.46         04/06/2005           9,999,997

TOTAL CERTIFICATES OF DEPOSIT (COST $203,997,700)                                                                      203,997,700
                                                                                                                   ---------------

COMMERCIAL PAPER - 42.71%
     96,600,000   ALLIANCE & LEICESTER PLC^                                            2.64         04/26/2005          96,422,900
    110,975,000   ATLANTIS ONE FUNDING^                                                2.85         06/24/2005         110,237,016
     25,000,000   ATOMIUM FUNDING CORPORATION^                                         2.85         05/26/2005          24,891,146
     11,000,000   ATOMIUM FUNDING CORPORATION^                                         2.80         05/25/2005          10,953,800
     75,000,000   CAFCO LLC^                                                           2.90         05/25/2005          74,673,750
     43,500,000   CC USA INCORPORATED^                                                 2.84         05/25/2005          43,314,690
    131,000,000   CHARTA LLC^                                                          2.91         05/25/2005         130,428,185
     22,100,000   DORADA CORPORATION ^                                                 2.84         05/25/2005          22,005,854
     50,000,000   EUREKA SECURITIZATION^                                               2.79         04/25/2005          49,907,000
     80,089,000   FAIRWAY FINANCE CORPORATION^                                         2.69         04/25/2005          79,945,374
     52,000,000   FIVE FINANCE INCORPORATED^                                           3.01         06/30/2005          51,608,700
     48,566,000   GEMINI SECURITIZATION LLC^                                           2.79         04/25/2005          48,475,667
     35,000,000   GENWORTH FINANCIAL INCORPORATED^                                     2.72         04/25/2005          34,936,533
     95,420,000   HBOS TREASURY SERVICES^                                              2.63         04/25/2005          95,252,697
     76,272,000   JUPITER SECURITIZATION CORPORATION^                                  2.79         04/25/2005          76,130,134
     75,000,000   KLIO FUNDING CORPORATION^                                            2.81         04/25/2005          74,859,500
     46,897,000   KLIO FUNDING CORPORATION^                                            2.81         04/26/2005          46,805,486
    100,000,000   MANE FUNDING CORPORATION^                                            3.00         06/27/2005          99,275,000
     65,000,000   MOAT FUNDING LLC^                                                    2.72         04/25/2005          64,882,133
    100,000,000   NEWPORT FUNDING CORPORATION^                                         2.83         05/25/2005          99,575,500
     74,000,000   NORTHERN ROCK PRIVATE PLACEMENT^                                     2.72         04/25/2005          73,865,813
     61,285,000   PERRY GLOBAL FUNDING LLC^                                            2.93         05/24/2005          61,020,640
     50,000,000   PICAROS FUNDING LLC^                                                 2.86         06/01/2005          49,757,695
     56,850,000   PROCTER & GAMBLE COMPANY^                                            2.64         04/25/2005          56,749,944
      9,330,000   PROCTER & GAMBLE COMPANY^                                            2.81         05/25/2005           9,290,674
     35,000,000   SLM CORPORATION^                                                     2.84         04/07/2005          34,983,433
     37,000,000   TANGO FINANCE CORPORATION^                                           3.03         06/27/2005          36,729,068
     61,425,000   TRANSAMERICA ASSET FUNDING^                                          2.80         04/25/2005          61,310,340
     27,478,000   WHITE PINE FINANCE LLC^                                              2.84         05/25/2005          27,360,944

TOTAL COMMERCIAL PAPER (COST $1,745,649,616)                                                                         1,745,649,616
                                                                                                                   ---------------

CORPORATE BONDS & NOTES - 1.24%
      7,500,000   ASSOCIATES CORPORATION OF NORTH AMERICA+/-                           3.19         06/27/2005           7,500,000
     14,000,000   MCDONALD'S CORPORATION+++/-                                          4.49         03/07/2006          14,121,906
      9,000,000   STRATEGIC MONEY MARKET TRUST SERIES 2002-M+++/-                      2.55         01/10/2006           9,000,000
     20,000,000   WAL-MART STORES                                                      5.01         06/01/2005          20,097,299

TOTAL CORPORATE BONDS & NOTES (COST $50,719,205)                                                                        50,719,205
                                                                                                                   ---------------

WELLS FARGO MONEY MARKET FUNDS        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005
--------------------------------------------------------------------------------

    PRIME INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------


PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE      VALUE
EXTENDABLE BONDS - 0.98%
$    15,000,000   3M COMPANY++                                                         5.67%        12/12/2005     $    15,288,493
     13,000,000   GENERAL ELECTRIC CAPITAL CORPORATION+/-                              2.86         04/07/2006          13,000,000
     12,000,000   MORGAN STANLEY+/-                                                    2.84         04/03/2006          12,000,000

TOTAL EXTENDABLE BONDS (COST $40,288,493)                                                                               40,288,493
                                                                                                                   ---------------

MEDIUM TERM NOTES - 4.32%
     10,000,000   AMERICAN GENERAL FINANCE+++/-                                        2.81         04/15/2006          10,000,000
     22,200,000   BANK OF AMERICA SECURITIES+/-@                                       2.96         09/09/2034          22,200,000
     50,000,000   BELFORD U.S. CAPITAL COMPANY+++/-                                    2.85         04/19/2005          50,000,000
     25,000,000   FIRST UNION CORPORATION                                              7.55         08/18/2005          25,481,446
     35,000,000   NATEXIS BANQUES POPULAIRES NEW YORK+/-                               2.71         09/09/2005          34,994,563
     15,000,000   NATIONWIDE BUILDING SOCIETY+++/-                                     2.75         04/07/2006          15,000,000
      4,000,000   PREMIUM ASSET TRUST+++/-                                             2.82         03/15/2006           4,000,000
     12,500,000   PREMIUM ASSET TRUST SERIES 00-09+++/-                                2.87         10/06/2005          12,517,749
      2,222,222   STRATEGIC MONEY MARKET TRUST SERIES 1999-D+++/-                      3.28         06/03/2005           2,223,018

TOTAL MEDIUM TERM NOTES (COST $176,416,776)                                                                            176,416,776
                                                                                                                   ---------------

REPURCHASE AGREEMENTS - 35.11%
    487,000,000   BANK OF AMERICA NA - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $487,039,231)                             2.90         04/01/2005         487,000,000
     25,000,000   BANK OF AMERICA SECURITIES LLC - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $25,002,007)                   2.89         04/01/2005          25,000,000
    111,000,000   BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $111,008,942)                  2.90         04/01/2005         111,000,000
    166,000,000   BEAR STEARNS COMPANIES INCORPORATED - 102% COLLATERALIZED BY
                  US GOVERNMENT SECURITIES (MATURITY VALUE $166,013,372)               2.90         04/01/2005         166,000,000
     55,000,000   CREDIT SUISSE FIRST BOSTON CORPORATION - 102% COLLATERALIZED
                  BY US GOVERNMENT SECURITIES (MATURITY VALUE $55,004,431)             2.90         04/01/2005          55,000,000
    252,000,000   GOLDMAN SACHS GROUP INCORPORATED - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $252,020,300)                  2.90         04/01/2005         252,000,000
    134,000,000   GOLDMAN SACHS GROUP INCORPORATED - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $134,010,869)                  2.92         04/01/2005         134,000,000
    112,000,000   GOLDMAN SACHS GROUP INCORPORATED - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $112,043,711)                  2.81         04/05/2005         112,000,000
     74,000,000   GOLDMAN SACHS GROUP INCORPORATED - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $74,034,533)                   2.80         04/06/2005          74,000,000
     18,304,000   LEHMAN BROTHERS INCORPORATED - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $18,305,459)                   2.87         04/01/2005          18,304,000

TOTAL REPURCHASE AGREEMENTS (COST $1,434,304,000)                                                                    1,434,304,000
                                                                                                                   ---------------

TIME DEPOSITS - 9.93%
     56,000,000   BANCO BILBAO VIZCAYA ARGENTARIA                                      2.84         04/01/2005          56,000,000
    110,000,000   DEXIA CREDIT LOCAL DE FRANCE                                         2.80         04/04/2005         110,000,000
     58,000,000   ING BANK NV AMSTERDAM                                                2.79         04/07/2005          58,000,000
     56,000,000   IXIS CORPORATION & INVESTMENT BANK                                   2.83         04/01/2005          56,000,000
     58,000,000   IXIS CORPORATION & INVESTMENT BANK                                   2.79         04/07/2005          58,000,000
     68,000,000   NATEXIS BANQUES POPULAIRES                                           2.80         04/06/2005          68,000,000

TOTAL TIME DEPOSITS (COST $406,000,000)                                                                                406,000,000
                                                                                                                   ---------------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005        WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

    PRIME INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------


                                                                                                                        VALUE
TOTAL INVESTMENTS IN SECURITIES
(COST $4,092,702,611)*                 100.14%                                                                     $ 4,092,702,611

OTHER ASSETS AND LIABILITIES, NET       (0.14)                                                                          (5,545,856)
                                       ------                                                                      ---------------

TOTAL NET ASSETS                       100.00%                                                                     $ 4,087,156,755
                                       ======                                                                      ===============

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

^     ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

+/-   VARIABLE RATE SECURITIES.

@ THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO MONEY MARKET FUNDS        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005
--------------------------------------------------------------------------------

    TREASURY PLUS MONEY MARKET FUND
--------------------------------------------------------------------------------


PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE      VALUE
US TREASURY SECURITIES - 35.87%

US TREASURY BILLS - 35.87%
$    75,000,000   US TREASURY BILL^                                                    2.01%        04/21/2005     $    74,916,458
     75,000,000   US TREASURY BILL^                                                    2.04         04/28/2005          74,885,250
     75,000,000   US TREASURY BILL^                                                    2.13         05/05/2005          74,849,125
     75,000,000   US TREASURY BILL^                                                    2.15         05/12/2005          74,816,354
    250,000,000   US TREASURY BILL^                                                    2.55         07/07/2005         248,285,660
    100,000,000   US TREASURY BILL^                                                    2.56         07/07/2005          99,311,569
     50,000,000   US TREASURY BILL^                                                    2.63         07/21/2005          49,594,542
     50,000,000   US TREASURY BILL^                                                    2.64         07/21/2005          49,593,771
     50,000,000   US TREASURY BILL^                                                    2.71         08/11/2005          49,504,083
    250,000,000   US TREASURY BILL^                                                    2.87         08/11/2005         247,373,750
    100,000,000   US TREASURY BILL^                                                    2.77         08/18/2005          98,932,403
     75,000,000   US TREASURY BILL^                                                    2.97         08/18/2005          74,141,385
    200,000,000   US TREASURY BILL^                                                    2.89         08/25/2005         197,657,917
    100,000,000   US TREASURY BILL^                                                    2.93         09/08/2005          98,697,778
    125,000,000   US TREASURY BILL^                                                    3.00         09/15/2005         123,260,417
     75,000,000   US TREASURY BILL^                                                    3.05         09/15/2005          73,938,854
     75,000,000   US TREASURY BILL^                                                    3.02         09/22/2005          73,905,250
                                                                                                                   ---------------

TOTAL US TREASURY SECURITIES (COST $1,783,664,566)                                                                   1,783,664,566
                                                                                                                   ---------------

REPURCHASE AGREEMENTS - 64.28%
     75,000,000   BANC AMERICA SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $75,005,479)                              2.63         04/01/2005          75,000,000
    500,000,000   BEAR STEARNS & COMPANIES INCORPORATED - 102% COLLATERALIZED
                  BY US GOVERNMENT SECURITIES (MATURITY VALUE $500,037,083)            2.67         04/01/2005         500,000,000
     50,387,000   DEUTSCHE BANK ALEX BROWN - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $50,390,709)                              2.65         04/01/2005          50,387,000
     95,000,000   GOLDMAN SACHS GROUP INCORPORATED - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $95,006,993)                   2.65         04/01/2005          95,000,000
    750,000,000   HSBC USA INCORPORATED - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $750,056,042)                             2.69         04/01/2005         750,000,000
    800,000,000   JP MORGAN SECURITIES INCORPORATED - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $800,059,556)                  2.68         04/01/2005         800,000,000
    175,000,000   MORGAN STANLEY INCORPORATED - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $175,011,667)                  2.40         04/01/2005         175,000,000
    750,000,000   MORGAN STANLEY INCORPORATED - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $750,055,625)                  2.67         04/01/2005         750,000,000

TOTAL REPURCHASE AGREEMENTS (COST $3,195,387,000)                                                                    3,195,387,000
                                                                                                                   ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $4,979,051,566)*                             100.15%                                                         $ 4,979,051,566

OTHER ASSETS AND LIABILITIES, NET                   (0.15)                                                              (7,666,271)
                                                   ------                                                          ---------------

TOTAL NET ASSETS                                   100.00%                                                         $ 4,971,385,295
                                                   ======                                                          ===============

^     ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005        WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

    100% TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------


PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE       VALUE
US TREASURY SECURITIES - 100.19%

US TREASURY BILLS - 100.19%
$   120,000,000   US TREASURY BILL^                                                    2.23%        04/07/2005     $   119,955,400
     12,302,000   US TREASURY BILL^                                                    2.28         04/07/2005          12,297,335
     22,105,000   US TREASURY BILL^                                                    2.57         04/07/2005          22,095,550
     50,000,000   US TREASURY BILL^                                                    2.28         04/14/2005          49,958,833
     69,265,000   US TREASURY BILL^                                                    2.33         04/14/2005          69,206,721
     75,000,000   US TREASURY BILL^                                                    2.30         04/21/2005          74,904,167
     50,000,000   US TREASURY BILL^                                                    2.31         04/21/2005          49,935,972
      5,035,000   US TREASURY BILL^                                                    2.33         04/21/2005           5,028,496
    125,000,000   US TREASURY BILL^                                                    2.37         04/21/2005         124,835,417
    200,000,000   US TREASURY BILL^                                                    2.33         04/28/2005         199,650,500
     75,000,000   US TREASURY BILL^                                                    2.35         04/28/2005          74,867,813
     16,610,000   US TREASURY BILL^                                                    2.41         04/28/2005          16,580,040
     27,310,000   US TREASURY BILL^                                                    2.42         04/28/2005          27,260,432
    100,000,000   US TREASURY BILL^                                                    2.65         04/28/2005          99,801,625
     50,000,000   US TREASURY BILL^                                                    2.14         05/05/2005          49,898,944
    100,000,000   US TREASURY BILL^                                                    2.46         05/05/2005          99,767,667
    100,000,000   US TREASURY BILL^                                                    2.47         05/05/2005          99,766,722
    200,000,000   US TREASURY BILL^                                                    2.48         05/12/2005         199,436,250
    100,000,000   US TREASURY BILL^                                                    2.53         05/19/2005          99,662,667
    175,000,000   US TREASURY BILL^                                                    2.54         05/19/2005         174,408,500
    100,000,000   US TREASURY BILL^                                                    2.66         05/26/2005          99,594,375
    150,000,000   US TREASURY BILL^                                                    2.69         06/02/2005         149,306,375
    125,000,000   US TREASURY BILL^                                                    2.72         06/09/2005         124,348,333
    125,000,000   US TREASURY BILL^                                                    2.75         06/09/2005         124,348,333
    250,000,000   US TREASURY BILL^                                                    2.74         06/16/2005         248,556,528
     50,000,000   US TREASURY BILL^                                                    2.74         06/16/2005          49,710,778
    183,360,000   US TREASURY BILL^                                                    2.50         06/23/2005         182,303,133
     20,540,000   US TREASURY BILL^                                                    2.51         06/23/2005          20,421,136
     50,000,000   US TREASURY BILL^                                                    2.55         06/30/2005          49,681,875
    200,000,000   US TREASURY BILL^                                                    2.78         06/30/2005         198,612,500
     50,000,000   US TREASURY BILL^                                                    2.63         07/21/2005          49,594,542
     50,000,000   US TREASURY BILL^                                                    2.64         07/21/2005          49,593,771
    125,000,000   US TREASURY BILL^                                                    2.88         08/11/2005         123,680,000
     60,000,000   US TREASURY BILL^                                                    3.02         09/22/2005          59,124,200
                                                                                                                   ---------------

TOTAL US TREASURY SECURITIES (COST $3,198,194,930)                                                                   3,198,194,930
                                                                                                                   ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $3,198,194,930)*                             100.19%                                                         $ 3,198,194,930

OTHER ASSETS AND LIABILITIES, NET                   (0.19)                                                              (5,972,496)
                                                   ------                                                          ---------------

TOTAL NET ASSETS                                   100.00%                                                         $ 3,192,222,434
                                                   ======                                                          ===============

^     ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO MONEY MARKET FUNDS
                           STATEMENT OF ASSETS AND LIABILITIES -- MARCH 31, 2005
--------------------------------------------------------------------------------

                                                                                    CALIFORNIA
                                                                                      TAX-FREE  CASH INVESTMENT       GOVERNMENT
                                                                                  MONEY MARKET     MONEY MARKET     MONEY MARKET
                                                                                          FUND             FUND             FUND
--------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
  IN SECURITIES, AT MARKET VALUE ...........................................   $ 2,756,491,531  $10,263,698,116  $ 6,913,714,144
  REPURCHASE AGREEMENTS ....................................................                 0    3,220,691,741    3,621,970,000
                                                                               ---------------  ---------------  ---------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) ........................      2,756,491,531   13,484,389,857   10,535,684,144
                                                                               ---------------  ---------------  ---------------
  CASH .....................................................................            52,067           50,027           50,644
  RECEIVABLE FOR FUND SHARES ISSUED ........................................                 0          412,926           22,048
  RECEIVABLE FOR INVESTMENTS SOLD ..........................................        12,255,000                0                0
  RECEIVABLES FOR DIVIDENDS AND INTEREST ...................................        12,588,386       28,678,616       12,853,964
                                                                               ---------------  ---------------  ---------------
TOTAL ASSETS ...............................................................     2,781,386,984   13,513,531,426   10,548,610,800
                                                                               ===============  ===============  ===============

LIABILITIES
  PAYABLE FOR INVESTMENTS PURCHASED ........................................                 0                0      170,661,023
  DIVIDENDS PAYABLE ........................................................           504,992       11,888,701       15,339,318
  PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ....................           831,359        2,563,726        2,042,432
  PAYABLE TO THE TRUSTEES AND DISTRIBUTOR ..................................           584,451        1,529,267        1,274,207
  ACCRUED EXPENSES AND OTHER LIABILITIES ...................................           203,304          248,804          254,634
                                                                               ---------------  ---------------  ---------------
TOTAL LIABILITIES ..........................................................         2,124,106       16,230,498      189,571,614
                                                                               ---------------  ---------------  ---------------
TOTAL NET ASSETS ...........................................................    $2,779,262,878  $13,497,300,928  $10,359,039,186
                                                                               ===============  ===============  ===============

NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------------------------------------------------------
  PAID-IN CAPITAL ..........................................................    $2,779,361,531  $13,497,764,707  $10,359,008,168
  UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ...............................            (1,037)          (7,752)          31,018
  UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ....................           (97,616)        (456,027)               0
                                                                               ---------------  ---------------  ---------------
TOTAL NET ASSETS ...........................................................    $2,779,262,878  $13,497,300,928  $10,359,039,186
                                                                               ===============  ===============  ===============

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
--------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - CLASS A .....................................................   $ 2,423,169,689              N/A  $   566,831,616
  SHARES OUTSTANDING - CLASS A .............................................     2,423,208,761              N/A      566,831,377
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS A ...................   $          1.00              N/A  $          1.00
  NET ASSETS - ADMINISTRATOR CLASS .........................................               N/A  $   619,285,960  $   596,739,826
  SHARES OUTSTANDING - ADMINISTRATOR CLASS .................................               N/A      619,308,572      596,740,770
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADMINISTRATOR CLASS .......               N/A  $          1.00  $          1.00
  NET ASSETS - INSTITUTIONAL CLASS .........................................               N/A  $ 5,998,383,197  $ 3,964,854,431
  SHARES OUTSTANDING - INSTITUTIONAL CLASS .................................               N/A    5,998,601,815    3,964,861,961
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS .......               N/A  $          1.00  $          1.00
  NET ASSETS - SERVICE CLASS ...............................................   $   356,093,189  $ 6,879,631,771  $ 5,230,613,313
  SHARES OUTSTANDING - SERVICE CLASS .......................................       356,100,226    6,880,343,589    5,230,613,534
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - SERVICE CLASS .............   $          1.00  $          1.00  $          1.00
                                                                               ---------------  ---------------  ---------------
INVESTMENTS AT COST ........................................................   $ 2,756,491,531  $13,484,389,857  $10,535,684,144
                                                                               ---------------  ---------------  ---------------

(1)   EACH FUND HAS AN UNLIMITED NUMBER OF AUTHORIZED SHARES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES -- MARCH 31, 2005
                                                  WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                                                                      NATIONAL PRIME INVESTMENT    TREASURY PLUS
                                                                                TAX-FREE MONEY     MONEY MARKET     MONEY MARKET
                                                                                   MARKET FUND             FUND             FUND
--------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
  IN SECURITIES, AT MARKET VALUE ...........................................   $ 2,957,548,012  $ 2,658,398,611  $ 1,783,664,566
  REPURCHASE AGREEMENTS ....................................................                 0    1,434,304,000    3,195,387,000
                                                                               ---------------  ---------------  ---------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) .........................     2,957,548,012    4,092,702,611    4,979,051,566
                                                                               ---------------  ---------------  ---------------
  CASH. .....................................................................           74,080           50,031           50,739
  RECEIVABLE FOR FUND SHARES ISSUED ........................................                 0                0          262,000
  RECEIVABLE FOR INVESTMENTS SOLD ..........................................                 0                0                0
  RECEIVABLES FOR DIVIDENDS AND INTEREST ...................................        13,111,857        3,001,809          236,153
                                                                               ---------------  ---------------  ---------------
TOTAL ASSETS ...............................................................     2,970,733,949    4,095,754,451    4,979,600,458
                                                                               ===============  ===============  ===============

LIABILITIES
  PAYABLE FOR INVESTMENTS PURCHASED ........................................        28,138,825                0                0
  DIVIDENDS PAYABLE ........................................................         1,394,408        7,224,451        6,075,486
  PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ....................           574,033          809,522        1,188,683
  PAYABLE TO THE TRUSTEES AND DISTRIBUTOR ..................................           405,000          262,936          725,132
  ACCRUED EXPENSES AND OTHER LIABILITIES ...................................            55,513          300,787          225,862
                                                                               ---------------  ---------------  ---------------
TOTAL LIABILITIES ..........................................................        30,567,779        8,597,696        8,215,163
                                                                               ---------------  ---------------  ---------------
TOTAL NET ASSETS ...........................................................   $ 2,940,166,170  $ 4,087,156,755  $ 4,971,385,295
                                                                               ===============  ===============  ===============

NET ASSETS CONSIST OF:
----------------------------------------------------------------------------
  PAID-IN CAPITAL ..........................................................   $ 2,940,258,373  $ 4,087,185,846  $ 4,971,557,196
  UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ...............................                 0                1              644
  UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ....................           (92,203)         (29,092)        (172,545)
                                                                               ---------------  ---------------  ---------------
TOTAL NET ASSETS ...........................................................   $ 2,940,166,170  $ 4,087,156,755  $ 4,971,385,295
                                                                               ===============  ===============  ===============

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
----------------------------------------------------------------------------
  NET ASSETS - CLASS A .....................................................   $   712,405,459              N/A  $ 2,496,954,874
  SHARES OUTSTANDING - CLASS A .............................................       712,396,013              N/A    2,497,090,342
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS A ...................   $          1.00              N/A  $          1.00
  NET ASSETS -ADMINISTRATOR CLASS ..........................................               N/A              N/A              N/A
  SHARES OUTSTANDING - ADMINISTRATOR CLASS .................................               N/A              N/A              N/A
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADMINISTRATOR CLASS .......               N/A              N/A              N/A
  NET ASSETS - INSTITUTIONAL CLASS .........................................   $ 1,032,249,499  $ 3,271,051,836  $ 1,268,635,919
  SHARES OUTSTANDING - INSTITUTIONAL CLASS .................................     1,032,337,145    3,271,086,969    1,268,842,406
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS .......   $          1.00  $          1.00  $          1.00
  NET ASSETS - SERVICE CLASS ...............................................   $ 1,195,511,212  $   816,104,919  $ 1,205,794,502
  SHARES OUTSTANDING - SERVICE CLASS .......................................     1,195,366,992      816,106,340    1,205,840,708
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - SERVICE CLASS .............   $          1.00  $          1.00  $          1.00
                                                                               ---------------  ---------------  ---------------
INVESTMENTS AT COST ........................................................   $ 2,957,548,012  $ 4,092,702,611  $ 4,979,051,566
                                                                               ---------------  ---------------  ---------------

                                                                                 100% TREASURY
                                                                                  MONEY MARKET
                                                                                          FUND
----------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
  IN SECURITIES, AT MARKET VALUE ...........................................   $ 3,198,194,930
  REPURCHASE AGREEMENTS ....................................................                 0
                                                                               ---------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) .........................     3,198,194,930
                                                                               ---------------
  CASH .....................................................................            53,902
  RECEIVABLE FOR FUND SHARES ISSUED ........................................             2,805
  RECEIVABLE FOR INVESTMENTS SOLD ..........................................                 0
  RECEIVABLES FOR DIVIDENDS AND INTEREST ...................................                 0
                                                                               ---------------
TOTAL ASSETS ...............................................................     3,198,251,637
                                                                               ===============

LIABILITIES
  PAYABLE FOR INVESTMENTS PURCHASED ........................................                 0
  DIVIDENDS PAYABLE ........................................................         4,517,869
  PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ....................           676,361
  PAYABLE TO THE TRUSTEES AND DISTRIBUTOR ..................................           693,130
  ACCRUED EXPENSES AND OTHER LIABILITIES ...................................           141,843
                                                                               ---------------
TOTAL LIABILITIES ..........................................................         6,029,203
                                                                               ---------------
TOTAL NET ASSETS ...........................................................   $ 3,192,222,434
                                                                               ===============

NET ASSETS CONSIST OF:
----------------------------------------------------------------------------
  PAID-IN CAPITAL ..........................................................   $ 3,192,163,775
  UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ...............................           172,889
  UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ....................          (114,230)
                                                                               ---------------
TOTAL NET ASSETS ...........................................................   $ 3,192,222,434
                                                                               ===============

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
----------------------------------------------------------------------------
  NET ASSETS - CLASS A .....................................................   $   160,233,273
  SHARES OUTSTANDING - CLASS A .............................................       160,197,386
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS A ...................   $          1.00
  NET ASSETS -ADMINISTRATOR CLASS ..........................................               N/A
  SHARES OUTSTANDING - ADMINISTRATOR CLASS .................................               N/A
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADMINISTRATOR CLASS .......               N/A
  NET ASSETS - INSTITUTIONAL CLASS .........................................               N/A
  SHARES OUTSTANDING - INSTITUTIONAL CLASS .................................               N/A
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS .......               N/A
  NET ASSETS - SERVICE CLASS ...............................................   $ 3,031,989,161
  SHARES OUTSTANDING - SERVICE CLASS .......................................     3,031,971,298
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - SERVICE CLASS .............   $          1.00
                                                                               ---------------
INVESTMENTS AT COST ........................................................   $ 3,198,194,930
                                                                               ---------------

WELLS FARGO MONEY MARKET FUNDS
                    STATEMENT OF OPERATIONS -- FOR THE YEAR ENDED MARCH 31, 2005
--------------------------------------------------------------------------------

                                                                                    CALIFORNIA
                                                                                      TAX-FREE  CASH INVESTMENT       GOVERNMENT
                                                                                  MONEY MARKET     MONEY MARKET     MONEY MARKET
                                                                                          FUND             FUND             FUND
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

INTEREST ...................................................................   $    36,705,217  $   243,330,233  $   171,808,967
                                                                               ---------------  ---------------  ---------------
  TOTAL INVESTMENT INCOME ..................................................        36,705,217      243,330,233      171,808,967
                                                                               ---------------  ---------------  ---------------

EXPENSES

  ADVISORY FEES ............................................................         7,433,305       13,629,105        9,509,176
  ADMINISTRATION FEES
     FUND LEVEL ............................................................         1,282,228        6,037,027        4,387,681
     CLASS A ...............................................................         4,906,713              N/A        1,000,686
     ADMINISTRATOR CLASS ...................................................               N/A          522,002          462,484
     INSTITUTIONAL CLASS ...................................................               N/A        4,462,016        2,567,532
     SERVICE CLASS .........................................................           400,957        9,035,499        6,458,904
  CUSTODY FEES .............................................................           512,891        2,725,821        1,901,835
  SHAREHOLDER SERVICING FEES ...............................................         6,146,078       19,345,958       15,055,677
  ACCOUNTING FEES ..........................................................           166,172          802,858          568,022
  AUDIT FEES ...............................................................            18,002           22,452           16,925
  LEGAL FEES ...............................................................            48,001          129,499          115,001
  REGISTRATION FEES ........................................................             1,000           99,999          150,000
  SHAREHOLDER REPORTS ......................................................            20,883          284,840          291,758
  TRUSTEES' FEES ...........................................................             7,092            7,092            7,092
  OTHER FEES AND EXPENSES ..................................................            50,240          287,197          130,687
                                                                                ---------------  ---------------  ---------------
  TOTAL EXPENSES ...........................................................        20,993,562       57,391,365       42,623,460
                                                                               ---------------  ---------------  ---------------

LESS:
  WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) .............................        (4,994,147)      (6,722,121)      (4,721,390)
  NET EXPENSES .............................................................        15,999,415       50,669,244       37,902,070
                                                                               ---------------  ---------------  ---------------
  NET INVESTMENT INCOME (LOSS) .............................................        20,705,802      192,660,989      133,906,897
                                                                               ---------------  ---------------  ---------------
  NET REALIZED GAIN (LOSS) FROM INVESTMENTS ................................            43,043         (451,405)          12,629
                                                                               ---------------  ---------------  ---------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........   $    20,748,845  $   192,209,584  $   133,919,526
                                                                               ===============  ===============  ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS -- FOR THE YEAR ENDED MARCH 31, 2005
                                                  WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                                                                      NATIONAL PRIME INVESTMENT    TREASURY PLUS
                                                                                TAX-FREE MONEY     MONEY MARKET     MONEY MARKET
                                                                                   MARKET FUND             FUND             FUND
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

INTEREST ...................................................................   $    36,872,627  $    59,922,342  $    79,695,204
                                                                               ---------------  ---------------  ---------------
  TOTAL INVESTMENT INCOME ..................................................        36,872,627       59,922,342       79,695,204
                                                                               ---------------  ---------------  ---------------

EXPENSES

ADVISORY FEES ..............................................................         2,488,801        3,206,676        4,864,689
  ADMINISTRATION FEES
     FUND LEVEL ............................................................         1,244,400        1,598,584        2,431,616
     CLASS A ...............................................................         1,501,400              N/A        5,215,841
     ADMINISTRATOR CLASS ...................................................               N/A              N/A              N/A
     INSTITUTIONAL CLASS ...................................................           480,026          955,486        1,111,484
     SERVICE CLASS .........................................................         1,447,577        2,414,783        1,325,397
  CUSTODY FEES .............................................................           497,760          641,335          972,938
  SHAREHOLDER SERVICING FEES ...............................................         4,721,921        5,030,797        8,688,336
  ACCOUNTING FEES ..........................................................           161,860          202,779          297,286
  AUDIT FEES ...............................................................            15,930           21,966           18,002
  LEGAL FEES ...............................................................            24,999           10,333           94,999
  REGISTRATION FEES ........................................................             1,000               48           94,999
  SHAREHOLDER REPORTS ......................................................             1,000            2,746          174,999
  TRUSTEES' FEES ...........................................................             7,092            7,092            7,092
  OTHER FEES AND EXPENSES ..................................................            31,333           53,525          103,493
                                                                               ---------------  ---------------  ---------------
  TOTAL EXPENSES ...........................................................        12,625,099       14,146,150       25,401,171
                                                                               ---------------  ---------------  ---------------

LESS:
  WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) .............................        (1,565,085)        (707,732)      (1,687,282)
  NET EXPENSES .............................................................        11,060,014       13,438,418       23,713,889
                                                                               ---------------  ---------------  ---------------
  NET INVESTMENT INCOME (LOSS) .............................................        25,812,613       46,483,924       55,981,315
                                                                               ---------------  ---------------  ---------------
  NET REALIZED GAIN (LOSS) FROM INVESTMENTS ................................           (42,034)         (24,823)        (163,649)
                                                                               ---------------  ---------------  ---------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........   $    25,770,579  $    46,459,101  $    55,817,666
                                                                               ===============  ===============  ===============

                                                                                 100% TREASURY
                                                                                  MONEY MARKET
                                                                                          FUND
----------------------------------------------------------------------------------------------
INVESTMENT INCOME

INTEREST ...................................................................   $    50,879,314
                                                                               ---------------
  TOTAL INVESTMENT INCOME ..................................................        50,879,314
                                                                               ---------------

EXPENSES

ADVISORY FEES ..............................................................         9,560,699
  ADMINISTRATION FEES
     FUND LEVEL ............................................................         1,567,578
     CLASS A ...............................................................           362,517
     ADMINISTRATOR CLASS ...................................................               N/A
     INSTITUTIONAL CLASS ...................................................               N/A
     SERVICE CLASS .........................................................         3,564,450
  CUSTODY FEES .............................................................           627,031
  SHAREHOLDER SERVICING FEES ...............................................         5,403,846
  ACCOUNTING FEES ..........................................................           198,702
  AUDIT FEES ...............................................................            18,002
  LEGAL FEES ...............................................................            40,302
  REGISTRATION FEES ........................................................            15,002
  SHAREHOLDER REPORTS ......................................................           113,323
  TRUSTEES' FEES ...........................................................             7,092
  OTHER FEES AND EXPENSES ..................................................            47,986
                                                                               ---------------
  TOTAL EXPENSES ...........................................................        21,526,530
                                                                               ---------------

LESS:
  WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) .............................        (5,604,187)
  NET EXPENSES .............................................................        15,922,343
                                                                               ---------------
  NET INVESTMENT INCOME (LOSS) .............................................        34,956,971
                                                                               ---------------
  NET REALIZED GAIN (LOSS) FROM INVESTMENTS ................................               999
                                                                               ---------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........   $    34,957,970
                                                                               ===============

WELLS FARGO MONEY MARKET FUNDS               STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                      CALIFORNIA TAX-FREE
                                                                                                       MONEY MARKET FUND
                                                                                               ----------------------------------
                                                                                                        FOR THE           FOR THE
                                                                                                     YEAR ENDED        YEAR ENDED
                                                                                                 MARCH 31, 2005    MARCH 31, 2004
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
     BEGINNING NET ASSETS ...................................................................  $  2,630,173,391  $  2,662,105,499
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .............................................................        20,705,802        10,069,203
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..................................................            43,043            90,037
                                                                                               ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .............................        20,748,845        10,159,240
                                                                                               ----------------  ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
     CLASS A ................................................................................       (17,377,220)       (8,140,217)
     ADMINISTRATOR CLASS ....................................................................               N/A               N/A
     INSTITUTIONAL CLASS ....................................................................               N/A               N/A
     SERVICE CLASS ..........................................................................        (3,328,633)       (1,965,819)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
     CLASS A ................................................................................          (193,610)                0
     ADMINISTRATOR CLASS ....................................................................               N/A               N/A
     INSTITUTIONAL CLASS ....................................................................               N/A               N/A
     SERVICE CLASS ..........................................................................           (37,086)                0
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ......................................................     3,507,961,907     3,601,704,162
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ..................................................        15,629,406         7,990,324
   COST OF SHARES REDEEMED - CLASS A ........................................................    (3,363,212,712)   (3,704,540,683)
                                                                                               ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A ...       160,378,601       (94,846,197)
                                                                                               ----------------  ----------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS ..........................................               N/A               N/A
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ......................................               N/A               N/A
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS ............................................               N/A               N/A
                                                                                               ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   ADMINISTRATOR CLASS ......................................................................               N/A               N/A
                                                                                               ----------------  ----------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ..........................................               N/A               N/A
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ......................................               N/A               N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ............................................               N/A               N/A
                                                                                               ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS ......................................................................               N/A               N/A
                                                                                               ----------------  ----------------
   PROCEEDS FROM SHARES SOLD - SERVICE CLASS ................................................       899,858,046       827,986,814
   REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS ............................................         2,327,260         1,644,614
   COST OF SHARES REDEEMED - SERVICE CLASS ..................................................      (913,286,716)     (766,770,543)
                                                                                               ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   SERVICE CLASS ............................................................................       (11,101,410)       62,860,885
                                                                                               ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS .............       149,277,191       (31,985,312)
                                                                                               ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS .......................................................       149,089,487       (31,932,108)
                                                                                               ----------------  ----------------
ENDING NET ASSETS ...........................................................................  $  2,779,262,878  $  2,630,173,391
                                                                                               ================  ================
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ....................................................................     3,507,961,907     3,601,704,162
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A .................................        15,629,406         7,990,324
   SHARES REDEEMED - CLASS A ................................................................    (3,363,212,712)   (3,704,540,683)
                                                                                               ----------------  ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A .....................................       160,378,601       (94,846,197)
                                                                                               ----------------  ----------------
   SHARES SOLD - ADMINISTRATOR CLASS ........................................................               N/A               N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS .....................               N/A               N/A
   SHARES REDEEMED - ADMINISTRATOR CLASS ....................................................               N/A               N/A
                                                                                               ----------------  ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS .........................               N/A               N/A
                                                                                               ----------------  ----------------
   SHARES SOLD - INSTITUTIONAL CLASS ........................................................               N/A               N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS .....................               N/A               N/A
   SHARES REDEEMED -INSTITUTIONAL CLASS .....................................................               N/A               N/A
                                                                                               ----------------  ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS .........................               N/A               N/A
                                                                                               ----------------  ----------------
   SHARES SOLD - SERVICE CLASS ..............................................................       899,858,046       827,986,814
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS ...........................         2,327,260         1,644,614
   SHARES REDEEMED - SERVICE CLASS ..........................................................      (913,286,716)     (766,770,543)
                                                                                               ----------------  ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - SERVICE CLASS ...............................       (11,101,410)       62,860,885
                                                                                               ----------------  ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS .....       149,277,191       (31,985,312)
                                                                                               ----------------  ----------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ................................  $         (1,037) $           (986)
                                                                                               ================  ================

(1) "PROCEEDS FROM SHARES SOLD" AND "SHARES SOLD" INCLUDE AMOUNTS RELATING TO FUND MERGERS. SEE NOTE 1

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS               WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                                                                                        CASH INVESTMENT
                                                                                                       MONEY MARKET FUND
                                                                                               ----------------------------------
                                                                                                        FOR THE           FOR THE
                                                                                                     YEAR ENDED        YEAR ENDED
                                                                                                 MARCH 31, 2005    MARCH 31, 2004
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
     BEGINNING NET ASSETS ...................................................................  $ 14,593,000,107  $ 15,765,893,029
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .............................................................       192,660,989       119,805,583
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..................................................          (451,405)           70,312
                                                                                               ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .............................       192,209,584       119,875,895
                                                                                               ----------------  ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
     CLASS A ................................................................................               N/A               N/A
     ADMINISTRATOR CLASS ....................................................................        (8,209,453)         (719,651)
     INSTITUTIONAL CLASS ....................................................................       (89,816,669)      (53,412,566)
     SERVICE CLASS ..........................................................................       (94,634,866)      (66,323,394)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
     CLASS A ................................................................................               N/A               N/A
     ADMINISTRATOR CLASS ....................................................................            (3,193)                0
     INSTITUTIONAL CLASS ....................................................................           (34,933)                0
     SERVICE CLASS ..........................................................................           (36,808)                0
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ......................................................               N/A               N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ..................................................               N/A               N/A
   COST OF SHARES REDEEMED - CLASS A ........................................................               N/A               N/A
                                                                                               ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A ...               N/A               N/A
                                                                                               ----------------  ----------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS ..........................................     3,944,391,222     1,163,542,440
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ......................................         7,392,358           558,170
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS ............................................    (3,613,607,458)     (882,968,160)
                                                                                               ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   ADMINISTRATOR CLASS ......................................................................       338,176,122       281,132,450
                                                                                               ----------------  ----------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ..........................................    97,750,620,446   283,888,537,145
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ......................................        45,054,692        15,737,642
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ............................................   (97,636,401,094) (283,240,034,692)
                                                                                               ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS ......................................................................       159,274,044       664,240,095
                                                                                               ----------------  ----------------
   PROCEEDS FROM SHARES SOLD - SERVICE CLASS ................................................    28,677,324,345    32,454,220,617
   REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS ............................................        54,692,371        45,899,264
   COST OF SHARES REDEEMED - SERVICE CLASS ..................................................   (30,324,639,723)  (34,617,805,632)
                                                                                               ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   SERVICE CLASS ............................................................................    (1,592,623,007)   (2,117,685,751)
                                                                                               ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS .............    (1,095,172,841)   (1,172,313,206)
                                                                                               ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS .......................................................    (1,095,699,179)   (1,172,892,922)
                                                                                               ----------------  ----------------
ENDING NET ASSETS ...........................................................................  $ 13,497,300,928  $ 14,593,000,107
                                                                                               ================  ================
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ....................................................................               N/A               N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A .................................               N/A               N/A
   SHARES REDEEMED - CLASS A ................................................................               N/A               N/A
                                                                                               ----------------  ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A .....................................               N/A               N/A
                                                                                               ----------------  ----------------
   SHARES SOLD - ADMINISTRATOR CLASS ........................................................     3,944,391,222     1,163,542,440
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS .....................         7,392,358           558,170
   SHARES REDEEMED - ADMINISTRATOR CLASS ....................................................    (3,613,607,458)     (882,968,160)
                                                                                               ----------------  ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS .........................       338,176,122       281,132,450
                                                                                               ----------------  ----------------
   SHARES SOLD - INSTITUTIONAL CLASS ........................................................    97,750,620,446   283,888,537,143
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS .....................        45,054,693        15,737,642
   SHARES REDEEMED -INSTITUTIONAL CLASS .....................................................   (97,636,401,094) (283,240,034,692)
                                                                                               ----------------  ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS .........................       159,274,045       664,240,093
                                                                                               ----------------  ----------------
   SHARES SOLD - SERVICE CLASS ..............................................................    28,677,324,345    32,454,220,617
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS ...........................        54,692,371        45,899,263
   SHARES REDEEMED - SERVICE CLASS ..........................................................   (30,324,639,723)  (34,617,805,633)
                                                                                               ----------------  ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - SERVICE CLASS ...............................    (1,592,623,007)   (2,117,685,753)
                                                                                               ----------------  ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS .....    (1,095,172,840)   (1,172,313,210)
                                                                                               ----------------  ----------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ................................  $         (7,752) $         (7,753)
                                                                                               ================  ================

                                                                                                           GOVERNMENT
                                                                                                       MONEY MARKET FUND
                                                                                               ----------------------------------
                                                                                                        FOR THE           FOR THE
                                                                                                     YEAR ENDED        YEAR ENDED
                                                                                                 MARCH 31, 2005 MARCH 31, 2004(1)

---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
     BEGINNING NET ASSETS ...................................................................  $  6,765,162,199  $  5,083,245,155
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .............................................................       133,906,897        41,364,604
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..................................................            12,629            15,164
                                                                                               ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .............................       133,919,526        41,379,768
                                                                                               ----------------  ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
     CLASS A ................................................................................        (5,344,390)       (1,386,897)
     ADMINISTRATOR CLASS ....................................................................        (7,359,497)         (470,158)
     INSTITUTIONAL CLASS ....................................................................       (53,296,190)       (7,016,487)
     SERVICE CLASS ..........................................................................       (67,906,820)      (32,531,372)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
     CLASS A ................................................................................              (753)                0
     ADMINISTRATOR CLASS ....................................................................            (1,037)                0
     INSTITUTIONAL CLASS ....................................................................            (7,510)                0
     SERVICE CLASS ..........................................................................            (9,568)                0
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ......................................................       665,433,163       550,880,065
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ..................................................         5,244,228         1,439,561
   COST OF SHARES REDEEMED - CLASS A ........................................................      (469,014,824)     (432,791,496)
                                                                                               ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A ...       201,662,567       119,528,130
                                                                                               ----------------  ----------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS ..........................................     6,726,797,286     2,444,949,529
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ......................................         3,947,147           149,018
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS ............................................    (6,294,511,632)   (2,284,590,578)
                                                                                               ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   ADMINISTRATOR CLASS ......................................................................       436,232,801       160,507,969
                                                                                               ----------------  ----------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ..........................................    35,402,384,904     9,872,411,140
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ......................................        14,119,050         1,856,274
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ............................................   (32,923,357,239)   (8,402,552,128)
                                                                                               ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS ......................................................................     2,493,146,715     1,471,715,286
                                                                                               ----------------  ----------------
   PROCEEDS FROM SHARES SOLD - SERVICE CLASS ................................................    37,225,402,698    35,380,968,454
   REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS ............................................         9,082,897         7,382,031
   COST OF SHARES REDEEMED - SERVICE CLASS ..................................................   (36,771,644,452)  (35,458,159,680)
                                                                                               ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   SERVICE CLASS ............................................................................       462,841,143       (69,809,195)
                                                                                               ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS .............     3,593,883,226     1,681,942,190
                                                                                               ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS .......................................................     3,593,876,987     1,681,917,044
                                                                                               ----------------  ----------------
ENDING NET ASSETS ...........................................................................  $ 10,359,039,186  $  6,765,162,199
                                                                                               ================  ================
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ....................................................................       665,433,163       550,880,064
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A .................................         5,244,228         1,439,561
   SHARES REDEEMED - CLASS A ................................................................      (469,014,824)     (432,791,496)
                                                                                               ----------------  ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A .....................................       201,662,567       119,528,129
                                                                                               ----------------  ----------------
   SHARES SOLD - ADMINISTRATOR CLASS ........................................................     6,726,797,286     2,444,949,529
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS .....................         3,947,147           149,018
   SHARES REDEEMED - ADMINISTRATOR CLASS ....................................................    (6,294,511,632)   (2,284,590,578)
                                                                                               ----------------  ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS .........................       436,232,801       160,507,969
                                                                                               ----------------  ----------------
   SHARES SOLD - INSTITUTIONAL CLASS ........................................................    35,402,384,904     9,872,411,099
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS .....................        14,119,050         1,856,274
   SHARES REDEEMED -INSTITUTIONAL CLASS .....................................................   (32,923,357,239)   (8,402,552,128)
                                                                                               ----------------  ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS .........................     2,493,146,715     1,471,715,245
                                                                                               ----------------  ----------------
   SHARES SOLD - SERVICE CLASS ..............................................................    37,225,402,698    35,380,913,143
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS ...........................         9,082,897         7,382,031
   SHARES REDEEMED - SERVICE CLASS ..........................................................   (36,771,644,452)  (35,458,159,680)
                                                                                               ----------------  ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - SERVICE CLASS ...............................       462,841,143       (69,864,506)
                                                                                               ----------------  ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS .....     3,593,883,226     1,681,886,837
                                                                                               ----------------  ----------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ................................
                                                                                               $         31,018  $         31,018
                                                                                               ================  ================

                                                                                                       NATIONAL TAX-FREE
                                                                                                       MONEY MARKET FUND
                                                                                               ----------------------------------
                                                                                                        FOR THE           FOR THE
                                                                                                     YEAR ENDED        YEAR ENDED
                                                                                                 MARCH 31, 2005 MARCH 31, 2004(1)
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
     BEGINNING NET ASSETS ...................................................................  $  2,186,314,686  $  1,528,551,577
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .............................................................        25,812,613        11,088,186
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..................................................           (42,034)          319,581
                                                                                               ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .............................        25,770,579        11,407,767
                                                                                               ----------------  ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
     CLASS A ................................................................................        (5,491,503)       (1,640,214)
     ADMINISTRATOR CLASS ....................................................................               N/A               N/A
     INSTITUTIONAL CLASS ....................................................................        (8,196,846)       (1,416,669)
     SERVICE CLASS ..........................................................................       (12,124,264)       (8,041,932)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
     CLASS A ................................................................................           (78,320)                0
     ADMINISTRATOR CLASS ....................................................................               N/A               N/A
     INSTITUTIONAL CLASS ....................................................................          (116,904)                0
     SERVICE CLASS ..........................................................................          (172,918)                0
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ......................................................     1,518,234,814     1,399,010,816
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ..................................................         5,512,460         1,744,755
   COST OF SHARES REDEEMED - CLASS A ........................................................    (1,432,897,857)     (779,189,103)
                                                                                               ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A ...        90,849,417       621,566,468
                                                                                               ----------------  ----------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS ..........................................               N/A               N/A
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ......................................               N/A               N/A
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS ............................................               N/A               N/A
                                                                                               ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   ADMINISTRATOR CLASS ......................................................................               N/A               N/A
                                                                                               ----------------  ----------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ..........................................     6,349,839,660     1,282,046,088
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ......................................         4,396,109           686,683
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ............................................    (5,624,007,925)   (1,107,592,826)
                                                                                               ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS ......................................................................       730,227,844       175,139,945
                                                                                               ----------------  ----------------
   PROCEEDS FROM SHARES SOLD - SERVICE CLASS ................................................     2,722,964,422     2,154,668,524
   REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS ............................................         4,566,856         3,080,212
   COST OF SHARES REDEEMED - SERVICE CLASS ..................................................    (2,794,346,879)   (2,297,000,992)
                                                                                               ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   SERVICE CLASS ............................................................................       (66,815,601)     (139,252,256)
                                                                                               ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS .............       754,261,660       657,454,157
                                                                                               ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS .......................................................       753,851,484       657,763,109
                                                                                               ----------------  ----------------
ENDING NET ASSETS ...........................................................................  $  2,940,166,170  $  2,186,314,686
                                                                                               ================  ================
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ....................................................................     1,518,234,814     1,398,990,945
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A .................................         5,512,459         1,744,755
   SHARES REDEEMED - CLASS A ................................................................    (1,432,897,857)     (779,189,103)
                                                                                               ----------------  ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A .....................................        90,849,416       621,546,597
                                                                                               ----------------  ----------------
   SHARES SOLD - ADMINISTRATOR CLASS ........................................................               N/A               N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS .....................               N/A               N/A
   SHARES REDEEMED - ADMINISTRATOR CLASS ....................................................               N/A               N/A
                                                                                               ----------------  ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS .........................               N/A               N/A
                                                                                               ----------------  ----------------
   SHARES SOLD - INSTITUTIONAL CLASS ........................................................     6,349,839,660     1,282,046,089
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS .....................         4,396,109           686,683
   SHARES REDEEMED -INSTITUTIONAL CLASS .....................................................    (5,624,007,925)   (1,107,592,826)
                                                                                               ----------------  ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS .........................       730,227,844       175,139,946
                                                                                               ----------------  ----------------
   SHARES SOLD - SERVICE CLASS ..............................................................     2,722,964,590     2,154,668,543
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS ...........................         4,566,856         3,080,212
   SHARES REDEEMED - SERVICE CLASS ..........................................................    (2,794,346,879)   (2,297,000,992)
                                                                                               ----------------  ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - SERVICE CLASS ...............................       (66,815,433)     (139,252,237)
                                                                                               ----------------  ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS .....       754,261,827       657,434,306
                                                                                               ----------------  ----------------

ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ................................  $              0  $              0
                                                                                               ================  ================

WELLS FARGO MONEY MARKET FUNDS               STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                        PRIME INVESTMENT
                                                                                                       MONEY MARKET FUND
                                                                                               ----------------------------------
                                                                                                        FOR THE           FOR THE
                                                                                                     YEAR ENDED        YEAR ENDED
                                                                                                 MARCH 31, 2005 MARCH 31, 2004(1)
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .....................................................................  $  2,552,031,912  $  1,818,363,896
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .............................................................        46,483,924        15,214,105
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..................................................           (24,823)           (3,611)
                                                                                               ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .............................        46,459,101        15,210,494
                                                                                               ----------------  ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:-
   NET INVESTMENT INCOME
     CLASS A ................................................................................               N/A               N/A
     INSTITUTIONAL CLASS ....................................................................       (22,300,314)       (4,215,394)
     SERVICE CLASS ..........................................................................       (24,183,613)      (11,078,513)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
     CLASS A ................................................................................               N/A               N/A
     INSTITUTIONAL CLASS ....................................................................              (316)                0
     SERVICE CLASS ..........................................................................              (342)                0
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ......................................................               N/A               N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ..................................................               N/A               N/A
   COST OF SHARES REDEEMED - CLASS A ........................................................               N/A               N/A
                                                                                               ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A ...               N/A               N/A
                                                                                               ----------------  ----------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ..........................................    14,890,595,321     6,704,830,027
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ......................................         6,205,711           861,282
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ............................................   (12,711,599,322)   (5,619,805,959)
                                                                                               ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS ......................................................................     2,185,201,710     1,085,885,350
                                                                                               ----------------  ----------------
   PROCEEDS FROM SHARES SOLD - SERVICE CLASS ................................................    89,829,820,847    56,932,646,123
   REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS ............................................           955,492         1,489,417
   COST OF SHARES REDEEMED - SERVICE CLASS ..................................................   (90,480,827,722)  (57,286,269,461)
                                                                                               ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   SERVICE CLASS ............................................................................      (650,051,383)     (352,133,921)
                                                                                               ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS .............     1,535,150,327       733,751,429
                                                                                               ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS .......................................................     1,535,124,843       733,668,016
                                                                                               ----------------  ----------------
ENDING NET ASSETS ...........................................................................  $ 4,087,156,755   $  2,552,031,912
                                                                                               ================  ================
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ....................................................................               N/A               N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A .................................               N/A               N/A
   SHARES REDEEMED - CLASS A ................................................................               N/A               N/A
                                                                                               ----------------  ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A .....................................               N/A               N/A
                                                                                               ----------------  ----------------
   SHARES SOLD - INSTITUTIONAL CLASS ........................................................    14,890,595,321     6,704,829,936
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS .....................         6,205,711           861,282
   SHARES REDEEMED -INSTITUTIONAL CLASS .....................................................   (12,711,599,322)   (5,619,805,959)
                                                                                               ----------------  ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS .........................     2,185,201,710     1,085,885,259
                                                                                               ----------------  ----------------
   SHARES SOLD - SERVICE CLASS ..............................................................    89,829,820,847    56,932,646,122
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS ...........................           955,491         1,489,417
   SHARES REDEEMED - SERVICE CLASS ..........................................................   (90,480,827,722)  (57,286,269,461)
                                                                                               ----------------  ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - SERVICE CLASS ...............................      (650,051,384)     (352,133,922)
                                                                                               ----------------  ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS .....     1,535,150,326       733,751,337
                                                                                               ----------------  ----------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ................................  $              1  $              4
                                                                                               ================  ================

(1) "PROCEEDS FROM SHARES SOLD" AND "SHARES SOLD" INCLUDE AMOUNTS RELATING TO FUND MERGERS. SEE NOTE 1.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                                                                         TREASURY PLUS
                                                                                                       MONEY MARKET FUND
                                                                                               ----------------------------------
                                                                                                        FOR THE           FOR THE
                                                                                                     YEAR ENDED        YEAR ENDED
                                                                                                 MARCH 31, 2005 MARCH 31, 2004(1)
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .....................................................................  $  5,747,241,499  $  2,773,473,140
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .............................................................        55,981,315        30,405,550
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..................................................          (163,649)              696
                                                                                               ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .............................        55,817,666        30,406,246
                                                                                               ----------------  ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:-
   NET INVESTMENT INCOME
     CLASS A ................................................................................       (24,276,293)       (6,292,757)
     INSTITUTIONAL CLASS ....................................................................       (19,346,848)      (16,199,925)
     SERVICE CLASS ..........................................................................       (12,358,177)       (7,912,868)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
     CLASS A ................................................................................            (1,993)                0
     INSTITUTIONAL CLASS ....................................................................            (1,588)                0
     SERVICE CLASS ..........................................................................            (1,015)                0
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ......................................................    10,429,884,979     8,521,232,089
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ..................................................         7,427,144         1,760,169
   COST OF SHARES REDEEMED - CLASS A ........................................................   (10,398,131,297)   (6,065,128,821)
                                                                                               ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A ...        39,180,826     2,457,863,437
                                                                                               ----------------  ----------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ..........................................    30,679,921,452    72,140,884,611
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ......................................         5,919,568         2,467,118
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ............................................   (31,381,603,066)  (71,744,782,379)
                                                                                               ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS ......................................................................      (695,762,046)      398,569,350
                                                                                               ----------------  ----------------
   PROCEEDS FROM SHARES SOLD - SERVICE CLASS ................................................    18,558,403,584    13,125,490,912
   REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS ............................................         1,815,019         1,767,648
   COST OF SHARES REDEEMED - SERVICE CLASS ..................................................   (18,679,325,339)  (13,009,923,684)
                                                                                               ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   SERVICE CLASS ............................................................................      (119,106,736)      117,334,876
                                                                                               ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS .............      (775,687,956)    2,973,767,663
                                                                                               ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS .......................................................      (775,856,204)    2,973,768,359
                                                                                               ----------------  ----------------
ENDING NET ASSETS ...........................................................................  $  4,971,385,295  $  5,747,241,499
                                                                                               ================  ================
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ....................................................................    10,429,884,979     8,521,278,167
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A .................................         7,427,144         1,760,169
   SHARES REDEEMED - CLASS A ................................................................   (10,398,131,297)   (6,065,128,821)
                                                                                               ----------------  ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A .....................................        39,180,826     2,457,909,515
                                                                                               ----------------  ----------------
   SHARES SOLD - INSTITUTIONAL CLASS ........................................................    30,679,921,450    72,140,884,610
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS .....................         5,919,568         2,467,118
   SHARES REDEEMED -INSTITUTIONAL CLASS .....................................................   (31,381,603,066)  (71,744,782,379)
                                                                                               ----------------  ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS .........................      (695,762,048)      398,569,349
                                                                                               ----------------  ----------------
   SHARES SOLD - SERVICE CLASS ..............................................................    18,558,403,584    13,125,490,912
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS ...........................         1,815,019         1,767,648
   SHARES REDEEMED - SERVICE CLASS ..........................................................   (18,679,325,339)  (13,009,923,684)
                                                                                               ----------------  ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - SERVICE CLASS ...............................      (119,106,736)      117,334,876
                                                                                               ----------------  ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS .....      (775,687,958)    2,973,813,740
                                                                                               ----------------  ----------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ................................  $            644  $         (3,441)
                                                                                               ================  ================


                                                                                                         100% TREASURY
                                                                                                       MONEY MARKET FUND
                                                                                               ----------------------------------
                                                                                                        FOR THE           FOR THE
                                                                                                     YEAR ENDED        YEAR ENDED
                                                                                                 MARCH 31, 2005 MARCH 31, 2004(1)
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .....................................................................  $  3,140,902,133  $  2,934,927,382
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .............................................................        34,956,971        15,457,310
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..................................................               999            89,370
                                                                                               ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .............................        34,957,970        15,546,680
                                                                                               ----------------  ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:-
   NET INVESTMENT INCOME
     CLASS A ................................................................................        (1,554,213)         (736,608)
     INSTITUTIONAL CLASS ....................................................................               N/A               N/A
     SERVICE CLASS ..........................................................................       (33,402,758)      (14,720,799)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
     CLASS A ................................................................................            (3,210)                0
     INSTITUTIONAL CLASS ....................................................................               N/A               N/A
     SERVICE CLASS ..........................................................................           (68,994)                0
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ......................................................       319,141,466       449,479,514
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ..................................................         1,544,672           820,154
   COST OF SHARES REDEEMED - CLASS A ........................................................      (323,331,614)     (496,707,697)
                                                                                               ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A ...        (2,645,476)      (46,408,029)
                                                                                               ----------------  ----------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ..........................................               N/A               N/A
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ......................................               N/A               N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ............................................               N/A               N/A
                                                                                               ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS ......................................................................               N/A               N/A
                                                                                               ----------------  ----------------
   PROCEEDS FROM SHARES SOLD - SERVICE CLASS ................................................    17,521,081,934    17,576,961,049
   REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS ............................................         4,347,987         2,820,208
   COST OF SHARES REDEEMED - SERVICE CLASS ..................................................   (17,471,392,939)  (17,327,487,750)
                                                                                               ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   SERVICE CLASS ............................................................................        54,036,982       252,293,507
                                                                                               ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS .............        51,391,506       205,885,478
                                                                                               ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS .......................................................        51,320,301       205,974,751
                                                                                               ----------------  ----------------
ENDING NET ASSETS ...........................................................................  $  3,192,222,434  $  3,140,902,133
                                                                                               ================  ================
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ....................................................................       319,141,466       449,479,514
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A .................................         1,544,672           820,154
   SHARES REDEEMED - CLASS A ................................................................      (323,331,614)     (496,707,697)
                                                                                               ----------------  ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A .....................................        (2,645,476)      (46,408,029)
                                                                                               ----------------  ----------------
   SHARES SOLD - INSTITUTIONAL CLASS ........................................................               N/A               N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS .....................               N/A               N/A
   SHARES REDEEMED -INSTITUTIONAL CLASS .....................................................               N/A               N/A
                                                                                               ----------------  ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS .........................               N/A               N/A
                                                                                               ----------------  ----------------
   SHARES SOLD - SERVICE CLASS ..............................................................    17,521,081,937    17,576,961,049
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS ...........................         4,347,987         2,820,208
   SHARES REDEEMED - SERVICE CLASS ..........................................................   (17,471,392,939)  (17,327,487,745)
                                                                                               ----------------  ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - SERVICE CLASS ...............................        54,036,985       252,293,512
                                                                                               ----------------  ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS .....        51,391,509       205,885,483
                                                                                               ----------------  ----------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ................................  $        172,889  $         64,581
                                                                                               ================  ================

WELLS FARGO MONEY MARKET FUNDS                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                          NET REALIZED
                                             BEGINNING                             AND    DISTRIBUTIONS
                                             NET ASSET           NET        UNREALIZED         FROM NET
                                             VALUE PER    INVESTMENT    GAIN (LOSS) ON       INVESTMENT
                                                 SHARE        INCOME       INVESTMENTS           INCOME
-------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND

SERVICE CLASS
APRIL 1, 2004 TO MARCH 31, 2005 ..........   $    1.00          0.01              0.00            (0.01)
APRIL 1, 2003 TO MARCH 31, 2004 ..........   $    1.00          0.01              0.00            (0.01)
APRIL 1, 2002 TO MARCH 31, 2003 ..........   $    1.00          0.01              0.00            (0.01)
APRIL 1, 2001 TO MARCH 31, 2002 ..........   $    1.00          0.02              0.00            (0.02)
APRIL 1, 2000 TO MARCH 31, 2001 ..........   $    1.00          0.03              0.00            (0.03)

CASH INVESTMENT MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------

ADMINISTRATOR CLASS
APRIL 1, 2004 TO MARCH 31, 2005 ..........   $    1.00          0.01              0.00            (0.01)
JULY 31, 2003(3) TO MARCH 31, 2004 .......   $    1.00          0.01              0.00            (0.01)

INSTITUTIONAL CLASS
APRIL 1, 2004 TO MARCH 31, 2005 ..........   $    1.00          0.02              0.00            (0.02)
APRIL 1, 2003 TO MARCH 31, 2004 ..........   $    1.00          0.01              0.00            (0.01)
APRIL 1, 2002 TO MARCH 31, 2003 ..........   $    1.00          0.02              0.00            (0.02)
APRIL 1, 2001 TO MARCH 31, 2002 ..........   $    1.00          0.03              0.00            (0.03)
APRIL 1, 2000 TO MARCH 31, 2001 ..........   $    1.00          0.06              0.00            (0.06)

SERVICE CLASS
APRIL 1, 2004 TO MARCH 31, 2005 ..........   $    1.00          0.01              0.00            (0.01)
APRIL 1, 2003 TO MARCH 31, 2004 ..........   $    1.00          0.01              0.00            (0.01)
APRIL 1, 2002 TO MARCH 31, 2003 ..........   $    1.00          0.01              0.00            (0.01)
APRIL 1, 2001 TO MARCH 31, 2002 ..........   $    1.00          0.03              0.00            (0.03)
APRIL 1, 2000 TO MARCH 31, 2001 ..........   $    1.00          0.06              0.00            (0.06)

GOVERNMENT MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------

ADMINISTRATOR CLASS
APRIL 1, 2004 TO MARCH 31, 2005 ..........   $    1.00          0.01              0.00            (0.01)
JULY 31, 2003(3) TO MARCH 31, 2004 .......   $    1.00          0.01              0.00            (0.01)

INSTITUTIONAL CLASS
APRIL 1, 2004 TO MARCH 31, 2005 ..........   $    1.00          0.02              0.00            (0.02)
JULY 28, 2003(3) TO MARCH 31, 2004 .......   $    1.00          0.01              0.00            (0.01)

SERVICE CLASS
APRIL 1, 2004 TO MARCH 31, 2005 ..........   $    1.00          0.01              0.00            (0.01)
APRIL 1, 2003 TO MARCH 31, 2004 ..........   $    1.00          0.01              0.00            (0.01)
APRIL 1, 2002 TO MARCH 31, 2003 ..........   $    1.00          0.01              0.00            (0.01)
APRIL 1, 2001 TO MARCH 31, 2002 ..........   $    1.00          0.03              0.00            (0.03)
APRIL 1, 2000 TO MARCH 31, 2001 ..........   $    1.00          0.05              0.00            (0.05)

NATIONAL TAX-FREE MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------

INSTITUTIONAL CLASS
APRIL 1, 2004 TO MARCH 31, 2005 ..........   $    1.00          0.01              0.00            (0.01)
APRIL 1, 2003 TO MARCH 31, 2004 ..........   $    1.00          0.01              0.00            (0.01)
APRIL 1, 2002 TO MARCH 31, 2003 ..........   $    1.00          0.01              0.00            (0.01)
APRIL 1, 2001 TO MARCH 31, 2002 ..........   $    1.00          0.02              0.00            (0.02)
APRIL 1, 2000 TO MARCH 31, 2001 ..........   $    1.00          0.04              0.00            (0.04)

SERVICE CLASS
APRIL 1, 2004 TO MARCH 31, 2005 ..........   $    1.00          0.01              0.00            (0.01)
APRIL 1, 2003 TO MARCH 31, 2004 ..........   $    1.00          0.01              0.00            (0.01)
APRIL 1, 2002 TO MARCH 31, 2003 ..........   $    1.00          0.01              0.00            (0.01)
APRIL 1, 2001 TO MARCH 31, 2002 ..........   $    1.00          0.02              0.00            (0.02)
APRIL 1, 2000 TO MARCH 31, 2001 ..........   $    1.00          0.04              0.00            (0.04)

FINANCIAL HIGHLIGHTS                              WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                             DISTRIBUTIONS       ENDING          RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                  FROM NET    NET ASSET    -------------------------------------------------------
                                                  REALIZED    VALUE PER    NET INVESTMENT       GROSS          EXPENSE         NET
                                                     GAINS        SHARE            INCOME    EXPENSES           WAIVED    EXPENSES
----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND

SERVICE CLASS
APRIL 1, 2004 TO MARCH 31, 2005 ..........            0.00    $    1.00              1.00%       0.66%           (0.21)%      0.45%
APRIL 1, 2003 TO MARCH 31, 2004 ..........            0.00    $    1.00              0.56%       0.50%           (0.05)%      0.45%
APRIL 1, 2002 TO MARCH 31, 2003 ..........            0.00    $    1.00              0.90%       0.50%           (0.05)%      0.45%
APRIL 1, 2001 TO MARCH 31, 2002 ..........            0.00    $    1.00              1.62%       0.49%           (0.04)%      0.45%
APRIL 1, 2000 TO MARCH 31, 2001 ..........            0.00    $    1.00              3.10%       0.57%           (0.12)%      0.45%

CASH INVESTMENT MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------------------------

ADMINISTRATOR CLASS
APRIL 1, 2004 TO MARCH 31, 2005 ..........            0.00    $    1.00              1.57%       0.37%           (0.02)%      0.35%
JULY 31, 2003(3) TO MARCH 31, 2004 .......            0.00    $    1.00              0.79%       0.39%           (0.04)%      0.35%

INSTITUTIONAL CLASS
APRIL 1, 2004 TO MARCH 31, 2005 ..........            0.00    $    1.00              1.61%       0.26%           (0.06)%      0.20%
APRIL 1, 2003 TO MARCH 31, 2004 ..........            0.00    $    1.00              0.97%       0.26%           (0.04)%      0.22%
APRIL 1, 2002 TO MARCH 31, 2003 ..........            0.00    $    1.00              1.52%       0.28%           (0.03)%      0.25%
APRIL 1, 2001 TO MARCH 31, 2002 ..........            0.00    $    1.00              3.14%       0.28%           (0.03)%      0.25%
APRIL 1, 2000 TO MARCH 31, 2001 ..........            0.00    $    1.00              6.16%       0.31%           (0.06)%      0.25%

SERVICE CLASS
APRIL 1, 2004 TO MARCH 31, 2005 ..........            0.00    $    1.00              1.26%       0.55%           (0.05)%      0.50%
APRIL 1, 2003 TO MARCH 31, 2004 ..........            0.00    $    1.00              0.70%       0.55%           (0.06)%      0.49%
APRIL 1, 2002 TO MARCH 31, 2003 ..........            0.00    $    1.00              1.31%       0.54%           (0.06)%      0.48%
APRIL 1, 2001 TO MARCH 31, 2002 ..........            0.00    $    1.00              2.91%       0.54%           (0.06)%      0.48%
APRIL 1, 2000 TO MARCH 31, 2001 ..........            0.00    $    1.00              5.94%       0.54%           (0.06)%      0.48%

GOVERNMENT MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------------------------

ADMINISTRATOR CLASS
APRIL 1, 2004 TO MARCH 31, 2005 ..........            0.00    $    1.00              1.59%       0.38%           (0.03)%      0.35%
JULY 31, 2003(3) TO MARCH 31, 2004 .......            0.00    $    1.00              0.75%       0.37%           (0.02)%      0.35%

INSTITUTIONAL CLASS
APRIL 1, 2004 TO MARCH 31, 2005 ..........            0.00    $    1.00              1.66%       0.26%           (0.06)%      0.20%
JULY 28, 2003(3) TO MARCH 31, 2004 .......            0.00    $    1.00              0.90%       0.25%           (0.05)%      0.20%

SERVICE CLASS
APRIL 1, 2004 TO MARCH 31, 2005 ..........            0.00    $    1.00              1.26%       0.55%           (0.05)%      0.50%
APRIL 1, 2003 TO MARCH 31, 2004 ..........            0.00    $    1.00              0.65%       0.55%           (0.05)%      0.50%
APRIL 1, 2002 TO MARCH 31, 2003 ..........            0.00    $    1.00              1.24%       0.54%           (0.04)%      0.50%
APRIL 1, 2001 TO MARCH 31, 2002 ..........            0.00    $    1.00              2.67%       0.52%           (0.02)%      0.50%
APRIL 1, 2000 TO MARCH 31, 2001 ..........            0.00    $    1.00              5.79%       0.56%           (0.06)%      0.50%

NATIONAL TAX-FREE MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------------------------

INSTITUTIONAL CLASS
APRIL 1, 2004 TO MARCH 31, 2005 ..........            0.00    $    1.00              1.37%       0.26%           (0.06)%      0.20%
APRIL 1, 2003 TO MARCH 31, 2004 ..........            0.00    $    1.00              0.82%       0.26%           (0.04)%      0.22%
APRIL 1, 2002 TO MARCH 31, 2003 ..........            0.00    $    1.00              1.23%       0.29%            0.00%       0.29%
APRIL 1, 2001 TO MARCH 31, 2002 ..........            0.00    $    1.00              2.05%       0.38%           (0.08)%      0.30%
APRIL 1, 2000 TO MARCH 31, 2001 ..........            0.00    $    1.00              3.86%       0.37%           (0.07)%      0.30%

SERVICE CLASS
APRIL 1, 2004 TO MARCH 31, 2005 ..........            0.00    $    1.00              1.01%       0.55%           (0.10)%      0.45%
APRIL 1, 2003 TO MARCH 31, 2004 ..........            0.00    $    1.00              0.62%       0.55%           (0.10)%      0.45%
APRIL 1, 2002 TO MARCH 31, 2003 ..........            0.00    $    1.00              1.06%       0.55%           (0.10)%      0.45%
APRIL 1, 2001 TO MARCH 31, 2002 ..........            0.00    $    1.00              1.96%       0.54%           (0.09)%      0.45%
APRIL 1, 2000 TO MARCH 31, 2001 ..........            0.00    $    1.00              3.68%       0.56%           (0.11)%      0.45%


                                                            NET ASSETS AT
                                                 TOTAL      END OF PERIOD
                                             RETURN(2)    (000'S OMITTED)
-------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND

SERVICE CLASS
APRIL 1, 2004 TO MARCH 31, 2005 ..........        0.99%   $       356,093
APRIL 1, 2003 TO MARCH 31, 2004 ..........        0.56%   $       367,216
APRIL 1, 2002 TO MARCH 31, 2003 ..........        0.93%   $       304,422
APRIL 1, 2001 TO MARCH 31, 2002 ..........        1.75%   $       262,866
APRIL 1, 2000 TO MARCH 31, 2001 ..........        3.20%   $       150,149

CASH INVESTMENT MONEY MARKET FUND
-------------------------------------------------------------------------

ADMINISTRATOR CLASS
APRIL 1, 2004 TO MARCH 31, 2005 ..........        1.45%   $       619,286
JULY 31, 2003(3) TO MARCH 31, 2004 .......        0.53%   $       281,124

INSTITUTIONAL CLASS
APRIL 1, 2004 TO MARCH 31, 2005 ..........        1.60%   $     5,998,383
APRIL 1, 2003 TO MARCH 31, 2004 ..........        0.98%   $     5,839,329
APRIL 1, 2002 TO MARCH 31, 2003 ..........        1.54%   $     5,175,328
APRIL 1, 2001 TO MARCH 31, 2002 ..........        3.28%   $     5,478,005
APRIL 1, 2000 TO MARCH 31, 2001 ..........        6.38%   $     3,332,149

SERVICE CLASS
APRIL 1, 2004 TO MARCH 31, 2005 ..........        1.30%   $     6,879,632
APRIL 1, 2003 TO MARCH 31, 2004 ..........        0.70%   $     8,472,548
APRIL 1, 2002 TO MARCH 31, 2003 ..........        1.31%   $    10,590,565
APRIL 1, 2001 TO MARCH 31, 2002 ..........        3.05%   $    13,345,951
APRIL 1, 2000 TO MARCH 31, 2001 ..........        6.14%   $    12,307,775

GOVERNMENT MONEY MARKET FUND
-------------------------------------------------------------------------

ADMINISTRATOR CLASS
APRIL 1, 2004 TO MARCH 31, 2005 ..........        1.41%   $       596,740
JULY 31, 2003(3) TO MARCH 31, 2004 .......        0.50%   $       160,507
INSTITUTIONAL CLASS
APRIL 1, 2004 TO MARCH 31, 2005 ..........        1.57%   $     3,964,854
JULY 28, 2003(3) TO MARCH 31, 2004 .......        0.61%   $     1,471,711
SERVICE CLASS
APRIL 1, 2004 TO MARCH 31, 2005 ..........        1.26%   $     5,230,613
APRIL 1, 2003 TO MARCH 31, 2004 ..........        0.65%   $     4,767,774
APRIL 1, 2002 TO MARCH 31, 2003 ..........        1.27%   $     4,837,603
APRIL 1, 2001 TO MARCH 31, 2002 ..........        2.86%   $     5,752,411
APRIL 1, 2000 TO MARCH 31, 2001 ..........        5.97%   $     3,181,143

NATIONAL TAX-FREE MONEY MARKET FUND
-------------------------------------------------------------------------

INSTITUTIONAL CLASS
APRIL 1, 2004 TO MARCH 31, 2005 ..........        1.27%   $     1,032,250
APRIL 1, 2003 TO MARCH 31, 2004 ..........        0.85%   $       302,140
APRIL 1, 2002 TO MARCH 31, 2003 ..........        1.23%   $       126,969
APRIL 1, 2001 TO MARCH 31, 2002 ..........        2.20%   $       138,179
APRIL 1, 2000 TO MARCH 31, 2001 ..........        3.93%   $        65,265

SERVICE CLASS
APRIL 1, 2004 TO MARCH 31, 2005 ..........        1.02%   $     1,195,511
APRIL 1, 2003 TO MARCH 31, 2004 ..........        0.62%   $     1,262,512
APRIL 1, 2002 TO MARCH 31, 2003 ..........        1.07%   $     1,401,583
APRIL 1, 2001 TO MARCH 31, 2002 ..........        2.05%   $     1,433,976
APRIL 1, 2000 TO MARCH 31, 2001 ..........        3.78%   $     1,183,279

WELLS FARGO MONEY MARKET FUNDS                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                          NET REALIZED
                                             BEGINNING                             AND    DISTRIBUTIONS
                                             NET ASSET           NET        UNREALIZED         FROM NET
                                             VALUE PER    INVESTMENT    GAIN (LOSS) ON       INVESTMENT
                                                 SHARE        INCOME       INVESTMENTS           INCOME
-------------------------------------------------------------------------------------------------------
PRIME INVESTMENT MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------

INSTITUTIONAL CLASS
APRIL 1, 2004 TO MARCH 31, 2005 ..........   $    1.00          0.02              0.00            (0.02)
JULY 28, 2003(3) TO MARCH 31, 2004 .......   $    1.00          0.01              0.00            (0.01)

SERVICE CLASS
APRIL 1, 2004 TO MARCH 31, 2005 ..........   $    1.00          0.01              0.00            (0.01)
APRIL 1, 2003 TO MARCH 31, 2004 ..........   $    1.00          0.01              0.00            (0.01)
APRIL 1, 2002 TO MARCH 31, 2003 ..........   $    1.00          0.01              0.00            (0.01)
APRIL 1, 2001 TO MARCH 31, 2002 ..........   $    1.00          0.03              0.00            (0.03)
APRIL 1, 2000 TO MARCH 31, 2001 ..........   $    1.00          0.06              0.00            (0.06)

TREASURY PLUS MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------

INSTITUTIONAL CLASS
APRIL 1, 2004 TO MARCH 31, 2005 ..........   $    1.00          0.01              0.00            (0.01)
APRIL 1, 2003 TO MARCH 31, 2004 ..........   $    1.00          0.01              0.00            (0.01)
APRIL 1, 2002 TO MARCH 31, 2003 ..........   $    1.00          0.01              0.00            (0.01)
APRIL 1, 2001 TO MARCH 31, 2002 ..........   $    1.00          0.03              0.00            (0.03)
APRIL 1, 2000 TO MARCH 31, 2001 ..........   $    1.00          0.06              0.00            (0.06)

SERVICE CLASS
APRIL 1, 2004 TO MARCH 31, 2005 ..........   $    1.00          0.01              0.00            (0.01)
APRIL 1, 2003 TO MARCH 31, 2004 ..........   $    1.00          0.01              0.00            (0.01)
APRIL 1, 2002 TO MARCH 31, 2003 ..........   $    1.00          0.01              0.00            (0.01)
APRIL 1, 2001 TO MARCH 31, 2002 ..........   $    1.00          0.03              0.00            (0.03)
APRIL 1, 2000 TO MARCH 31, 2001 ..........   $    1.00          0.06              0.00            (0.06)

100% TREASURY MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------

SERVICE CLASS
APRIL 1, 2004 TO MARCH 31, 2005 ..........   $    1.00          0.01              0.00            (0.01)
APRIL 1, 2003 TO MARCH 31, 2004 ..........   $    1.00          0.01              0.00            (0.01)
APRIL 1, 2002 TO MARCH 31, 2003 ..........   $    1.00          0.01              0.00            (0.01)
APRIL 1, 2001 TO MARCH 31, 2002 ..........   $    1.00          0.03              0.00            (0.03)
APRIL 1, 2000 TO MARCH 31, 2001 ..........   $    1.00          0.05              0.00            (0.05)

FINANCIAL HIGHLIGHTS                              WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                             DISTRIBUTIONS       ENDING          RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                  FROM NET    NET ASSET    -------------------------------------------------------
                                                  REALIZED    VALUE PER    NET INVESTMENT       GROSS          EXPENSE         NET
                                                     GAINS        SHARE            INCOME    EXPENSES           WAIVED    EXPENSES
----------------------------------------------------------------------------------------------------------------------------------
PRIME INVESTMENT MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------------------------

INSTITUTIONAL CLASS
APRIL 1, 2004 TO MARCH 31, 2005 ..........            0.00    $    1.00              1.87%       0.26%           (0.06)%      0.20%
JULY 28, 2003(3) TO MARCH 31, 2004 .......            0.00    $    1.00              0.89%       0.25%           (0.05)%      0.20%

SERVICE CLASS
APRIL 1, 2004 TO MARCH 31, 2005 ..........            0.00    $    1.00              1.20%       0.55%            0.00%       0.55%
APRIL 1, 2003 TO MARCH 31, 2004 ..........            0.00    $    1.00              0.59%       0.55%           (0.01)%      0.54%
APRIL 1, 2002 TO MARCH 31, 2003 ..........            0.00    $    1.00              1.14%       0.55%            0.00%       0.55%
APRIL 1, 2001 TO MARCH 31, 2002 ..........            0.00    $    1.00              2.64%       0.55%            0.00%       0.55%
APRIL 1, 2000 TO MARCH 31, 2001 ..........            0.00    $    1.00              5.72%       0.63%           (0.08)%      0.55%

TREASURY PLUS MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------------------------

INSTITUTIONAL CLASS
APRIL 1, 2004 TO MARCH 31, 2005 ..........            0.00    $    1.00              1.39%       0.27%           (0.07)%      0.20%
APRIL 1, 2003 TO MARCH 31, 2004 ..........            0.00    $    1.00              0.88%       0.26%           (0.06)%      0.20%
APRIL 1, 2002 TO MARCH 31, 2003 ..........            0.00    $    1.00              1.38%       0.29%           (0.08)%      0.21%
APRIL 1, 2001 TO MARCH 31, 2002 ..........            0.00    $    1.00              2.78%       0.29%           (0.08)%      0.21%
APRIL 1, 2000 TO MARCH 31, 2001 ..........            0.00    $    1.00              5.88%       0.30%           (0.05)%      0.25%

SERVICE CLASS
APRIL 1, 2004 TO MARCH 31, 2005 ..........            0.00    $    1.00              1.12%       0.56%           (0.06)%      0.50%
APRIL 1, 2003 TO MARCH 31, 2004 ..........            0.00    $    1.00              0.60%       0.55%           (0.06)%      0.49%
APRIL 1, 2002 TO MARCH 31, 2003 ..........            0.00    $    1.00              1.18%       0.55%           (0.09)%      0.46%
APRIL 1, 2001 TO MARCH 31, 2002 ..........            0.00    $    1.00              2.54%       0.53%           (0.07)%      0.46%
APRIL 1, 2000 TO MARCH 31, 2001 ..........            0.00    $    1.00              5.64%       0.55%           (0.09)%      0.46%

100% TREASURY MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------------------------

SERVICE CLASS
APRIL 1, 2004 TO MARCH 31, 2005 ..........            0.00    $    1.00              1.12%       0.68%           (0.18)%      0.50%
APRIL 1, 2003 TO MARCH 31, 2004 ..........            0.00    $    1.00              0.52%       0.55%           (0.06)%      0.49%
APRIL 1, 2002 TO MARCH 31, 2003 ..........            0.00    $    1.00              1.12%       0.55%           (0.09)%      0.46%
APRIL 1, 2001 TO MARCH 31, 2002 ..........            0.00    $    1.00              2.53%       0.55%           (0.09)%      0.46%
APRIL 1, 2000 TO MARCH 31, 2001 ..........            0.00    $    1.00              5.41%       0.55%           (0.09)%      0.46%


                                                            NET ASSETS AT
                                                 TOTAL      END OF PERIOD
                                             RETURN(2)    (000'S OMITTED)
-------------------------------------------------------------------------
PRIME INVESTMENT MONEY MARKET FUND
-------------------------------------------------------------------------

INSTITUTIONAL CLASS
APRIL 1, 2004 TO MARCH 31, 2005 ..........        1.58%   $     3,271,052
JULY 28, 2003(3) TO MARCH 31, 2004 .......        0.60%   $     1,085,856

SERVICE CLASS
APRIL 1, 2004 TO MARCH 31, 2005 ..........        1.22%   $       816,105
APRIL 1, 2003 TO MARCH 31, 2004 ..........        0.60%   $     1,466,176
APRIL 1, 2002 TO MARCH 31, 2003 ..........        1.14%   $     1,818,364
APRIL 1, 2001 TO MARCH 31, 2002 ..........        2.80%   $     2,006,493
APRIL 1, 2000 TO MARCH 31, 2001 ..........        6.02%   $     1,678,432

TREASURY PLUS MONEY MARKET FUND
-------------------------------------------------------------------------

INSTITUTIONAL CLASS
APRIL 1, 2004 TO MARCH 31, 2005 ..........        1.48%   $     1,268,636
APRIL 1, 2003 TO MARCH 31, 2004 ..........        0.88%   $     1,964,435
APRIL 1, 2002 TO MARCH 31, 2003 ..........        1.45%   $     1,565,864
APRIL 1, 2001 TO MARCH 31, 2002 ..........        2.97%   $       905,766
APRIL 1, 2000 TO MARCH 31, 2001 ..........        6.05%   $       415,965

SERVICE CLASS
APRIL 1, 2004 TO MARCH 31, 2005 ..........        1.17%   $     1,205,795
APRIL 1, 2003 TO MARCH 31, 2004 ..........        0.60%   $     1,324,943
APRIL 1, 2002 TO MARCH 31, 2003 ..........        1.20%   $     1,207,609
APRIL 1, 2001 TO MARCH 31, 2002 ..........        2.73%   $     1,158,202
APRIL 1, 2000 TO MARCH 31, 2001 ..........        5.83%   $     1,050,508

100% TREASURY MONEY MARKET FUND
-------------------------------------------------------------------------

SERVICE CLASS
APRIL 1, 2004 TO MARCH 31, 2005 ..........        1.11%   $     3,031,989
APRIL 1, 2003 TO MARCH 31, 2004 ..........        0.53%   $     2,978,019
APRIL 1, 2002 TO MARCH 31, 2003 ..........        1.15%   $     2,725,643
APRIL 1, 2001 TO MARCH 31, 2002 ..........        2.68%   $     2,501,888
APRIL 1, 2000 TO MARCH 31, 2001 ..........        5.59%   $     2,254,618

WELLS FARGO MONEY MARKET FUNDS                     NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS

(1) During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
      3).

(2) Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

(3)   Commencement of operations.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS                     WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and is currently comprised of 74 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the California Tax-Free Money Market Fund, Cash Investment Money Market Fund, Government Money Market Fund, National Tax-Free Money Market Fund, Prime Investment Money Market Fund, Treasury Plus Money Market Fund, and 100% Treasury Money Market Fund.

      Each Fund, except for the California Tax-Free Money Market Fund, is a diversified series of the Trust. The California Tax-Free Money Market Fund is a non-diversified series of the Trust.

      Effective at the close of business on June 6, 2003, the Wells Fargo Government Money Market Fund acquired all of the net assets of the Montgomery Government Money Market Fund. The Montgomery Government Money Market Fund exchanged its 180,530,053 Class R shares (valued at $180,585,365) for 180,530,053 Service Class shares of the Wells Fargo Government Money Market Fund.

      Effective at the close of business on July 25, 2003, the Government Money Market Fund acquired all of the net assets of the Government Institutional Money Market Fund. The Government Institutional Money Market Fund exchanged its 1,081,553,886 Institutional Class shares (valued at $1,081,553,928) for 1,081,553,886 Institutional Class shares of the Government Money Market Fund.

      Effective at the close of business on July 25, 2003, the National Tax-Free Money Market Fund (formerly named the National Tax-Free Institutional Money Market Fund) (the "Acquiring Fund") acquired all of the net assets of the National Tax-Free Money Market Fund (the "Target Fund"). The Target Fund exchanged its 667,850,273 Class A shares (valued at $667,870,144) for 667,850,273 Class A shares of the Acquiring Fund.

      Effective as of the close of business on July 25, 2003, the Prime Investment Money Market Fund acquired all of the net assets of the Prime Investment Institutional Money Market Fund. The Prime Investment Institutional Money Market Fund exchanged its 455,533,672 Institutional Class shares (valued at $455,533,763) for 455,533,672 Institutional Class shares of the Prime Investment Money Market Fund.

      Effective at the close of business on July 25, 2003, the Treasury Plus Money Market Fund (formerly named the Treasury Plus Institutional Money Market
Fund) (the "Acquiring Fund") acquired all of the net assets of the Treasury Plus Money Market Fund (the "Target Fund"). The Target Fund exchanged its 2,352,982,205 Class A shares (valued at $2,352,936,127) for 2,352,982,205 Class
A shares of the Acquiring Fund.

      The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholding servicing and administration fees.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

      The Fund(s) invests only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

      The amortized cost method is used to value portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Fund(s) seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

      Investments which are not valued using any of the methods discussed above, are valued at their fair value as determined by procedures approved by the Board of Trustees.

WELLS FARGO MONEY MARKET FUNDS                     NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

DISTRIBUTIONS TO SHAREHOLDERS

      Net investment income, if any, is declared daily and distributed to shareholders monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

      For federal income tax purposes, a Fund may designate as capital gains dividends the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

      Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

      At March 31, 2005, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of Assets and
Liabilities:

                                              Undistributed Net   Undistributed Net Realized
            Fund                              Investment Income           Gain/Loss            Paid-in Capital

--------------------------------------------------------------------------------------------------------------
            TREASURY PLUS MONEY MARKET FUND        $ 4,088                $ (4,088)               $   0
--------------------------------------------------------------------------------------------------------------
            100% TREASURY MONEY MARKET FUND        108,308                (108,308)                   0

FEDERAL INCOME TAXES

      Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at March 31, 2005.

      At March 31, 2005, estimated net capital loss carryforwards, which are available to offset future net realized capital gains, were:

                                                               Capital Loss
      Fund                                      Year Expires   Carryforwards
--------------------------------------------------------------------------------
      CASH INVESTMENT MONEY MARKET FUND             2013        $ 442,944
--------------------------------------------------------------------------------
      PRIME INVESTMENT MONEY MARKET FUND            2013           25,981
--------------------------------------------------------------------------------
      TREASURY PLUS MONEY MARKET FUND               2013          140,876
--------------------------------------------------------------------------------
      100% TREASURY MONEY MARKET FUND               2013           37,866

      At March 31, 2005, current year deferred post-October capital losses, which will be treated as realized for tax purposes on the first day of the succeeding year, were:

                                                           Deferred Post-October
      Fund                                                     Capital Loss
--------------------------------------------------------------------------------
      CALIFORNIA TAX-FREE MONEY MARKET FUND                      $ 97,616
--------------------------------------------------------------------------------
      CASH INVESTMENT MONEY MARKET FUND                            13,083
--------------------------------------------------------------------------------
      NATIONAL TAX-FREE MONEY MARKET FUND                          92,303
--------------------------------------------------------------------------------
      PRIME INVESTMENT MONEY MARKET FUND                            3,111
--------------------------------------------------------------------------------
      TREASURY PLUS MONEY MARKET FUND                              31,669
--------------------------------------------------------------------------------
      100% TREASURY MONEY MARKET FUND                              76,364

      REPURCHASE AGREEMENTS

      The Fund(s) may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

NOTES TO FINANCIAL STATEMENTS                     WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

      Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment sub-adviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                                                                                                    Sub-Advisory Fee
                                                                 Advisory Fee*                                       (% of Average
                                        Average Daily            (% of Average                      Average Daily      Daily Net
            Fund                          Net Assets           Daily Net Assets)    Sub-Adviser      Net Assets         Assets)
------------------------------------------------------------------------------------------------------------------------------------
            CALIFORNIA TAX-FREE            $0 - $999 million         0.300         Wells Capital   $0 - $1 billion        0.05
            MONEY MARKET FUND     $1 billion - $4.99 billion         0.275          Management        > $1 billion        0.04
                                             > $4.99 billion         0.250         Incorporated
------------------------------------------------------------------------------------------------------------------------------------

            CASH INVESTMENT                       All Levels          0.10         Wells Capital   $0 - $1 billion        0.05
            MONEY MARKET FUND                                                       Management        > $1 billion        0.04
                                                                                   Incorporated
------------------------------------------------------------------------------------------------------------------------------------

            GOVERNMENT                            All Levels          0.10         Wells Capital   $0 - $1 billion        0.05
            MONEY MARKET FUND                                                       Management        > $1 billion        0.04
                                                                                   Incorporated
------------------------------------------------------------------------------------------------------------------------------------

            NATIONAL TAX-FREE                     All Levels          0.10         Wells Capital   $0 - $1 billion        0.05
            MONEY MARKET FUND                                                       Management        > $1 billion        0.04
                                                                                   Incorporated
------------------------------------------------------------------------------------------------------------------------------------

            PRIME INVESTMENT                      All Levels          0.10         Wells Capital   $0 - $1 billion        0.05
            MONEY MARKET FUND                                                       Management        > $1 billion        0.04
                                                                                   Incorporated
------------------------------------------------------------------------------------------------------------------------------------

            TREASURY PLUS                         All Levels          0.10         Wells Capital   $0 - $1 billion        0.05
            MONEY MARKET FUND                                                       Management        > $1 billion        0.04
                                                                                   Incorporated
------------------------------------------------------------------------------------------------------------------------------------

            100% TREASURY                  $0 - $999 million         0.300         Wells Capital   $0 - $1 billion        0.05
            MONEY MARKET FUND     $1 billion - $4.99 billion         0.275          Management        > $1 billion        0.04
                                             > $4.99 billion         0.250         Incorporated
------------------------------------------------------------------------------------------------------------------------------------

* Effective August 2, 2004. Prior to August 2, 2004, Funds Management was entitled to be paid a monthly advisory fee at the following annual rates:

                                                                 Advisory Fee
                                                                 (% of Average
            Fund                                               Daily Net Assets)
--------------------------------------------------------------------------------
            CALIFORNIA TAX-FREE MONEY MARKET FUND                    0.30
--------------------------------------------------------------------------------
            CASH INVESTMENT MONEY MARKET FUND                        0.10
--------------------------------------------------------------------------------
            GOVERNMENT MONEY MARKET FUND                             0.10
--------------------------------------------------------------------------------
            NATIONAL TAX-FREE MONEY MARKET FUND                      0.10
--------------------------------------------------------------------------------
            PRIME INVESTMENT MONEY MARKET FUND                       0.10
--------------------------------------------------------------------------------
            TREASURY PLUS MONEY MARKET FUND                          0.10
--------------------------------------------------------------------------------
            100% TREASURY MONEY MARKET FUND                          0.35
--------------------------------------------------------------------------------

WELLS FARGO MONEY MARKET FUNDS                     NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

ADMINISTRATION AND TRANSFER AGENT FEES

      The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

                                                                  Admin Fee *
                                        Average Daily            (% of Average
                                          Net Assets           Daily Net Assets)
--------------------------------------------------------------------------------
            FUND LEVEL                    $0 - $4.99 billion         0.05
                                  $5 billion - $9.99 billion         0.04
                                             > $9.99 billion         0.03
--------------------------------------------------------------------------------
            ADMINISTRATOR CLASS                                      0.10
--------------------------------------------------------------------------------
            INSTITUTIONAL CLASS                                      0.08
--------------------------------------------------------------------------------
            SERVICE CLASS                                            0.12

* Effective August 2, 2004. Prior to August 2, 2004, Funds Management was entitled to be paid a fund level administration fee of 0.05% of average daily net assets.

      The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator for its services as transfer agent.

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to certain transaction charges plus a monthly fee for custody services at the following annual rates:

                                                                 % of Average
                                                               Daily Net Assets
--------------------------------------------------------------------------------
            ALL FUNDS                                                0.02
--------------------------------------------------------------------------------

SHAREHOLDER SERVICING FEES

      The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:

                                                              Administrator   Institutional   Service
            Fund                                    Class A       Class           Class        Class
-----------------------------------------------------------------------------------------------------
            CALIFORNIA TAX-FREE MONEY MARKET FUND    0.25%         N/A             N/A        0.25%**
-----------------------------------------------------------------------------------------------------
            CASH INVESTMENT MONEY MARKET FUND         N/A         0.10%           0.00%       0.25%
-----------------------------------------------------------------------------------------------------
            GOVERNMENT MONEY MARKET FUND             0.25%        0.10%           0.00%       0.25%
-----------------------------------------------------------------------------------------------------
            NATIONAL TAX-FREE MONEY MARKET FUND      0.25%         N/A            0.00%       0.25%
-----------------------------------------------------------------------------------------------------
            PRIME INVESTMENT MONEY MARKET FUND        N/A          N/A            0.00%       0.25%
-----------------------------------------------------------------------------------------------------
            TREASURY PLUS MONEY MARKET FUND          0.25%         N/A            0.00%       0.25%
-----------------------------------------------------------------------------------------------------
            100% TREASURY MONEY MARKET FUND          0.25%         N/A             N/A        0.25%**
-----------------------------------------------------------------------------------------------------

** Effective August 2, 2004. Prior to August 2, 2004, these fund classes did not pay a shareholder servicing fee.

NOTES TO FINANCIAL STATEMENTS                     WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

For the year ended March 31, 2005, shareholder servicing fees paid were as follows:

                                                                  Administrator   Institutional    Service
            Fund                                     Class A          Class           Class         Class
-------------------------------------------------------------------------------------------------------------
            CALIFORNIA TAX-FREE MONEY MARKET FUND   $5,575,810          N/A          N/A          $  570,268
-------------------------------------------------------------------------------------------------------------
            CASH INVESTMENT MONEY MARKET FUND              N/A      522,001            0          18,823,957
-------------------------------------------------------------------------------------------------------------
            GOVERNMENT MONEY MARKET FUND             1,137,143      462,484            0          13,456,050
-------------------------------------------------------------------------------------------------------------
            NATIONAL TAX-FREE MONEY MARKET FUND      1,706,136          N/A            0           3,015,785
-------------------------------------------------------------------------------------------------------------
            PRIME INVESTMENT MONEY MARKET FUND             N/A          N/A            0           5,030,797
-------------------------------------------------------------------------------------------------------------
            TREASURY PLUS MONEY MARKET FUND          5,927,092          N/A            0           2,761,244
-------------------------------------------------------------------------------------------------------------
            100% TREASURY MONEY MARKET FUND            411,951          N/A          N/A           4,991,895
-------------------------------------------------------------------------------------------------------------

OTHER FEES

      PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset based fee, and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

WAIVED FEES AND REIMBURSED EXPENSES

      All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the year ended March 31, 2005, were waived by Funds Management proportionately from all classes, first from advisory fees and then from other class specific expenses, if applicable. The Fund's Adviser has committed to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund(s). Net operating expense ratios during the period were as follows:

                                                         NET OPERATING EXPENSE RATIOS
                                                    Administrator   Institutional   Service
            Fund                                        Class           Class        Class
-------------------------------------------------------------------------------------------
            CALIFORNIA TAX-FREE MONEY MARKET FUND        N/A            N/A          0.45%
-------------------------------------------------------------------------------------------
            CASH INVESTMENT MONEY MARKET FUND           0.35%           0.20%        0.50%
-------------------------------------------------------------------------------------------
            GOVERNMENT MONEY MARKET FUND                0.35%           0.20%        0.50%
-------------------------------------------------------------------------------------------
            NATIONAL TAX-FREE MONEY MARKET FUND          N/A            0.20%        0.45%
-------------------------------------------------------------------------------------------
            PRIME INVESTMENT MONEY MARKET FUND           N/A            0.20%        0.55%
-------------------------------------------------------------------------------------------
            TREASURY PLUS MONEY MARKET FUND              N/A            0.20%        0.50%
-------------------------------------------------------------------------------------------
            100% TREASURY MONEY MARKET FUND              N/A             N/A         0.50%
-------------------------------------------------------------------------------------------

4. DISTRIBUTION TO SHAREHOLDERS
--------------------------------------------------------------------------------

      The tax character of distributions paid during the year ended March 31, 2005 was as follows:

                                                    Tax-Exempt     Ordinary      Long-Term     Dividends Paid
Fund                                                  Income        Income      Capital Gain   on Redemptions      Total
-----------------------------------------------------------------------------------------------------------------------------
            CALIFORNIA TAX-FREE MONEY MARKET FUND   $20,703,445   $     5,432     $227,672        $  0          $ 20,936,549
-----------------------------------------------------------------------------------------------------------------------------
            CASH INVESTMENT MONEY MARKET FUND                 0   192,735,922            0           0           192,735,922
-----------------------------------------------------------------------------------------------------------------------------
            GOVERNMENT MONEY MARKET FUND                      0   133,925,765            0           0           133,925,765
-----------------------------------------------------------------------------------------------------------------------------
            NATIONAL TAX-FREE MONEY MARKET FUND      25,810,447       139,049      231,259           0            26,180,755
-----------------------------------------------------------------------------------------------------------------------------
            PRIME INVESTMENT MONEY MARKET FUND                0    46,484,585            0           0            46,484,585
-----------------------------------------------------------------------------------------------------------------------------
            TREASURY PLUS MONEY MARKET FUND                   0    55,985,914            0           0            55,985,914
-----------------------------------------------------------------------------------------------------------------------------
            100% TREASURY MONEY MARKET FUND                   0    35,029,175            0           0            35,029,175
-----------------------------------------------------------------------------------------------------------------------------

WELLS FARGO MONEY MARKET FUNDS                     NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

      The tax character of distributions paid during the year ended March 31, 2004 was as follows:

                                                    Tax-Exempt     Ordinary      Long-Term     Dividends Paid
            Fund                                      Income        Income      Capital Gain   on Redemptions      Total
-----------------------------------------------------------------------------------------------------------------------------
            CALIFORNIA TAX-FREE MONEY MARKET FUND   $10,069,204   $         0     $36,832         $  0          $ 10,106,036
-----------------------------------------------------------------------------------------------------------------------------
            CASH INVESTMENT MONEY MARKET FUND                 0   120,455,611           0            0           120,455,611
-----------------------------------------------------------------------------------------------------------------------------
            GOVERNMENT MONEY MARKET FUND                      0    41,404,914           0            0            41,404,914
-----------------------------------------------------------------------------------------------------------------------------
            NATIONAL TAX-FREE MONEY MARKET FUND      11,088,187         8,122       2,506            0            11,098,815
-----------------------------------------------------------------------------------------------------------------------------
            PRIME INVESTMENT MONEY MARKET FUND                0    15,293,907           0            0            15,293,907
-----------------------------------------------------------------------------------------------------------------------------
            TREASURY PLUS MONEY MARKET FUND                   0    30,405,550           0            0            30,405,550
-----------------------------------------------------------------------------------------------------------------------------
            100% TREASURY MONEY MARKET FUND                   0    15,457,407           0            0            15,457,407
-----------------------------------------------------------------------------------------------------------------------------

      As of March 31, 2005, the components of distributable earnings on a tax basis are shown on the table below.

                                                   Undistributed Undistributed Undistributed   Unrealized
                                                   Tax-Exempt      Ordinary      Long-Term    Appreciation  Capital Loss
            Fund                                     Income         Income         Gain      (Depreciation) Carryforward*   Total
------------------------------------------------------------------------------------------------------------------------------------
            CALIFORNIA TAX-FREE MONEY MARKET FUND   $    503,955  $          0    $  0          $  0          $(97,616)     $406,339
------------------------------------------------------------------------------------------------------------------------------------
            CASH INVESTMENT MONEY MARKET FUND                  0    11,880,949       0             0          (456,027)   11,424,922
------------------------------------------------------------------------------------------------------------------------------------
            GOVERNMENT MONEY MARKET FUND                       0    15,370,336       0             0                 0    15,370,336
------------------------------------------------------------------------------------------------------------------------------------
            NATIONAL TAX-FREE MONEY MARKET FUND        1,394,408             0       0             0           (92,203)    1,302,205
------------------------------------------------------------------------------------------------------------------------------------
            PRIME INVESTMENT MONEY MARKET FUND                 0     7,224,452       0             0           (29,092)    7,195,360
------------------------------------------------------------------------------------------------------------------------------------
            TREASURY PLUS MONEY MARKET FUND                    0     6,076,130       0             0          (172,545)    5,903,585
------------------------------------------------------------------------------------------------------------------------------------
            100% TREASURY MONEY MARKET FUND                    0     4,690,758       0             0          (114,230)    4,576,528
------------------------------------------------------------------------------------------------------------------------------------

* This amount includes any post-October loss, which will reverse on the first day of the following fiscal year.

5. SUBSEQUENT EVENTS
--------------------------------------------------------------------------------

DISTRIBUTOR CHANGE

      The Board of Trustees has approved the replacement of Stephens Inc. as the Fund(s) distributor with Wells Fargo Funds Distributor, LLC, effective April 11, 2005.

REORGANIZATION AND MEETING OF SHAREHOLDERS

      On May 25, 2004, Wells Fargo & Company and Strong Financial Corporation reached an agreement that provided for Wells Fargo to acquire certain assets under management from Strong. Included among those assets under management were the Strong Funds family of mutual funds. This acquisition was consummated on December 31, 2004.

      In September 2004, the Strong Funds' Board of Directors and the WELLS FARGO FUNDS Board of Trustees unanimously approved the reorganization of the Strong Funds into WELLS FARGO FUNDS. In December 2004, the Strong Funds' shareholders approved the reorganization. The reorganization was consummated at the close of business on April 8, 2005.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM                            WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF TRUSTEES AND INSTITUTIONAL, SERVICE, AND ADMINISTRATOR CLASS SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

      We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the California Tax-Free Money Market Fund, Cash Investment Money Market Fund, Government Money Market Fund, National Tax-Free Money Market Fund, Prime Investment Money Market Fund, Treasury Plus Money Market Fund, and 100% Treasury Money Market Fund (the "Funds"), each a series of the Wells Fargo Funds Trust, as of March 31, 2005, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2005, by correspondence with the custodian and brokers. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned Funds of the Wells Fargo Funds Trust as of March 31, 2005, the results of their operations for the year then ended, and the changes in their net assets and their financial highlights for the periods presented, in conformity with U.S. generally accepted accounting principles.

                                                        /s/ KPMG LLP

Philadelphia, Pennsylvania
May 19, 2005

WELLS FARGO MONEY MARKET FUNDS                     OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

      A description of the policies and procedures that the Fund(s) uses to determine how to vote proxies relating to portfolio securities and information regarding the results of such voting during the most recent 12-month period ended June 30, is available without charge, upon request, by calling 1-800-222-8222, visiting our website at WWW.WELLSFARGOFUNDS.COM or visiting the SEC website at WWW.SEC.GOV.

PORTFOLIO HOLDINGS INFORMATION

      The Fund(s) files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at WWW.SEC.GOV. In addition, the Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

TAX INFORMATION

      For federal and California income tax purposes, the following Fund(s) designates a percentage of its distributions paid from net investment income during the year as exempt-interest dividends under Section 852(b)(5) of the Code and under Section 17145 of the California Revenue and Taxation Code:

                                                    % of the distributions paid
            Fund                                    from net investment income
--------------------------------------------------------------------------------
            CALIFORNIA TAX-FREE MONEY MARKET FUND               100
--------------------------------------------------------------------------------

      For federal income tax purposes, the following Fund(s) designates a percentage of its distributions paid from net investment income during the year as exempt-interest dividends under Section 852(b)(5) of the Code:

                                                    % of the distributions paid
            Fund                                    from net investment income
--------------------------------------------------------------------------------
            NATIONAL TAX-FREE MONEY MARKET FUND                 100
--------------------------------------------------------------------------------

      For California income tax purposes, the following Fund(s) designates a percentage of its distributions paid from net investment income during the year as California exempt-interest dividends under Section 17145 of the California Revenue and Taxation Code:

                                                    % of the distributions paid
            Fund                                     from net investment income
--------------------------------------------------------------------------------
            100% TREASURY MONEY MARKET FUND                     100
--------------------------------------------------------------------------------

      Pursuant to Section 852(b)(3) of the Internal Revenue Code, the Fund(s) listed below designates the following amounts as long-term capital gain dividends for the year:

            Fund                                       Long-Term Capital Gain
--------------------------------------------------------------------------------
            CALIFORNIA TAX-FREE MONEY MARKET FUND             $227,672
--------------------------------------------------------------------------------
            NATIONAL TAX-FREE MONEY MARKET FUND                231,259

OTHER INFORMATION (UNAUDITED)                     WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

BOARD OF TRUSTEES

      The following table provides basic information about the Board of Trustees ("Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 101 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Nominating Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INTERESTED TRUSTEES**

      ----------------------------------------------------------------------------------------------------------
                                POSITION HELD AND       PRINCIPAL OCCUPATIONS DURING
      NAME AND AGE              LENGTH OF SERVICE ***   PAST FIVE YEARS                      OTHER DIRECTORSHIPS
      ----------------------------------------------------------------------------------------------------------
      Robert C. Brown****       Trustee since 1992      Retired.                             None
      73
      ----------------------------------------------------------------------------------------------------------
      J. Tucker Morse           Trustee since 1987      Private Investor/Real Estate         None
      60                                                Developer; Chairman of White
                                                        Point Capital, LLC.
      ----------------------------------------------------------------------------------------------------------

      NON-INTERESTED TRUSTEES

      ----------------------------------------------------------------------------------------------------------
                                POSITION HELD AND       PRINCIPAL OCCUPATIONS DURING
      NAME AND AGE              LENGTH OF SERVICE ***   PAST FIVE YEARS                      OTHER DIRECTORSHIPS
      ----------------------------------------------------------------------------------------------------------
      Thomas S. Goho            Trustee since 1987      Associate Professor of Finance,      None
      62                                                Wake Forest University,
                                                        Calloway School of Business
                                                        and Accountancy.
      ----------------------------------------------------------------------------------------------------------
      Peter G. Gordon           Trustee since 1998      Chairman, CEO, and Co-               None
      62                        (Chairman since 2004)   Founder of Crystal Geyser
                                                        Water Company and President
                                                        of Crystal Geyser Roxane Water
                                                        Company.
      ----------------------------------------------------------------------------------------------------------
      Richard M. Leach          Trustee since 1987      Retired. Prior thereto, President    None
      71                                                of Richard M. Leach Associates
                                                        (a financial consulting firm).
      ----------------------------------------------------------------------------------------------------------
      Timothy J. Penny          Trustee since 1996      Senior Counselor to the public       None
      53                                                relations firm of Himle-Horner
                                                        and Senior Fellow at the
                                                        Humphrey Institute,
                                                        Minneapolis, Minnesota (a
                                                        public policy organization).
      ----------------------------------------------------------------------------------------------------------
      Donald C. Willeke         Trustee since 1996      Principal in the law firm of         None
      64                                                Willeke & Daniels.
      ----------------------------------------------------------------------------------------------------------

WELLS FARGO MONEY MARKET FUNDS                     OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

OFFICERS
      ----------------------------------------------------------------------------------------------------------
                                POSITION HELD AND       PRINCIPAL OCCUPATIONS DURING
      NAME AND AGE              LENGTH OF SERVICE       PAST FIVE YEARS                      OTHER DIRECTORSHIPS
      ----------------------------------------------------------------------------------------------------------
      Karla M. Rabusch          President since 2003    Executive Vice President of          None
      45                                                Wells Fargo Bank, N.A.
                                                        President of Wells Fargo Funds
                                                        Management, LLC. Senior Vice
                                                        President and Chief
                                                        Administrative Officer of Wells
                                                        Fargo Funds Management, LLC
                                                        from 2001 to 2003. Vice
                                                        President of Wells Fargo Bank,
                                                        N.A. from 1997 to 2000.
      ----------------------------------------------------------------------------------------------------------
      Stacie D. DeAngelo        Treasurer since 2003    Senior Vice President of Wells       None
      36                                                Fargo Bank, N.A. Senior Vice
                                                        President of Operations for
                                                        Wells Fargo Funds
                                                        Management, LLC. Prior
                                                        thereto, Operations Manager at
                                                        Scudder Weisel Capital, LLC
                                                        (2000 to 2001), Director of
                                                        Shareholder Services at BISYS
                                                        Fund Services (1999 to 2000)
                                                        and Assistant Vice President of
                                                        Operations with Nicholas-
                                                        Applegate Capital Management
                                                        (1993 to 1999).
      ----------------------------------------------------------------------------------------------------------
      C. David Messman          Secretary since 2000    Vice President and Managing          None
      44                                                Senior Counsel of Wells Fargo
                                                        Bank, N.A. Senior Vice
                                                        President and Secretary of Wells
                                                        Fargo Funds Management, LLC.
                                                        Vice President and Senior
                                                        Counsel of Wells Fargo Bank,
                                                        N.A. from 1996. to 2003.
      ----------------------------------------------------------------------------------------------------------

   * The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222.

  ** Currently, two of the seven Trustees are considered "interested persons" of the Trusts as defined in the Investment Company Act of 1940. One of the interested Trustees, Robert C. Brown, owns securities of Wells Fargo & Company, and one of the interested Trustees, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

 *** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

****  Robert C. Brown retired as a Trustee effective April 5, 2005.

LIST OF ABBREVIATIONS                             WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

      The following is a list of common abbreviations for terms and entities which may have appeared in this report.

            ABAG       -- Association of Bay Area Governments
            ADR        -- American Depository Receipt
            AMBAC      -- American Municipal Bond Assurance Corporation
            AMT        -- Alternative Minimum Tax
            ARM        -- Adjustable Rate Mortgages
            BART       -- Bay Area Rapid Transit
            CDA        -- Community Development Authority
            CDSC       -- Contingent Deferred Sales Charge
            CGIC       -- Capital Guaranty Insurance Company
            CGY        -- Capital Guaranty Corporation
            CMT        -- Constant Maturity Treasury
            COFI       -- Cost of Funds Index
            Connie Lee -- Connie Lee Insurance Company
            COP        -- Certificate of Participation
            CP         -- Commercial Paper
            CTF        -- Common Trust Fund
            DW&P       -- Department of Water & Power
            DWR        -- Department of Water Resources
            EDFA       -- Education Finance Authority
            FFCB       -- Federal Farm Credit Bank
            FGIC       -- Financial Guaranty Insurance Corporation
            FHA        -- Federal Housing Authority
            FHLB       -- Federal Home Loan Bank
            FHLMC      -- Federal Home Loan Mortgage Corporation
            FNMA       -- Federal National Mortgage Association
            FRN        -- Floating Rate Notes
            FSA        -- Financial Security Assurance, Inc
            GDR        -- Global Depository Receipt
            GNMA       -- Government National Mortgage Association
            GO         -- General Obligation
            HFA        -- Housing Finance Authority
            HFFA       -- Health Facilities Financing Authority
            IDA        -- Industrial Development Authority
            IDR        -- Industrial Development Revenue
            LIBOR      -- London Interbank Offered Rate
            LLC        -- Limited Liability Corporation
            LOC        -- Letter of Credit
            LP         -- Limited Partnership
            MBIA       -- Municipal Bond Insurance Association
            MFHR       -- Multi-Family Housing Revenue
            MUD        -- Municipal Utility District
            MTN        -- Medium Term Note
            PCFA       -- Pollution Control Finance Authority
            PCR        -- Pollution Control Revenue
            PFA        -- Public Finance Authority
            PLC        -- Private Placement
            PSFG       -- Public School Fund Guaranty
            RAW        -- Revenue Anticipation Warrants
            RDA        -- Redevelopment Authority
            RDFA       -- Redevelopment Finance Authority
            R&D        -- Research & Development
            SFHR       -- Single Family Housing Revenue
            SFMR       -- Single Family Mortgage Revenue
            SLMA       -- Student Loan Marketing Association
            STEERS     -- Structured Enhanced Return Trust
            TBA        -- To Be Announced
            TRAN       -- Tax Revenue Anticipation Notes
            USD        -- Unified School District
            V/R        -- Variable Rate
            WEBS       -- World Equity Benchmark Shares
            XLCA       -- XL Capital Assurance

THIS PAGE IS INTENTIONALLY LEFT BLANK --

MORE INFORMATION ABOUT WELLS FARGO FUNDS(R)IS AVAILABLE FREE UPON REQUEST. TO OBTAIN LITERATURE, PLEASE WRITE OR CALL:

WELLS FARGO FUNDS
PO BOX 8266
BOSTON, MA 02266-8266

WELLS FARGO FUNDS INVESTOR SERVICES: 1-800-222-8222 OR VISIT OUR WEB SITE AT WWW.WELLSFARGOFUNDS.COM.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE WELLS FARGO FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

WELLS FARGO FUNDS MANAGEMENT, LLC, A WHOLLY-OWNED SUBSIDIARY OF WELLS FARGO & COMPANY, PROVIDES INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES FOR THE WELLS FARGO FUNDS. OTHER AFFILIATES OF WELLS FARGO & COMPANY PROVIDE SUB-ADVISORY AND OTHER SERVICES FOR THE FUNDS. THE FUNDS ARE DISTRIBUTED BY STEPHENS INC., MEMBER NYSE/SIPC. WELLS FARGO & COMPANY AND ITS AFFILIATES ARE NOT AFFILIATED WITH STEPHENS INC.

--------------------------------------------------------------------------------
              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
--------------------------------------------------------------------------------

(C)2005 Wells Fargo Funds Management, LLC. All rights reserved.   AR 006 (05/04)

                               [GRAPHIC OMITTED]

                                                                          [LOGO]
                                                                           WELLS
                                                                           FARGO

                                                                           FUNDS

Wells Fargo Money Market Funds

              Annual Report

                        WELLS FARGO CALIFORNIA TAX-FREE MONEY MARKET TRUST

                        WELLS FARGO MONEY MARKET TRUST

                        WELLS FARGO NATIONAL TAX-FREE MONEY MARKET TRUST

                                                            MARCH 31, 2005

                                                 WELLS FARGO MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

TABLE OF CONTENTS

Letter to Shareholders...................................................      1
--------------------------------------------------------------------------------
Money Market Overview....................................................      2
--------------------------------------------------------------------------------
Primary Investments......................................................      3
--------------------------------------------------------------------------------
Performance Highlights
--------------------------------------------------------------------------------
    California Tax-Free Money Market Trust...............................      4
    Money Market Trust...................................................      5
    National Tax-Free Money Market Trust.................................      6

Fund Expenses............................................................      7
--------------------------------------------------------------------------------
Portfolio of Investments
--------------------------------------------------------------------------------
    California Tax-Free Money Market Trust...............................      8
    Money Market Trust...................................................     13
    National Tax-Free Money Market Trust.................................     16

Financial Statements
--------------------------------------------------------------------------------
    Statement of Assets and Liabilities..................................     22
    Statement of Operations..............................................     23
    Statements of Changes in Net Assets..................................     24
    Financial Highlights.................................................     26

Notes to Financial Statements............................................     28
--------------------------------------------------------------------------------
Report of Independent Registered Public Accounting Firm..................     31
--------------------------------------------------------------------------------
Other Information (Unaudited) ...........................................     32
--------------------------------------------------------------------------------
List of Abbreviations....................................................     34
--------------------------------------------------------------------------------

             -------------------------------------------------------
               NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE
             -------------------------------------------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

LETTER TO SHAREHOLDERS                           WELLS FARGO MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

      We are pleased to provide you with this Wells Fargo Money Market Funds (the Funds) annual report for the 12-month period ended March 31, 2005. On the following pages, you will find the money market overview and information about each Fund's investment portfolio.

HIGHER RATES, HIGHER YIELDS
--------------------------------------------------------------------------------

      After remaining flat during the prior year, money market rates have risen steadily throughout the fiscal year ending March 31, 2005. A surprisingly strong payroll report in April 2004 stirred the markets into believing that the Federal Reserve Board (the Fed) would begin raising short-term interest rates. As expectations for action by the Fed increased, yields on money market funds began to rise, particularly on securities at the longer end of the maturity spectrum. However, the yields on these longer-term securities did not accurately reflect the eventual actions of the Fed, which raised short-term interest rates a total of seven times, from 1% to 2.75%, beginning in June 2004.

      The moves were highly anticipated as the Fed prepared investors with its commentary, therefore causing little market disruption. Common themes in the Fed's statements were that monetary policy was too accommodative and that tightening would take place by raising interest rates at a measured pace.

LOOKING AHEAD
--------------------------------------------------------------------------------

      As the economy continues to improve, increased inflationary pressures could lead to higher interest rates. This, in turn, could potentially lead to higher yields for investors in money market funds. The Fund managers will continue to manage the Funds in a manner that will seek to provide for a stable net asset value. Regardless of what lies ahead, investors should continue to follow the fundamentals of investing - asset allocation and diversification - in an effort to achieve their long-term financial goals.

      Thank you for your investment in WELLS FARGO FUNDS(R). We appreciate the confidence that you have placed in us. If you have any questions or need further information, please contact your investment professional, or call us at 1-800-222-8222. You may also visit our Web site at WWW.WELLSFARGOFUNDS.COM.

Sincerely,

/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO FUNDS

WELLS FARGO MONEY MARKET TRUSTS                            MONEY MARKET OVERVIEW
--------------------------------------------------------------------------------

MONEY MARKET OVERVIEW

      This report covers the 12-month period ended March 31, 2005.

PRIME MONEY MARKET SECURITIES
--------------------------------------------------------------------------------

      The money market yield curve steepened dramatically over the 12-month reporting period. At the end of March 31, 2004, yields on one-year LIBOR (London Inter-Bank Offered Rate) securities were 0.35% higher than overnight rates. On March 31, 2005, they were 1.15% higher. Although interest rates generally rose, borrowers apparently still believed that the higher cost was justified in comparison to their potential economic returns. Indeed, after several years of decline, top-rated commercial paper outstanding increased 9.3% since September 2004 to $1.29 trillion, a level not seen since 2001.

      The credit picture looked brighter during the first six months of the period, but grew murky again in the later half as merger and acquisition activity increased and headlines about companies issuing profit warnings began to emerge. Still, the yield advantage on commercial paper and other corporate credit versus U.S. Treasury securities remained small, encouraging investors to either look for longer maturities or dip down in credit quality to potentially pick up yield. In this environment, we remained cautious in our credit process.

U.S. GOVERNMENT AGENCY SECURITIES
--------------------------------------------------------------------------------

      A similar situation took place with U.S. government agency securities, despite credit quality concerns at the agencies. This was largely due to reduced supply as rising interest rates slowed mortgage refinancing activity. The impact of improper accounting by the Federal National Mortgage Association (FNMA) forced the mortgage giant to reduce the size of its mortgage portfolio, thus reducing the agency's need for financing. Prospects for legislation creating a stronger regulator for the FNMA, the Federal Home Loan Mortgage Corporation (FHLMC), and the Federal Home Loan Bank (FHLB) have improved dramatically, and now appear certain.

U.S. TREASURY SECURITIES
--------------------------------------------------------------------------------

      Cash flows into U.S. Treasury bills increased as the upcoming election and terrorism fears caused investors to be more conservative. For example, as fears of election-related terrorism peaked in early October 2004, the yield spread between three-month U.S. Treasury bills and three-month LIBOR rates widened significantly. For the year, the average differential between LIBOR rates and U.S. Treasury bills at the one-month, three-month, and six-month maturities all widened, suggesting a flight to quality.

TAX-FREE SECURITIES
--------------------------------------------------------------------------------

      Yields on tax-exempt securities increased, but not as much as taxable securities. The yield on one-week securities rose from 0.99% to 2.28% during the fiscal year ended March 31, 2005, while the yield on one-year tax-exempt securities rose from 1.02% to 2.59%. Because the rates increased frequently, the best performing securities were variable-rate demand notes.

      With interest rates still near historic lows, municipal issuers continue to tap the markets in order to refinance older issues. While some municipalities are seeing increases in their credit ratings, the tax-exempt market continues to face challenges in many localities. California's ratings were raised from triple-B to single-A. Nevertheless, the state is still in a difficult financial position. Despite the $700 million surplus over year-to-date revenue projections, California is still facing a billion dollar structural deficit. New York Transitional Finance Authority was raised to AAA/Aa1 from AA+/Aa2, by both S&P and Moody's. In spite of these upbeat notes, other issuers, such as the State of Illinois and the City of San Diego, continue to face financial challenges because of under-funded pension plans and diminished reserves. We continue to be vigilant on these issues.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------

      As the Federal Reserve Board continues to increase short-term interest rates, we will seek to capture these increases in the yields of money market instruments. We intend to continue to emphasize floating rate and variable rate securities, as long as we believe that rates are steady or rising.

      AN INVESTMENT IN THE WELLS FARGO MONEY MARKET FUNDS IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

      THE VIEWS EXPRESSED ARE AS OF MARCH 31, 2005, AND ARE THOSE OF THE FUNDS' MANAGERS. THE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME IN RESPONSE TO CHANGING CIRCUMSTANCES IN THE MARKET AND ARE NOT INTENDED TO PREDICT OR GUARANTEE THE FUTURE PERFORMANCE OF ANY INDIVIDUAL SECURITY, MARKET SECTOR OR THE MARKETS GENERALLY, OR THE WELLS FARGO MONEY MARKET FUNDS.

MONEY MARKET OVERVIEW                            WELLS FARGO MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

PRIMARY INVESTMENTS*
--------------------------------------------------------------------------------

                                                                             Certificates
                          U.S.                       U.S.                    of Deposit/                  Floating/
                        Treasury    Repurchase    Government    Commercial     Bankers        Time      Variable Rate
                       Securities   Agreements   Obligations      Paper      Acceptances    Deposits     Notes/Bonds
---------------------------------------------------------------------------------------------------------------------
California Tax-Free       X
---------------------------------------------------------------------------------------------------------------------
Money Market              X             X            X             X            X             X            X
---------------------------------------------------------------------------------------------------------------------
National Tax-Free         X
---------------------------------------------------------------------------------------------------------------------
                         Mortgage
                        and Other
                          Asset-
                          Backed       Corporate      Municipal
                        Securities    Notes/Bonds    Obligations
---------------------------------------------------------------------------------------------------------------------
California Tax-Free                                  X
---------------------------------------------------------------------------------------------------------------------
Money Market              X             X
---------------------------------------------------------------------------------------------------------------------
National Tax-Free                                    X
---------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
* THE CHART HIGHLIGHTS SOME OF THE PRIMARY INVESTMENTS THAT THE TRUSTS MAY MAKE AS PART OF THEIR INVESTMENT STRATEGIES. THE CHART DOES NOT IDENTIFY ALL OF THE PERMITTED INVESTMENTS FOR EACH TRUST.

WELLS FARGO MONEY MARKET TRUSTS                           PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO CALIFORNIA TAX-FREE MONEY MARKET TRUST

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo California Tax-Free Money Market Trust (the Fund) seeks current income exempt from federal income tax and California individual income tax, while preserving capital and liquidity.

TRUST MANAGER                           INCEPTION DATE
   Dave Sylvester                          05/05/97

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

                                                     6-Month*  1-Year     5-Year      Life of Fund
--------------------------------------------------------------------------------------------------
Wells Fargo California Tax-Free Money Market Trust    0.77      1.24       1.73           2.21
--------------------------------------------------------------------------------------------------
Benchmark
--------------------------------------------------------------------------------------------------
iMoneyNet California State Specific Institutional
   Money Fund Average(2)                              0.64      0.97       1.57           2.05
--------------------------------------------------------------------------------------------------

*RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. YIELDS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT WWW.WELLSFARGOFUNDS.COM.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO A CONTINUED INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

FUND YIELD SUMMARY(1) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------
7-Day Current Yield                     1.90%
--------------------------------------------------------------------------------
7-Day Compound Yield                    1.91%
--------------------------------------------------------------------------------
30-Day Simple Yield                     1.70%
--------------------------------------------------------------------------------
30-Day Compound Yield                   1.71%

FUND CHARACTERISTICS(3) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------
Weighted Average Maturity               21 days
--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION(3) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Municipal Bonds                         (10%)
Municipal Commercial Paper               (6%)
Municipal Demand Notes                  (84%)

MATURITY DISTRIBUTION(3) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Overnight                                (8%)
2-14 Days                               (76%)
30-59 Days                               (4%)
60-89 Days                               (1%)
90-179 Days                              (9%)
180+ Days                                (2%)
--------------------------------------------------------------------------------

(1) The Fund's Adviser has committed through June 30, 2006, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's 7-day current yield would have been 1.89%.

      Performance shown for the Wells Fargo California Tax-Free Money Market Trust for periods prior to November 8, 1999, reflects performance of the Stagecoach California Tax-Free Money Market Trust, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach Funds were reorganized into the WELLS FARGO FUNDS(R).

(2) The iMoneyNet California State Specific Institutional Money Fund Average is an average of California institutional state tax-free and municipal money funds.

(3)   Portfolio holdings and characteristics are subject to change.

PERFORMANCE HIGHLIGHTS                           WELLS FARGO MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

WELLS FARGO MONEY MARKET TRUST

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo Money Market Trust (the Fund) seeks current income, while preserving capital and liquidity.

TRUST MANAGER                         INCEPTION DATE
  Dave Sylvester                        9/17/90

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

                                                           6-Month*  1-Year   5-Year    10-Year
-----------------------------------------------------------------------------------------------
Wells Fargo Money Market Trust                              1.05      1.61     2.76      4.13
-----------------------------------------------------------------------------------------------
Benchmark
-----------------------------------------------------------------------------------------------
 iMoneyNet First Tier Institutional Money Fund Average(2)   0.91      1.36     2.51      3.91
-----------------------------------------------------------------------------------------------

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. YIELDS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT WWW.WELLSFARGOFUNDS.COM.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO A CONTINUED INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

FUND YIELD SUMMARY(1) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------
7-Day Current Yield                    2.64%
--------------------------------------------------------------------------------
7-Day Compound Yield                   2.68%
--------------------------------------------------------------------------------
30-Day Simple Yield                    2.54%
--------------------------------------------------------------------------------
30-Day Compound Yield                  2.57%
--------------------------------------------------------------------------------
FUND CHARACTERISTICS(3) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------
Weighted Average Maturity               49 days
--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION(3) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Certificates of Deposit                 (7%)
Commercial Paper                       (34%)
Short-Term Corporate Bonds              (5%)
FHLMC                                   (1%)
Floating & Variable Rate Bonds/Notes   (12%)
Repurchase Agreements                  (32%)
Time Deposits                           (9%)

MATURITY DISTRIBUTION(3) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Overnight                              (34%)
2-14 Days                              (20%)
15-29 Days                              (8%)
30-59 Days                              (9%)
60-89 Days                             (12%)
90-179 Days                            (10%)
180-269 Days                            (5%)
270+ Days                               (2%)

--------------------------------------------------------------------------------

(1) The Fund's Adviser has committed through June 30, 2006, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's 7-day current yield would have been 2.64%.

      Performance shown for the Wells Fargo Money Market Trust for periods prior to November 8, 1999, reflects performance of the Stagecoach Money Market Trust, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach Funds and the Norwest Advantage Funds were reorganized into the WELLS FARGO FUNDS(R).

(2) The iMoneyNet First Tier Institutional Money Fund Average is an average of non-governmental institutional funds that do not hold any second tier securities. Portfolio holdings of first tier funds include U.S. Treasury securities, U.S. other securities, repos, time deposits, domestic bank obligations, foreign bank obligations, first tier commercial paper, floating rate notes and asset-backed commercial paper.

(3)   Portfolio holdings and characteristics are subject to change.

WELLS FARGO MONEY MARKET TRUSTS                           PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO NATIONAL TAX-FREE MONEY MARKET TRUST

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo National Tax-Free Money Market Trust (the Fund) seeks current income exempt from federal income tax, while preserving capital and liquidity.

TRUST MANAGER                           INCEPTION DATE
   Dave Sylvester                         11/10/97

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

                                                           6-Month*  1-Year   5-Year    Life of Fund
----------------------------------------------------------------------------------------------------
Wells Fargo National Tax-Free Money Market Trust            0.78      1.25     1.93        2.36
----------------------------------------------------------------------------------------------------
Benchmark
----------------------------------------------------------------------------------------------------
  iMoneyNet Tax-Free Institutional Money Fund Average(2)    0.66      1.02     1.68        2.13
----------------------------------------------------------------------------------------------------

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. YIELDS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT WWW.WELLSFARGOFUNDS.COM.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO A CONTINUED INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

FUND YIELD SUMMARY(1) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------
7-Day Current Yield                    1.94%
--------------------------------------------------------------------------------
7-Day Compound Yield                   1.95%
--------------------------------------------------------------------------------
30-Day Simple Yield                    1.73%
--------------------------------------------------------------------------------
30-Day Compound Yield                  1.75%


FUND CHARACTERISTICS(3) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------
Weighted Average Maturity              36 days
--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION(3) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Municipal Demand Notes                 (76%)
Municipal Put Bonds                     (1%)
Municipal Bonds                        (15%)
Municipal Commercial Paper              (8%)

MATURITY DISTRIBUTION(3) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Overnight                              (19%)
2-14 Days                              (56%)
15-29 Days                              (1%)
30-59 Days                              (7%)
60-89 Days                              (3%)
90-179 Days                             (7%)
180-269 Days                            (3%)
270+ Days                               (4%)

(1) The Fund's Adviser has committed through June 30, 2006, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's 7-day current yield would have been 1.93%.

      Performance shown for the Wells Fargo National Tax-Free Money Market Trust for the periods prior to November 8, 1999, reflects performance of the Stagecoach National Tax-Free Money Market Trust, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach Funds were reorganized into the WELLS FARGO FUNDS(R).

(2) The iMoneyNet Tax-Free Institutional Money Fund Average is an average of all national and state tax-free and institutional municipal money funds. Portfolio holdings of tax-free funds include rated and unrated demand notes, rated and unrated general market notes, commercial paper, put bonds under six months, put bonds over six months, AMT paper and other tax-free holdings. It is made up of funds in the national tax-free institutional and state specific institutional categories.

(3)   Portfolio holdings and characteristics are subject to change.

FUND EXPENSES                                    WELLS FARGO MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

      As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2004 to March 31, 2005).

ACTUAL EXPENSES

      The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                 Beginning          Ending
                                                  Account           Account            Expenses           Net Annual
                                                   Value             Value            Paid During           Expense
                                                 10/01/2004        3/31/2005          the Period*            Ratio
California Tax-Free Money Market Trust
--------------------------------------------------------------------------------------------------------------------
Actual                                           $ 1,000.00         $ 1,007.70           $ 1.00              0.20%
--------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $ 1,000.00         $ 1,023.93           $ 1.01              0.20%

Money Market Trust
--------------------------------------------------------------------------------------------------------------------
Actual                                           $ 1,000.00         $ 1,010.50           $ 1.00              0.20%
--------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $ 1,000.00         $ 1,023.93           $ 1.01              0.20%

National Tax-Free Money Market Trust
--------------------------------------------------------------------------------------------------------------------
Actual                                           $ 1,000.00         $ 1,007.80           $ 1.00              0.20%
--------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $ 1,000.00         $ 1,023.93           $ 1.01              0.20%

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR DIVIDED BY THE NUMBER OF DAYS IN THE FISCAL YEAR (TO REFLECT THE ONE-HALF YEAR PERIOD).

WELLS FARGO MONEY MARKET TRUSTS       PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

                                                                                          INTEREST     MATURITY
PRINCIPAL      SECURITY NAME                                                                RATE         DATE            VALUE
MUNICIPAL BONDS & NOTES - 93.68%

CALIFORNIA - 91.03%
$  2,000,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA HOUSING
               REVENUE SERIES A SOCIETE GENERALE LOC (HOUSING REVENUE LOC)+/-ss.          2.34%       07/01/2008    $     2,000,000
   5,400,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA MFHR GENEVA
               POINTE APARTMENTS A (HOUSING REVENUE LOC)+/-ss.                            2.34        03/15/2037          5,400,000
   1,525,000   ALAMEDA-CONTRA COSTA CA SCHOOLS FINANCING AUTHORITY CTFS PARTICIPATION
               CAPITAL IMPROVEMENTS FINANCING PROJECTS LEASE REVENUE SERIES G AMBAC
               INSURED (LEASE REVENUE LOC)+/-ss.                                          2.37        08/01/2024          1,525,000
   2,200,000   ALVORD CA UNIVERSITY SCHOOL DISTRICT FINANCING CORPORATION CTFS
               PARTICIPATION REFINANCING PROJECT LEASE REVENUE KBC BANK NV LOC
               (LEASE REVENUE LOC)+/-ss.                                                  2.33        09/01/2019          2,200,000
   3,790,000   APPLE VALLEY CA UNIVERSITY SCHOOL DISTRICT SERIES 524 (PROPERTY TAX
               REVENUE LOC)+/-ss.                                                         2.31        08/01/2012          3,790,000
   3,300,000   CALIFORNIA CITIES HOME OWNERSHIP AUTHORITY HOUSING REVENUE LEASE
               PURCHASE PROGRAM PROJECT SERIES A COLLATERALIZED BY FHLMC (HOUSING
               REVENUE LOC)+/-ss.                                                         2.34        09/01/2006          3,300,000
   2,000,000   CALIFORNIA COMMUNITIES HOUSING FINANCE AGENCY LEASE REVENUE SERIES A
               COLLATERALIZED BY FHLMC (HOUSING REVENUE LOC)+/-ss.                        2.34        02/01/2007          2,000,000
  14,500,000   CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY REVENUE STANFORD UNIVERSITY
               SERIES S-4(COLLEGE AND UNIVERSITY REVENUE LOC)+/-ss.                       2.22        11/01/2049         14,500,000
   3,530,000   CALIFORNIA HFA REVENUE (HOUSING REVENUE LOC)+/-ss.                         2.32        02/01/2008          3,530,000
   4,000,000   CALIFORNIA HFA REVENUE (HOUSING REVENUE LOC)+/-ss.                         2.36        02/01/2008          4,000,000
   6,065,000   CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES E-1 (HOUSING REVENUE
               LOC)+/-ss.                                                                 1.65        02/01/2023          6,065,000
   1,500,000   CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES E-2 (HOUSING REVENUE
               LOC)+/-ss.                                                                 1.65        04/01/2005          1,500,000
   3,100,000   CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES M (HOUSING REVENUE
               LOC)+/-ss.                                                                 2.28        02/01/2025          3,100,000
  11,500,000   CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES M (HOUSING REVENUE
               LOC)+/-ss.                                                                 2.27        08/01/2034         11,500,000
     805,000   CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES U (HOUSING REVENUE
               LOC)+/-ss.                                                                 2.30        02/01/2017            805,000
   1,050,000   CALIFORNIA HFFA REVENUE CTFS SERIES 26 FSA INSURED (HEALTH FACILITIES
               FINANCING AUTHORITY REVENUE LOC)+/-ss.                                     2.30        06/01/2022          1,050,000
   3,900,000   CALIFORNIA HFFA REVENUE SCRIPPS HEALTH SERIES A BANK ONE NA LOC
               (HEALTH FACILITIES FINANCING AUTHORITY REVENUE LOC)+/-ss.                  2.28        10/01/2023          3,900,000
   7,950,000   CALIFORNIA HFFA REVENUE SERIES A MBIA INSURED (HEALTH FACILITIES
               FINANCING AUTHORITY REVENUE LOC)+/-ss.                                     2.28        09/01/2028          7,950,000
     750,000   CALIFORNIA HFFA REVENUE SERIES B (HEALTHCARE FACILITIES REVENUE
               LOC)+/-ss.                                                                 2.25        08/01/2021            750,000
   2,450,000   CALIFORNIA HFFA REVENUE SERIES B MBIA INSURED (HEALTH FACILITIES
               FINANCING AUTHORITY REVENUE LOC)+/-ss.                                     2.28        09/01/2028          2,450,000
   2,000,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT REVENUE J PAUL GETTY
               TRUST SERIES A (ECONOMIC DEVELOPMENT REVENUE LOC)+/-ss.                    1.62        10/03/2005          2,000,000
   2,300,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT REVENUE J PAUL GETTY
               TRUST SERIES B (ECONOMIC DEVELOPMENT REVENUE LOC)+/-ss.                    1.62        10/03/2005          2,300,000
   8,900,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT REVENUE SAN FRANCISCO
               BALLETASSOCIATION (ECONOMIC DEVELOPMENT REVENUE LOC)+/-ss.                 2.28        07/01/2032          8,900,000
  11,050,000   CALIFORNIA SCHOOL CASH RESERVE PROJECT AUTHORITY POOL SERIES A
               (EDUCATIONAL FACILITIES REVENUE LOC)                                       3.00        07/06/2005         11,081,995
    500,000    CALIFORNIA STATE DEPARTMENT OF WATER RESERVE & POWER SUPPLY REVENUE
               SERIES C-11 (ELECTRIC REVENUE LOC)+/-ss.                                   2.23        05/01/2022            500,000
    900,000    CALIFORNIA STATE DEPARTMENT OF WATER RESERVE POWER SUPPLY REVENUE
               SERIES C1 (POWER REVENUE LOC)+/-ss.                                        2.28        05/01/2022            900,000
  2,000,000    CALIFORNIA STATE DEPARTMENT WATER RESERVE CENTRAL VALLEY PROJECT
               REVENUE PUTTERS SERIES 127 FGIC INSURED (WATER REVENUE LOC)+/-ss.          2.31        12/01/2028          2,000,000
  1,355,000    CALIFORNIA STATE DEPARTMENT WATER RESERVE CENTRAL VALLEY PROJECT REVENUE
               SERIES R (WATER REVENUE LOC)+/-ss.                                         2.31        12/01/2021          1,355,000

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005       WELLS FARGO MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

                                                                                          INTEREST     MATURITY
PRINCIPAL      SECURITY NAME                                                                RATE         DATE            VALUE
$  1,450,000   CALIFORNIA STATE ECONOMIC DEVELOPMENT FINANCING AUTHORITY INDUSTRIAL
               DEVELOPMENT REVENUE SERRA MICROCHASSIS PROJECT US BANK NA LOC
               (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-ss.                                 2.31%       08/01/2027    $     1,450,000
   2,400,000   CALIFORNIA STATE ECONOMIC RECOVERY (ECONOMIC DEVELOPMENT REVENUE
               LOC)+/-ss.                                                                 2.31        07/01/2005          2,400,000
   2,250,000   CALIFORNIA STATE ECONOMIC RECOVERY (ECONOMIC DEVELOPMENT REVENUE
               LOC)+/-ss.                                                                 2.31        07/01/2005          2,250,000
   6,795,000   CALIFORNIA STATE ECONOMIC RECOVERY (ECONOMIC DEVELOPMENT REVENUE
               LOC)+/-ss.                                                                 2.31        07/01/2008          6,795,000
   1,860,000   CALIFORNIA STATE ECONOMIC RECOVERY (ECONOMIC DEVELOPMENT REVENUE
               LOC)+/-ss.                                                                 2.31        01/01/2012          1,860,000
   7,800,000   CALIFORNIA STATE KINDERGARTEN UNIVERSITY PUBLIC-B-5 (PROPERTY TAX
               REVENUE LOC)+/-ss.                                                         2.28        05/01/2034          7,800,000
   1,400,000   CALIFORNIA STATE PUBLIC WORKS BOARD LEASE REVENUE CTFS SERIES D AMBAC
               INSURED (LEASE REVENUE LOC)+/-ss.                                          2.31        12/01/2019          1,400,000
   4,700,000   CALIFORNIA STATE PUTTERS SERIES 142 FGIC INSURED (GENERAL OBLIGATION
               - STATES, TERRITORIES LOC)+/-ss.                                           2.31        12/01/2029          4,700,000
   4,720,000   CALIFORNIA STATE ROCS RR FGIC INSURED+/-ss.                                2.31        02/01/2020          4,720,000
  27,400,000   CALIFORNIA STATE SERIES B-3 (GENERAL OBLIGATION - STATES, TERRITORIES
               LOC)+/-ss.                                                                 2.27        05/01/2033         27,400,000
   7,300,000   CALIFORNIA STATE WEEKLY KINDERGARTEN UNIVERSITY PUBLIC B-4 (PROPERTY
               TAX REVENUE LOC)+/-ss.                                                     2.21        05/01/2034          7,300,000
   3,200,000   CALIFORNIA STATEWIDE CDA MFHR BYRON PARK PROJECT C+/-ss.                   2.37        01/20/2031          3,200,000
   4,660,000   CALIFORNIA STATEWIDE CDA MFHR GREENBACK MANOR APARTMENTS SERIES A
               COLLATERALIZED BY FHLB (MULTI-FAMILY HOUSING REVENUE LOC)+/-ss.            2.31        02/01/2028          4,660,000
   8,000,000   CALIFORNIA STATEWIDE CDA REVENUE SERIES A-1 (INDUSTRIAL DEVELOPMENT
               REVENUE LOC)                                                               3.00        06/30/2005          8,022,779
   1,300,000   CALIFORNIA STATEWIDE CDA REVENUE SERIES A-2 FRESNO (INDUSTRIAL
               DEVELOPMENT REVENUE LOC)                                                   3.00        06/30/2005          1,304,449
   2,300,000   CALIFORNIA STATEWIDE CDA REVENUE SERIES A-3 SAN BERNARDINO COUNTY
               (INDUSTRIAL DEVELOPMENT REVENUE LOC)                                       3.00        06/30/2005          2,307,871
   2,000,000   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY MFHR SERIES AA
               COLLATERALIZED BY FNMA (HOUSING REVENUE LOC)+/-ss.                         2.34        04/15/2035          2,000,000
   7,500,000   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY REVENUE+/-ss.       2.26        12/01/2034          7,500,000
   6,580,000   CONTRA COSTA COUNTY CA HOME MORTGAGE REVENUE CTFS SERIES A (HOUSING
               REVENUE LOC)+/-ss.                                                         2.36        12/01/2015          6,580,000
     100,000   CONTRA COSTA COUNTY CA MFHR DELTA SQUARE APARTMENTS PROJECT SERIES H
               COLLATERALIZED BY FNMA (MULTI-FAMILY HOUSING REVENUE LOC)+/-ss.            2.30        10/15/2029            100,000
   7,100,000   CONTRA COSTA COUNTY CA MFHR LAFAYETTE TOWN CENTER APARTMENTS SERIES I
               COLLATERALIZED BY FNMA (MULTI-FAMILY HOUSING REVENUE LOC)+/-ss.            2.34        07/15/2032          7,100,000
   1,300,000   CONTRA COSTA COUNTY CA MFHR SERIES B COLLATERALIZED BY FNMA REMARKETED
               09 28 94 (MULTI-FAMILY HOUSING REVENUE LOC)+/-ss.                          2.30        11/15/2022          1,300,000
     675,000   CSUCI CA FINANCING AUTHORITY RENTAL HOUSING CITIBANK INSURED (COLLEGE
               AND UNIVERSITY REVENUE LOC)+/-ss.                                          1.60        08/01/2031            675,000
  23,300,000   FREMONT CA MFHR CREEKSIDE VILLAGE APARTMENTS (HOUSING REVENUE LOC)+/-ss.   2.26        09/01/2007         23,300,000
   1,400,000   HAYWARD CA MFHR TENNYSON GARDENS APARTMENTS PROJECT SERIES A US BANK
               NA LOC (HOUSING REVENUE LOC)+/-ss.                                         2.31        08/01/2032          1,400,000
   1,200,000   IRVINE CA IMPROVEMENT BOND ACT OF 1915 DISTRICT 85-7-I (SPECIAL TAX
               REVENUE LOC)+/-ss.                                                         2.28        09/02/2011          1,200,000
   8,500,000   KERN COUNTY CA TAX ANTICIPATION NOTES (OTHER REVENUE LOC)                  3.00        06/30/2005          8,521,202
   2,000,000   LANCASTER CA REDEVELOPMENT AGENCY MFHR 20TH STREET APARTMENTS PROJECT
               SERIES C COLLATERALIZED BY FNMA (HOUSING REVENUE LOC)+/-ss.                2.30        12/01/2026          2,000,000
   7,490,000   LONG BEACH CA HARBOR REVENUE (OTHER REVENUE LOC)+/-ss.                     2.33        05/15/2020          7,490,000
   1,580,000   LONG BEACH CA HARBOR REVENUE SERIES 418 FGIC INSURED (AIRPORT REVENUE
               LOC)+/-ss.                                                                 2.34        05/15/2020          1,580,000
   2,700,000   LOS ANGELES CA COMMUNITY REDEVELOPMENT AGENCY MFHR (HOUSING REVENUE
               LOC)+/-ss.                                                                 2.29        04/01/2030          2,700,000
   2,100,000   LOS ANGELES CA COMMUNITY REDEVELOPMENT AGENCY MFHR (HOUSING REVENUE
               LOC)+/-ss.                                                                 2.33        10/15/2038          2,100,000
   3,630,000   LOS ANGELES CA CONVENTION & EXHIBITION CENTER AUTHORITY LEASE REVENUE
               SUB SERIES C-2 (LEASE REVENUE LOC)+/-ss.                                   2.23        08/15/2021          3,630,000

WELLS FARGO MONEY MARKET TRUSTS       PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

                                                                                          INTEREST     MATURITY
PRINCIPAL      SECURITY NAME                                                                RATE         DATE            VALUE
$  5,500,000   LOS ANGELES CA GO SERIES 1999A MERRILL LYNCH CAPITAL SERVICES LOC
               (GENERAL OBLIGATION - STATES, TERRITORIES LOC)+/-ss.                       2.30%       03/01/2012    $     5,500,000
     700,000   LOS ANGELES CA HARBOR DEPARTMENT REVENUE SERIES A (AIRPORT REVENUE
               LOC)                                                                       5.50        08/01/2005            708,874
   7,000,000   LOS ANGELES CA TRAN (TAX REVENUE LOC)                                      3.50        06/30/2005          7,034,433
   4,400,000   LOS ANGELES CA WATER & POWER REVENUE SERIES 184 FSA INSURED (WATER
               REVENUE LOC)+/-ss.                                                         2.31        01/01/2009          4,400,000
   5,826,000   LOS ANGELES CA WATER & POWER REVENUE SERIES 873 (ELECTRIC REVENUE
               LOC)+/-ss.                                                                 2.30        07/01/2011          5,826,000
   1,200,000   LOS ANGELES CA WATER & POWER REVENUE SUBSERIES B-1 DEXIA INSURED
               (WATER REVENUE LOC)+/-ss.                                                  2.28        07/01/2035          1,200,000
   3,000,000   LOS ANGELES COUNTY CA METROPOLITAN TRANSPORTATION AUTHORITY REVENUE
               FSA INSURED (TRANSPORTATION REVENUE LOC)+/-ss.                             2.31        07/01/2016          3,000,000
   2,000,000   LOS ANGELES COUNTY CA MFHR AUTHORITY REVENUE P FLOAT PT 639
               (HOUSING REVENUE LOC)+/-ss.                                                2.36        08/25/2005          2,000,000
     600,000   LOS ANGELES COUNTY CA SCHOOLS POOLED FINANCING PROGRAM SERIES A
               (EDUCATIONAL FACILITIES REVENUE LOC)                                       3.50        06/30/2005            602,750
   7,500,000   LOS ANGELES COUNTY HOUSING AUTHORITY MULTI-FAMILY REVENUE BONDS
               (HOUSING REVENUE LOC)+/-ss.                                                2.28        09/01/2030          7,500,000
  11,600,000   METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS REVENUE
               SERIES A2 JP MORGAN CHASE BANK INSURED (WATER REVENUE LOC)+/-ss.           2.28        07/01/2023         11,600,000
     810,000   METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS REVENUE
               SERIES C1 DEXIA LOC (WATER REVENUE LOC)+/-ss.                              2.20        07/01/2030            810,000
   6,710,000   METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS REVENUE
               SERIES C3 (WATER REVENUE LOC)+/-ss.                                        2.26        07/01/2030          6,710,000
   4,400,000   MODESTO CA IRRIGATION DISTRICT FINANCING AUTHORITY REVENUE SERIES
               SG 66 MBIA INSURED (ELECTRIC REVENUE LOC)+/-ss.                            2.30        10/01/2015          4,400,000
   2,300,000   MOUNT DIABLO CA UNIVERSITY SCHOOL DISTRICT TRAN (PROPERTY TAX REVENUE
               LOC)                                                                       3.00        11/09/2005          2,315,865
   5,200,000   NEWPORT BEACH CA REVENUE HOAG MEMORIAL HOSPITAL SERIES B
               (HEALTHCARE FACILITIES REVENUE LOC)+/-ss.                                  2.26        10/01/2026          5,200,000
   3,400,000   OAKLAND CA JT POWERS FINANCING AUTHORITY FRUITVALE TRANSIT SERIES B
               (POWER REVENUE LOC)+/-ss.                                                  2.28        07/01/2033          3,400,000
   2,570,000   OAKLAND CA SEWER REVENUE SERIES 631 (SEWER REVENUE LOC)+/-ss.              2.31        06/15/2022          2,570,000
   4,500,000   OAKLAND-ALAMEDA COUNTY CA COLISEUM AUTHORITY LEASE REVENUE
               SERIES C-1 (LEASE REVENUE LOC)+/-ss.                                       2.27        02/01/2025          4,500,000
   4,700,000   ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE BLUFFS APARTMENT
               PROJECT SERIES C FHLMC LOC (HOUSING REVENUE LOC)+/-ss.                     2.30        12/01/2029          4,700,000
   4,100,000   ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE POINTE NIGUEL PROJECT
               SERIES C (HOUSING REVENUE LOC)+/-ss.                                       2.23        11/01/2022          4,100,000
   4,215,000   ORANGE COUNTY CA SANITATION DISTRICTS COP AMBAC INSURED
               (LEASE REVENUE LOC)+/-ss.                                                  2.23        08/01/2013          4,215,000
   1,550,000   ORANGE COUNTY CA SPECIAL FINANCING AUTHORITY TEETER PLAN REVENUE
               SERIES 1995D AMBAC INSURED (PROPERTY TAX REVENUE LOC)+/-ss.                2.29        11/01/2014          1,550,000
  11,050,000   ORANGE COUNTY CA SPECIAL FINANCING AUTHORITY TEETER PLAN REVENUE
               SERIES E AMBAC INSURED (PROPERTY TAX REVENUE LOC)+/-ss.                    2.29        11/01/2014         11,050,000
     200,000   ORANGE COUNTY CA TRANSPORTATION AUTHORITY TOLL ROAD REVENUE
               (TOLL ROAD REVENUE LOC)+/-ss.                                              2.27        12/15/2030            200,000
   8,905,000   ORANGE COUNTY CA WATER DISTRICT SERIES 2003A LLOYDS LOC
               (WATER REVENUE LOC)+/-ss.                                                  2.26        08/01/2042          8,905,000
   6,100,000   PERRIS CA UNIVERSITY HIGH SCHOOL DISTRICT (PROPERTY TAX REVENUE
               LOC)+/-ss.                                                                 2.30        09/01/2026          6,100,000
   5,115,000   PITTSBURG CA REDEVELOPMENT AGENCY TAX ALLOCATION LOS MEDANOS
               COMMUNITY SERIES A (TAX ALLOCATION REVENUE LOC)+/-ss.                      2.26        09/01/2035          5,115,000

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005       WELLS FARGO MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

                                                                                          INTEREST     MATURITY
PRINCIPAL      SECURITY NAME                                                                RATE         DATE            VALUE
$  5,770,000   PLEASANT VALLEY CA SCHOOL DISTRICT (PROPERTY TAX REVENUE LOC)+/-ss.        2.30%       08/01/2020    $     5,770,000
   2,290,000   REDONDO BEACH CALIFORNIA AGENCY MFHR (HOUSING REVENUE LOC)+/-ss.           2.26        10/15/2034          2,290,000
   1,600,000   RIVERSIDE - SAN BERNADINO CA HOUSING & FINANCE AGENCY LEASE REVENUE
               SERIES A SOCIETE GENERALE LOC (HOUSING REVENUE LOC)+/-ss.                  2.29        07/01/2006          1,600,000
   2,500,000   SACRAMENTO CA MUNICIPAL UTILITIES DISTRICT ELECTRIC REVENUE (POWER
               REVENUE LOC)+/-ss.                                                         2.31        08/15/2017          2,500,000
   1,760,000   SACRAMENTO CA MUNICIPAL UTILITIES DISTRICT ELECTRIC REVENUE (UTILITIES
               REVENUE LOC)+/-ss.                                                         2.31        05/15/2020          1,760,000
   3,000,000   SACRAMENTO COUNTY CA HFA MFHR ARLINGTON CREEK APARTMENT SERIES 1
               COLLATERALIZED BY FNMA (HOUSING REVENUE LOC)+/-ss.                         2.34        05/15/2034          3,000,000
   4,900,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY MFHR (HOUSING REVENUE LOC)+/-ss.    2.26        08/01/2034          4,900,000
   5,500,000   SACRAMENTO COUNTY CA TRAN SERIES A (TAX REVENUE LOC)                       3.00        07/11/2005          5,520,205
   4,800,000   SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY LEASE REVENUE CLASS B
               (LEASE REVENUE LOC)+/-ss.                                                  2.33        05/15/2032          4,800,000
   2,075,000   SAN DIEGO CA SCHOOL DISTRICT TRAN (OTHER REVENUE LOC)                      3.00        07/25/2005          2,084,066
   1,275,000   SAN DIEGO CA UNION SCHOOL DISTRICT SERIES PA-804 (EDUCATIONAL FACILITIES
               REVENUE LOC)+/-ss.                                                         2.30        07/01/2022          1,275,000
   1,240,000   SAN DIEGO CA UNIVERSITY SCHOOL DISTRICT (GENERAL OBLIGATION - SCHOOL
               DISTRICTS LOC)+/-ss.                                                       2.31        07/01/2024          1,240,000
   1,300,000   SAN DIEGO COUNTY & SCHOOL DISTRICT TRAN (EDUCATIONAL FACILITIES
               REVENUE LOC)                                                               3.25        07/25/2005          1,306,691
   3,205,000   SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT AGENCY MFHR NAMIKI
               APARTMENTS PROJECT SERIES C CITIBANK NA LOC (MULTI-FAMILY HOUSING
               REVENUE LOC)+/-ss.                                                         2.32        11/01/2036          3,205,000
   5,800,000   SAN FRANCISCO CA CITY & COUNTY UNIFIED SCHOOL DISTRICT TRAN                3.50        12/01/2005          5,855,092
   1,900,000   SAN FRANCISCO CITY & COUNTY CA AIRPORTS COMMISSION MUNICIPAL SECURITIES
               TRUST RECEIPTS (AIRPORT REVENUE LOC)+/-ss.                                 2.36        05/01/2020          1,900,000
   2,360,000   SAN JOSE CA REDEVELOPMENT AGENCY TAX ALLOCATION CTFS SERIES 149 MBIA
               INSURED (TAX INCREMENTAL REVENUE LOC)+/-ss.                                2.34        08/01/2027          2,360,000
   5,770,000   SAN MATEO COUNTY CA TRAN DISTRICT SALES TAX REVENUE FLOATER PT 1914
               FSA INSURED (SALES TAX REVENUE LOC)+/-ss.                                  2.30        12/01/2007          5,770,000
   4,000,000   SIMI VALLEY CA MFHR 500 DANKSE BANK INSURED (HOUSING REVENUE LOC)+/-ss.    2.37        03/01/2021          4,000,000
   2,100,000   SOUTH PLACER CA WASTEWATER AUTHORITY REVENUE SERIES B (SEWER REVENUE
               LOC)+/-ss.                                                                 2.25        11/01/2035          2,100,000
  14,700,000   SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY TRANSMISSION PROJECT REVENUE
               LLOYDS BANK LOC (UTILITIES REVENUE LOC)+/-ss.                              2.26        07/01/2019         14,700,000
  15,200,000   SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY TRANSMISSION PROJECT REVENUE
               SOUTHERN TRANSMISSION SERIES A (OTHER REVENUE LOC)+/-ss.                   2.23        07/01/2021         15,200,000
     195,000   STOCKTON CA HEALTH FACILITIES REVENUE SERIES A (HEALTHCARE FACILITIES
               REVENUE LOC)+/-ss.                                                         2.26        12/01/2032            195,000
   1,600,000   TULARE CA LOCAL HEALTH CARE DISTRICT HEALTH FACILITY REVENUE
               (HEALTHCARE FACILITIES REVENUE LOC)+/-ss.                                  2.26        12/01/2032          1,600,000
   3,200,000   UNION CITY CA MFHR HOUSING MISSION SIERRA SERIES A (HOUSING REVENUE
               LOC)+/-ss.                                                                 2.30        07/15/2029          3,200,000
   1,995,000   UNIVERSITY CALIFORNIA EDUCATION FACILITIES REVENUE SERIES 479 MBIA
               INSURED(HIGHER EDUCATION FACILITIES AUTHORITY REVENUE LOC)+/-ss.           2.30        09/01/2022          1,995,000
   4,500,000   VICTORVILLE CA REDEVELOPMENT AGENCY TAX ALLOCATION SERIES 485 (TAX
               REVENUE LOC)+/-ss.                                                         2.31        12/01/2019          4,500,000

                                                                                                                        506,937,272
                                                                                                                    ---------------
OTHER - 1.38%
   5,000,000   ABN AMRO MUNITOPS CTFS TR 1998-20 MUNITOPS CERTIFICATES AMBAC INSURED
               (OTHER REVENUE LOC)+/-ss.                                                  2.31        07/05/2006          5,000,000
   2,680,000   ABN AMRO MUNITOPS CTFS TR 2000-5 MUNITOPS CERTIFICATES FGIC INSURED
               (OTHER REVENUE LOC)+/-ss.  ++                                              2.34        05/07/2008          2,680,000

                                                                                                                          7,680,000
                                                                                                                    ---------------

WELLS FARGO MONEY MARKET TRUSTS       PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

                                                                                          INTEREST     MATURITY
PRINCIPAL      SECURITY NAME                                                                RATE         DATE            VALUE
PUERTO RICO - 1.27%
$  2,500,000   EAGLE TAX-EXEMPT TRUST CTF 20015101 CLASS A (PUERTO RICO COMMONWEALTH
               INFRASTRUCTURE FINANCING AUTHORITY SERIES A) (OTHER REVENUE LOC)+/-ss.     2.29%       10/01/2034    $     2,500,000
   4,575,000   EAGLE TAX-EXEMPT TRUST CTF 20025102 CLASS A (PUERTO RICO COMMONWEALTH
               HIGHWAY & TRANSPORTATION REVENUE SERIES D) FSA INSURED (TOLL ROAD
               REVENUE LOC)+/-ss.                                                         2.29        07/01/2027          4,575,000

                                                                                                                          7,075,000
                                                                                                                    ---------------

TOTAL MUNICIPAL BONDS & NOTES (COST $521,692,272)                                                                       521,692,272
                                                                                                                    ---------------
COMMERCIAL PAPER - 6.04%
   1,500,000   GOLDEN GATE BRIDGE                                                         1.97        05/06/2005          1,500,000
   6,500,000   GOLDEN GATE BRIDGE                                                         2.02        05/11/2005          6,500,000
   3,000,000   GOLDEN GATE BRIDGE                                                         2.04        06/09/2005          3,000,000
   3,500,000   PORT OF OAKLAND CA                                                         2.09        05/06/2005          3,500,000
   4,200,000   UNIVERSITY OF CALIFORNIA                                                   1.95        04/06/2005          4,200,000
   1,500,000   UNIVERSITY OF CALIFORNIA                                                   1.93        04/07/2005          1,500,000
   3,300,000   UNIVERSITY OF CALIFORNIA                                                   1.98        05/05/2005          3,300,000
   2,700,000   UNIVERSITY OF CALIFORNIA                                                   2.00        05/10/2005          2,700,000
   4,455,000   UNIVERSITY OF CALIFORNIA                                                   2.15        05/12/2005          4,455,000
   3,000,000   UNIVERSITY OF CALIFORNIA                                                   2.03        06/08/2005          3,000,000

TOTAL COMMERCIAL PAPER (COST $33,655,000)                                                                                33,655,000
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $555,347,272)*                                         99.72%                                                 $   555,347,272
OTHER ASSETS AND LIABILITIES, NET                             0.28                                                        1,537,808
                                                            -------                                                 ---------------
TOTAL NET ASSETS                                            100.00%                                                 $   556,885,080
                                                            -------                                                 ---------------

+/-   VARIABLE RATE SECURITIES.

ss. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005       WELLS FARGO MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

  MONEY MARKET TRUST
--------------------------------------------------------------------------------

                                                                                          INTEREST     MATURITY
PRINCIPAL      SECURITY NAME                                                                RATE         DATE            VALUE
AGENCY NOTES - DISCOUNT - 0.72%
$ 15,000,000   FHLMC^                                                                     2.65%       06/28/2005    $    14,902,833

TOTAL AGENCY NOTES - DISCOUNT (COST $14,902,833)                                                                         14,902,833
                                                                                                                    ---------------
ASSET-BACKED SECURITIES - 0.69%
  10,520,759   DAIMLERCHRYSLER AUTO TRUST++                                               2.63        01/08/2006         10,520,759
  3,764,545    NISSAN AUTO RECEIVABLES OWNER TRUST SERIES 2005-A                          2.64        01/17/2006          3,764,545

TOTAL ASSET-BACKED SECURITIES (COST $14,285,304)                                                                         14,285,304
                                                                                                                    ---------------

CERTIFICATES OF DEPOSIT - 7.10%
  15,000,000   BANCO BILBAO VIZCAYA ARGENTARIA NEW YORK                                   2.25        09/19/2005         14,998,607
  24,000,000   CDC IXIS                                                                   2.45        10/06/2005         24,000,000
   5,000,000   CREDIT SUISSE FIRST BOSTON NEW YORK                                        2.75        11/14/2005          5,000,000
  50,000,000   LLOYDS TSB BANK PLC                                                        2.66        04/04/2005         49,998,975
  45,000,000   MORGAN STANLEY BANK                                                        2.76        05/16/2005         45,000,000
   8,000,000   NATEXIS BANQUES POPULAIRES NEW YORK                                        1.46        04/06/2005          7,999,998

TOTAL CERTIFICATES OF DEPOSIT (COST $146,997,580)                                                                       146,997,580
                                                                                                                    ---------------
COMMERCIAL PAPER - 32.68%
  14,500,000   ANZ NATIONAL (INTERNATIONAL) LIMITED^                                      3.00        08/22/2005         14,327,208
   5,764,000   AQUINAS FUNDING LLC^                                                       2.94        08/16/2005          5,699,510
  20,000,000   ATLANTIS ONE FUNDING^                                                      2.94        08/17/2005         19,774,600
  35,000,000   ATOMIUM FUNDING CORPORATION^                                               2.71        05/10/2005         34,897,246
  55,000,000   CC USA INCORPORATED^                                                       2.95        06/20/2005         54,639,444
  26,000,000   CIT GROUP INCORPORATED^                                                    2.64        04/18/2005         25,967,587
  40,000,000   CONCORD MINUTEMEN CAPITAL COMPANY^                                         2.57        06/08/2005         39,805,822
   5,000,000   CONCORD MINUTEMEN CAPITAL COMPANY+++/-                                     2.74        04/06/2006          5,000,000
   7,100,000   CONCORD MINUTEMEN CAPITAL COMPANY+++/-                                     2.77        04/11/2006          7,100,000
  18,500,000   EIFFEL FUNDING LLC^                                                        2.80        05/20/2005         18,429,494
  25,000,000   EUREKA SECURITIZATION^                                                     2.88        05/18/2005         24,906,000
   6,000,000   GEMINI SECURITIZATION LLC^                                                 2.64        04/18/2005          5,992,520
  56,000,000   GRAMPIAN FUNDING LLC^                                                      3.17        09/13/2005         55,186,367
  25,000,000   IRISH LIFE & PERMANENT PLC^                                                2.55        06/02/2005         24,890,208
  19,375,000   KFW INTERNATIONAL FINANCE^                                                 2.67        07/15/2005         19,224,117
   9,000,000   KFW INTERNATIONAL FINANCE^                                                 2.68        07/21/2005          8,925,630
  50,000,000   KLIO FUNDING CORPORATION^                                                  2.81        04/26/2005         49,902,431
  11,000,000   LEXINGTON PARKER CAPITAL CORPORATION^                                      2.71        05/10/2005         10,967,706
  45,000,000   NATIONWIDE BUILDING SOCIETY^                                               3.19        09/19/2005         44,319,206
  50,000,000   PERRY GLOBAL FUNDING LIMITED^                                              3.00        06/22/2005         49,658,333
  30,000,000   PICAROS FUNDING LLC^                                                       3.20        11/22/2005         29,373,333
  16,000,000   SLM CORPORATION^                                                           2.84        04/07/2005         15,992,427
  28,326,000   SOLITAIRE FUNDING LLC^                                                     2.84        05/26/2005         28,203,097
  15,000,000   SPINTAB AB^                                                                2.90        08/08/2005         14,844,125
   7,000,000   STANDARD FEDERAL BANK                                                      2.92        12/01/2005          6,999,079
  25,000,000   SWEDISH NATIONAL HOUSING FINANCE^                                          2.70        05/10/2005         24,926,875
  22,600,000   TANGO FINANCE CORPORATION^                                                 2.85        05/31/2005         22,492,650
  14,004,000   WINDMILL FUNDING CORPORATION^                                              2.65        04/25/2005         13,979,260

TOTAL COMMERCIAL PAPER (COST $676,424,275)                                                                              676,424,275
                                                                                                                    ---------------

WELLS FARGO MONEY MARKET TRUSTS       PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005
--------------------------------------------------------------------------------

  MONEY MARKET TRUST
--------------------------------------------------------------------------------

                                                                                          INTEREST     MATURITY
PRINCIPAL      SECURITY NAME                                                                RATE         DATE            VALUE
CORPORATE BONDS & NOTES - 1.26%
$  6,000,000   MCDONALD'S CORPORATION+++/-                                                4.49%       03/07/2006    $     6,052,245
   5,000,000   STRATEGIC MONEY MARKET TRUST SERIES 2002-M+++/-                            2.55        01/10/2006          5,000,000
  15,000,000   WAL-MART STORES                                                            5.01        06/01/2005         15,072,974

TOTAL CORPORATE BONDS & NOTES (COST $26,125,219)                                                                         26,125,219
                                                                                                                    ---------------
EXTENDABLE BONDS - 5.08%
  10,000,000   3M COMPANY++                                                               5.67        12/12/2005         10,192,329
  25,000,000   GENERAL ELECTRIC CAPITAL CORPORATION+/-                                    2.86        04/07/2006         25,000,000
  30,000,000   ING SECURITY LIFE INSTITUTIONAL FUNDING+++/-                               2.83        04/07/2006         30,000,000
  10,000,000   MORGAN STANLEY+/-                                                          2.84        04/03/2006         10,000,000
  10,000,000   NORTHERN ROCK PLC+++/-                                                     2.73        02/03/2006         10,000,000
  20,000,000   NORTHERN ROCK PLC+++/-                                                     3.00        04/07/2006         20,000,000

TOTAL EXTENDABLE BONDS (COST $105,192,329)                                                                              105,192,329
                                                                                                                    ---------------
MEDIUM TERM NOTES - 9.91%
   5,000,000   AMERICAN GENERAL FINANCE+++/-                                              2.81        04/15/2006          5,000,000
  19,300,000   BANK OF AMERICA SECURITIES+/-ss.                                           2.96        09/09/2034         19,300,000
   9,000,000   BEAR STEARNS COMPANIES INCORPORATED+/-                                     2.90        06/15/2005          9,000,000
   9,000,000   BEAR STEARNS COMPANIES INCORPORATED+/-                                     2.81        09/07/2005          9,000,000
  27,000,000   BEAR STEARNS COMPANIES INCORPORATED+/-ss.                                  3.03        09/09/2049         27,000,000
  30,000,000   BETA FINANCE INCORPORATED++                                                3.05        01/05/2006         29,962,093
  10,000,000   FIVE FINANCE INCORPORATED++                                                2.44        10/07/2005          9,999,099
  20,000,000   LIQUID FUNDING LIMITED+++/-                                                2.85        09/22/2005         20,000,000
  10,000,000   MARSHALL & ILSLEY BANK                                                     5.21        12/15/2005         10,157,910
  24,000,000   NATEXIS BANQUES POPULAIRES NEW YORK+/-                                     2.71        09/09/2005         23,996,272
  10,000,000   NATIONWIDE BUILDING SOCIETY+++/-                                           2.75        04/07/2006         10,000,000
  13,750,000   NORTHERN ROCK PLC+++/-                                                     2.66        07/13/2005         13,749,400
  10,000,000   PREMIUM ASSET TRUST SERIES 04-08+++/-                                      2.82        10/14/2005         10,000,000
   8,000,000   USAA CAPITAL CORPORATION++                                                 3.13        12/15/2005          8,016,018

TOTAL MEDIUM TERM NOTES (COST $205,180,792)                                                                             205,180,792
                                                                                                                    ---------------
PROMISSORY NOTES - 2.18%
  25,000,000   CITIGROUP GLOBAL MARKETS INCORPORATED+/-                                   2.95        06/06/2005         25,000,000
  20,000,000   GOLDMAN SACHS GROUP INCORPORATED+/-                                        2.75        10/26/2005         20,000,000

TOTAL PROMISSORY NOTES (COST $45,000,000)                                                                                45,000,000
                                                                                                                    ---------------

REPURCHASE AGREEMENTS - 31.84%
 255,340,283   BANK OF AMERICA NA - 102% COLLATERALIZED BY US GOVERNMENT SECURITIES
               (MATURITY VALUE $255,360,852)                                              2.90        04/01/2005        255,340,283
  55,000,000   BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US GOVERNMENT
               SECURITIES (MATURITY VALUE $55,004,431)                                    2.90        04/01/2005         55,000,000
  83,000,000   BEAR STEARNS COMPANIES INCORPORATED - 102% COLLATERALIZED BY US
               GOVERNMENT SECURITIES (MATURITY VALUE $83,006,686)                         2.90        04/01/2005         83,000,000
  28,000,000   CREDIT SUISSE FIRST BOSTON CORPORATION - 102% COLLATERALIZED BY US
               GOVERNMENT SECURITIES (MATURITY VALUE $28,002,256)                         2.90        04/01/2005         28,000,000
 110,000,000   GOLDMAN SACHS GROUP INCORPORATED - 102% COLLATERALIZED BY US
               GOVERNMENT SECURITIES (MATURITY VALUE $110,008,861)                        2.90        04/01/2005        110,000,000
  44,000,000   GOLDMAN SACHS GROUP INCORPORATED - 102% COLLATERALIZED BY US
               GOVERNMENT SECURITIES (MATURITY VALUE $44,003,569)                         2.92        04/01/2005         44,000,000

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005       WELLS FARGO MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

  MONEY MARKET TRUST
--------------------------------------------------------------------------------

                                                                                          INTEREST     MATURITY
PRINCIPAL      SECURITY NAME                                                                RATE         DATE            VALUE
REPURCHASE AGREEMENTS (CONTINUED)
$ 51,000,000   GOLDMAN SACHS GROUP INCORPORATED - 102% COLLATERALIZED BY US GOVERNMENT
               SECURITIES (MATURITY VALUE $51,019,904)                                    2.81%       04/05/2005    $    51,000,000
  33,000,000   GOLDMAN SACHS GROUP INCORPORATED - 102% COLLATERALIZED BY US GOVERNMENT
               SECURITIES (MATURITY VALUE $33,015,400)                                    2.80        04/06/2005         33,000,000

TOTAL REPURCHASE AGREEMENTS (COST $659,340,283)                                                                         659,340,283
                                                                                                                    ---------------

TIME DEPOSITS - 8.60%
  25,000,000   BANCO BILBAO VIZCAYA ARGENTARIA                                            2.84        04/01/2005         25,000,000
  54,000,000   DEXIA CREDIT LOCAL DE FRANCE                                               2.80        04/04/2005         54,000,000
  27,000,000   ING BANK NV AMSTERDAM                                                      2.79        04/07/2005         27,000,000
  27,000,000   IXIS CORPORATION & INVESTMENT BANK                                         2.83        04/01/2005         27,000,000
  27,000,000   IXIS CORPORATION & INVESTMENT BANK                                         2.79        04/07/2005         27,000,000
  18,000,000   NATEXIS BANQUES POPULAIRES                                                 2.80        04/06/2005         18,000,000

TOTAL TIME DEPOSITS (COST $178,000,000)                                                                                 178,000,000
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $2,071,448,615)*                                      100.06%                                                 $ 2,071,448,615
OTHER ASSETS AND LIABILITIES, NET                            (0.06)                                                      (1,297,983)
                                                            ------                                                  ---------------
TOTAL NET ASSETS                                            100.00%                                                 $ 2,070,150,632
                                                            ======                                                  ===============

^     ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE SECURITIES.

ss. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO MONEY MARKET TRUSTS       PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005
--------------------------------------------------------------------------------

  NATIONAL TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

                                                                                          INTEREST     MATURITY
PRINCIPAL      SECURITY NAME                                                                RATE         DATE            VALUE
COMMERCIAL PAPER - 7.95%
$  1,000,000   HARRIS COUNTY HOSPITAL DISTRICT                                            2.02%       05/06/2005    $     1,000,000
   1,000,000   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY                                  2.05        05/09/2005          1,000,000
     300,000   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY                                  2.05        05/17/2005            300,000
   2,000,000   INTERMOUNTAIN POWER AGENCY                                                 2.00        06/06/2005          2,000,000
   1,489,000   JOHNS HOPKINS UNIVERSITY                                                   2.05        05/16/2005          1,489,000
   1,000,000   LAS VEGAS VALLEY WATER                                                     1.95        04/08/2005          1,000,000
   1,700,000   MARYLAND HEALTH & HIGHER EDUCATION                                         2.02        05/06/2005          1,700,000
   2,000,000   MARYLAND HEALTH & HIGHER EDUCATION                                         2.05        05/11/2005          2,000,000
     800,000   MARYLAND HEALTH & HIGHER EDUCATION                                         2.08        06/08/2005            800,000
   1,500,000   MASSACHUSETTS HEALTH & EDUCATION FACILITIES AUTHORITY                      1.95        04/06/2005          1,500,000
   2,200,000   MASSACHUSETTS HEALTH & EDUCATION FACILITIES AUTHORITY                      1.97        04/06/2005          2,200,000
     800,000   MASSACHUSETTS HEALTH & EDUCATION FACILITIES AUTHORITY                      2.03        05/09/2005            800,000
   2,461,000   MASSACHUSETTS HEALTH & EDUCATION FACILITIES AUTHORITY                      2.03        05/10/2005          2,461,000
   3,000,000   MASSACHUSETTS HEALTH & EDUCATION FACILITIES AUTHORITY                      2.05        05/16/2005          3,000,000
   1,200,000   MASSACHUSETTS HEALTH & EDUCATION FACILITIES AUTHORITY                      2.08        06/08/2005          1,200,000
     500,000   NORTH CAROLINA CAPITAL FACILITIES                                          2.02        05/05/2005            500,000
     400,000   PALM BEACH COUNTY SCHOOL DISTRICT                                          1.97        05/09/2005            400,000

TOTAL COMMERCIAL PAPER (COST $23,350,000)                                                                                23,350,000
                                                                                                                    ---------------
MUNICIPAL BONDS & NOTES - 92.82%

ALABAMA - 5.02%
   8,450,000   BALDWIN COUNTY AL BOARD OF EDUCATION  (SALES TAX REVENUE LOC)+/-ss.        2.30        06/01/2025          8,450,000
   6,000,000   BIRMINGHAM AL PUBLIC EDUCATIONAL BUILDING AUTHORITY STUDENT HOUSING
               REVENUE (OTHER REVENUE LOC)+/-ss.                                          2.30        07/01/2037          6,000,000
     300,000   MONTGOMERY AL INDUSTRIAL DEVELOPMENT BOARD PCR (INDUSTRIAL DEVELOPMENT
               REVENUE LOC)+/-ss.                                                         2.24        09/15/2006            300,000

                                                                                                                         14,750,000
                                                                                                                    ---------------
ALASKA - 0.29%
     840,000   ALASKA INDUSTRIAL DEVELOPMENT AUTHORITY REVENUE PROVIDENCE MEDICAL
               OFFICE BUILDING ASSOCIATES PROJECT KBC BANK NV LOC (HEALTHCARE
               FACILITIES REVENUE LOC)+/-ss.                                              1.95        06/01/2010            840,000
                                                                                                                    ---------------
CALIFORNIA - 4.78%
   2,600,000   CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY REVENUE STANFORD UNIVERSITY
               SERIES S-4 (COLLEGE AND UNIVERSITY REVENUE LOC)+/-ss.                      2.22        11/01/2049          2,600,000
     200,000   CALIFORNIA HFFA REVENUE SERIES A MBIA INSURED (HEALTH FACILITIES
               FINANCING AUTHORITY REVENUE LOC)+/-ss.                                     2.28        09/01/2028            200,000
     150,000   CALIFORNIA STATE ECONOMIC RECOVERY SERIES C-6 (SALES TAX REVENUE
               LOC)+/-ss.                                                                 2.28        07/01/2023            150,000
   2,100,000   CALIFORNIA STATE SERIES B-3 (GENERAL OBLIGATION - STATES, TERRITORIES
               LOC)+/-ss.                                                                 2.27        05/01/2033          2,100,000
     100,000   METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS REVENUE
               SERIES A2 JP MORGAN CHASE BANK INSURED   (WATER REVENUE LOC)+/-ss.         2.28        07/01/2023            100,000
   4,000,000   METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS REVENUE
               SERIES C1 DEXIA LOC (WATER REVENUE LOC)+/-ss.                              2.20        07/01/2030          4,000,000
   4,900,000   METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS REVENUE
               SERIES C3(WATER REVENUE LOC)+/-ss.                                         2.26        07/01/2030          4,900,000

                                                                                                                         14,050,000
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005       WELLS FARGO MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

  NATIONAL TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

                                                                                          INTEREST     MATURITY
PRINCIPAL      SECURITY NAME                                                                RATE         DATE            VALUE
COLORADO - 5.92%
$  8,345,000   ARAPOHOE COUNTY CO WATER AND WASTEWATER AUTHORITY REVENUE+/-ss.            2.31%       12/01/2033    $     8,345,000
   1,800,000   ARVADA COUNTY CO WATER ENTERPRISES REVENUE FSA INSURED (WATER REVENUE
               LOC)+/-ss.                                                                 2.05        11/01/2020          1,800,000
   5,200,000   DENVER CO CITY AND COUNTY EXCISE TAX REVENUE CONVENTION CENTER PROJECT
               (TAX REVENUE LOC)+/-ss.                                                    2.30        09/01/2025          5,200,000
   2,035,000   FITZSIMONS REDEVELOPMENT AUTHORITY COLORADO REVENUE UNIVERSITY
               PHYSICIANS
               INCORPORATED ALLIED IRISH BANK PLC LOC (EDUCATIONAL FACILITIES REVENUE
               LOC)+/-ss.                                                                 2.35        01/01/2025          2,035,000

                                                                                                                         17,380,000
                                                                                                                    ---------------
DELAWARE - 0.27%
     800,000   KENT COUNTY STUDENT HOUSING REVENUE+/-ss.                                  2.29        07/01/2036            800,000
                                                                                                                    ---------------
FLORIDA - 1.15%
     500,000   BROWARD COUNTY FL HFA MFHR PROJECT 703 (HOUSING REVENUE LOC)+/-ss.         2.30        09/01/2026            500,000
     100,000   COLLIER COUNTY FL HEALTH FACILITIES AUTHORITY HOSPITAL REVENUE CLEVELAND
               CLINIC HEALTH SERIES C-1 (HEALTHCARE FACILITIES REVENUE LOC)+/-ss.         2.30        01/01/2035            100,000
   2,765,000   ORANGE COUNTY FL IDA INDUSTRIAL DEVELOPMENT REVENUE CENTRAL FLORIDA
               YMCA PROJECT SERIES A BANK OF AMERICA NA LOC (INDUSTRIAL DEVELOPMENT
               REVENUE LOC)+/-ss.                                                         2.35        05/01/2027          2,765,000

                                                                                                                          3,365,000
                                                                                                                    ---------------
GEORGIA - 4.64%
   6,500,000   ALBANY DOUGHERTY COUNTY GA HOSPITAL AUTHORITY REVENUE ANTICIPATION CTFS
               PHOEBE HOSPITAL (HEALTHCARE FACILITIES REVENUE LOC)+/-ss.                  2.30        09/01/2032          6,500,000
   4,600,000   GEORGIA LOCAL GOVERNMENT CTFS PARTICIPATION SERIES K (GENERAL
               OBLIGATION - POLITICAL SUBDIVISION LOC)+/-ss.                              2.38        12/01/2022          4,600,000
     500,000   GEORGIA STATE SERIES B (OTHER REVENUE LOC)                                 4.50        05/01/2005            501,062
   2,000,000   GWINNETT COUNTY GA SCHOOL DISTRICT                                         3.25        12/30/2005          2,016,074

                                                                                                                         13,617,136
                                                                                                                    ---------------
HAWAII - 1.36%
   1,600,000   HONOLULU HI CITY & COUNTY SERIES C (PROPERTY TAX REVENUE LOC)+/-ss.        2.28        12/01/2006          1,600,000
     800,000   HONOLULU HI CITY & COUNTY SERIES C (PROPERTY TAX REVENUE LOC)+/-ss.        2.28        12/01/2018            800,000
   1,600,000   HONOLULU HI CITY & COUNTY SERIES C (PROPERTY TAX REVENUE LOC)+/-ss.        2.28        12/01/2019          1,600,000

                                                                                                                          4,000,000
                                                                                                                    ---------------
ILLINOIS - 5.22%
   2,300,000   CHICAGO IL SALES TAX REVENUE SERIES SG 131 FGIC INSURED (SALES TAX
               REVENUE LOC)+/-ss.                                                         2.32        01/01/2027          2,300,000
   1,000,000   EAGLE TAX-EXEMPT TRUST CTF 20021304 CLASS A (ILLINOIS STATE) FGIC INSURED
               (OTHER REVENUE LOC)+/-ss.                                                  2.32        02/01/2027          1,000,000
   5,500,000   EAGLE TAX-EXEMPT TRUST CTF 20021306 CLASS A (CHICAGO IL PARK DISTRICT
               SERIES D) FGIC INSURED (RECREATIONAL FACILITIES REVENUE LOC)+/-ss.         2.32        01/01/2029          5,500,000
   2,615,000   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUE NEWBERRY LIBRARY
               NORTHERN TRUST COMPANY LOC (OTHER REVENUE LOC)+/-ss.                       2.30        03/01/2028          2,615,000
     600,000   ILLINOIS HEALTH FACILITIES AUTHORITY REVENUE MEMORIAL MEDICAL CENTER
               SERIES C KREDIETBANK NV LOC (HEALTHCARE FACILITIES REVENUE LOC)+/-ss.      2.30        01/01/2016            600,000
   1,300,000   ILLINOIS STATE CTFS SERIES G (GENERAL OBLIGATION - STATES, TERRITORIES
               LOC)+/-ss.                                                                 2.36        05/01/2012          1,300,000
   2,000,000   ILLINOIS STATE SERIES 660 (PROPERTY TAX REVENUE LOC)+/-ss.                 2.32        11/01/2012          2,000,000

                                                                                                                         15,315,000
                                                                                                                    ---------------

WELLS FARGO MONEY MARKET TRUSTS       PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005
--------------------------------------------------------------------------------

  NATIONAL TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

                                                                                          INTEREST     MATURITY
PRINCIPAL      SECURITY NAME                                                                RATE         DATE            VALUE
INDIANA - 5.91%
$  5,855,000   HAMMOND IN SCHOOL BUILDING CORPORATION SERIES 658 (LEASE REVENUE
               LOC)+/-ss.                                                                 2.32%       07/15/2012    $     5,855,000
   6,500,000   INDIANA BOND BANK REVENUE ADVANCED FUNDING PROGRAM NOTES SERIES A
               (STATE & LOCAL GOVERNMENTS LOC)                                            3.25        01/26/2006          6,549,607
   1,245,000   INDIANA HFFA REVENUE FAYETTE MEMORIAL HOSPITAL ASSOCIATION SERIES A
               US BANK NA LOC (HEALTHCARE FACILITIES REVENUE LOC)+/-ss.                   2.34        10/01/2032          1,245,000
     500,000   INDIANA HOSPITAL EQUIPMENT FINANCING AUTHORITY REVENUE SERIES A MBIA
               INSURED (HEALTHCARE FACILITIES REVENUE LOC)+/-ss.                          2.30        12/01/2015            500,000
   1,700,000   INDIANA STATE EDUCATIONAL FACILITIES AUTHORITY REVENUE ST MARY PROJECT
               BANK ONE INDIANA NA LOC (COLLEGE AND UNIVERSITY REVENUE LOC)+/-ss.         2.30        02/15/2026          1,700,000
   1,500,000   INDIANAPOLIS IN THERMAL ENERGY SYSTEM PUTTERS SERIES 700  (OTHER REVENUE
               LOC)+/-ss.                                                                 2.32        04/01/2010          1,500,000

                                                                                                                         17,349,607
                                                                                                                    ---------------
IOWA - 2.05%
     210,000   IOWA FINANCE AUTHORITY HEALTH CARE FACILITIES REVENUE ST LUKE'S HEALTH
               SERIES A GENERAL ELECTRIC CAPITAL CORPORATION LOC (HEALTHCARE
               FACILITIES REVENUE LOC)+/-ss.                                              2.30        03/01/2018            210,000
   3,800,000   IOWA SCHOOL CASH ANTICIPATION PROGRAM-SERIES A (GENERAL OBLIGATION -
               SCHOOL DISTRICTS LOC)                                                      3.00        06/30/2005          3,809,036
   2,000,000   IOWA STATE (TAX REVENUE LOC)                                               3.00        06/30/2005          2,005,732

                                                                                                                          6,024,768
                                                                                                                    ---------------
KANSAS - 1.68%
   3,925,000   KANSAS STATE DEVELOPMENT FINANCE AUTHORITY REVENUE VLG SHALOM OBLIGATION
               GROUP SERIES BB (HEALTHCARE FACILITIES REVENUE LOC)+/-ss.                  2.29        11/15/2028          3,925,000
   1,000,000   WICHITA KS SERIES 213 (PROPERTY TAX REVENUE LOC)                           3.00        08/04/2005          1,003,482

                                                                                                                          4,928,482
                                                                                                                    ---------------
LOUISIANA - 0.44%
   1,300,000   LAKE CHARLES LA HARBOR AND TERMINAL DISTRICT PORT FACILITIES
               (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-ss.                                 2.30        08/01/2007          1,300,000
                                                                                                                    ---------------
MARYLAND - 0.54%
   1,580,000   MONTGOMERY COUNTY MD HOUSING OPPORTUNITIES COMMUNITY SFMR
               (HOUSING REVENUE LOC)+/-ss.                                                2.33        01/01/2010          1,580,000
                                                                                                                    ---------------
MASSACHUSETTS - 1.19%
   3,500,000   MASSACHUSETTS STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY REVENUE
               CAPITAL ASSET PROGRAM-SERIES E (HEALTHCARE FACILITIES REVENUE
               LOC)+/-ss.                                                                 2.30        01/01/2035          3,500,000
                                                                                                                    ---------------
MICHIGAN - 3.97%
   1,195,000   LIVONIA MI PUBLIC SCHOOL DISTRICT (PROPERTY TAX REVENUE LOC)+/-ss.         2.32        05/01/2023          1,195,000
   6,700,000   MICHIGAN MUNICIPAL AUTHORITY REVENUE (STATE & LOCAL GOVERNMENTS LOC)       3.00        08/19/2005          6,726,619
   3,700,000   MICHIGAN STATE (OTHER REVENUE LOC)                                         3.50        09/30/2005          3,726,406
                                                                                                                         11,648,025
                                                                                                                    ---------------
MINNESOTA - 3.04%
     525,000   DAKOTA COUNTY MN HOUSING & REDEVELOPMENT AUTHORITY MFHR PT 484
               COLLATERALIZED BY FHLMC (MULTI-FAMILY HOUSING REVENUE LOC)+/-ss.           2.33        12/01/2022            525,000
     395,000   EAGAN MN MFHR FLOATS PT 1221 (MULTI-FAMILY HOUSING REVENUE LOC)+/-ss.      2.33        12/01/2029            395,000
     500,000   MINNESOTA PUBLIC FACILITIES AUTHORITY WATER PCR MERLOTS 2003-B06
               (POLLUTION CONTROL REVENUE LOC)+/-ss.                                      2.35        03/01/2021            500,000
   2,500,000   MINNESOTA SCHOOL DISTRICT TAX & AID ANTICIPATION BORROWING PROGRAM
               CERTIFICATES SERIES A (OTHER REVENUE LOC)                                  3.00        09/02/2005          2,515,227

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005       WELLS FARGO MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

  NATIONAL TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

                                                                                          INTEREST     MATURITY
PRINCIPAL      SECURITY NAME                                                                RATE         DATE            VALUE
MINNESOTA (CONTINUED)
$  2,800,000   MINNESOTA STATE HIGHER EDUCATION FACILITIES AUTHORITY REVENUE (HIGHER
               EDUCATION FACILITIES AUTHORITY REVENUE LOC)+/-ss.                          2.29%       12/01/2034    $     2,800,000
   1,850,000   ST. PAUL MN HOUSING & REDEVELOPMENT AUTHORITY REVENUE MINNESOTA PUBLIC
               RADIO PROJECT ALLIED IRISH BANK PLC LOC (HOUSING REVENUE LOC)+/-ss.        2.34        05/01/2022          1,850,000
     355,000   ST. PAUL MN PORT AUTHORITY DISTRICT COOLING REVENUE SERIES O DEXIA
               CREDIT LOCAL DE FRANCE LOC (TRANSPORTATION REVENUE LOC)+/-ss.              2.34        03/01/2012            355,000

                                                                                                                          8,940,227
                                                                                                                    ---------------
MISSISSIPPI - 0.07%
     195,000   MISSISSIPPI HOME CORPORATION SFMR SERIES 146 GNMA FNMA INSURED
               (SINGLE FAMILY MORTGAGE REVENUE LOC)+/-ss.                                 2.37        11/01/2029            195,000
                                                                                                                    ---------------
MISSOURI - 2.45%
   7,200,000   KANSAS CITY MO IDA REVENUE EWING MARION KAUFFMAN FOUNDATION
               (OTHER REVENUE LOC)+/-ss.                                                  2.29        04/01/2027          7,200,000
                                                                                                                    ---------------
NEBRASKA - 0.68%
   2,000,000   NEBRASKA EDUCATIONAL FINANCE AUTHORITY REVENUE CREIGHTON UNIVERSITY
               PROJECT(COLLEGE AND UNIVERSITY REVENUE LOC)+/-ss.                          2.29        03/01/2033          2,000,000
                                                                                                                    ---------------
NEVADA - 1.76%
     400,000   LAS VEGAS VALLEY NV WATER DISTRICT (WATER REVENUE LOC)                     5.00        06/01/2005            402,041
   4,525,000   WASHOE COUNTY NV SCHOOL DISTRICT (PROPERTY TAX REVENUE LOC)+/-ss.          2.32        06/01/2018          4,525,000
     230,000   WASHOE COUNTY NV SCHOOL DISTRICT (PROPERTY TAX REVENUE LOC)+/-ss.          2.32        06/01/2020            230,000

                                                                                                                          5,157,041
                                                                                                                    ---------------
NEW HAMPSHIRE - 1.06%
   3,100,000   NEW HAMPSHIRE STATE HFA MFHR EQR BOARD PARTNERSHIP PROJECT
               (HOUSING REVENUE LOC)+/-ss.                                                2.25        09/15/2026          3,100,000
                                                                                                                    ---------------
NEW JERSEY - 1.02%
   3,000,000   NEW JERSEY STATE TAX ANTICIPATION NOTES SERIES A (GENERAL OBLIGATION
               - STATES, TERRITORIES LOC)                                                 3.00        06/24/2005          3,009,143
                                                                                                                    ---------------
NEW MEXICO - 3.48%
  10,225,000   NEW MEXICO STATE SERIES L38 REGION D+/-ss.                                 2.31        06/30/2005         10,225,000
                                                                                                                    ---------------
NEW YORK - 5.39%
   5,900,000   NEW YORK STATE DORMITORY AUTHORITY REVENUES MENTAL HEALTH SERVICES
               SUBSERIES D-2B (HEALTHCARE FACILITIES REVENUE LOC)+/-ss.                   2.25        02/15/2031          5,900,000
   2,700,000   NEW YORK STATE HFA REVENUE (HOUSING REVENUE LOC)+/-ss.                     2.28        05/15/2034          2,700,000
   4,100,000   NEW YORK STATE HFA REVENUE SERIES A (HOUSING REVENUE LOC)+/-ss.            2.27        11/15/2037          4,100,000
   3,100,000   NEW YORK STATE TOLLWAY AUTHORITY GENERAL REVENUE (TRANSPORTATION
               REVENUE LOC)                                                               5.00        04/29/2005          3,136,084

                                                                                                                         15,836,084
                                                                                                                    ---------------
NORTH CAROLINA - 0.55%
   1,600,000   MECKLENBURG COUNTY NC SERIES B (GENERAL OBLIGATION - STATES,
               TERRITORIES LOC)+/-ss.                                                     2.27        02/01/2026          1,600,000
                                                                                                                    ---------------
OREGON - 2.08%
   4,100,000   MULTNOMAH COUNTY OR HIGHER EDUCATION REVENUE CONCORDIA UNIVERSITY
               PORTLAND PROJECT (COLLEGE AND UNIVERSITY REVENUE LOC)+/-ss.                2.34        12/01/2029          4,100,000
   2,000,000   OREGON STATE TAX ANTICIPATION NOTES SERIES A (OTHER REVENUE LOC)           3.00        06/30/2005          2,006,023

                                                                                                                          6,106,023
                                                                                                                    ---------------

WELLS FARGO MONEY MARKET TRUSTS       PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005
--------------------------------------------------------------------------------

  NATIONAL TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

                                                                                          INTEREST     MATURITY
PRINCIPAL      SECURITY NAME                                                                RATE         DATE            VALUE
OTHER - 2.20%
$      4,164   PITNEY BOWES CREDIT CORPORATION LEASETOPS TR REVENUE SERIES 2002-1
               (LEASE REVENUE LOC)+/-ss.                                                  2.48%       07/19/2006    $         4,164
   6,460,000   SUNAMERICA TRUST (GENERAL OBLIGATION - SCHOOL DISTRICTS LOC)+/-ss.         2.48        07/01/2041          6,460,000

                                                                                                                          6,464,164
                                                                                                                    ---------------
PENNSYLVANIA - 3.88%
      50,000   BEAVER COUNTY PA IDA PCR TOLEDO EDISON COMPANY PROJECT
               (POLLUTION CONTROL REVENUE LOC)+/-ss.                                      2.25        06/01/2030             50,000
     800,000   MONTGOMERY COUNTY PA IDA PCR (POLLUTION CONTROL REVENUE LOC)+/-ss.         2.30        10/01/2030            800,000
   5,000,000   PENNSYLVANIA STATE HIGHER EDUCATIONAL FACILITIES AUTHORITY STUDENT
               HOUSING REVENUE (OTHER REVENUE LOC)+/-ss.                                  2.25        11/01/2036          5,000,000
   4,500,000   PHILADELPHIA PA AUTHORITY FOR INDUSTRIAL DEVELOPMENT REVENUES GIRARD
               ESTATE ARAMARK PJ (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-ss.               2.30        06/01/2032          4,500,000
   1,040,000   PHILADELPHIA PA WATER & WASTEWATER REVENUE (WATER REVENUE LOC)+/-ss.       2.29        06/15/2023          1,040,000

                                                                                                                         11,390,000
                                                                                                                    ---------------
RHODE ISLAND - 1.36%
   3,995,000   RHODE ISLAND REFUNDING BOARD AUTHORITY STATE PUBLIC PROJECTS REVENUE
               (LEASE REVENUE LOC)+/-ss.                                                  2.32        08/01/2005          3,995,000
                                                                                                                    ---------------
SOUTH CAROLINA - 1.21%
   2,100,000   CHARLESTON SC WATERWORKS AND SEWER REVENUE BONDS SERIES 2003A+/-ss.        2.32        01/01/2033          2,100,000
   1,465,000   EAGLE TAX-EXEMPT TRUST CTF 20004001 CLASS A (SOUTH CAROLINA STATE
               PUBLIC SERVICE AUTHORITY REVENUE SERIES A) MBIA INSURED (UTILITIES
               REVENUE LOC)+/-ss.                                                         2.32        01/01/2022          1,465,000

                                                                                                                          3,565,000
                                                                                                                    ---------------
SOUTH DAKOTA - 1.06%
   3,100,000   SOUTH DAKOTA STATE HEALTH & EDUCATIONAL FACILITIES REVENUE RAPID CITY
               REGIONAL HOSPITAL (HEALTHCARE FACILITIES REVENUE LOC)+/-ss.                2.29        09/01/2027          3,100,000
                                                                                                                    ---------------
TENNESSEE - 6.00%
   6,600,000   CLARKSVILLE TN PUBLIC BUILDING AUTHORITY REVENUE POOLED FINANCING
               TENNESSEE MUNICIPAL BOND FUNDING BANK OF AMERICA NA LOC (OTHER
               REVENUE LOC)+/-ss.                                                         2.30        07/01/2031          6,600,000
   1,400,000   CLARKSVILLE TN PUBLIC BUILDING AUTHORITY REVENUE POOLED FINANCING
               TENNESSEE MUNICIPAL BOND FUNDING BANK OF AMERICA NA LOC (OTHER
               REVENUE LOC)+/-ss.                                                         2.30        01/01/2033          1,400,000
   2,000,000   EAGLE TAX-EXEMPT TRUST CTF 20004202 CLASS A (CHATTANOOGA TN INDUSTRIAL
               DEVELOPMENT BOARD LEASE RENT REVENUE) AMBAC INSURED (LEASE REVENUE
               LOC)+/-ss.                                                                 2.32        10/01/2027          2,000,000
   6,800,000   MONTGOMERY COUNTY TN PUBLIC BUILDING AUTHORITY POOLED FINANCING REVENUE
               TENNESSEE COUNTY LOAN POOL (OTHER REVENUE LOC)+/-ss.                       2.30        07/01/2034          6,800,000
     832,500   PORTLAND TN HEALTH & EDUCATION FACILITIES BOARD HOSPITAL REVENUE SERIES
               322(HOSPITAL REVENUE LOC)+/-ss.                                            2.38        11/15/2014            832,500

                                                                                                                         17,632,500
                                                                                                                    ---------------
TEXAS - 5.85%
   4,100,000   EAGLE TAX-EXEMPT TRUST CTF 20024301 CLASS A (ECTOR COUNTY TX INDEPENDENT
               SCHOOL DISTRICT) PSFG INSURED (PROPERTY TAX REVENUE LOC)+/-ss.             2.32        08/15/2020          4,100,000
   3,200,000   HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION REVENUE
               SERIES B (HEALTHCARE FACILITIES REVENUE LOC)+/-ss.                         2.07        12/01/2032          3,200,000
     760,000   HARRIS COUNTY TX HOUSTON SPORTS AUTHORITY SPECIAL REVENUE JR LIEN RODEO
               SERIES C MBIA INSURED (SPORTS FACILITIES REVENUE LOC)+/-ss.                2.30        11/15/2030            760,000
     500,000   HOUSTON TX GO   (TAX REVENUE LOC)+/-ss.                                    2.32        03/01/2010            500,000
   1,100,000   HOUSTON TX HIGHER EDUCATION FINANCE FACILITIES REVENUE FLOATER RECEIPTS
               SERIES SG 139 SOCIETE GENERALE LOC (HIGHER EDUCATION FACILITIES
               AUTHORITY REVENUE LOC)+/-ss.                                               2.32        11/15/2029          1,100,000


PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005       WELLS FARGO MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

  NATIONAL TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

                                                                                          INTEREST     MATURITY
PRINCIPAL      SECURITY NAME                                                                RATE         DATE            VALUE
TEXAS (CONTINUED)
$  1,000,000   HOUSTON TX UTILITY SYSTEMS REVENUE SERIES C-13 (WATER & SEWER
               REVENUE LOC)+/-ss.                                                         2.35%      05/15/2025     $     1,000,000
   5,120,000   LAREDO TX HOUSING DEVELOPMENT CORPORATION NUMBER 1 SERIES 618
               (LEASE REVENUE LOC)+/-ss.                                                  2.32       02/01/2010           5,120,000
   1,390,000   POLLY RYON HOSPITAL AUTHORITY TX POLLY RYON MEMORIAL HOSPITAL
               JP MORGAN CHASE & COMPANY LOC (HOSPITAL REVENUE LOC)+/-ss.                 2.30       11/01/2026           1,390,000

                                                                                                                         17,170,000
                                                                                                                    ---------------
VIRGINIA - 0.77%
   2,270,000   LOUDOUN COUNTY VA SANITATION AUTHORITY WATER & SEWER REVENUE
               (WATER REVENUE LOC)+/-ss.                                                  2.32       01/01/2024           2,270,000
                                                                                                                    ---------------

WASHINGTON - 1.60%
   2,600,000   EVERETT WA BANK OF AMERICA NA LOC (PROPERTY TAX REVENUE LOC)+/-ss.         2.35       12/01/2021           2,600,000
   1,800,000   WASHINGTON STATE HOUSING FINANCE COMMUNITY NONPROFIT REVENUE TACOMA
               ART MUSEUM PROJECT NORTHERN TRUST COMPANY LOC (INDUSTRIAL
               DEVELOPMENT REVENUE LOC)+/-ss.                                             2.34       06/01/2032           1,800,000
     300,000   WASHINGTON STATE PUBLIC POWER SUPPLY SYSTEM NUCLEAR PROJECT NUMBER 3
               (ELECTRIC REVENUE LOC)                                                     5.00       07/01/2005             302,354

                                                                                                                          4,702,354
                                                                                                                    ---------------
WISCONSIN - 2.03%
   2,500,000   KENOSHA WI SCHOOL DISTRICT NUMBER 001                                      3.00       09/26/2005           2,515,575
   2,600,000   MILWAUKEE WI (GENERAL OBLIGATION - STATES, TERRITORIES LOC)                3.50       03/23/2006           2,626,728
     800,000   MILWAUKEE WI METROPOLITAN SEWER DISTRICT (SEWER REVENUE LOC)               6.25       10/01/2005             816,859

                                                                                                                          5,959,162
                                                                                                                    ---------------
WYOMING - 0.85%
   2,500,000   WYOMING STATE EDUCATION FUND TRAN (PROPERTY TAX REVENUE LOC)               3.00       06/24/2005           2,505,487
                                                                                                                    ---------------

TOTAL MUNICIPAL BONDS & NOTES (COST $272,570,203)                                                                       272,570,203
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $295,920,203)*                                        100.77%                                                 $   295,920,203
OTHER ASSETS AND LIABILITIES, NET                            (0.77)                                                      (2,267,495)
                                                            -------                                                 ---------------
TOTAL NET ASSETS                                            100.00%                                                 $   293,652,708
                                                            =======                                                 ---------------

+/-   VARIABLE RATE SECURITIES.

ss. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                          STATEMENT OF ASSETS AND LIABILITIES --
WELLS FARGO MONEY MARKET TRUSTS                                   MARCH 31, 2005
--------------------------------------------------------------------------------

                                                                     CALIFORNIA                           NATIONAL
                                                                 TAX-FREE MONEY             MONEY   TAX-FREE MONEY
                                                                   MARKET TRUST      MARKET TRUST     MARKET TRUST
------------------------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
  IN SECURITIES, AT MARKET VALUE...............................   $ 555,347,272   $ 1,412,108,332    $ 295,920,203
  REPURCHASE AGREEMENTS........................................               0       659,340,283                0
                                                                  -------------   ---------------    -------------
TOTAL INVESTMENTS AT MARKET VALUE  (SEE COST BELOW)............     555,347,272     2,071,448,615      295,920,203
                                                                  -------------   ---------------    -------------
  CASH.........................................................          94,755            50,000          128,672
  RECEIVABLES FOR DIVIDENDS AND INTEREST.......................       2,446,226         3,120,634        1,287,860
                                                                  -------------   ---------------    -------------
TOTAL ASSETS...................................................     557,888,253     2,074,619,249      297,336,735
                                                                  -------------   ---------------    -------------

LIABILITIES
  PAYABLE FOR INVESTMENTS PURCHASED............................               0                 0        3,137,783
  DIVIDENDS PAYABLE............................................         777,065         3,932,273          436,204
  PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3)........          87,239           292,039           43,197
  PAYABLE TO THE TRUSTEES AND DISTRIBUTOR......................           1,520             1,250            2,244
  ACCRUED EXPENSES AND OTHER LIABILITIES.......................         137,349           243,055           64,599
                                                                  -------------   ---------------    -------------
TOTAL LIABILITIES..............................................       1,003,173         4,468,617        3,684,027
                                                                  -------------   ---------------    -------------
TOTAL NET ASSETS...............................................   $ 556,885,080   $ 2,070,150,632    $ 293,652,708
                                                                  =============   ===============    =============

NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------------------
  PAID-IN CAPITAL..............................................   $ 556,906,898   $ 2,070,185,801    $ 293,669,057
  UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)...................               0                 2              922
  UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS........         (21,818)          (35,171)         (17,271)
                                                                  -------------   ---------------    -------------
TOTAL NET ASSETS...............................................   $ 556,885,080   $ 2,070,150,632    $ 293,652,708
                                                                  -------------   ---------------    -------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE (1)
------------------------------------------------------------------------------------------------------------------
  NET ASSETS...................................................   $ 556,885,080   $ 2,070,150,632    $ 293,652,708
  SHARES OUTSTANDING...........................................     556,894,224     2,070,264,123      293,662,494
  NET ASSET VALUE AND OFFERING PRICE PER SHARE.................   $        1.00   $          1.00    $        1.00
                                                                  -------------   ---------------    -------------
INVESTMENTS AT COST............................................   $ 555,347,272   $ 2,071,448,615    $ 295,920,203
                                                                  =============   ===============    =============

(1)   EACH FUND HAS AN UNLIMITED NUMBER OF AUTHORIZED SHARES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS --
FOR THE YEAR ENDED MARCH 31, 2005                WELLS FARGO MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

                                                                     CALIFORNIA                           NATIONAL
                                                                 TAX-FREE MONEY             MONEY   TAX-FREE MONEY
                                                                   MARKET TRUST      MARKET TRUST     MARKET TRUST
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INTEREST....................................................   $   7,506,073   $    27,149,511    $   4,835,792
                                                                  -------------   ---------------    -------------
TOTAL INVESTMENT INCOME........................................       7,506,073        27,149,511        4,835,792
                                                                  -------------   ---------------    -------------

EXPENSES
   ADMINISTRATION FEES.........................................         885,395         2,572,887          594,874
   CUSTODY FEES................................................         104,164           302,693           69,985
   ACCOUNTING FEES.............................................          49,685           106,266           39,944
   AUDIT FEES..................................................          16,502            17,613           18,002
   LEGAL FEES..................................................             518             3,990            7,928
   REGISTRATION FEES...........................................             518               565              518
   SHAREHOLDER REPORTS.........................................           1,000               565           19,998
   TRUSTEES' FEES..............................................           7,092             7,092            7,092
   OTHER FEES AND EXPENSES.....................................           9,922            25,430            8,535
                                                                  -------------   ---------------    -------------
TOTAL EXPENSES.................................................       1,074,796         3,037,101          766,876
                                                                  -------------   ---------------    -------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3)................         (32,926)          (16,522)         (66,992)
   NET EXPENSES................................................       1,041,870         3,020,579          699,884
                                                                  -------------   ---------------    -------------
NET INVESTMENT INCOME (LOSS)...................................       6,464,203        24,128,932        4,135,908
                                                                  -------------   ---------------    -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
   SECURITIES..................................................         (16,619)          (30,747)         (15,831)
                                                                  -------------   ---------------    -------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS......................         (16,619)          (30,747)         (15,831)
                                                                  -------------   ---------------    -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS.........         (16,619)          (30,747)         (15,831)
                                                                  -------------   ---------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS   $   6,447,584   $    24,098,185    $   4,120,077
                                                                  =============   ===============    =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO MONEY MARKET TRUSTS              STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                             CALIFORNIA TAX-FREE
                                                                              MONEY MARKET TRUST
                                                                     -----------------------------------
                                                                              FOR THE            FOR THE
                                                                           YEAR ENDED         YEAR ENDED
                                                                       MARCH 31, 2005     MARCH 31, 2004
--------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS............................................. $    501,852,748   $    830,713,076

OPERATIONS:
   NET INVESTMENT INCOME (LOSS).....................................        6,464,203          5,199,598
   NET REALIZED GAIN (LOSS) ON INVESTMENTS..........................          (16,619)            22,320
                                                                     ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.....        6,447,584          5,221,918
                                                                     ----------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME............................................       (6,464,203)        (5,223,825)
   NET REALIZED GAIN ON SALES OF INVESTMENTS........................          (27,520)                  0

CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD........................................    2,140,375,718      1,838,011,372
   REINVESTMENT OF DISTRIBUTIONS....................................          184,739            172,313
   COST OF SHARES REDEEMED..........................................   (2,085,483,986)    (2,167,042,106)
                                                                     ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
TRANSACTIONS.......................................................        55,076,471       (328,858,421)
                                                                     ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS...............................       55,032,332       (328,860,328)
                                                                     ----------------   ----------------
ENDING NET ASSETS................................................... $    556,885,080   $    501,852,748
                                                                     ================   ================
SHARES ISSUED AND REDEEMED:
   SHARES SOLD......................................................    2,140,375,718      1,838,011,372
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS...................          184,739            172,313
   SHARES REDEEMED..................................................   (2,085,483,986)    (2,167,042,108)
                                                                     ----------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
SHARE TRANSACTIONS..................................................        5,076,471       (328,858,423)
                                                                     ----------------   ----------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)........ $              0   $              0
                                                                     ================   ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS              WELLS FARGO MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

                                                                              MONEY MARKET TRUST
                                                                     -----------------------------------
                                                                              FOR THE            FOR THE
                                                                           YEAR ENDED         YEAR ENDED
                                                                       MARCH 31, 2005     MARCH 31, 2004
--------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS............................................. $  1,448,899,436   $  1,823,970,186

OPERATIONS:
   NET INVESTMENT INCOME (LOSS).....................................       24,128,932         16,674,800
   NET REALIZED GAIN (LOSS) ON INVESTMENTS..........................          (30,747)            (4,424)
                                                                     ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.....       24,098,185         16,670,376
                                                                     ----------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME............................................      (24,128,932)       (16,812,619)
   NET REALIZED GAIN ON SALES OF INVESTMENTS........................                0                  0

CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD........................................   14,808,438,447     15,517,420,971
   REINVESTMENT OF DISTRIBUTIONS....................................               87                 56
   COST OF SHARES REDEEMED..........................................  (14,187,156,591)   (15,892,349,534)
                                                                     ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
TRANSACTIONS........................................................      621,281,943       (374,928,507)
                                                                     ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS...............................      621,251,196       (375,070,750)
                                                                     ----------------   ----------------
ENDING NET ASSETS................................................... $  2,070,150,632   $  1,448,899,436
                                                                     ================   ================
SHARES ISSUED AND REDEEMED:
   SHARES SOLD......................................................   14,808,438,447     15,517,420,971
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS...................               87                 56
   SHARES REDEEMED..................................................  (14,187,156,591)   (15,892,349,534)
                                                                     ----------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
SHARE TRANSACTIONS..................................................     621,281,943       (374,928,507)
                                                                     ----------------   ----------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)........ $              2   $              2
                                                                     ================   ================

                                                                              NATIONAL TAX-FREE
                                                                             MONEY MARKET TRUST
                                                                     -----------------------------------
                                                                              FOR THE            FOR THE
                                                                           YEAR ENDED         YEAR ENDED
                                                                       MARCH 31, 2005     MARCH 31, 2004
--------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS............................................. $    563,984,655   $    507,048,487

OPERATIONS:
   NET INVESTMENT INCOME (LOSS).....................................        4,135,908          4,490,598
   NET REALIZED GAIN (LOSS) ON INVESTMENTS..........................          (15,831)            64,078
                                                                     ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.....        4,120,077          4,554,676
                                                                     ----------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME............................................       (4,135,910)        (4,502,710)
   NET REALIZED GAIN ON SALES OF INVESTMENTS........................          (64,774)                 0

CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD........................................    2,077,725,612      2,835,760,285
   REINVESTMENT OF DISTRIBUTIONS....................................           77,112             46,572
   COST OF SHARES REDEEMED..........................................   (2,348,054,064)    (2,778,922,655)
                                                                     ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
SHARE TRANSACTIONS..................................................     (270,251,340)        56,884,202
                                                                     ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS...............................     (270,331,947)        56,936,168
                                                                     ----------------   ----------------
ENDING NET ASSETS................................................... $    293,652,708    $   563,984,655
                                                                     ================   ================
SHARES ISSUED AND REDEEMED:
   SHARES SOLD......................................................    2,077,725,611      2,835,760,284
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS...................           77,111             46,572
   SHARES REDEEMED..................................................   (2,348,054,064)    (2,778,922,655)
                                                                     ----------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
SHARE TRANSACTIONS..................................................     (270,251,342)        56,884,201
                                                                     ----------------   ----------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)........ $            922   $            924
                                                                     ================   ================

WELLS FARGO MONEY MARKET TRUSTS                             FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                             BEGINNING         NET    NET REALIZED  DISTRIBUTIONS  DISTRIBUTIONS     ENDING
                                             NET ASSET  INVESTMENT  AND UNREALIZED       FROM NET       FROM NET  NET ASSET
                                             VALUE PER      INCOME     GAIN (LOSS)     INVESTMENT       REALIZED  VALUE PER
                                                 SHARE      (LOSS)  ON INVESTMENTS         INCOME          GAINS      SHARE
---------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET TRUST
---------------------------------------------------------------------------------------------------------------------------
APRIL 1, 2004 TO MARCH 31, 2005............  $    1.00        0.01            0.00          (0.01)          0.00  $    1.00
APRIL 1, 2003 TO MARCH 31, 2004............  $    1.00        0.01            0.00          (0.01)          0.00  $    1.00
APRIL 1, 2002 TO MARCH 31, 2003............  $    1.00        0.01            0.00          (0.01)          0.00  $    1.00
APRIL 1, 2001 TO MARCH 31, 2002............  $    1.00        0.02            0.00          (0.02)          0.00  $    1.00
APRIL 1, 2000 TO MARCH 31, 2001............  $    1.00        0.03            0.00          (0.03)          0.00  $    1.00

MONEY MARKET TRUST
---------------------------------------------------------------------------------------------------------------------------
APRIL 1, 2004 TO MARCH 31, 2005............  $    1.00        0.02            0.00          (0.02)          0.00  $    1.00
APRIL 1, 2003 TO MARCH 31, 2004............  $    1.00        0.01            0.00          (0.01)          0.00  $    1.00
APRIL 1, 2002 TO MARCH 31, 2003............  $    1.00        0.02            0.00          (0.02)          0.00  $    1.00
APRIL 1, 2001 TO MARCH 31, 2002............  $    1.00        0.03            0.00          (0.03)          0.00  $    1.00
APRIL 1, 2000 TO MARCH 31, 2001............  $    1.00        0.06            0.00          (0.06)          0.00  $    1.00

NATIONAL TAX-FREE MONEY MARKET TRUST
---------------------------------------------------------------------------------------------------------------------------
APRIL 1, 2004 TO MARCH 31, 2005............  $    1.00        0.01            0.00          (0.01)          0.00  $    1.00
APRIL 1, 2003 TO MARCH 31, 2004............  $    1.00        0.01            0.00          (0.01)          0.00  $    1.00
APRIL 1, 2002 TO MARCH 31, 2003............  $    1.00        0.01            0.00          (0.01)          0.00  $    1.00
APRIL 1, 2001 TO MARCH 31, 2002............  $    1.00        0.02            0.00          (0.02)          0.00  $    1.00
APRIL 1, 2000 TO MARCH 31, 2001............  $    1.00        0.04            0.00          (0.04)          0.00  $    1.00

(1) DURING EACH PERIOD, VARIOUS FEES AND EXPENSES WERE WAIVED AND REIMBURSED AS INDICATED. THE RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS REFLECTS THE EXPENSE RATIO IN THE ABSENCE OF ANY WAIVERS AND REIMBURSEMENTS (NOTE
      3).

(2) TOTAL RETURN CALCULATIONS FOR LESS THAN ONE YEAR ARE NOT ANNUALIZED AND WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED OR REIMBURSED DURING THE PERIODS SHOWN.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                             WELLS FARGO MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

                                                 RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                               -------------------------------------------------                NET ASSETS AT
                                               NET INVESTMENT      GROSS   EXPENSES          NET     TOTAL      END OF PERIOD
                                                       INCOME   EXPENSES     WAIVED     EXPENSES    RETURN(2)  (000'S OMITTED)
-----------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET TRUST
------------------------------------------------------------------------------------------------------------------------------
APRIL 1, 2004 TO MARCH 31, 2005............              1.24%      0.21%     (0.01)%       0.20%     1.24%       $   556,885
APRIL 1, 2003 TO MARCH 31, 2004............              0.81%      0.21%     (0.01)%       0.20%     0.82%       $   501,853
APRIL 1, 2002 TO MARCH 31, 2003............              1.16%      0.24%     (0.04)%       0.20%     1.18%       $   830,713
APRIL 1, 2001 TO MARCH 31, 2002............              1.92%      0.25%     (0.05)%       0.20%     2.01%       $   852,775
APRIL 1, 2000 TO MARCH 31, 2001............              3.33%      0.23%     (0.03)%       0.20%     3.41%       $   590,286

MONEY MARKET TRUST
-----------------------------------------------------------------------------------------------------------------------------
APRIL 1, 2004 TO MARCH 31, 2005............              1.59%      0.20%      0.00%        0.20%     1.61%       $ 2,070,151
APRIL 1, 2003 TO MARCH 31, 2004............              0.98%      0.21%     (0.01)%       0.20%     1.00%       $ 1,448,899
APRIL 1, 2002 TO MARCH 31, 2003............              1.56%      0.23%     (0.03)%       0.20%     1.58%       $ 1,823,970
APRIL 1, 2001 TO MARCH 31, 2002............              3.02%      0.22%     (0.02)%       0.20%     3.27%       $ 1,776,435
APRIL 1, 2000 TO MARCH 31, 2001............              6.20%      0.22%     (0.02)%       0.20%     6.44%       $ 1,161,092

NATIONAL TAX-FREE MONEY MARKET TRUST
-----------------------------------------------------------------------------------------------------------------------------
APRIL 1, 2004 TO MARCH 31, 2005............              1.18%      0.22%     (0.02)%       0.20%     1.25%       $   293,653
APRIL 1, 2003 TO MARCH 31, 2004............              0.86%      0.21%     (0.01)%       0.20%     0.86%       $   563,985
APRIL 1, 2002 TO MARCH 31, 2003............              1.28%      0.22%     (0.02)%       0.20%     1.30%       $   507,048
APRIL 1, 2001 TO MARCH 31, 2002............              2.08%      0.24%     (0.04)%       0.20%     2.25%       $   627,773
APRIL 1, 2000 TO MARCH 31, 2001............              3.89%      0.25%     (0.05)%       0.20%     4.01%       $   339,791

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO MONEY MARKET TRUSTS                    NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and is currently comprised of 74 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the California Tax-Free Money Market Trust, Money Market Trust, and National Tax-Free Money Market Trust.

      Each Fund, except for the California Tax-Free Money Market Trust, is a diversified series of the Trust. The California Tax-Free Money Market Trust is a non-diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

      The Fund(s) invests only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

      The amortized cost method is used to value portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Fund(s) seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

      Investments which are not valued using any of the methods discussed above, are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

DISTRIBUTIONS TO SHAREHOLDERS

      Net investment income, if any, is declared daily and distributed to shareholders monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

      For federal income tax purposes, a Fund may designate as capital gains dividends the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

      Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

      At March 31, 2005, there were no reclassification adjustments made on the Statement of Assets and Liabilities.

FEDERAL INCOME TAXES

      Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at March 31, 2005.

      At March 31, 2005, estimated net capital loss carryforwards, which are available to offset future net realized capital gains, were:

                                                    Capital Loss
      Fund                     Year Expires        Carryforwards
--------------------------------------------------------------------------------
      MONEY MARKET TRUST           2012              $   2,491
--------------------------------------------------------------------------------
                                   2013                 32,680

NOTES TO FINANCIAL STATEMENTS                    WELLS FARGO MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

      At March 31, 2005, current year deferred post-October capital losses, which will be treated as realized for tax purposes on the first day of the succeeding year, were:

                                                 Deferred Post-October
      Fund                                          Capital Loss
--------------------------------------------------------------------------------
      CALIFORNIA TAX-FREE MONEY MARKET TRUST       $      21,818
--------------------------------------------------------------------------------
      NATIONAL TAX-FREE MONEY MARKET TRUST                17,271

REPURCHASE AGREEMENTS

      The Fund(s) may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

      Pursuant to the advisory contract, Funds Management does not receive a fee for providing those services.

ADMINISTRATION AND TRANSFER AGENT FEES

      The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

                                                                (% of Average
                          Average Daily Net Assets            Daily Net Assets)*
--------------------------------------------------------------------------------
      ALL FUNDS                 $0 - $4.99 billion                   0.17
                        $5 billion - $9.99 billion                   0.16
                                    >$9.99 billion                   0.15
--------------------------------------------------------------------------------

      * Effective August 2, 2004. Prior to August 2, 2004, Funds Management was entitled to be paid an administration fee of 0.17% of average daily net assets.

      The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator for its services as transfer agent.

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to certain transaction charges plus a monthly fee for custody services at the following annual rates:

                                                               % of Average
                                                           Daily Net Assets
--------------------------------------------------------------------------------
      ALL FUNDS                                                  0.02
--------------------------------------------------------------------------------
OTHER FEES

      PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset based fee, and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

WELLS FARGO MONEY MARKET TRUSTS                    NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

WAIVED FEES AND REIMBURSED EXPENSES

      All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the year ended March 31, 2005, were waived by Funds Management, first from advisory fees, and then any remaining amount consecutively from administration, custody and shareholder servicing fees collected, if any. The Fund's Adviser has committed to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund(s). Net operating expense ratios during the period were as follows:

                                                            Net Operating
                                                           Expense Ratios
--------------------------------------------------------------------------------
      CALIFORNIA TAX-FREE MONEY MARKET TRUST                    0.20%
--------------------------------------------------------------------------------
      MONEY MARKET TRUST                                        0.20%
--------------------------------------------------------------------------------
      NATIONAL TAX-FREE MONEY MARKET TRUST                      0.20%

4. DISTRIBUTION TO SHAREHOLDERS
--------------------------------------------------------------------------------

      The tax character of distributions paid during the years ended March 31, 2005 and March 31, 2004 was as follows:

                                                      Ordinary               Long-Term     Dividends Paid
                      Tax-Exempt Income                Income              Capital Gain     on Redemption           Total
      Fund            2005         2004          2005           2004        2005   2004    2005     2004        2005       2004
-----------------------------------------------------------------------------------------------------------------------------------
      CALIFORNIA
      TAX-FREE
      MONEY MARKET
      TRUST        $6,463,601   $5,199,598   $       602    $    24,227    $27,520  $ 0     $ 0   $    0    $ 6,491,723 $ 5,223,825
-----------------------------------------------------------------------------------------------------------------------------------
      MONEY MARKET
      TRUST                 0            0    24,128,932     16,812,619          0    0       0        0     24,128,932  16,812,619
-----------------------------------------------------------------------------------------------------------------------------------
      NATIONAL
      TAX-FREE
      MONEY MARKET
      TRUST         4,135,373    4,489,856        10,181         12,695     55,130  159       0        0      4,200,684   4,502,710
-----------------------------------------------------------------------------------------------------------------------------------

As of March 31, 2005, the components of distributable earnings on a tax basis are shown on the table below.

                                         Undistributed   Undistributed  Undistributed     Unrealized
                                          Tax-Exempt       Ordinary       Long-Term      Appreciation   Capital Loss
Fund                                        Income          Income          Gain        (Depreciation)  Carryforward *      Total
-----------------------------------------------------------------------------------------------------------------------------------
      CALIFORNIA TAX-FREE
      MONEY MARKET TRUST                  $    777,065   $           0  $           0   $          0    $     (21,818)   $  755,247
-----------------------------------------------------------------------------------------------------------------------------------
      MONEY MARKET TRUST                             0       3,932,275              0              0          (35,171)    3,897,104
-----------------------------------------------------------------------------------------------------------------------------------
      NATIONAL TAX-FREE
      MONEY MARKET TRUST                       437,126               0              0              0          (17,271)      419,855
-----------------------------------------------------------------------------------------------------------------------------------

* This amount includes any post-October loss, which will reverse on the first day of the following fiscal year.

5. SUBSEQUENT EVENT
--------------------------------------------------------------------------------

DISTRIBUTOR CHANGE

      The Board of Trustees has approved the replacement of Stephens Inc. as the Fund(s) distributor with Wells Fargo Funds Distributor, LLC, effective April 11, 2005.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM                           WELLS FARGO MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
WELLS FARGO FUNDS TRUST:

      We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the California Tax-Free Money Market Trust Fund, Money Market Trust Fund, and the National Tax-Free Money Market Trust Fund (the "Funds"), each a series of the Wells Fargo Funds Trust, as of March 31, 2005, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2005, by correspondence with the custodian and brokers. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned Funds of the Wells Fargo Funds Trust as of March 31, 2005, the results of their operations for the year then ended, and the changes in their net assets and their financial highlights for the periods presented, in conformity with U.S. generally accepted accounting principles.

                                                        /s/ KPMG LLP

Philadelphia, Pennsylvania
May 19, 2005

WELLS FARGO MONEY MARKET TRUSTS                    OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

      A description of the policies and procedures that the Fund(s) uses to determine how to vote proxies relating to portfolio securities and information regarding the results of such voting during the most recent 12-month period ended June 30, is available without charge, upon request, by calling 1-800-222-8222, visiting our website at WWW.WELLSFARGOFUNDS.COM or visiting the SEC website at WWW.SEC.GOV.

PORTFOLIO HOLDINGS INFORMATION

      The Fund(s) files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at WWW.SEC.GOV. In addition, the Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

TAX INFORMATION

      For federal and California income tax purposes, the following Fund(s) designates a percentage of its distributions paid from net investment income during the year as exempt-interest dividends under Section 852(b)(5) of the Code and under Section 17145 of the California Revenue and Taxation Code:

                                                     % of the distributions paid
      Fund                                          from net investment income
--------------------------------------------------------------------------------
      CALIFORNIA TAX-FREE MONEY MARKET TRUST                   100
--------------------------------------------------------------------------------
      For federal income tax purposes, the following Fund(s) designates a percentage of its distributions paid from net investment income during the year as exempt-interest dividends under Section 852(b)(5) of the Code:

                                                     % of the distributions paid
      Fund                                          from net investment income
--------------------------------------------------------------------------------
      NATIONAL TAX-FREE MONEY MARKET TRUST                     100
--------------------------------------------------------------------------------
       Pursuant to Section 852(b)(3) of the Internal Revenue Code, the Fund(s) listed below designates the following amounts as long-term capital gain dividends for the year:

      Fund                                                Long-Term Capital Gain
--------------------------------------------------------------------------------
      CALIFORNIA TAX-FREE MONEY MARKET TRUST                   $ 27,520
--------------------------------------------------------------------------------
      NATIONAL TAX-FREE MONEY MARKET TRUST                       55,130

BOARD OF TRUSTEES

      The following table provides basic information about the Board of Trustees ("Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 101 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Nominating Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INTERESTED TRUSTEES**

-------------------------------------------------------------------------------------------------------
                          Position held and       Principal occupations during
Name and Age              length of service ***   past five years                   Other Directorships
-------------------------------------------------------------------------------------------------------
Robert C. Brown ****      Trustee                 Retired.                          None
73                        since 1992
-------------------------------------------------------------------------------------------------------
J. Tucker Morse           Trustee                 Private Investor/Real Estate      None
60                        since 1987              Developer; Chairman of
                                                  White Point Capital, LLC.
-------------------------------------------------------------------------------------------------------

NON-INTERESTED TRUSTEES

-------------------------------------------------------------------------------------------------------
                          POSITION HELD AND       PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE ***   PAST FIVE YEARS                   OTHER DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------
Thomas S. Goho            Trustee                 Associate Professor of Finance,   None
62                        since 1987              Wake Forest University,
                                                  Calloway School of Business
                                                  and Accountancy.
-------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------
                          POSITION HELD AND       PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE ***   PAST FIVE YEARS                   OTHER DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------
Peter G. Gordon           Trustee                 Chairman, CEO, and                None
62                        since 1998              Co-Founder of Crystal Geyser
                          (Chairman               Water Company and President
                          since 2004)             of Crystal Geyser Roxane
                                                  Water Company.
-------------------------------------------------------------------------------------------------------
Richard M. Leach          Trustee                 Retired. Prior thereto, President None
71                        since 1987              of Richard M. Leach Associates
                                                  (a financial consulting firm).
-------------------------------------------------------------------------------------------------------
Timothy J. Penny          Trustee                 Senior Counselor to the public    None
53                        since 1996              relations firm of Himle-Horner
                                                  and Senior Fellow at the
                                                  Humphrey Institute,
                                                  Minneapolis, Minnesota (a
                                                  public policy organization).
-------------------------------------------------------------------------------------------------------
Donald C. Willeke         Trustee                 Principal in the law firm of      None
64                        since 1996              Willeke & Daniels.
-------------------------------------------------------------------------------------------------------

OFFICERS


-------------------------------------------------------------------------------------------------------
                          POSITION HELD AND       PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE       PAST FIVE YEARS                   OTHER DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------
Karla M. Rabusch          President,              Executive Vice President of       None
45                        since 2003              Wells Fargo Bank, N.A.
                                                  President of Wells Fargo Funds
                                                  Management, LLC. Senior Vice
                                                  President and Chief
                                                  Administrative Officer of Wells
                                                  Fargo Funds Management, LLC
                                                  from 2001 to 2003. Vice
                                                  President of Wells Fargo Bank,
                                                  N.A. from 1997 to 2000.
-------------------------------------------------------------------------------------------------------
Stacie D. DeAngelo        Treasurer,              Senior Vice President of Wells    None
36                        since 2003              Fargo Bank, N.A. Senior Vice
                                                  President of Operations for
                                                  Wells Fargo Funds Management,
                                                  LLC. Prior thereto, Operations
                                                  Manager at Scudder Weisel
                                                  Capital, LLC (2000 to 2001),
                                                  Director of Shareholder
                                                  Services at BISYS Fund
                                                  Services (1999 to 2000) and
                                                  Assistant Vice President of
                                                  Operations with Nicholas-
                                                  Applegate Capital Management
                                                  (1993 to 1999).
-------------------------------------------------------------------------------------------------------
C. David Messman          Secretary, Vice         President and Managing None
44                        since 2000              Senior Counsel of Wells Fargo
                                                  Bank, N.A. Senior Vice
                                                  President and Secretary of
                                                  Wells Fargo Funds Management,
                                                  LLC. Vice President and
                                                  Senior Counsel of Wells Fargo
                                                  Bank, N.A. from 1996 to 2003.
-------------------------------------------------------------------------------------------------------

   * The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222.

  ** Currently, two of the seven Trustees are considered "interested persons" of the Trusts as defined in the Investment Company Act of 1940. One of the interested Trustees, Robert C. Brown, owns securities of Wells Fargo & Company, and one of the interested Trustees, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

 *** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

****  Robert C. Brown retired as a Trustee effective April 5, 2005.

WELLS FARGO MONEY MARKET TRUSTS                            LIST OF ABBREVIATIONS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG         -- Association of Bay Area Governments
ADR          -- American Depository Receipt
AMBAC        -- American Municipal Bond Assurance Corporation
AMT          -- Alternative Minimum Tax
ARM          -- Adjustable Rate Mortgages
BART         -- Bay Area Rapid Transit
CDA          -- Community Development Authority
CDSC         -- Contingent Deferred Sales Charge
CGIC         -- Capital Guaranty Insurance Company
CGY          -- Capital Guaranty Corporation
CMT          -- Constant Maturity Treasury
COFI         -- Cost of Funds Index
Connie Lee   -- Connie Lee Insurance Company
COP          -- Certificate of Participation
CP           -- Commercial Paper
CTF          -- Common Trust Fund
DW&P         -- Department of Water & Power
DWR          -- Department of Water Resources
EDFA         -- Education Finance Authority
FFCB         -- Federal Farm Credit Bank
FGIC         -- Financial Guaranty Insurance Corporation
FHA          -- Federal Housing Authority
FHLB         -- Federal Home Loan Bank
FHLMC        -- Federal Home Loan Mortgage Corporation
FNMA         -- Federal National Mortgage Association
FRN          -- Floating Rate Notes
FSA          -- Financial Security Assurance, Inc
GDR          -- Global Depository Receipt
GNMA         -- Government National Mortgage Association
GO           -- General Obligation
HFA          -- Housing Finance Authority
HFFA         -- Health Facilities Financing Authority
IDA          -- Industrial Development Authority
IDR          -- Industrial Development Revenue
LIBOR        -- London Interbank Offered Rate
LLC          -- Limited Liability Corporation
LOC          -- Letter of Credit
LP           -- Limited Partnership
MBIA         -- Municipal Bond Insurance Association
MFHR         -- Multi-Family Housing Revenue
MUD          -- Municipal Utility District
MTN          -- Medium Term Note
PCFA         -- Pollution Control Finance Authority
PCR          -- Pollution Control Revenue
PFA          -- Public Finance Authority
PLC          -- Private Placement
PSFG         -- Public School Fund Guaranty
RAW          -- Revenue Anticipation Warrants
RDA          -- Redevelopment Authority
RDFA         -- Redevelopment Finance Authority
R&D          -- Research & Development
SFHR         -- Single Family Housing Revenue
SFMR         -- Single Family Mortgage Revenue
SLMA         -- Student Loan Marketing Association
STEERS       -- Structured Enhanced Return Trust
TBA          -- To Be Announced
TRAN         -- Tax Revenue Anticipation Notes
USD          -- Unified School District
V/R          -- Variable Rate
WEBS         -- World Equity Benchmark Shares
XLCA         -- XL Capital Assurance

MORE INFORMATION ABOUT WELLS FARGO FUNDS(R)IS AVAILABLE FREE UPON REQUEST. TO OBTAIN LITERATURE, PLEASE WRITE OR CALL:

WELLS FARGO FUNDS
PO BOX 8266
BOSTON, MA 02266-8266

WELLS FARGO FUNDS INVESTOR SERVICES: 1-800-222-8222 OR VISIT OUR WEB SITE AT WWW.WELLSFARGOFUNDS.COM.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE WELLS FARGO FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

WELLS FARGO FUNDS MANAGEMENT, LLC, A WHOLLY-OWNED SUBSIDIARY OF WELLS FARGO & COMPANY, PROVIDES INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES FOR THE WELLS FARGO FUNDS. OTHER AFFILIATES OF WELLS FARGO & COMPANY PROVIDE SUB-ADVISORY AND OTHER SERVICES FOR THE FUNDS. THE FUNDS ARE DISTRIBUTED BY STEPHENS INC., MEMBER NYSE/SIPC. WELLS FARGO & COMPANY AND ITS AFFILIATES ARE NOT AFFILIATED WITH STEPHENS INC.

           -----------------------------------------------------------
              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
           -----------------------------------------------------------

(c) 2005 Wells Fargo Funds Management, LLC. All rights reserved.  AR 010 (05/05)

                                [GRAPHIC OMITTED]

                                                                          [LOGO]
                                                                           WELLS
                                                                           FARGO

                                                                           FUNDS

                                   Wells Fargo OVERLAND EXPRESS SWEEP FUND

                                                             ANNUAL REPORT

                                   WELLS FARGO OVERLAND EXPRESS SWEEP FUND


                                                            MARCH 31, 2005

                                         WELLS FARGO OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

Table of Contents

Letter to Shareholders ....................................................    1
--------------------------------------------------------------------------------
Money Market Overview ....................................................     2
--------------------------------------------------------------------------------
Performance Highlights
--------------------------------------------------------------------------------
   Overland Express Sweep Fund ...........................................     3
Fund Expenses .............................................................    4
--------------------------------------------------------------------------------
Portfolio of Investments
--------------------------------------------------------------------------------
   Overland Express Sweep Fund ............................................    5
Financial Statements
--------------------------------------------------------------------------------
   Statement of Assets and Liabilities ....................................    8
   Statement of Operations ................................................    9
   Statements of Changes in Net Assets ....................................   10
   Financial Highlights ...................................................   12
Notes to Financial Statements ............................................    14
--------------------------------------------------------------------------------
Report of Independent Registered Public Accounting Firm ..................    17
--------------------------------------------------------------------------------
Other Information (Unaudited) .............................................   18
--------------------------------------------------------------------------------
List of Abbreviations .....................................................   20
--------------------------------------------------------------------------------

             -------------------------------------------------------
                NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE
             -------------------------------------------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

LETTER TO SHAREHOLDERS                   WELLS FARGO OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

      We are pleased to provide you with this Wells Fargo Money Market Funds (the Funds) annual report for the 12-month period ended March 31, 2005. On the following pages, you will find the money market overview and information about each Fund's investment portfolio.

HIGHER RATES, HIGHER YIELDS
--------------------------------------------------------------------------------

      After remaining flat during the prior year, money market rates have risen steadily throughout the fiscal year ending March 31, 2005. A surprisingly strong payroll report in April 2004 stirred the markets into believing that the Federal Reserve Board (the Fed) would begin raising short-term interest rates. As expectations for action by the Fed increased, yields on money market funds began to rise, particularly on securities at the longer end of the maturity spectrum. However, the yields on these longer-term securities did not accurately reflect the eventual actions of the Fed, which raised short-term interest rates a total of seven times, from 1% to 2.75%, beginning in June 2004.

      The moves were highly anticipated as the Fed prepared investors with its commentary, therefore causing little market disruption. Common themes in the Fed's statements were that monetary policy was too accommodative and that tightening would take place by raising interest rates at a measured pace.

LOOKING AHEAD
--------------------------------------------------------------------------------

      As the economy continues to improve, increased inflationary pressures could lead to higher interest rates. This, in turn, could potentially lead to higher yields for investors in money market funds. The Fund managers will continue to manage the Funds in a manner that will seek to provide for a stable net asset value. Regardless of what lies ahead, investors should continue to follow the fundamentals of investing - asset allocation and diversification - in an effort to achieve their long-term financial goals.

      Thank you for your investment in WELLS FARGO FUNDS(R). We appreciate the confidence that you have placed in us. If you have any questions or need further information, please contact your investment professional, or call us at 1-800-222-8222. You may also visit our Web site at WWW.WELLSFARGOFUNDS.COM.

Sincerely,

/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO FUNDS

WELLS FARGO OVERLAND EXPRESS SWEEP FUND                    MONEY MARKET OVERVIEW
--------------------------------------------------------------------------------

MONEY MARKET OVERVIEW

      This report covers the 12-month period ended March 31, 2005.

PRIME MONEY MARKET SECURITIES
--------------------------------------------------------------------------------

      The money market yield curve steepened dramatically over the 12-month reporting period. At the end of March 31, 2004, yields on one-year LIBOR (London Inter-Bank Offered Rate) securities were 0.35% higher than overnight rates. On March 31, 2005, they were 1.15% higher. Although interest rates generally rose, borrowers apparently still believed that the higher cost was justified in comparison to their potential economic returns. Indeed, after several years of decline, top-rated commercial paper outstanding increased 9.3% since September 2004 to $1.29 trillion, a level not seen since 2001.

      The credit picture looked brighter during the first six months of the period, but grew murky again in the later half as merger and acquisition activity increased and headlines about companies issuing profit warnings began to emerge. Still, the yield advantage on commercial paper and other corporate credit versus U.S. Treasury securities remained small, encouraging investors to either look for longer maturities or dip down in credit quality to potentially pick up yield. In this environment, we remained cautious in our credit process.

U.S. GOVERNMENT AGENCY SECURITIES
--------------------------------------------------------------------------------

      A similar situation took place with U.S. government agency securities, despite credit quality concerns at the agencies. This was largely due to reduced supply as rising interest rates slowed mortgage refinancing activity. The impact of improper accounting by the Federal National Mortgage Association (FNMA) forced the mortgage giant to reduce the size of its mortgage portfolio, thus reducing the agency's need for financing. Prospects for legislation creating a stronger regulator for the FNMA, the Federal Home Loan Mortgage Corporation (FHLMC), and the Federal Home Loan Bank (FHLB) have improved dramatically, and now appear certain.

U.S. TREASURY SECURITIES
--------------------------------------------------------------------------------

      Cash flows into U.S. Treasury bills increased as the upcoming election and terrorism fears caused investors to be more conservative. For example, as fears of election-related terrorism peaked in early October 2004, the yield spread between three-month U.S. Treasury bills and three-month LIBOR rates widened significantly. For the year, the average differential between LIBOR rates and U.S. Treasury bills at the one-month, three-month, and six-month maturities all widened, suggesting a flight to quality.

TAX-FREE SECURITIES
--------------------------------------------------------------------------------

      Yields on tax-exempt securities increased, but not as much as taxable securities. The yield on one-week securities rose from 0.99% to 2.28% during the fiscal year ended March 31, 2005, while the yield on one-year tax-exempt securities rose from 1.02% to 2.59%. Because the rates increased frequently, the best performing securities were variable-rate demand notes.

      With interest rates still near historic lows, municipal issuers continue to tap the markets in order to refinance older issues. While some municipalities are seeing increases in their credit ratings, the tax-exempt market continues to face challenges in many localities. California's ratings were raised from triple-B to single-A. Nevertheless, the state is still in a difficult financial position. Despite the $700 million surplus over year-to-date revenue projections, California is still facing a billion dollar structural deficit. New York Transitional Finance Authority was raised to AAA/Aa1 from AA+/Aa2, by both S&P and Moody's. In spite of these upbeat notes, other issuers, such as the State of Illinois and the City of San Diego, continue to face financial challenges because of under-funded pension plans and diminished reserves. We continue to be vigilant on these issues.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------

      As the Federal Reserve Board continues to increase short-term interest rates, we will seek to capture these increases in the yields of money market instruments. We intend to continue to emphasize floating rate and variable rate securities, as long as we believe that rates are steady or rising.

      AN INVESTMENT IN THE WELLS FARGO MONEY MARKET FUNDS IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

      THE VIEWS EXPRESSED ARE AS OF MARCH 31, 2005, AND ARE THOSE OF THE FUNDS' MANAGERS. THE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME IN RESPONSE TO CHANGING CIRCUMSTANCES IN THE MARKET AND ARE NOT INTENDED TO PREDICT OR GUARANTEE THE FUTURE PERFORMANCE OF ANY INDIVIDUAL SECURITY, MARKET SECTOR OR THE MARKETS GENERALLY, OR THE WELLS FARGO MONEY MARKET FUNDS.

PERFORMANCE HIGHLIGHTS                   WELLS FARGO OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

WELLS FARGO OVERLAND EXPRESS SWEEP FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo Overland Express Sweep Fund (the Fund) seeks current income, while preserving capital and liquidity.

FUND MANAGER                          INCEPTION DATE

      Dave Sylvester                  10/01/91

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

                                                       6-MONTH*   1-YEAR   5-YEAR   10-YEAR
Well Fargo Overland Express Sweep Fund                   0.59      0.72     1.77      3.08

Benchmark

  iMoneyNet First Tier Retail Money Fund Average(2)      0.70      0.97     2.16      3.57

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. YIELDS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT WWW.WELLSFARGOFUNDS.COM.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO A CONTINUED INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

FUND YIELD SUMMARY(1) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------
   7-Day Current Yield                              1.70%

   7-Day Compound Yield                             1.72%

   30-Day Simple Yield                              1.63%

   30-Day Compound Yield                            1.64%

FUND CHARACTERISTICS(3) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------
   Weighted Average Maturity                      46 days

PORTFOLIO COMPOSITION(3) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Bank Notes                      (1%)
Certificates of Deposit         (3%)
Commercial Paper               (37%)
FHLB                            (2%)
FHLMC                           (1%)
Floating Rate Notes            (17%)
Repurchase Agreements          (25%)
Short-Term Corporate Bonds      (6%)
Time Deposits                   (8%)

MATURITY DISTRIBUTION(3) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------
[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Overnight                      (30%)
2 - 14 Days                    (23%)
15 - 29 Days                    (9%)
30 - 59 Days                   (11%)
60 - 89 Days                   (13%)
90- 179 Days                    (7%)
180 - 269 Days                  (5%)
270+ Days                       (2%)

--------------------------------------------------------------------------------

(1) The Fund's Adviser has committed through June 30, 2006, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. The Fund's Adviser also has voluntarily waived fees and/or reimbursed expenses, which reduced operating expenses. Actual reductions of operating expenses increased total return to shareholders. Without these reductions, the Fund's 7-day current yield would have been 1.60%.

      Performance shown for the Wells Fargo Overland Express Sweep Fund for periods prior to November 8, 1999, reflects performance of the Stagecoach Overland Express Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach Funds were reorganized into the WELLS FARGO FUNDS.(R) Performance shown for periods prior to December 15, 1997, reflects performance of the predecessor Overland Express Funds, Inc. portfolio.

(2) The iMoneyNet First Tier Retail Money Fund Average is an average of non-government retail funds that do not hold any second tier securities. Portfolio holdings of first tier funds include U.S. Treasury securities, U.S. other securities, repos, time deposits, domestic bank obligations, foreign bank obligations, first tier commercial paper, floating rate notes and asset-backed commercial paper.

(3)   Portfolio holdings and characteristics are subject to change.

WELLS FARGO OVERLAND EXPRESS SWEEP FUND                            FUND EXPENSES
--------------------------------------------------------------------------------

      As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2004 to March 31, 2005).

ACTUAL EXPENSES

      The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                     Beginning        Ending
                                                      Account         Account         Expenses        Net Annual
                                                       Value           Value        Paid During        Expense
                                                     10/01/2004      3/31/2005      the Period*         Ratio
Wells Fargo Overland Express Sweep Fund
-----------------------------------------------------------------------------------------------------------------
Actual                                               $ 1,000.00      $1,005.90      $      5.35             1.07%

Hypothetical (5% return before expenses)             $ 1,000.00      $1,019.60      $      5.39             1.07%


* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR DIVIDED BY THE NUMBER OF DAYS IN THE FISCAL YEAR (TO REFLECT THE ONE-HALF YEAR PERIOD).

PORTFOLIO OF INVESTMENTS --              WELLS FARGO OVERLAND EXPRESS SWEEP FUND
MARCH 31, 2005
--------------------------------------------------------------------------------

   OVERLAND EXPRESS SWEEP FUND
-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL      SECURITY NAME                                                        INTEREST RATE    MATURITY DATE       VALUE
AGENCY NOTES - DISCOUNT - 0.71%
$  30,300,000  FHLMC^                                                                  2.65%          06/28/2005     $   30,103,723

TOTAL AGENCY NOTES - DISCOUNT (COST $30,103,723)                                                                         30,103,723
                                                                                                                     --------------
AGENCY NOTES - INTEREST BEARING - 1.65%
   70,000,000  FHLB+/-                                                                 2.45           10/05/2005         69,981,579

TOTAL AGENCY NOTES - INTEREST BEARING (COST $69,981,579)                                                                 69,981,579
                                                                                                                     --------------
ASSET-BACKED SECURITIES - 1.01%
   35,069,196  DAIMLERCHRYSLER AUTO TRUST++                                            2.63           01/08/2006         35,069,196
    7,529,090  NISSAN AUTO RECEIVABLES OWNER TRUST SERIES 2005-A                       2.64           01/17/2006          7,529,090

TOTAL ASSET-BACKED SECURITIES (COST $42,598,286)                                                                         42,598,286
                                                                                                                     --------------
CERTIFICATES OF DEPOSIT - 2.79%
   60,000,000  BANCO BILBAO VIZCAYA ARGENTARIA NEW YORK                                2.25           09/19/2005         59,994,429
   14,000,000  CREDIT SUISSE FIRST BOSTON NEW YORK                                     2.75           11/14/2005         14,000,000
   24,000,000  LLOYDS TSB BANK PLC                                                     2.66           04/04/2005         23,999,508
   20,000,000  NATEXIS BANQUES POPULAIRES NEW YORK                                     1.46           04/06/2005         19,999,994

TOTAL CERTIFICATES OF DEPOSIT (COST $117,993,931)                                                                       117,993,931
                                                                                                                     --------------
COMMERCIAL PAPER - 36.42%
   47,000,000  ALLIANCE & LEICESTER PLC^                                               2.85           06/01/2005         46,773,029
   50,000,000  ANZ NATIONAL (INTERNATIONAL) LIMITED^                                   3.00           08/22/2005         49,404,167
   69,000,000  ANZ NATIONAL (INTERNATIONAL) LIMITED^                                   2.85           12/15/2005         67,590,675
   58,550,000  AQUINAS FUNDING LLC^                                                    2.64           06/09/2005         58,253,737
   25,000,000  AQUINAS FUNDING LLC^                                                    2.66           06/22/2005         24,848,813
   36,885,000  ATLANTIS ONE FUNDING^                                                   2.13           04/12/2005         36,860,994
   35,000,000  ATLANTIS ONE FUNDING^                                                   2.14           04/14/2005         34,972,953
   35,748,000  ATLANTIS ONE FUNDING^                                                   3.00           08/24/2005         35,316,045
   87,656,000  ATOMIUM FUNDING CORPORATION^                                            2.83           05/25/2005         87,283,900
   73,500,000  CAFCO LLC^                                                              2.70           04/26/2005         73,362,188
   93,500,000  CC USA INCORPORATED^                                                    2.80           05/24/2005         93,114,572
   15,000,000  CEDAR SPRINGS CAPITAL COMPANY^                                          2.63           04/19/2005         14,980,275
   25,816,000  CEDAR SPRINGS CAPITAL COMPANY^                                          2.86           06/03/2005         25,686,791
   50,552,000  CONCORD MINUTEMEN CAPITAL COMPANY^                                      2.15           04/11/2005         50,521,809
   36,003,000  CONCORD MINUTEMEN CAPITAL COMPANY^                                      2.57           06/08/2005         35,828,225
   12,000,000  CONCORD MINUTEMEN CAPITAL COMPANY+/-++                                  2.74           04/06/2006         12,000,000
   20,000,000  CONCORD MINUTEMEN CAPITAL COMPANY+/-++                                  2.77           04/11/2006         20,000,000
   37,647,000  DAIMLERCHRYSLER AUTO RECEIVABLES^                                       2.85           05/26/2005         37,483,079
    5,570,000  DANSKE CORPORATION^                                                     2.78           05/31/2005          5,544,192
    5,100,000  DANSKE CORPORATION^                                                     2.78           06/06/2005          5,074,007
   80,000,000  DANSKE CORPORATION^                                                     2.90           08/08/2005         79,168,667
   71,300,000  GRAMPIAN FUNDING LLC^                                                   2.85           06/01/2005         70,955,680
   30,000,000  GRAMPIAN FUNDING LLC^                                                   2.68           06/21/2005         29,819,100
   20,500,000  K2 (USA) LLC^                                                           2.47           04/21/2005         20,471,870
   80,000,000  LEXINGTON PARKER CAPITAL CORPORATION^                                   2.71           05/10/2005         79,765,133
   25,000,000  LIQUID FUNDING LIMITED+/-++                                             2.83           08/22/2005         25,000,000
   40,000,000  LIQUID FUNDING LIMITED+/-++                                             2.75           11/07/2005         40,000,000
   30,000,000  NEPTUNE FUNDING CORPORATION^                                            2.68           04/28/2005         29,939,700
   56,528,000  NEPTUNE FUNDING CORPORATION^                                            2.78           05/19/2005         56,318,470

WELLS FARGO OVERLAND                  PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005
EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

   OVERLAND EXPRESS SWEEP FUND
-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL      SECURITY NAME                                                        INTEREST RATE    MATURITY DATE       VALUE
COMMERCIAL PAPER (CONTINUED)
$  16,056,000  NIEUW AMSTERDAM RECEIVABLES^                                            2.65%          06/13/2005     $   15,969,721
    6,000,000  SANTANDER CENTRAL HISPANO FINANCE^                                      2.81           06/08/2005          5,968,153
   70,000,000  SANTANDER CENTRAL HISPANO FINANCE^                                      3.00           08/22/2005         69,165,833
   33,000,000  SLM CORPORATION^                                                        2.84           04/07/2005         32,984,380
   41,527,000  SOLITAIRE FUNDING LLC^                                                  2.60           04/01/2005         41,527,000
   22,000,000  STANDARD FEDERAL BANK                                                   2.92           12/01/2005         21,997,104
   50,000,000  SWEDISH NATIONAL HOUSING FINANCE^                                       2.70           05/10/2005         49,853,750
   37,600,000  UBS FINANCE DELAWARE LLC^                                               2.82           06/01/2005         37,420,335
    5,500,000  UBS FINANCE DELAWARE LLC^                                               2.82           06/02/2005          5,473,288
   14,675,000  UBS FINANCE DELAWARE LLC^                                               2.82           06/06/2005         14,599,130

TOTAL COMMERCIAL PAPER (COST $1,541,296,765)                                                                          1,541,296,765
                                                                                                                     --------------
CORPORATE BONDS & NOTES - 2.92%
   45,000,000  ASSOCIATES CORPORATION OF NORTH AMERICA+/-                              3.19           06/27/2005         45,000,000
    9,000,000  CITIGROUP INCORPORATED                                                  6.75           12/01/2005          9,224,400
   16,000,000  MCDONALD'S CORPORATION+/-++                                             4.49           03/07/2006         16,139,321
   13,000,000  STRATEGIC MONEY MARKET TRUST SERIES 2002-M+/-++                         2.55           01/10/2006         13,000,000
   40,000,000  WAL-MART STORES                                                         5.01           06/01/2005         40,193,279

TOTAL CORPORATE BONDS & NOTES (COST $123,557,000)                                                                       123,557,000
                                                                                                                     --------------
EXTENDABLE BONDS - 4.48%
   25,000,000  3M COMPANY++                                                            5.67           12/12/2005         25,480,822
   60,000,000  GENERAL ELECTRIC CAPITAL CORPORATION+/-                                 2.86           04/07/2006         60,000,000
   20,000,000  ING SECURITY LIFE INSTITUTIONAL FUNDING+/-++                            2.83           04/07/2006         20,001,715
   20,000,000  MORGAN STANLEY+/-                                                       2.84           04/03/2006         20,000,000
   30,000,000  NORTHERN ROCK PLC+/-++                                                  2.73           02/03/2006         30,000,000
   34,000,000  NORTHERN ROCK PLC+/-++                                                  3.00           04/07/2006         34,000,000

TOTAL EXTENDABLE BONDS (COST $189,482,537)                                                                              189,482,537
                                                                                                                     --------------
MEDIUM TERM NOTES - 13.60%
   20,000,000  AMERICAN GENERAL FINANCE+/-++                                           2.81           04/15/2006         20,000,000
   64,300,000  BANK OF AMERICA SECURITIES+/-SS.                                        2.96           09/09/2034         64,300,000
   18,000,000  BEAR STEARNS COMPANIES INCORPORATED+/-                                  2.90           06/15/2005         18,000,000
   18,000,000  BEAR STEARNS COMPANIES INCORPORATED+/-                                  2.81           09/07/2005         18,000,000
   79,000,000  BEAR STEARNS COMPANIES INCORPORATED+/-SS.                               3.03           09/09/2049         79,000,000
   30,000,000  BETA FINANCE INCORPORATED++                                             3.05           01/05/2006         29,962,093
   50,000,000  K2 (USA) LLC++                                                          1.71           05/03/2005         49,999,257
   65,000,000  LIQUID FUNDING LIMITED+/-++                                             2.85           09/22/2005         65,000,000
   35,000,000  MARSHALL & ILSLEY BANK                                                  5.21           12/15/2005         35,552,686
   32,000,000  NATEXIS BANQUES POPULAIRES NEW YORK+/-                                  2.76           08/16/2005         31,993,742
   65,000,000  NATEXIS BANQUES POPULAIRES NEW YORK+/-                                  2.71           09/09/2005         64,989,902
   25,000,000  NATIONWIDE BUILDING SOCIETY+/-++                                        2.75           04/07/2006         25,000,000
    6,500,000  PREMIUM ASSET TRUST+/-++                                                2.82           02/15/2006          6,500,000
   20,000,000  PREMIUM ASSET TRUST SERIES 04-08+/-++                                   2.82           10/14/2005         20,000,000
    3,333,333  STRATEGIC MONEY MARKET TRUST SERIES 1999-D+/-++                         3.28           06/03/2005          3,334,527
   24,000,000  USAA CAPITAL CORPORATION++                                              3.13           12/15/2005         24,048,055
   20,000,000  WHITE PINE FINANCE LLC+/-++                                             2.78           11/15/2005         19,995,640

TOTAL MEDIUM TERM NOTES (COST $575,675,902)                                                                             575,675,902
                                                                                                                     --------------

PORTFOLIO OF INVESTMENTS                 WELLS FARGO OVERLAND EXPRESS SWEEP FUND
-- MARCH 31, 2005
--------------------------------------------------------------------------------

   OVERLAND EXPRESS SWEEP FUND
-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL      SECURITY NAME                                                        INTEREST RATE    MATURITY DATE       VALUE
MUNICIPAL BONDS & NOTES - 0.18%
$   7,530,000  MISSISSIPPI STATE TAXABLE NISSAN PROJECT A (GENERAL
               OBLIGATION - STATES, TERRITORIES LOC)+/-SS.                             2.85%          11/01/2028     $    7,530,000

TOTAL MUNICIPAL BONDS & NOTES (COST $7,530,000)                                                                           7,530,000
                                                                                                                     --------------
PROMISSORY NOTES - 3.07%
   80,000,000  CITIGROUP GLOBAL MARKETS INCORPORATED+/-                                2.95           06/06/2005         80,000,000
   50,000,000  GOLDMAN SACHS GROUP INCORPORATED+/-                                     2.75           10/26/2005         50,000,000

TOTAL PROMISSORY NOTES (COST $130,000,000)                                                                              130,000,000
                                                                                                                     --------------
REPURCHASE AGREEMENTS - 24.91%
  280,711,065  BANC AMERICA SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
               SECURITIES(MATURITY VALUE $280,733,678)                                 2.90           04/01/2005        280,711,065
  111,000,000  BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US
               GOVERNMENT SECURITIES(MATURITY VALUE $111,008,942)                      2.90           04/01/2005        111,000,000
  166,000,000  BEAR STEARNS COMPANIES INCORPORATED - 102% COLLATERALIZED BY US
               GOVERNMENT SECURITIES (MATURITY VALUE $166,013,372)                     2.90           04/01/2005        166,000,000
   55,000,000  CREDIT SUISSE FIRST BOSTON CORPORATION - 102% COLLATERALIZED BY US
               GOVERNMENT SECURITIES (MATURITY VALUE $55,004,431)                      2.90           04/01/2005         55,000,000
  222,000,000  GOLDMAN SACHS GROUP INCORPORATED - 102% COLLATERALIZED BY US
               GOVERNMENT SECURITIES (MATURITY VALUE $222,017,883)                     2.90           04/01/2005        222,000,000
   35,000,000  GOLDMAN SACHS GROUP INCORPORATED - 102% COLLATERALIZED BY US
               GOVERNMENT SECURITIES (MATURITY VALUE $35,002,839)                      2.92           04/01/2005         35,000,000
  113,000,000  GOLDMAN SACHS GROUP INCORPORATED - 102% COLLATERALIZED BY US
               GOVERNMENT SECURITIES (MATURITY VALUE $113,044,101)                     2.81           04/05/2005        113,000,000
   72,000,000  GOLDMAN SACHS GROUP INCORPORATED - 102% COLLATERALIZED BY US
               GOVERNMENT SECURITIES (MATURITY VALUE $72,033,600)                      2.80           04/06/2005         72,000,000

TOTAL REPURCHASE AGREEMENTS (COST $1,054,711,065)                                                                     1,054,711,065
                                                                                                                     --------------
TIME DEPOSITS - 8.27%
   57,000,000  BANCO BILBAO VIZCAYA ARGENTARIA                                         2.84           04/01/2005         57,000,000
  117,000,000  DEXIA CREDIT LOCAL DE FRANCE                                            2.80           04/04/2005        117,000,000
   54,000,000  ING BANK NV AMSTERDAM                                                   2.79           04/07/2005         54,000,000
   57,000,000  IXIS CORPORATION & INVESTMENT BANK                                      2.83           04/01/2005         57,000,000
   54,000,000  IXIS CORPORATION & INVESTMENT BANK                                      2.79           04/07/2005         54,000,000
   11,000,000  NATEXIS BANQUES POPULAIRES                                              2.80           04/06/2005         11,000,000

TOTAL TIME DEPOSITS (COST $350,000,000)                                                                                 350,000,000
                                                                                                                     --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $4,232,930,788)*                          100.01%                                                              $4,232,930,788
OTHER ASSETS AND LIABILITIES, NET                (0.01)                                                                    (292,941)
                                                ------                                                               --------------
TOTAL NET ASSETS                                100.00%                                                              $4,232,637,847
                                                ======                                                               ==============


^     ZERO COUPON/STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

+/-   VARIABLE RATE SECURITIES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO OVERLAND EXPRESS SWEEP FUND   STATEMENT OF ASSETS AND LIABILITIES --
                                                                  MARCH 31, 2005
--------------------------------------------------------------------------------

ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ............................   $3,178,219,723
   REPURCHASE AGREEMENTS .....................................    1,054,711,065
                                                                 --------------
TOTAL INVESTMENTS AT MARKET VALUE  (SEE COST BELOW) ..........    4,232,930,788
                                                                 --------------
   CASH ......................................................           50,000
   RECEIVABLES FOR DIVIDENDS AND INTEREST ....................        7,795,007
                                                                 --------------
TOTAL ASSETS .................................................    4,240,775,795
                                                                 --------------

LIABILITIES
   DIVIDENDS PAYABLE .........................................        3,910,453
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) .....        2,016,930
   PAYABLE TO THE TRUSTEES AND DISTRIBUTOR ...................        1,773,498
   ACCRUED EXPENSES AND OTHER LIABILITIES ....................          437,067
                                                                 --------------
TOTAL LIABILITIES ............................................        8,137,948
                                                                 --------------
TOTAL NET ASSETS .............................................   $4,232,637,847
                                                                 ==============

NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------
   PAID-IN CAPITAL ...........................................   $4,232,728,114
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ................             (172)
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS .....          (90,095)
                                                                 --------------
TOTAL NET ASSETS .............................................   $4,232,637,847
                                                                 --------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
-------------------------------------------------------------------------------
   NET ASSETS ................................................   $4,232,637,847
   SHARES OUTSTANDING ........................................    4,232,753,027
   NET ASSET VALUE AND OFFERING PRICE PER SHARE ..............   $         1.00
                                                                 --------------
INVESTMENTS AT COST ..........................................   $4,232,930,788
                                                                 ==============

(1)   EACH FUND HAS AN UNLIMITED NUMBER OF AUTHORIZED SHARES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS --               WELLS FARGO OVERLAND EXPRESS SWEEP FUND
FOR THE YEAR ENDED MARCH 31, 2005
--------------------------------------------------------------------------------

INVESTMENT INCOME

   INTEREST ...................................................  $   76,755,635
                                                                 --------------
TOTAL INVESTMENT INCOME .......................................      76,755,635
                                                                 --------------

EXPENSES

   ADVISORY FEES ..............................................      14,491,502
   ADMINISTRATION FEES ........................................      11,596,180
   CUSTODY FEES ...............................................         858,976
   SHAREHOLDER SERVICING FEES .................................      11,455,725
   ACCOUNTING FEES ............................................         264,806
   DISTRIBUTION FEES (NOTE 3) .................................      11,455,725
   AUDIT FEES .................................................          20,482
   LEGAL FEES .................................................          12,092
   REGISTRATION FEES ..........................................             518
   TRUSTEES' FEES .............................................           7,092
   OTHER FEES AND EXPENSES ....................................          72,883
                                                                 --------------
TOTAL EXPENSES ................................................      50,235,981
                                                                 --------------

LESS:

   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ...............      (4,435,419)
   NET EXPENSES ...............................................      45,800,562
                                                                 --------------
NET INVESTMENT INCOME (LOSS) ..................................      30,955,073
                                                                 --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
--------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:

   SECURITIES .................................................         (82,313)
                                                                 --------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS .....................         (82,313)
                                                                 --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ........         (82,313)
                                                                 --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS  $   30,872,760
                                                                 ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO OVERLAND EXPRESS SWEEP FUND      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                    FOR THE             FOR THE
                                                                                                 YEAR ENDED          YEAR ENDED
                                                                                             MARCH 31, 2005      MARCH 31, 2004
-------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ................................................................   $  4,477,979,501    $  5,084,537,775
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ........................................................         30,955,073           4,776,542
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .............................................            (82,313)             12,622
                                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ........................         30,872,760           4,789,164
                                                                                           ----------------    ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME ...............................................................        (30,955,073)         (4,779,487)
   NET REALIZED GAIN ON SALES OF INVESTMENTS ...........................................            (20,404)                  0
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD ...........................................................     12,708,074,493      12,205,414,388
   REINVESTMENT OF DISTRIBUTIONS .......................................................          9,950,697           1,801,752
   COST OF SHARES REDEEMED .............................................................    (12,963,264,127)    (12,813,784,091)
                                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ........       (245,238,937)       (606,567,951)
                                                                                           ================    ================
NET INCREASE (DECREASE) IN NET ASSETS ..................................................       (245,341,654)       (606,558,274)
                                                                                           ================    ================
ENDING NET ASSETS ......................................................................   $  4,232,637,847    $  4,477,979,501
                                                                                           ================    ================
SHARES ISSUED AND REDEEMED:
   SHARES SOLD .........................................................................     12,708,074,494      12,205,414,388
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS ......................................          9,950,697           1,801,752
   SHARES REDEEMED .....................................................................    (12,963,264,127)    (12,813,784,092)
                                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS        (245,238,936)       (606,567,952)
                                                                                           ================    ================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ...........................   $           (172)   $           (172)
                                                                                           ================    ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                        THIS PAGE IS INTENTIONALLY LEFT BLANK --

WELLS FARGO OVERLAND EXPRESS SWEEP FUND                     FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                           NET REALIZED
                                                             BEGINNING                              AND  DISTRIBUTIONS
                                                             NET ASSET            NET        UNREALIZED       FROM NET
                                                             VALUE PER     INVESTMENT    GAIN (LOSS) ON     INVESTMENT
                                                                 SHARE  INCOME (LOSS)       INVESTMENTS         INCOME
----------------------------------------------------------------------------------------------------------------------
OVERLAND EXPRESS SWEEP FUND
APRIL 1, 2004 TO MARCH 31, 2005 .........................        $1.00           0.01              0.00          (0.01)
APRIL 1, 2003 TO MARCH 31, 2004 .........................        $1.00           0.00              0.00           0.00
APRIL 1, 2002 TO MARCH 31, 2003 .........................        $1.00           0.01              0.00          (0.01)
APRIL 1, 2001 TO MARCH 31, 2002 .........................        $1.00           0.02              0.00          (0.02)
APRIL 1, 2000 TO MARCH 31, 2001 .........................        $1.00           0.05              0.00          (0.05)

(1) DURING EACH PERIOD, VARIOUS FEES AND EXPENSES WERE WAIVED AND REIMBURSED AS INDICATED. THE RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS REFLECTS THE EXPENSE RATIO IN THE ABSENCE OF ANY WAIVERS AND REIMBURSEMENTS (NOTE
      3).

(2) TOTAL RETURN CALCULATIONS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED OR REIMBURSED DURING THE PERIODS SHOWN. RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                     WELLS FARGO OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

                                                         DISTRIBUTIONS       ENDING
                                                              FROM NET    NET ASSET
                                                              REALIZED    VALUE PER
                                                                 GAINS        SHARE
-----------------------------------------------------------------------------------
OVERLAND EXPRESS SWEEP FUND
APRIL 1, 2004 TO MARCH 31, 2005 .........................         0.00       $ 1.00
APRIL 1, 2003 TO MARCH 31, 2004 .........................         0.00       $ 1.00
APRIL 1, 2002 TO MARCH 31, 2003 .........................         0.00       $ 1.00
APRIL 1, 2001 TO MARCH 31, 2002 .........................         0.00       $ 1.00
APRIL 1, 2000 TO MARCH 31, 2001 .........................         0.00       $ 1.00

                                                          RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                        ----------------------------------------------                NET ASSETS AT
                                                        NET INVESTMENT      GROSS  EXPENSE         NET       TOTAL    END OF PERIOD
                                                         INCOME (LOSS)   EXPENSES   WAIVED    EXPENSES   RETURN(2)  (000'S OMITTED)
-----------------------------------------------------------------------------------------------------------------------------------
OVERLAND EXPRESS SWEEP FUND
APRIL 1, 2004 TO MARCH 31, 2005 .........................         0.72%      1.17%   (0.10)%      1.07%       0.72%      $4,232,638
APRIL 1, 2003 TO MARCH 31, 2004 .........................         0.10%      1.35%   (0.28)%      1.07%       0.10%      $4,477,980
APRIL 1, 2002 TO MARCH 31, 2003 .........................         0.52%      1.25%    0.00%       1.25%       0.52%      $5,084,538
APRIL 1, 2001 TO MARCH 31, 2002 .........................         2.13%      1.25%    0.00%       1.25%       2.26%      $6,107,675
APRIL 1, 2000 TO MARCH 31, 2001 .........................         5.21%      1.25%    0.00%       1.25%       5.35%      $4,924,869

WELLS FARGO OVERLAND EXPRESS SWEEP FUND            NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and is currently comprised of 74 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the Overland Express Sweep Fund.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

      The Fund(s) invests only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

      The amortized cost method is used to value portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Fund(s) seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

      Investments which are not valued using any of the methods discussed above, are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

DISTRIBUTIONS TO SHAREHOLDERS

      Net investment income, if any, is declared daily and distributed to shareholders monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

      For federal income tax purposes, a Fund may designate as capital gains dividends the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

      Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

      At March 31, 2005, there were no reclassification adjustments made on the Statement of Assets and Liabilities.

FEDERAL INCOME TAXES

      Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at March 31, 2005.

      At March 31, 2005, estimated net capital loss carryforwards, which are available to offset future net realized capital gains, were:


Fund                                 Year Expires   Capital Loss Carryforward

OVERLAND EXPRESS SWEEP FUND                2013            $ 75,683


      At March 31, 2005, current year deferred post-October capital losses, which will be treated as realized for tax purposes on the first day of the succeeding year, were:

                                                    Deferred Post-October
 Fund                                                    Capital Loss

 OVERLAND EXPRESS SWEEP FUND                                $ 14,412

NOTES TO FINANCIAL STATEMENTS            WELLS FARGO OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS

      The Fund(s) may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

      Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment sub-adviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                                             Advisory Fee                                         Sub-Advisory Fee
                                      Average Daily         (% of Average                       Average Daily     (% of Average
        Fund                           Net Assets         Daily Net Assets)    Sub-Adviser       Net Assets       Daily Net Assets)
        Overland Express             $0 - $999 million         0.300          Wells Capital     $0 - 1 billion         0.05
        Sweep Fund          $1 billion - $4.99 billion         0.275          Management           >$1 billion         0.04
                                        >$4.99 billion         0.250          Incorporated

      * Effective August 2, 2004. Prior to August 2, 2004, Funds Management was entitled to be paid a monthly advisory fee at an annual rate of 0.45%.

ADMINISTRATION AND TRANSFER AGENT FEES

      The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

                                                            Administration Fee**
                                                              (% of Average
 Fund                           Average Daily Net Assets    Daily Net Assets)

 OVERLAND EXPRESS SWEEP FUND          $0 - $4.99 billion          0.27
                              $5 billion - $9.99 billion          0.26
                                          >$9.99 billion          0.25

      ** Effective August 2, 2004. Prior to August 2, 2004, Funds Management was entitled to be paid an administration fee of 0.27% of average daily net assets.

      The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator for its services as transfer agent.

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to certain transaction charges plus a monthly fee for custody services at the following annual rates:

                                           % of Average
      Fund                               Daily Net Assets

  OVERLAND EXPRESS SWEEP FUND                  0.02

SHAREHOLDER SERVICING FEES

      The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:

                                        % of Average
  Fund                                 Daily Net Assets

  OVERLAND EXPRESS SWEEP FUND              0.25***

      *** Effective 8/2/2004. Prior to 8/2/2004, the Fund paid shareholder servicing fees at an annual rate of 0.30% of average daily net assets. For the year ended March 31, 2005, shareholder servicing fees paid are disclosed on the Statement of Operations.

WELLS FARGO OVERLAND EXPRESS SWEEP FUND            NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

DISTRIBUTION FEES

      The Trust has adopted a Distribution Plan (the "Plan") for the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Fund and paid to Stephens Inc. ("Stephens"). The Board of Trustees approved the replacement of Stephens as distributor with Wells Fargo Funds Distributor, LLC ("Distributor") effective April 11, 2005. The Fund paid Stephens and will pay the Distributor an annual fee of up to 0.25%* of average daily net assets.

      * Effective 8/2/2004. Prior to 8/2/2004, the Fund paid distribution fees at an annual rate of 0.30% of average daily net assets.

OTHER FEES

      PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset based fee, and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

WAIVED FEES AND REIMBURSED EXPENSES

      All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the year ended March 31, 2005, were waived by Funds Management, first from advisory fees, and then any remaining amount consecutively from administration, custody and shareholder servicing fees collected, if any. The Fund's Adviser has committed to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund(s). Net operating expense ratios during the period were as follows:

                                                  Net Operating Expense Ratio
                                               ---------------------------------
   Fund                                        Current       Prior to 08/02/2004

   OVERLAND EXPRESS SWEEP FUND                  1.08%               1.25%

4. DISTRIBUTION TO SHAREHOLDERS
--------------------------------------------------------------------------------

      The tax character of distributions paid during the years ended March 31, 2005 and March 31, 2004 was as follows:

                                   Ordinary Income              Total
  Fund                            2005         2004        2005         2004

  OVERLAND EXPRESS SWEEP FUND  $30,975,477  $4,779,487  $30,975,477  $4,779,487


      As of March 31, 2005, the components of distributable earnings on a tax basis are shown on the table below.

                                                 Undistributed    Unrealized
                                 Undistributed    Long-Term      Appreciation    Capital Loss
  Fund                           Ordinary Income     Gain       (Depreciation)  Carryforward **      Total
  OVERLAND EXPRESS SWEEP FUND     $3,910,281          $0              $0         $(90,095)        $3,820,186

** This amount includes any post-October loss, which will reverse on the first day of the following fiscal year.

REPORT OF INDEPENDENT REGISTERED         WELLS FARGO OVERLAND EXPRESS SWEEP FUND
PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

      We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Overland Express Sweep Fund (the "Fund"), one of the Funds comprising the Wells Fargo Funds Trust, as of March 31, 2005, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

      We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2005, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Overland Express Sweep Fund of Wells Fargo Funds Trust as of March 31, 2005, the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for the periods presented, in conformity with U.S. generally accepted accounting principles.


                                                   /s/ KPMG LLP

Philadelphia, Pennsylvania
May 19, 2005

WELLS FARGO OVERLAND EXPRESS SWEEP FUND            OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

      A description of the policies and procedures that the Fund(s) uses to determine how to vote proxies relating to portfolio securities and information regarding the results of such voting during the most recent 12-month period ended June 30, is available without charge, upon request, by calling 1-800-222-8222, visiting our website at WWW.WELLSFARGOFUNDS.COM or visiting the SEC website at WWW.SEC.GOV.

PORTFOLIO HOLDINGS INFORMATION

      The Fund(s) files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at WWW.SEC.GOV. In addition, the Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

      The following table provides basic information about the Board of Trustees ("Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 101 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Nominating Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INTERESTED TRUSTEES**

                            POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
NAME AND AGE                LENGTH OF SERVICE ***    PAST FIVE YEARS                OTHER DIRECTORSHIPS
Robert C. Brown ****        Trustee since 1992       Retired.                       None
73
-------------------------------------------------------------------------------------------------------
J. Tucker Morse             Trustee since 1987       Private Investor/Real Estate   None
60                                                   Developer; Chairman of White
                                                     Point Capital, LLC.
-------------------------------------------------------------------------------------------------------

NON-INTERESTED TRUSTEES

                            POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
NAME AND AGE                LENGTH OF SERVICE ***    PAST FIVE YEARS                OTHER DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------
Thomas S. Goho              Trustee since 1987       Associate Professor of         None
62                                                   Finance, Wake Forest
                                                     University, Calloway
                                                     School of Business and
                                                     Accountancy.
-------------------------------------------------------------------------------------------------------
Peter G. Gordon             Trustee since 1998       Chairman, CEO, and Co-         None
62                          (Chairman since 2004)    Founder of Crystal Geyser
                                                     Water Company and President
                                                     of Crystal Geyser Roxane
                                                     Water Company.
-------------------------------------------------------------------------------------------------------
Richard M. Leach            Trustee since 1987       Retired. Prior thereto,        None
71                                                   President of
                                                     Richard M. Leach
                                                     Associates (a financial
                                                     consulting firm).
-------------------------------------------------------------------------------------------------------
Timothy J. Penny            Trustee since 1996       Senior Counselor to the        None
53                                                   public relations firm of
                                                     Himle-Horner and Senior
                                                     Fellow at the Humphrey
                                                     Institute, Minneapolis,
                                                     Minnesota (a public
                                                     policy organization).
-------------------------------------------------------------------------------------------------------
Donald C. Willeke           Trustee since 1996       Principal in the law firm of   None
64                                                   Willeke & Daniels.
-------------------------------------------------------------------------------------------------------

OTHER INFORMATION (UNAUDITED)            WELLS FARGO OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

OFFICERS

                            POSITION HELD AND       PRINCIPAL OCCUPATIONS DURING
NAME AND AGE                LENGTH OF SERVICE       PAST FIVE YEARS                 OTHER DIRECTORSHIPS
Karla M. Rabusch            President since 2003    Executive Vice President of     None
45                                                  Wells Fargo Bank, N.A.
                                                    President of Wells Fargo Funds
                                                    Management, LLC. Senior Vice
                                                    President and Chief
                                                    Administrative Officer of
                                                    Wells Fargo Funds Management,
                                                    LLC from 2001 to 2003. Vice
                                                    President of Wells Fargo Bank,
                                                    N.A. from 1997 to 2000.
-------------------------------------------------------------------------------------------------------
Stacie D. DeAngelo          Treasurer since 2003    Senior Vice President of Wells  None
36                                                  Fargo Bank, N.A. Senior Vice
                                                    President of Operations for
                                                    Wells Fargo Funds Management,
                                                    LLC. Prior there to,
                                                    Operations Manager at Scudder
                                                    Weisel Capital, LLC (2000 to
                                                    2001), Director of Shareholder
                                                    Services at BISYS Fund
                                                    Services (1999 to 2000) and
                                                    Assistant Vice President of
                                                    Operations with Nicholas-
                                                    Applegate Capital Management
                                                    (1993 to 1999).
-------------------------------------------------------------------------------------------------------
C. David Messman            Secretary since 2000    Vice President and Managing     None
44                                                  Senior Counsel of Wells Fargo
                                                    Bank, N.A. Senior Vice
                                                    President and Secretary of
                                                    Wells Fargo Funds Management,
                                                    LLC. Vice President and
                                                    Senior Counsel of Wells Fargo
                                                    Bank, N.A. from 1996 to 2003.
-------------------------------------------------------------------------------------------------------


   * The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222.

  ** Currently, two of the seven Trustees are considered "interested persons" of the Trusts as defined in the Investment Company Act of 1940. One of the interested Trustees, Robert C. Brown, owns securities of Wells Fargo & Company, and one of the interested Trustees, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

 *** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

****  Robert C. Brown retired as a Trustee effective April 5, 2005.

WELLS FARGO OVERLAND EXPRESS SWEEP FUND                    LIST OF ABBREVIATIONS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG     -- Association of Bay Area Governments
ADR      -- American Depository Receipt
AMBAC    -- American Municipal Bond Assurance Corporation
AMT      -- Alternative Minimum Tax
ARM      -- Adjustable Rate Mortgages
BART     -- Bay Area Rapid Transit
CDA      -- Community Development Authority
CDSC     -- Contingent Deferred Sales Charge
CGIC     -- Capital Guaranty Insurance Company
CGY      -- Capital Guaranty Corporation
CMT      -- Constant Maturity Treasury
COFI     -- Cost of Funds Index Connie
Lee      -- Connie Lee Insurance Company
COP      -- Certificate of Participation
CP       -- Commercial Paper
CTF      -- Common Trust Fund
DW&P     -- Department of Water & Power
DWR      -- Department of Water Resources
EDFA     -- Education Finance Authority
FFCB     -- Federal Farm Credit Bank
FGIC     -- Financial Guaranty Insurance Corporation
FHA      -- Federal Housing Authority
FHLB     -- Federal Home Loan Bank
FHLMC    -- Federal Home Loan Mortgage Corporation
FNMA     -- Federal National Mortgage Association
FRN      -- Floating Rate Notes
FSA      -- Financial Security Assurance, Inc
GDR      -- Global Depository Receipt
GNMA     -- Government National Mortgage Association
GO       -- General Obligation
HFA      -- Housing Finance Authority
HFFA     -- Health Facilities Financing Authority
IDA      -- Industrial Development Authority
IDR      -- Industrial Development Revenue
LIBOR    -- London Interbank Offered Rate
LLC      -- Limited Liability Corporation
LOC      -- Letter of Credit
LP       -- Limited Partnership
MBIA     -- Municipal Bond Insurance Association
MFHR     -- Multi-Family Housing Revenue
MUD      -- Municipal Utility District
MTN      -- Medium Term Note
PCFA     -- Pollution Control Finance Authority
PCR      -- Pollution Control Revenue
PFA      -- Public Finance Authority
PLC      -- Private Placement
PSFG     -- Public School Fund Guaranty
RAW      -- Revenue Anticipation Warrants
RDA      -- Redevelopment Authority
RDFA     -- Redevelopment Finance Authority
R&D      -- Research & Development
SFHR     -- Single Family Housing Revenue
SFMR     -- Single Family Mortgage Revenue
SLMA     -- Student Loan Marketing Association
STEERS   -- Structured Enhanced Return Trust
TBA      -- To Be Announced
TRAN     -- Tax Revenue Anticipation Notes
USD      -- Unified School District
V/R      -- Variable Rate
WEBS     -- World Equity Benchmark Shares
XLCA     -- XL Capital Assurance

                                        THIS PAGE IS INTENTIONALLY LEFT BLANK --

THIS PAGE IS INTENTIONALLY LEFT BLANK--

More information about WELLS FARGO FUNDS(R) is available free upon request. To obtain literature, please write or call:

WELLS FARGO FUNDS
PO Box 8266
Boston, MA 02266-8266

WELLS FARGO FUNDS Investor Services: 1-800-222-8222 OR visit our web site at www.wellsfargofunds.com.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the WELLS FARGO FUNDS. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, CALL 1-800-222-8222. Please consider the investment objectives, risks, charges and expenses of the investment carefully before investing. This and other information about WELLS FARGO FUNDS can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly-owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for the WELLS FARGO FUNDS. Other affiliates of Wells Fargo & Company provide sub-advisory and other services for the Funds. The Funds are distributed by STEPHENS INC., Member NYSE/SIPC. Wells Fargo & Company and its affiliates are not affiliated with Stephens Inc.

              -----------------------------------------------------
              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
              -----------------------------------------------------

(c)2005 Wells Fargo Funds Management, LLC. All rights reserved.   AR 011 (05/05)

                                                                          [LOGO]
                                                                          WELLS
                                                                          FARGO

                                                                          FUNDS

                               [GRAPHIC OMITTED]

Wells Fargo LIQUIDITY RESERVE MONEY MARKET FUND
              ANNUAL REPORT

                     WELLS FARGO LIQUIDITY RESERVE MONEY MARKET FUND

                     INVESTOR CLASS

                                                                  MARCH 31, 2005

                                 WELLS FARGO LIQUIDITY RESERVE MONEY MARKET FUND
--------------------------------------------------------------------------------

TABLE OF CONTENTS

Letter to Shareholders ....................................................    1
--------------------------------------------------------------------------------

Money Market Overview .....................................................    2
--------------------------------------------------------------------------------

Performance Highlights
--------------------------------------------------------------------------------

   Liquidity Reserve Money Market Fund ....................................    3

Fund Expenses .............................................................    4
--------------------------------------------------------------------------------

Portfolio of Investments
--------------------------------------------------------------------------------
   Liquidity Reserve Money Market Fund ....................................    5

Financial Statements
--------------------------------------------------------------------------------

   Statement of Assets and Liabilities ....................................    8
   Statement of Operations ................................................    9
   Statements of Changes in Net Assets ....................................   10
   Financial Highlights ...................................................   12

Notes to Financial Statements .............................................   14
--------------------------------------------------------------------------------

Report of Independent Registered Public Accounting Firm ...................   17
--------------------------------------------------------------------------------

Other Information (Unaudited) .............................................   18
--------------------------------------------------------------------------------

List of Abbreviations .....................................................   20
--------------------------------------------------------------------------------

               -------------------------------------------------
               NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE
               -------------------------------------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

LETTER TO SHAREHOLDERS           WELLS FARGO LIQUIDITY RESERVE MONEY MARKET FUND
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

      We are pleased to provide you with this Wells Fargo Money Market Funds (the Funds) annual report for the 12-month period ended March 31, 2005. On the following pages, you will find the money market overview and information about each Fund's investment portfolio.

HIGHER RATES, HIGHER YIELDS
--------------------------------------------------------------------------------

      After remaining flat during the prior year, money market rates have risen steadily throughout the fiscal year ending March 31, 2005. A surprisingly strong payroll report in April 2004 stirred the markets into believing that the Federal Reserve Board (the Fed) would begin raising short-term interest rates. As expectations for action by the Fed increased, yields on money market funds began to rise, particularly on securities at the longer end of the maturity spectrum. However, the yields on these longer-term securities did not accurately reflect the eventual actions of the Fed, which raised short-term interest rates a total of seven times, from 1% to 2.75%, beginning in June 2004.

      The moves were highly anticipated as the Fed prepared investors with its commentary, therefore causing little market disruption. Common themes in the Fed's statements were that monetary policy was too accommodative and that tightening would take place by raising interest rates at a measured pace.

LOOKING AHEAD
--------------------------------------------------------------------------------

      As the economy continues to improve, increased inflationary pressures could lead to higher interest rates. This, in turn, could potentially lead to higher yields for investors in money market funds. The Fund managers will continue to manage the Funds in a manner that will seek to provide for a stable net asset value. Regardless of what lies ahead, investors should continue to follow the fundamentals of investing - asset allocation and diversification - in an effort to achieve their long-term financial goals.

      Thank you for your investment in WELLS FARGO FUNDS(R). We appreciate the confidence that you have placed in us. If you have any questions or need further information, please contact your investment professional, or call us at 1-800-222-8222. You may also visit our Web site at WWW.WELLSFARGOFUNDS.COM.

Sincerely,


/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO FUNDS

WELLS FARGO LIQUIDITY RESERVE MONEY MARKET FUND            MONEY MARKET OVERVIEW
--------------------------------------------------------------------------------

MONEY MARKET OVERVIEW

      This report covers the 12-month period ended March 31, 2005.

PRIME MONEY MARKET SECURITIES
--------------------------------------------------------------------------------

      The money market yield curve steepened dramatically over the 12-month reporting period. At the end of March 31, 2004, yields on one-year LIBOR (London Inter-Bank Offered Rate) securities were 0.35% higher than overnight rates. On March 31, 2005, they were 1.15% higher. Although interest rates generally rose, borrowers apparently still believed that the higher cost was justified in comparison to their potential economic returns. Indeed, after several years of decline, top-rated commercial paper outstanding increased 9.3% since September 2004 to $1.29 trillion, a level not seen since 2001.

      The credit picture looked brighter during the first six months of the period, but grew murky again in the later half as merger and acquisition activity increased and headlines about companies issuing profit warnings began to emerge. Still, the yield advantage on commercial paper and other corporate credit versus U.S. Treasury securities remained small, encouraging investors to either look for longer maturities or dip down in credit quality to potentially pick up yield. In this environment, we remained cautious in our credit process.

U.S. GOVERNMENT AGENCY SECURITIES
--------------------------------------------------------------------------------

      A similar situation took place with U.S. government agency securities, despite credit quality concerns at the agencies. This was largely due to reduced supply as rising interest rates slowed mortgage refinancing activity. The impact of improper accounting by the Federal National Mortgage Association (FNMA) forced the mortgage giant to reduce the size of its mortgage portfolio, thus reducing the agency's need for financing. Prospects for legislation creating a stronger regulator for the FNMA, the Federal Home Loan Mortgage Corporation (FHLMC), and the Federal Home Loan Bank (FHLB) have improved dramatically, and now appear certain.

U.S. TREASURY SECURITIES
--------------------------------------------------------------------------------

      Cash flows into U.S. Treasury bills increased as the upcoming election and terrorism fears caused investors to be more conservative. For example, as fears of election-related terrorism peaked in early October 2004, the yield spread between three-month U.S. Treasury bills and three-month LIBOR rates widened significantly. For the year, the average differential between LIBOR rates and U.S. Treasury bills at the one-month, three-month, and six-month maturities all widened, suggesting a flight to quality.

TAX-FREE SECURITIES
--------------------------------------------------------------------------------

      Yields on tax-exempt securities increased, but not as much as taxable securities. The yield on one-week securities rose from 0.99% to 2.28% during the fiscal year ended March 31, 2005, while the yield on one-year tax-exempt securities rose from 1.02% to 2.59%. Because the rates increased frequently, the best performing securities were variable-rate demand notes.

      With interest rates still near historic lows, municipal issuers continue to tap the markets in order to refinance older issues. While some municipalities are seeing increases in their credit ratings, the tax-exempt market continues to face challenges in many localities. California's ratings were raised from triple-B to single-A. Nevertheless, the state is still in a difficult financial position. Despite the $700 million surplus over year-to-date revenue projections, California is still facing a billion dollar structural deficit. New York Transitional Finance Authority was raised to AAA/Aa1 from AA+/Aa2, by both S&P and Moody's. In spite of these upbeat notes, other issuers, such as the State of Illinois and the City of San Diego, continue to face financial challenges because of under-funded pension plans and diminished reserves. We continue to be vigilant on these issues.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------

      As the Federal Reserve Board continues to increase short-term interest rates, we will seek to capture these increases in the yields of money market instruments. We intend to continue to emphasize floating rate and variable rate securities, as long as we believe that rates are steady or rising.

      AN INVESTMENT IN THE WELLS FARGO MONEY MARKET FUNDS IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

      THE VIEWS EXPRESSED ARE AS OF MARCH 31, 2005, AND ARE THOSE OF THE FUNDS' MANAGERS. THE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME IN RESPONSE TO CHANGING CIRCUMSTANCES IN THE MARKET AND ARE NOT INTENDED TO PREDICT OR GUARANTEE THE FUTURE PERFORMANCE OF ANY INDIVIDUAL SECURITY, MARKET SECTOR OR THE MARKETS GENERALLY, OR THE WELLS FARGO MONEY MARKET FUNDS.

PERFORMANCE HIGHLIGHTS           WELLS FARGO LIQUIDITY RESERVE MONEY MARKET FUND
--------------------------------------------------------------------------------

LIQUIDITY RESERVE MONEY MARKET FUND--INVESTOR CLASS

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo Liquidity Reserve Money Market Fund (the Fund) seeks current income, while preserving capital and liquidity.

FUND MANAGER                                              INCEPTION DATE
   Dave Sylvester                                            07/31/02

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2005)
-----------------------------------------------------------------------------------------------------------
                                                                      6 Month*       1-Year   Life of Fund
-----------------------------------------------------------------------------------------------------------
   Wells Fargo Liquidity Reserve Money Market Fund - Investor Class     0.64          0.80        0.53
-----------------------------------------------------------------------------------------------------------
   Benchmark
-----------------------------------------------------------------------------------------------------------
     iMoneyNet First Tier Retail Money Fund Average(2)                  0.70          0.97        0.76
-----------------------------------------------------------------------------------------------------------
   *RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. YIELDS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT WWW.WELLSFARGOFUNDS.COM.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO A CONTINUED INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

FUND YIELD SUMMARY(1) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------
   7-Day Current Yield                                                   1.80%
--------------------------------------------------------------------------------
   7-Day Compound Yield                                                  1.82%
--------------------------------------------------------------------------------
   30-Day Simple Yield                                                   1.70%
--------------------------------------------------------------------------------
   30-Day Compound Yield                                                 1.72%

FUND CHARACTERISTICS(3) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------
   Weighted Average Maturity                                            49 days
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION(3) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]


Commercial Paper                    (34%)
Certificates of Deposit              (7%)
Floating/Variable Rate Bonds/Notes  (16%)
Repurchase Agreements               (26%)
Corporate Bonds                      (5%)
Time Deposits                        (9%)
FHLMC                                (1%)
FHLB                                 (2%)

MATURITY DISTRIBUTION(3) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Overnight                           (30%)
2-14 Days                           (26%)
15-29 Days                           (8%)
30-59 Days                          (11%)
60-89 Days                           (4%)
90-179 Days                         (14%)
180-269 Days                         (6%)
270+ Days                            (1%)

--------------------------------------------------------------------------------
(1) The Fund's Adviser has committed through June 30, 2006, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund.The Fund's Adviser also has voluntarily waived fees and/or reimbursed expenses, which reduced operating expenses. Actual reductions of operating expenses increased total return to shareholders.Without these reductions, the Fund's 7-day current yield would have been 1.71%.

(2) The iMoneyNet First Tier Retail Money Fund Average is an average of non-government retail funds that do not hold any second tier securities.Portfolio holdings of first tier funds include U.S. Treasury securities, U.S. other securities, repos, time deposits, domestic bank obligations, foreign bank obligations, first tier commercial paper, floating rate notes and asset-backed commercial paper.

(3)   Portfolio holdings and characteristics are subject to change.

WELLS FARGO LIQUIDITY RESERVE MONEY MARKET FUND                    FUND EXPENSES
--------------------------------------------------------------------------------

      As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2004 to March 31, 2005).

ACTUAL EXPENSES

      The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                    Beginning      Ending
                                                     Account      Account     Expenses     Net Annual
                                                      Value        Value    Paid During      Expense
                                                     10/01/04     3/31/05    the Period*      Ratio
Wells Fargo Liquidity Reserve Money Market Fund
-------------------------------------------------------------------------------------------------------
Actual                                              $1,000.00    $1,006.40      $5.00          1.00%
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $1,000.00    $1,019.95      $5.04          1.00%

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR DIVIDED BY THE NUMBER OF DAYS IN THE FISCAL YEAR (TO REFLECT THE ONE-HALF YEAR PERIOD.)

PORTFOLIO OF INVESTMENTS --
MARCH 31, 2005                   WELLS FARGO LIQUIDITY RESERVE MONEY MARKET FUND
--------------------------------------------------------------------------------

LIQUIDITY RESERVE MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------
PRINCIPAL      SECURITY NAME                                      INTEREST RATE  MATURITY DATE         VALUE
AGENCY NOTES - INTEREST BEARING - 1.53%
$30,000,000    FHLB+/-                                                  2.45%        10/05/2005     $ 29,992,105

TOTAL AGENCY NOTES - INTEREST BEARING (COST $29,992,105)                                             29,992,105
                                                                                                   ------------

ASSET-BACKED SECURITIES - 1.09%
 17,534,598    DAIMLERCHRYSLER AUTO TRUST++                             2.63        01/08/2006       17,534,598
  3,764,545    NISSAN AUTO RECEIVABLES OWNER TRUST SERIES 2005-A        2.64        01/17/2006        3,764,545

TOTAL ASSET-BACKED SECURITIES (COST $21,299,143)                                                     21,299,143
                                                                                                   ------------
AGENCY NOTES - DISCOUNT - 1.27%
 25,000,000    FHLMC^                                                   3.06        06/28/2005       24,838,056

TOTAL AGENCY NOTES - DISCOUNT (COST $24,838,056)                                                     24,838,056
                                                                                                   ------------

CERTIFICATES OF DEPOSIT - 6.75%
 25,000,000    BANCO BILBAO VIZCAYA ARGENTARIA NEW YORK                 2.25        09/19/2005       24,997,679
 25,000,000    CDC IXIS                                                 2.45        10/06/2005       25,000,000
  7,000,000    CREDIT SUISSE FIRST BOSTON NEW YORK                      2.75        11/14/2005        7,000,000
 53,000,000    LLOYDS TSB BANK PLC                                      2.66        04/04/2005       52,998,913
  7,000,000    NATEXIS BANQUES POPULAIRES NEW YORK                      1.46        04/06/2005        6,999,998
 15,000,000    SVENSKA HANDELSBANKEN NEW YORK                           1.49        05/04/2005       14,998,370

TOTAL CERTIFICATES OF DEPOSIT (COST $131,994,960)                                                   131,994,960
                                                                                                   ------------
COMMERCIAL PAPER - 34.56%
 20,000,000    ALLIANCE & LEICESTER PLC^                                2.85        06/01/2005       19,903,417
 25,000,000    ANZ NATIONAL (INTERNATIONAL) LIMITED^                    3.00        08/22/2005       24,702,083
 30,000,000    ANZ NATIONAL (INTERNATIONAL) LIMITED^                    2.85        12/15/2005       29,387,250
 20,000,000    AQUINAS FUNDING LLC^                                     2.69        05/05/2005       19,949,189
 50,000,000    ATLANTIS ONE FUNDING^                                    2.88        08/03/2005       49,504,000
 15,000,000    CC (USA) INCORPORATED^                                   2.70        05/05/2005       14,961,750
 39,482,000    CEDAR SPRINGS CAPITAL COMPANY^                           2.72        05/09/2005       39,368,643
  5,584,000    CEDAR SPRINGS CAPITAL COMPANY^                           2.98        06/17/2005        5,548,408
 30,000,000    CHARTA LLC^                                              2.60        04/05/2005       29,991,333
 19,910,000    CONCORD MINUTEMEN CAPITAL COMPANY^                       2.92        07/06/2005       19,754,967
  6,000,000    CONCORD MINUTEMEN CAPITAL COMPANY+++/-                   2.74        04/06/2006        6,000,000
  5,000,000    CONCORD MINUTEMEN CAPITAL COMPANY+++/-                   2.77        04/11/2006        5,000,000
 25,000,000    GALAXY FUNDING INCORPORATED^                             2.68        05/05/2005       24,936,722
 55,000,000    GEMINI SECURITIZATION LLC^                               2.61        04/11/2005       54,960,125
 30,000,000    KFW INTERNATIONAL FINANCE^                               2.81        07/21/2005       29,740,075
 40,000,000    LINKS FINANCE LLC^                                       2.82        05/26/2005       39,827,667
 15,000,000    LIQUID FUNDING LIMITED+++/-                              2.83        08/22/2005       15,000,000
 20,000,000    LIQUID FUNDING LIMITED+++/-                              2.75        11/07/2005       20,000,000
 35,000,000    NATIONWIDE BUILDING SOCIETY^                             3.19        09/19/2005       34,470,494
 25,000,000    NEPTUNE FUNDING CORPORATION^                             2.68        04/28/2005       24,949,750
 25,000,000    PICAROS FUNDING LLC^                                     2.58        05/03/2005       24,942,667
 30,000,000    PICAROS FUNDING LLC^                                     2.68        05/13/2005       29,906,200
 35,000,000    SANTANDER CENTRAL HISPANO FINANCE^                       3.00        08/22/2005       34,582,917
 15,000,000    SLM CORPORATION^                                         2.84        04/07/2005       14,992,900

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO LIQUIDITY RESERVE MONEY MARKET FUND                   MARCH 31, 2005
--------------------------------------------------------------------------------

LIQUIDITY RESERVE MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                      INTEREST RATE    MATURITY DATE        VALUE
COMMERCIAL PAPER (CONTINUED)
$ 55,000,000    SPINTAB AB^                                            2.90%         08/08/2005     $ 54,428,458
   9,000,000    STANDARD FEDERAL BANK                                  2.92          12/01/2005        8,998,815

TOTAL COMMERCIAL PAPER (COST $675,807,830)                                                           675,807,830
                                                                                                    ------------
CORPORATE BONDS & NOTES - 1.39%
   7,000,000    MCDONALD'S CORPORATION+++/-                            4.49          03/07/2006        7,060,953
   5,000,000    STRATEGIC MONEY MARKET TRUST SERIES 2002-M+++/-        2.55          01/10/2006        5,000,000
  15,000,000    WAL-MART STORES                                        5.01          06/01/2005       15,072,974

TOTAL CORPORATE BONDS & NOTES (COST $27,133,927)                                                      27,133,927
                                                                                                    ------------
EXTENDABLE BONDS - 3.34%
  10,000,000    3M COMPANY++                                           5.67          12/12/2005       10,192,329
  20,000,000    GENERAL ELECTRIC CAPITAL CORPORATION+/-                2.86          04/07/2006       20,000,000
  10,000,000    MORGAN STANLEY+/-                                      2.84          04/03/2006       10,000,000
  15,000,000    NORTHERN ROCK PLC+++/-                                 2.73          02/03/2006       15,000,000
  10,000,000    NORTHERN ROCK PLC+++/-                                 3.00          04/07/2006       10,000,000

TOTAL EXTENDABLE BONDS (COST $65,192,329)                                                             65,192,329
                                                                                                    ------------
MEDIUM TERM NOTES - 12.79%
  15,000,000    AMERICAN EXPRESS CENTURION BANK+/-                     2.78          05/13/2005       14,999,653
   5,000,000    AMERICAN GENERAL FINANCE+++/-                          2.81          04/15/2006        5,000,000
  29,200,000    BANK OF AMERICA SECURITIES**+/-                        2.96          09/09/2034       29,200,000
   8,000,000    BEAR STEARNS COMPANIES INCORPORATED+/-                 2.90          06/15/2005        8,000,000
   8,000,000    BEAR STEARNS COMPANIES INCORPORATED+/-                 2.81          09/07/2005        8,000,000
  39,000,000    BEAR STEARNS COMPANIES INCORPORATEDSS+/-               3.03          09/09/2049       39,000,000
  30,000,000    BELFORD U.S. CAPITAL COMPANY+++/-                      2.85          04/19/2005       30,000,000
  25,000,000    BELFORD U.S. CAPITAL COMPANY+++/-                      2.83          06/17/2005       25,000,000
  15,000,000    FIVE FINANCE INCORPORATED++                            2.44          10/07/2005       14,998,649
  15,000,000    MARSHALL & ILSLEY BANK                                 5.21          12/15/2005       15,236,865
  25,000,000    NATEXIS BANQUES POPULAIRES NEW YORK+/-                 2.71          09/09/2005       24,996,116
  10,000,000    NATIONWIDE BUILDING SOCIETY+++/-                       2.75          04/07/2006       10,000,000
   3,000,000    PREMIUM ASSET TRUST+++/-                               2.82          02/15/2006        3,000,000
  10,000,000    PREMIUM ASSET TRUST SERIES 04-08+++/-                  2.82          10/14/2005       10,000,000
   1,666,667    STRATEGIC MONEY MARKET TRUST SERIES 1999-D+++/-        3.28          06/03/2005        1,667,263
  11,000,000    USAA CAPITAL CORPORATION++                             3.13          12/15/2005       11,022,025

TOTAL MEDIUM TERM NOTES (COST $250,120,571)                                                          250,120,571
                                                                                                    ------------
PROMISSORY NOTES - 2.30%
  30,000,000    CITIGROUP GLOBAL MARKETS INCORPORATED+/-               2.95          06/06/2005       30,000,000
  15,000,000    GOLDMAN SACHS GROUP INCORPORATED+/-                    2.75          10/26/2005       15,000,000

TOTAL PROMISSORY NOTES (COST $45,000,000)                                                             45,000,000
                                                                                                    ------------

PORTFOLIO OF INVESTMENTS --
MARCH 31, 2005                   WELLS FARGO LIQUIDITY RESERVE MONEY MARKET FUND
--------------------------------------------------------------------------------

LIQUIDITY RESERVE MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                        INTEREST RATE    MATURITY DATE       VALUE
REPURCHASE AGREEMENTS - 25.84%
$111,276,408   BANK OF AMERICA NA - 102% COLLATERALIZED BY US
               GOVERNMENT SECURITIES (MATURITY VALUE $111,285,372)                       2.90%         04/01/2005   $  111,276,408
  52,000,000   BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED
               BY US GOVERNMENT SECURITIES (MATURITY VALUE $52,004,189)                  2.90          04/01/2005       52,000,000
  78,000,000   BEAR STEARNS COMPANIES INCORPORATED - 102% COLLATERALIZED
               BY US GOVERNMENT SECURITIES (MATURITY VALUE $78,006,283)                  2.90          04/01/2005       78,000,000
  26,000,000   CREDIT SUISSE FIRST BOSTON CORPORATION - 102% COLLATERALIZED
               BY US GOVERNMENT SECURITIES (MATURITY VALUE $26,002,094)                  2.90          04/01/2005       26,000,000
 105,000,000   GOLDMAN SACHS GROUP INCORPORATED - 102% COLLATERALIZED
               BY US GOVERNMENT SECURITIES (MATURITY VALUE $105,008,458)                 2.90          04/01/2005      105,000,000
  45,000,000   GOLDMAN SACHS GROUP INCORPORATED - 102% COLLATERALIZED
               BY US GOVERNMENT SECURITIES (MATURITY VALUE $45,003,650)                  2.92          04/01/2005       45,000,000
  53,000,000   GOLDMAN SACHS GROUP INCORPORATED - 102% COLLATERALIZED
               BY US GOVERNMENT SECURITIES (MATURITY VALUE $53,020,685)                  2.81          04/05/2005       53,000,000
  35,000,000   GOLDMAN SACHS GROUP INCORPORATED - 102% COLLATERALIZED
               BY US GOVERNMENT SECURITIES (MATURITY VALUE $35,016,333)                  2.80          04/06/2005       35,000,000

TOTAL REPURCHASE AGREEMENTS (COST $505,276,408)                                                                        505,276,408
                                                                                                                    --------------

TIME DEPOSITS - 9.05%
  27,000,000   BANCO BILBAO VIZCAYA ARGENTARIA                                           2.84          04/01/2005       27,000,000
  53,000,000   DEXIA CREDIT LOCAL DE FRANCE                                              2.80          04/04/2005       53,000,000
  26,000,000   ING BANK NV AMSTERDAM                                                     2.79          04/07/2005       26,000,000
  27,000,000   IXIS CORPORATION & INVESTMENT BANK                                        2.83          04/01/2005       27,000,000
  26,000,000   IXIS CORPORATION & INVESTMENT BANK                                        2.79          04/07/2005       26,000,000
  18,000,000   NATEXIS BANQUES POPULAIRES                                                2.80          04/06/2005       18,000,000

TOTAL TIME DEPOSITS (COST $177,000,000)                                                                                177,000,000
                                                                                                                    --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,953,655,329)*                          99.91%                                                              $1,953,655,329
OTHER ASSETS AND LIABILITIES, NET                0.09                                                                    1,850,686
                                               ------                                                               --------------
TOTAL NET ASSETS                               100.00%                                                              $1,955,506,015
                                               ======                                                               ==============

+/-   VARIABLE RATE SECURITIES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

^     ZERO COUPON/STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

** THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO LIQUIDITY RESERVE             STATEMENT OF ASSETS AND LIABILITIES --
MONEY MARKET FUND                                                 MARCH 31, 2005
--------------------------------------------------------------------------------

ASSETS
INVESTMENTS:
 IN SECURITIES, AT MARKET VALUE ..............................         $ 1,448,378,921
 REPURCHASE AGREEMENTS .......................................             505,276,408
                                                                       ---------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) ...........           1,953,655,329
                                                                       ---------------
 CASH ........................................................                  50,000
 RECEIVABLES FOR DIVIDENDS AND INTEREST ......................               3,458,682
                                                                       ---------------
TOTAL ASSETS .................................................           1,957,164,011
                                                                       ---------------

LIABILITIES
 PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) .......                 792,286
 PAYABLE TO THE TRUSTEES AND DISTRIBUTOR .....................                 836,334
 ACCRUED EXPENSES AND OTHER LIABILITIES ......................                  29,376
                                                                       ---------------
TOTAL LIABILITIES ............................................               1,657,996
                                                                       ---------------
TOTAL NET ASSETS .............................................         $ 1,955,506,015
                                                                       ===============

NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------------
 PAID-IN CAPITAL .............................................         $ 1,955,537,432
 UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS .......                 (31,417)
                                                                       ---------------
TOTAL NET ASSETS .............................................         $ 1,955,506,015
                                                                       ---------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
--------------------------------------------------------------------------------------
 NET ASSETS - INVESTOR CLASS .................................         $ 1,955,506,015
 SHARES OUTSTANDING - INVESTOR CLASS .........................           1,955,537,431
 NET ASSET VALUE AND OFFERING PRICE PER SHARE - INVESTOR CLASS         $          1.00
                                                                       ---------------
INVESTMENTS AT COST ..........................................         $ 1,953,655,329
                                                                       ===============

(1)   THE FUND HAS AN UNLIMITED NUMBER OF AUTHORIZED SHARES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS --                         WELLS FARGO LIQUIDITY RESERVE
FOR THE YEAR ENDED MARCH 31, 2005                              MONEY MARKET FUND
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
INVESTMENT INCOME
  INTEREST .............................................................    $ 33,704,042
                                                                            ------------
TOTAL INVESTMENT INCOME ................................................      33,704,042
                                                                            ------------
EXPENSES
  ADVISORY FEES ........................................................       5,731,404
  ADMINISTRATION FEES ..................................................       5,021,576
  CUSTODY FEES .........................................................         371,969
  SHAREHOLDER SERVICING FEES ...........................................       4,649,607
  ACCOUNTING FEES ......................................................         126,009
  DISTRIBUTION FEES (NOTE 3) ...........................................       4,649,607
  AUDIT FEES ...........................................................          16,002
  LEGAL FEES ...........................................................          15,364
  REGISTRATION FEES ....................................................          19,998
  SHAREHOLDER REPORTS ..................................................         274,998
  TRUSTEES' FEES .......................................................           7,092
  OTHER FEES AND EXPENSES ..............................................          32,329
                                                                            ------------
TOTAL EXPENSES .........................................................      20,915,955
                                                                            ------------
LESS:
  WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) .........................      (2,314,881)
  NET EXPENSES .........................................................      18,601,074
                                                                            ------------
NET INVESTMENT INCOME (LOSS) ...........................................      15,102,968
                                                                            ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
----------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION .....         (29,896)
                                                                            ------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ..............................         (29,896)
                                                                            ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS .................         (29,896)
                                                                            ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ........    $ 15,073,072
                                                                            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO LIQUIDITY RESERVE
MONEY MARKET FUND                            STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                   FOR THE             FOR THE
                                                                                                YEAR ENDED          YEAR ENDED
                                                                                            MARCH 31, 2005      MARCH 31, 2004
------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  BEGINNING NET ASSETS ................................................................    $ 1,734,451,320     $ 1,054,549,239
OPERATIONS:
  NET INVESTMENT INCOME (LOSS) ........................................................         15,102,968           2,088,575
  NET REALIZED GAIN (LOSS) ON INVESTMENTS .............................................            (29,896)             (1,521)
                                                                                           ---------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .......................         15,073,072           2,087,054
                                                                                           ---------------     ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  NET INVESTMENT INCOME ...............................................................        (15,102,968)         (2,111,622)
CAPITAL SHARES TRANSACTIONS:
  PROCEEDS FROM SHARES SOLD ...........................................................      1,042,114,051       1,636,687,509
  REINVESTMENT OF DISTRIBUTIONS .......................................................         15,102,759           2,418,153
  COST OF SHARES REDEEMED .............................................................       (836,132,219)       (959,179,013)
                                                                                           ---------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS .......        221,084,591         679,926,649
                                                                                           ---------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS .................................................        221,054,695         679,902,081
                                                                                           ===============     ===============
ENDING NET ASSETS .....................................................................    $ 1,955,506,015     $ 1,734,451,320
                                                                                           ===============     ===============
SHARES ISSUED AND REDEEMED:
  SHARES SOLD .........................................................................      1,042,114,051       1,636,687,506
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS ......................................         15,102,759           2,418,153
  SHARES REDEEMED .....................................................................       (836,132,219)       (959,179,013)
                                                                                           ---------------     ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS        221,084,591     $   679,926,646
                                                                                           ---------------     ---------------

ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME .................................    $             0     $             0
                                                                                           ===============     ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                        THIS PAGE IS INTENTIONALLY LEFT BLANK --

WELLS FARGO LIQUIDITY RESERVE MONEY MARKET FUND             FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                       NET REALIZED
                                          BEGINNING             NET             AND   DISTRIBUTIONS   DISTRIBUTIONS       ENDING
                                          NET ASSET      INVESTMENT      UNREALIZED        FROM NET        FROM NET    NET ASSET
                                          VALUE PER          INCOME         GAIN ON      INVESTMENT        REALIZED    VALUE PER
                                              SHARE          (LOSS)     INVESTMENTS          INCOME           GAINS        SHARE
--------------------------------------------------------------------------------------------------------------------------------
LIQUIDITY RESERVE MONEY MARKET FUND

INVESTOR CLASS
APRIL 1, 2004 TO MARCH 31, 2005 ......        $1.00            0.01            0.00           (0.01)          0.00        $1.00
APRIL 1, 2003 TO MARCH 31, 2004 ......        $1.00            0.00            0.00            0.00           0.00        $1.00
JULY 31, 2002(3) TO MARCH 31, 2003 ...        $1.00            0.00            0.00            0.00           0.00        $1.00


FINANCIAL HIGHLIGHTS             WELLS FARGO LIQUIDITY RESERVE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                             RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                        --------------------------------------------------------               NET ASSETS AT
                                        NET INVESTMENT         GROSS       EXPENSES          NET      TOTAL    END OF PERIOD
                                         INCOME (LOSS)      EXPENSES         WAIVED     EXPENSES  RETURN(2)  (000'S OMITTED)
                                        ------------------------------------------------------------------------------------
LIQUIDITY RESERVE MONEY MARKET FUND

INVESTOR CLASS
APRIL 1, 2004 TO MARCH 31, 2005 ......           0.81%          1.12%       (0.12)%        1.00%      0.80%      $1,955,506
APRIL 1, 2003 TO MARCH 31, 2004 ......           0.16%          1.19%       (0.19)%        1.00%      0.17%      $1,734,451
JULY 31, 2002(3) TO MARCH 31, 2003 ...           0.64%          1.07%       (0.15)%        0.92%      0.46%      $1,054,549

(1) DURING EACH PERIOD, VARIOUS FEES AND EXPENSES WERE WAIVED AND REIMBURSED AS INDICATED. THE RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS REFLECTS THE EXPENSE RATIO IN THE ABSENCE OF ANY WAIVERS AND REIMBURSEMENTS (NOTE
      3).

(2) TOTAL RETURN CALCULATIONS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED OR REIMBURSED DURING THE PERIODS SHOWN. RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

(3)   COMMENCEMENT OF OPERATIONS.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                                         12 & 13

WELLS FARGO LIQUIDITY RESERVE MONEY MARKET FUND    NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

            Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and is currently comprised of 74 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the Liquidity Reserve Money Market Fund.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

            The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

            The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

            In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

            The Fund(s) invests only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

            The amortized cost method is used to value portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Fund(s) seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

            Investments which are not valued using any of the methods discussed above, are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

            Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

DISTRIBUTIONS TO SHAREHOLDERS

            Net investment income, if any, is declared daily and distributed to shareholders monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

            Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

            At March 31, 2005, there were no reclassification adjustments made on the Statement of Assets and Liabilities.

FEDERAL INCOME TAXES

            Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at March 31, 2005.

            At March 31, 2005, estimated net capital loss carryforwards, which are available to offset future net realized capital gains, were:

                                                                   Capital Loss
      Fund                                       Year Expires      Carryforwards
      --------------------------------------------------------------------------
      LIQUIDITY RESERVE MONEY MARKET FUND            2013            $ 22,636
      --------------------------------------------------------------------------

            At March 31, 2005, current year deferred post-October capital losses, which will be treated as realized for tax purposes on the first day of the succeeding year, were:

                                                           Deferred Post-October
      Fund                                                      Capital Loss
      --------------------------------------------------------------------------
      LIQUIDITY RESERVE MONEY MARKET FUND                           $8,781
      --------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS    WELLS FARGO LIQUIDITY RESERVE MONEY MARKET FUND
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS

            The Fund(s) may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

            The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

            Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment sub-adviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                               Advisory Fee*                                              Sub-Advisory Fee
                            Average Daily      (% of Average                           Average Daily       (% of Average
      Fund                    Net Assets      Daily Net Assets)       Sub-Adviser        Net Assets       Daily Net Assets)
      ---------------------------------------------------------------------------------------------------------------------
      LIQUIDITY RESERVE    $0 - 999 million         0.300            Wells Capital      $0 - 1 billion           0.05
      MONEY MARKET FUND   $1 - 4.99 billion         0.275            Management            >$1 billion           0.04
                             >$4.99 billion         0.250            Incorporated
      ---------------------------------------------------------------------------------------------------------------------

            * Effective August 2, 2004. Prior to August 2, 2004, Funds Management was entitled to be paid a monthly advisory fee at an annual rate of 0.35%.

ADMINISTRATION AND TRANSFER AGENT FEES

            The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

                                                                          % of Average
                                             Average Daily Net Assets   Daily Net Assets**
      ------------------------------------------------------------------------------------
      LIQUIDITY RESERVE MONEY MARKET FUND       $0 - 4.99 billion             0.27
                                                $5 - 9.99 billion             0.26
                                                   >$9.99 billion             0.25
      ------------------------------------------------------------------------------------

            ** Effective August 2, 2004. Prior to August 2, 2004, Funds Management was entitled to be paid an administration fee of 0.27% of average daily net assets.

            The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator for its services as transfer agent.

CUSTODY FEES

            The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to certain transaction charges plus a monthly fee for custody services at the following annual rates:

                                                               % Of Average
      Fund                                                   Daily Net Assets
      --------------------------------------------------------------------------
      LIQUIDITY RESERVE MONEY MARKET FUND                          0.02
      --------------------------------------------------------------------------

WELLS FARGO LIQUIDITY RESERVE MONEY MARKET FUND    NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

SHAREHOLDER SERVICING FEES

            The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:

                                                                  % of Average
      Fund                                                      Daily Net Assets
      --------------------------------------------------------------------------
      LIQUIDITY RESERVE MONEY MARKET FUND                              0.25
      --------------------------------------------------------------------------

            For the year ended March 31, 2005, shareholder servicing fees paid by the fund are disclosed on the Statement of Operations.

DISTRIBUTION FEES

            The Trust has adopted a Distribution Plan (the "Plan") for Investor Class shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Investor Class shares and paid to Stephens Inc. ("Stephens"). The Board of Trustees approved the replacement of Stephens as distributor with Wells Fargo Funds Distributor, LLC ("Distributor") effective April 11, 2005. The Investor Class shares of the Funds paid Stephens and will pay the Distributor an annual fee of up to 0.25% of the average daily net assets. For the year ended March 31, 2005, distribution fees paid are disclosed on the Statement of Operations.

OTHER FEES

            PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset based fee, and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

WAIVED FEES AND REIMBURSED EXPENSES

            All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the year ended March 31, 2005, were waived by Funds Management, first from advisory fees, and then any remaining amount consecutively from administration, custodian and shareholder servicing fees, if any. The Fund's Adviser has committed to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund(s). Net operating expense ratios during the period were as follows:

                                                                   Net Operating
                                                                   Expense Ratio
      --------------------------------------------------------------------------
      LIQUIDITY RESERVE MONEY MARKET FUND                               1.00%
      --------------------------------------------------------------------------

            The Board of Trustees has approved the reduction of the net operating expense ratio to 0.76%, effective August 1, 2005.

4. DISTRIBUTION TO SHAREHOLDERS
--------------------------------------------------------------------------------

            The tax character of distributions paid during the years ended March 31, 2005 and March 31, 2004 was as follows:

                                                  Ordinary Income                      Total
      Fund                                     2005            2004            2005               2004
      ----------------------------------------------------------------------------------------------------
      LIQUIDITY RESERVE MONEY MARKET FUND   $15,102,968     $2,111,622      $15,102,968         $2,111,622
      ----------------------------------------------------------------------------------------------------

            As of March 31, 2005, the components of distributable earnings on a tax basis are shown on the table below.

                                            Undistributed   Undistributed    Unrealized
                                               Ordinary       Long-Term     Appreciation    Capital Loss
      Fund                                      Income           Gain      (Depreciation)   Carryforward*     Total
      ----------------------------------------------------------------------------------------------------------------
      LIQUIDITY RESERVE MONEY MARKET FUND         $0              $0             $0            $(31,417)     ($31,417)
      ----------------------------------------------------------------------------------------------------------------

* THIS AMOUNT INCLUDES ANY POST-OCTOBER LOSS, WHICH WILL REVERSE ON THE FIRST DAY OF THE FOLLOWING FISCAL YEAR.

REPORT OF INDEPENDENT REGISTERED                   WELLS FARGO LIQUIDITY RESERVE
PUBLIC ACCOUNTING FIRM                                         MONEY MARKET FUND
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
WELLS FARGO FUNDS TRUST:

      We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Liquidity Reserve Money Market Fund (the "Fund"), one of the Funds comprising the Wells Fargo Funds Trust, as of March 31, 2005, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

      We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2005, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Liquidity Reserve Money Market Fund of Wells Fargo Funds Trust as of March 31, 2005, the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for the periods presented, in conformity with U.S. generally accepted accounting principles.


                                            /s/ KPMG LLP

Philadelphia, Pennsylvania
May 19, 2005

WELLS FARGO LIQUIDITY RESERVE MONEY MARKET FUND    OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

      A description of the policies and procedures that the Fund(s) uses to determine how to vote proxies relating to portfolio securities and information regarding the results of such voting during the most recent 12-month period ended June 30, is available without charge, upon request, by calling 1-800-222-8222, visiting our website at WWW.WELLSFARGOFUNDS.COM or visiting the SEC website at WWW.SEC.GOV.

PORTFOLIO HOLDINGS INFORMATION

      The Fund(s) files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at WWW.SEC.GOV. In addition, the Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

      The following table provides basic information about the Board of Trustees ("Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 101 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Nominating Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INTERESTED TRUSTEES**
-------------------------------------------------------------------------------------------------------------
                             POSITION HELD AND          PRINCIPAL OCCUPATIONS DURING
NAME AND AGE                 LENGTH OF SERVICE ***      PAST FIVE YEARS                   OTHER DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------------
Robert C. Brown****          Trustee since 1992         Retired.                          None
73

-------------------------------------------------------------------------------------------------------------
J. Tucker Morse              Trustee since 1987         Private Investor/Real Estate      None
60                                                      Developer; Chairman of White
                                                        Point Capital, LLC.
-------------------------------------------------------------------------------------------------------------

NON-INTERESTED TRUSTEES
-------------------------------------------------------------------------------------------------------------
                             POSITION HELD AND          PRINCIPAL OCCUPATIONS DURING
NAME AND AGE                 LENGTH OF SERVICE ***      PAST FIVE YEARS                   OTHER DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------------
Thomas S. Goho               Trustee since 1987         Associate Professor of Finance,   None
62                                                      Wake Forest University,
                                                        Calloway School of Business
                                                        and Accountancy.
-------------------------------------------------------------------------------------------------------------
Peter G. Gordon              Trustee since 1998         Chairman, CEO, and Co-            None
62                           (Chairman since 2004)      Founder of Crystal Geyser
                                                        Water Company and President
                                                        of Crystal Geyser Roxane Water
                                                        Company.
-------------------------------------------------------------------------------------------------------------
Richard M. Leach             Trustee since 1987         Retired. Prior thereto, President None
71                                                      of Richard M. Leach Associates
                                                        (a financial consulting firm).
-------------------------------------------------------------------------------------------------------------
Timothy J. Penny             Trustee since 1996         Senior Counselor to the public    None
53                                                      relations firm of Himle-Horner
                                                        and Senior Fellow at the
                                                        Humphrey Institute,
                                                        Minneapolis, Minnesota (a
                                                        public policy organization).
-------------------------------------------------------------------------------------------------------------
Donald C. Willeke            Trustee since 1996         Principal in the law firm of      None
64                                                      Willeke & Daniels.
-------------------------------------------------------------------------------------------------------------

OTHER INFORMATION (UNAUDITED)    WELLS FARGO LIQUIDITY RESERVE MONEY MARKET FUND
--------------------------------------------------------------------------------

OFFICERS
----------------------------------------------------------------------------------------------------------
                       POSITION HELD AND           PRINCIPAL OCCUPATIONS DURING
NAME AND AGE           LENGTH OF SERVICE           PAST FIVE YEARS                     OTHER DIRECTORSHIPS
----------------------------------------------------------------------------------------------------------
Karla M. Rabusch       President since             Executive Vice President of         None
45                     2003                        Wells Fargo Bank, N.A.
                                                   President of Wells Fargo Funds
                                                   Management, LLC. Senior Vice
                                                   President and Chief
                                                   Administrative Officer of Wells
                                                   Fargo Funds Management, LLC
                                                   from 2001 to 2003. Vice
                                                   President of Wells Fargo Bank,
                                                   N.A. from 1997 to 2000.
---------------------------------------------------------------------------------------------------------
Stacie D. DeAngelo     Treasurer since 2003        Senior Vice President of Wells      None
36                                                 Fargo Bank, N.A. Senior Vice
                                                   President of Operations for
                                                   Wells Fargo Funds
                                                   Management, LLC. Prior
                                                   thereto, Operations Manager at
                                                   Scudder Weisel Capital, LLC
                                                   (2000 to 2001), Director of
                                                   Shareholder Services at BISYS
                                                   Fund Services (1999 to 2000)
                                                   and Assistant Vice President of
                                                   Operations with Nicholas-
                                                   Applegate Capital Management
                                                   (1993 to 1999).
---------------------------------------------------------------------------------------------------------
C. David Messman       Secretary since 2000        Vice President and Managing         None
44                                                 Senior Counsel of Wells Fargo
                                                   Bank, N.A. Senior Vice
                                                   President and Secretary of Wells
                                                   Fargo Funds Management, LLC.
                                                   Vice President and Senior
                                                   Counsel of Wells Fargo Bank,
                                                   N.A. from 1996 to 2003.
---------------------------------------------------------------------------------------------------------

  * The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222.

 ** Currently, two of the seven Trustees are considered "interested persons" of the Trusts as defined in the Investment Company Act of 1940. One of the interested Trustees, Robert C. Brown, owns securities of Wells Fargo & Company, and one of the interested Trustees, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

 *** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

****  Robert C. Brown retired as a Trustee effective April 5, 2005.

WELLS FARGO LIQUIDITY RESERVE MONEY MARKET FUND            LIST OF ABBREVIATIONS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG       -- Association of Bay Area Governments
ADR        -- American Depository Receipt
AMBAC      -- American Municipal Bond Assurance Corporation
AMT        -- Alternative Minimum Tax
ARM        -- Adjustable Rate Mortgages
BART       -- Bay Area Rapid Transit
CDA        -- Community Development Authority
CDSC       -- Contingent Deferred Sales Charge
CGIC       -- Capital Guaranty Insurance Company
CGY        -- Capital Guaranty Corporation
CMT        -- Constant Maturity Treasury
COFI       -- Cost of Funds Index
Connie Lee -- Connie Lee Insurance Company
COP        -- Certificate of Participation
CP         -- Commercial Paper
CTF        -- Common Trust Fund
DW&P       -- Department of Water & Power
DWR        -- Department of Water Resources
EDFA       -- Education Finance Authority
FFCB       -- Federal Farm Credit Bank
FGIC       -- Financial Guaranty Insurance Corporation
FHA        -- Federal Housing Authority
FHLB       -- Federal Home Loan Bank
FHLMC      -- Federal Home Loan Mortgage Corporation
FNMA       -- Federal National Mortgage Association
FRN        -- Floating Rate Notes
FSA        -- Financial Security Assurance, Inc
GDR        -- Global Depository Receipt
GNMA       -- Government National Mortgage Association
GO         -- General Obligation
HFA        -- Housing Finance Authority
HFFA       -- Health Facilities Financing Authority
IDA        -- Industrial Development Authority
IDR        -- Industrial Development Revenue
LIBOR      -- London Interbank Offered Rate
LLC        -- Limited Liability Corporation
LOC        -- Letter of Credit
LP         -- Limited Partnership
MBIA       -- Municipal Bond Insurance Association
MFHR       -- Multi-Family Housing Revenue
MUD        -- Municipal Utility District
MTN        -- Medium Term Note
PCFA       -- Pollution Control Finance Authority
PCR        -- Pollution Control Revenue
PFA        -- Public Finance Authority
PLC        -- Private Placement
PSFG       -- Public School Fund Guaranty
RAW        -- Revenue Anticipation Warrants
RDA        -- Redevelopment Authority
RDFA       -- Redevelopment Finance Authority
R&D        -- Research & Development
SFHR       -- Single Family Housing Revenue
SFMR       -- Single Family Mortgage Revenue
SLMA       -- Student Loan Marketing Association
STEERS     -- Structured Enhanced Return Trust
TBA        -- To Be Announced
TRAN       -- Tax Revenue Anticipation Notes
USD        -- Unified School District
V/R        -- Variable Rate
WEBS       -- World Equity Benchmark Shares
XLCA       -- XL Capital Assurance

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

THIS PAGE IS INTENTIONALLY LEFT BLANK --

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

MORE INFORMATION ABOUT WELLS FARGO FUNDS(R) IS AVAILABLE FREE UPON REQUEST. TO OBTAIN LITERATURE, PLEASE WRITE OR CALL:

WELLS FARGO FUNDS
PO BOX 8266
BOSTON, MA 02266-8266

WELLS FARGO FUNDS INVESTOR SERVICES: 1-800-222-8222 OR VISIT OUR WEB SITE AT WWW.WELLSFARGOFUNDS.COM.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE WELLS FARGO FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

WELLS FARGO FUNDS MANAGEMENT, LLC, A WHOLLY-OWNED SUBSIDIARY OF WELLS FARGO & COMPANY, PROVIDES INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES FOR THE WELLS FARGO FUNDS. OTHER AFFILIATES OF WELLS FARGO & COMPANY PROVIDE SUB-ADVISORY AND OTHER SERVICES FOR THE FUNDS. THE FUNDS ARE DISTRIBUTED BY STEPHENS INC., MEMBER NYSE/SIPC. WELLS FARGO & COMPANY AND ITS AFFILIATES ARE NOT AFFILIATED WITH STEPHENS INC.

             -----------------------------------------------------
             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
             -----------------------------------------------------

(c)2005 Wells Fargo Funds Management, LLC. All rights reserved.   AR 027 (05/05)





ITEM 2. CODE OF ETHICS

As of the end of the period, March 31, 2005, Wells Fargo Funds Trust has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Board of Trustees of Wells Fargo Funds Trust has determined that Thomas S. Goho is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Goho is independent for purposes of Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)
AUDIT FEES - Provided below are the aggregate fees billed for the fiscal years ended March 31, 2004 and March 31, 2005 for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.

      For the fiscal years ended March 31, 2004 and March 31, 2005, the Audit Fees were $878,365 and $990,950, respectively.

(b)
AUDIT-RELATED FEES - There were no audit-related fees incurred for the fiscal years ended March 31, 2004 and March 31, 2005 for assurance and related services by the principal accountant for the Registrant.

(c)
TAX FEES - Provided below are the aggregate fees billed for the fiscal years ended March 31, 2004 and March 31, 2005 for professional services rendered by the principal accountant for the Registrant for tax compliance, tax advice, and tax planning.

      For the fiscal years ended March 31, 2004 and March 31, 2005, the Tax Fees were $76,500 and $84,325, respectively. The incurred Tax Fees are comprised of excise tax review services.

      For the fiscal years ended March 31, 2004 and March 31, 2005, the Tax Fees were $116,623 and $131,980, respectively. The incurred Tax Fees are comprised of tax preparation and consulting services.

(d)
ALL OTHER FEES - There were no other fees incurred for the fiscal years ended March 31, 2004 and March 31, 2005.

(e)(1)
The Chairman of the Audit Committees is authorized to pre-approve: (1) audit services to the mutual funds of Wells Fargo Funds Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (the "Funds"); (2) non-audit tax or compliance consulting or training services provided to the Funds by the independent auditors ("Auditors") if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund's investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the
Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chairman, Management shall prepare a brief description of the proposed services. If the Chairman approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(e)(2)
Not Applicable.

(f)
Not Applicable.

(g)
Provided below are the aggregate non-audit fees billed for the fiscal years ended March 31, 2004 and March 31, 2005 by the principal accountant for services rendered to the Registrant, and rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant.

      For the fiscal years ended March 31, 2004 and March 31, 2005, the Registrant incurred non-audit fees in the amount of $72,000 and $134,500, respectively. The non-audit fees consist of SAS70 control reviews of Wells Fargo Bank, N.A., the Funds' custodian.

      For the fiscal years ended March 31, 2004 and March 31, 2005, the Registrant's investment adviser incurred non-audit fees in the amount of $57,120 and $96,000 respectively. The non-audit fees consist of procedure reviews for pending mergers associated with fund reorganizations.

(h)
The Registrant's audit committee of the board of directors has determined that non-audit services rendered to the registrant's investment adviser, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of the Regulation S-X, does not compromise the independence of the principal accountant.

ITEMS 5-6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a)(i) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(a)(ii) There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a)(i) above.

ITEM 10. EXHIBITS

(a) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as Exhibit 10a.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                              Wells Fargo Funds Trust

                                              By:  /s/Karla M. Rabusch

                                                   Karla M. Rabusch
                                                   President

Date: May 19, 2005

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                              Wells Fargo Funds Trust

                                              By:  /s/Stacie D. DeAngelo

                                                   Stacie D. DeAngelo
                                                   Treasurer

Date: May 19, 2005